    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 1999
                     REGISTRATION NOS. 2-95973 AND 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                       POST-EFFECTIVE AMENDMENT NO. 50 |X|
                                       AND
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT |X|
                                     OF 1940

                              AMENDMENT NO. 51 |X|

                            ONE GROUP(R) MUTUAL FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 480-4311
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 MARK S. REDMAN
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


       ALAN G. PRIEST, ESQUIRE                   MICHAEL V. WIBLE, ESQUIRE
       ROPES & GRAY                              BANK ONE CORPORATION
       ONE FRANKLIN SQUARE                       100 EAST BROAD STREET, 5TH FL.
       1301 K STREET, N.W., SUITE 800E           COLUMBUS, OHIO 43271-0152
       WASHINGTON, D.C. 20005

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


       ____       Immediately upon filing pursuant to paragraph (b)
       ____       on (Date) pursuant to paragraph(b)
       __X_       60 days after filing pursuant to paragraph(a)(1)
       ____       on (Date) pursuant to paragraph(a)(1)
       ____       75 days after filing pursuant to paragraph(a)(2)
       ____       on (Date) pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

       ____ post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                             ONE GROUP MUTUAL FUNDS

                              CROSS REFERENCE SHEET

FORM N-1A PART A ITEM                                                      PROSPECTUS CAPTION
---------------------                                                      ------------------
1.       Front and Back Cover Page                                         Cover Page

2.       Risk/Return Summary: Investments, Risks & Performance             Fund Summaries: Investments, Risk &
                                                                           Performance

3.       Risk/Return Summary: Fee Table                                    Fund Summaries: Investments, Risk &
                                                                           Performance

4.       Investment Objectives, Principal Investment Strategies            Fund Summaries: Investments, Risk &
                                                                           Performance, More About the Funds, Appendix
                                                                           A

5.       Management's Discussion of Fund Performance                       Annual Report

6.       Management, Organization, and Capital Structure                   Management of One Group Mutual Funds

7.       Shareholder Information                                           How To Do Business with One Group Mutual
                                                                           Funds, Shareholder Information

8.       Distribution Arrangements                                         How To Do Business with
                                                                           One Group Mutual Funds

9.       Financial Highlights                                              Financial Highlights

                                                                           COMBINED STATEMENT OF
                                                                           ADDITIONAL INFORMATION
FORM N-1A PART B ITEM                                                      CAPTION
---------------------                                                      -------

10.      Cover Page and Table of Contents                                  Cover Page and Table of Contents

11.      Fund History                                                      The Trust

12.      Description of Fund and its Investments and Risk                  The Trust; Investment Objectives and Policies,
                                                                           Additional Information - Description of Shares


13.      Management of the Fund                                            Management of the Trust

14.      Control Persons and Principal                                     Additional Information -
         Holders of Securities                                             Miscellaneous

15.      Investment Advisory and Other
         Services                                                          Management of the Trust

16.      Brokerage Allocation and Other Practices                          Management of the Trust -
                                                                           Portfolio Transactions

17.      Capital Stock and Other Securities                                Valuation; Additional
                                                                           Information Regarding the
                                                                           Calculation of Per Share Net
                                                                           Asset Value;
                                                                           Additional Purchase
                                                                           and Redemption Information;
                                                                           Additional Information

18.      Purchase, Redemption and Pricing of                               The Trust, Valuation; Additional
         Shares                                                            Information Regarding the
                                                                           Calculation Per Share Net Asset

                                                                           Value; Additional Purchase and
                                                                           Redemption Information;
                                                                           Management of the Trust

19.      Taxation of the Fund                                              Investment Objectives and
                                                                           Policies - Additional Tax
                                                                           Information Concerning the Fund

20.      Underwriters                                                      Management of the Trust -
                                                                           Distributor

21.      Calculation of Performance Data                                   Additional Information -
                                                                           Calculation of Performance Data

22.      Financial Statements                                              Financial Statements

ONE GROUP(R) MUTUAL FUNDS




EQUITY FUNDS COMBINED PROSPECTUS
NOVEMBER 1, 1999


                       ONE GROUP(R) SMALL CAP GROWTH FUND
                       ONE GROUP(R) SMALL CAP VALUE FUND
                       ONE GROUP(R) MID CAP GROWTH FUND
                       ONE GROUP(R) MID CAP VALUE FUND
                       ONE GROUP(R) DIVERSIFIED MID CAP FUND
                       ONE GROUP(R) LARGE CAP GROWTH FUND
                       ONE GROUP(R) LARGE CAP VALUE FUND
                       ONE GROUP(R) EQUITY INCOME FUND
                       ONE GROUP(R) DIVERSIFIED EQUITY FUND
                       ONE GROUP(R) BALANCED FUND
                       ONE GROUP(R) EQUITY INDEX FUND
                       ONE GROUP(R) MARKET EXPANSION INDEX FUND
                       ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND
                       ONE GROUP(R) DIVERSIFIED INTERNATIONAL FUND



The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISKS AND PERFORMANCE
  One Group Small Cap Growth Fund
  One Group Small Cap Value Fund
  One Group Mid Cap Growth Fund
  One Group Mid Cap Value Fund
  One Group Diversified Mid Cap Fund
  One Group Large Cap Growth Fund
  One Group Large Cap Value Fund
  One Group Equity Income Fund
  One Group Diversified Equity Fund
  One Group Balanced Fund
  One Group Equity Index Fund
  One Group Market Expansion Index Fund
  One Group International Equity Index Fund
  One Group Diversified International Fund

MORE ABOUT THE FUNDS
  Principal Investment Strategies
  Investment Risks
  Investment Policies
  Risks of the Index Funds
  Portfolio Quality
  Temporary Defensive Positions
  Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
  Purchasing Fund Shares
  Sales Charges
  Sales Charge Reductions and Waivers
  Exchanging Fund Shares
  Redeeming Fund Shares

SHAREHOLDER INFORMATION
  Voting Rights
  Dividend Policies
  Tax Treatment of Shareholders
  Shareholder Inquiries

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
  The Advisor
  The Fund Managers
  Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP SMALL CAP GROWTH FUND

WHAT IS THE GOAL OF THE SMALL CAP GROWTH FUND?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small capitalization and emerging growth companies.

WHAT ARE THE SMALL CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in common stock, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of small capitalization companies. Generally, the Fund invests in mid cap companies with market capitalization ranging from $100 million to $3 billion. For more information about the Small Cap Growth Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE SMALL CAP GROWTH FUND?

The main risks of investing in the Small Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Small Cap Growth Fund will change every day in response to market conditions. You may lose money if you invest in the Small Cap Growth Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small cap stocks in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Smaller Companies. The Fund's primary investment strategy is to invest in smaller, growth companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller, growth companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE SMALL CAP GROWTH FUND PERFORMED?

         By showing the variability of the Small Cap Growth Fund performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SMALL CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

         The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

----------------

(1) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                         ONE GROUP SMALL CAP GROWTH FUND

                                    [GRAPH]

TOTAL RETURN (PER CALENDAR YEAR)(1)

CLASS A SHARES

1992      1993     1994          1995         1996         1997         1998
16.42%    7.85%    -7.73%        22.06%       15.70%       28.78%       -4.04%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 9.94%. The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period prior to the commencement of the One Group Small Cap Growth Fund on March 26, 1996.


BEST QUARTER:     21.57%  3Q 1997; WORST  QUARTER:  -22.13%  3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)1

-----------------------------------------------------------------------------------------------
CLASS A                                     1 YEAR            5 YEARS              LIFE
-------                                     ------            -------         (SINCE 7/1/91)
                                                                              --------------

One Group Small Cap Growth Fund             -5.78%             12.27%             13.90%


S&P 600 Small Cap Index(3)                  -2.31%             16.59%


S&P/Barra Small Cap Growth Index(4)

--------------------------------------- ---------------- ------------------- ------------------
CLASS B                                     1 YEAR                                 LIFE
-------                                     ------                            (SINCE 9/2/94)
                                                                              --------------

One Group Small Cap Growth Fund             -6.05%                                 11.70%


S&P 600 Small Cap Index(3)                  -2.31%


S&P/Barra Small Cap Growth Index(4)

-----------------------------------------------------------------------------------------------
CLASS C                                     1 YEAR                                 LIFE
-------                                     ------                             (SINCE 11/4/97)
                                                                                --------------
One Group Small Cap Growth Fund             -2.62%                                 .77%

S&P 600 Small Cap Index(3)                  -2.31%

S&P/Barra Small Cap Growth Index(4)


-----------------------------------------------------------------------------------------------
                                                                                    LIFE
CLASS I                                     1 YEAR            5 YEARS          (SINCE 7/1/91)
-------                                     ------            -------          --------------

One Group Small Cap Growth Fund              -.72%             13.57%             14.71%

S&P 600 Small Cap Index(3)                  -2.31%             16.59%

S&P/Barra Small Cap Growth Index(4)

-----------------------------------------------------------------------------------------------

1. The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period prior to the commencement of the One Group Small Cap Growth Fund on March 26, 1996.


2. Performance for Class I Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

3. The S&P Small Cap 600 is an unmanaged index generally representative of the performance of small companies in the US stock market. The benchmark for the Small Cap Growth Index has changed from the S&P Small Cap Index to the S&P/Barra Small Cap Growth Index in order to better represent the investment policies of the Fund for comparison purposes.

4. The S&P/Barra Small Cap Growth Index is an unmanaged index generally representative of the performance of 600 small capitalization domestic stocks with a higher price to book ratio. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

FEES AND EXPENSES OF THE SMALL CAP GROWTH FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

Maximum Sales Charge                                   5.25%             none        none               none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                 none(2)           5.00%       1.00%              none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none             none         none              none

Exchange Fee                                            none             none         none              none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .74%           .74%          .74%             .74%

Distribution [and/or                                     .35%          1.00%         1.00%              none
Service] (12b-1) Fees

Other Expenses                                           .35%           .35%          .35%             .35%

Total Annual Fund Operating
Expenses                                                1.44%          2.09%         1.44%            1.09%

Fee Waiver and/or Expense
Reimbursement(4)                                        (.14%)         (.04%)        (.04%)           (.04%)

Net Expenses                                            1.30%          2.05%         2.05%            1.05%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, and 1.05% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                      CLASS B(2)                  CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)               $650            $208            $708             $208             $308                $107

3 Years                 $944            $651            $951             $651             $651                $343

5 Years               $1,258          $1,120          $1,320           $1,120           $1,120                $597

10 Years              $2,147          $2,252          $2,252           $2,418           $2,418              $1,325
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $664
     Class B (no redemption)       $212
     Class B (with redemption)     $712
     Class C (no redemption)       $212
     Class C (with redemption)     $312
     Class I                       $111

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP SMALL CAP VALUE FUND

WHAT IS THE GOAL OF THE SMALL CAP VALUE FUND?

The Fund seeks long-term capital growth primarily by investing in equity securities of companies with small capitalizations.

WHAT ARE THE SMALL CAP VALUE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of small domestic companies with market capitalizations of $100 million to $2.6 billion. In reviewing investment opportunities, Banc One Investment Advisors looks for high quality management, a dominant position in a major product line, significant equity ownership positions by management, a sound financial position, and a relatively high rate of return on invested capital. The Fund also will invest in companies that demonstrate a potential for earnings growth due to management changes, new products, or a changing marketplace. For more information about the Small Cap Value Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE SMALL CAP VALUE FUND?

The main risks of investing in the Small Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Small Cap Value Fund will change every day in response to market conditions. You may lose money if you invest in the Small Cap Value Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small cap stocks in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Smaller Companies. The Fund's primary investment strategy is to invest in smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid and more volatile than stocks of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE SMALL CAP VALUE FUND PERFORMED?

By showing the variability of the Small Cap Value Fund performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SMALL CAP VALUE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                         ONE GROUP SMALL CAP VALUE FUND

[BAR GRAPH]

TOTAL RETURN (PER CALENDAR YEAR)(1)
     CLASS I SHARES

                                  [BAR GRAPH]

22.47% -7.34% 58.42% 17.00% 12.29% -5.04%  25.33% 25.63% 30.57% -4.09%
1989   1990   1991   1992   1993   1994    1995   1996   1997   1998


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -4.48%. The Small Cap Value Fund commenced operations on January 27, 1995 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. The above quoted performance data includes the performance of the Pegasus Small Cap Opportunity Fund for the period prior to the commencement of operations of the One Group Small Cap Value Fund on March 22, 1999.



BEST QUARTER:   23.56%  1Q 1991; WORST  QUARTER:  -24.07%   3Q 1998


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


AVERAGE ANNUAL TOTAL RETURNS
(through June 30, 1999)(1)
-------------------- ----------------- -------------- --------------- ---------------- ---------------------
                                                                                               LIFE
CLASS A                                  1 YEAR          5 YEARS         10 YEARS        (SINCE 6/30/72)(3)
-------                                  ------          -------         --------        ------------------
One Group Small Cap Value Fund          -17.96%           12.70%        12.58%               8.96%

Russell 2000(2)                           1.50%           15.40%        12.39%

S&P Small Cap 600 Index(3)               -2.31%           16.59%        12.40%


-------------------------------------- ------------- ----------------- -------------------- ----------------
                                                                                                LIFE
CLASS B                                  1 YEAR           5 YEARS          10 YEARS(3)    (SINCE 6/30/72)(3)
-------                                  ------          -------           --------       ------------------

One Group Small Cap Value Fund          -18.17%               13.04%         12.88%        9.08%

Russell 2000(2)                           1.50%               15.40%         12.39%

S&P Small Cap 600 Index(3)               -2.31%                6.59%         12.40%

                                      -9-

-------------------- ----------------- ---------- ----------------- ------------------ ---------------------
                                                                                                LIFE
CLASS I                                  1 YEAR        5 YEARS           10 YEARS        (SINCE 6/30/72)(4)
-------                                  ------        -------           --------        ------------------

One Group Small Cap Value Fund          -13.26%         14.38%             13.71%               9.76%

Russell 2000(2)                           1.50%         15.40%             12.39%

S&P Small Cap 600 Index(3)               -2.31%         16.59%             12.40%

-------------------------------------- ---------------------------- ----------------------------------------

1. The above quoted performance data includes the performance of the Pegasus Small Cap Opportunity Fund for the period prior to the commencement of operations of the One Group Small Cap Value Fund on March 22, 1999.

2. The Russell 2000 Index is an unmanaged index generally representative of the small-cap equity markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

3. The S&P Small Cap 600 Index is an unmanaged index generally representative of the performance of small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares. The benchmark index for the Small Cap Value Fund has been changed from the Russell 2000 to the S&P Small Cap 600 Index in order to better represent the investment policies for comparison purposes.


4. The Small Cap Value Fund commenced operations on January 27, 1995 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

FEES AND EXPENSES OF THE SMALL CAP VALUE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.



--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)
 Maximum Sales Charge                                  5.25%             none        none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                 none(2)           5.00%       1.00%             none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none             none         none             none

Exchange Fee                                            none             none         none             none

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets)(3)
Investment Advisory Fees                                 .74%           .74%          .74%             .74%

Distribution [and/or                                     .35%          1.00%         1.00%             none
Service] (12b-1) Fees

 Other Expenses                                          .37%           .37%          .37%             .37%

                                                        1.46%          2.11%         2.11%            1.11%
Total Annual Fund Operating
Expenses

Fee Waiver and/or Expense                               (.27%)         (.17%)        (.17%)           (.17%)
Reimbursement(4)

Net Expenses                                            1.19%          1.94%         1.94%             .94%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.19% for Class A shares, 1.94% for Class B shares, 1.94% for Class C shares, and .94% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)               $640             $197            $697             $197             $297             $96
3 Years                 $937             $645            $945             $645             $645            $336
5 Years               $1,256           $1,118          $1,318           $1,118           $1,118            $595
10 Years              $2,158           $2,262          $2,262           $2,428           $2,428          $1,336
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $666
     Class B (no redemption)       $214
     Class B (with redemption)     $714
     Class C (no redemption)       $214
     Class C (with redemption)     $314
     Class I                       $113

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP MID CAP GROWTH FUND


WHAT IS THE GOAL OF THE MID CAP GROWTH FUND?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

WHAT ARE THE MID CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies with a market capitalizations of $800 million to $8 billion. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MID CAP GROWTH FUND?

The main risks of investing in the Mid Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Growth Fund will change every day in response to market conditions. You may lose money if you invest in the Mid Cap Growth Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE MID CAP GROWTH FUND PERFORMED?

         By showing the variability of the Mid Cap Growth Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MID CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

         The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                          ONE GROUP MID CAP GROWTH FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

                                  [BAR GRAPH]

1990   1991    1992   1993     1994    1995    1996    1997    1998
1.37%  42.92%  9.54%  12.74%   -3.72%  27.88%  20.29%  30.07%  37.34%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 8.25%.

BEST QUARTER:  39.91%  4Q 1998; WORST  QUARTER:  -17.05%  3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------
                                                                               LIFE
CLASS A                                   1 YEAR          5 YEARS         (SINCE 2/18/92)
-------                                   ------          -------        ------------------

One Group Mid Cap Growth Fund             21.15%          23.63%              16.57%

                                          30.31%          24.80%
S&P/BARRA Midcap 400 Growth Index(1)

-------------------- ------------------ ------------ ------------------ -------------------
                                                                               LIFE
CLASS B                                   1 YEAR          5 YEARS         (SINCE 1/14/94)
-------                                   ------          -------        ------------------

One Group Mid Cap Growth Fund             21.96%          23.82%              19.59%

S&P/BARRA Midcap 400 Growth Index(1)      30.31%          24.80%

--------------------------------------- ------------ ------------------ -------------------
                                                                              LIFE
CLASS C                                   1 YEAR                         (SINCE 11/4/97)
-------                                   ------                         ---------------
One Group Mid Cap Growth Fund             26.57%                              25.63%

S&P/BARRA Midcap 400 Growth Index(1)      30.31%

--------------------------------------- ------------ ------------------ -------------------
                                                                                 LIFE
CLASS I                                 1 YEAR         5 YEARS   10 YEARS   (SINCE 3/2/89)
-------                                 ------         -------   --------  ----------------

One Group Mid Cap Growth Fund             28.39%       25.26%     19.04%        19.29%


S&P/BARRA Midcap 400 Growth Index(1)      30.31%       24.80%     NA


     --------------------------------------- ------------ ---------- ---------------------------

(1) The S&P/BARRA Midcap 400 Growth Index, an unmanaged index, represents the performance of the highest price to book securities in the S&P MidCap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The S&P/BARRA MidCap 400 Growth Index for Class I Shares consists of the average monthly returns of the Russell 2000 Index for periods prior to June, 1991. Thereafter, data is from the S&P/BARRA MidCap 400 Growth Index which corresponds with the initiation of the S&P/BARRA MidCap 400 Growth Index on June 30, 1991.

FEES AND EXPENSES OF THE MID CAP GROWTH FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND

--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

Maximum Sales Charge                                   5.25%             none        none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                 none(2)           5.00%       1.00%             none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none             none         none             none

Exchange Fee                                            none             none         none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .74%           .74%          .74%             .74%

Distribution [and/or                                     .35%          1.00%         1.00%             none
Service] (12b-1) Fees

Other Expenses                                           .26%           .26%          .26%             .26%

Total Annual Fund Operating                             1.35%          2.00%         2.00%            1.00%
Expenses

Fee Waiver and/or Expense                               (.10%)          none          none             none
Reimbursement(4)

Net Expenses                                            1.25%          2.00%         2.00%            1.00%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.25% for Class A shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM FOR THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)               $646             $203            $703             $203             $303            $102
3 Years                 $921             $627            $927             $627             $627            $318
5 Years               $1,217           $1,078          $1,278           $1,078           $1,078            $552
10 Years              $2,055           $2,160          $2,160           $2,327           $2,327          $1,225
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses for Class A shares would be $655.

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP MID CAP VALUE FUND


WHAT IS THE GOAL OF THE MID CAP VALUE FUND?

The Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

WHAT ARE THE MID CAP VALUE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $6.7 billion. In choosing investments, the Fund considers the issuer's soundness and earnings prospects. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay dividends has been impaired, it may eliminate the Fund's holding of the company's stock. For more information about the Mid Cap Value Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MID CAP VALUE FUND?

The main risks of investing in the Mid Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Mid Cap Value Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Mid Cap Value Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or mid cap value stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of small companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE MID CAP VALUE FUND PERFORMED?

By showing the variability of the Mid Cap Value Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MID CAP VALUE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                          ONE GROUP MID CAP VALUE FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

                                  [BAR GRAPH]

1990     1991    1992    1993   1994    1995    1996    1997    1998
-14.47%  27.18%  12.92%  13.20% -0.71%  26.03%  16.50%  35.10%  5.67%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 3.65%.

BEST QUARTER:   15.97%  4Q 1998; WORST QUARTER:  -17.70%  3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)(1)

---------------------------------------------------------------------------------------------------
                                                                                     LIFE
CLASS A                                        1 YEAR             5 YEARS       (SINCE 2/18/92)
-------                                        ------             -------      ------------------


One Group Mid Cap Value Fund                   -1.76%             15.88%             13.23%

S&P/BARRA Midcap 400 Value Index(2)             5.06%             19.50%

-------------------- ------------------ ---------------------- -------------- ---------------------

                                                                                      LIFE
CLASS B                                        1 YEAR             5 YEARS        (SINCE 1/14/94)
-------                                        ------             -------      ------------------

One Group Mid Cap Value Fund                   -1.63%             16.07%             13.65%

S&P/BARRA Midcap 400 Value Index(2)             5.06%             19.50%

--------------------------------------- ---------------------- -------------- ---------------------

                                                                                        LIFE
CLASS I                                 1 YEAR       5 YEARS        10 YEARS       (SINCE 3/2/89)
-------                                 ------       -------        --------     ------------------

One Group Mid Cap Value Fund             3.82%       17.47%          12.46%            13.07%

S&P/BARRA Midcap 400 Value Index(2)      5.06%       19.50%          NA
--------------------------------------- ---------------------- -------------- ---------------------


1. The Fund also offers Class C Shares. Class C Shares commenced operations on March 22, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus.

2. The S&P/BARRA Midcap 400 Value Index is an unmanaged index representing the performance of the lowest price to book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The S&P/BARRA MidCap 400 Value Index consists of the average monthly returns of the S&P 500 Index for periods prior to June 1991. Thereafter, data is from the S&P/BARRA Midcap 400 Value Index which corresponds with the initiation of the S&P BARRA Midcap 400 Value Index on June 30, 1991.

FEES AND EXPENSES OF THE MID CAP VALUE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

Maximum Sales Charge                                   5.25%             none        none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                 none(2)           5.00%       1.00%             none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                        none             none         none             none
Redemption Fee

Exchange Fee
                                                        none             none         none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(3)
Investment Advisory Fees                                 .74%           .74%          .74%             .74%

Distribution [and/or                                    0.35%          1.00%         1.00%             none
Service] (12b-1) Fees

Other Expenses                                           .22%           .22%          .22%             .22%


Total Annual Fund Operating                             1.31%          1.96%         1.96%             .96%
Expenses

Fee Waiver and/or Expense                               (.10%)          none          none             none
Reimbursement(4)


Net Expenses                                            1.21%          1.96%         1.96%             .96%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.21% for Class A shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)               $642             $199            $699             $199             $299             $98
3 Years                 $909             $615            $915             $615             $615            $306
5 Years               $1,196           $1,057          $1,257           $1,057           $1,057            $531
10 Years              $2,013           $2,117          $2,117           $2,285           $2,285          $1,178
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses for Class A Shares would be $651.

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP DIVERSIFIED MID CAP FUND


WHAT IS THE GOAL OF THE DIVERSIFIED MID CAP FUND?

The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

WHAT ARE THE DIVERSIFIED MID CAP FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of mid cap companies. Generally, the Fund invests in companies with market capitalizations of $500 million to $8 billion. The Fund looks for mid cap companies of this size with strong potential, stable market share, and an ability to quickly respond to new business opportunities. In choosing securities, the Fund invests in mid cap and other companies across different capitalization levels targeting both value and growth oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Diversified Mid Cap Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE DIVERSIFIED MID CAP FUND?

The main risks of investing in the Diversified Mid Cap Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Diversified Mid Cap Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified Mid Cap Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or mid cap stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE DIVERSIFIED MID CAP FUND PERFORMED?

By showing the variability of the Diversified Mid Cap Fund performance from year to year, the chart and the table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED MID CAP FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                       ONE GROUP DIVERSIFIED MID CAP FUND

    TOTAL RETURN (PER CALENDAR YEAR)(1)
      CLASS A SHARES

                                  [BAR GRAPH]

1989    1990   1991    1992    1993    1994    1995    1996   1997    1998
16.26%  8.58%  35.20%  24.57%  24.04%  -3.26%  19.74%  25.05% 27.89%  4.62%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 8.32%. The Diversified Mid Cap Fund commenced operations on June 1, 1991 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. The above-quoted performance data includes the performance of the Pegasus Mid Cap Opportunity Fund for the period prior to the commencement of operations of the One Group Diversified Mid Cap Fund on March 22, 1999.

BEST QUARTER:   22.78%   4Q 1998; WORST  QUARTER:  -20.69%  3Q 1998


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
                                                                                       LIFE
CLASS A                                    1 YEAR        5 YEARS      10 YEARS  (SINCE 12/31/83)(3)
-------                                    ------        -------      --------  ------------------

One Group Diversified Mid Cap Fund        -.32%          15.71%        14.49%         14.23%

Russell 2500 Index(2)                     1.50%          17.88%        14.10%

--------------------------------------- -------------- ----------------------- ------------------

                                                                                      LIFE
CLASS B                                   1 YEAR       5 YEARS       10 YEARS  (SINCE 12/31/83)(3)
-------                                   ------       -------       --------  ------------------
One Group Diversified Mid Cap Fund        -.63%        16.44%          14.98%          14.54%

Russell 2500 Index(2)                     1.50%        17.88%          14.10%


-------------------- ------------------ ------------ ------------ --------------- ---------------
                                                                                        LIFE
CLASS I                                   1 YEAR       5 YEARS       10 YEARS    (SINCE 12/31/83)(3)
-------                                   ------       -------       --------    ------------------
One Group Diversified Mid Cap Fund          5.47%       17.14%       15.20%             14.69%

Russell 2500 Index(2)                       1.50%       17.88%       14.10%

--------------------------------------- ------------ ------------ -------------------------------


1. The above-quoted performance data includes the performance of the Pegasus Mid Cap Opportunity Fund for the period prior to the commencement of operations of the One Group Diversified Mid Cap Fund on March 22, 1999. The Fund also offers Class C Shares. Class C Shares commenced operations on March 22, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus.

2. The Russell 2500 Index is an unmanaged index generally representative of the small-to-medium-small stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

3. The Diversified Mid Cap Fund commenced operations on June 1, 1991 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

FEES AND EXPENSES OF THE DIVERSIFIED MID CAP FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

Maximum Sales Charge                                   5.25%             none        none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                 none(2)           5.00%       1.00%             none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                        none             none         none             none
Redemption Fee

Exchange Fee
                                                        none             none         none             none

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets)(3)
Investment Advisory Fees                                 .74%           .74%          .74%             .74%

Distribution [and/or                                     .35%          1.00%         1.00%             none
Service] (12b-1) Fees

Other Expenses                                           .26%           .26%          .26%             .26%


Total Annual Fund Operating                             1.35%          2.00%         2.00%            1.00%
Expenses

Fee Waiver and/or Expense                               (.24%)         (.14%)        (.14%)           (.14%)
Reimbursement(4)

Net Expenses                                            1.11%          1.86%         1.86%             .86%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.11% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares, and .86% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                          CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)               $632             $189            $689             $189             $289             $88
3 Years                 $908             $614            $914             $614             $614            $304
5 Years               $1,204           $1,065          $1,265           $1,065           $1,065            $539
10 Years              $2,044           $2,148          $2,148           $2,316           $2,316          $1,212
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $655
     Class B (no redemption)       $203
     Class B (with redemption)     $703
     Class C (no redemption)       $203
     Class C (with redemption)     $303
     Class I                       $102

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP LARGE CAP GROWTH FUND

WHAT IS THE GOAL OF THE LARGE CAP GROWTH FUND?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

WHAT ARE THE LARGE CAP GROWTH FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of large, well-established companies. The weighted average capitalization of companies in which the Fund invests normally will exceed the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(1) For more information about the Large Cap Growth Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND?

The main risks of investing in the Large Cap Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Large Cap Growth Fund will change every day in response to market conditions. You may lose money if you invest in the Large Cap Growth Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or large cap growth stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE LARGE CAP GROWTH FUND PERFORMED?

By showing the variability of the Large Cap Growth Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LARGE CAP GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

-----------------

1 "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                         ONE GROUP LARGE CAP GROWTH FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

                                  [BAR GRAPH]

1993    1994    1995    1996     1997    1998
13.95%  5.56%  27.04%  17.25%   32.84%  44.71%



1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 10.81%.

BEST QUARTER:  24.51%  4Q 1998; WORST QUARTER:  - 6.66%  3Q 1998

         The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


------------------------------------ -- ------------------- ------------------ ------------------ -------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)
------------------------------------ -- ------------------- ------------------ ------------------ -------------------
                                                                                                        LIFE
CLASS A                                                          1 YEAR             5 YEARS         (SINCE 2/22/94)
-------                                                          ------             -------         --------------
One Group Large Cap Growth Fund                                  21.70%             25.42%              23.33%



S&P/BARRA 500 Growth Index(1)                                    28.19%             31.81%
------------------------------------ -- ------------------- ------------------ ------------------ -------------------

                                                                                                         LIFE
CLASS B                                                          1 YEAR             5 YEARS         (SINCE 1/14/94)
-------                                                          ------             -------         --------------
One Group Large Cap Growth Fund                                  22.54%             25.80%              23.33%

S&P/BARRA 500 Growth Index(1)                                    28.19%             31.81%

-------------------- ------------------ ------------------- ------------------ ------------------ -------------------
                                                                                                         LIFE
CLASS C                                                          1 YEAR             5 YEARS         (SINCE 11/4/97)
-------                                                          ------             -------         --------------

1 "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund. 1 The S&P/BARRA 500 Growth Index, an unmanaged index, represents the highest price to book securities in the S&P 500 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.


One Group Large Cap Growth Fund                                 26.52%                                  34.29%

S&P/BARRA 500 Growth Index(1)                                   28.19%

----------------------------------------------------------- ------------------ ------------------ -------------------

                                                                                                    LIFE
CLASS I                                                     1 YEAR             5 YEAR             (2/28/92)
-------                                                     ------             -------         --------------
One Group Large Cap Growth Fund                               28.78%             27.18%             21.06%

S&P/BARRA 500 Growth Index(1)                                 28.19%             31.81%
----------------------------------------------------------- ------------------ ------------------ -------------------

FEES AND EXPENSES OF THE LARGE CAP GROWTH FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

Maximum Sales Charge                                   5.25%             none        none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                 none(2)           5.00%       1.00%             none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                        none             none         none             none
Redemption Fee

Exchange Fee
                                                        none             none         none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .69%           .69%          .69%             .69%

Distribution [and/or                                     .35%          1.00%         1.00%             none
Service] (12b-1) Fees

Other Expenses                                           .25%           .25%          .25%             .25%

                                                        1.29%          1.94%         1.94%             .94%
Total Annual Fund Operating
Expenses

Fee Waiver and/or Expense                               (.10%)          none          none             none
Reimbursement(4)

Net Expenses                                            1.19%          1.94%         1.94%             .94%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.19% for Class A shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)               $640             $197            $697             $197             $297             $96
3 Years                 $903             $609            $909             $609             $609            $300
5 Years               $1,186           $1,047          $1,247           $1,047           $1,047            $520
10 Years              $1,991           $2,096          $2,096           $2,264           $2,264          $1,155
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses for Class A shares would be $649.

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP LARGE CAP VALUE FUND

WHAT IS THE GOAL OF THE LARGE CAP VALUE FUND?

The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

WHAT ARE THE LARGE CAP VALUE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in equity securities of large capitalization companies that are believed to be selling below their long-term investment values. The weighted average capitalization of companies in which the Fund invests normally will exceed the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(1) The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets. For more information about the Large Cap Value Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE LARGE CAP VALUE FUND?

The main risks of investing in the Large Cap Value Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Large Cap Value Fund will change every day in response to market conditions. You may lose money if you invest in the Large Cap Value Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or large cap value stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE LARGE CAP VALUE FUND PERFORMED?

By showing the variability of the Large Cap Value Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LARGE CAP VALUE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

-----------------

1 "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                         ONE GROUP LARGE CAP VALUE FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

                                  [BAR GRAPH]

1992   1993   1994    1995    1996    1997    1998

9.19%  4.65%  0.78%   24.88%  19.94%  26.32%  13.89%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 13.88%.

BEST QUARTER:  15.50%  4Q 1998; WORST QUARTER:  - 10.86%  3Q 1998

         The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 2/18/92)
                                                                                ---------------
One Group Large Cap Value Fund                11.22%             18.71%             13.62%

S&P/BARRA 500 Value Index(1)                  16.54%             23.64%

-------------------------------------------------------------------------------------------------
CLASS B                                      1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 1/14/94)
                                                                                ---------------

One Group Large Cap Value Fund                11.30%             19.02%             16.62%

S&P/BARRA 500 Value Index(1)                  16.54%             23.64%

-------------------------------------------------------------------------------------------------
CLASS I                                       1 YEAR             5 YEAR              LIFE
-------                                       ------             ------          (SINCE 3/1/91)
                                                                                 --------------

One Group Large Cap Value Fund                17.26%             20.29%             14.99%

S&P/BARRA 500 Value Index(1)                  16.54%             23.64%

-------------------------------------------------------------------------------------------------

-----------------------

1 The S&P/BARRA 500 Value Index is an unmanaged index representing the performance of the lowest price to book securities in the S&P 500 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares and and Class C Shares.

FEES AND EXPENSES OF THE LARGE CAP VALUE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND

--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)
Maximum Sales Charge                                   5.25%             none        none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                 none(2)           5.00%       1.00%             none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none             none         none             none

Exchange Fee                                            none             none         none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(3)
Investment Advisory Fees                                 .74%           .74%          .74%             .74%

Distribution [and/or                                     .35%          1.00%         1.00%             none
Service] (12b-1) Fees

 Other Expenses                                          .26%           .26%          .26%             .26%


Total Annual Fund Operating                             1.35%          2.00%         2.00%            1.00%
Expenses

Fee Waiver and/or Expense                               (.12)%         (.02)%        (.02)%           (.02)%
Reimbursement(4)

Net Expenses                                            1.23%          1.98%         1.98%             .98%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.23% for Class A shares, 1.98% for Class B shares, 1.98% for Class C shares, and .98% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)               $644             $201            $701             $201             $301            $100
3 Years                 $919             $626            $926             $626             $626            $316
5 Years               $1,215           $1,076          $1,276           $1,076           $1,076            $551
10 Years              $2,054           $2,158          $2,158           $2,326           $2,326          $1,223
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $655
     Class B (no redemption)       $203
     Class B (with redemption)     $703
     Class C (no redemption)       $203
     Class C (with redemption)     $303
     Class I                       $102


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP EQUITY INCOME FUND


WHAT IS THE GOAL OF THE EQUITY INCOME FUND?

The Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

WHAT ARE THE EQUITY INCOME FUND'S MAIN INVESTMENT STRATEGIES?

The Fund attempts to keep its yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index")(1) by investing in common stock of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community. For more information about the Equity Income Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT IS A REIT?

A REIT or a real estate investment trust is a pooled investment vehicle which invests in income producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from the collecting rent. Mortgage REITs invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY INCOME FUND?

The main risks of investing in the Equity Income Fund and the circumstances likely to adversely affect your investment are described below. The share price and yield of the Equity Income Fund will change every day in response to market conditions. You may lose money if you invest in the Equity Income Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Yield. Because of the Fund's emphasis on yield, the Fund may purchase stocks of companies that are out of favor with the financial community. These stocks may have less of a chance for capital appreciation than securities of companies that are considered to be more attractive investments. In addition, there can be no assurance that a company will continue to pay dividends.

         Real Estate Securities: The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

         REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE EQUITY INCOME FUND PERFORMED?

By showing the variability of the Equity Income Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INCOME FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                          ONE GROUP EQUITY INCOME FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

                                   [BAR GRAPH]

 1989    1990    1991   1992    1993   1994    1995    1996     1997     1998
26.24%  -3.14%  23.66%  6.81%  11.40%  0.98%  34.94%  16.70%   32.52%   17.18%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 7.02%.

BEST QUARTER:   16.77% 2Q 1997; WORST  QUARTER:  -9.67%  3Q 1990.


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 2/18/92)
                                                                                ---------------

One Group Equity Income Fund                   5.12%             20.39%             15.68%

 S&P 500 Index(1)                             22.76%             27.87%

-------------------------------------------------------------------------------------------------
CLASS B                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 1/14/94)
                                                                                ---------------


One Group Equity Income Fund                  5.18%              20.64%             18.10%


S&P 500 Index(1)                             22.76%              27.87%

-------------------------------------------------------------------------------------------------
CLASS C                                       1 YEAR                                 LIFE
-------                                       ------                           (SINCE 11/4/97)
                                                                               ---------------
One Group Equity Income Fund                   9.24%                                 16.39%

S&P 500 Index(1)                              22.76%

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         LIFE
CLASS I                                       1 YEAR             5 YEARS           10 YEARS         (SINCE 7/2/87)
-------                                       ------             -------           --------         --------------

One Group Equity Income Fund                  11.29%             22.02%             15.55%              13.76%

S&P 500 Index(1)                              22.76%             27.87%

---------------------------------------------------------------------------------------------------------------------------

1. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Funds reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

FEES AND EXPENSES OF THE EQUITY INCOME FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND


---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A       CLASS B       CLASS C          CLASS I
investment)(1)
Maximum Sales Charge                                    5.25%          none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none           none          none             none

Exchange Fee                                            none           none          none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(3)
Investment Advisory Fees                                 .74%           .74%          .74%             .74%

Distribution [and/or                                     .35%          1.00%         1.00%            none
Service] (12b-1) Fees

Other Expenses                                           .24%           .24%          .24%             .24%

Total Annual Fund Operating                             1.33%          1.98%         1.98%             .98%
Expenses

Fee Waiver and/or Expense                               (.10%)         none          none             none
Reimbursement(4)

Net Expenses                                            1.23%          1.98%         1.98%             .98%

---------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.23% for Class A shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


-------------------------------------------------------------------------------------------------------------------
                    CLASS A                   CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)              $644              $201            $701             $201             $301            $100
3 Years                $915              $621            $921             $621             $621            $317
5 Years              $1,206            $1,068          $1,268           $1,068           $1,068            $542
10 Years             $2,034            $2,139          $2,139           $2,306           $2,306          $1,201
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses for Class A Shares would be $653.

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP DIVERSIFIED EQUITY FUND

WHAT IS THE GOAL OF THE DIVERSIFIED EQUITY FUND?

The Fund seeks long term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

WHAT ARE THE DIVERSIFIED EQUITY FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in common stocks of overlooked or undervalued companies that have the potential for earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value and growth oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Diversified Equity Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE DIVERSIFIED EQUITY FUND?

The main risks of investing in the Diversified Equity Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Diversified Equity Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified Equity Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE DIVERSIFIED EQUITY FUND PERFORMED?

By showing the variability of the Diversified Equity Fund performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED EQUITY FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


                        ONE GROUP DIVERSIFIED EQUITY FUND
------------------------------------------------------------------------------

   TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS A SHARES

                                  [BAR GRAPH]

1990   1991    1992    1993   1994    1995    1996    1997    1998
1.40%  38.13%  13.64%  7.33%  -3.64%  27.54%  21.80%  34.84%  28.32%

------------------------------------------------------------------------------

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 10.34%.

BEST QUARTER:     21.47%  4Q 1998; WORST  QUARTER:  - 11.31%  3Q 1990


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 12/29/89)
                                                                                ----------------

One Group Diversified Equity Fund             14.02%             22.76%             17.47%

S&P 1500 Index(1)                             21.35%                NA



-------------------------------------------------------------------------------------------------

-------------------- ------------------ ------------------- ------------------ ------------------
CLASS B                                       1 YEAR                                 LIFE
-------                                       ------                            (SINCE 9//9/94)
                                                                                ---------------

One Group Diversified Equity Fund             14.52%                                22.29%

S&P 1500 Index(1)                             21.35%



-------------------- ------------------ ------------------- ------------------ ------------------
CLASS C                                       1 YEAR                                 LIFE
-------                                       ------                          (SINCE 11/4/97)
                                                                              ---------------

One Group Diversified Equity Fund             18.57%                                24.97%

S&P 1500 Index(1)                             21.35%




--------------------------------------- ------------------- ------------------ ------------------
CLASS I(2)                                    1 YEAR             5 YEARS             LIFE
----------                                    ------             -------        (SINCE 12/29/89)
                                                                                ---------------
One Group Diversified Equity Fund             20.72%             24.33%             18.26%

S&P 1500 Index(1)                             21.35%



--------------------------------------- ------------------- ------------------ ------------------

1. The S&P 1500 Index is an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The S&P 1500 Index for all classes consists of the average monthly returns of the S&P 500 Index from December 1989 through December 1994, Thereafter data is from the S&P 1500 Index which corresponds with the initiation of the S&P 1500 Index on January 1, 1995.

2. Performance for Class I shares is based on Class A share performance adjusted to reflect the absence of sales charges.

FEES AND EXPENSES OF THE DIVERSIFIED EQUITY FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A       CLASS B       CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    5.25%          none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none           none          none             none

Exchange Fee                                            none           none          none             none


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .72%           .72%          .72%             .72%

Distribution [and/or                                     .35%          1.00%         1.00%            none
Service] (12b-1) Fees

 Other Expenses                                          .24%           .24%          .24%             .24%

Total Annual Fund Operating                             1.31%          1.96%         1.96%             .96%
Expenses

Fee Waiver and/or Expense                               (.10%)         none          none             none
Reimbursement(4)

Net Expenses                                            1.21%          1.96%         1.96%             .96%

-----------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.21% for Class A shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


-------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)               $642             $199            $699             $199             $299             $98
3 Years                 $909             $615            $915             $615             $615            $306
5 Years               $1,196           $1,057          $1,257           $1,057           $1,057            $531
10 Years              $2,013           $2,117          $2,117           $2,285           $2,285          $1,178
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses for Class A would be $651.

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP BALANCED FUND

WHAT IS THE GOAL OF THE BALANCED FUND?

The Fund seeks to provide total return while preserving capital.

WHAT ARE THE BALANCED FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a combination of stocks (including both growth and value securities), fixed income securities and money market instruments. Banc One Investment Advisors will regularly review the Fund's asset allocations and vary them over time to favor investments that it believes will provide the most favorable total return. In making asset allocation decisions, Banc One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected returns. Because the Fund seeks total return over the long term, Banc One Investment Advisors will not attempt to time the market. Rather, asset allocation shifts will be made gradually over time. For more information about the Balanced Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE BALANCED FUND?

The main risks of investing in the Balanced Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Balanced Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Balanced Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Interest Rate Risk. In connection with the Fund's fixed income strategy, the Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

         Prepayment and Call Risk. As part of its fixed income investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect the return on investment and yield of mortgage and asset-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives may be more volatile and riskier in terms of both liquidity and value than traditional investments.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE BALANCED FUND PERFORMED?

By showing the variability of the Balanced Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE BALANCED FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


                             ONE GROUP BALANCED FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS A SHARES

                                  [BAR GRAPH]

1994    1995    1996    1997    1998
-3.23%  24.72%  12.40%  22.26%  19.46%

         1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 4.50%.

         BEST QUARTER:  12.36%  4Q 1998; WORST QUARTER:  - 4.22% 3Q 1998

         The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------       (SINCE 4/2/93)
                                                                               --------------

One Group Balanced Fund                        6.51%             15.56%             12.28%

S&P 500 Index(2)                              22.76%             27.87%

Lipper Balanced Funds Index(3)

-------------------------------------------------------------------------------------------------
CLASS B                                       1 YEAR             5 YEAR              LIFE
-------                                       ------             -------        (SINCE 1/14/94)
                                                                                ---------------

One Group Balanced Fund                        6.59%             15.75%             13.15%

S&P 500 Index(2)                              22.76%             27.87%

Lipper Balanced Funds Index(3)

-------------------------------------------------------------------------------------------------
CLASS I                                 1 YEAR              5 YEAR                   LIFE
-------                                 ------             -------               (SINCE 4/5/93)
                                                                                 --------------
One Group Balanced
Fund                                    12.74%              17.12%                  13.56%

S&P 500 Index(2)                        22.76%              27.87%

Lipper Balanced Funds Index(3)

-------------------------------------------------------------------------------------------------

------------------

1 The table above compares the average annual return of the Fund, which holds a mix of stocks, bonds and other debt securities to an unmanaged stock index and a blended index for the period indicated.

2 The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

3 The Lipper Balanced Funds Index is a blended index consisting of both stocks and bonds with a typical stock to bond ratio of around 60% to 40%.

FEES AND EXPENSES OF THE BALANCED FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A       CLASS B       CLASS C           CLASS I
investment)(1)

Maximum Sales Charge                                    5.25%          none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none           none          none             none

Exchange Fee                                            none           none          none             none


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .65%           .65%          .65%             .65%

Distribution [and/or                                     .35%          1.00%         1.00%            None
Service] (12b-1) Fees

Other Expenses                                           .35%           .35%          .35%             .35%

Total Annual Fund Operating                             1.35%          2.00%         2.00%            1.00%
Expenses

Fee Waiver and/or Expense                               (.20%)         (.10%)        (.10%)           (.10%)
Reimbursement(4)

Net Expenses                                            1.15%          1.90%         1.90%             .90%

-----------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, and .90% for Class I Shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)           $636             $193            $693             $193             $293             $92
3 Years             $912             $618            $918             $618             $618            $308
5 Years           $1,207           $1,069          $1,269           $1,069           $1,069            $543
10 Years          $2,047           $2,165          $2,165           $2,319           $2,319          $1,216
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $655
     Class B (no redemption)       $203
     Class B (with redemption)     $703
     Class C (no redemption)       $203
     Class C (with redemption)     $303
     Class I                       $102


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP EQUITY INDEX FUND

WHAT IS THE GOAL OF THE EQUITY INDEX FUND?

The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(1)

WHAT ARE THE EQUITY INDEX FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in stocks included in the S&P 500 Index. The Fund may also invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more information about the Equity Index Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY INDEX FUND?

The main risks of investing in the Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Equity Index Fund will change every day in response to market conditions. You may lose money if you invest in the Equity Index Fund.

         Index Investing. The Fund attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or S&P 500 Index stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE EQUITY INDEX FUND PERFORMED?

         By showing the variability of the Equity Index Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

--------------
1 "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                           ONE GROUP EQUITY INDEX FUND

--------------------------------------------------------------------------------

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

                                  [BAR GRAPH]

1992   1993   1994   1995    1996    1997    1998
6.86%  9.37%  0.75%  37.07%  22.59%  33.00%  28.24%

--------------------------------------------------------------------------------

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 12.21%.

BEST QUARTER:  21.26%  4Q 1998; WORST QUARTER:  - 9.96%  3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------         (SINCE 2/18/92)
                                                                                 ---------------

One Group Equity Index Fund                   15.82%             25.80%             18.94%

S&P 500 Index(1)                              22.76%             27.87%

-------------------------------------------------------------------------------------------------
CLASS B                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------         (SINCE 1/14/94)
                                                                                 ---------------

One Group Equity Index Fund                   16.32%             26.05%             22.40%

S&P 500 Index(1)                              22.76%             27.87%

-------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
CLASS C                                       1 YEAR                                 LIFE
-------                                       ------                            (SINCE 11/4/97)
                                                                                ---------------
One Group Equity Index Fund                   20.52%                                26.33%

S&P 500 Index(1)                              22.76%

-----------------------------------------------------------------------------------------------
CLASS I                                      1 YEAR             5 YEARS             LIFE
-------                                      ------             -------        (SINCE 7/2/91)
                                                                               --------------

One Group Equity Index Fund                   22.50%             27.50%             20.00%

S&P 500 Index(1)                              22.76%             27.87%

-----------------------------------------------------------------------------------------------

1 The S&P 500 Index is an unmanaged index generally of common stocks of large companies. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

FEES AND EXPENSES OF THE EQUITY INDEX FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A        CLASS B       CLASS C         CLASS I
investment)(1)

Maximum Sales Charge                                    5.25%          none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none           none          none             none

Exchange Fee                                            none           none          none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(3)
Investment Advisory Fees                                 .30%           .30%          .30%             .30%

Distribution [and/or                                     .35%          1.00%         1.00%            none
Service] (12b-1) Fees

Other Expenses                                           .26%           .26%          .26%             .26%


Total Annual Fund Operating                              .91%          1.56%         1.56%             .56%
Expenses

Fee Waiver and/or Expense                               (.26%)         (.16%)        (.16%)           (.16%)
Reimbursement(4)

Net Expenses                                             .65%          1.40%         1.40%             .40%

-----------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class A shares, 1.40% for Class B shares, 1.40% for Class C shares, and .40% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

<Caption
-------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)           $564             $143            $543             $143             $243            $41
3 Years             $698             $477            $777             $477             $477           $163
5 Years             $845             $835          $1,035             $835             $835           $297
10 Years          $1,270           $1,668          $1,668           $1,843           $1,843           $686
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $588
     Class B (no redemption)       $159
     Class B (with redemption)     $659
     Class C (no redemption)       $159
     Class C (with redemption)     $259
     Class I                       $ 57



2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP MARKET EXPANSION INDEX FUND

WHAT IS THE GOAL OF THE MARKET EXPANSION INDEX FUND?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small and mid capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's Small Cap 600 Index ("S&P Small Cap 600") and the Standard & Poor's Mid Cap 400 Index ("S&P Mid Cap 400").(1)

WHAT ARE THE MARKET EXPANSION INDEX FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a representative sampling of stocks of medium-sized and small U.S. companies that are included in the S&P Small Cap 600 and S&P Mid Cap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. (Not all of the stocks in the indices are included in the Fund). The Fund uses a sampling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between its portfolio and that of the indices of at least 0.95, without taking into account expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MARKET EXPANSION INDEX FUND?

The main risks of investing in the Market Expansion Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Market Expansion Index Fund and its yield will change every day in response to economic and other market conditions. You may lose money if you invest in the Market Expansion Index Fund.

         Index Investing. The Fund attempts to track the performance of the S&P Small Cap 600 Index and the S&P Mid Cap 400 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

         Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small cap and mid cap stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

This Section would normally include a bar chart and average annual total return table. The Market Expansion Index Fund began operations on July 31, 1998 and did not have a full calendar year of investment returns as of the date of this prospectus.

--------------------
1 "S&P Small Cap 600" and "S&P Mid Cap 400" are registered service marks of Standard & Poor's corporation, which does not sponsor and is in no way affiliated with the Fund.

FEES AND EXPENSES OF THE MARKET EXPANSION INDEX FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A        CLASS B      CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    5.25%          none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                        none           none          none             none
Redemption Fee

Exchange Fee
                                                        none           none          none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(3)
Investment Advisory Fees                                 .35%           .35%          .35%             .35%

Distribution [and/or                                     .35%          1.00%         1.00%            none
Service] (12b-1) Fees

 Other Expenses                                          .73%           .73%          .73%             .73%

Total Annual Fund Operating                             1.43%          2.08%         2.08%            1.08%
Expenses

Fee Waiver and/or Expense                               (.61%)         (.51%)        (.51%)           (.51%)
Reimbursement(4)

Net Expenses                                             .82%          1.57%         1.57%             .57%

---------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares, and .57% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period

1 Year(1)               $604             $160            $660             $160             $260             $58
3 Years                 $897             $603            $903             $603             $603            $293
5 Years               $1,211           $1,077          $1,272           $1,072           $1,072            $546
10 Years              $2,098           $2,203          $2,203           $2,370           $2,370          $1,271
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $663
     Class B (no redemption)       $211
     Class B (with redemption)     $711
     Class C (no redemption)       $211
     Class C (with redemption)     $311
     Class I                       $110


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND

WHAT IS THE GOAL OF THE INTERNATIONAL EQUITY INDEX FUND?

The Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index.(1)

WHAT ARE THE INTERNATIONAL EQUITY INDEX FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund may also invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. The Sub-Advisor selects securities of emerging markets that are included in the Morgan
Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies. For more information about the International Equity Index Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL EQUITY INDEX FUND?

The main risks of investing in the International Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the International Equity Index Fund will change every day in response to market conditions. You may lose money if you invest in the International Equity Index Fund.

         Index Investing. The Fund attempts to track the performance of the MSCI EAFE GDP Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

         Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

         Emerging Market Risk. The Fund may invest up to 10% of its net assets in securities of emerging international markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or stocks comprising the MSCI EAFE GDP Index in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

--------------------
(1) Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index. MSCI EAFE GDP Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

         HOW HAS THE INTERNATIONAL EQUITY INDEX FUND PERFORMED?

By showing the variability of the International Equity Index Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INTERNATIONAL EQUITY INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


                    ONE GROUP INTERNATIONAL EQUITY INDEX FUND

-------------------------------------------------------------------------------

      TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

                                  [BAR GRAPH]

1993    1994   1995    1996   1997   1998
29.60%  3.90%  10.20%  6.61%  5.68%  21.57%

-------------------------------------------------------------------------------

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 8.00%.

BEST QUARTER:  20.46%  4Q 1998; WORST QUARTER:  -14.47%  3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)
-------------------------------------------------------------------------------------------------
CLASS A                                      1 YEAR             5 YEARS             LIFE
-------                                      ------             -------        (SINCE 4/23/93)
                                                                               ---------------

One Group International Equity Index          5.35%               9.93%              9.41%
Fund

Morgan Stanley EAFE GDP Index(1)

-------------------------------------------------------------------------------------------------
CLASS B                                      1 YEAR             5 YEARS             LIFE
-------                                      ------             -------        (SINCE 1/14/94)
                                                                               ---------------

One Group International Equity Index          5.15%               8.69%              8.70%
Fund

Morgan Stanley EAFE/GDP Index(1)

-------------------------------------------------------------------------------------------------
 CLASS C                                      1 YEAR                                 LIFE
-------                                      ------                            (SINCE 11/4/97)
                                                                               ---------------

One Group International Equity Index          9.78%                                 16.60%
Fund

Morgan Stanley EAFE /GDP Index(1)

-------------------------------------------------------------------------------------------------
CLASS I                                 1 YEAR              5 YEARS                  LIFE
-------                                 ------              -------            (SINCE 10/28/92)
                                                                               ----------------

One Group International Equity Index    11.27%              10.12%                  12.61%
Fund

Morgan Stanley EAFE/ GDP Index(1)

-------------------------------------------------------------------------------------------------

1 The Morgan Stanley Capital International EAFE/GDP Index is an unmanaged index generally representative of the performance of international stock markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

FEES AND EXPENSES OF THE INTERNATIONAL EQUITY INDEX FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A       CLASS B       CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    5.25%          none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none           none          none             none

Exchange Fee                                            none           none          none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(3)
Investment Advisory Fees                                 .55%           .55%          .55%             .55%

Distribution [and/or                                     .35%          1.00%         1.00%            none
Service] (12b-1) Fees

Other Expenses                                           .40%           .40%          .40%             .40%

Total Annual Fund Operating                             1.30%          1.95%         1.95%             .95%
Expenses

Fee Waiver and/or Expense                               (.10%)         none          none             none
Reimbursement(4)

Net Expenses                                            1.20%          1.95%         1.95%             .95%

-----------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.20% for Class A shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


-------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)         $  641           $  198          $  698           $  198           $  298          $   97
3 Years           $  906           $  612          $  912           $  612           $  612          $  303
5 Years           $1,191           $1,052          $1,252           $1,052           $1,052          $  525
10 Years          $2,002           $2,107          $2,107           $2,275           $2,275          $1,166
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses for Class A Shares would be $650.

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND

WHAT IS THE GOAL OF THE DIVERSIFIED INTERNATIONAL FUND?

The Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers.

WHAT ARE THE DIVERSIFIED INTERNATIONAL FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in the securities of companies located in Europe, Asia, and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes the global economic and political situation, as well as the securities market of selected countries. In selecting individual securities, Banc One Investment Advisors selects a representative sampling of the companies comprising the individual country's stock market index. For more information about the Diversified International Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE DIVERSIFIED INTERNATIONAL FUND?

The main risks of investing in the Diversified International Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Diversified International Fund will change every day in response to market conditions. You may lose money if you invest in the Diversified International Fund.

         Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

         Emerging Market Risk. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

         Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE DIVERSIFIED INTERNATIONAL FUND PERFORMED?

By showing the variability of the Diversified International Fund performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE DIVERSIFIED INTERNATIONAL FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                    ONE GROUP DIVERSIFIED INTERNATIONAL FUND

-------------------------------------------------------------------------------

TOTAL RETURN (PER CALENDAR YEAR)(1)
  CLASS I SHARES

                                  [BAR GRAPH]

1989    1990     1991   1992    1993    1994   1995    1996   1997   1998
17.97%  -14.35%  6.57%  -6.65%  29.66%  0.00%  11.46%  7.74%  3.97%  16.44%

-------------------------------------------------------------------------------

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 8.61%. The Diversified International Fund commenced operations on December 3, 1994 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. The above quoted performance data includes the performance of the Pegasus International Equity Fund for the period prior to the commencement of operations of the One Group Diversified International Fund on March 22, 1999.


BEST QUARTER:   20.72%  4Q 1998; WORST  QUARTER:  -22.67%  3Q 1990


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)(1)

-------------------------------------------------------------------------------------------------
CLASS A                                    1 YEAR       5 YEARS     10 YEARS         LIFE
-------                                    ------       -------     --------  (SINCE 4/30/86)(2)
                                                                              ------------------

One Group Diversified International        5.19%        8.14%        6.77%           9.16%
Fund

MSCI EAFE + EMF Index(3)

-------------------------------------------------------------------------------------------------
CLASS B                                   1 YEAR       5 YEARS     10 YEARS          LIFE
-------                                    ------       -------     --------  (SINCE 4/30/86)(2)
                                                                              ------------------

One Group Diversified International        5.33%        8.49%        7.08%           9.40%
Fund

MSCI EAFE + EMF Index(3)

-------------------------------------------------------------------------------------------------
CLASS I                                   1 YEAR       5 YEARS     10 YEARS          LIFE
-------                                   ------       -------     --------   (SINCE 4/30/86)(2)
                                                                              ------------------

One Group Diversified International       11.33%        9.52%        7.44%           9.68%
Fund

MSCI EAFE + EMF Index(3)

-------------------------------------------------------------------------------------------------

1. The above quoted performance data includes the performance of the Pegasus International Equity Fund for the period prior to the commencement of operations of the One Group Diversified International Fund on March 22,1999. The Fund also offers Class C Shares. Class C Shares commenced operations on March 22, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus.

2. The Diversified International Fund commenced operations on December 3, 1994 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

3. The Morgan Stanley Capital International EAFE/GDP + EMF Index is an unmanaged index generally representative of the performance of international stock markets and of emerging markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares

FEES AND EXPENSES OF THE DIVERSIFIED INTERNATIONAL FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A        CLASS B      CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    5.25%          none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                        none           none          none             none
Redemption Fee

Exchange Fee                                            none           none          none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(3)
Investment Advisory Fees                                 .80%           .80%          .80%             .80%

Distribution [and/or                                     .35%          1.00%         1.00%            none
Service] (12b-1) Fees

Other Expenses                                           .26%           .26%          .26%             .26%

Total Annual Fund Operating                             1.41%          2.06%         2.06%            1.06%
Expenses

Fee Waiver and/or Expense                               (.11%)         (.01%)        (.01%)           (.01%)
Reimbursement(4)

Net Expenses                                            1.30%          2.05%         2.05%            1.05%

---------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, and 1.05% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)             $  650           $  208          $  708           $  208           $  308          $  107
3 Years               $  938           $  645          $  945           $  645           $  645          $  336
5 Years               $1,246           $1,108          $1,308           $1,108           $1,108          $  584
10 Years              $2,118           $2,222          $2,222           $2,389           $2,389          $1,293
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $661
     Class B (no redemption)       $209
     Class B (with redemption)     $709
     Class C (no redemption)       $209
     Class C (with redemption)     $309
     Class I                       $108

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

MORE ABOUT THE FUNDS

Each of the fourteen funds described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This Prospectus describes fourteen mutual funds with a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. The principal investment strategies that are used to meet each Fund's investment objective are described in Fund Summaries:
Investments, Risk, & Performance in the front of this prospectus. They are also described below. There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

         ONE GROUP SMALL CAP GROWTH FUND. The Fund may invest in common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of small capitalization companies. The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective.

                   - The Fund invests at least 65% of its total assets in the securities of small capitalization companies.

                   - Although the Fund may invest up to 35% of its total assets in U.S. Government Securities, other investment grade fixed income securities, cash, and cash equivalents, the Fund's main investment strategy is to invest in equity securities of small capitalization companies.

         ONE GROUP SMALL CAP VALUE FUND. The Fund invests mainly in equity securities of small domestic issuers with market capitalizations of $100 million to $2 billion.

                   - The Fund invests at least 65% of its total assets in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of small capitalization companies.

                   - Although the Fund may invest up to 25% of the Fund's total assets may be invested in foreign securities, the Fund's main investment strategy is to invest in securities of small capitalization companies.

                   - Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

         ONE GROUP MID CAP GROWTH FUND. The Fund invests in securities of companies that have the potential to produce above-average earnings growth per share over a one-to-three year period.

                   - At least 80% of the Fund's total assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks.

                   - A portion of the Fund's assets will be held in cash equivalents.

         ONE GROUP MID CAP VALUE FUND. The Fund invests mainly in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $5 billion.

                   - At least 80% of the Fund's total assets will be invested in equity securities, including common stock and debt securities and preferred stocks that are convertible into common stocks.

                   - A portion of the Fund's assets will be held in cash equivalents.

         ONE GROUP DIVERSIFIED MID CAP FUND. The Fund invests mainly in equity securities of mid capitalization companies.

                   - At least 65% of the Fund's total assets normally will be invested in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of mid capitalization companies.

                   - Up to 25% of the Fund's total assets may be invested in foreign securities. Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents. Although the Fund may use these strategies more in the future, the Fund's main strategy is to invest in equity securities of mid capitalization companies.



         ONE GROUP LARGE CAP GROWTH FUND. The Fund invests mainly in equity securities of large, well-established companies. The weighted average capitalization of companies in which the Fund invests normally will exceed the median market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

                   - At least 65% of the Fund's total assets will be invested in the equity securities of large, well-established companies.

         ONE GROUP LARGE CAP VALUE FUND. The Fund invests in equity securities of large capitalization companies that are believed to be selling below their long-term investment values, including:


                   - At least 65% of the Fund's total assets will be invested in equity securities of companies described above, including common stocks, and debt securities and preferred stocks which are convertible to common stock.

                   - A portion of the Fund's assets will be held in cash equivalents.

         ONE GROUP EQUITY INCOME FUND. The Fund invests in the equity securities of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics:

                   - The Fund normally invests at least 65% of its total assets in the equity securities of corporations described above, including common stocks, and debt securities and preferred stock convertible to common stock.

                   - A portion of the Fund's assets will be held in cash equivalents.

         ONE GROUP DIVERSIFIED EQUITY FUND. The Fund invests mainly in common stocks of overlooked or undervalued companies that have the potential for earnings growth over time.

                   - At least 65% of the Fund's total assets will be invested in equity securities.

                   - Although the Fund may invest up to 35% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash, and cash equivalents, the Fund's main investment strategy is to invest in equity securities.

         ONE GROUP BALANCED FUND. The Fund invests in a combination of stocks, fixed income securities and money market instruments. Normally, the Fund will invest:

                   - between 40% and 75% of its total assets in all types of equity securities (including stock of both large and small capitalization companies and growth and value securities). Up to 20% of the equities may be foreign securities, including American Depository Receipts.

                   - between 25% and 60% of its total assets in mid to long-term fixed income securities, including bonds, notes, and other debt securities. The balance will be invested in cash equivalents.

--------------------------------------------------------------------------------
                  HOW DOES BANC ONE INVESTMENT ADVISORS SELECT
                 FIXED INCOME SECURITIES FOR THE BALANCED FUND?

         Banc One Investment Advisors selects fixed income securities for the Balanced Portfolio by analyzing both individual securities and different industry sectors. Rather than attempting to time the market, Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The fixed income portion of the Balanced Fund attempts to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Fund are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk, and risks associated with the structure of the investment (e.g., asset-backed securities).
--------------------------------------------------------------------------------

         ONE GROUP EQUITY INDEX FUND. The Fund invests in stocks included in the S&P 500 Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation of 0.95% between the performance of the Fund and that of the S&P 500 Index. The Fund may hold up to 10% of its net assets in cash or cash equivalents.


--------------------------------------------------------------------------------
               HOW DOES INDEX INVESTING WORK IN THE EQUITY INDEX FUND?

         - The percentage of stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

         - Banc One Investment Advisors generally picks stock in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

         -    The Fund attempts to achieve a correlation between the
              performance of its Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.
--------------------------------------------------------------------------------


         ONE GROUP MARKET EXPANSION INDEX FUND. The Fund invests in stocks included in the S&P Small Cap 600 Index and S&P Mid Cap 400 Index.

                   - The Fund may also invest up to 25% of its total assets in foreign securities through Depository Receipts.

                   - Up to 5% of the Fund's total assets may be held in cash and cash equivalents.

                   - Up to 5% of the Fund's total assets may be invested in futures contracts and related options.

         ONE GROUP INTERNATIONAL EQUITY INDEX FUND. The Fund invests in stocks included in the MSCI EAFE GDP Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation between the performance of the Fund and that of the MSCI EAFE GDP Index of at least 0.90, without taking into account expenses. Perfect correlation would be 1.00.

                   - At least 65% of the Fund's total assets will be invested in foreign equity securities, consisting of common stocks (including American Depository Receipts) and preferred stocks, securities convertible to common stock (provided they are traded on an exchange or over-the-counter), warrants and receipts.

                   - No more than 10% of the Fund's assets will be held in cash or cash equivalents.

                   - Up to 10% of the Fund's net assets may be invested in securities of emerging international markets such as Mexico, Chile and Brazil included in the Morgan Stanley Market Free Index. These investments may made directly or through local exchanges, through publicly traded closed-end country funds, or through "passive foreign investment companies."

                   - Up to 20% of the Fund's total assets may be invested in debt securities issued or guaranteed by foreign govern-ments or any of their political subdivisions, agencies, or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

                   - A substantial portion of the Fund's assets will be denominated in foreign currencies.

         ONE GROUP DIVERSIFIED INTERNATIONAL FUND. The Fund invests mainly in the securities of companies located in Europe, Asia and Latin America.

                   - At least 65% of the Fund's total assets normally will be invested in foreign equity securities, consisting of common stock (including American Depository Receipts), preferred stocks, rights, warrants, convertible securities, foreign currencies and options on foreign currency, and other equity securities.

                   - Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

INVESTMENT RISKS. The risks associated with investing in the Equity Funds are described below and in Fund Summaries: Investments, Risk, & Performance at the front of this prospectus.

DERIVATIVES. The Funds may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

--------------------------------------------------------------------------------
                              WHAT IS A DERIVATIVE?

         Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
--------------------------------------------------------------------------------

SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FOREIGN SECURITIES: Investments in foreign securities involve risks different from investments in U.S. securities. Because of these risk factors, the share price of the International Equity Index Fund and the Diversified International Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

         Europe. Europe includes countries with highly developed markets as well as countries with emerging markets. Many developed countries in Western Europe are members of the European Union and the EMU which requires compliance with stringent fiscal and monetary controls. The markets of Eastern European countries continue to remain relatively undeveloped and are sensitive to political and economic developments.

         Asia. Asia includes countries in all stages of economic development from the highly developed market economy of Japan to the emerging market economy of the People's Republic of China. Generally, Asian economies face over-extension of credit, currency devaluation, rising unemployment, decreased exports, and economic recessions. Currency devaluation in any one country may have a negative affect on the entire region. Recently, the markets in each Asian country suffered significant downturns and volatility. Although the Asian market appears to be recovering, continued volatility may persist.

         Latin America. Latin America countries are considered to be emerging market economies that are marked by high interest rates, inflation, and unemployment. Currency devaluation in any one country may have an adverse affect on the entire region. Recently, the markets in many Latin American countries have experienced significant downturns as well as significant volatility. Although the Latin American market appears to be recovering, continued volatility may persist. A small number of companies and industries, including the telecommunications sector, represent a large portion of the market in many Latin America countries.

For more information about risks associated with the types of investments that the Equity Funds purchase, please read Fund Summaries: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.

INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.

One Group Equity Index Fund may not:

1. Invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY. Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to securities. Equity securities, which will make up the bulk of the Funds' investments, are not rated by rating organizations. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities.

RATINGS OF THE FUNDS' SECURITIES

- If a Fund invests in municipal bonds, the bonds must be rated as investment grade.

- Other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations, must be rated in one of the two highest investment grade categories at the time of investment.

- Corporate bonds generally will be rated in one of the three highest investment grade categories.

- Banc One Investment Advisors reserves the right to invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds are usually riskier than higher rated bonds.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS To respond to unusual market conditions, the Funds may invest their assets in cash and CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives.

--------------------------------------------------------------------------------
                           WHAT IS A CASH EQUIVALENT?

           Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.
--------------------------------------------------------------------------------
The percentage of total assets that each Fund may invest in cash and cash equivalents is as follows:

                                         Percentage of
Fund                                     Total Assets
----                                     -------------
Small Cap Growth Fund                        100%
Small Cap Value Fund                          20%
Mid Cap Growth Fund                          100%
Mid Cap Value Fund                           100%
Diversified Mid Cap Fund                      20%
Large Cap Growth Fund                        100%
Large Cap Value Fund                         100%
Equity Income Fund                           100%
Diversified Equity Fund                      100%
Balanced Fund                                100%
Equity Index Fund                             10%
Market Expansion Index Fund
International Equity Index Fund               10%
Diversified International Fund                20%

PORTFOLIO TURNOVER.

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1999 is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-    The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

-    Purchase orders may be cancelled if the Fund's Custodian, State Street
     Bank and Trust Company, does not receive "federal funds" by 4:00 p.m. ET
     (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

-    Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.

One Group Fund Direct IRA and 403(b). One Group offers retirement plan. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

-    Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

     - A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

   -     Subsequent investments must be at least $25 per Fund.

   - You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled WHAT KIND OF SHARES CAN I BUY? provides information that can help you choose the appropriate share class.

   -     The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire) payable to "One Group" to:

   State Street Bank and Trust Company
   c/o One Group
   P.O. Box 8528
   Boston, MA 02266-8528

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

   If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual and endorsed to One Group Mutual Funds are considered third party checks.

   All checks must be payable to one of the following:

   -   One Group Mutual Funds;

   -   State Street Bank and Trust Company; or

   -   the specific Fund in which you are investing.

   Checks made payable to any party other than those listed above will be returned to the address provided on the account application.



6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

      - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

      - Authorize a bank transfer or initiate a wire transfer to the following wire address:

              State Street Bank and Trust Company
              Attn: Custody & Shareholder Services
              ABA 011 000 028
              DDA 99034167
              FBO One Group Fund (ex: One Group Balanced Fund--A)
              Your Account Number (ex: 123456789)
              Your Account Registration (ex: John Smith & Mary Smith, JTWROS)


      - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

      - You may revoke your right to make purchases over the telephone by sending a letter to:

              State Street Bank and Trust Company
              c/o One Group
              P.O. Box 8528
              Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund, but minimum automatic additions are only $25 per Fund. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

      - Select the "Systematic Investment Plan" option on the Account Application Form.

      - Provide the necessary information about the bank account from which your investments will be made.

      - Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

      - One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

      -  You may revoke your right to make systematic investments by calling
         The One Group Services Company at 1-800-480-4111 or by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

      - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

      - You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

      - Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

      - If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.


                                        SALES CHARGE                 SALES CHARGE                     COMMISSION
                                        AS A % OF THE                   AS A %                          AS A %
AMOUNT OF PURCHASES                    OFFERING PRICE             OF YOUR INVESTMENT               OF OFFERING PRICE
-------------------                    --------------             ------------------               -----------------
Less than $50,000                            5.25%                         5.54%                         4.75%
$50,000-$99,999                              4.50%                         4.71%                         4.05%
$100,000-$249,999                            3.50%                         3.63%                         3.05%
$250,000-$499,999                            2.50%                         2.56%                         2.05%
$500,000-$999,999                            2.00%                         2.04%                         1.60%
$1,000,000*                                  0.00%                         0.00%                         0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:


                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                              0-1                                                           5.00%
                              1-2                                                           4.00%
                              2-3                                                           3.00%
                              3-4                                                           3.00%
                              4-5                                                           2.00%
                              5-6                                                           1.00%
                          more than 6                                                       0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:


                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                              0-1                                                           1.00%
                       After first year                                                      none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

      - The Fund assumes that all purchases made in a given month were made on the first day of the month.

      - The CDSC is based on the current market value or the original cost of the shares, whichever is less.

      - No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

      - To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

      - If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 FEES. 12b-1 fees are paid by One Group Mutual Funds to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-    The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

         2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

         3.       There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

                  - The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25%, 1.00%, and 1.00% of the average daily net assets of Class A, Class B and Class C shares, respectively.

                  - The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor).

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.


WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

      -  One Group.

      -  Bank One Corporation and its subsidiaries and affiliates.

      -  The One Group Services Company and its subsidiaries and affiliates.

      - State Street Bank and Trust Company and its subsidiaries and affiliates.

      - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

      - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.       Bought by:

      -  Affiliates of Bank One Corporation and certain accounts (other than
         IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

      - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

      - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

      -  Shareholder Servicing Agents who have a dealer arrangement with The
         One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.       Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. If you withdraw no more than 10% of the value of your account in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

      - Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

      - Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

      - Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

      - Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

      -  State Street Bank and Trust Company receives the request by 4:00 p.m.,
         ET.

      - You have provided One Group with all of the information necessary to process the exchange.

      - You have received a current prospectus of the Fund or Funds in which you wish to invest.

      -  You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

      - You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

      -  You will pay a sales charge if you bought Class A shares of a Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

         - If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

      - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

      - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

      -  You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

      - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

      - Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

      - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

      - Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

      - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         One Group
         c/o State Street Bank and Trust Company
         P.O. Box 8528
         Boston, MA 02266-8528

      -  All requests for redemptions from IRA accounts must be in writing.

      - You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

      - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.       the redemption is for $50,000 worth of shares or less;

         2.       the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.       a designated commercial bank; or

         2.       your Shareholder Servicing Agent.

      - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

      - Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

         - If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

         - If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

      - Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

      - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

      - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

      - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

      -  REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

      - Select the "Systematic Withdrawal Plan" option on the Account Application Form.

      - Specify the amount you wish to receive and the frequency of the payments.

      -  You may designate a person other than yourself as the payee.

      -  There is no charge for this service.

      -  If you select this option, please keep in mind that:

         1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

         2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% annually. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

         3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

         4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares.
                  This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

      - Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

      - If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

      - Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

      -  One Group may suspend your ability to redeem when:

         1.       Trading on the New York Stock Exchange ("NYSE") is restricted.

         2.       The NYSE is closed (other than weekend and holiday closings).

         3.       The SEC has permitted a suspension.

         4.       An emergency exists.

         The Statement of Additional Information offers more details about this process.

         - You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

Except for the Balanced Fund, the Equity Income Fund, the International Equity Index Fund, and the Diversified International Fund, the Funds declare dividends on the last business day of each quarter. The Balanced Fund and the Equity Income Fund declare dividends on the last business day of the month. The International Equity Index Fund and the Diversified International Fund declare dividends on the last business day of each year. Dividends for the Funds are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call The One Group Services Company at 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111 or visit www.onegroup.com.


REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.


ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


                                                              ANNUAL RATE AS PERCENTAGE
FUND                                                         OF AVERAGE DAILY NET ASSETS
----                                                         ---------------------------
One Group Small Cap Growth Fund                                        .74%
One Group Small Cap Value Fund(2)                                      .64%
One Group Mid Cap Growth Fund                                          .74%
One Group Mid Cap Value Fund                                           .74%
One Group Diversified Mid Cap Fund(2)                                  .60%
One Group Large Cap Growth Fund                                        .72%
One Group Large Cap Value Fund                                         .74%
One Group Equity Income Fund                                           .69%
One Group Diversified Equity Fund                                      .73%
One Group Balanced Fund                                                .56%
One Group Equity Index Fund                                            .14%
One Group International Equity Index Fund(1)                           .55%
One Group Diversified International Fund(2)                            .77%

1. Includes fees paid by Banc One Investment Advisors to Independence International the former sub-advisor to the International Equity Index Fund

2. In March 1999, the Pegasus Funds and One Group Mutual Funds merged. The investment advisory fee includes fees paid to First Chicago NBD Investment Management Company, an affiliate of Banc One Investment Advisors, as advisor to the Pegasus Funds.

The Market Expansion Index Fund began operations on July 31, 1998 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, of __% of the average daily net assets of the Market Expansion Index Fund.

THE FUND MANAGERS

The Funds are managed by teams of Fund managers, research analysts, and other investment management professionals. For all the Funds, except the International Equity Index Fund, the Equity Index Fund, and the Market Expansion Index Fund, each team member makes recommendations about the securities in the Funds. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign subcustodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements are included in the Statement of Additional Information.

ONE GROUP SMALL CAP GROWTH FUND  Financial Highlights

                                                                              SEVEN
                                                   YEAR ENDED                 MONTHS
                                                    JUNE 30,                   ENDED
                                                   ----------                 JUNE 30,
CLASS A                          1999       1998                1997          1996(a)             1995
-------                          ----       ----                ----          -------             ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $10.94           $ 10.73          $ 11.50           $  9.36
Investment Activities:
   Net investment income
      (loss)                                 (0.03)            (0.04)           (0.07)            (0.04)
   Net realized and
      unrealized gains
      (losses) from
      investments                             2.44              1.35             1.40              2.35
Total from Investment
   Activities                                 2.41              1.31             1.33              2.31
Distributions:
   From net investment
      income                                    --                --               --                --
   From net realized
      gains                                  (1.33)            (1.10)           (2.10)            (0.17)
Total Distributions                          (1.33)            (1.10)           (2.10)            (0.17)
NET ASSET VALUE, END
   OF PERIOD                                $12.02           $ 10.94          $ 10.73           $ 11.50
Total Return (Excludes
   Sales Charge)                             23.28%            13.52%           12.85%(b)         25.07%
RATIOS/SUPPLEMENTARY
   DATA:
   Net Assets at end
      of period (000)                      $21,634           $17,299          $18,356           $95,467
   Ratio of expenses
      to average net assets                   1.31%             1.27%            1.05%(c)          1.03%
   Ratio of net
      investment income
      (loss) to average
      net assets                             (0.31)%           (0.41)%          (0.33)%(c)        (0.36)%
   Ratio of expenses
      to average net assets*                  1.44%             1.45%            1.07%(c)          1.03%
   Ratio of net investment
      income (loss) to
      average net assets*                    (0.44)%           (0.59)%          (0.35)%(c)        (0.36)%
   Portfolio turnover(d)                     83.77%            92.01%           59.57%            65.00%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996.
(B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SMALL CAP GROWTH FUND    Financial Highlights


                                                                          SEVEN
                                                    YEAR ENDED            MONTHS          YEAR
                                                     JUNE 30,             ENDED          ENDED
                                                    ----------            JUNE 30,     NOVEMBER 30,
CLASS B                          1999          1998           1997        1996(a)         1995
-------                          ----          ----           ----        -------      -----------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $  10.84      $  10.72     $  11.56         $   9.47
Investment Activities:
   Net investment loss                          (0.03)        (0.10)       (0.06)           (0.07)
   Net realized and unrealized
     gains (losses) from investments             2.31          1.32         1.35             2.33
Total from Investment Activities                 2.28          1.22         1.29             2.26
Distributions:
   From net realized gains                      (1.33)        (1.10)       (2.13)           (0.17)
Total Distributions                             (1.33)        (1.10)       (2.13)           (0.17)
NET ASSET VALUE, END OF PERIOD               $  11.79      $  10.84     $  10.72         $  11.56
Total Return (Excludes
   Sales Charge)                                22.24%        12.74%       12.47%(b)        24.21%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                            $  8,567      $  3,835     $  2,545          $ 1,814
   Ratio of expenses to
     average net assets                          2.06%         2.02%        1.87%(b)         1.78%
   Ratio of net investment
     income (loss) to average
     net assets                                 (1.02)%       (1.16)%      (1.10)%(c)       (1.16)%
   Ratio of expenses to
     average net assets*                         2.09%         2.12%        1.92%(c)         1.78%
   Ratio of net investment
     income (loss) to average
     net assets*                                (1.05)%       (1.26)%      (1.15)%(c)       (1.16)%
   Portfolio turnover(d)                        83.77%        92.01%       59.57%           65.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.48 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SMALL CAP GROWTH FUND    Financial Highlights


                                                                                   NOVEMBER 4,
                                                                                   1997 TO
                                                                                   JUNE 30,
CLASS C                                                               1999         1998(a)
--------                                                              ----         -------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $ 13.03
Investment Activities:
   Net investment income (loss)                                                      (0.02)
   Net realized and unrealized gains
      (losses) from investments                                                       0.29
Total from Investment Activities                                                      0.27
Distributions:
   From net realized gains                                                           (1.33)
Total Distributions                                                                  (1.33)
NET ASSET VALUE, END OF PERIOD                                                     $ 11.97
Total Return (Excludes Sales Charge)                                                  3.08%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                               $    90
   Ratio of expenses to average net assets                                            2.05%(c)
   Ratio of net investment income to average net assets                              (0.85)%(c)
   Ratio of expenses to average net assets*                                           2.07%(c)
   Ratio of net investment income to average net assets*                             (0.87)%(c)
   Portfolio turnover (d)                                                            83.77%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SMALL CAP GROWTH FUND  Financial Highlights


                                                                          YEAR ENDED                 MARCH 26,
                                                                           JUNE 30,                   1996 TO
                                                                          ----------                 JUNE 30,
CLASS I                                                1999         1998              1997            1996(a)
--------                                               ----         ----              ----            -------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.94          $ 10.75           $ 10.00
Investment Activities:
   Net investment income (loss)                                         --            (0.02)               --
   Net realized and unrealized
      gains from investments                                          2.44             1.31              0.78
Total from Investment Activities                                      2.44             1.29              0.78
Distributions:
   From net realized gains                                           (1.33)           (1.10)            (0.03)
   Total Distributions                                               (1.33)           (1.10)            (0.03)
NET ASSET VALUE, END OF PERIOD                                    $  12.05          $ 10.94           $ 10.75
Total Return                                                         23.58%           13.44%            13.39%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                              $114,951          $78,318           $83,371
   Ratio of expenses to
      average net assets                                              1.06%            1.02%             0.96%(d)
   Ratio of net investment
      income (loss) to average
      net assets                                                     (0.05)%          (0.16)%           (0.16)%(d)
   Ratio of expenses to average
      net assets*                                                     1.09%            1.12%             1.05%(d)
   Ratio of net investment income
      (loss) to average net assets*                                  (0.08)%          (0.26)%           (0.25)%(d)
Portfolio turnover(e)                                                83.77%           92.01%            59.57%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of One Group. (b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SMALL CAP VALUE FUND  Financial Highlights


                                                                      YEAR ENDED DECEMBER 31,
                                     PERIOD ENDED                     -----------------------
CLASS A                              JUNE 30, 1999       1998              1997             1996              1995(a)
-------                              -------------       ----              ----             ----              -------
NET ASSET VALUE,
   BEGINNING OF PERIOD                                $  16.03         $   13.70         $  12.20           $  10.00
Investment Activities:
   Net investment income                                 (0.10)            (0.06)           (0.02)              0.02
   Net realized and unrealized
      gains (losses) from
      investments and futures                            (0.59)             4.16             3.02               2.45
Total from Investment Activities                         (0.69)             4.10             3.00               2.47
Distributions:
   Net investment income                                    --                --               --              (0.02)
   In excess of net
      investment income                                     --                --               --                 --
   From net realized gain                                (0.46)            (1.77)           (1.50)             (0.25)
   In excess of net
      realized gain                                      (0.07)               --               --                 --
Total Distributions                                      (0.53)            (1.77)           (1.50)             (0.27)
NET ASSET VALUE, END OF PERIOD                        $  14.81         $   16.03         $  13.70           $  12.20
Total Return
   [Excludes Sales load]                                 (4.29)%           30.16%           24.59%             24.80%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
      of period (000)                                  $32,217         $  21,836          $ 6,697           $    672
   Ratio of expenses
      to average net assets                               1.19%             1.18%            1.13%              1.25%(c)
   Ratio of net investment
      income to average
      net assets                                         (0.73)%           (0.68)%          (0.29)%             0.19%(c)
   Ratio of expenses
      to average net assets*                                --                --             1.24%              2.56%(c)
   Portfolio turnover                                    42.39%            58.29%           93.82%             38.89%(b)

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period January 27, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.

ONE GROUP SMALL CAP VALUE FUND    Financial Highlights


                                                                          YEAR ENDED DECEMBER 31,
                                    PERIOD ENDED                          -----------------------
CLASS B                             JUNE 30, 1999        1998              1997             1996              1995(a)
-------                             -------------        ----              ----             ----              -------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $   15.74         $   13.58         $  12.12           $  10.00
Investment Activities:
   Net investment income                                 (0.17)            (0.07)           (0.04)             (0.03)
   Net realized and
      unrealized gains (losses)
      from investments and futures                       (0.63)             4.00             3.00               2.40
Total from Investment Activities                         (0.80)             3.93             2.96               2.37
Distributions:
   Net investment income                                    --                --               --                 --
   In excess of net
      investment income                                     --                --               --                 --
   From net realized gain                                (0.46)            (1.77)           (1.50)             (0.25)
   In excess of net
      realized gain                                      (0.07)               --               --                 --
Total Distribution                                       (0.53)            (1.77)           (1.50)             (0.25)
NET ASSET VALUE, END
   OF PERIOD                                         $   14.41         $   15.74          $ 13.58            $ 12.12
Total Return
   (Excludes sales load)                                 (5.11)%           29.17%           24.42%             23.76%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
      period (000)                                    $  4,014         $   1,799           $  110            $    15
   Ratio of expenses to
      average net assets                                  1.94%             1.93%            1.88%              2.00%(c)
   Ratio of net investment
      income to average
      net assets                                         (1.48)%           (1.43)%          (1.04)%            (0.51)%(c)
   Ratio of expenses to
      average net assets*                                   --                --             3.04%              9.52%(c)
   Portfolio Turnover                                    42.39%            58.29%           93.82%             38.89%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period January 27, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.

ONE GROUP SMALL CAP VALUE FUND  Financial Highlights


                                                                         YEAR ENDED DECEMBER 31,
                              PERIOD ENDED JUNE 30,                      -----------------------
CLASS I                               1999              1998             1997               1996             1995(a)
--------                              ----              ----             ----               ----             -------
NET ASSET VALUE,
   BEGINNING OF PERIOD                                $  16.22           $ 13.80         $  12.19            $ 10.00
Investment Activities:
   Net investment income                                 (0.07)            (0.05)           (0.01)              0.06
   Net realized and unrealized
      gains (losses) from
      investments and futures                            (0.06)             4.24             3.13               2.44
Total from Investment Activities                         (0.67)             4.19             3.12               2.50
Distributions:
   Net investment income                                    --                --               --              (0.06)
   In excess of net
      investment income                                     --                --            (0.01)                --
   From net realized gain                                (0.46)            (1.77)           (1.50)             (0.25)
   In excess of net realized gain                        (0.07)               --               --                 --
Total Distributions                                      (0.53)            (1.77)           (1.51)             (0.31)
Net Asset Value, End of Period                        $  15.02          $  16.22         $  13.80            $ 12.19
Total Return                                             (4.11)%           30.60%           25.63%             25.08%(b)
Ratios/Supplementary Data:
   Net Assets at end
      of period (000)                                 $276,754          $217,908         $125,840            $92,926
   Ratio of expenses to
      average net assets                                  0.94%             0.93%            0.88%              0.85%(c)
   Ratio of net investment
      income to average
      net assets                                         (0.48)%           (0.43)%          (0.04)%             0.59%(c)
   Ratio of expenses to
      average net assets*                                   --                --             1.02%              1.09%(c)
   Portfolio turnover                                    42.39%            58.29%           93.82%             38.89%(b)

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period January 27, 1995 (commencement of operations) through December 31, 1995. (b) NOT ANNUALIZED. (c) ANNUALIZED.

ONE GROUP MID CAP GROWTH FUND  Financial Highlights

                                                           YEAR ENDED JUNE 30,
                                                           -------------------
CLASS A                                     1999       1998       1997        1996        1995
-------                                     ----       ----       ----        ----        ----
NET ASSET VALUE, BEGINNING
   OF PERIOD                                         $  19.37    $18.76     $ 18.36     $  15.93
Investment Activities:
   Net investment income                                (0.08)     0.21        0.17         0.02
   Net realized and unrealized
     gains (losses) from investments                     5.65      3.58        3.80         2.98
Total from Investment Activities                         5.57      3.79        3.97         3.00
Distributions:
   From net investment income                             --      (0.24)      (0.15)       (0.01)
   In excess of net investment income                     --      (0.02)         --        (0.02)
   From net realized gains                              (2.58)    (2.92)      (3.42)       (0.54)
Total Distributions                                     (2.58)    (3.18)      (3.57)       (0.57)
NET ASSET VALUE, END OF PERIOD                       $  22.36    $19.37    $  18.76     $  18.36
Total Return (Excludes
   Sales Charge)                                        30.95%    22.52%      24.32%       19.50%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                                    $ 95,647   $43,370    $ 28,052     $ 11,178
   Ratio of expenses to
     average net assets                                  1.25%     1.25%       1.25%        1.23%
   Ratio of net investment
     income to average net assets                       (0.60)%    0.92%       0.90%        0.12%
   Ratio of expenses to average
     net assets*                                         1.35%     1.34%       1.36%        1.33%
   Ratio of net investment
     income (loss) to average
     net assets*                                        (0.70)%    0.83%       0.79%        0.02%
   Portfolio turnover(a)                               158.43%   301.35%     435.30%      132.63%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP MID CAP GROWTH FUND  Financial Highlights

                                                                                  YEAR ENDED JUNE 30,
                                                                                  -------------------
CLASS B                                              1999       1998          1997       1996          1995
--------                                             ----       ----          ----       ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 18.82     $  18.43    $  18.14      $  15.85
Investment Activities:
   Net investment income (loss)                                 (0.15)        0.11        0.09         (0.07)
   Net realized and unrealized gains
     (losses) from investments                                   5.35         3.44        3.69          2.90
Total from Investment Activities                                 5.20         3.55        3.78          2.83
Distributions:
   From net investment income                                      --        (0.22)      (0.07)           --
   In excess of net investment income                              --        (0.02)         --            --
   From net realized gains                                      (2.58)       (2.92)      (3.42)        (0.54)
Total Distributions                                             (2.58)       (3.16)      (3.49)        (0.54)
NET ASSET VALUE, END OF PERIOD                                $ 21.44     $  18.82    $  18.43      $  18.14
Total Return (Excludes Sales Charge)                            29.79%       21.73%      23.53%        18.47%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                          $90,930     $ 37,409    $ 12,910      $  2,787
   Ratio of expenses to average net assets                       2.00%        2.00%       2.00%         1.98%
   Ratio of net investment income
     (loss) to average net assets                               (1.35)%       0.01%       0.15%        (0.63)%
   Ratio of expenses to average net assets*                      2.00%        2.00%       2.01%         1.98%
   Ratio of net investment income
     (loss) to average net assets*                              (1.35)%       0.01%       0.14%        (0.63)%
   Portfolio turnover(a)                                       158.43%      301.35%     435.30%       132.63%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP MID CAP GROWTH FUND  Financial Highlights

                                                                                     NOVEMBER 4,
                                                                                       1997 TO
                                                                                      JUNE 30,
CLASS C                                                                  1999          1998(a)
-------                                                                  ----          -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $  21.47
Investment Activities:
   Net investment income (loss)                                                         (0.04)
   Net realized and unrealized gains from investments                                    2.77
Total from Investment Activities                                                         2.73
Distributions:
   From net realized gains                                                              (1.78)
Total Distributions                                                                     (1.78)
NET ASSET VALUE, END OF PERIOD                                                       $  22.42
Total Return (Excludes Sales Charge)                                                    14.27%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                 $  1,088
   Ratio of expenses to average net assets                                               2.01%(c)
   Ratio of net investment income to average net assets                                 (1.31)%(c)
   Portfolio turnover(d)                                                               158.43%

(a) Period from  commencement  of operations.  (b) Not  annualized.
(c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP MID CAP GROWTH FUND  Financial Highlights


                                                          YEAR  ENDED JUNE 30,
                                                          --------------------
CLASS I                                        1999         1998        1997        1996         1995
--------                                       ----         ----        ----        ----         ----
NET ASSET VALUE, BEGINNING
   OF PERIOD                                              $  19.46   $  18.81     $  18.40    $  15.96
Investment Activities:
   Net investment income                                     (0.07)      0.25         0.20        0.06
   Net realized and unrealized
     gains (losses) from investments                          5.70       3.59         3.83        2.98
Total from Investment Activities                              5.63       3.84         4.03        3.04
Distributions:
   From net investment income                                   --      (0.25)       (0.20)      (0.06)
   In excess of net investment                                  --      (0.02)          --          --
   From net realized gains                                   (2.58)     (2.92)       (3.42)      (0.54)
Total Distributions                                          (2.58)     (3.19)       (3.62)      (0.60)
NET ASSET VALUE, END OF PERIOD                            $  22.51   $  19.46     $  18.81    $  18.40
Total Return                                                 31.11%     22.75%       24.63%      19.75%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                                         $868,901   $623,911     $532,525    $413,518
   Ratio of expenses to
     average net assets                                       1.00%      0.99%        1.00%       0.98%
   Ratio of net investment
     income to average net assets                            (0.36)%     1.32%        1.15%       0.38%
   Ratio of expenses to average
     net assets*                                              1.00%      0.99%        1.01%       0.98%
   Ratio of net investment income
     to average net assets*                                  (0.36)%     1.32%        1.14%       0.38%
   Portfolio turnover(a)                                    158.43%    301.35%      435.30%     132.63%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued

ONE GROUP MID CAP VALUE FUND     Financial Highlights

                                                              YEAR ENDED JUNE 30,
                                                              -------------------
CLASS A                                                 1999         1998         1997            1996         1995
-------                                                 ----         ----         ----            ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 15.68       $  14.72      $ 13.22      $ 11.91
Investment Activities:
   Net INVESTMENT income                                             0.10           0.19         0.25         0.24
   Net realized and unrealized
     gains from investments                                          3.99           2.57         2.28         1.59
Total from Investment Activities                                     4.09           2.76         2.53         1.83
Distributions:
   From net investment income                                       (0.10)         (0.19)       (0.25)       (0.24)
   From net realized gains                                          (2.74)         (1.61)       (0.78)       (0.26)
   In excess of net realized gains                                     --             --           --        (0.02)
Total Distributions                                                 (2.84)         (1.80)       (1.03)       (0.52)
Net Asset Value, End of Period                                    $ 16.93       $  15.68      $ 14.72      $ 13.22
Total Return (Excludes Sales Charge)                                27.90%         20.21%       19.80%       15.43%
Ratios/Supplementary Data:
   Net Assets at end of period (000)                              $29,443       $ 23,909      $20,838      $13,560
   Ratio of expenses to average
     net assets                                                      1.21%          1.23%        1.24%        1.26%
   Ratio of net investment income
     to average net assets                                           0.60%          1.26%        1.79%        1.99%
   Ratio of expenses to
     average net assets*                                             1.31%          1.31%        1.35%        1.36%
   Ratio of net investment
     income to average net assets*                                   0.50%          1.18%        1.68%        1.89%
   Portfolio turnover (a)                                          106.41%         92.66%       90.55%      176.66%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

 ONE GROUP MID CAP VALUE FUND   Financial Highlights


                                                    YEAR ENDED JUNE 30,
                                                    -------------------
CLASS B                                      1999           1998           1997       1996           1995
-------                                      ----           ----           ----       ----           ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                     $ 15.64       $ 14.69     $ 13.19        $ 11.90
   Investment Activities:
   Net investment income                                     (0.02)         0.08        0.15           0.15
   Net realized and unrealized
     gains (losses) from investments                          3.98          2.55        2.27           1.58
Total from Investment Activities                              3.96          2.63        2.42           1.73
Distributions:
   From net investment income                                (0.01)        (0.07)      (0.14)         (0.15)
   In excess of net investment income                           --            --           --         (0.01)
   From net realized gains                                   (2.74)        (1.61)      (0.78)         (0.28)
Total Distributions                                          (2.75)        (1.68)      (0.92)         (0.44)
NET ASSET VALUE, END OF PERIOD                             $ 16.85       $ 15.64     $ 14.69        $ 13.19
Total Return (Excludes Sales Charge)                         26.97%        19.19%      18.93%         14.92%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                       $30,094       $20,499     $16,305        $11,222
   Ratio of expenses to average net assets                    1.96%         1.98%       1.99%          2.00%
   Ratio of net investment income
     to average net assets                                   (0.15)%        0.51%       1.04%          1.26%
   Ratio of expenses to average
     net assets*                                              1.96%         1.98%       2.00%          2.01%
   Ratio of net investment income
     to average net assets*                                  (0.15)%        0.51%       1.03%          1.25%
   Portfolio turnover (a)                                   106.41%        92.66%      90.55%        176.66%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP MID CAP VALUE FUND     Financial Highlights


                                                                     YEAR ENDED JUNE 30,
                                                                     -------------------
CLASS I                                     1999          1998            1997           1996            1995
--------                                    ----          ----            ----           ----            ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                  $  15.65       $  14.69     $  13.20          $  11.90
Investment Activities:
   Net investment income                                    0.14           0.22         0.29              0.28
   Net realized and unrealized
     gains from investments                                 3.99           2.57         2.27              1.57
Total from Investment Activities                            4.13           2.79         2.56              1.85
Distributions:
   From net investment income                              (0.14)         (0.22)       (0.29)            (0.27)
   From net realized gains                                 (2.74)         (1.61)       (0.78)            (0.28)
Total Distributions                                        (2.88)         (1.83)       (1.07)            (0.55)
NET ASSET VALUE, END OF PERIOD                          $  16.90       $  15.65     $  14.69          $  13.20
Total Return                                               28.27%         20.56%       20.10%            16.03%
   Net Assets at end
     of period (000)                                    $634,672       $562,302     $522,474          $448,530
   Ratio of expenses to
     average net assets                                     0.96%          0.98%        0.99%             1.00%
   Ratio of net investment
     income to average
     net assets                                             0.85%          1.52%        2.04%             2.21%
     average net assets*                                    0.96%          0.98%        1.00%             1.10%
   Ratio of net investment
     income to average net assets*                          0.85%          1.52%        2.03%             2.11%
   Portfolio turnover(a)                                  106.41%         92.66%       90.55%           176.66%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP DIVERSIFIED MID CAP FUND     Financial Highlights


                                                                      YEAR ENDED DECEMBER 31,
                                      PERIOD ENDED                    -----------------------
CLASS A                              JUNE 30, 1999            1998         1997          1996           1995
-------                              ---------------          ----         ----          ----           ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                    $   20.89    $   17.61      $  15.15      $  13.34
Investment Activities:
   Net investment income                                      (0.07)       (0.03)         0.02          0.06
   Net realized and
     unrealized gains
     (losses) from
     investments and futures                                   0.92         4.87          3.74          2.57
Total from Investment
   Activities                                                  0.85         4.84          3.76          2.63
Distributions:
   Net investment income                                         --           --         (0.02)        (0.06)
   In excess of net
     investment income                                           --           --            --            --
   From net realized gain                                     (1.39)       (1.56)        (1.28)        (0.76)
   In excess of net
     realized gain                                               --           --            --            --
   Return of capital                                             --           --            --            --
Total Distributions                                           (1.39)       (1.56)        (1.30)        (0.82)
NET ASSET VALUE, END
   OF PERIOD                                              $   20.35    $   20.89      $  17.61      $  15.15
   Sales Charge)                                               4.30%       27.56%        24.91%        19.88%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                      $ 278,279    $ 234,020      $ 91,516      $ 71,858
   Ratio of expenses
     to average net assets                                     1.15%        1.09%         0.93%         0.89%
   Ratio of net investment
     income to average
     net assets                                               (0.33)%      (0.20)%        0.12%         0.37%
   Ratio of expenses
     to average net assets*                                      --           --            --            --
   Portfolio turnover                                         26.89%       37.54%(a)     34.87%        53.55%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind were approximately $4 million.

ONE GROUP(R) DIVERSIFIED MID CAP FUND   Financial Highlights


                                                                                     YEAR ENDED DECEMBER 31,
                                           PERIOD ENDED                              -----------------------
CLASS B                                    JUNE 30, 1999            1998                 1997            1996(a)
--------                                   -------------            ----                 ----            -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  10.58           $    9.57             $  10.00
Investment Activities:
   Net investment income                                             (0.09)              (0.03)                  --
   Net realized and unrealized
      gains (losses) from investments
      and futures                                                     0.45                2.60                 0.79
Total from Investment Activities                                      0.36                2.57                 0.79
Distributions:
   Net investment income                                                --                  --                (0.01)
   In excess of net investment income                                   --                  --                   --
   From net realized gain                                            (1.39)              (1.56)               (1.21)
   In excess of net realized gain                                       --                  --                   --
   Return of capital                                                    --                  --                   --
Total Distributions                                                  (1.39)              (1.56)               (1.22)
NET ASSET VALUE, END OF PERIOD                                    $   9.55            $  10.58             $   9.57
Total Return (Excludes Sales Charge)                                  3.79%              27.10%                7.94%(c)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                              $  7,108            $  3,965             $    154
   Ratio of expenses to average
      net assets                                                      1.90%               1.84%                1.81%(d)
   Ratio of net investment
      income to average net assets                                   (1.08)%             (0.95)%              (0.59)%(d)
   Ratio of expenses to average
      net assets*                                                        --                 --                  --
   Portfolio turnover                                                26.89%              37.54%(b)            34.87%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period September 23, 1996 (commencement of operations) through December 31, 1996. (b) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind were approximately $4 million. (c) Not Annualized. (d) Annualized.

ONE GROUP DIVERSIFIED MID CAP FUND     Financial Highlights


                                                                    YEAR ENDED DECEMBER 31,
                                    PERIOD ENDED                    -----------------------
CLASS I                             JUNE 30, 1999           1998       1997       1996        1995
--------                          ---------------           ----       ----       ----        ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                   $  20.93  $   17.61   $  15.15   $   13.34
Investment Activities:
   Net investment income                                    (0.01)      0.01       0.04        0.06
   Net realized and
     unrealized gains (losses)
     from investments and futures                            0.93       4.88       3.74        2.57
Total from Investment Activities                             0.92       4.89       3.78        2.63
Distributions:
   Net investment income                                       --      (0.01)     (0.04)      (0.06)
   In excess of net
     investment income                                         --         --         --         --
   From net realized gain                                   (1.39)     (1.56)     (1.28)      (0.76)
   In excess of net
     realized gain                                             --         --         --          --
   Return of capital                                           --         --         --          --
Total Distributions                                         (1.39)     (1.57)     (1.32)      (0.82)
NET ASSET VALUE, END OF PERIOD                           $  20.46   $  20.93   $  17.61    $  15.15
Total Return                                                 4.61%     27.91%     25.03%      19.88%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                     $987,256   $803,670   $677,608    $579,094
   Ratio of expenses
     to average net assets                                   0.90%      0.84%      0.81%       0.89%
   Ratio of net investment
     income to average
     net assets                                             (0.08)%     0.05%      0.24%       0.37%
   Ratio of expenses to
     average net assets*                                       --         --         --         --
   Portfolio turnover                                       26.89%     37.54%(a)  34.87%      53.55%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Portfolio Turnover Percentage was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind were approximately $4 million

ONE GROUP LARGE CAP GROWTH FUND    Financial Highlights


                                                                     YEAR ENDED JUNE 30,
                                                                     -------------------
CLASS A                          1999        1998         1997             1996               1995
-------                          ----        ----         ----             ----               ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $ 19.92       $  15.83        $  13.83         $   11.62
Investment Activities:
Net investment income                        (0.01)          0.08            0.14              0.17
Net realized and
  unrealized gains
  (losses) from
  investments                                 6.30           4.88            2.17              3.10
Total from Investment
  Activities                                  4.96           2.31            3.27             (0.12)
Distributions:
   From net investment
      income                                    --          (0.07)          (0.14)            (0.16)

   In excess of net
      investment income                      (0.01)            --              --             (0.01)
   From net realized gains                   (2.88)         (0.80)          (0.17)            (0.89)
Total Distributions                          (2.89)         (0.87)          (0.31)            (1.06)
NET ASSET VALUE,
   END OF PERIOD                           $ 23.32       $  19.92        $  15.83          $  13.83

Total Return (Excludes
   Sales Charge)                             35.43%         32.57%          16.85%            21.52%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
      of period (000)                     $199,052       $125,910        $ 75,114          $ 27,428
   Ratio of expenses
      to average
      net assets                              1.24%          1.24%           1.21%             1.26%
   Ratio of net investment
     income to average
     net assets                              (0.04)%         0.44%           0.95%             1.49%
   Ratio of expenses to
     average net assets*                      1.34%          1.32%           1.34%             1.36%
Ratio of net investment
     income to average
     net assets*                             (0.14)%         0.36%           0.82%             1.39%
Portfolio turnover (a)                      117.34%         57.17%          35.51%            14.22%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP LARGE CAP GROWTH FUND  Financial Highlights

                                                    YEAR ENDED JUNE 30,
                                                    -------------------
CLASS B                            1999     1998           1997            1996              1995
-------                            ----     ----           ----            ----              ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $  19.61       $  15.63       $   13.63          $  11.47
Investment Activities:
   Net investment income (loss)              (0.10)         (0.04)           0.05              0.09
   Net realized and unrealized
     gains (losses) from
     investments                              6.10           4.82            2.17              3.06
Total from Investment Activities              6.00           4.78            2.22              3.15
Distributions:
   From net investment income                   --            --            (0.05)            (0.09)
   In excess of net investment
      income                                    --            --              --              (0.01)
   From net realized gains                   (2.88)         (0.80)          (0.17)            (0.89)
Total Distributions                          (2.88)         (0.80)          (0.22)            (0.99)
NET ASSET VALUE, END OF PERIOD            $  22.73       $  19.61       $   15.63          $  13.63
Total Return (Excludes
   Sales Charge)                             34.39%         31.74%          16.41%            20.65%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
      period (000)                        $280,563       $132,268       $  56,261          $  6,918
   Ratio of expenses to
      average net assets                      1.99%          2.00%           1.96%             2.01%
   Ratio of net investment
      income (loss) to
      average net assets                     (0.80)%        (0.33)%          0.20%             0.74%
   Ratio of expenses to
      average net assets*                     1.99%          2.00%           1.99%             2.01%
   Ratio of net investment
      income (loss) to
      average net assets*                    (0.80)%        (0.33)%          0.17%             0.74%
   Portfolio turnover (a)                   117.34%         57.17%          35.51%            14.22%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP LARGE CAP GROWTH FUND  Financial Highlights


                                                                                            NOVEMBER 4,
                                                                                              1997 TO
                                                                                             JUNE 30,
CLASS C                                                                           1999        1998(a)
--------                                                                          ----        -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $ 18.98
Investment Activities:
   Net investment income (loss)                                                               (0.06)
   Net realized and unrealized gains from investments                                          4.99
Total from Investment Activities                                                               4.93
Distributions:
   From net realized gains                                                                    (1.34)
Total Distributions                                                                           (1.34)
NET ASSET VALUE, END OF PERIOD                                                              $ 22.57
Total Return (Excludes Sales Charge)                                                          27.63%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                        $   492
   Ratio of expenses to average net assets                                                     1.98%(c)
   Ratio of net investment income to average net assets                                       (0.87)%(c)
   Portfolio turnover (d)                                                                    117.34%

(a) Period from commencement of operations. (b)Not annualized. (c)Annualized.
(d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP LARGE CAP GROWTH FUND    Financial Highlights


                                                                     YEAR ENDED JUNE 30,
                                                                     -------------------
CLASS I                                        1999           1998          1997         1996          1995
-------                                        ----           ----          ----         ----          ----
NET ASSET VALUE, BEGINNING
  OF PERIOD                                               $    19.44   $    15.44      $  13.47     $  11.32
Investment Activities:
   Net investment income                                        0.04         0.12          0.18         0.20
   Net realized and
     unrealized gains
     (losses) from investments                                  6.13         4.79          2.14         3.04
Total from Investment
   Activities                                                   6.17         4.91          2.32         3.24
Distributions:
   From net investment income                                  (0.02)       (0.11)        (0.18)       (0.20)
   From net realized gains                                     (2.88)       (0.80)        (0.17)       (0.89)
Total Distributions                                            (2.90)       (0.91)        (0.35)       (1.09)
NET ASSET VALUE,
   END OF PERIOD                                          $    22.71   $    19.44      $  15.44     $  13.47
Total Return                                                   35.75%       33.11%        17.36%       21.85%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                      $1,510,521   $1,142,864      $745,986     $531,595
   Ratio of expenses
     to average net assets                                      0.99%        0.99%         0.96%        1.00%
   Ratio of net investment
     income to average
     net assets                                                 0.21%        0.69%         1.20%        1.72%
   Ratio of expenses to
     average net assets*                                        0.99%        0.99%         0.99%        1.00%
   Ratio of net investment
     income to average
     net assets*                                                0.21%        0.69%         1.17%        1.72%
   Portfolio turnover (a)                                     117.34%       57.17%        35.51%       14.22%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP LARGE CAP VALUE FUND   Financial Highlights


CLASS A                                1999        1998              1997             1996              1995
-------                                ----        ----              ----             ----              ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $14.85           $ 12.87          $ 12.89           $ 11.34
INVESTMENT ACTIVITIES:
   NET INVESTMENT INCOME                           0.18              0.23             0.27              0.28
   NET REALIZED AND UNREALIZED
     GAINS (LOSSES) FROM
     INVESTMENTS                                   2.84              3.04             1.22              2.20
TOTAL FROM INVESTMENT ACTIVITIES                   3.02              3.27             1.49              2.48
DISTRIBUTIONS:
   FROM NET INVESTMENT INCOME                     (0.17)            (0.23)           (0.27)            (0.27)
   IN EXCESS OF NET INVESTMENT
     INCOME                                          --                --               --             (0.02)
   FROM NET REALIZED GAINS                        (0.93)            (1.06)           (1.24)            (0.64)
TOTAL DISTRIBUTIONS                               (1.10)            (1.29)           (1.51)            (0.93)
NET ASSET VALUE, END OF PERIOD                  $ 16.77           $ 14.85          $ 12.87          $  12.89
TOTAL RETURN (EXCLUDES
   SALES CHARGE)                                  21.14%            26.90%           12.40%            22.64%
RATIOS/SUPPLEMENTARY DATA:
   NET ASSETS AT END OF
     PERIOD (000)                               $15,699           $14,832          $ 9,380          $  3,481
   RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                            1.20%             1.22%            1.22%             1.25%
   RATIO OF NET INVESTMENT
     INCOME TO AVERAGE
     NET ASSETS                                    1.10%             1.72%            2.18%             2.52%
   RATIO OF EXPENSES TO
     AVERAGE NET ASSETS*                           1.30%             1.31%            1.33%             1.37%
   RATIO OF NET INVESTMENT
     INCOME TO AVERAGE
     NET ASSETS*                                   1.00%             1.63%            2.07%             2.41%
   PORTFOLIO TURNOVER(a)                          47.35%            77.05%          186.84%           203.13%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP LARGE CAP VALUE FUND    Financial Highlights


                                                        YEAR ENDED JUNE 30,
                                                        -------------------
CLASS B                              1999         1998          1997              1996            1995
-------                              ----         ----          ----              ----            ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                         $   14.95      $  12.98          $  12.96        $  11.41
Investment Activities:
   Net investment income                           0.07          0.14              0.18            0.17
   Net realized and
      unrealized gains
      (losses) from
      investments                                  2.84          3.04              1.26            2.19
Total from Investment
   Activities                                      2.91          3.18              1.44            2.36
Distributions:
   From net investment
      income                                      (0.09)        (0.15)            (0.18)          (0.17)
   From net realized gains                        (0.93)        (1.06)            (1.24)          (0.64)
Total Distributions                               (1.02)        (1.21)            (1.42)          (0.81)
NET ASSET VALUE, END
   OF PERIOD                                  $   16.84      $  14.95          $  12.98         $ 12.96
Total Return (Excludes
   Sales Charge)                                  20.18%        25.86%            11.95%          22.28%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
      period (000)                             $ 17,154       $ 9,288          $  4,135         $   861
   Ratio of expenses to
      average net assets                           1.95%         1.97%             1.97%           2.00%
   Ratio of net investment
      income to average
      net assets                                   0.33%         0.96%             1.43%           1.74%
   Ratio of expenses to
      average net assets*                          1.95%         1.97%             1.98%           2.01%
   Ratio of net investment
      income to average
      net assets*                                  0.33%         0.96%             1.42%           1.72%
   Portfolio turnover(a)                          47.35%        77.05%           186.84%         203.13%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP LARGE CAP VALUE FUND   Financial Highlights


                                                           YEAR ENDED JUNE 30,
                                                           -------------------
CLASS I                                      1999        1998         1997        1996      1995
-------                                      ----        ----         ----        ----      ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                                 $  14.79     $  12.83   $  12.87    $  11.34
Investment Activities:
   Net investment income                                  0.21         0.27       0.31        0.31
   Net realized and
     unrealized gains
     (losses) from
     investments                                          2.84         3.01       1.20        2.18
Total from Investment
   Activities                                             3.05         3.28       1.51        2.49
Distributions:
   From net investment income                            (0.21)       (0.26)     (0.31)      (0.32)
   From net realized gains                               (0.93)       (1.06)     (1.24)      (0.64)
   Total Distributions                                   (1.14)       (1.32)     (1.55)      (0.96)
NET ASSET VALUE, END OF PERIOD                        $  16.70     $  14.79   $  12.83    $  12.87
   Total Return                                          21.46%       27.10%     12.71%      23.42%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                                     $792,649     $686,156   $584,527    $365,376
   Ratio of expenses to
     average net assets                                   0.95%        0.97%      0.97%      1.00%)
   Ratio of net investment
     income to average net assets                         1.34%        1.99%      2.43%       2.74%
   Ratio of expenses to
     average net assets*                                  0.95%        0.97%      0.98%       1.01%
   Ratio of net investment
     income to average
     net assets*                                          1.34%        1.99%      2.42%       2.73%
   Portfolio turnover (a)                                47.35%       77.05%     186.84%     203.13%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued

ONE GROUP EQUITY INCOME FUND  Financial Highlights


                                                         YEAR ENDED JUNE 30,
                                                         -------------------
CLASS A                                   1999      1998        1997         1996         1995
-------                                   ----      ----        ----         ----         ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                             $ 21.90   $   17.64    $  15.11    $   13.20
Investment Activities:
   Net investment income                              0.25        0.31        0.38         0.03
   Net realized and unrealized
     gains from investments                           4.37        4.87        3.20         2.29
Total from Investment Activities                      4.62        5.18        3.58         2.32
Distributions:
   From net investment income                        (0.25)      (0.31)      (0.35)       (0.03)
   In excess of net
     investment income                                  --          --       --           (0.01)
   From net realized gains                           (2.23)      (0.61)      (0.70)       (0.37)
Total Distributions                                  (2.48)      (0.92)      (1.05)       (0.41)
NET ASSET VALUE, END OF PERIOD                    $  24.04   $   21.90    $  17.64    $   15.11
Total Return (Excludes
   Sales Charge)                                     22.91%      30.39%      24.23%       20.79%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                              $117,682   $  78,976    $ 44,284    $  13,793
   Ratio of expenses
     to average net assets                            1.25%       1.25%       1.23%        1.26%
   Ratio of net investment
     income to average net assets                     1.15%       1.65%       2.19%        2.61%
   Ratio of expenses to
     average net assets*                              1.35%       1.34%       1.36%        1.36%
   Ratio of net investment
     income to average net assets*                    1.05%       1.56%       2.06%        2.51%
   Portfolio turnover(a)                             14.64%      28.18%      14.92%        4.03%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP EQUITY INCOME FUND     Financial Highlights


                                                      YEAR ENDED JUNE 30,
                                                      -------------------
CLASS B                          1999          1998            1997             1996            1995
-------                          ----          ----            ----             ----            ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $  21.95        $  17.68        $  15.14          $ 13.23
Investment Activities:
   Net investment income                         0.26            0.17            0.24             0.26
   Net realized and
      unrealized gains
      (losses) from
      investments                                4.36            4.89            3.23             2.29
Total from Investment
   Activities                                    4.62            5.06            3.47             2.55
Distributions:
   From net investment
      income                                    (0.26)          (0.18)          (0.23)           (0.25)
   In excess of net
      investment income                            --              --              --            (0.02)
   From net realized
      gains                                     (2.23)          (0.61)          (0.70)           (0.37)
Total Distributions                             (2.49)          (0.79)          (0.93)           (0.64)
NET ASSET VALUE,
   END OF PERIOD                           $    24.08       $   21.95       $   17.68         $  15.14
Total Return (Excludes
   Sales Charge)                                21.97%          29.48%          23.41%           19.91%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
      of period (000)                      $  165,813        $ 79,518       $  29,169         $  3,468
   Ratio of expenses
      to average
      net assets                                 1.99%           2.00%           1.98%            2.01%
   Ratio of net investment
      income to average
      net assets                                 0.39%           0.89%           1.44%            1.88%
   Ratio of expenses
      to average net
      assets*                                    1.99%           2.00%           2.01%            2.02%
   Ratio of net investment
      income to average
      net assets*                                0.39%           0.89%           1.41%            1.87%
   Portfolio turnover(a)                        14.64%          28.18%          14.92%            4.03%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP EQUITY INCOME FUND     Financial Highlights


                                                                                NOVEMBER 4,
                                                                                  1997 TO
                                                                                 JUNE 30,
CLASS C                                                                           1998(a)
-------                                                                         -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $ 21.40
Investment Activities:
   Net investment income                                                            0.06
   Net realized and unrealized gains (losses)
      from investments                                                              3.39
Total from Investment Activities                                                    3.45
Distributions:
   From net investment income                                                      (0.07)
   From net realized gains                                                         (0.70)
Total Distributions                                                                (0.77)
NET ASSET VALUE, END OF PERIOD                                                   $ 24.08
Total Return (Excludes Sales Charge)                                               16.57%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                             $   795
   Ratio of expenses to average net assets                                          1.98%(c)
   Ratio of net investment income to average net assets                             0.38%(c)
   Portfolio turnover (d)                                                          14.64%

(a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d )Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP EQUITY INCOME FUND  Financial Highlights



                                                    YEAR ENDED JUNE 30,
                                                    -------------------
CLASS I                             1999       1998          1997           1996          1995
-------                             ----       ----          ----           ----          ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  21.93     $  17.65    $   15.13        $  13.22
   Net investment income                          0.32         0.36         0.40            0.40
   Net realized and
     unrealized gains
     from investments                             4.36         4.89         3.22            2.28
Total from Investment
   Activities                                     4.68         5.25         3.62            2.68
   From net investment income                    (0.31)       (0.36)       (0.40)          (0.40)
   From net realized gains                       (2.23)       (0.61)       (0.70)          (0.37)
Total Distributions                              (2.54)       (0.97)       (1.10)          (0.77)
NET ASSET VALUE,
   END OF PERIOD                             $   24.07    $   21.93    $   17.65       $   15.13
Total Return                                     23.18%       30.90%       24.53%          21.04%
   Net Assets at end
     of period (000)                         $ 691,878    $ 649,007    $ 321,827       $ 170,919
   Ratio of expenses
     to average net assets                        1.00%        1.00%        0.98%           1.01%
   Ratio of net investment
     income to average
     net assets                                   1.39%        1.91%        2.44%           2.85%
   Ratio of expenses to
     average net assets*                          1.00%        1.00%        1.01%           1.01%
   Ratio of net investment
     income to average
     net assets*                                  1.39%        1.91%        2.41%           2.85%
   Portfolio turnover(a)                         14.64%       28.18%       14.92%           4.03%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP DIVERSIFIED EQUITY FUND  Financial Highlights



                                                                               SEVEN
                                                   YEAR ENDED                  MONTHS
                                                    JUNE 30,                   ENDED
                                                   ----------                 JUNE 30,
CLASS A                            1999     1998              1997            1996(a)             1995
-------                            ----     ----              ----            -------             ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $ 11.50           $ 10.39          $ 11.15             $   9.00
Investment Activities:
   Net investment income                      0.05              0.09             0.94                 0.12
   Net realized and
     unrealized gains
     (losses) from
     investments                              3.36              2.83             0.08                 2.44
Total from Investment
   Activities                                 3.41              2.92             1.02                 2.56
Distributions:
   From net investment
     income                                  (0.05)            (0.08)           (0.94)               (0.12)
   In excess of net
     investment income                          --               --             (0.01)                 --
   From net realized gains                   (1.36)            (1.73)           (0.83)               (0.29)
Total Distributions                          (1.41)            (1.81)           (1.78)               (0.41)
NET ASSET VALUE,
   END OF PERIOD                          $  13.50           $ 11.50          $ 10.39            $   11.15
Total Return
   (Excludes Sales Charge)                   31.96%            31.53%           10.40%(b)            29.57%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                       $80,500          $ 47,306          $ 5,984            $ 217,978
   Ratio of expenses
     to average net assets                    1.23%             1.23%            0.97%(c)             0.95%
   Ratio of net investment
     income to average
     net assets                               0.40%             0.83%            0.85%(c)             1.25%
   Ratio of expenses
     to average net assets*                   1.33%             1.34%            1.05%(c)             0.95%
   Ratio of net investment
     income to average
     net assets*                              0.30%             0.72%            0.77%(c)             1.25%
   Portfolio turnover (d)                    62.37%           113.17%           65.21%               77.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.26 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP DIVERSIFIED EQUITY FUND   Financial Highlights


                                                           YEAR ENDED         SEVEN MONTHS
                                                            JUNE 30,             ENDED        YEAR ENDED
                                                           ----------           JUNE 30,     NOVEMBER 30,
CLASS B                                1999          1998             1997       1996(a)         1995
-------                                ----          ----             ----       -------     ------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                              $  11.47       $  10.39    $   11.16      $   9.01
Investment Activities:
   Net investment income                               (0.02)          0.01         0.91          0.05
   Net realized and unrealized
     gains (losses) from investments                    3.31           2.82         0.07          2.46
Total from Investment Activities                        3.29           2.83         0.98          2.51
Distributions:
   From net investment income                             --          (0.02)       (0.91)        (0.07)
   In excess of net investment income                     --             --        (0.01)           --
   From net realized gains                             (1.36)         (1.73)       (0.83)        (0.29)
Total Distributions                                    (1.36)         (1.75)       (1.75)        (0.36)
NET ASSET VALUE, END OF PERIOD                      $  13.40       $  11.47    $   10.39       $ 11.16
Total Return (Excludes Sales Charge)                   30.89%         30.52%        9.96%(b)     28.74%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                $ 25,501       $ 10,517    $   4,673       $ 2,923
   Ratio of expenses to average
     net assets                                         1.98%          1.98%        1.86%(c)      1.70%
   Ratio of net investment
     income to average net assets                      (0.35)%         0.07%        0.13%(c)      0.38%
   Ratio of expenses to average
     net assets*                                        1.98%          2.00%        1.94%(c)      1.70%
   Ratio of net investment
     income to average net assets*                     (0.35)%         0.05%        0.05%(c)      0.38%
   Portfolio turnover (d)                              62.37%        113.17%       65.21%        77.00%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.21 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP DIVERSIFIED EQUITY FUND   Financial Highlights


                                                                                        NOVEMBER 4,
                                                                                          1997 TO
                                                                                         JUNE 30,
CLASS C                                                                          1999     1998(a)
--------                                                                         ----     -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $ 11.76
Investment Activities:
   Net realized and unrealized gains
      (losses) from investments                                                             2.35
Total from Investment Activities                                                            2.35
Distributions:
   From net investment income                                                              (0.01)
   From net realized gains                                                                 (0.63)
Total Distributions                                                                        (0.64)
NET ASSET VALUE, END OF PERIOD                                                           $ 13.47
Total Return (Excludes Sales Charge)                                                       20.87%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                      $ 1,234
   Ratio of expenses to average net assets                                                  1.99%(c)
   Ratio of net investment income to average net assets                                    (0.43)%(c)
   Portfolio turnover (d)                                                                  62.37%

(a)Period from commencement of operations. (b)Not annualized. (c)Annualized.
(d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP DIVERSIFIED EQUITY FUND  Financial Highlights



                                                                                                             MARCH 26,
                                                                         YEAR ENDED JUNE 30,                   1996
                                                                         -------------------                 TO JUNE 30,
CLASS I                                                1999          1998                  1997               1996(a)
-------                                                ----          ----                  ----               -------
NET ASSET VALUE,
   BEGINNING OF PERIOD                                              $ 11.51             $  10.39              $  10.00
Investment Activities:
   Net investment income                                               0.08                 0.11                  0.03
   Net realized and unrealized
      gains from investments                                           3.36                 2.85                  0.39
Total from Investment Activities                                       3.44                 2.96                  0.42
Distributions:
   From net investment income                                         (0.08)               (0.11)                (0.03)
   From net realized gains                                            (1.36)               (1.73)                   --
Total Distributions                                                   (1.44)               (1.84)                (0.03)
NET ASSET VALUE, END OF PERIOD                                     $  13.51             $  11.51              $  10.39
Total Return                                                          32.26%               31.97%                10.49%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period(000)                                $630,340             $430,837              $191,212
   Ratio of expenses to
      average net assets                                               0.98%                0.98%                 0.95%(d)
   Ratio of net investment
      income to average net assets                                     0.66%                1.06%                 1.13%(d)
   Ratio of expenses to average
      net assets*                                                      0.98%                1.00%                 1.04%(d)
   Ratio of net investment income
      to average net assets*                                           0.66%                1.04%                 1.04%(d)
   Portfolio turnover (e)                                             62.37%              113.17%                65.21%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of One Group. (b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996.
(c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP BALANCED FUND Financial Highlights


                                                                         YEAR ENDED JUNE 30,
                                                                         -------------------
CLASS A                                     1999          1998           1997         1996         1995
-------                                     ----          -----          ----         ----         ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                                  $  13.00      $  11.72      $  10.74      $  9.65
Investment Activities:
  Net investment income                                    0.36          0.39          0.37         0.35
Net realized and unrealized
    gains (losses) from investments                        2.24          1.83          1.16         1.13
Total from Investment Activities                           2.60          2.22          1.53         1.48
Distributions:
  From net investment income                              (0.36)        (0.40)        (0.37)       (0.34)

  In excess of net investment
    income                                                   --            --            --        (0.01)

  From net realized gains                                 (1.43)        (0.54)        (0.18)       (0.04)

Total Distributions                                       (1.79)        (0.94)        (0.55)       (0.39)

NET ASSET VALUE, END OF PERIOD                        $   13.81     $   13.00     $   11.72     $  10.74
Total Return (Excludes
  Sales Charge)                                           21.71%        19.85%        14.48%       15.76%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)                                      $  50,456     $  31,379     $  17,849      $ 4,745

  Ratio of expenses to average
    net assets                                             1.10%         1.05%         1.19%        1.31%
Ratio of net investment
    income to average net assets                           2.77%         3.30%         3.33%        3.57%

    net assets*                                            1.38%         1.34%         1.54%        1.66%
Ratio of net investment
    income to average net assets*                          2.49%         3.01%         2.98%        3.22%

  Portfolio turnover (a)                                  46.04%        80.96%        73.38%      115.36%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP BALANCED FUND    Financial Highlights


                                                                          YEAR ENDED JUNE 30,
CLASS B                                     1999       1998           1997          1996            1995
-------                                     ----       ----           ----          ----            ----
NET ASSET VALUE, BEGINNING
  OF PERIOD                                          $  13.04     $  11.76       $  10.76        $  9.67
Investment Activities:
   Net investment income                                 0.26         0.30           0.28           0.27
Net realized and unrealized
     gains (losses) from investments                     2.26         1.83           1.18           1.14
Total from Investment Activities                         2.52         2.13           1.46           1.41
Distributions:
   From net investment income                           (0.26)       (0.31)         (0.28)         (0.27)
   In excess of net investment income                      --           --             --          (0.01)
   From net realized gains                              (1.43)       (0.54)         (0.18)         (0.04)
Total Distributions                                     (1.69)       (0.85)         (0.46)         (0.32)
NET ASSET VALUE, END OF PERIOD                      $   13.87     $  13.04       $  11.76        $ 10.76
Total Return (Excludes Sales Charge)                    20.95%       18.90%         13.79%         14.90%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                 $ 114,957     $ 43,900       $ 18,575        $ 3,019
   Ratio of expenses to average
     net assets                                          1.85%        1.81%          1.94%          2.07%
Ratio of net investment
     income to average net assets                        2.01%        2.54%          2.58%          2.77%
Ratio of expenses to average
     net assets*                                         2.03%        2.01%          2.19%          2.31%
Ratio of net investment
     income to average net assets*                       1.83%        2.34%          2.33%          2.52%
   Portfolio turnover (a)                               46.04%       80.96%         73.38%        115.36%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP BALANCED FUND Financial Highlights


                                                                         YEAR ENDED JUNE 30,
                                                                         -------------------
CLASS I                                    1999          1998         1997           1996          1995
-------                                    ----          ----         ----           ----          ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                                   $ 12.98       $ 11.71       $ 10.73      $  9.64
Investment Activities:
  Net investment income                                    0.40          0.43          0.41         0.38
Net realized and unrealized
    gains (losses) from investments                        2.24          1.81          1.16         1.12
Total from Investment Activities                           2.64          2.24          1.57         1.50
Distributions:
  From net investment income                              (0.39)        (0.43)        (0.41)       (0.37)
  From net realized gains                                 (1.43)        (0.54)        (0.18)       (0.04)
Total Distributions                                       (1.82)        (0.97)        (0.59)       (0.41)
NET ASSET VALUE, END OF PERIOD                         $  13.80       $ 12.98       $ 11.71     $  10.73
Total Return                                              22.12%        20.16%        14.87%       16.06%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)                                       $105,243       $94,971       $50,323     $ 37,658

  Ratio of expenses to
    average net assets                                     0.85%         0.80%         0.94%        1.06%
Ratio of net investment
    income to average net assets                           3.03%         3.55%         3.58%        3.72%
Ratio of expenses to average
    net assets*                                            1.03%         1.00%         1.19%        1.31%
Ratio of net investment income
    to average net assets*                                 2.85%         3.35%         3.33%        3.47%
Portfolio turnover (a)                                    46.04%        80.96%        73.38%      115.36%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated:
(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP EQUITY INDEX FUND  Financial Highlights


                                                                                  YEAR ENDED JUNE 30,
                                                                                  -------------------
CLASS A                                         1999         1998         1997          1996           1995
-------                                         ----         ----         ----          ----           ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                     $  21.81     $  16.67     $   14.02     $   11.59
Investment Activities:
   Net investment income                                       0.26         0.29          0.27          0.29
   Net realized and
     unrealized gains (losses)
     from investments                                          5.97         5.28          3.18          2.58
Total from Investment
   Activities                                                  6.23         5.57          3.45          2.87
Distributions:
   From net investment income                                 (0.26)       (0.28)        (0.27)        (0.28)
   In excess of net
     investment income                                        --              --         (0.01)           --
   From net realized gains                                    (0.63)       (0.15)        (0.52)        (0.16)
Total Distributions                                           (0.89)       (0.43)        (0.80)        (0.44)
NET ASSET VALUE, END
   OF PERIOD                                              $   27.15    $   21.81    $    16.67     $   14.02
Total Return (Excludes
   Sales Charge)                                              29.33%       33.94%        25.16%        25.43%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                     $  218,518    $  98,338    $   32,186     $   3,003
   Ratio of expenses
     to average net assets                                     0.60%        0.55%         0.55%         0.56%
   Ratio of net investment
     income to average
     net assets                                                1.11%        1.59%         1.93%         2.38%
   Ratio of expenses to
     average net assets*                                       0.96%        0.95%         0.94%         1.01%
   Ratio of net investment
     income to average
     net assets*                                               0.75%        1.19%         1.54%         1.94%
   Portfolio turnover (a)                                      4.32%        5.81%         9.08%         2.71%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP(R) EQUITY INDEX FUND     Financial Highlights

                                                                          YEAR ENDED JUNE 30,
                                                                          -------------------
CLASS B                                           1999             1998            1997          1996             1995
-------                                           ----             ----            ----          ----             ----

NET ASSET VALUE,
   BEGINNING OF PERIOD                                          $  21.80       $   16.68     $   14.05        $   11.61
Investment Activities:
   Net investment income                                            0.10            0.16          0.16             0.18
   Net realized and
      unrealized gains
      (losses) from
      investments                                                   5.97            5.27          3.16             2.61
Total from Investment
   Activities                                                       6.07            5.43          3.32             2.79
Distributions:
   From net investment
      income                                                       (0.11)          (0.16)        (0.16)           (0.19)
   In excess of net
      investment income                                               --              --         (0.01)              --
   From net realized gains                                         (0.63)          (0.15)        (0.52)           (0.16)
Total Distributions                                                (0.74)          (0.31)        (0.69)           (0.35)
NET ASSET VALUE,
   END OF PERIOD                                               $   27.13       $   21.80      $  16.68         $  14.05
Total Return (Excludes
   Sales Charge)                                                   28.47%          32.93%        24.05%           24.58%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at
      end of period
      (000)                                                     $351,624       $ 168,699      $ 38,538         $  1,408
   Ratio of expenses
      to average net assets                                         1.35%           1.30%         1.30%            1.34%
   Ratio of net investment
      income to average
      net assets                                                    0.36%           0.83%         1.18%            1.60%
   Ratio of expenses
      to average net assets*                                        1.61%           1.61%         1.59%            1.67%
   Ratio of net investment
      income to average
      net assets*                                                   0.10%           0.52%         0.89%            1.27%
   Portfolio turnover (a)                                           4.32%           5.81%         9.08%            2.71%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP(R) EQUITY INDEX FUND     Financial Highlights

                                                                                                  NOVEMBER 4,
                                                                                                    1997 TO
                                                                                                   JUNE 30,
CLASS C                                                                       1999                  1998(a)
-------                                                                       ----                  -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $ 22.60
Investment Activities:
   Net investment income                                                                               0.07
   Net realized and unrealized gains
      (losses) from investments                                                                        4.67
Total from Investment Activities                                                                       4.74
Distributions:
   From net investment income                                                                         (0.08)
   From net realized gains                                                                            (0.12)
Total Distributions                                                                                   (0.20)
NET ASSET VALUE, END OF PERIOD                                                                      $ 27.14

Total Return (Excludes Sales Charge)                                                                  21.07%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                                $ 3,214
   Ratio of expenses to average net assets                                                             1.35%(c)
   Ratio of net investment income to average net assets                                                0.27%(c)
   Ratio of expenses to average net assets*                                                            1.60%(c)
   Ratio of net investment income to average net assets*                                               0.02%(c)
   Portfolio turnover (d)                                                                              4.32%

     * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP EQUITY INDEX FUND  Financial Highlights

                                                                    YEAR ENDED JUNE 30,
CLASS I                                           1999        1998         1997          1996           1995
-------                                           ----        ----         ----          ----           ----

NET ASSET VALUE,
   BEGINNING OF PERIOD                                     $  21.80     $  16.66      $  14.03      $  11.59
Investment Activities:
   Net investment income                                       0.33         0.35          0.33          0.32
   Net realized and
     unrealized gains
     (losses) from
     investments                                               5.98         5.27          3.16          2.59
Total from Investment
   Activities                                                  6.31         5.62          3.49          2.91
Distributions:
   From net investment income                                 (0.32)       (0.33)        (0.33)        (0.29)
   In excess of net
     investment income                                        --           --            (0.01)       (0.02)
   From net realized gains                                    (0.63)       (0.15)        (0.52)        (0.16)
Total Distributions                                           (0.95)       (0.48)        (0.86)        (0.47)
NET ASSET VALUE, END
   OF PERIOD                                               $  27.16     $  21.80      $  16.66      $  14.03
Total Return                                                  29.73%       34.30%        25.47%        25.79%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                       $671,422     $480,819      $321,058      $234,895
   Ratio of expenses
     to average net assets                                     0.35%        0.30%         0.30%         0.33%
   Ratio of net investment
     income to average
     net assets                                                1.37%        1.87%         2.18%         2.57%
   Ratio of expenses to
     average net assets*                                       0.62%        0.61%         0.59%         0.66%
   Ratio of net investment
     income to average
     net assets*                                               1.10%        1.56%         1.89%         2.24%
   Portfolio turnover (a)                                      4.32%        5.81%         9.08%         2.71%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SMALL CAP GROWTH FUND  Financial Highlights


ONE GROUP INTERNATIONAL EQUITY INDEX FUND  Financial Highlights

                                                                      YEAR ENDED JUNE 30,
                                                                      -------------------
CLASS A                                   1999         1998          1997            1996             1995
-------                                                ----          ----            ----             ----

NET ASSET VALUE,
  BEGINNING OF PERIOD                                $  16.92      $  15.16        $  13.92         $  13.49
------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment income                                 0.19          0.11            0.14             0.12
----------------------------------------------------------------------------------------------------------
   Net realized and
     unrealized gains
     from investments                                    1.31          2.03            1.40             0.43
------------------------------------------------------------------------------------------------------------
Total from Investment
   Activities                                            1.50          2.14            1.54             0.55
------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------
   From net investment income                              --         (0.13)          (0.16)           (0.08)
   In excess of net
     investment income                                     --         (0.10)          (0.02)              --
------------------------------------------------------------------------------------------------------------

   From net realized gains                              (0.43)        (0.15)          (0.12)           (0.04)
------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.43)        (0.38)          (0.30)           (0.12)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
   OF PERIOD                                         $  17.99      $  16.92        $  15.16         $  13.92
------------------------------------------------------------------------------------------------------------
Total Return (Excludes
   Sales Charge)                                         9.34%        14.31%          11.20%            3.87%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                 $ 24,060      $ 12,562        $ 10,789         $  5,028
------------------------------------------------------------------------------------------------------------
   Ratio of expenses
     to average net assets                               1.13%         1.11%           1.22%            1.28%
------------------------------------------------------------------------------------------------------------
   Ratio of net investment
     income to average
     net assets                                          1.11%         0.73%           0.79%            1.09%
------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
------------------------------------------------------------------------------------------------------------
     average net assets*                                 1.23%         1.19%           1.35%            1.38%
------------------------------------------------------------------------------------------------------------
   Ratio of net investment
     income to average
     net assets*                                         1.01%         0.65%           0.66%            0.99%
------------------------------------------------------------------------------------------------------------
   Portfolio turnover(a)                                 9.90%         9.61%           6.28%            4.67%
------------------------------------------------------------------------------------------------------------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND  Financial Highlights


                                                                     YEAR ENDED JUNE 30,
CLASS B                             1999              1998            1997           1996          1995
-------                             ----              ----            ----           ----          ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                             $  16.44       $   14.79       $  13.73      $  13.40
Investment Activities:
   Net investment income                               0.08            0.09           0.03          0.03
   Net realized and
     unrealized gains
     from investments                                  1.24            1.86           1.32          0.41
Total from Investment
   Activities                                          1.32            1.95           1.35          0.44
Distributions:
   From net investment income                            --           (0.08)         (0.15)        (0.07)
   In excess of net
     investment income                                   --           (0.07)         (0.02)           --
   From net realized gains                            (0.43)          (0.15)         (0.12)        (0.04)
Total Distributions                                   (0.43)          (0.30)         (0.29)        (0.11)
NET ASSET VALUE, END
   OF PERIOD                                      $   17.33       $   16.44       $  14.79      $  13.73
Total Return (Excludes
   Sales Charge)                                       8.48%          13.37%          9.97%         3.17%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                              $  13,307       $  10,033        $  5,856      $ 3,687
   Ratio of expenses
     to average net assets                             1.88%           1.86%          1.97%         2.04%
   Ratio of net investment
     income to average
     net assets                                        0.26%           0.08%          0.04%         0.25%
   Ratio of expenses to
     average net assets*                               1.88%           1.86%          2.00%         2.04%
   Ratio of net investment
     income to average
     net assets*                                       0.26%           0.08%          0.01%         0.25%
   Portfolio turnover(a)                               9.90%           9.61%          6.28%         4.67%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND  Financial Highlights


                                                                                                NOVEMBER 4,
                                                                                                 1997 TO
                                                                                                 JUNE 30,
CLASS C                                                                         1999             1998(a)
-------                                                                         ----             -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 15.70
Investment Activities:
   Net investment income (loss)                                                                    0.06
   Net realized and unrealized gains
      from investments (losses)                                                                    2.45
Total from Investment Activities                                                                   2.51
Distributions:
   From net realized gains                                                                        (0.30)
Total Distributions                                                                               (0.30)
NET ASSET VALUE, END OF PERIOD                                                                  $ 17.91

Total Return (Excludes Sales Charge)                                                              16.34%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                             $  119
   Ratio of expenses to average net assets                                                         1.87%(c)
   Ratio of net investment income to average net assets                                            2.88%(c)
   Portfolio turnover (d)                                                                          9.90%

(a)Period from commencement of operations. (b) Not annualized. (c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND  Financial Highlights



                                                                      YEAR ENDED JUNE 30,
                                                                      -------------------
CLASS I                             1999                1998           1997             1996              1995
-------                             ----                ----           ----             ----              ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $  16.89        $  15.17        $   13.93         $   13.46
Investment Activities:
   Net investment income                                0.21            0.15             0.11              0.13
   Net realized and
     unrealized gains
     from investments                                   1.32            2.02             1.43              0.46
Total from Investment
   Activities                                           1.53            2.17             1.54              0.59
Distributions:
   From net investment income                          (0.02)          (0.17)           (0.16)            (0.08)
   In excess of net
     investment income                                    --           (0.13)           (0.02)               --
   From net realized gains                             (0.43)          (0.15)           (0.12)            (0.04)
   In excess of net
     realized gains                                       --             --                --                --
Total Distributions                                    (0.45)          (0.45)           (0.30)            (0.12)
NET ASSET VALUE,
   END OF PERIOD                                   $   17.97       $   16.89        $   15.17         $   13.93
Total Return                                            9.54%          14.64%           11.22%             4.20%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                               $ 586,741       $ 449,949        $ 347,790          $218,299
   Ratio of expenses
     to average net assets                              0.88%           0.86%            0.97%             1.04%
   Ratio of net investment
     income to average
     net assets                                         1.29%           1.00%            1.04%             1.25%
   Ratio of expenses to
     average net assets*                                0.88%           0.86%            1.00%             1.04%
   Ratio of net investment
     income to average
     net assets*                                        1.29%           1.00%            1.01%             1.25%
   Portfolio turnover(a)                                9.90%           9.61%            6.28%             4.67%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                         YEAR ENDED                  MARCH 26,
                                                                          JUNE 30,                    1996 TO
                                                                         ----------                  JUNE 30,
CLASS I                                             1999            1998              1997           1996(a)
-------                                             ----            ----              ----           -------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.94          $ 10.75           $ 10.00
Investment Activities:
   Net investment income (loss)                                         --            (0.02)               --
   Net realized and unrealized
      gains from investments                                          2.44             1.31              0.78
Total from Investment Activities                                      2.44             1.29              0.78
Distributions:
   From net realized gains                                           (1.33)           (1.10)            (0.03)
   Total Distributions                                               (1.33)           (1.10)            (0.03)
NET ASSET VALUE, END OF PERIOD                                    $  12.05          $ 10.94           $ 10.75
Total Return                                                         23.58%           13.44%            13.39%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                              $114,951          $78,318           $83,371
   Ratio of expenses to
      average net assets                                              1.06%            1.02%             0.96%(d)
   Ratio of net investment
      income (loss) to average
      net assets                                                     (0.05)%          (0.16)%           (0.16)%(d)
   Ratio of expenses to average
      net assets*                                                     1.09%            1.12%             1.05%(d)
   Ratio of net investment income
      (loss) to average net assets*                                  (0.08)%          (0.26)%           (0.25)%(d)
Portfolio turnover(e)                                                83.77%           92.01%            59.57%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from date reorganized as a fund of One Group. (b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND  Financial Highlights


                                                                          YEAR ENDED DECEMBER 31,
                                    PERIOD ENDED                          -----------------------
CLASS A                            JUNE 30, 1999            1998            1997             1996                1995
-------                            -------------            ----            ----             ----                ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                  $   12.11          $  11.77        $  11.05           $  10.01
Investment Activities:
   Net investment income                                     0.11              0.07            0.10               0.10
   Net realized and unrealized
      gains (losses) from
      investments and futures                                1.84              0.36            0.72               1.05
Total from Investment Activities                             1.95              0.43            0.82               1.15

Distributions:
   Net investment income                                    (0.13)            (0.09)          (0.10)             (0.11)
   In excess of net
      investment income                                     (0.04)               --              --                 --
   From net realized gain                                      --                --              --                 --
   In excess of net realized
      gain                                                     --                --              --                 --
Total Distributions                                         (0.17)            (0.09)          (0.10)             (0.11)
Net Asset Value, End of Period                           $  13.89          $  12.11        $  11.77           $  11.05
Total Return (Excludes
   Sales Charge)                                            16.12%             3.69%           7.50%             11.47%
Ratios/Supplementary Data:
   Net Assets at end
      of period (000)                                    $ 44,232          $ 26,703        $ 10,836           $    988
   Ratio of expenses to
      average net assets                                     1.34 %            1.35%           1.23%              1.16%
   Ratio of net investment
      income to average
      net assets                                             0.79%             0.80%           0.88%              1.43%
   Ratio of expenses to
      average net assets*                                      --                --              --               1.24%
   Portfolio turnover                                        8.50%             3.56%(a)        6.37%              2.09%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.(a) The Portfolio Turnover Percentage was adjusted for a conversion of assets from First National Bank of Chicago's International Equity Common Trust Fund, which took place during 1997. The Fund's securities purchases were approximately reduced by the fair market value of the asset transfer approximating $20 million.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND   Financial Highlights


                                                                       YEAR ENDED DECEMBER 31,
                                       PERIOD ENDED                    -----------------------
CLASS B                                JUNE 30, 1999          1998       1997                1996(a)
-------                                -------------          ----       ----                -------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                               $ 11.37     $ 11.08              $ 10.84
Investment Activities:
   Net investment income                                      0.01        0.01                 0.04
   Net realized and unrealized
      gains (losses) from investments
      and futures                                             1.74        0.34                 0.24
Total from Investment Activities                              1.75        0.35                 0.28
Distributions:
   Net investment income                                     (0.08)      (0.06)               (0.04)
   In excess of net investment income                        (0.03)         --                   --
   From net realized gain                                       --          --                   --
   In excess of net realized gain                               --          --                   --
Total Distributions                                          (0.11)      (0.06)               (0.04)
NET ASSET VALUE, END OF PERIOD                             $ 13.01     $ 11.37              $ 11.08
Total Return (Excludes Sales Charge)                         15.43%       2.90%                2.62%(c)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                       $ 2,545     $ 1,763              $ 1,131
   Ratio of expenses to average
      net assets                                              2.09%       2.10%                2.05%(d)
   Ratio of net investment income
      to average net assets                                   0.04%       0.05%                0.75%(d)
   Ratio of expenses to average
      net assets*                                               --              --               --
   Portfolio turnover                                         8.50%       3.56%(b)             6.37%(d)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period August 24, 1996 (initial offering date of class B shares) through December 31, 1996. (b) The Portfolio Turnover Percentage was adjusted for a conversion of assets from First National Bank of Chicago's International Equity Common Trust Fund, which took place during 1997. The Fund's securities purchases were appropriately reduced by the fair market value of the asset transfer approximating $20 million. (c) Not Annualized. (d) Annualized.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND  Financial Highlights



                                                                       YEAR ENDED DECEMBER 31,
                                PERIOD ENDED                           -----------------------
CLASS I                        JUNE 30, 1999     1998             1997            1996           1995
-------                        -------------     ----             ----            ----           ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $  12.14        $  11.79         $  11.05       $  10.01
Investment Activities:
   Net investment income                           0.14            0.10             0.11           0.10
   Net realized and unrealized
     gains (losses) from
     investments and futures                       1.85            0.37             0.74           1.05
Total from Investment Activities                   1.99            0.47             0.85           1.15
Distributions:
   Net investment income                          (0.15)          (0.12)           (0.11)         (0.11)
   In excess of net
     investment income                            (0.05)             --              --              --
   From net realized gain                            --              --              --              --
   In excess of net realized gain                    --              --              --              --
Total Distributions                               (0.20)          (0.12)           (0.11)         (0.11)
NET ASSET VALUE, END OF PERIOD                 $  13.93        $  12.14         $  11.79       $  11.05
Total Return                                      16.43%           3.98%            7.90%         11.47%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                           $569,522        $487,986         $389,997       $106,300
   Ratio of expenses to
     average net assets                            1.09%           1.10%            1.10%          1.16%
   Ratio of net investment
     income to average net assets                  1.04%           1.05%            1.01%          1.43%
   Ratio of expenses to
     average net assets*                             --              --               --           1.24%
   Portfolio turnover                              8.50%           3.56%(a)         6.37%          2.09%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.(a) The Portfolio Turnover Percentage was adjusted for a conversion of assets from First National Bank of Chicago's International Equity Common Trust Fund, which took place during 1997. The Fund's securities purchases were appropriately reduced by the fair market value of the asset transfer approximating $20 million.

ONE GROUP MARKET INDEX EXPANSION FUND    Financial Highlights

                                                                PERIOD ENDED                  PERIOD ENDED
                                                                  JUNE 30,                     DECEMBER 31,
CLASS A                                                            1999                          1998(a)
-------                                                            ----                          -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $10.00
Investment Activities:
   Net investment income                                                                             --
   Net realized and unrealized gains (losses)
      from investments and futures                                                                 0.95
Total from Investment Activities                                                                   0.95
Distributions:
   Net investment income                                                                          (0.01)
   In excess of net investment income                                                                --
   From net realized gain                                                                         (0.41)
   In excess of net realized gain                                                                    --
Total Distributions                                                                               (0.42)
NET ASSET VALUE, END OF PERIOD                                                                   $10.53
Total Return (Excludes Sales Charge)                                                               9.30%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                             $   30
   Ratio of expenses to average net assets                                                         0.77%(c)
   Ratio of net investment income to average net assets                                            0.47%(c)
   Ratio of expenses to average net assets*                                                        1.24%(c)
   Portfolio turnover                                                                             20.18%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 31, 1998 (commencement of operations) through December 31, 1998.
(b) Not Annualized. (c) Annualized.

ONE GROUP MARKET INDEX EXPANSION FUND    Financial Highlights


                                                                PERIOD ENDED                       PERIOD ENDED
                                                                  JUNE 30,                         DECEMBER 31,
CLASS B                                                            1999                             1998(a)
-------                                                            ----                             -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $ 10.00
Investment Activities:
   Net investment income                                                                              (0.02)
   Net realized and unrealized gains (losses)
      from investments and futures                                                                     0.92
Total from Investment Activities                                                                       0.90
Distributions:
   Net investment income                                                                                 --
   In excess of net investment income                                                                    --
   From net realized gain                                                                             (0.41)
   In excess of net realized gain                                                                        --
Total Distributions                                                                                   (0.41)
NET ASSET VALUE, END OF PERIOD                                                                      $ 10.49
Total Return (Excludes Sales Charge)                                                                   9.85%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                                $     0(c)
   Ratio of expenses to average net assets                                                             1.87%(d)
   Ratio of net investment income to average net assets                                               (0.59)%(d)
   Ratio of expenses to average net assets*                                                            2.14%(d)
   Portfolio turnover                                                                                 20.18%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 31, 1998 (commencement of operations) through December 31, 1998.
(b) Not Annualized. (c) Amount is less than $1,000. (d) Annualized.

ONE GROUP MARKET INDEX EXPANSION FUND  Financial Highlights


                                                                PERIOD ENDED                 PERIOD ENDED
                                                                  JUNE 30,                   DECEMBER 31,
CLASS I                                                            1999                       1998(a)
-------                                                            ----                       -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $10.00
Investment Activities:
   Net investment income                                                                       0.03
   Net realized and unrealized gains (losses)
      from investments and futures                                                             0.93
Total from Investment Activities                                                               0.96
Distributions:
   Net investment income                                                                      (0.03)
   In excess of net investment income                                                            --
   From net realized gain                                                                     (0.41)
   In excess of net realized gain                                                                --
Total Distributions                                                                           (0.44)
NET ASSET VALUE, END OF PERIOD                                                              $ 10.52
Total Return                                                                                   9.91%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                        $27,483
   Ratio of expenses to average net assets                                                     0.56%(c)
   Ratio of net investment income to average net assets                                        0.75%(c)
   Ratio of expenses to average net assets*                                                    1.12%(c)
   Portfolio turnover                                                                         20.18%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 31, 1998 (commencement of operations) through December 31, 1998.
(b) Not Annualized. (c) Annualized.

                                   APPENDIX A
                                   ----------

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


FUND NAME                                                                               FUND CODE
---------                                                                               ---------
ONE GROUP SMALL CAP GROWTH FUND                                                                    1
ONE GROUP SMALL CAP VALUE FUND                                                              2
ONE GROUP MID CAP GROWTH FUND                                                               3
ONE GROUP MID CAP VALUE FUND                                                                4
ONE GROUP DIVERSIFIED MID CAP FUND                                                          5
ONE GROUP LARGE CAP GROWTH FUND                                                             6
ONE GROUP LARGE CAP VALUE FUND                                                              7
ONE GROUP EQUITY INCOME FUND                                                                8
ONE GROUP DIVERSIFIED EQUITY FUND                                                           9
ONE GROUP BALANCED FUND                                                                    10
ONE GROUP EQUITY INDEX FUND                                                                11
ONE GROUP MARKET EXPANSION INDEX FUND                                                      12
ONE GROUP INTERNATIONAL EQUITY INDEX FUND                                                  13
ONE GROUP DIVERSIFIED INTERNATIONAL FUND                                                   14



INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
U.S. TREASURY OBLIGATIONS: Bills, notes,                                                 1-14             Market
bonds, STRIPS, and CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                                                 1-14             Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities                                            1-14             Market
issued by agencies and instrumentalities of                                                               Credit
the U.S. Government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments                                          1-14             Market
with a stated maturity.                                                                                   Credit
                                                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by                                         1-14            Liquidity
a bank in exchange for the deposit of funds.                                                              Credit
                                                                                                          Market

COMMON STOCK: Shares of ownership of a company.                                          1-14             Market

REPURCHASE AGREEMENTS: The purchase of a security                                        1-14             Credit
and the simultaneous commitment to return the                                                             Market
security to the seller at an agreed upon price                                                           Liquidity
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                                    1-14             Market
and the simultaneous commitment to buy the security                                                      Leverage
back at an agreed upon price on an agreed upon
date. This is treated as a borrowing by a Fund.


INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
SECURITIES LENDING: The lending of up to 33 1/3%                                         1-14             Credit
of the Fund's total assets. In return the Fund                                                            Market
will receive cash, other securities, and/or                                                              Leverage
letters of credit as collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                          1-14             Market
Purchase or contract to purchase securities                                                              Leverage
at a fixed price for delivery at a future date.                                                          Liquidity
                                                                                                          Credit

INVESTMENT COMPANY SECURITIES: Shares of other                                           1-14             Market
mutual funds, including One Group money market
funds and shares of other money market funds for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc One Investment
Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock                                         1-14             Market
that convert to common stock.                                                                             Credit


CALL AND PUT OPTIONS: A call option gives the buyer                                      1-14           Management
the right to buy, and obligates the seller of the                                                        Liquidity
option to sell, a security at a specified price. A                                                        Credit
put option gives the buyer the right to sell, and                                                         Market
obligates the seller of the option to buy, a security                                                    Leverage
at a specified price. The Funds will sell only
covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing                                        1-14           Management
for the future sale and purchase of a specified                                                           Market
amount of a specified security, class of securities,                                                      Credit
or an index at a specified time in the future and                                                        Liquidity
at a specified price.                                                                                    Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled                                          1-14            Liquidity
investment vehicles which invest primarily in                                                           Management
income producing real estate or real estate                                                               Market
related loans or interest.                                                                              Regulatory
                                                                                                            Tax
                                                                                                        Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time                                          1-14             Credit
drafts drawn on and accepted by a commercial bank.                                                       Liquidity
Maturities are generally six months or less.                                                              Market

COMMERCIAL PAPER: Secured and unsecured short-term                                       1-14             Credit
promissory notes issued by corporations and other                                                        Liquidity
entities. Maturities generally vary from a few                                                            Market
days to nine months.

FOREIGN SECURITIES: Stocks issued by foreign companies,                              1-10, 12-14          Market
as well as commercial paper of foreign issuers                                                           Political
and obligations of foreign banks, overseas branches                                                      Liquidity
of U.S. banks and supranational entities. Includes                                                  Foreign Investment
American Depository Receipts and Global Depository
Receipts, and American Depository Securities.


INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
RESTRICTED SECURITIES: Securities not registered                                         1-14            Liquidity
under the Securities Act of 1933, such as privately                                                       Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                                      1-14             Credit
with interest rates which are reset daily, weekly,                                                       Liquidity
quarterly or some other period and which may be                                                           Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                                         1,2, 5-7, 9-14        Market
preferred stock or bonds, that give the holder                                                            Credit
the right to buy a proportionate amount of
common stock at a specified price.

PREFERRED STOCK: A class of stock that                                                   1-14             Market
generally pays a dividend at a specified rate
and has preference over common stock in
the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations                                           2,5,10,14        Pre-payment
secured by real estate loans and pools of loans.                                                          Market
These include collateralized mortgage obligations                                                         Credit
("CMOs"), Real Estate Mortgage Investment Conduits                                                      Regulatory
("REMICs") and Stripped Mortgage-Backed Securities
("SMBS").

CORPORATE DEBT SECURITIES: Corporate bonds and                                           6,10             Market
non-convertible debt securities.                                                                          Credit

DEMAND FEATURES: Securities that are subject to                                           10              Market
puts and standby commitments to purchase the                                                             Liquidity
securities at a fixed price (usually with accrued                                                       Management
interest) within a fixed period of time following
demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by                                       2, 5, 10, 14       Pre-payment
company receivables, home equity loans, truck and                                                         Market
auto loans, leases, credit card receivables and                                                           Credit
other securities backed by other types of                                                               Regulatory
receivables or other assets.

MORTGAGE DOLLAR ROLLS: A transaction in which                                        2, 5, 10, 14       Pre-payment
a Fund sells securities for delivery in a current                                                         Market
month and simultaneously contracts with the same                                                        Regulatory
party to repurchase similar but not identical
securities on a specified future date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans                                            10            Pre-payment
in a mortgage pool which provide for a fixed                                                              Market
initial mortgage interest rate for a specified                                                            Credit
period of time, after which the rate may be                                                             Regulatory
subject to periodic adjustments.

SWAPS, CAPS AND FLOORS: A Fund may enter into                                            1-14           Management
these transactions to manage its exposure to                                                              Credit
changing interest rates and other factors. Swaps                                                         Liquidity
involve an exchange of obligations by two                                                                 Market
parties. Caps and floors entitle a purchaser
to a principal amount from the seller of the
cap or floor to the extent that a specified
index exceeds or falls below a predetermined
interest rate or amount.


INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
NEW FINANCIAL PRODUCTS: New options and futures                                          1-14           Management
contracts and other financial products continue                                                           Credit
to be developed and the Funds may invest in such                                                          Market
options, contracts and products.                                                                         Liquidity


STRUCTURED INSTRUMENTS: Debt securities issued                                           1-14             Market
by agencies and instrumentalities of the U.S.                                                            Liquidity
government, banks, municipalities, corporations                                                         Management
and other businesses whose interest and/or                                                                Credit
principal payments are indexed to foreign                                                           Foreign Investment
currency exchange rates, interest rates, or
one or more other referenced indices.


MUNICIPAL SECURITIES: Securities issued by a                                              10              Market
state or political subdivision to obtain                                                                  Credit
funds for various public purposes. Municipal                                                             Political
securities include private activity bonds and                                                               Tax
industrial development bonds, as well as General                                                        Regulatory
Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities and single family revenue bonds.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Obligations                                    2, 5, 10,          Credit
of supranational agencies who are chartered to                                         13, 14      Foreign Investment
promote economic development and are supported
by various governments and governmental agencies.

CURRENCY FUTURES AND RELATED OPTIONS: The Funds                                          13,14          Management
may engage in transactions in financial futures                                                          Liquidity
and related options, which are generally described                                                        Credit
above. The Funds will enter into these transactions                                                       Market
in foreign currencies for hedging purposes only.                                                         Political
                                                                                                         Leverage
                                                                                                    Foreign Investment

FORWARD FOREIGN EXCHANGE TRANSACTIONS: Contractual                                       13,14          Management
agreement to purchase or sell one specified currency                                                     Liquidity
for another currency at a specified future date                                                           Credit
and price. The Funds will enter into forward                                                              Market
foreign exchange transactions for hedging                                                                Political
purposes only.                                                                                           Leverage
                                                                                                    Foreign Investment

INDEX SHARES:                                                                           1,3,4             Market
Ownership interests in unit                                                              6-12
investment trusts and other pooled investment
vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular index such as Standard &
Poor's Depository Receipts ("SPDRs") and Nasdaq 100's.


INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
ZERO COUPON DEBT SECURITIES: Bonds and other                                          2, 5, 10, 14        Credit
debt that pay no interest, but are issued                                                                 Market
at a discount from their value at maturity.                                                             Zero-Coupon
When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ZERO-FIXED-COUPON DEBT SECURITIES: Zero coupon debt securities which                      10              Credit
convert on a specified date to interest bearing debt securities.                                          Market
                                                                                                        Zero Coupon

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative multi-class mortgage                      10            Pre-payment
securities usually structured with two classes of shares that                                             Market
receive different proportions of the interest and principal from a                                        Credit
pool of mortgage-backed obligations. These Funds only invest in                                          Regulatory
Stripped Mortgage-Backed Securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities.

INVERSE FLOATING RATE INSTRUMENTS: Leveraged variable rate debt                           10              Market
instruments with interest rates that reset in the opposite direction                                     Leverage
from the market rate of interest to which the inverse floater is indexed.                                 Credit

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in, or assignments                    10              Credit
of all or a portion of loans to corporations or to governments,                                          Political
including governments of the less developed countries ("LDC's").                                         Liquidity
                                                                                                    Foreign Investment
                                                                                                          Market

FIXED RATE MORTGAGE LOANS: Investment in fixed rate mortgage loans                        10              Credit
or mortgage pools which bear simple interest at fixed annual rates                                      Pre-payment
and have short to long term final maturities.                                                           Regulatory
                                                                                                          Market

SHORT-TERM FUNDING AGREEMENTS: Investments in short-term funding                          10              Credit
agreements issued by banks and highly rated U.S. insurance                                               Liquidity
companies such as Guaranteed Investment Contracts ("GIC's") and                                           Market
Bank Investment Contracts ("BIC's").


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         - Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         - Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- Pre-Payment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



(Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS

BOND FUNDS COMBINED PROSPECTUS
NOVEMBER 1, 1999

                                   ONE GROUP(R) ULTRA SHORT-TERM BOND FUND
                                   ONE GROUP(R) SHORT-TERM BOND FUND
                                   ONE GROUP(R) INTERMEDIATE BOND FUND
                                   ONE GROUP(R) BOND FUND
                                   ONE GROUP(R) INCOME BOND FUND
                                   ONE GROUP(R) GOVERNMENT BOND FUND
                                   ONE GROUP(R) TREASURY & AGENCY FUND
                                   ONE GROUP(R) HIGH YIELD BOND FUND

The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
   One Group Ultra Short-Term Bond Fund
   One Group Short-Term Bond Fund
   One Group Intermediate Bond Fund
   One Group Bond Fund
   One Group Income Bond Fund
   One Group Government Bond Fund
   One Group Treasury & Agency Fund
   One Group High Yield Bond Fund

MORE ABOUT THE FUNDS
   Principal Investment Strategies
   Investment Risks
   Investment Policies
   Portfolio Quality
   Temporary Defensive Positions
   Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
   Purchasing Fund Shares
   Sales Charges
   Sales Charge Reductions and Waivers
   Exchanging Fund Shares
   Redeeming Fund Shares

SHAREHOLDER INFORMATION
   Voting Rights
   Dividend Policies
   Tax Treatment of Shareholders
   Shareholder Inquiries

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
   The Advisor
   The Sub-Advisor
   Advisory Fees
   The Fund Managers
   Banc One High Yield Partners-Prior Performance of Pacholder Associates, Inc. Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A: INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP ULTRA SHORT-TERM BOND FUND

WHAT IS THE GOAL OF THE ULTRA SHORT-TERM BOND FUND?

The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

WHAT ARE THE ULTRA SHORT-TERM BOND FUND'S MAIN INVESTMENT STRATEGIES?

The Fund mainly invests in all types of debt securities, including money market instruments and taxable and tax-exempt municipal securities. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and structural risk. For more information about the Ultra Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?

A "bond" is a debt security with a remaining maturity of ninety days or more issued by the U.S. Government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities, and zero coupon obligations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE ULTRA SHORT-TERM BOND FUND?

The main risks of investing in the Ultra Short-Term Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Ultra Short-Term Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Ultra Short-Term Bond Fund. For additional information on risk, please read "Investment Risks."

         Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

         Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect return on investment and yield of mortgage and asset-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments. The Fund also uses investment management hedging techniques that may expose the Fund to additional risks.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE ULTRA SHORT-TERM BOND FUND PERFORMED?

         By showing the variability of the Ultra Short-Term Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE ULTRA SHORT-TERM BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

         The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


                      ONE GROUP ULTRA SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
Total Return (per calendar year)(1)
Class I Shares
[graph]


    1994       1995       1996       1997      1998
    ----       ----       ----       ----      ----

    1.94%      6.98%      6.14%     6.64%      5.33%

--------------------------------------------------------------------------------

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.05%.

BEST QUARTER: 2.02% 2Q 1997; WORST QUARTER: 0.60% 4Q 1994

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

----------------------------------------------------------------------------------------
CLASS A                                       1 YEAR         5 YEARS          LIFE
-------                                       ------         -------     (SINCE 3/10/93)
                                                                         ---------------

One Group Ultra Short-Term Bond Fund          1.22%           4.85%           4.37%


Lehman Brothers 1 -3 Year Government
Index(1)

Merrill Lynch 1 Year Treasury Bill Index(2)

Lipper ARM and Ultra Short-Term Combined Index(3)

----------------------------------------------------------------------------------------
CLASS B                                       1 YEAR         5 YEARS          LIFE
-------                                       ------         -------     (SINCE 1/14/94)
                                                                         ---------------
----------------------------------------------------------------------------------------
One Group Ultra Short-Term Bond Fund          1.02%           4.98%           4.54%

Lehman Brothers 1 -3 Year Government
Index(1)

Merrill Lynch 1 Year Treasury Bill Index(2)

Lipper ARM and Ultra Short-Term Combined Index(3)

----------------------------------------------------------------------------------------
CLASS I                                       1 YEAR         5 YEARS          LIFE
-------                                       ------         -------     (SINCE 2/2/93)
                                                                         ---------------

----------------------------------------------------------------------------------------
One Group Ultra Short-Term Bond Fund          4.66%           5.71%           5.10%

Lehman Brothers 1 -3 Year Government
Index(1)

Merrill Lynch 1 Year Treasury Bill Index(2)

Lipper ARM and Ultra Short-Term Combined Index(3)

----------------------------------------------------------------------------------------


1. The Lehman Brothers 1-3 Year Government Index is comprised of U.S. Government and agency securities with maturities of one to three years.

2. The Merrill Lynch 1 Year Treasury Bill Index is an unmanaged index which reflects the total return of a hypothetical Treasury bill with a discount rate equal to the average rate established at each of the auctions during a given year. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

3. The Lipper ARM and Ultra Short-Term Combined Index consists of an average of the Lipper ARM index that invests at least 65% of its assets in adjustable rate mortgage securities or other securities collateralized by or representing an interest in mortgages and the Lipper Short-Term Index that invests at least 65% of its assets in investment grade debt issues or better, and maintains a portfolio dollar-weighted average maturities between 91 days and 365 days.

FEES AND EXPENSES OF THE ULTRA SHORT-TERM BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A       CLASS B     CLASS C       CLASS I
investment)(1)

Maximum Sales Charge (Load)                             3.00%          none        none          none
Imposed on Purchases (as a
percentage of offering price)

Maximum Deferred Sales Charge                           none(2)        3.00%       1.00%         none
(Load)(as a percentage of original
purchase price of redemption
proceeds, as applicable)
                                                        none           none        none          none

Redemption Fee

Exchange Fee

                                                        none           none        none          none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .55%           .55%        .55%          .55%

Distribution [and/or Service]                            .35%          1.00%       1.00%         none
(12b-1) Fees

Other Expenses                                           .24%           .24%        .24%          .24%

                                                        1.14%          1.79%       1.79%          .79%
Total Annual Fund Operating
Expenses

                                                        (.39%)         (.54%)      (.54%)        (.29%)
Fee Waiver and/or Expense
Reimbursement(4)

                                                         .75%          1.25%       1.25%          .50%
Net Expenses

--------------------------------------------------------------------------------------------------------



1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .75% for Class A shares, 1.25% for Class B shares, 1.25 % for Class C shares, and .50% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.



------------------------------------------------------------------------------------------------------------------
                     CLASS A                 CLASS B(2)                       CLASS C                  CLASS I

                                   Assuming no     Assuming           Assuming no    Assuming
                                   redemption      redemption at the  redemption     redemption at the
                                                   end of each                       end of each
                                                   period                            period

1 Year(1)         $  374           $  127          $  427             $  127         $  227              $ 51
3 Years           $  614           $  511          $  711             $  511         $  511              $223
5 Years           $  872           $  919          $  919             $  919         $  919              $410
10 Years          $1,611           $1,732          $1,732             $2,061         $2,061              $951
------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $413
     Class B (no redemption)       $182
     Class B (with redemption)     $482
     Class C (no redemption)       $182
     Class C (with redemption)     $282
     Class I                       $ 81

2. Class B shares automatically convert to Class A shares after six (6) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP SHORT-TERM BOND FUND

WHAT IS THE GOAL OF THE SHORT-TERM BOND FUND?

The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT ARE THE SHORT-TERM BOND FUND'S MAIN INVESTMENT STRATEGIES?

The Fund mainly invests in debt securities with short to intermediate remaining maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and structural risk. For more information about the Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?

A "bond" is a debt security with a remaining maturity of ninety days or more issued by the U.S. Government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities, and zero coupon obligations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE SHORT-TERM BOND FUND?

The main risks of investing in the Short-Term Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Short-Term Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Short-Term Bond Fund. For additional information on risk, please read "Investment Risks."

         Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

         Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect return on investment and yield of mortgage and asset-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE SHORT-TERM BOND FUND PERFORMED?

By showing the variability of the Short-Term Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SHORT-TERM BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                         ONE GROUP SHORT-TERM BOND FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS 1 SHARES
[GRAPH]

    1991     1992    1993     1994     1995    1996     1997    1998
    ----     ----    ----     ----     ----    ----     ----    ----

   13.43%    6.03%   6.84%   -0.33%   11.85%   4.31%    6.29%   6.80%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 1.22%.

BEST QUARTER: 4.43% 4Q 1991; WORST QUARTER: -.86% 1Q 1994

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 2/18/92)
                                                                                ---------------

                                              1.32%               5.29%              5.22%
One Group Short-Term Bond Fund

Lehman Brothers 1 -3 Year Government
Index(1)

Lipper Short US Government Bond Funds
Index(2)

-------------------------------------------------------------------------------------------------
CLASS B                                      1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 1/14/94)
                                                                                ---------------

                                              1.05%               5.43%              4.62%
One Group Short-Term Bond Fund

Lehman Brothers 1 -3 Year Government
Index(1)

Lipper Short US Government Bond Funds
Index(2)

-------------------------------------------------------------------------------------------------
CLASS I                                      1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 9/4/90)
                                                                                --------------

One Group Short-Term Bond Fund                4.67%               5.78%              6.76%
Lehman Brothers 1 -3 Year Government
Index(1)

Lipper Short US Government Bond Funds
Index(2)

-------------------------------------------------------------------------------------------------



1. The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of US Government and agency securities with maturities of one to three years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

2. The Lipper Short US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

FEES AND EXPENSES OF THE SHORT-TERM BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

Maximum Sales Charge                                    3.00%            none        none              none
(Load) Imposed on Purchases (as a
percentage of offering price)

Maximum Deferred Sales Charge                           none(2)          3.00%       1.00%             none
(Load)(as a percentage of original
purchase price of redemption
proceeds, as applicable)
                                                        none             none        none              none

Redemption Fee

Exchange Fee

                                                        none             none        none              none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .60%             .60%        .60%              .60%

Distribution [and/or Service]                            .35%            1.00%       1.00%             none
(12b-1) Fees

 Other Expenses                                          .21%             .21%        .21%              .21%

                                                        1.16%            1.81%       1.81%              .81%
Total Annual Fund Operating
Expenses

                                                        (.36%)           (.51%)      (.51%)            (.26%)
Fee Waiver and/or Expense
Reimbursement(4)

                                                         .80%            1.30%       1.30%              .55%
Net Expenses

---------------------------------------------------------------------------------------------------------------



1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .80% for Class A shares, 1.30% for Class B shares, 1.30% for Class C shares, and .55% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------------------------------------------------------------------------
                      CLASS A               CLASS B(2)                         CLASS C                 CLASS I

                                   Assuming no     Assuming           Assuming no    Assuming
                                   redemption      redemption at the  redemption     redemption at the
                                                   end of each                       end of each
                                                   period                            period
1 Year(1)         $  379           $  132          $  432           $  132           $  232              $ 56
3 Years           $  623           $  520          $  720           $  520           $  520              $233
5 Years           $  885           $  932          $  932           $  932           $  932              $424
10 Years          $1,636           $1,756          $1,756           $2,085           $2,085              $977
----------------------------------------------------------------------------------------------------------------


1. Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A                         $415
   Class B (no redemption)         $184
   Class B (with redemption)       $484
   Class C (no redemption)         $184
   Class C (with redemption)       $284
   Class I                         $ 83

2. Class B shares automatically convert to Class A shares after six (6) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP INTERMEDIATE BOND FUND

WHAT IS THE GOAL OF THE INTERMEDIATE BOND FUND?

The Fund seeks current income consistent with the preservation of capital by investing in high and medium-grade fixed income securities with intermediate maturities.

WHAT ARE THE INTERMEDIATE BOND FUND'S MAIN INVESTMENT STRATEGIES?

The Fund mainly invests in debt securities of all types, including bonds, notes, U.S. government obligations, and taxable and tax-exempt municipal securities with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and structural risk. For more information about the Intermediate Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?

A "bond" is a debt security with a remaining maturity of ninety days or more issued by the U.S. Government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities, and zero coupon obligations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INTERMEDIATE BOND FUND?

The main risks of investing in the Intermediate Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Intermediate Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Intermediate Bond Fund. For additional information on risk, please read "Investment Risks."

         Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

         Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect return on investment and yield of mortgage and asset-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE INTERMEDIATE BOND FUND PERFORMED?

By showing the variability of the Intermediate Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INTERMEDIATE BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                        ONE GROUP INTERMEDIATE BOND FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES


  1989    1990    1991     1992     1993     1994     1995     1996     1997    1998
  ----    ----    ----     ----     ----     ----     ----     ----     ----    ----

 11.86%   9.24%  14.78%    6.06%    8.40%   -6.30%   19.47%    5.74%    8.38%   7.59%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was - 0.08%. The Intermediate Bond Fund commenced operations on June 1, 1991 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund merged with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Fund was considered the accounting survivor. Therefore, all performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Fund.

         BEST QUARTER: 6.10% 2Q 1995; WORST QUARTER: - 2.32% 1Q 1994

         The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


AVERAGE ANNUAL TOTAL RETURNS(1)
(through June 30, 1999)

---------------------------------------------------------------------------------------------------
CLASS A                                    1 YEAR          5 YEARS       10 YEARS      LIFE (SINCE
-------                                    ------          -------       --------      12/31/83)(4)
                                                                                       ------------

One Group Intermediate Bond Fund            -.91%           6.39%          6.99%           8.12%

Lehman Brothers Intermediate Government/    4.19%           7.38%          7.86%
Corporate Bond Index(2)

Lipper Short Intermediate US Government
Bond Index(3)

---------------------------------------------------------------------------------------------------
CLASS B                                    1 YEAR          5 YEARS       10 YEARS      LIFE (SINCE
-------                                    ------          -------       --------      12/31/83)(4)
                                                                                       ------------

One Group Intermediate Bond Fund           -1.97%           6.69%          7.29%           8.32%

Lehman Brothers Intermediate Government/    4.19%           7.38%          7.86%
Corporate Bond Index(2)

Lipper Short Intermediate US Government
Bond Index(3)

---------------------------------------------------------------------------------------------------
CLASS I(5)                                 1 YEAR          5 YEARS       10 YEARS       LIFE (SINCE
-------                                    ------          -------       --------       12/31/83)(4)
                                                                                        ------------

One Group Intermediate Bond Fund            3.97%           7.57%          7.60%           8.52%

Lehman Brothers Intermediate Government/    4.19%           7.38%          7.86%
Corporate Bond Index(2)

Lipper Short-Intermediate US Government
Bond Index(3)

---------------------------------------------------------------------------------------------------


1. One Group Intermediate Bond Fund merged with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Fund was considered the accounting survivor. Therefore, all performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Fund.

2. The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of US Government agency and Treasury securities and investment grade corporate bonds. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

3. The Lipper Short Intermediate US Government Bond Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

4. The Intermediate Bond Fund commenced operations on June 1, 1991 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

5. Performance for Class I shares is based on Class A Shares adjusted to reflect the absence of sales charges.

FEES AND EXPENSES OF THE INTERMEDIATE BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A     CLASS B     CLASS C      CLASS I
investment)(1)

Maximum Sales Charge (Load)                             4.50%        none        none         none
Imposed on Purchases (as a
percentage of offering price)

Maximum Deferred Sales Charge                           none(2)      5.00%       1.00%        none
(Load)(as a percentage of original
purchase price of redemption
proceeds, as applicable)
                                                        none         none        none         none

Redemption Fee

Exchange Fee

                                                        none         none        none         none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .60%         .60%        .60%         .60%

Distribution [and/or Service]                            .35%        1.00%       1.00%        none
(12b-1) Fees

Other Expenses                                           .21%         .21%        .21%         .21%

                                                        1.16%        1.81%       1.81%         .81%
Total Annual Fund Operating
Expenses

                                                        (.33%)       (.33%)      (.33%)       (.23%)
Fee Waiver and/or Expense
Reimbursement(4)

                                                         .83%        1.48%       1.48%         .58%
Net Expenses

------------------------------------------------------------------------------------------------------



1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .83% for Class A shares, 1.48% for Class B shares, 1.48% for Class C shares, and .58% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------------------------------------------------------------------------
                      CLASS A               CLASS B(2)                         CLASS C                 CLASS I

                                   Assuming no     Assuming           Assuming no    Assuming
                                   redemption      redemption at the  redemption     redemption at the
                                                   end of each                       end of each
                                                   period                            period
1 Year(1)             $  531       $  151          $  651             $  151         $  251            $ 59
3 Years               $  771       $  537          $  837             $  537         $  537            $236
5 Years               $1,029       $  949          $1,149             $  949         $  949            $427
10 Years              $1,767       $1,928          $1,928             $2,100         $2,100            $980
----------------------------------------------------------------------------------------------------------------



1. Without contractual fee waivers, 1 Year expenses would be as follows:

   Class A                         $563
   Class B (no redemption)         $184
   Class B (with redemption)       $684
   Class C (no redemption)         $184
   Class C (with redemption)       $284
   Class I                         $ 83

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP BOND FUND

WHAT IS THE GOAL OF THE BOND FUND?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

WHAT ARE THE BOND FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in investment grade bonds and debt securities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and structural risk. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?

A "bond" is a debt security with a remaining maturity of ninety days or more issued by the U.S. Government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities, and zero coupon obligations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE BOND FUND?

The main risks of investing in the Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Bond Fund. For additional information on risk, please read "Investment Risks."

         Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

         Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect the return on investment and yield of mortgage and asset-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE BOND FUND PERFORMED?

By showing the variability of the Bond Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                               ONE GROUP BOND FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES
[GRAPH]

    1989    1990     1991    1992    1993     1994   1995    1996    1997    1998
    ----    ----     ----    ----    ----     ----   ----    ----    ----    ----

   13.03%   9.25%   15.67%   6.57%  11.33%   -6.91%  23.68%  5.08%   9.92%   8.21%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -.87%. The Bond Fund commenced operations on December 31, 1983 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. The above quoted performance data also includes the performance of the Pegasus Bond Fund for the period prior to the commencement of operations of the One Group Bond Fund on March 22, 1999. Performance for Class I shares is based on Class A share performance adjusted to reflect the absence of sales charges.

         BEST QUARTER: 7.61% 2Q 1995; WORST QUARTER: -2.66 1Q 1994

         The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)(1)

-------------------------------------------------------------------------------------------------------------------------
CLASS A                                 1 YEAR                   5 YEAR            10 YEARS                LIFE
-------                                 ------                   ------            --------          (SINCE 12/31/83)(4)
                                                                                                     -------------------

One Group Bond Fund                    -1.62%                     7.28%              7.80%                9.22%

Lehman Brothers Aggregate Index(2)      3.15%                     7.83%              8.15%

Lipper Intermediate U.S. Government
Bond Funds Index(3)

--------------------------------------- ------------------- ------------------ ------------------ -----------------------
CLASS B                                 1 YEAR                   5 YEAR            10 YEARS                LIFE
-------                                 ------                   ------            --------         (SINCE 12/31/83)(4)
                                                                                                    -------------------

One Group Bond Fund                    -2.61%                     7.62%              8.11%                9.42%

Lehman Brothers Aggregate Index(2)      3.15%                     7.83%              8.15%

Lipper Intermediate U.S. Government
Bond Funds Index(3)

-------------------------------------------------------------------------------------------------------------------------
CLASS I(5)                              1 YEAR                  5 YEARS            10 YEARS                LIFE
-------                                 ------                                                     (SINCE 12/31/83)(4)
                                                                                                   -------------------

One Group Bond Fund                     3.25%                     8.44%              8.38%                9.59%

Lehman Brothers Aggregate
Index(2)                                3.15%                     7.83%              8.15%

Lipper Intermediate U.S. Government
Bond Funds Index(3)

-------------------------------------------------------------------------------------------------------------------------


1. The above quoted performance data also includes the performance of the Pegasus Bond Fund for the period prior to the commencement of operations of the One Group Bond Fund on March 22, 1999. The Fund also offers Class C shares. Class C shares commenced operations on March 22, 1999 and do not have a full year of investment returns as of the date of this prospectus.

2. The Lehman Brothers Aggregate Index is an unmanaged index generally representative of the bond market as a whole. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

3. The Lipper Intermediate U.S. Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

4. The Bond Fund commenced operations on December 31, 1983 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

5. Performance for Class I shares is based on Class A share performance adjusted to reflect the absence of sales charges.

FEES AND EXPENSES OF THE BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your        CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

 Maximum Sales Charge                                  4.50%             none        none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                 none(2)           5.00%       1.00%             none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                       none              none        none              none

Redemption Fee

Exchange Fee

                                                       none              none        none              none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                .60%              .60%        .60%              .60%

Distribution [and/or                                    .35%             1.00%       1.00%             none
Service] (12b-1) Fees

 Other Expenses                                         .21%              .21%        .21%              .21%

                                                       1.16%             1.81%       1.81%              .81%
Total Annual Fund Operating
Expenses

                                                       (.31%)            (.31%)      (.31%)            (.21%)
Fee Waiver and/or Expense
Reimbursement(4)

                                                        .85%             1.50%       1.50%              .60%
Net Expenses

---------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .85% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, and .60% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF EITHER YOU REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-----------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I

                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period

1 Year(1)             $  509          $  153           $  653           $  153          $  253            $ 61
3 Years               $  677          $  539           $  839           $  539          $  539            $238
5 Years               $  860          $  951           $1,151           $  951          $  951            $429
10 Years              $1,388          $1,930           $1,930           $2,101          $2,101            $982
-----------------------------------------------------------------------------------------------------------------

[FN]

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                     $529
     Class B (no redemption)     $184
     Class B (with redemption)   $684
     Class C (no redemption)     $184
     Class C (with redemption)   $284
     Class I                     $ 83

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP INCOME BOND FUND

WHAT IS THE GOAL OF THE INCOME BOND FUND?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities.

WHAT ARE THE INCOME BOND FUND'S MAIN INVESTMENT STRATEGIES?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund may also invest in convertible securities, preferred stock, loan participations, and debt securities rated below investment grade (i.e., junk bonds). (The Fund may not invest more than 30% of its total assets in these securities). The Fund also invests in mortgage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and structural risk. For more information about the Income Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?

A "bond" is a debt security with a remaining maturity of ninety days or more issued by the U.S. Government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities, and zero coupon obligations. A "junk bond" is a debt security that is rated below investment grade. (Junk bonds also include unrated securities that Banc One Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade). Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.) These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INCOME BOND FUND?

The main risks of investing in the Income Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Income Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Income Bond Fund. For additional information on risk, please read "Investment Risks."

         Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect a security's liquidity and make it difficult for the Fund to sell the security.

         Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect return on investment and yield of mortgage and asset-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Portfolio Quality. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

         Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE INCOME BOND FUND PERFORMED?

By showing the variability of the Income Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INCOME BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                INCOME BOND FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

[GRAPH]

-0.97%      17.51%      3.14%      8.88%      7.77%

 1994        1995       1996       1997       1998

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.68%. One Group Income Bond Fund merged with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Fund was the accounting survivor. Therefore, all performance information for One Group Income Bond Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Fund. Performance for Class I shares is based on Class A shares adjusted to reflect the absence of sales charges.

BEST QUARTER:  5.88%  2Q 1995;    WORST QUARTER:  -1.63%  1Q 1996
               --------------                     ---------------

         The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------
                                                                                (SINCE 3/5/93)
                                                                                --------------
One Group Income Bond Fund                    -2.84%              5.89%              4.95%

Lehman Brothers Government/Corporate           2.70%              7.76%
Bond Index(2)

Lipper Intermediate Bond Funds Index(3)

-------------------------------------------------------------------------------------------------
CLASS B(4)                                    1 YEAR             5 YEARS             LIFE
-------                                       ------             -------
                                                                                (SINCE 3/5/93)(1)
                                                                                --------------

One Group Income Bond Fund                    -3.89%              5.91%              5.21%

Lehman Brothers Government/Corporate           2.70%              7.76%
Bond Index(2)



Lipper Intermediate Investment Grade
Bond Funds Index(3)

----------------------------------------------------------------------------------------------
CLASS I(1)                                    1 YEAR             5 YEARS            LIFE
                                              ------             -------
                                                                                (SINCE 3/5/93)
                                                                                -------------
One Group Income Bond Fund                    1.94%               7.15%              5.90%

Lehman Brothers Government/Corporate          4.19%               7.38%
Bond Index(2)

Lipper Intermediate Investment Grade
Bond Funds Index(3)

----------------------------------------------------------------------------------------------

NEED DEFINITIVE INFORMATION ON INDICES
--------------------------------------
1. One Group Income Bond Fund merged with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Fund was the accounting survivor. Therefore, all performance information for One Group Income Bond Fund for periods prior to March 22, 1999 reflects the performance of the Pegasus Fund.

2. The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

3. The Lipper Intermediate Investment Grade Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

4. The performance data for Class B shares includes the performance of the Class A shares of the Pegasus Multi-Sector Bond Fund for the period December 2, 1994 to May 30, 1995, adjusted to reflect the absence of front-end sales charges.

FEES AND EXPENSES OF THE INCOME BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A         CLASS B      CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    4.50%           none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)         5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                        none            none          none             none

Redemption Fee

Exchange Fee                                            none            none          none             none


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .60%            .60%          .60%             .60%

Distribution [and/or
Service] (12b-1) Fees                                    .35%           1.00%         1.00%            none

Other Expenses                                           .21%            .21%          .21%             .21%


Total Annual Fund Operating                             1.16%           1.81%         1.81%             .81%
Expenses


Fee Waiver and/or Expense                               (.24%)          (.24%)        (.24%)           (.14%)
Reimbursement(4)

                                                         .92%           1.57%         1.57%             .67%
Net Expenses

---------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .92% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares, and .67% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-----------------------------------------------------------------------------------------------------------------
                      CLASS A               CLASS B(2)                        CLASS C               CLASS I

                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period

1 Year(1)             $  540          $  160           $  660           $  160          $  260       $ 68
3 Years               $  779          $  546           $  846           $  546          $  546       $245
5 Years               $1,037          $  958           $1,158           $  958          $  958       $436
10 Years              $1,775          $1,936           $1,936           $2,107          $2,107       $989
-----------------------------------------------------------------------------------------------------------------


1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                      $563
     Class B (no redemption)      $184
     Class B (with redemption)    $684
     Class C (no redemption)      $184
     Class C (with redemption)    $284
     Class I                      $ 83

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

                         ONE GROUP GOVERNMENT BOND FUND

WHAT IS THE GOAL OF THE GOVERNMENT BOND FUND?

The Fund seeks a high level of current income with liquidity and safety of principal

WHAT ARE THE GOVERNMENT BOND FUND'S MAIN INVESTMENT STRATEGIES?

The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (i.e., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for individual securities that it believes will perform well over time. The Government Bond Fund spreads its holdings across various security types within the Government market sector. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and structural risk. For more information about the Government Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A GOVERNMENT BOND?

A "government bond" is a debt instrument with principal and interest guaranteed by the U.S. Government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE GOVERNMENT BOND FUND?

The main risks of investing in the Government Bond Fund and the circumstances likely to adversely affect your investment are described below. Like all non-money market mutual funds, the share price of the Government Bond Fund and its yield will change every day in response market conditions. You may lose money if you invest in the Government Bond Fund. For additional information on risk, please read "Investment Risks."

         Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Prepayment and Call Risk. As part of its main investment strategies, the Fund invests in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect the return on investment and yield of mortgage-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW GOVERNMENT BOND FUND PERFORMED?

By showing the variability of the Government Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE GOVERNMENT BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                         ONE GROUP GOVERNMENT BOND FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

-3.01%         18.11%        2.59%         9.74%         8.23%
 1994           1995         1996          1997          1998


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -2.06%.

BEST QUARTER:  5.70%  2Q 1995;       WORST QUARTER:  -2.29%   1Q 1994
               --------------                        ----------------

         The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 3/5/93)
                                                                                --------------

                                              -2.92%              6.04%              4.50%
One Group Government Bond Fund

Salomon Brothers 3-7 Year Treasury
Index (1)

Lipper US Government Bond Funds Index(2)

--------------------------------------- ------------------- ------------------ ------------------

CLASS B                                       1 YEAR             5 YEARS             LIFE
                                              ------             -------       (SINCE 1/14/94)
                                                                               ---------------

One Group Government Bond Fund                -3.68%              6.07%              4.70%

Salomon Brothers 3-7 Year Treasury
Index(1)

Lipper US Government Bond Funds Index(2)

-----------------------------------------------------------------------------------------------
CLASS I                                       1 YEAR             5 YEARS             LIFE
                                              ------             -------        (SINCE 2/8/83)
                                                                                --------------

One Group Government Bond Fund                1.94%               7.27%              5.76%

Salomon Brothers 3-7 Year Treasury
Index(1)

Lipper US Government Bond Funds Index(2)

-----------------------------------------------------------------------------------------------

[FN]

1. The Salomon Brothers 3 to 7 Year Treasury Index is an unmanaged index comprised of US Government agency and Treasury securities and agency mortgage-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

2. The Lipper US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

FEES AND EXPENSES OF THE GOVERNMENT BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A       CLASS B       CLASS C          CLASS I
investment)(1)
 Maximum Sales Charge                                   4.50%          none          none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                        none           none          none             none

Redemption Fee

Exchange Fee

                                                        none           none          none             none

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)(3)

Investment Advisory Fees                                 .45%           .45%          .45%             .45%

Distribution [and/or                                     .35%          1.00%         1.00%            none
Service] (12b-1) Fees

 Other Expenses                                          .20%           .20%          .20%             .20%

Total Annual Fund Operating                             1.00%          1.65%         1.65%             .65%
Expenses
Fee Waiver and/or Expense                               (.10%)         (.10%)        (.10%)           none
Reimbursement(4)

                                                         .90%          1.55%         1.55%             .65%
Net Expenses

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, and .65% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

---------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I

                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period
1  Year(1)             $ 538           $ 158            $ 658            $ 158           $ 258            $  66
3  Years               $ 745           $ 511            $ 811            $ 511           $ 511            $ 208
5  Years               $ 968           $ 888           $1,088            $ 888           $ 888            $ 362
10 Years              $1,611          $1,773           $1,773           $1,946          $1,946            $ 810
---------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $547
     Class B (no redemption)       $168
     Class B (with redemption)     $668
     Class C (no redemption)       $168
     Class C (with redemption)     $268

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP TREASURY & AGENCY FUND

WHAT IS THE GOAL OF THE TREASURY & AGENCY FUND?

The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT ARE THE TREASURY & AGENCY FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in U.S. Treasury and other U.S. agency obligations including fixed income and mortgage-related securities and repurchase agreements. Mortgage-related securities include government mortgage-backed securities and adjustable rate mortgage loans known as ARMs. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for individual securities that it believes will perform well over time. The Treasury and Agency Fund spreads its holdings across various security types within the Government market sector and concentrates on issues with short or intermediate remaining maturities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and structural risk. For more information about the Treasury & Agency Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?

A "bond" is a debt security with a remaining maturity of ninety days or more issued by the U.S. Government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities, and zero coupon obligations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TREASURY & AGENCY FUND?

The main risks of investing in the Treasury & Agency Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Treasury & Agency Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Treasury & Agency Fund. For additional information on risk, please read "Investment Risks."

         Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect the return on investment and yield of mortgage and asset-backed securities. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE TREASURY & AGENCY FUND PERFORMED?

By showing the variability of the Treasury & Agency Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE TREASURY & AGENCY FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                        ONE GROUP TREASURY & AGENCY FUND

-------------------------------------------------------------------------------

TOTAL RETURN (PER CALENDAR YEAR)(1)

CLASS I SHARES

11.01%   8.94%   11.49%   5.89%   5.06%   1.20%   15.22%   3.30%   7.30%   8.00%
 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

-------------------------------------------------------------------------------


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was - 1.01%. The Treasury & Agency Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

BEST QUARTER:  5.24%   2Q 1995; WORST QUARTER:  -1.24%  1Q 1996
               ---------------                  ---------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include sales charges and recurring account fees.

---------------------------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS           10 YEARS              LIFE
-------                                       ------             -------           --------       (SINCE 4/30/88)(3)
                                                                                                  -------------------
One Group Treasury & Agency Fund               .22%               5.89%              6.33%              6.54%

Lehman Brothers Intermediate Treasury         4.49%               6.85%              7.47%
Index(1)

Lipper Mix(2)
--------------------------------------------------------------------------------------------------------------------
CLASS B                                       1 YEAR             5 YEARS           10 YEARS              LIFE
-------                                       ------             -------           --------        (SINCE 4/30/88)(3)
                                                                                                   -----------------

One Group Treasury & Agency Fund              -.03%               6.01%              6.13%              6.29%

Lehman Brothers Intermediate Treasury         4.49%               6.85%              7.47%
Index(1)

Lipper Mix(2)

--------------------------------------------------------------------------------------------------------------------
CLASS I                                       1 YEAR             5 YEARS           10 YEARS              LIFE
-------                                       ------             -------           --------        (SINCE 4/30/88)(3)
                                                                                                   -----------------

One Group Treasury & Agency Fund              3.54%               6.71%              6.87%              7.04%

Lehman Brothers Intermediate Treasury         4.49%               6.85%              7.47%
Index(1)

Lipper Mix(2)

--------------------------------------- ------------------- ------------------ ------------------ -------------------

1. The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of US Treasury-issued securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

2. The Lipper Mix consists of the average monthly returns of the Lipper Intermediate Treasury Bond Funds Index from April 1988 through December 1989. Thereafter, the data is from the Lipper Short US Government Bond Funds Index which corresponds with the initiation of the Index on January 1, 1989. The Lipper Indices consist of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

3. The Treasury & Agency Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

FEES AND EXPENSES OF THE TREASURY & AGENCY FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A        CLASS B      CLASS C          CLASS I
investment)(1)
 Maximum Sales Charge                                   3.00%           none         none             none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)         3.00%        1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none            none         none             none

Exchange Fee                                            none            none         none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .40%           .40%          .40%             .40%

Distribution [and/or                                     .35%          1.00%         1.00%            none
Service] (12b-1) Fees

 Other Expenses                                          .25%           .25%          .25%             .25%


Total Annual Fund Operating                             1.00%          1.65%         1.65%             .65%
Expenses

Fee Waiver and/or Expense                               (.30%)         (.45%)        (.45%)           (.20%)
Reimbursement(4)

Net Expenses                                             .70%          1.20%         1.20%             .45%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .70% for Class A shares, 1.20% for Class B shares, 1.20% for Class C shares, and .45% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C              CLASS I

                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)         $  369           $  122          $  422           $  122           $  222          $   46
3 Years           $  580           $  476          $  676           $  476           $  476          $  188
5 Years           $  808           $  855          $  855           $  855           $  855          $  342
10 Years          $1,461           $1,583          $1,583           $1,917           $1,917          $  791
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                   $399
     Class B (no redemption)   $168
     Class B (with redemption) $468
     Class C (no redemption)   $168
     Class C (with redemption) $268
     Class I                   $ 66

2. Class B shares automatically convert to Class A shares after six (6) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP HIGH YIELD BOND FUND

WHAT IS THE GOAL OF THE HIGH YIELD BOND FUND?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT ARE THE HIGH YIELD BOND FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by using a "bottom-up" research methodology. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments. For more information about the High Yield Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A BOND?

A "bond" is a debt security with a remaining maturity of ninety days or more issued by the U.S. Government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities, and zero coupon obligations.

WHAT IS A JUNK BOND?

A "junk bond" is a debt security that is rated below investment grade. (Junk bonds also include unrated securities that Banc One Investment Advisors or Banc One High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.) These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE HIGH YIELD BOND FUND?

The main risks of investing in the High Yield Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the High Yield Bond Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the High Yield Bond Fund. For additional information on risk, please read "Investment Risks."

         Junk Bond Risk. The Fund's main investment strategy is to invest in securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long term investment program for investors who are able and willing to assume a high degree of risk.

         Smaller Companies. As part of its high yield strategy, the Funds invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected decreases in the value of your investment in the Fund.

         Sensitivity to Interest Rates and Economic Changes. The income and market value of the Funds' securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset value may be volatile.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

This Section would normally include a bar chart and average annual total return table. The High Yield Bond Fund began operations on November 13, 1999 and does not have a full calendar year of investment returns at the date of this prospectus.

FEES AND EXPENSES OF THE HIGH YIELD BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A       CLASS B       CLASS C           CLASS I
investment)(1)
 Maximum Sales Charge                                   4.50%          none          none             none
(Load)  Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)        5.00%         1.00%            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none           none          none             none

Exchange Fee                                            none           none          none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .75%           .75%          .75%             .75%

Distribution [and/or                                     .35%          1.00%         1.00%             none
Service] (12b-1) Fees

 Other Expenses                                          .27%           .27%          .27%             .27%

Total Annual Fund Operating                             1.37%          2.02%         2.02%            1.02%
Expenses

Fee Waiver and/or Expense                               (.22%)         (.22%)        (.22%)           (.12%)
Reimbursement(4)

Net Expenses                                            1.15%          1.80%         1.80%             .90%

-------------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.15% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares, and .90% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


-------------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I

                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)         $  562           $  183          $  683           $  183           $  283          $   92
3 Years           $  844           $  612          $  912           $  612           $  612          $  313
5 Years           $1,146           $1,068          $1,268           $1,068           $1,068          $  552
10 Years          $2,004           $2,163          $2,163           $2,330           $2,330          $1,237
-------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                   $583
     Class B (no redemption)   $205
     Class B (with redemption) $705
     Class C (no redemption)   $205
     Class C (with redemption) $305
     Class I                   $104

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

 MORE ABOUT THE FUNDS

Each of the eight funds described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This Prospectus describes eight mutual funds with a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. Banc One Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Portfolios attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the structure of the investment (e.g., asset-backed securities). In addition, the principal investment strategies that are used to meet each Fund's investment objective are described in Fund Summaries:
Investments, Risk, & Performance in the front of this prospectus. They are also described below.


         ----------------------------------------------------------------------

                              FUNDAMENTAL POLICIES

         Each Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.

         ----------------------------------------------------------------------

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

         ONE GROUP ULTRA SHORT-TERM BOND FUND. The Fund invests in all types of debt securities including money market instruments, adjustable rate mortgage backed securities and taxable and tax-exempt municipal securities. The Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two year U.S. Treasury security, although the Fund's actual interest rate sensitivity is expected to be approximately equal to that of a one year U.S. Treasury security.

         - The Fund normally invests at least 80% of its total assets in debt securities. Debt securities include bonds, notes and other obligations.

         - Up to 20% of the Fund's total assets may be invested in preferred stock.

         - The Fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets (some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund may also purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

         ONE GROUP SHORT-TERM BOND FUND. The Fund invests in all types of debt securities with short to intermediate maturities.

         - The Fund invests at least 80% of its total assets in debt securities with short to intermediate maturities.

         -        At least 65% of the Fund's total assets will consist of bonds.

         - The Fund also may purchase taxable or tax-exempt municipal securities.

         - Up to 20% of the Fund's total assets may be invested in preferred stock.

         - The Fund's effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

ONE GROUP INTERMEDIATE BOND FUND. The Fund invests in debt securities of all types including bonds, notes, U.S government obligations, and taxable and tax-exempt municipal securities, rated as investment grade at the time of investment, (or, if unrated, determined by Banc One Investment Advisors, to be of comparable quality).

         - The Fund normally invests at least 80% of its total assets in debt securities. Debt securities include bonds, notes and other obligations.

         - As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements.

         - Up to 20% of the Fund's total assets may be invested in preferred stock.

         - The Fund's average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that weighted average maturity to as little as one year for temporary defensive purposes.

         ----------------------------------------------------------------------

                          WHAT IS AVERAGE WEIGHTED MATURITY?

         Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund. Average maturity is important to bond investors as an indication of a fund's sensitivity to changes in interest rates. Usually, the longer the average maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a fund's name refer to the average maturity the fund maintains.

         ----------------------------------------------------------------------

ONE GROUP BOND FUND. The Fund invests in all types of debt securities rated as investment grade, as well as convertible securities, preferred stock, and loan participations.

         - The Fund invests at least 65% of its total assets in debt securities of all types with intermediate to long maturities.

         - As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

         - The Fund also may purchase taxable or tax-exempt municipal securities.

         - The Fund may invest in debt securities that are rated in the lowest investment grade category.

         - The Fund's average weighted maturity ordinarily will normally range between four and twelve years, although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

         ONE GROUP INCOME BOND FUND. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as convertible securities, preferred stock, and loan participations.

         - The Fund invests at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors.

         - Up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         - The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.

         - As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

         - The Fund may also purchase taxable or tax-exempt municipal securities.

         - The Fund's average weighted maturity will ordinarily range between five and twenty years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

         ONE GROUP GOVERNMENT BOND FUND. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentalities.

         - At least 65% of the Fund's total assets will be invested in debt instruments with principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

         - The Fund's average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.

         ONE GROUP TREASURY & AGENCY FUND. The Fund invests in U.S. Treasury and other U.S. agency obligations including fixed income securities and mortgage-related securities. At least 65% of the Fund's total assets will be invested in Treasury Obligations.

         ----------------------------------------------------------------------

                           WHAT IS A TREASURY OBLIGATION?

         For purposes of the Treasury & Agency Fund, a Treasury
         Obligation includes U.S. Treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities, Separately Traded Registered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry Safekeeping known as CUBES.

         ----------------------------------------------------------------------

- The Fund also invests in other government-only investment companies, including other funds of One Group. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMS, as well as engage in securities lending.

- Normally, the Fund's average weighted maturity will range between two and five years.

ONE GROUP HIGH YIELD BOND FUND. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by using a "bottom-up" research methodology.

         ----------------------------------------------------------------------

                    WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

         When Banc One High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader market factors.

         ----------------------------------------------------------------------

         For each issuer, Banc One High Yield Partners performs an in-depth analysis of the issuer including, business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund's investments which are considered to be the most risky, and having regular discussions with senior management of issuers of the Fund's investments.

         - The Fund invests at least 80% of its total assets in debt securities, loan participations, convertible securities and preferred stock which are rated below investment grade or unrated. The Fund may invest up to 100% of the Fund's total assets in such securities.

         - Up to 20% of the Fund's total assets may be invested in other securities, including investment grade debt securities.

         - As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

         - The Fund's average weighted maturity will ordinarily range between five and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

INVESTMENT RISKS. The risks associated with investing in the Bond Funds are described below and in Fund Summaries: Investments, Risk, & Performance at the front of this prospectus.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

DERIVATIVES. The Funds may invest in securities that may be considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

         ----------------------------------------------------------------------

                             WHAT IS A DERIVATIVE?

         Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

         ----------------------------------------------------------------------

LOWER RATED SECURITIES: The Intermediate Bond Fund, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Income Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

HIGH YIELD/ JUNK BONDS: The High Yield Bond Fund and, to a lesser extent, the Income Bond Fund invest in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

         - GREATER RISK OF LOSS. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer fails to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of their investments. The Funds may also incur additional expenses in seeking recovery from the issuer.

         - SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The income and market value of the Funds' securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds' investments and the Funds' net asset value may be volatile.

         - VALUATION DIFFICULTIES. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds' investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds' investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

         - LIQUIDITY. There may be no established secondary or public market for the Funds' investments. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

         - HIGH YIELD BOND MARKET. Unlike investment grade securities (including securities which were investment grade when issued but have fallen below investment grade), the track record for bond default rates on new issues of non-investment grade bonds is relatively short. It may be that future default rates on new issues of non-investment grade securities will be more widespread and higher than in the past, especially if economic conditions deteriorate.

         - CREDIT QUALITY. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisor's or the Sub-Advisor's independent and ongoing review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information). Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds' investment objectives will be more dependent on Banc One Investment Advisor's or the Sub-Advisor's credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.

SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FOREIGN SECURITIES: Investments in foreign securities involve risks different from investments in U.S. securities. Because of these risk factors, the share price of Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment. On January 1, 1999, the European Economic and Monetary Union introduced the "euro." The euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations will be denominated in Euros. In addition, outstanding shares have been redenominated in euros. All government bonds issued by participating nations will be in euros, and outstanding government bonds have been redenominated in euros. The introduction of the euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the euro could adversely affect the value of the securities held by the Funds.

For more information about risks associated with the types of investments that the Bond Funds purchase, please read Fund Summaries: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.

INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

         1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of registered investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

         2. Concentrate their investment in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

         3.       Make loans, except that a Fund may:

                  (i) purchase or hold debt instruments in accordance with its investment objective and policies;

         (ii)     enter into repurchase agreements; and
         (iii)    engage in securities lending.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY. Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund) will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond
Fund) must determine that they are of comparable quality to rated securities.

RATINGS OF THE FUNDS' SECURITIES

DEBT SECURITIES

- The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

- The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Short-Term Bond Fund and the Bond Fund may invest in debt securities rated in any of the four investment grade rating categories.

- The Income Bond Fund and the High Yield Bond Fund may purchase securities in ANY rating category. Please read Fund Summaries:
         Investments, Risk, & Performance and "High Yield/Junk Bonds" for more information about the Income Bond Fund and the High Yield Bond Fund.

PREFERRED STOCK

- The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

- The Income Bond Fund and the High Yield Bond Fund may invest in preferred stock in any rating category.

MUNICIPAL SECURITIES

- The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, Intermediate Bond Fund, and the Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

- The Ultra Short-Term Bond Fund, the Intermediate Bond Fund and the Bond Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes, and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest rating category.

- The Income Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in ANY category.

COMMERCIAL PAPER

- The Intermediate Bond Fund, the Short-Term Bond Fund, the Bond Fund and the Ultra Short-Term Bond Fund may invest in commercial paper rated in the highest or second highest rating category.

- The High Yield Bond Fund and the Income Bond Fund may invest in commercial paper in any rating category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS To respond to unusual market conditions, the Funds may invest all or most of their assets in cash and CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives.

         ----------------------------------------------------------------------

                             WHAT IS A CASH EQUIVALENT?

         Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.

         ----------------------------------------------------------------------

PORTFOLIO TURNOVER.

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1999 is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-        The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays:
         New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.

One Group Fund Direct IRA and 403(b). One Group offers retirement plans. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

-        Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

         - A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.       Decide how much you want to invest.

         - The minimum initial investment for all Funds except the Treasury & Agency Fund is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for the Treasury & Agency Fund is $50,000 per Fund. The minimum initial investment for an IRA and 403(b) is $250.

         - Subsequent investments for all Funds except the Treasury & Agency Fund must be at least $25 per Fund. Subsequent investments for the Treasury & Agency Funds must be at least $1000.

         - You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled WHAT KIND OF SHARES CAN I BUY? provides information that can help you choose the appropriate share class.

         -        The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire) payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

         Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

         If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual and endorsed to One Group Mutual Funds are considered third party checks.

         All checks must be payable to one of the following:

         -        One Group Mutual Funds;

         -        State Street Bank and Trust Company; or

         -        the specific Fund in which you are investing.

         Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

     - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

     - Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:

                State Street Bank and Trust Company
                Attn: Custody & Shareholder Services
                ABA 011 000 028
                DDA 99034167
                FBO One Group Fund (ex: One Group Intermediate Bond Fund--A) Your Account Number (ex: 123456789)
                Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

     - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

     - You may revoke your right to make purchases over the telephone by sending a letter to:

                    State Street Bank and Trust Company
                    c/o One Group
                    P.O. Box 8528
                    Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes, except for the Treasury & Agency Fund. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund, but minimum automatic additions are only $25 per Fund. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

     - Select the "Systematic Investment Plan" option on the Account Application Form.

     - Provide the necessary information about the bank account from which your investments will be made.

     - Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

     - One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

     - You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

            State Street Bank and Trust Company
            c/o One Group
            P.O. Box 8528
            Boston, MA 02266-8528

CONVERSION FEATURE

     -    Your Class B shares automatically convert to Class A shares.

     - Class B shares of the Intermediate Bond fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund automatically convert after eight years. Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund automatically convert after six years.

     - Conversion periods are measured from the end of the month in which Class B shares were purchased.

     - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

     - You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

     - Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

     - If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together for purposes of calculating the six and eight year time period.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group Mutual Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the charges for each class of shares and the percentage your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS A SHARES

If you buy Class A shares of THE SHORT-TERM BOND FUND, THE ULTRA SHORT-TERM BOND FUND and THE TREASURY & AGENCY FUND, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                        SALES CHARGE                 SALES CHARGE                     COMMISSION
                                        AS A % OF THE                   AS A %                          AS A %
AMOUNT OF PURCHASES                    OFFERING PRICE             OF YOUR INVESTMENT               OF OFFERING PRICE
-------------------                    --------------             ------------------               -----------------
Less than $100,000                           3.00%                         3.09%                         2.07%
$100,000-$249,999                            2.50%                         2.56%                         2.18%
$250,000-$499,999                            2.00%                         2.04%                         1.64%
$500,000-$999,999                            1.50%                         1.52%                         1.20%
$1,000,000*                                  0.00%                         0.00%                         0.00%

*If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

If you buy Class A shares of THE INTERMEDIATE BOND FUND, THE INCOME BOND FUND, THE GOVERNMENT BOND FUND, THE HIGH YIELD BOND FUND and THE BOND FUND, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                        SALES CHARGE                  COMMISSION
                                        AS A % OF THE                   AS A %                          AS A %
AMOUNT OF PURCHASES                    OFFERING PRICE             OF YOUR INVESTMENT               OF OFFERING PRICE
-------------------                    --------------             ------------------               -----------------
Less than 100,000                            4.50%                         4.71%                         4.05%
$100,000-$249,999                            3.50%                         3.63%                         3.05%
$250,000-$499,999                            2.50%                         2.56%                         2.05%
$500,000-$999,999                            2.00%                         2.04%                         1.60%
$1,000,000*                                  0.00%                         0.00%                         0.00%


* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem Class B shares of THE INTERMEDIATE BOND FUND, THE INCOME BOND FUND, THE GOVERNMENT BOND FUND, THE HIGH YIELD BOND FUND or THE BOND FUND before the sixth anniversary of purchase, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                              0-1                                                           5.00%
                              1-2                                                           4.00%
                              2-3                                                           3.00%
                              3-4                                                           3.00%
                              4-5                                                           2.00%
                              5-6                                                           1.00%
                          more than 6                                                        None

Or if you redeem Class B shares of THE ULTRA SHORT-TERM BOND FUND, THE SHORT-TERM BOND FUND or THE TREASURY & AGENCY FUND prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                              0-1                                                           3.00%
                              1-2                                                           3.00%
                              2-3                                                           2.00%
                              3-4                                                           1.00%
                          more than 4                                                        None

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares of THE INTERMEDIATE BOND FUND, THE INCOME BOND FUND, THE GOVERNMENT BOND FUND, THE HIGH YIELD BOND FUND or THE BOND FUND. Shareholder Servicing Agents who sell Class B shares of THE ULTRA SHORT-TERM BOND FUND, THE SHORT-TERM BOND FUND, and THE TREASURY & AGENCY FUND receive a commission of 2.75% from The One Group Services Company.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                              0-1                                                           1.00%
                       After first year                                                      none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

     - The Fund assumes that all purchases made in a given month were made on the first day of the month.

     - The CDSC is based on the current market value or the original cost of the shares, whichever is less.

     - No CDSC is imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

     - To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

     - If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12B-1 FEES. 12b-1 fees are paid by One Group Mutual Funds to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-    The 12b-1 fees vary by share class as follows:

     1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

     2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90% for the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund and to .75% for the Short-Term Bond Fund, the Ultra Short-Term Bond Fund, and the Treasury & Agency Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

     3.   There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

     - The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .90% of the average daily net assets of the Class B shares and .90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund, and .75% of the average daily net assets of the Class B shares and .75% of the average daily net assets of the Class C shares of the Short-Term Bond Fund, the Ultra Short-term Bond Fund, and the Treasury & Agency Fund.

     - The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     -    One Group.

     -    Bank One Corporation and its subsidiaries and affiliates.

     -    The One Group Services Company and its subsidiaries and affiliates.

     - State Street Bank and Trust Company and its subsidiaries and affiliates.

     - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

     - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

     - Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

     - Accounts which participate in select affinity programs with Bank One Corporation and its subsidiaries and affiliates.

     - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.   Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. If you withdraw no more than 10% of the value of your account in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

         - Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

         - Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

         - Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

         - State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

         - You have provided One Group with all of the information necessary to process the exchange.

         - You have received a current prospectus of the Fund or Funds in which you wish to invest.

         - You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

         - You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

         -        You will pay a sales charge if you bought Class A shares of a
                  Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

         - If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

         - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

         - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

         -        You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

         - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

         - Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

         - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

         - Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

         - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

                   One Group
                   c/o State Street Bank and Trust Company
                   P.O. Box 8528
                   Boston, MA 02266-8528

         - All requests for redemptions from IRA accounts must be in writing.

         - You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

         - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

                  1. the redemption is for $50,000 worth of shares or less;

                  2. the redemption is payable to the shareholder of record;

                  3. the redemption check is mailed to the shareholder at the record address; or

                  4.       the redemption is payable by wire or bank transfer
                           (ACH) to a pre-existing bank account.

         - On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

                  1.       a designated commercial bank; or

                  2.       your Shareholder Servicing Agent.

         - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

         - Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

         - If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

         - If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

         - Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

         - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

         - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

         - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

         -        REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY
                  TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

         - Select the "Systematic Withdrawal Plan" option on the Account Application Form.

         - Specify the amount you wish to receive and the frequency of the payments.

         -        You may designate a person other than yourself as the payee.

         -        There is no charge for this service.

         -        If you select this option, please keep in mind that:

                  1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

                  2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date you begin participating in the Plan. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% annually. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

                  3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

                  4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

         - Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

         - If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

         - Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

         -        One Group may suspend your ability to redeem when:

                  1. Trading on the New York Stock Exchange ("NYSE") is restricted.

                  2. The NYSE is closed (other than weekend and holiday closings).

                  3.       The SEC has permitted a suspension.

         4. An emergency exists.

         The Statement of Additional Information offers more details about this process.

         - You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. To maintain a relatively even rate of distributions from the Treasury & Agency Fund, the monthly distributions for that Fund may be fixed from time to time at rates consistent with Banc One Investment Advisors' long-term earnings expectations.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call The One Group Services Company at 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF ZERO-COUPON SECURITIES

Some of the Funds may acquire certain securities issued with original issue discount (including zero-coupon securities). Current Federal tax requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out in income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors or the Sub-Advisor will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111 or visit www.onegroup.com.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

THE SUB-ADVISOR

Banc One High Yield Partners, LLC (8044 Montgomery Road, Suite 382, Cincinnati, Ohio 45236), is the sub-advisor to the High Yield Bond Fund. Banc One High Yield Partners was formed in June, 1998 to provide investment advisory services related to high yield, high risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 1999, Banc One High Yield Partners had approximately $150 million in assets under management.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

                                                    ANNUAL RATE AS PERCENTAGE
FUND                                               OF AVERAGE DAILY NET ASSETS
----                                               ---------------------------
One Group Ultra Short-Term Bond Fund                          .23%
One Group Short-Term Bond Fund                                .32%
One Group Intermediate Bond Fund*                             .38%
One Group Bond Fund*                                          .40%
One Group Income Bond Fund*                                   .39%
One Group Government Bond Fund                                .45%
One Group Treasury & Agency Fund                              .20%

* In March 1999, the Pegasus Funds and One Group Mutual Funds merged. The investment advisory fee includes fees paid to First Chicago NBD Investment Management Company, an affiliate of Banc One Investment Advisors, as advisor to the Pegasus Funds.

The High Yield Bond Fund began operations on November 13, 1998 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, of .75% of the average daily net assets of the High Yield Bond Fund.

THE FUND MANAGERS

The Funds are managed by teams of Fund managers, research analysts, and fixed income traders. The team works together to establish general duration and sector strategies for the Funds. Each team member makes recommendations about securities in the Funds. The research analysts and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.

Banc One High Yield Partners serves as sub-advisor to the High Yield Bond Fund. Anthony L. Longi, Jr., an officer of Banc One High Yield Partners, is the manager of the Fund. As an officer of Pacholder Associates, Inc., Mr. . Longi has served as portfolio manager of the Pacholder Fund, Inc. since 1994 and as a high yield research analyst with Pacholder Associates, Inc. since 1987.

BANC ONE HIGH YIELD PARTNERS--PRIOR PERFORMANCE OF PACHOLDER ASSOCIATES, INC.

Banc One High Yield Partners, the Sub-Advisor of the High Yield Bond Fund, was formed as a limited liability company under an agreement between Banc One Investment Advisors and Pacholder Associates, Inc. Under the Agreement, Pacholder is responsible for providing portfolio management services on behalf of Banc One High Yield Partners for the High Yield Bond Fund. Pacholder is also responsible for advising the Pacholder Fund, Inc., a closed-end fund through a limited liability company known as Pacholder & Company, LLC.1

The following table shows historical performance of the Pacholder Fund, a fund with substantially similar investment objectives, policies, strategies and risks to the High Yield Bond Fund as measured against a specified market index. THIS INFORMATION IS PROVIDED TO SHOW THE PAST PERFORMANCE OF PACHOLDER IN MANAGING A SUBSTANTIALLY SIMILAR FUND. THIS INFORMATION DOES NOT REPRESENT THE PERFORMANCE OF THE HIGH YIELD BOND FUND. YOU SHOULD NOT CONSIDER THIS PERFORMANCE DATA AS AN INDICATION OF FUTURE PERFORMANCE OF THE HIGH YIELD BOND FUND OR THE PACHOLDER FUND. THE FOURTH COLUMN SHOWS THE PERFORMANCE OF THE HIGH YIELD BOND FUND FOR PERIOD FROM NOVEMBER 13, 1998 THROUGH JUNE 30, 1999.

With the exception of 1995 and 1998, the expense ratio of the Pacholder Fund has been higher than the projected expense ratio of High Yield Bond Fund. The expense ratio has an impact on the total return that shareholders in the fund would realize. Unlike the High Yield Bond Fund, the Pacholder Fund pays a performance based investment advisory fee. With the exception of investment advisory fees paid in 1991, 1995, and 1998, the Pacholder Fund's investment advisory fees have been higher than the contractual advisory fees of the High Yield Bond Fund.

Unlike the High Yield Bond Fund, the Pacholder Fund is a closed-end fund that has issued both common and preferred stock. Holders of preferred stock in the Pacholder Fund are entitled to fixed rate distributions. The first column shows the NAV return realized by holders of common shares in the Pacholder Fund after distributions were made to preferred shareholders. The second column shows the NAV return that would have been realized if preferred shares had not been issued. The third column compares the performance of the Pacholder Fund to a specified market index.

1. Prior to August 21, 1998, Pacholder was responsible for advising the Pacholder Fund through a partnership known as Pacholder & Company.

HISTORICAL PERFORMANCE(1)

                                                        PACHOLDER FUND
                                                     ---------------------
                                   PACHOLDER FUND    TOTAL RETURN ASSUMING
                                   --------------     COMMON STOCK IS NOT
                                       COMMON          LEVERAGED THROUGH  CS FIRST BOSTON
                                SHAREHOLDER'S RETURN      ISSUANCE OF       HIGH YIELD       HIGH YIELD
                                   BASED ON NAV(2)    PREFERRED STOCK(3)      INDEX          BONDFUND
                                -------------------- --------------------- ---------------   ----------
1989(4)                                  NA                   NA              NA
1990                                   -0.87%               -0.87%(2)(5)     -6.38%
1991                                   36.71%               36.71%(2)(5)     43.75%
1992                                   18.78%               19.38%           16.66%
1993                                   20.27%               18.40%           18.91%
1994                                    0.72%                2.21%           -0.97%
1995                                   10.68%               10.41%           17.38%
1996                                   20.40%               16.63%           12.42%
1997                                   15.44%               12.00%           12.63%
1998                                   -3.19%               -0.40%            0.58%
1998(6)
1999                                    4.25%                4.08%            2.82%              (7)
1 YR Average Annual Return             -3.72%               -0.81%            0.85%
3 YR Average Annual Return              9.48%                8.51%            8.06%
5 YR Average Annual Return              9.36%                8.60%            9.31%
Average Annual Return since
  1990(4)                              12.37%               11.97%           11.62%

(1) Performance information is provided net of Fund expenses. The net investment performance represents total return, assuming reinvestment of all dividends and proceeds from capital transactions.

(2) Return to holders of common shares of the Pacholder Fund after distribution of dividends to preferred shareholders. Performance was derived using the method for calculating the total return of a closed-end fund as required by SEC Form N-2. The returns through December 31, 1998 were audited by the Pacholder Fund's independent auditor in conjunction with the audit of the Pacholder Fund. As a closed-end fund, the Pacholder Fund is not required to redeem shares. As a result, it may be fully invested, hold more illiquid securities, and have a greater potential for gain or loss than the High Yield Bond Fund.

(3) Adjusts total return to show what shareholders would have received if the Pacholder Fund's common stock was not leveraged through the issuance of preferred stock. Assumes no distribution of dividends to preferred shareholders and that all shareholders in the Pacholder Fund hold common stock.

(4) The Pacholder Fund commenced operation on November 23, 1988. However, the Pacholder Fund was not managed with substantially similar investment objectives to the High Yield Bond Fund in 1988 and 1989. Beginning in the first quarter of 1990, the Pacholder Fund was managed with substantially similar investment objectives to the High Yield Bond Fund.

(5)      No preferred stock was issued prior to April 6, 1992.

(6) For the period from November 13, 1998 through December 31, 1998. Return has not been annualized

(7) For the period from January 1, 1999 through June 30, 1999. Returns have not been annualized.

YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign sub-custodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements are incorporated by reference in the Statement of Additional Information.

ONE GROUP ULTRA SHORT-TERM BOND FUND  Financial Highlights

                                                                                  YEAR ENDED JUNE 30,
                                                                                  --------------------
CLASS A                                                   1999     1998         1997      1996       1995
-------                                                   ----     ----         ----      ----       ----
NET ASSET VALUE, BEGINNING
  OF PERIOD                                                       $ 9.87     $   9.78    $ 9.83     $  9.84
Investment Activities:
  Net investment income                                             0.56         0.58      0.58        0.52
  Net realized and unrealized
    gains (losses) from
    investments and futures                                        (0.01)        0.09     (0.06)      (0.06)
Total from Investment Activities                                    0.55         0.67      0.52        0.46
Distributions:
  Net investment income                                            (0.55)       (0.58)    (0.57)      (0.46)
  In excess of net investment
    income                                                            --           --     (0.01)      (0.04)
Total Distributions                                                (0.55)       (0.58)    (0.57)      (0.47)
NET ASSET VALUE, END OF PERIOD                                    $ 9.87     $   9.87    $ 9.78     $  9.83
Total Return (Excludes Sales
  Charge)  5.75%                                                    7.00%        5.42%     4.84%       1.95%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000) $24,747                                                $29,643     $  3,969    $4,631     $19,053
  Ratio of expenses to
    average net assets                                              0.54%        0.61%     0.70%       0.86%
  Ratio of net investment
    income to average net assets                                    5.66%        5.78%     5.95%       4.88%
  Ratio of expenses to average
    net asset*                                                      1.15%        1.17%     1.41%       1.36%
  Ratio of net investment
    income to average net asset*                                    5.05%        5.22%     5.24%       4.38%
  Portfolio Turnover(a)                                            41.15%       70.36%    67.65%       2.91%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP ULTRA SHORT-TERM BOND FUND  Financial Highlights

                                                                        YEAR ENDED JUNE 30,
                                                                        ------------------
CLASS B                                                1999         1998           1997         1996           1995
---------                                              ----         ----           ----         ----           ----
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 9.81         $ 9.76       $ 9.84         $ 9.86
Investment Activities:
  Net investment income                                              0.52           0.54         0.52           0.47
  Net realized and unrealized gains
    (losses) from investments and futures                           (0.01)          0.05        (0.07)         (0.04)
Total from Investment Activities                                     0.51           0.59         0.45           0.43
Distributions:
  Net investment income                                             (0.51)         (0.54)       (0.53)         (0.45)
  In excess of net investment income                                   --             --           --             --
Total Distributions                                                 (0.51)         (0.54)       (0.53)         (0.45)
Net Asset Value, End of Period                                     $ 9.81         $ 9.81       $ 9.76         $ 9.84
Total Return (Excludes Sales Charge)                                 5.32%          6.22%        4.63%          4.77%
Ratios/Supplementary Data:
  Net Assets at end of period (000)                                $4,531         $2,818       $1,144         $  160
  Ratio of expenses to average net assets                            0.99%          1.07%        1.20%          1.31%
  Ratio of net investment income to
    average net assets                                               5.23%          5.18%        5.45%          4.91%
  Ratio of expenses to average net assets*                           1.75%          1.81%        2.06%          1.96%
  Ratio of net investment income to
    average net assets*                                              4.47%          4.44%        4.59%          4.26%
  Portfolio Turnover(a)                                             41.15%         70.36%       67.65%          2.91%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP ULTRA SHORT-TERM BOND FUND  Financial Highlights

                                                                  YEAR ENDED JUNE 30,
                                                                  --------------------
CLASS I                                      1999          1998           1997            1996         1995
-------                                      ----          ----           ----            ----         ----
NET ASSET VALUE, BEGINNING
  OF PERIOD                                            $   9.87        $  9.79         $  9.84     $   9.85
Investment Activities:
  Net investment income                                    0.59           0.62            0.62         0.55
  Net realized and unrealized
    gains (losses) from
    investments and futures                               (0.01)          0.05           (0.07)       (0.05)
Total from Investment Activities                           0.58           0.67            0.55         0.50
Distributions:
  Net investment income                                   (0.58)         (0.59)          (0.60)       (0.48)
  In excess of net investment
    income                                                   --             --              --        (0.03)
Total Distributions                                       (0.58)         (0.59)          (0.60)       (0.51)
Net Asset Value, End of Period                            $9.87          $9.87           $9.79        $9.84
Total Return                                               6.00%          7.14%           5.71%        5.14%
Ratios/Supplementary Data:
  Net Assets at end of period
    (000) $188,133                                     $114,413        $57,276         $51,050     $139,593
  Ratio of expenses to average
    net assets                                             0.30%          0.35%           0.45%        0.61%
  Ratio of net investment income
    to average net assets                                  5.92%          6.02%           6.20%        5.18%
  Ratio of expenses to
    average net assets*                                    0.81%          0.81%           1.06%        1.01%
  Ratio of net investment
   income to average net assets*                           5.41%          5.56%           5.59%        4.78%
  Portfolio Turnover(a)                                   41.15%         70.36%          67.65%        2.91%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SHORT-TERM BOND FUND  Financial Highlights


                                                                       YEAR ENDED JUNE 30,
                                                                       -------------------
CLASS A                                              1999        1998           1997       1996          1995
-------                                              ----        ----           ----       ----          ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                         $ 10.46       $ 10.41     $ 10.52      $  10.32
Investment Activities:
   Net investment income                                          0.61          0.61        0.63          0.56
   Net realized and unrealized
     gains (losses) from
     investments and futures                                      0.04          0.05       (0.13)         0.21
Total from Investment
   Activities                                                     0.65          0.66        0.50          0.77
Distributions:
   Net investment income                                         (0.61)        (0.61)      (0.61)        (0.56)
   In excess of net
     investment income                                              --            --          --         (0.01)
   Net realized gains                                               --            --          --            --
Total Distributions                                              (0.61)        (0.61)      (0.61)        (0.57)
Net Asset Value, End of Period                                 $ 10.50       $ 10.46     $ 10.41      $  10.52
Total Return (Excludes
   Sales Charge)                                                  6.32%         6.47%       4.86%         7.67%
Ratios/Supplementary Data:
   Net Assets at end of
     period (000)                                              $15,582       $20,055     $21,343      $ 12,516
   Ratio of expenses to
     average net assets                                           0.78%         0.76%       0.76%         0.77%
   Ratio of net investment
     income to average
     net assets                                                   5.77%         5.81%       5.81%         5.57%
   Ratio of expenses to
     average net assets*                                          1.17%         1.16%       1.17%         1.20%
   Ratio of net investment
     income to average
     net assets*                                                  5.38%         5.41%       5.40%         5.14%
   Portfolio Turnover(a)                                         56.99%        66.61%      75.20%        76.43%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SHORT-TERM BOND FUND --Financial Highlights

                                                                               YEAR ENDED JUNE 30,
                                                                               -------------------
CLASS B                                         1999             1998           1997           1996          1995
-------                                         ----             ----           ----           ----          ----
NET ASSET VALUE, BEGINNING
   OF PERIOD                                                    $10.53         $10.49         $10.60        $10.40
Investment Activities:
   Net investment income                                          0.58           0.55           0.55          0.53
   Net realized and unrealized gains
     (losses) from investments
     and futures                                                  0.04           0.04          (0.10)         0.19
Total from Investment Activities                                  0.62           0.59           0.45          0.72
Distributions:
   Net investment income                                         (0.58)         (0.55)         (0.56)        (0.52)
   In excess of net realized gains                                  --             --             --            --
Total Distributions                                              (0.58)         (0.55)         (0.56)        (0.52)
NET ASSET VALUE, END OF PERIOD                                  $10.57         $10.53         $10.49        $10.60
Total Return (Excludes Sales Charge)                              5.98%          5.74%          4.28%         7.18%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                            $4,851         $4,920         $4,923        $2,906
   Ratio of expenses to average
     net assets                                                   1.11%          1.20%          1.26%         1.28%
   Ratio of net investment
     income to average net assets                                 5.44%          5.21%          5.31%         5.10%
   Ratio of expenses to average
     net assets*                                                  1.64%          1.81%          1.82%         1.86%
   Ratio of net investment income
     to average net assets*                                       4.91%          4.60%          4.75%         4.52%
   Portfolio Turnover(a)                                         56.99%         66.61%         75.20%        76.43%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SHORT-TERM BOND FUND  Financial Highlights

                                                          YEAR ENDED JUNE 30,
                                                         -------------------
CLASS I                                 1999             1998               1997               1996               1995
-------                                 ----             ----               ----               ----               ----
NET ASSET VALUE, BEGINNING
  OF PERIOD                                           $     10.47       $     10.42       $     10.53       $     10.33
Investment Activities:
   Net investment income                                     0.63              0.63              0.64              0.60
   Net realized and unrealized
     gains (losses) from
     investments and futures                                 0.04              0.05             (0.11)             0.19
Total from Investment Activities                             0.67              0.68              0.53              0.79
Distributions:
   Net investment income                                    (0.63)            (0.63)            (0.64)            (0.59)
   In excess of net investment
     income                                                    --                --                --                --
Net realized gains                                             --                --                --                --
Total Distributions                                         (0.63)            (0.63)            (0.64)            (0.59)
   Net Asset Value, End
     of Period                                        $     10.51       $     10.47       $     10.42       $     10.53
Total Return                                                 6.59%             6.75%             5.13%             7.96%
Ratios/Supplementary Data:
   Net Assets at end of
     period (000)                                     $   592,669       $   563,979       $   604,916       $   410,746
   Ratio of expenses to
     average net assets                                      0.53%             0.51%             0.51%             0.52%
   Ratio of net investment
     income to average
     net assets                                              6.01%             6.06%             6.06%             5.82%
   Ratio of expenses to
     average net assets*                                     0.82%             0.81%             0.82%             0.85%
   Ratio of net investment
     income to average
     net assets*                                             5.72%             5.76%             5.75%             5.49%
   Portfolio Turnover(a)                                    56.99%            66.61%            75.20%            76.43%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP INTERMEDIATE BOND FUND Financial Highlights

                                                                                 YEAR ENDED DECEMBER 31,
                                             PERIOD ENDED                        -----------------------
CLASS A                                      JUNE, 30, 1999      1998             1997              1996             1995
-------                                      --------------      ----             ----              ----             ----
NET ASSET VALUE, BEGINNING OF PERIOD                          $    10.47       $    10.29       $    10.37       $     9.21
Investment Activities:
   Net investment income                                            0.61             0.62             0.64             0.59
   Net realized and unrealized
     gains (losses) from
     investments and futures                                        0.14             0.18            (0.07)            1.16
Total Income from Investment
   Activities                                                       0.75             0.80             0.57             1.75
Less Distributions:
   Net investment income                                           (0.61)           (0.62)           (0.65)           (0.59)
   In excess of net investment income                                 --               --               --               --
   From net realized gain                                             --               --               --               --
Total Distributions                                                (0.61)           (0.62)           (0.65)           (0.59)
Net Asset Value, End of Period                                $    10.61       $    10.47       $    10.29       $    10.37
Total Return (Excludes Sales Charge)                                7.37%            8.04%            5.65%           19.48
Ratios/Supplementary Data:
   Net Assets at end of
     period (000)                                             $   88,072       $   42,343       $   18,324       $   11,654
   Ratio of expenses to average
     net assets                                                     0.91%            0.86%            0.79%            0.73%
   Ratio of net investment income
     to average net assets                                          5.77%            6.01%            6.17%            5.98%
   Ratio of expenses to average
     net assets*                                                      --               --               --               --
   Portfolio Turnover                                              50.32%           31.66%           31.62%           36.47%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

ONE GROUP INTERMEDIATE BOND FUND Financial Highlights

                                                                                      YEAR ENDED DECEMBER 31,
                                                            PERIOD ENDED        ---------------------------------
CLASS B                                                     JUNE 30, 1999       1998         1997         1996(A)
-------                                                     -------------       ----         ----         -------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 10.38       $ 10.20       $ 10.00
Investment Activities:
   Net investment income                                                         0.47          0.55          0.15
   Net realized and unrealized gains
      (losses) from investments and futures                                      0.18          0.17          0.20
Total from Investment Activities                                                 0.65          0.72          0.35
Distributions:
   Net investment income                                                        (0.53)        (0.54)        (0.15)
   In excess of net investment income                                              --            --            --
   From net realized gains                                                         --            --            --
Total Distributions                                                             (0.53)        (0.54)        (0.15)
Net Asset Value, End of Period                                                $ 10.50       $ 10.38       $ 10.20
Total Return (Excludes Sales Charge)                                             6.44%         7.32%         3.50%(b)
Ratios/Supplementary Data:
   Net Assets at end of period (000)                                          $   857       $   385       $   122
   Ratio of expenses to average
      net assets                                                                 1.66%         1.61%         1.60%(c)
   Ratio of investment income to
      average net assets                                                         5.02%         5.26%         1.52%(c)
   Ratio of expenses to average
      net assets*                                                                  --            --            --
   Portfolio Turnover                                                           50.32%        31.66%        31.62%(c)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period September 23, 1996 (initial offering date of Class B shares) through December 31, 1996. (b) Not Annualized.
         (c) Annualized.

ONE GROUP INTERMEDIATE BOND FUND Financial Highlights

                                                                       YEAR ENDED DECEMBER 31,
                                               PERIOD ENDED            ----------------------------
CLASS I                                       JUNE, 30, 1999        1998         1997        1996       1995
-------                                       --------------        ----         ----        ----       ----
NET ASSET VALUE, BEGINNING
  OF PERIOD                                                       $  10.48     $  10.29    $  10.37   $   9.21
Investment Activities:
   Net investment income                                              0.63         0.65        0.64       0.59
   Net realized and unrealized
     gains (losses) from
     investments and futures                                          0.14         0.18       (0.07)      1.16
Total from Investment Activities                                      0.77         0.83        0.57       1.75
Distributions:
   Net investment income                                             (0.64)       (0.64)      (0.65)     (0.59)
   In excess of net
     investment income                                                  --           --          --         --
   From net realized gain                                               --           --          --         --
Total Distributions                                                  (0.64)       (0.64)      (0.65)     (0.59)
NET ASSET VALUE, END OF PERIOD                                    $  10.61     $  10.48    $  10.29   $  10.37
Total Return                                                          7.62%        8.37%       5.78%     19.48%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                                                 $567,609     $482,679    $395,105   $393,656
   Ratio of expenses to
     average net assets                                               0.66%        0.61%       0.67%      0.73%
   Ratio of net investment
     income to average
     net assets                                                       6.02%        6.26%       6.29%      5.98%
   Ratio of expenses to
     average net assets*                                                --           --          --         --
   Portfolio Turnover                                                50.32%       31.66%      31.62%     36.47%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

ONE GROUP BOND FUND Financial Highlights

                                                                    YEAR ENDED DECEMBER 31,
                                              PERIOD ENDED          ------------------------
CLASS A                                      JUNE 30, 1999      1998         1997          1996         1995
-------                                      -------------      ----         ----          ----         ----

NET ASSET VALUE,
   BEGINNING OF PERIOD                                        $ 10.59      $ 10.27       $ 10.45       $ 9.01
Investment Activities:
   Net investment income                                         0.61         0.63          0.67         0.63
   Net realized and unrealized
     gains (losses) from
     investments and futures                                     0.21         0.32         (0.18)        1.45
Total from Investment
   Activities                                                    0.82         0.95          0.49         2.08
Distributions:
   Net investment income                                        (0.63)       (0.63)        (0.67)       (0.64)
   From net realized gain                                          --           --            --           --
Total Distributions                                             (0.63)       (0.63)        (0.67)       (0.64)
Net Asset Value, End of Period                               $  10.78     $  10.59       $ 10.27      $ 10.45
Total Return                                                     7.92%        9.65%         4.98%       23.75%
Ratios/Supplementary Data:
   Net Assets at end
     of period (000)                                         $226,261     $125,515       $46,977      $31,714
   Ratio of expenses to
     average net assets                                         0.89%         0.86%         0.78%        0.74%
   Ratio of net investment
     income to average net assets                               5.85%         6.16%         6.59%        6.39%
   Ratio of expenses to
     average net assets*                                           --           --            --           --
   Portfolio Turnover                                          34.69%        17.60%        24.92%       41.91%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

ONE GROUP BOND FUND --Financial Highlights

                                                                                      YEAR ENDED DECEMBER 31,
                                                     PERIOD ENDED       ------------------------------------------
CLASS B                                             JUNE 30, 1999       1998             1997              1996(a)
-------                                             -------------       ----             ----              -------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                                         $  10.59         $  10.27           $ 10.00
Investment Activities:
   Net investment income                                                 0.47             0.56              0.21
   Net realized and unrealized
      gains (losses) from
      investments and futures                                            0.27             0.32              0.27
Total from Investment Activities                                         0.74             0.88              0.48
Distributions:
   Net investment income                                                (0.55)           (0.56)            (0.21)
   From net realized gain                                                  --               --                --
Total Distributions                                                     (0.55)           (0.56)            (0.21)
Net Asset Value, End of Period                                       $  10.78         $  10.59           $ 10.27
Total Return (Excludes Sales Charge)                                     7.16%            8.91%             4.81%(b)
Ratios/Supplementary Data:
   Net Assets at end of period (000)                                 $  9,074         $  3,394           $   280
   Ratio of expenses to average
      net assets                                                         1.64%            1.61%             1.59%(c)
   Ratio of net investment income
      to average net assets                                              5.10%            5.41%             3.01%(c)
   Ratio of expenses to average
      net assets*                                                          --               --                --
   Portfolio Turnover                                                   34.69%           17.60%            24.92%(c)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.(a)For the period August 24, 1996 (initial offering date for Class B Shares) through December 31, 1996. (b) Not Annualized. (c) Annualized.

ONE GROUP BOND FUND - Financial Highlights

                                                                                       YEAR ENDED DECEMBER 31,
                                                   YEAR ENDED                      --------------------------
CLASS I                                          JUNE 30, 1999     1998           1997            1996            1995
-------                                          -------------     ----           ----            ----            ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                          $   10.59     $    10.27        $  10.45         $  9.01
Investment Activities:
   Net investment income                                             0.65           0.66            0.68            0.63
   Net realized and
     unrealized gains (losses) from
     investments and futures                                         0.19           0.32           (0.18)           1.45
Total from Investment
   Activities                                                        0.84           0.98            0.50            2.08
Distributions:
   Net investment income                                            (0.65)         (0.66)          (0.68)          (0.64)
   From net realized gain                                              --             --              --              --
Total Distributions                                                 (0.65)         (0.66)          (0.68)          (0.64)
Net Asset Value, End of Period                                 $    10.78     $    10.59        $  10.27        $  10.45
Total Return (Excludes
   sales charge)                                                     8.17%          9.97%           5.08%          23.75%
Ratios/Supplementary Data:
   Net Assets at end
   of period (000)                                             $1,277,246     $1,101,894        $757,627        $485,851
   Ratio of expenses
     to average net assets                                           0.64%          0.61%           0.66%           0.74%
   Ratio of net investment
     income to average net
     assets                                                          6.10%          6.41%           6.71%           6.39%
   Ratio of expenses to average
     net assets*                                                       --             --              --              --
   Portfolio Turnover                                               34.69%         17.60%          24.92%          41.91%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

ONE GROUP INCOME BOND FUND Financial Highlights

                                                             YEAR ENDED DECEMBER 31,               YEAR ENDED JANUARY 31,
                                     PERIOD ENDED           -------------------------               --------------------
CLASS A                             JUNE 30, 1999       1998              1997       1996           1995(a)         1995
-------                             -------------       ----              ----       ----           -------         ----
Net Asset Value,
  Beginning of Period                                $     8.00       $     7.84  $     8.18      $     7.68     $     8.25
Investment Activities:
   Net investment income                                   0.44             0.48        0.41            0.44           0.52
   Net realized and
     unrealized gain (loss)
     from investments and
     futures                                               0.14             0.17       (0.25)           0.72          (0.57)
Total income from
   investment activities                                   0.58             0.65        0.16            1.16          (0.05)
Less Distributions:
   Net investment income                                  (0.44)           (0.47)      (0.40)          (0.44)         (0.52)
   From net realized gain                                 (0.05)           (0.02)      (0.10)          (0.22)            --
Total Distributions                                       (0.49)           (0.49)      (0.50)          (0.66)         (0.52)
NET ASSET VALUE, END
  OF PERIOD                                          $     8.09       $     8.00  $     7.84      $     8.18     $     7.68
Total Return
  (excludes sales charge)                                  7.44%            8.58%       2.75%          15.55%(b)      (0.45)%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                 $   15,785       $    7,832  $    8,798      $    6,095     $       69
   Ratio of expenses
     to average net assets                                 0.90%            0.87%       0.84%           0.94%(c)       0.04%
   Ratio of net
     investment income
     to average net assets                                 5.57%            5.83%       5.75%           5.72%(c)       6.70%
   Ratio of expenses to
     average net assets*                                     --               --        0.90%           1.15%(c)       2.78%
   Ratio of net
     investment income
     to average net assets*                                  --               --          --              --             --
   Portfolio Turnover                                     41.69%           38.70%     103.93%         173.26%(b)      71.65%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.(a) For the period February 1, 1995 (commencement of operations) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31. (b) Not Annualized. (c) Annualized.

ONE GROUP INCOME BOND FUND --Financial Highlights

                                                    PERIOD ENDED                  YEAR ENDED DECEMBER 31,
CLASS B                                             JUNE 30, 1999     1998         1997         1996        1995(a)
-------                                             -------------     ----         ----         ----       -------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  8.00      $  7.85      $  8.18      $  8.13
Investment Activities:
   Net investment income                                               0.39         0.42         0.45         0.24
   Net realized and unrealized gain
     (loss) from investments and futures                               0.14         0.17        (0.23)        0.27
Total income from investment activities                                0.53         0.59         0.22         0.51
Less Distributions:
   Net investment income                                              (0.35)       (0.42)       (0.45)       (0.24)
   Net realized gain                                                  (0.05)       (0.02)       (0.10)       (0.22)
   In excess of net realized gain                                        --           --           --           --
Total Distributions                                                   (0.40)       (0.44)       (0.55)       (0.46)
Conversion to Class A Shares                                             --           --           --           --
NET ASSET VALUE, END OF PERIOD                                      $  8.13      $  8.00      $  7.85      $  8.18
Total Return (excludes sales charge)                                   6.74%        7.75%        2.09%        6.41%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                                $   638      $   533      $   502      $   259
   Ratio of expenses to average net assets                             1.65%        1.62%        1.58%        1.60%(d)
   Ratio of net investment income to
     average net assets                                                4.80%        5.08%        5.01%        5.00%(c)
   Ratio of expenses to average net assets*                              --           --         1.67%        1.78%(c)
Portfolio Turnover                                                    41.69%       38.70%      103.93%      173.26%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.(a) For the period May 31, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31. (c) Not Annualized. (d) Annualized.

ONE GROUP INCOME BOND FUND Financial Highlights

                                                      YEAR ENDED DECEMBER 31,                   YEAR ENDED JANUARY 31,
                         PERIOD ENDED JUNE 30,        --------------------          ------------------------------------------
CLASS I                         1999                  1998           1997           1996            1995(a)              1995
-------                         ----                  ----           ----           ----            -------              ----
NET ASSET VALUE,
  Beginning of Period                            $      8.01     $      7.85    $      8.18     $      7.68        $      8.25
Investment Activities:
   Net investment income                                0.47            0.50           0.46            0.47               0.52
   Net realized and unrealized
     gain (loss) from
     investments and futures                            0.14            0.17          (0.24)           0.72              (0.57)
Total income from Investment
   Activities                                           0.61            0.67           0.22            1.19              (0.05)
Distributions:
   Net investment income                               (0.47)          (0.49)         (0.45)          (0.47)             (0.52)
   From net realized gains                             (0.05)          (0.02)         (0.10)          (0.22)                --
Total Distributions                                    (0.52)          (0.51)         (0.55)          (0.69)             (0.52)
NET ASSET VALUE, END OF PERIOD                   $      8.10     $      8.01    $      7.85     $      8.18        $      7.68
Total Return                                            7.82%           8.86%          3.14%          15.90%(b)          (0.48)%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                                $   385,672     $    94,544    $   187,112     $   191,930        $     7,101
   Ratio of expenses to
     average net assets                                 0.65%           0.62%          0.57%           0.55%(c)           0.04%
   Ratio of net investment
     income to average
     net assets                                         5.79%           6.08%          6.02%           6.34%(c)           6.70%
   Ratio of expenses to
     average net assets*                                  --              --           0.66%           0.67%(c)           2.78%
   Portfolio Turnover                                  41.69%          38.70%        103.93%         173.26%(c)          71.65%

* During the period certain fees were voluntarily reduced. If such voluntary fee waiver had not occurred, the ratios would have been as indicated. (a) For the period February 1, 1995 (commencement of operations) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31. (b) Not Annualized. (c) Annualized.

ONE GROUP GOVERNMENT BOND FUND --Financial Highlights

                                                                    YEAR ENDED JUNE 30,
                                                                    --------------------
CLASS A                                    1999          1998          1997          1996           1995
-------                                    ----          ----          ----          ----           ----
NET ASSET VALUE, BEGINNING
   OF PERIOD                                        $   9.69      $   9.56      $   9.81     $    9.35
Investment Activities:
   Net investment income                                0.58          0.60          0.60          0.61
   Net realized and unrealized
     gains (losses) from
     investments and futures                            0.42          0.13         (0.25)         0.45
Total from Investment Activities                        1.00          0.73          0.35          1.06
Distributions:
   Net investment income                               (0.58)        (0.60)        (0.60)        (0.59)
   In excess of net
     investment income                                    --            --            --         (0.01)
   In excess of net realized
     gains                                                --            --            --            --
Total Distributions                                    (0.58)        (0.60)        (0.60)        (0.60)
NET ASSET VALUE, END OF PERIOD                     $   10.11     $    9.69     $    9.56     $    9.81
Total Return (Excludes
   Sales Charge)                                       10.54%         7.83%         3.58%        11.84%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                               $  31,548     $  34,727     $  38,800     $   8,130
   Ratio of expenses to
     average net assets                                 0.87%         0.87%         0.93%         0.97%
   Ratio of net investment
     income to average
     net assets                                         5.80%         6.20%         6.09%         6.46%
   Ratio of expenses to
     average net assets*                                1.02%         1.03%         1.04%         1.09%
   Ratio of net investment
     income to average
     net assets*                                        5.65%         6.04%         5.98%         6.34%
   Portfolio Turnover(a)                               91.49%        60.53%        62.70%       106.14%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP GOVERNMENT BOND FUND Financial Highlights

                                                                              YEAR ENDED JUNE 30,
                                                                              -------------------
CLASS B                                                1999        1998          1997          1996           1995
-------                                                ----        ----          ----          ----           ----
NET ASSET VALUE, BEGINNING OF PERIOD                            $   9.69     $    9.56     $    9.81       $   9.35
Investment Activities:
   Net investment income                                            0.52          0.54          0.54           0.55
   Net realized and unrealized gains
     (losses) from investments and futures                          0.42          0.13         (0.25)          0.46
Total from Investment Activities                                    0.94          0.67          0.29           1.01
Distributions:

   Net investment income                                           (0.52)        (0.54)        (0.54)         (0.55)
   In excess of net investment income                                 --            --            --             --
Total Distributions                                                (0.52)        (0.54)        (0.54)         (0.55)
NET ASSET VALUE, END OF PERIOD                                 $   10.11     $    9.69     $    9.56       $   9.81
Total Return (Excludes Sales Charge)                                9.86%         7.14%         2.95%         11.20%
RATIOS/SUPPLEMENTARY DATA:

   Net Assets at end of period (000)                           $  20,922     $  11,729      $  10,782      $  2,513
   Ratio of expenses to average
     net assets                                                     1.52%         1.52%         1.58%          1.62%
   Ratio of net investment income
     to average net assets                                          5.14%         5.55%         5.44%          5.76%
   Ratio of expenses to average
     net assets*                                                    1.67%         1.68%         1.69%          1.74%
   Ratio of net investment income
     to average net assets*                                         4.99%         5.39%         5.33%          5.64%
   Portfolio Turnover(a)                                           91.49%        60.53%        62.70%        106.14%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP GOVERNMENT BOND FUND  Financial Highlights

YEAR ENDED JUNE 30,

CLASS I                                            1999         1998          1997           1996             1995
-------                                            ----         ----          ----           ----             ----
Net Asset Value, Beginning
   of Period                                                 $   9.69       $  9.56       $  9.81           $  9.35
Investment Activities:
   Net investment income                                         0.60          0.62          0.62              0.62
   Net realized and unrealized
     gains (losses) from
     investments and futures                                     0.42          0.13         (0.25)             0.46
Total from Investment Activities                                 1.02          0.75          0.37              1.08
Distributions:
   Net investment income                                        (0.60)        (0.62)        (0.62)            (0.61)
   In excess of net
     investment income                                             --            --            --             (0.01)
   In excess of net
     realized gains                                                --            --            --                --
Total Distributions                                             (0.60)        (0.62)        (0.62)            (0.62)
Net Asset Value, End of Period                               $  10.11      $   9.69      $   9.56          $   9.81
Total Return                                                    10.81%         8.10%         3.81%            12.04%
Ratios/Supplementary Data:
   Net Assets at end of
     period (000)                                             $851,517     $724,423      $677,326          $379,826
   Ratio of expenses to
     average net assets                                          0.62%         0.62%         0.68%             0.71%
   Ratio of net investment
     income to average
     net assets                                                  6.05%         6.45%         6.34%             6.65%
   Ratio of expenses to
     average net assets*                                         0.67%         0.68%         0.69%             0.73%
   Ratio of net investment
     income to average
     net assets*                                                 6.00%         6.39%         6.33%             6.63%
   Portfolio Turnover(a)                                        91.49%        60.53%        62.70%           106.14%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

 ONE GROUP  TREASURY & AGENCY FUND --Financial Highlights

                                                                                                           JANUARY 20,
                                                                                                              1997
                                                                                                             THROUGH
                                                                           YEAR ENDED JUNE 30,             JUNE 30,
                                                                           -------------------              JUNE 30,
CLASS A                                                                  1999              1998              1997(a)
-------                                                                  ----              ----              -------
Net Asset Value, Beginning of Period                                                 $         9.98     $    10.00
Investment Activities:
   Net investment income                                                                       0.63           0.29
   Net realized and unrealized gains (losses)
      from investments and futures                                                             0.16          (0.02)
Total from Investment Activities                                                               0.79           0.27
Distributions:

   Net investment income                                                                      (0.63)         (0.29)
   Net realized gains                                                                         (0.05)            --
Total Distributions                                                                           (0.68)         (0.29)
Net Asset Value, End of Period                                                           $    10.09     $     9.98

Total Return (Excludes Sales Charge)                                                           8.10%          2.78%(b)
RATIOS/SUPPLEMENTARY DATA:

   Net Assets at end of period (000)                                                     $   35,213     $       94
   Ratio of expenses to average net assets                                                     0.58%          0.71%(c)
   Ratio of net investment income to
      average net assets                                                                       5.87%          6.47%(c)
   Ratio of expenses to average net assets*                                                    0.98%          1.15%(c)
   Ratio of net investment income to
      average net assets*                                                                      5.47%          6.03%(c)
   Portfolio Turnover(d)                                                                      41.60%         54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a)Period from commencement of operations. (b)Not annualized. (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP TREASURY & AGENCY FUND --Financial Highlights

                                                                                                    JANUARY 20,
                                                                                                       1997
                                                                                                     THROUGH
                                                                                                     JUNE 30,
                                                                           YEAR ENDED JUNE 30,       JUNE 30,
CLASS B                                                                  1999              1998       1997(a)
-------                                                                  ----              ----      -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                 $     9.99     $    10.00
Investment Activities:
   Net investment income                                                                   0.58           0.26
   Net realized and unrealized gains
      (losses) from investments and futures                                                0.14          (0.01)
Total from Investment Activities                                                           0.72           0.25
Distributions:
   Net investment income                                                                  (0.58)         (0.26)
   Net realized gains                                                                     (0.05)            --
Total Distributions                                                                       (0.63)         (0.26)
Net Asset Value, End of Period                                                       $    10.08     $     9.99
Total Return (Excludes Sales Charge)                                                       7.33%          2.58%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                 $   12,483     $       80
   Ratio of expenses to average net assets                                                 1.08%          1.23%(c)
   Ratio of net investment income to
      average net assets                                                                   5.39%          6.30%(c)
   Ratio of expenses to average net assets*                                                1.63%          1.81%(c)
   Ratio of net investment income to
      average net assets*                                                                  4.84%          5.72%(c)
   Portfolio Turnover(d)                                                                  41.60%         54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP TREASURY & AGENCY FUND --Financial Highlights

                                                                                                           JANUARY 20,
                                                                                                              1997
                                                                                                             THROUGH
                                                                           YEAR ENDED JUNE 30,              JUNE 30,
CLASS I                                                                  1999              1998              1997(a)
-------                                                                  ----              ----              -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $  9.99               $  10.00
Investment Activities:
   Net investment income                                                                 0.62                   0.28
   Net realized and unrealized gains (losses)
      from investments and futures                                                       0.15                  (0.01)
Total from Investment Activities                                                         0.77                   0.27
Distributions:

   Net investment income                                                                (0.62)                 (0.28)
   Net realized gains                                                                   (0.05)                    --
Total Distributions                                                                     (0.67)                 (0.28)
NET ASSET VALUE, END OF PERIOD                                                        $ 10.09               $   9.99
Total Return (Excludes Sales Charge)                                                     7.91%                  2.78%(b)
RATIOS/SUPPLEMENTARY DATA:

   Net Assets at end of period (000)                                                  $95,073                $110,084
   Ratio of expenses to average net assets                                               0.35%                  0.45%(c)
   Ratio of net investment income to
      average net assets                                                                 6.16%                  6.44%(c)
   Ratio of expenses to average net assets*                                              0.65%                  0.78%(c)
   Ratio of net investment income to
      average net assets*                                                                5.86%                  6.11%(c)
   Portfolio Turnover(d)                                                                41.60%                 54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a)Period from commencement of operations. (b)Not annualized. (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

             ONE GROUP HIGH YIELD BOND FUND -- Financial Highlights

                                   APPENDIX A

                              INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

Following the table is a more complete discussion of risk.

FUND NAME                                                            FUND CODE
---------                                                            ---------
ONE GROUP ULTRA SHORT-TERM BOND                                               1
ONE GROUP SHORT-TERM BOND FUND                                                2
ONE GROUP INTERMEDIATE BOND FUND                                              3
ONE GROUP BOND FUND                                                           4
ONE GROUP INCOME BOND FUND                                                    5
ONE GROUP GOVERNMENT BOND FUND                                                6
ONE GROUP TREASURY & AGENCY FUND                                              7
ONE GROUP HIGH YIELD BOND
FUND                                                                          8

INSTRUMENT                                                          FUND CODE         RISK TYPE
----------                                                          ---------         ---------

U.S. TREASURY OBLIGATIONS: Bills, notes,                               1-8             Market
bonds, STRIPS, and CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                               1-8             Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities                          1-8             Market
issued by agencies and instrumentalities of                                            Credit
the U.S. Government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments                      1-5, 8            Market
with a stated maturity.                                                                Credit
                                                                                      Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by                     1-5, 8           Liquidity
a bank in exchange for the deposit of funds.                                           Credit
                                                                                       Market

REPURCHASE AGREEMENTS: The purchase of a security                      1-8             Credit
and the simultaneous commitment to return the                                          Market
security to the seller at an agreed upon price                                        Liquidity
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                  1-8             Market
and the simultaneous commitment to buy the security                                   Leverage
back at an agreed upon price on an agreed upon
date. This is treated as a borrowing by a Fund.

INSTRUMENT                                                          FUND CODE         RISK TYPE
----------                                                          ---------         ---------
SECURITIES LENDING: The lending of up to 33 1/3%                       1-8             Credit
of the Fund's total assets. In return the Fund                                         Market
will receive cash, other securities, and/or                                           Leverage
letters of credit as collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                        1-8             Market
Purchase or contract to purchase securities                                           Leverage
at a fixed price for delivery at a future date.                                       Liquidity
                                                                                       Credit

INVESTMENT COMPANY SECURITIES: Shares of other                         1-8             Market
mutual funds, including One Group money market funds
and shares of other money market mutual funds for
which Banc One Investment Advisors serves as
investment advisor or administrator. The Treasury &
Agency Fund and the Government Bond Fund will only
purchase shares of investment companies which invest
exclusively in U.S. Treasury and other U.S. agency
obligations. Banc One Investment Advisors will waive
certain fees when investing in funds for which it
serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock                  1, 3-5, 8           Market
that convert to common stock.                                                         Credit


CALL AND PUT OPTIONS: A call option gives the buyer                 1-6, 8          Management
the right to buy, and obligates the seller of the                                   Liquidity
option to sell, a security at a specified price. A                                   Credit
put option gives the buyer the right to sell, and                                    Market
obligates the seller of the option to buy, a security                                Leverage
at a specified price. The Funds will sell only
covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing                    1-6, 8          Management
for the future sale and purchase of a specified                                        Market
amount of a specified security, class of securities,                                   Credit
or an index at a specified time in the future and                                     Liquidity
at a specified price.                                                                 Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled                      2-5, 8           Liquidity
investment vehicles which invest primarily in                                        Management
income producing real estate or real estate                                            Market
related loans or interest.                                                           Regulatory
                                                                                         Tax
                                                                                     Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time                      1-5, 8            Credit
drafts drawn on and accepted by a commercial bank.                                    Liquidity
Maturities are generally six months or less.                                           Market

COMMERCIAL PAPER: Secured and unsecured short-term                   1-5, 8            Credit
promissory notes issued by corporations and other                                     Liquidity
entities. Maturities generally vary from a few                                         Market
days to nine months.

FOREIGN SECURITIES: Stocks issued by foreign companies,              1-5, 8            Market
as well as commercial paper of foreign issuers                                        Political
and obligations of foreign banks, overseas branches                                   Liquidity
of U.S. banks and supranational entities. Includes                               Foreign Investment

INSTRUMENT                                                                            FUND CODE          RISK TYPE
                                                                                      ---------          ---------
American Depository Receipts.

RESTRICTED SECURITIES: Securities not registered                                       1-5, 8            Liquidity
under the Securities Act of 1933, such as privately                                                       Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                                       1-8             Credit
with interest rates which are reset daily, weekly,                                                       Liquidity
quarterly or some other period and which may be                                                           Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                                              5, 8             Market
preferred stock or bonds, that give the holder                                                            Credit
the right to buy a proportionate amount of
common stock at a specified price.

PREFERRED STOCK: A class of stock that                                                 1-5, 8            Market
generally pays a dividend at a specified rate
and has preference over common stock in
the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations                                              1-8            Pre-payment
secured by real estate loans and pools of loans.                                                           Market
These include collateralized mortgage obligations                                                          Credit
("CMOs"), and Real Estate Mortgage Investment Conduits                                                   Regulatory

("REMICs").

CORPORATE DEBT SECURITIES: Corporate bonds and                                         1-5, 8             Market
non-convertible debt securities.                                                                          Credit

DEMAND FEATURES: Securities that are subject to                                        1-5, 8             Market
puts and standby commitments to purchase the                                                             Liquidity
securities at a fixed price (usually with accrued                                                        Management
interest) within a fixed period of time following
demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by                                         1-5, 8          Pre-payment
company receivables, home equity loans, truck and                                                         Market
auto loans, leases, credit card receivables and                                                           Credit
other securities backed by other types of                                                               Regulatory
receivables or other assets.

MORTGAGE DOLLAR ROLLS: A transaction in which                                             1-8           Pre-payment
a Fund sells securities for delivery in a current                                                         Market
month and simultaneously contracts with the same                                                        Regulatory

party to repurchase similar but not identical securities on a specified future date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans                                            1-8           Pre-payment
in a mortgage pool which provide for a fixed                                                              Market
initial mortgage interest rate for a specified                                                            Credit
period of time, after which the rate may be                                                             Regulatory
subject to periodic adjustments.

SWAPS, CAPS AND FLOORS: A Fund may enter into                                          1-6, 8           Management
these transactions to manage its exposure to                                                              Credit
changing interest rates and other factors. Swaps                                                         Liquidity
involve an exchange of obligations by two                                                                 Market
parties. Caps and floors entitle a purchaser
to a principal amount from the seller of the
cap or floor to the extent that a specified

INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
index exceeds or falls below a predetermined
interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures                                         1-6, 8          Management
contracts and other financial products continue                                                           Credit
to be developed and the Funds may invest in such                                                          Market
options, contracts and products.                                                                         Liquidity


STRUCTURED INSTRUMENTS: Debt securities issued                                             1-8            Market
by agencies and instrumentalities of the U.S.                                                            Liquidity
government, banks, municipalities, corporations                                                         Management
and other businesses whose interest and/or                                                                Credit
principal payments are indexed to foreign                                                           Foreign Investment
currency exchange rates, interest rates, or
one or more other referenced indices.


MUNICIPAL SECURITIES: Securities issued by a                                            1-5, 8            Market
state or political subdivision to obtain                                                                  Credit
funds for various public purposes. Municipal                                                             Political
securities include private activity bonds and                                                               Tax
industrial development bonds, as well as General                                                        Regulatory
Obligation Notes, Tax Anticipation Notes, Bond
Anticipation Notes, Revenue Anticipation Notes,
Project Notes, other short-term tax-exempt
obligations, municipal leases, and obligations of
municipal housing authorities and single family
revenue bonds.

ZERO COUPON DEBT SECURITIES: Bonds and other                                               1-8            Credit
debt that pay no interest, but are issued                                                                 Market
at a discount from their value at maturity.                                                             Zero-Coupon
When held to maturity, their entire return equals the
difference between their issue price and their
maturity value.

ZERO-FIXED-COUPON DEBT SECURITIES: Zero coupon debt                                        1-8             Credit
securities which convert on a specified date to                                                            Market
interest bearing debt securities.                                                                        Zero Coupon

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative                                         1-6, 8           Pre-payment
multi-class mortgage securities usually structured with                                                    Market
two classes of shares that receive different                                                               Credit
proportions of the interest and principal from a pool of                                                 Regulatory
mortgage-backed obligations. These Funds only invest
in Stripped Mortgage-Backed Securities issued or
guaranteed by the U.S. government, its agencies or
instrumentalities.

INVERSE FLOATING RATE INSTRUMENTS: Leveraged variable                                   1-6, 8             Market
rate debt instruments with interest rates that reset                                                      Leverage
in the opposite direction from the market rate of                                                          Credit
interest to which the inverse floater is indexed.

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in,                                1-5, 8              Credit
or assignments of all or a portion of loans to                                                            Political
corporations or to governments, including governments                                                    Liquidity
of the less developed countries ("LDC's").                                                          Foreign Investment
                                                                                                           Market

FIXED RATE MORTGAGE LOANS: Investments in fixed rate                                       1-8             Credit
mortgage loans or mortgage pools which bear simple                                                       Pre-payment
interest at fixed annual rates and have short to long                                                    Regulatory

INSTRUMENT                                                                             FUND CODE         RISK TYPE
term final maturities.                                                                                   Market

SHORT-TERM FUNDING AGREEMENTS: Investments in short-term                             1- 5,  8             Credit
funding agreements issued by banks and highly rated U.S.                                                  Liquidity
insurance companies such as Guaranteed Investment                                                          Market
Contracts ("GIC's") and Bank Investment Contracts
("BIC's").

COMMON STOCK: Shares of ownership of a company.                                           8                Market

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         - Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         - Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- Pre-Payment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.

 (Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS




MUNICIPAL BOND FUNDS              ONE GROUP(R) SHORT-TERM MUNICIPAL BOND FUND
PROSPECTUS                        ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND
NOVEMBER 1, 1999                  ONE GROUP(R) TAX-FREE BOND FUND
                                  ONE GROUP(R) MUNICIPAL INCOME FUND
                                  ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND
                                  ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND
                                  ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND
                                  ONE GROUP(R) MICHIGAN MUNICIPAL BOND FUND
                                  ONE GROUP(R) OHIO MUNICIPAL BOND FUND
                                  ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND








The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
  One Group Short-Term Municipal Bond Fund
  One Group Intermediate Tax-Free Bond Fund
  One Group Tax-Free Bond Fund
  One Group Municipal Income Fund
  One Group Arizona Municipal Bond Fund
  One Group Kentucky Municipal Bond Fund
  One Group Louisiana Municipal Bond Fund
  One Group Michigan Municipal Bond Fund
  One Group Ohio Municipal Bond Fund
  One Group West Virginia Municipal Bond Fund

MORE ABOUT THE FUNDS
  Principal Investment Strategies
  Investment Risks
  Investment Policies
  Portfolio Quality
  Temporary Defensive Positions
  Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
  Purchasing Fund Shares
  Sales Charges
  Sales Charge Reductions and Waivers
  Exchanging Fund Shares
  Redeeming Fund Shares

SHAREHOLDER INFORMATION
  Shareholder Information
  Dividend Policies
  Tax Treatment of Shareholders
  Shareholder Inquires

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
  The Advisor
  The Fund Manager
  Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE


ONE GROUP SHORT-TERM MUNICIPAL BOND FUND

WHAT IS THE GOAL OF THE SHORT-TERM MUNICIPAL BOND FUND?

The Fund seeks as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE SHORT-TERM MUNICIPAL BOND FUND?

The Fund invests in a portfolio of municipal securities with an average weighted maturity of three years or less. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Short-Term Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE SHORT-TERM MUNICIPAL BOND FUND?

The main risks of investing in the Short-Term Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Short-Term Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Short-Term Municipal Bond Fund.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Portfolio Quality. The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE SHORT-TERM MUNICIPAL BOND FUND PERFORMED?

By showing the variability of the Short-Term Municipal Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE SHORT-TERM MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

Total Return shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown. The Fund has not been in existence for an entire calendar year.

         BEST QUARTER:  0.87%   4Q 1998;  WORST QUARTER:  -0.23%    2Q 1999
                        ---------------                   -----------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

--------------------------------------------------------------------------------
CLASS A                                       1 YEAR                 LIFE
                                              ------            (SINCE 5/4/98)
                                                                --------------

One Group Short-Term Municipal Bond           -0.02%                  0.81%
Fund

Lehman Brothers 3 Year Municipal Bond
Index(1)

Lipper Short Term Municipal Bond
Index(2)
--------------------------------------------------------------------------------
                                              1 YEAR                 LIFE
CLASS B                                       ------            (SINCE 5/4/98)
                                                                --------------

One Group Short-Term Municipal Bond           -0.61%                0.33%
Fund

Lehman Brothers 3 Year Municipal
Bond Index(1)

Lipper Short Term Municipal Bond
Index(2)
--------------------------------------------------------------------------------
CLASS I                                       1 YEAR                 LIFE
                                              ------           (SINCE 5/4/98)
                                                               --------------

One Group Short-Term Municipal Bond            3.21%                3.85%
Fund

Lehman Brothers 3 Year Municipal
Bond Index(1)

Lipper Short Term Municipal Bond Index(2)
--------------------------------------------------------------------------------

-------------------

(1) The Lehman Brothers 3 Year Municipal Bond Index is an unmanaged index generally representative of the short-term municipal bond market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Short-Term Municipal Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

(2) The Lipper Short Term Municipal Bond Index consists of funds that invest in municipal debt issues with dollar-weighted average maturities of one to three years.

FEES AND EXPENSES OF THE SHORT-TERM MUNICIPAL BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A       CLASS B        CLASS C          CLASS I
investment)(1)

 Maximum Sales Charge                                   3.00%          None           None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  None(2)        3.00%          1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          None           None           None             None

Exchange Fee                                            None           None           None             None

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets)(3)
                                                         .60%           .60%           .60%             .60%
Investment Advisory Fees

Distribution [and/or                                     .35%          1.00%          1.00%            None
Service] (12b-1) Fees

 Other Expenses                                          .34%           .34%           .34%             .34%

Total Annual Fund Operating                             1.29%          1.94%          1.94%             .94%
Expenses
                                                        (.49%)         (.49%)         (.49%)           (.39%)
Fee Waiver [and/or Expense
Reimbursement](4)
                                                         .80%          1.45%          1.45%             .55%
Net Expense

------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .80% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares, and .55% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.



---------------------

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


-----------------------------------------------------------------------------------------------------------
                 CLASS A                    CLASS B(2)                         CLASS C               CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)         $379             $148            $448             $148             $248            $56
3 Years           $650             $562            $762             $562             $562            $261
5 Years           $941             $1,002          $1,002           $1,002           $1,002          $482
10 Years          $1,768           $2,056          $2,056           $2,225           $2,225          $1,119
-----------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:
------------

      Class A                      $427
      Class B (no redemption)      $197
      Class B (with redemption)    $497
      Class C (no redemption)      $197
      Class C (with redemption)    $297
      Class I                      $96

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND

WHAT IS THE GOAL OF THE INTERMEDIATE TAX-FREE BOND FUND?

The Fund seeks current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE INTERMEDIATE TAX-FREE BOND FUND?

The Fund invests primarily in a portfolio OF municipal securities with an average weighted maturity of between three and 10 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Intermediate Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INTERMEDIATE TAX-FREE BOND FUND?

The main risks of investing in the Intermediate Tax-Free Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Intermediate Tax-Free Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Intermediate Tax-Free Bond Fund.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

         Portfolio Quality. The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE INTERMEDIATE TAX-FREE BOND FUND PERFORMED?

By showing the variability of the Intermediate Tax-Free Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INTERMEDIATE TAX-FREE BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Total Return (per calendar year)
Class I
           1991      1992      1993      1994      1995      1996      1997      1998
           ----      ----      ----      ----      ----      ----      ----      ----
          10.02%    7.53%     9.68%     -3.43%    13.06%     4.39%     8.20%     6.00%



1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.71 %.

         BEST QUARTER:    5.14%     1Q 1995;  WORST QUARTER:  -4.73%    1Q 1994
                          -----------------                   -----------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)
-----------------------------------------------------------------------------------------------
CLASS A                                      1 YEAR             5 YEARS             LIFE
                                             ------             -------        (SINCE 2/18/92)
                                                                                ---------------

One Group Intermediate Tax-Free Bond         -3.07%              4.63%              4.78%
Fund


Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond
Fund Index(2)
-----------------------------------------------------------------------------------------------
CLASS B                                      1 YEAR             5 YEARS             LIFE
                                             ------             -------        (SINCE 1/14/94)
                                                                                ---------------

One Group Intermediate Tax-Free Bond         -3.99%              4.60%              3.49%
Fund


Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond Fund
Index(2)
-----------------------------------------------------------------------------------------------
CLASS I                                      1 YEAR             5 YEARS             LIFE
                                             ------             -------         (SINCE 9/4/90)
                                                                                --------------

One Group Intermediate Tax-Free Bond          1.71%              5.84%              6.34%
Fund

Lehman Brothers 7 Year Municipal Bond
Index (1)

Lipper Intermediate Municipal Bond Fund
Index(2)
-----------------------------------------------------------------------------------------------

(1)The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Intermediate Tax-Free Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

(2) The Lipper Intermediate Municipal Bond Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in this category.


----------------

FEES AND EXPENSES OF THE INTERMEDIATE TAX-FREE BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C          CLASS I
investment)(1)

 Maximum Sales Charge                                 4.50%            None          None            None
(Load) Imposed on Purchases
(as a  percentage of
offering price)

Maximum Deferred Sales                                None(2)          5.00%         1.00%           None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                      None             None          None            None
Redemption Fee
                                                      None             None          None            None
Exchange Fee

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets)(3)
                                                       .60%             .60%          .60%            .60%
Investment Advisory Fees

Distribution [and/or                                   .35%            1.00%         1.00%           None
Service] (12b-1) Fees

Other Expenses                                         .19%             .19%          .19%            .19%

Total Annual Fund Operating                           1.14%            1.79%         1.79%            .79%
Expenses
                                                      (.29%)           (.29%)        (.29%)          (.19%)
Fee Waiver [and/or Expense
Reimbursement](4)
                                                       .85%            1.50%         1.50%            .60%
Net Expenses
--------------------------------------------------------------------------------------------------------------


1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .85% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, and .60% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

----------------------------------------------------------------------------------------------------------------
                 CLASS A                   CLASS B(2)                          CLASS C              CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)         $533             $165            $663             $163             $263            $61
3 Years           $768             $545            $845             $545             $545            $233
5 Years           $1,023           $952            $1,152           $952             $952            $420
10 Years          $1,749           $1,918          $1,198           $2,090           $2,090          $960
----------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:
------------

      Class A                      $561
      Class B (no redemption)      $182
      Class B (with redemption)    $682
      Class C (no redemption)      $182
      Class C (with redemption)    $282
      Class I                      $81

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP TAX-FREE BOND FUND

WHAT IS THE GOAL OF THE TAX-FREE BOND FUND?

The Fund seeks as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE TAX-FREE BOND FUND?

The Fund invests primarily in a portfolio of municipal securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Tax-Free Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TAX-FREE BOND FUND?

The main risks of investing in the Tax-Free Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Tax-Free Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Tax-Free Bond Fund.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Portfolio Quality: The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE TAX-FREE BOND FUND PERFORMED?

By showing the variability of the Tax-Free Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE TAX-FREE BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Total Return (per calendar year)(1)
Class I

1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
----      ----      ----      ----      ----      ----      ----      ----      ----      ----
10.31%    8.08%    12.15%     9.69%    11.02%     -1.71%   17.20%     3.76%    9.33%      5.98%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.78%. Performance of Class I Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

         BEST QUARTER:   6.66%   1Q 1995; WORST QUARTER:   -3.68%   1Q 1994
                         ----------------                  ----------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)
---------------------------------------------------------------------------------------------------------------------
CLASS A                                1 YEAR                   5 YEARS           10 YEARS              LIFE
                                       ------                   -------           ---------          (SINCE 3/1/88)
                                                                                                    --------------

One Group Tax-Free Bond Fund            -3.14%                  5.62%               6.80%             7.14%

Lehman Brothers Municipal Bond
Index(1)

Lipper General Municipal Bond Index(3)

---------------------------------------------------------------------------------------------------------------------
CLASS B                                 1 YEAR                                                           LIFE
                                        ------                                                     (SINCE 4/4/95)
                                                                                                   --------------

One Group Tax-Free Bond Fund            -4.08%                                                        4.74%

Lehman Brothers Municipal Bond
Index(1)

Lipper General Municipal Bond Index(3)

---------------------------------------------------------------------------------------------------------------------
CLASS I                                 1 YEAR                   5 YEARS           10 YEARS              LIFE
                                        ------                   -------           --------        (SINCE 3/1/88)(2)
                                                                                                   -----------------

One Group Tax-Free Bond Fund            1.72%                     6.89%              7.58%            7.86%

Lehman Brothers Municipal Bond
Index(1)

Lipper General Municipal Bond Index(3)

---------------------------------------------------------------------------------------------------------------------

1 The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Tax-Free Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

2 Performance of Class I Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

3 The Lipper General Municipal Bond Index consists of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

FEES AND EXPENSES OF THE TAX-FREE BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

---------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                     4.50%            None          None             None
(Load)Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                   None(2)          5.00%         1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                         None             None          None             None
Redemption Fee
Exchange Fee                                             None             None          None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                  .45%             .45%          .45%             .45%

Distribution [and/or                                      .35%            1.00%         1.00%            None
Service] (12b-1) Fees

 Other Expenses                                           .24%             .24%          .24%             .24%

Total Annual Fund Operating                              1.04%            1.69%         1.69%             .69%
Expenses
                                                         (.17%)           (.17%)        (.17%)           (.07%)
Fee Waiver [and/or Expense
Reimbursement](4)

Net Expenses                                              .87%            1.52%         1.52%             .62%
---------------------------------------------------------------------------------------------------------------


1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .87% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares, and .62% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU REDEEMED ALL OF YOUR SHARES OR IF YOU HOLD THEM. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

----------------------------------------------------------------------------------------------------------
                  CLASS A                    CLASS B(2)                       CLASS C              CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)         $535             $155            $655             $155             $255            $63
3 Years           $750             $516            $816             $516             $516            $214
5 Years           $982             $902            $1,102           $902             $902            $377
10 Years          $1,649           $1,811          $1,811           $1,984           $1,984          $852
-----------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:
-----------

      Class A                      $551
      Class B (no redemption)      $172
      Class B (with redemption)    $672
      Class C (no redemption)      $172
      Class C (with redemption)    $272
      Class I                      $70


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP MUNICIPAL INCOME FUND

WHAT IS THE GOAL OF THE MUNICIPAL INCOME FUND?

The Fund seeks current income exempt from Federal income taxes.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE MUNICIPAL INCOME FUND?

The Fund invests in a portfolio of municipal securities, including mortgage-backed securities. While current income is the Fund's primary focus, it seeks to produce income in a manner consistent with the preservation of principal. The Fund's average weighted maturity will normally range between five and 15 years. From time to time, a significant portion of the Funds total assets may be invested in municipal housing authority obligations. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach to time the market, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Municipal Income Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MUNICIPAL INCOME FUND?

The main risks of investing in the Municipal Income Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Municipal Income Fund will change every day in response to market conditions. You may lose money if you invest in the Municipal Income Fund.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. The securities decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Prepayment and Call Risk. As part of its main investment strategy, the Municipal Income Fund may invest in mortgage-backed securities. The issuers of these and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can make the price and yield of mortgage -backed securities volatile. When mortgages are pre-paid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

         Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.


         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Portfolio Quality. The Fund may invest in Municipal Securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE MUNICIPAL INCOME FUND PERFORMED?

By showing the variability of the Municipal Income Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MUNICIPAL INCOME FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

Total Return (per calendar year)(1)
Class I

          1994           1995           1996           1997            1998
          ----           ----           ----           ----            ----
         -1.60%         12.01%          4.58%          8.58%           6.14%



1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -0.16%

         BEST QUARTER:  4.74%     1Q 1995; WORST QUARTER:  -1.91%    1Q 1994
                        -----------------                  -----------------


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 2/9/93)
                                                                                --------------

One Group Municipal Income Fund              -1.85%               4.89%              4.46%

Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond
Funds Index(2)

-------------------------------------------------------------------------------------------------
CLASS B                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 1/14/94)
                                                                                ---------------

One Group Municipal Income Fund              -2.77%               4.85%              4.20%

Lehman Brothers 7 Year  Municipal
Bond Index(1)

Lipper Intermediate Municipal Bond
Funds Index(2)

-------------------------------------------------------------------------------------------------
CLASS C                                       1 YEAR                                 LIFE
-------                                       ------                            (SINCE 11/4/97)
                                                                                ---------------

One Group Municipal Income Fund              -1.26%                                  6.35%

Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond
Funds Index(2)

-------------------------------------------------------------------------------------------------
 CLASS I                                      1 YEAR              5 Years            LIFE
 -------                                      ------              -------       (SINCE 2/9/93)
                                                                                --------------

One Group Municipal Income Fund              3.06%                6.11%              4.46%

Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond
Funds Index(2)

-------------------------------------------------------------------------------------------------


1 The Lehman Brothers 7 Year Municipal Bond Index an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Municipal Income Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

2 The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

FEES AND EXPENSES OF THE MUNICIPAL INCOME FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    4.50%             None          None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  None(2)           5.00%         1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          None              None          None             None

Exchange Fee                                            None              None          None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .45%              .45%          .45%             .45%

Distribution [and/or
Service] (12b-1) Fees                                    .35%             1.00%         1.00%            None

Other Expenses                                           .22%              .22%          .22%             .22%

Total Annual Fund Operating
Expenses                                                1.02%             1.67%         1.67%             .67%

Fee Waiver [and/or Expense                              (.15%)            (.15%)        (.15%)           (.05%)
Reimbursement](4)

Net Expenses                                             .87%             1.52%         1.52%             .62%
--------------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .87% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares, and .62% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

----------------------------------------------------------------------------------------------------------------
                 CLASS A                  CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period
1 Year(1)         $535             $155            $655             $155             $255            $63
3 Years           $746             $512            $812             $512             $512            $209
5 Years           $974             $893            $1,093           $893             $893            $368
10 Years          $1,629           $1,791          $1,791           $1,964           $1,964          $830
----------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $549
      Class B (no redemption)      $170
      Class B (with redemption)    $670
      Class C (no redemption)      $170
      Class C (with redemption)    $270
      Class I                      $68

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP ARIZONA MUNICIPAL BOND FUND

WHAT IS THE GOAL OF THE ARIZONA MUNICIPAL BOND FUND?

The Fund seeks current income exempt from Federal income tax and Arizona personal income tax, consistent with the preservation of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE ARIZONA MUNICIPAL BOND FUND?

The Fund invests in municipal securities issued by or on behalf of the state of Arizona and its respective authorities, political subdivisions, agencies and instrumentalities. The interest paid on Arizona municipal securities is exempt from Federal income tax and Arizona personal income tax. A portion of the Fund's total assets also may be invested in municipal securities issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Arizona Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE ARIZONA MUNICIPAL BOND FUND?

The main risks of investing in the Arizona Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Arizona Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Arizona Municipal Bond Fund.

         Non-Diversification: The Arizona Municipal Bond Fund is
         "non-diversified". This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

         Geographic Concentration: Because the Arizona Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Arizona, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, Arizona's population growth continues to outpace the national average. However, this growth is expensive and Arizona's economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona's continued growth depends to some extent on its ability to manage its water resources.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.


         Portfolio Quality. The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE ARIZONA MUNICIPAL BOND FUND PERFORMED?

By showing the variability of the Arizona Municipal Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE ARIZONA MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                      TOTAL RETURN (PER CALENDAR YEAR)(1)

          CLASS I SHARES
          --------------

          9.50%    6.47%   10.37%   7.65%   9.97%  -2.38%  11.96%   4.05%   7.33%  5.55%
          1989     1990     1991    1992    1993    1994    1995    1996    1997    1998

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.62 %. The Arizona Municipal Bond Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The quoted performance of the Fund for periods prior to the Fund's commencement of operation s, as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.



BEST QUARTER:   4.65%      4Q 1990; WORST QUARTER:  -3.51%     1Q 1994
                ------------------                  ------------------
                                       24

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges..

------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

------------------------------------------------------------------------------------------------------------------------
CLASS A                                        1 YEAR               5 YEARS           10 YEARS              LIFE
-------                                        ------               -------           --------       (SINCE 11/30/79)(2)
                                                                                                     -------------------

One Group Arizona Municipal Bond Fund          -2.84%                3.84%             5.35%            6.47%

Lehman Brother 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond Funds
Index(3)

------------------------------------------------------------------------------------------------------------------------
CLASS B                                        1 YEAR               5 YEARS           10 YEARS              LIFE
-------                                        ------               -------           --------       (SINCE 11/30/79)(2)
                                                                                                     -------------------

One Group Arizona Municipal Bond Fund          -3.76%                3.13%             4.83%            5.86%

Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond Funds
Index(3)

------------------------------------------------------------------------------------------------------------------------
CLASS I                                        1 YEAR               5 YEARS           10 YEARS              LIFE
-------                                        ------               -------           --------       (SINCE 11/30/79)(2)
                                                                                                     -------------------

One Group Arizona Municipal Bond Fund          1.94%                 5.34%             6.24%            7.06%

Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond Funds
Index(3)

------------------------------------------------------------------------------------------------------------------------

------------

1 The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Tax-Free Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

2 The Arizona Municipal Bond Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The quoted performance of the Fund for periods prior to the Fund's commencement of operation s, as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification restrictions imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

3 The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

FEES AND EXPENSES OF THE ARIZONA MUNICIPAL BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C         CLASS I
investment)(1)

Maximum Sales Charge                                    4.50%            None          None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)(1)

Maximum Deferred Sales                                   None(2)         5.00%         1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                         None            None          None             None
Redemption Fee
                                                         None            None          None             None
Exchange Fee

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .45%            .45%          .45%            .45%

Distribution [and/or                                     .35%           1.00%         1.00%            None
Service] (12b-1) Fees

Other Expenses                                           .27%            .27%          .27%            .27%

Total Annual Fund Operating
Expenses                                                1.07%           1.72%         1.72%            .72%

Fee Waiver [and/or Expense                              (.17%)          (.17%)        (.17%)          (.07%)
Reimbursement](4)

Net Expenses                                             .90%           1.55%         1.55%            .65%

-------------------------------------------------------------------------------------------------------------------


1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, 1.55 % for Class B shares, 1.55% for Class C shares, and .65% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------------------------------------------------------------------------
                 CLASS A                   CLASS B(2)                        CLASS C                CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $538             $158            $658             $158             $258            $66
3 Years           $759             $525            $825             $525             $525            $223
5 Years           $998             $917            $1,117           $917             $917            $394
10 Years          $1,682           $1,844          $1,844           $2,016           $2,016          $888
----------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $554
      Class B (no redemption)      $175
      Class B (with redemption)    $675
      Class C (no redemption)      $175
      Class C (with redemption)    $275
      Class I                      $74


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP KENTUCKY MUNICIPAL BOND FUND

WHAT IS THE GOAL OF THE KENTUCKY MUNICIPAL BOND FUND?

The Fund seeks current income exempt from Federal income tax and Kentucky personal income tax, consistent with the preservation of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE KENTUCKY MUNICIPAL BOND FUND?

The Fund invests in municipal securities issued by or on behalf of the state of Kentucky and its respective authorities, political subdivisions, agencies and instrumentalities. The interest paid on Kentucky municipal securities is exempt from Federal income tax and Kentucky personal income tax. The Fund also invests in municipal securities issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Kentucky Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE KENTUCKY MUNICIPAL BOND FUND?

The main risks of investing in the Kentucky Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Kentucky Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Kentucky Municipal Bond Fund.

         Non-Diversification: The Kentucky Municipal Bond Fund is
         "non-diversified". This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

         Geographic Concentration: Because the Kentucky Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Kentucky, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather, payment depends on revenues generated by the property financed by the security.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.


         Portfolio Quality. The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE KENTUCKY MUNICIPAL BOND FUND PERFORMED?

By showing the variability of the Kentucky Municipal Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE KENTUCKY MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                      TOTAL RETURN (PER CALENDAR YEAR)(1)

         CLASS I SHARES

         1994             -5.66%
         1995             15.32%
         1996              4.18%
         1997              7.50%
         1998              5.53%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.12%.



            BEST QUARTER: 6.16% 1Q 1995; WORST QUARTER: -4.62 1Q 1994
                          -------------                 -------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS              LIFE
-------                                       ------             ------        (SINCE 3/12/93)(1)
                                                                               ------------------

One Group Kentucky Municipal Bond Fund         -2.78%               4.51%          3.98%

Lehman Brother 7 Year Municipal Bond
Index(2)

Lipper Intermediate Municipal Bond
Funds Index(3)

-------------------------------------------------------------------------------------------------
CLASS B                                        1 YEAR                                LIFE
-------                                        ------                           (SINCE 3/16/95)
                                                                                ---------------

One Group Kentucky Municipal Bond Fund          3.81%                               4.45%

Lehman Brothers 7 Year Municipal
Bond Index(2)

Lipper Intermediate Municipal Bond
Funds Index(3)

-------------------------------------------------------------------------------------------------
CLASS I                                        1 YEAR             5 YEARS             LIFE
-------                                        ------             -------        (SINCE 3/12/93)
                                                                                 ---------------

One Group Kentucky Municipal Bond Fund          2.05%              5.77%             4.96%

Lehman Brothers 7 Year Municipal Bond
Index(2)

Lipper Intermediate Municipal Bond
Funds Index(3)

-------------------------------------------------------------------------------------------------

1 Performance for Class A shares is based on Class I performance adjusted to reflect applicable sales loads.

2 The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Kentucky Municipal Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

3 The Lipper Intermediate Municipal Bond Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

FEES AND EXPENSES OF THE KENTUCKY MUNICIPAL BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C         CLASS I
investment)(1)

Maximum Sales Charge                                    4.50%            None          None             None
(Load)  Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                None(2)            5.00%         1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                           None            None          None             None

Exchange Fee                                             None            None          None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .45%             .45%          .45%             .45%

Distribution [and/or                                     .35%            1.00%         1.00%            None
Service] (12b-1) Fees

Other Expenses                                           .27%             .27%          .27%             .27%

Total Annual Fund Operating                             1.07%            1.72%         1.72%             .72%
Expenses

Fee Waiver [and/or Expense                              (.17%)           (.17%)        (.17%)           (.07%)
Reimbursement](4)

Net Expenses                                             .90%            1.55%         1.55%             .65%
-------------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, 1.55% for Class B shares, 1.55% for Class C, and .65% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIOD SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------------------------------------------------------------------------
                 CLASS A                   CLASS B(2)                        CLASS C                CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $538             $158            $658             $158             $258            $66
3 Years           $759             $525            $825             $525             $525            $223
5 Years           $998             $917            $1,117           $917             $917            $394
10 Years          $1,682           $1,844          $1,844           $2,016           $2,016          $888
----------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $554
      Class B (no redemption)      $175
      Class B (with redemption)    $675
      Class C (no redemption)      $175
      Class C (with redemption)    $275
      Class I                      $74


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP LOUISIANA MUNICIPAL BOND FUND

WHAT IS THE GOAL OF THE LOUISIANA MUNICIPAL BOND FUND?

The Fund seeks current income exempt from Federal income tax and Louisiana personal income tax, consistent with the preservation of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE LOUISIANA MUNICIPAL BOND FUND?

The Fund invests in municipal securities issued by or on behalf of the state of Louisiana and its respective authorities, political subdivisions, agencies and instrumentalities. The interest paid on Louisiana municipal securities is exempt from Federal income tax and Louisiana personal income tax. A portion of the Fund's total assets also may be invested in municipal securities issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Louisiana Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE LOUISIANA MUNICIPAL BOND FUND?

The main risks of investing in the Louisiana Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Louisiana Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Louisiana Municipal Bond Fund.

         Non-Diversification: The Louisiana Municipal Bond Fund is "non-diversified". This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

         Geographic Concentration: Because the Louisiana Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Louisiana, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Louisiana economy is heavily dependent on a single industry, in this case energy (oil and gas). Louisiana continues to recover from the oil price declines of the mid-1980's, although its debt burden is well above that of other states, while wealth and income indicators are below the national average. Louisiana's average employment growth for the past five years is the highest since 1982. Economic growth is expected to follow the national trend and slow over the next five years.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.


         Portfolio Quality. The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE LOUISIANA MUNICIPAL BOND FUND PERFORMED?

By showing the variability of the Louisiana Municipal Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE LOUISIANA MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                      TOTAL RETURN (PER CALENDAR YEAR)(1)

         CLASS I SHARES

         1990             7.41%
         1991             9.93%
         1992             7.97%
         1993            10.35%
         1994            -3.25%
         1995            12.02%
         1996             4.39%
         1997             7.40%
         1998             5.59%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.51%.

         BEST QUARTER:    4.81%     1Q 1995; WORST QUARTER:  -4.19%    1Q 1994
                      ---------------------                -------------------


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return table do include applicable sales charges.

---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

---------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------       (SINCE 12/29/89)(2)
                                                                               -------------------

One Group Louisiana Municipal Bond Fund       -2.87%             4.38%              5.72%

Lehman Brother 7 Year Municipal Bond
Index(2)

Lipper Intermediate Municipal Bond
Funds Index(3)

---------------------------------------------------------------------------------------------------
CLASS B                                       1 YEAR                                 LIFE
-------                                       ------                           (SINCE 9/16/94)(2)
                                                                               ------------------

One Group Louisiana Municipal Bond            -3.75%                                  4.26%
Fund

 Lehman Brothers 7 Year Municipal
Bond Index(2)

Lipper Intermediate Municipal Bond
Funds Index(3)

---------------------------------------------------------------------------------------------------
CLASS I                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 12/29/89)
                                                                                ---------------

One Group Louisiana Municipal Bond             1.92%              5.46%             6.29%
Fund

Lehman Brothers 7 Year Municipal Bond
Index(2)

Lipper Intermediate Municipal Bond
Funds Index(3)

-------------------------------------------------------------------------------------------------

1. Performance for Class I shares is based on Class A performance adjusted to reflect the absence of sales charges.

2. The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Louisiana Municipal Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

3. The Lipper Intermediate Municipal Bond Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

FEES AND EXPENSES OF THE LOUISIANA MUNICIPAL BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C         CLASS I
investment)(1)

Maximum Sales Charge                                     4.50%            None          None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                None(2)             5.00%         1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                           None             None          None             None

Exchange Fee                                             None             None          None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                  .60%             .60%          .60%             .60%

Distribution [and/or                                      .35%            1.00%         1.00%            None
Service] (12b-1) Fees

Other Expenses                                            .24%             .24%          .24%             .24%

Total Annual Fund Operating                              1.19%            1.84%         1.84%             .84%
Expenses

Fee Waiver [and/or Expense                               (.29%)           (.29%)        (.29%)           (.19%)
Reimbursement](4)

Net Expenses                                              .90%            1.55%         1.55%             .65%
-------------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and .65% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------------------------------------------------------------------------
                 CLASS A                  CLASS B(2)                        CLASS C                 CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $538             $158            $658             $158             $258            $66
3 Years           $783             $550            $850             $550             $550            $249
5 Years           $1,048           $969            $1,169           $969             $969            $447
10 Years          $1,804           $1,964          $1,964           $2,135           $2,135          $1,020
----------------------------------------------------------------------------------------------------------------

1.Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $566
      Class B (no redemption)      $187
      Class B (with redemption)    $687
      Class C (no redemption)      $187
      Class C (with redemption)    $287
      Class I                      $86


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP MICHIGAN MUNICIPAL BOND FUND

WHAT IS THE GOAL OF THE MICHIGAN MUNICIPAL BOND FUND?

The Fund seeks current income exempt from Federal income tax and Michigan personal income tax, consistent with the preservation of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE MICHIGAN MUNICIPAL BOND FUND?

The Fund invests in municipal securities issued by or on behalf of the state of Michigan and its respective authorities, political subdivisions, agencies and instrumentalities. The interest paid on Michigan municipal securities is exempt from Federal income tax and Michigan personal income tax. A portion of the Fund's total assets also may be invested in municipal securities issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Michigan Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MICHIGAN MUNICIPAL BOND FUND?

The main risks of investing in the Michigan Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Michigan Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Michigan Municipal Bond Fund.

         Non-Diversification: The Michigan Municipal Bond Fund is
         "non-diversified". This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

         Geographic Concentration: Because the Michigan Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Michigan, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the State and local governments because of its impact on tax sources, particularly sales taxes, income taxes, and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer a substantial part of the financing of education costs from local property taxes to sales taxes and other taxes imposed at the State level.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.


         Portfolio Quality. The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE MICHIGAN MUNICIPAL BOND FUND PERFORMED?

By showing the variability of the Michigan Municipal Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MICHIGAN MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these were included, the return would be lower than those shown.

                      TOTAL RETURN (PER CALENDAR YEAR)(1)

         CLASS I

         1994               -5.37%
         1995               16.43%
         1996                3.46%
         1997                9.42%
         1998                5.92%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.46%.

        BEST QUARTER:     6.71%    1Q 1995; WORST QUARTER:  -5.52%    1Q 1994
                          ----------------                  -----------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 2/1/93)
                                                                                --------------

One Group Michigan Municipal Bond Fund          -3.03%              5.55%              4.97%

Lehman Brother Michigan Municipal
Bond Index(1)

Lipper Michigan Municipal Bond Funds
Index(3)

-------------------------------------------------------------------------------------------------
CLASS B                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 2/1/93)(2)
                                                                                -----------------

One Group Michigan Municipal Bond Fund          4.05%               5.55%              5.37%

Lehman Brothers Michigan Municipal
Bond Index(1)

Lipper Michigan Municipal Bond Funds
Index(3)

-------------------------------------------------------------------------------------------------
CLASS I                                        1 YEAR             5 YEARS              LIFE
                                               ------             -------         (SINCE 2/1/93)
                                                                                  --------------

One Group Michigan Municipal Bond Fund          1.75%               6.46%              5.84%

Lehman Brothers Michigan Municipal
Bond Index(1)

Lipper Michigan Municipal Bond Funds
Index(3)

-------------------------------------------------------------------------------------------------

1. The Lehman Brothers Michigan Municipal Bond Index is an unmanaged index generally representative of the Michigan Municipal Bond Market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Michigan Municipal Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

2. Performance for Class B shares is based on Class A share performance adjusted to reflect applicable sales charges.

3. The Lipper Michigan Municipal Band Fund Index is comprised of funds that limit their assets to those securities that are exempt from taxation in a specific state (double tax-exempt) or city (triple tax-exempt).

FEES AND EXPENSES OF THE MICHIGAN MUNICIPAL BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    4.50%            None          None             None
(Load)  Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                None(2)            5.00%         1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                           None            None          None             None

Exchange Fee                                             None            None          None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .45%            .45%          .45%             .45%

Distribution [and/or                                     .35%           1.00%         1.00%             None
Service] (12b-1) Fees

Other Expenses                                           .27%            .27%          .27%             .27%

Total Annual Fund Operating                             1.07%           1.72%         1.72%             .72%
Expenses

Fee Waiver [and/or Expense                              (.17%)          (.17%)        (.17%)           (.07%)
Reimbursement](4)

Net Expenses                                             .90%           1.55%         1.55%             .65%
--------------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, and .65% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------------------------------------------------------------------------
                 CLASS A                  CLASS B(2)                         CLASS C                CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $538             $158            $658             $158             $258            $66
3 Years           $759             $525            $825             $525             $525            $223
5 Years           $998             $917            $1,117           $917             $917            $394
10 Years          $1,682           $1,844          $1,844           $2,016           $2,016          $888
----------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $554
      Class B (no redemption)      $175
      Class B (with redemption)    $675
      Class C (no redemption)      $175
      Class C (with redemption)    $275
      Class I                      $74


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP OHIO MUNICIPAL BOND FUND

WHAT IS THE GOAL OF THE OHIO MUNICIPAL BOND FUND?

The Fund seeks current income exempt from Federal income tax and Ohio personal income tax, consistent with the preservation of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE OHIO MUNICIPAL BOND FUND?

The Fund invests in municipal securities issued by or on behalf of the state of Ohio and its respective authorities, political subdivisions, agencies and instrumentalities. The interest paid on Ohio municipal securities is exempt from Federal income tax and Ohio personal income tax. A portion of the Fund's total assets also may be invested in municipal securities issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The Ohio Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE OHIO MUNICIPAL BOND FUND?

The main risks of investing in the Ohio Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Ohio Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the Ohio Municipal Bond Fund.

         Non-Diversification: The Ohio Municipal Bond Fund is "non-diversified". This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

         Geographic Concentration: Because the Ohio Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities or the ability of issuers to make timely payments of interest and principal.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of a Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.


         Portfolio Quality. The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE OHIO MUNICIPAL BOND FUND PERFORMED?

By showing the variability of the Ohio Municipal Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE OHIO MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                       TOTAL RETURN (PER CALENDAR YEAR)(1)

         CLASS I SHARES

         1992                8.54%
         1993               11.52%
         1994               -4.71%
         1995               13.28%
         1996                4.15%
         1997                7.46%
         1998                5.64%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.33%.

       BEST QUARTER:  3.93%   1Q 1993; WORST QUARTER:  -4.71   1Q 1994
                      ---------------                  ---------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                     1 YEAR              5 YEARS               LIFE
-------                                     ------              ------          (SINCE 2/18/92)
                                                                                ---------------

One Group Ohio Municipal Bond Fund          -2.96%              4.34%               4.98%

Lehman Brother 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond
Funds Index(2)

-------------------------------------------------------------------------------------------------
CLASS B                                     1 YEAR              5 YEARS              LIFE
-------                                     ------              -------         (SINCE 1/14/94)
                                                                                ---------------

One Group Ohio Municipal Bond Fund          -3.84%              4.33%               3.34%

Lehman Brothers 7 Year Municipal
Bond Index(1)

Lipper Intermediate Municipal Bond
Funds Index(2)

-------------------------------------------------------------------------------------------------
CLASS I                                     1 YEAR             5 YEARS               LIFE
--------                                   ------              -------          (SINCE 7/2/91)
                                                                                --------------

One Group Ohio Municipal Bond Fund           1.84%              5.57%               6.20%

Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond
Funds Index(2)

-------------------------------------------------------------------------------------------------

1 The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment group municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Arizona Municipal Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

2 The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

FEES AND EXPENSES OF THE OHIO MUNICIPAL BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    4.50%            None          None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                   None(2)         5.00%         1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                           None            None          None             None

Exchange Fee                                             None            None          None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .60%            .60%          .60%             .60%

Distribution [and/or                                     .35%           1.00%         1.00%             None
Service] (12b-1) Fees

 Other Expenses                                          .23%            .23%          .23%             .23%

Total Annual Fund Operating                             1.18%           1.83%         1.83%             .83%
Expenses

Fee Waiver [and/or Expense                              (.31%)          (.31%)        (.31%)           (.21%)
Reimbursement](4)

Net Expenses                                             .87%           1.52%         1.52%             .62%
--------------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .87% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares, and .62% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------------------------------------------------------------------------
                 CLASS A                  CLASS B(2)                         CLASS C                CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $535             $155            $655             $155             $255            $63
3 Years           $779             $545            $845             $545             $545            $244
5 Years           $1,041           $961            $1,161           $961             $961            $440
10 Years          $1,791           $1,952          $1,952           $2,123           $2,123          $1,006
----------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $565
      Class B (no redemption)      $186
      Class B (with redemption)    $686
      Class C (no redemption)      $186
      Class C (with redemption)    $286
      Class I                      $85


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND

WHAT IS THE GOAL OF THE WEST VIRGINIA MUNICIPAL BOND FUND?

The Fund seeks current income exempt from Federal income tax and West Virginia personal income tax, consistent with the preservation of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WEST VIRGINIA MUNICIPAL BOND
FUND?

The Fund invests in municipal securities issued by or on behalf of the state of West Virginia and its respective authorities, political subdivisions, agencies and instrumentalities. The interest paid on West Virginia municipal securities is exempt from Federal income tax and West Virginia personal income tax. A portion of the Fund's total assets also may be invested in municipal securities issued by other states and territories. The Fund's average weighted maturity normally will range between five and 20 years. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over market cycles. The West Virginia Municipal Bond Fund spreads its holdings across various security types within the municipal securities market. Banc One Investment Advisors selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk, and structural risk. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE WEST VIRGINIA MUNICIPAL BOND FUND?

The main risks of investing in the West Virginia Municipal Bond Fund and the circumstances likely to adversely affect your investment are described below. The share price of the West Virginia Municipal Bond Fund will change every day in response to market conditions. You may lose money if you invest in the West Virginia Municipal Bond Fund.

         Non-Diversification: The West Virginia Municipal Bond Fund is "non-diversified". This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

         Geographic Concentration: Because the West Virginia Municipal Bond Fund is not diversified and because it concentrates its investments in the securities of issuers in West Virginia, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation and a reduced demand for coal has adversely affected that industry. West Virginia's unemployment rate is above the national average.

         Interest Rate Risk: The Fund invests mainly in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decrease. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

         Derivatives: The Fund may invest in securities that are considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.


         Portfolio Quality. The Fund may invest in municipal securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE WEST VIRGINIA MUNICIPAL BOND FUND PERFORMED?

By showing the variability of the West Virginia Municipal Bond Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE WEST VIRGINIA MUNICIPAL BOND FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                       TOTAL RETURN (PER CALENDAR YEAR)(1)

         CLASS I SHARES

         1989                7.54%
         1990                7.16%
         1991                9.01%
         1992                6.93%
         1993                7.73%
         1994               -0.12%
         1995               10.66%
         1996                4.71%
         1997                7.87%
         1998                5.87%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was -1.66%. The West Virginia Municipal Bond Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines, and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The quoted performance of the Fund for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

       BEST QUARTER:  4.06%       1Q 1995; WORST QUARTER:  -2.04%    2Q 1999
                      -------------------                  -----------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

---------------------------------------------------------------------------------------------------------------------
CLASS A                                        1 YEAR            5 YEARS           10 YEARS               LIFE
-------                                        ------            -------           --------       (SINCE 12/31/83)(2)
                                                                                                  -------------------

One Group West Virginia Municipal             -3.21%                4.13%              5.36%             6.45%
Bond Fund

Lehman Brother 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond
Funds Index(3)

---------------------------------------------------------------------------------------------------------------------
CLASS B                                       1 YEAR             5 YEARS           10 YEARS              LIFE
-------                                       ------             -------           --------       (SINCE 12/31/83)(2)
                                                                                                  -------------------

One Group West Virginia Municipal             -4.04%                4.11%              5.19%             6.09%
Bond Fund

Lehman Brothers 7 Year Municipal
Bond Index(1)

Lipper Intermediate Municipal Bond
Funds Index(3)

---------------------------------------------------------------------------------------------------------------------
CLASS I                                       1 YEAR             5 YEARS           10 YEARS              LIFE
-------                                       ------             -------           --------       (SINCE 12/31/83)(2)
                                                                                                  -------------------

One Group West Virginia Municipal             1.71%                 5.31%              6.09%             7.01%
Bond Fund

Lehman Brothers 7 Year Municipal Bond
Index(1)

Lipper Intermediate Municipal Bond
Funds Index(3)
---------------------------------------------------------------------------------------------------------------------

1. The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group West Virginia Municipal Bond Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

2. The West Virginia Municipal Bond Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for period prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with the Fund. The quoted performance of the Fund for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

3. The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

FEES AND EXPENSES OF THE WEST VIRGINIA MUNICIPAL BOND FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C         CLASS I
investment)(1)

Maximum Sales Charge                                    4.50%            None          None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                   None(2)         5.00%         1.00%            None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                           None            None          None             None

Exchange Fee                                             None            None          None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .45%            .45%          .45%             .45%

Distribution [and/or                                     .35%           1.00%         1.00%             None
Service] (12b-1) Fees

Other Expenses                                           .27%            .27%          .27%             .27%

Total Annual Fund Operating
Expenses                                                1.07%           1.72%         1.72%             .72%

Fee Waiver [and/or Expense                              (.17%)          (.17%)        (.17%)           (.07%)
Reimbursement](4)

Net Expenses                                             .90%           1.55%         1.55%             .65%
-------------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, and .65% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM TO THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

----------------------------------------------------------------------------------------------------------------
                 CLASS A                   CLASS B(2)                        CLASS C                CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $538             $158            $658             $158             $258            $66
3 Years           $759             $525            $825             $525             $525            $223
5 Years           $998             $917            $1,117           $917             $917            $394
10 Years          $1,682           $1,844          $1,844           $2,016           $2,016          $888
----------------------------------------------------------------------------------------------------------------

1.Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $554
      Class B (no redemption)      $175
      Class B (with redemption)    $675
      Class C (no redemption)      $175
      Class C (with redemption)    $275
      Class I                       $74

2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

MORE ABOUT THE FUNDS

Each of the ten funds described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this Prospectus are designed to produce income exempt from Federal and/or state income tax. The principal investment strategies that are used to meet each Fund's investment objective are described in Fund
Summaries: Investments, Risk & Performance in the front of this Prospectus. They are also described below.

                  --------------------------------------------------------------
                                    FUNDAMENTAL POLICIES

                  Each Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.
                  --------------------------------------------------------------


There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

         ONE GROUP SHORT-TERM MUNICIPAL BOND FUND. The Fund invests at least 80% of its net assets in investment grade municipal securities, as well as mortgage-backed securities and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

          - As a matter of fundamental policy, the Fund invests as least 65% of its total assets in bonds.

          - The Fund will, from time to time, invest more than 25% of its net assets in municipal housing authority obligations.

          - Up to 20% of the Fund's total assets may be held in cash and cash equivalents.

          - The Fund's average weighted maturity normally will be three years or less.

         ONE GROUP INTERMEDIATE TAX-FREE BOND FUND. The Fund invests at least 80% of its net assets in investment grade municipal securities, including restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

          - As a matter of fundamental policy, the Fund invests at least 65% of its total assets in bonds.

          - The Fund's average weighted maturity normally will range between three and 10 years.

               ----------------------------------------------------------------
                             What is Average Weighted Maturity?

               Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a fund. Average maturity is important to bond investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a fund's name refer to the average maturity the fund maintains.
               ----------------------------------------------------------------


          ONE GROUP TAX-FREE BOND FUND. The Fund invests at least 80% of its net assets in investment grade municipal securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

          - As a matter of fundamental policy, the Fund invests as least 65% of its total assets in bonds.

          - Up to 20% of the Fund's total assets may be held in cash and cash equivalents.

          -    The Fund may invest in securities without regard to maturity.

         ONE GROUP MUNICIPAL INCOME FUND. The Fund invests at least 80% of its net assets in investment grade municipal securities, as well as mortgage-backed securities and restricted securities. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

          - As a matter of fundamental policy, the Fund invests as least 65% of its total assets in bonds.

          - As a matter of fundamental policy, the Fund will not invest more than 25% of its net assets:

               (i)  in securities within a single industry; or

               (ii) in securities of governmental units or issuers in the same state, territory, or possession. However, from time to time, the Fund will invest more than 25% of its net assets in municipal housing authority obligations.

          - The Fund's average weighted maturity will range from five to 15 years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.

         ONE GROUP ARIZONA MUNICIPAL BOND FUND. The Fund invests at least 80% of its total assets in municipal securities issued by or on behalf of the State of Arizona and its respective authorities, political subdivisions, agencies and instrumentalities. This is a fundamental policy.

          - The Fund also may invest up to 20% of its total assets in municipal securities of other states and territories.

          - The Fund will purchase Arizona municipal securities only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from Federal income tax and Arizona personal income tax.

          - The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

          - The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

         ONE GROUP KENTUCKY MUNICIPAL BOND FUND. The Fund invests at least 80% of its total assets in municipal securities that are exempt from Federal income tax. Alternatively, the Fund invests its assets so that 80% of its annual interest income is exempt from Federal income tax. The Fund invests at least 65% of its total assets in securities issued by or on behalf of the State of Kentucky and its respective authorities, political subdivisions, agencies and instrumentalities. These are fundamental policies.

          - The Fund also may invest up to 35% of its total assets in municipal securities of other states and territories.

          - The Fund will purchase Kentucky municipal securities only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from Federal income tax and Kentucky personal income tax.

          - The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

          - The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


         ONE GROUP LOUISIANA MUNICIPAL BOND FUND. The Fund invests at least 80% of its total assets in municipal securities issued by or on behalf of the State of Louisiana and its respective authorities, political subdivisions, agencies and instrumentalities. This is a fundamental policy.

          - The Fund also may invest up to 20% of its total assets in municipal securities of other states and territories.

          - The Fund will purchase Louisiana municipal securities only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from Federal income tax and Louisiana personal income tax.

          - The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

          - The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.

         ONE GROUP MICHIGAN MUNICIPAL BOND FUND. The Fund invests at least 80% of its total assets in municipal securities issued by or on behalf of the State of Michigan and its respective authorities, political subdivisions, agencies and instrumentalities. This is a fundamental policy.

         - The Fund also may invest up to 20% of its total assets in municipal securities of other states and territories.
         - The Fund will purchase Michigan municipal securities only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from Federal income tax and Michigan personal income tax.
         - The securities in which the Fund invests may have fixed rates of return or floating or variable rates.
         - The Fund may invest in securities without regard to any maturity.
         - The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


         ONE GROUP OHIO MUNICIPAL BOND FUND. The Fund invests at least 80% of its total assets in municipal securities issued by or on behalf of the State of Ohio and its respective authorities, political subdivisions, agencies and instrumentalities. This is a fundamental policy.

         - The Fund also may invest up to 20% of its total assets in municipal securities of other states and territories.
         - The Fund will purchase Ohio municipal securities only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from Federal income tax and Ohio personal income tax.
         - The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

         ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND. The Fund invests at least 80% of its total assets in municipal securities issued by or on behalf of the State of West Virginia and its respective authorities, political subdivisions, agencies and instrumentalities. This is a fundamental policy.

         - The Fund also may invest up to 20% of its total assets in municipal securities of other states and territories.
         - The Fund will purchase West Virginia municipal securities only if it receives assurances from attorneys for the issuer of the securities that the interest payable on the securities is exempt from Federal income tax and West Virginia personal income tax.
         - The securities in which the Fund invests may have fixed rates of return or floating or variable rates.
         - The Fund's average weighted maturity normally will be between five and 20 years, although the Fund may invest in securities with any maturity.


INVESTMENT RISKS

The main risks of investing in the Funds is are described in the Fund Summaries. Additional risk information is described below.

DERIVATIVES. The Funds may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                  ----------------------------------------------------------
                              WHAT IS A DERIVATIVE?

                  Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
                  ----------------------------------------------------------

PREPAYMENT AND CALL RISK: The Funds may invest in a portion of their assets in mortgage-backed securities. These securities are subject to prepayment and call risk. The issuers of mortgage-backed and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover premiums paid for the securities, resulting in unexpected capital loss.

INVESTMENT POLICIES

Each Fund's investment objective and the following investment policies summarized below are fundamental. In addition to the fundamental policies mentioned in PRINCIPAL INVESTMENT STRATEGIES, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

INVESTMENT POLICIES FOR SPECIFIC FUNDS

The Intermediate Tax-Free Bond Fund and the Municipal Income Fund may not:

1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies to 75% of a Fund's total assets.

2. Concentrate in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities, and with respect to the Municipal Income Fund, housing authority obligations. Private activity bonds that are backed only by the assets and revenues of a non-governmental issuer are not municipal securities for purposes of this restriction.

The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, and the Michigan Municipal Bond Fund may not:

1. Purchase the securities of an issuer if as a result more than 25% of its total assets would be invested in the securities of that issuer. This restriction applies with respect to 50% of a Fund's total assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer. This restriction does not apply to securities issued or guaranteed by the United States, its agencies, or instrumentalities, securities of regulated investment companies, and repurchase agreements involving such securities.

2. Concentrate their investment in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include:

         - Obligations issued or guaranteed by the United States government or its agencies and instrumentalities and repurchase agreements involving such securities; and

         - Municipal securities. With respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, private activity bonds that are backed only by the assets and revenues of a non-governmental issuer are not municipal securities for purposes of this restriction.


INVESTMENT POLICIES FOR ALL FUNDS

None of the Funds may make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies are set forth in the Statement of Additional Information.

PORTFOLIO QUALITY Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to debt securities (i.e., bonds). Generally, ratings are divided into two main categories:
"Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Funds only purchase securities that meet the rating criteria described below.

         - Municipal Securities that are bonds must be rated as investment grade.
         - Other securities such as taxable and tax-exempt commercial paper, notes, and variable demand obligations must be rated in one of the two highest investment grade categories.
         - The Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody's or SP-2 by S&P. These securities may have speculative characteristics.

If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives.

       ------------------------------------------------------------------------
                           WHAT IS A CASH EQUIVALENT?

         Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.
       ------------------------------------------------------------------------

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1999 is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-        The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays:
         New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders may be cancelled if the Fund's Custodian, State Street Bank and Trust Company, does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.


HOW MUCH DO SHARES COST?

-        Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1.       Read the prospectus carefully.

2.       Decide how much you want to invest.

         - The minimum initial investment is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates).

         -        Subsequent investments must be at least $25 per Fund .

         - You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled WHAT KIND OF SHARES CAN I BUY? provides information that can help you choose the appropriate share class.

         -        The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire) payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

         If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does in accept "third party checks". Checks made payable to any individual and endorsed to One Group are considered third party checks. All checks must be payable to one of the following:

          -     One Group Mutual Funds;
          -     State Street Bank and Trust Company; or
          -     The specific Fund in which you are investing.

         Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Authorize a bank transfer or initiate a wire transfer to the following wire address:

         State Street Bank and Trust Company
         Attn: Custody & Shareholder Services
         ABA 011 000 028
         DDA 99034167
         FBO One Group Fund (ex: One Group Intermediate Tax-Free Bond Fund--A) Your Account Number (ex: 123456789)
         Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund, but minimum automatic additions are only $25 per Fund. The One Group Services Company may waive these minimums.
To establish a Systematic Investment Plan:

-        Select the "Systematic Investment Plan" option on the Account
         Application Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

- One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

- You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528


CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                            SALES CHARGE           SALES CHARGE            COMMISSION
                            AS A % OF THE             AS A %                 AS A %
AMOUNT OF PURCHASES        OFFERING PRICE       OF YOUR INVESTMENT      OF OFFERING PRICE
-------------------        --------------       ------------------      ------------------
Less than $100,000               4.50%                   4.71%                4.05%
$100,000-$249,999                3.50%                   3.63%                3.05%
$250,000-$499,999                2.50%                   2.56%                2.05%
$500,000-$999,999                2.00%                   2.04%                1.60%
$1,000,000*                      0.00%                   0.00%                0.00%

If you buy Class A shares of the Short-Term Municipal Bond Fund, the following table shows the amount of sales charge and the commissions paid to Shareholder Servicing Agents.

                                        SALES CHARGE                 SALES CHARGE                     COMMISSION
                                        AS A % OF THE                   AS A %                          AS A %
AMOUNT OF PURCHASES                    OFFERING PRICE             OF YOUR INVESTMENT               OF OFFERING PRICE
-------------------                    --------------             ------------------               -----------------
Less than $100,000                           3.00%                         3.09%                         2.07%
$100,000-$249,999                            2.50%                         2.56%                         2.18%
$250,000-$499,999                            2.00%                         2.04%                         1.64%
$500,000-$999,999                            1.50%                         1.52%                         1.20%
$1,000,000*                                  0.00%                         0.00%                         0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                          CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE               AMOUNT SUBJECT TO CHARGE
                     --------------------               ------------------------
                              0-1                                 5.00%
                              1-2                                 4.00%
                              2-3                                 3.00%
                              3-4                                 3.00%
                              4-5                                 2.00%
                              5-6                                 1.00%
                          more than 6                             0.00%

Or if you redeem Class B shares of the Short-Term Municipal Bond Fund prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE         AMOUNT SUBJECT TO CHARGE
                     --------------------         ------------------------
                              0-1                           3.00%
                              1-2                           3.00%
                              2-3                           2.00%
                              3-4                           1.00%
                          more than 4                       0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares of all the Funds except for the Short-Term Municipal Bond Fund. Shareholder Servicing Agents receive a commission of 2.75% of the purchase price of Class B shares of the Short-Term Municipal Bond Fund.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                        CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE             AMOUNT SUBJECT TO CHARGE
                     --------------------             ------------------------
                              0-1                               1.00%
                       After first year                          none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- No CDSC is imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares acquired through dividend reinvestment followed by shares you have held for the longest time and thus have the lowest CDSC.

- If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.


12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees. These fees are called "12b-1 fees". 12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-        The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

         2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90%. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

         3.       There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by financing the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and .90% of the average daily net assets of Class A and Class B shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor)

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Fund if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

         -        One Group.

         -        Bank One Corporation and its subsidiaries and affiliates.

         - The One Group Services Company and its subsidiaries and affiliates.

         - State Street Bank and Trust Company and its subsidiaries and affiliates.

         - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

         - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

         - Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

         - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

         - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

         - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7.       Bought with assets of One Group.

8. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Fund:

1. If you withdraw, no more than 10% of the value of your account in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I Pay a Sales Charge on an Exchange?

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Fund:

1. If you withdraw, no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age
         70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I Pay a Sales Charge on an Exchange?

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.


EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

- Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

- Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

-        State Street Bank and Trust Company receives the request by 4:00 p.m.,
         ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

-        You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

-        You will pay a sales charge if you bought Class A shares of a Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

-        You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Fund is open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         One Group
         c/o State Street Bank and Trust Company
         P.O. Box 8528
         Boston, MA 02266-8528

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.       the redemption is for $50,000 worth of shares or less;

         2.       the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.       a designated commercial bank; or

         2.       your Shareholder Servicing Agent.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Funds will attempt to honor requests for same day payment if the request is received before 4:00 p.m. ET. If redemption requests are received after 4:00 p.m. ET, the Funds will attempt to wire payment the next business day.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

- If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

-        Select the "Systematic Withdrawal Plan" option on the Account
         Application Form.

- Specify the amount you wish to receive and the frequency of the payments.

-        You may designate a person other than yourself as the payee.

-        There is no charge for this service.

-        If you select this option, please keep in mind that:

         1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

         2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% annually. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales charge.

         3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

         4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

-        One Group may suspend your ability to redeem when:

         1.       Trading on the New York Stock Exchange ("NYSE") is restricted.

         2.       The NYSE is closed (other than weekend and holiday closings).

         3.       The SEC has permitted a suspension.

         4.       An emergency exists.

         The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.


SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call The One Group Services Company at 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

FEDERAL TAXATION OF DISTRIBUTIONS

Exempt-Interest Dividends. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to you. Generally, exempt-interest dividends are excludable from gross income. However:

1. If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.

2. Receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders.

Interest on Private Activity Bonds: The Municipal Income Fund, the Short-Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the Federal alternative minimum tax ("Private Activity Bonds"). The Intermediate Tax-Free Bond Fund and the Tax-Free Bond Fund may invest as much as 20% of their assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from those Funds subject to Federal income tax. Additionally, corporate shareholders will be required to take the interest on municipal securities (including municipal securities of each Fund's respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of facilities financed by Private Activity Bonds or who are "related persons" of such substantial users should consult their tax advisors before investing in the Funds.

Investment Income and Capital Gains Dividends. Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, other than "exempt-interest dividends," will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net investment income, if any, will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

State and Local Taxation of Distributions: Dividends that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The funds will notify you annually of the percentage of income and distributions derived from U.S. government obligations. Unless otherwise discussed below, investment income and capital gains dividends may be subject to state and local taxes.

Louisiana Taxes: Distributions from the Louisiana Municipal Bond Fund, which are derived from interest on tax-exempt obligations of the State of Louisiana or its political subdivisions and certain obligations of the United States or its territories, are exempt from Louisiana income tax.

Arizona Taxes: Exempt-interest dividends from the Arizona Municipal Bond Fund, which are derived from interest on tax-exempt obligations of the State of Arizona and its political subdivisions and certain obligations of the United States or its territories are exempt from Arizona income tax. Other distributions from the Fund, including those related to long-term and short-term capital gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

West Virginia Taxes: Distributions from the West Virginia Municipal Bond Fund which are derived from interest or dividends on obligations or securities of a West Virginia state or local municipal governmental body generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends received on obligations or securities of the United States and some of its authorities, commissions or instrumentalities.

Kentucky Taxes: Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky Municipal Securities are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the Federal government, repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gain earned by the Fund are includable in each Shareholder's Kentucky adjusted gross income as dividend income and long-term capital gain, respectively, and are both taxed at ordinary income tax rates.

Ohio Taxes: Dividends received from the Ohio Municipal Bond Fund which are derived from interest on Ohio Municipal Securities are exempt from the Ohio personal income tax. In addition, gain from the sale or transfer of certain Ohio Municipal Securities is also exempt from Ohio income tax. Certain Ohio municipalities may have retained the right to tax dividends from the Fund. Corporate investors must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income computation.

Michigan Taxes: Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax, and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Information in the preceding paragraphs in based on the current law as well as current policies of the various state Departments of Taxation, all of which may change.


TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111, or visit www.onegroup.com.

REPORTING

         In September and March you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to One Group Mutual Funds since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentages of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates.

                                                  ANNUAL RATE AS PERCENTAGE
                                                  OF AVERAGE DAILY NET ASSETS


One Group Short-Term Municipal Income Fund                  .31%
One Group Intermediate Tax-Free Bond Fund                   .39%
One Group Tax-Free Bond Fund*                               .40%
One Group Municipal Income Fund                             .35%
One Group Arizona Municipal Bond Fund                       .41%
One Group Kentucky Municipal Bond Fund                      .36%
One Group Louisiana Municipal Bond Fund                     .38%
One Group Michigan Municipal Bond Fund*                     .39%
One Group Ohio Municipal Bond Fund                          .33%
One Group West Virginia Municipal Bond Fund                 .37%

* In March 1999, the Pegasus Funds and One Group Mutual Funds merged. The investment advisory fee includes fees paid to First Chicago NBD Investment Management Company, an affiliate of Banc One Investment Advisors, as advisor to the Pegasus Funds.


THE FUND MANAGERS

The Fund is managed by a team of portfolio managers, research analysts and fixed income traders. The team works together to establish general duration and sector strategies for the Fund. Each team member makes recommendations about securities in the Fund. The research analysts and trading personnel provide individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.

YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign subcustodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements are incorporated in the Statement of Additional Information, which is available upon request.

ONE GROUP(R) SHORT-TERM MUNICIPAL BOND FUND  Financial Highlights

                                                                                                        PERIOD ENDED
                                                                              PERIOD ENDED              DECEMBER 31,
CLASS I                                                                       JUNE 30, 1999                1998(a)
-------                                                                       -------------                -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                     $  10.00
Investment Activities:
  Net investment income                                                                                      0.25
  Net realized and unrealized gains (losses) from investments
    and futures                                                                                              0.16
Total from Investment Activities                                                                             0.41
Distributions:
  Net investment income                                                                                     (0.25)
  From net realized gain                                                                                    --
Total Distributions                                                                                         (0.25)
NET ASSET VALUE, END OF PERIOD                                                                           $  10.16
Total Return                                                                                                 4.15%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                      $118,296
  Ratio of expenses to average net assets                                                                    0.61%(b)
  Ratio of net investment income to average net assets                                                       3.75%(b)
  Ratio of expenses to average net assets*                                                                   0.70%(b)
  Portfolio Turnover                                                                                        32.23%(c)

*    During the period certain fees were  voluntarily  reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a)For the period May 4, 1998  (commencement of operations)  through
     December 31, 1998.  (b)Annualized.  (c)Not Annualized

                                                                                                           PERIOD ENDED
                                                                                 PERIOD ENDED              DECEMBER 31,
CLASS A                                                                        JUNE 30, 1999                  1998(a)
-------                                                                        -------------                  -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $10.00
Investment Activities:
  Net investment income                                                                                          0.22
  Net realized and unrealized gains (losses)
    from investments and futures                                                                                 0.16
Total from Investment Activities                                                                                 0.38
Distributions:
  Net investment income                                                                                         (0.23)
  From net realized gain                                                                                           --
Total Distributions                                                                                             (0.23)
NET ASSET VALUE, END OF PERIOD                                                                                 $10.15
Total Return                                                                                                     3.89%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                              $559
  Ratio of expenses to average net assets                                                                        0.86%(c)
  Ratio of net investment income to average net assets                                                           3.53%(c)
  Ratio of expenses to average net assets*                                                                       0.99%(c)
  Portfolio Turnover                                                                                            32.23%(b)

*    During the period certain fees were  voluntarily  reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a)For the period May 4, 1998  (commencement of operations)  through
     December 31, 1998.  (b)Not Annualized.  (c)Annualized.

ONE GROUP(R) SHORT-TERM MUNICIPAL BOND FUND  Financial Highlights

                                                                                                           PERIOD ENDED
                                                                              PERIOD ENDED                 DECEMBER 31,
CLASS B                                                                      JUNE 30, 1999                    1998(A)
-------                                                                      -------------                    -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $10.00
Investment Activities:
  Net investment income                                                                                          0.13
  Net realized and unrealized gains (losses) from
    investments and futures                                                                                      0.21
Total from Investment Activities                                                                                 0.34
Distributions:
  Net investment income                                                                                         (0.15)
  From net realized gains                                                                                         --
Total Distributions                                                                                             (0.15)
NET ASSET VALUE, END OF PERIOD                                                                                 $10.19
Total Return                                                                                                     3.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                            $  112
  Ratio of expenses to average net assets                                                                        1.61%(c)
  Ratio of net investment income to average net assets                                                           2.43%(c)
  Ratio of expenses to average net assets*                                                                       1.68%(c)
  Portfolio Turnover                                                                                            32.23%(b)

*    During the period certain fees were voluntarily  reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a)For the period May 4, 1998  (commencement of operations)  through
     December 31, 1998.  (b) Not Annualized.  (c) Annualized.



CLASS C



ONE GROUP INTERMEDIATE TAX-FREE BOND FUND


                                                                           YEAR ENDED JUNE 30,
CLASS I                                           1999           1998             1997            1996           1995
-------                                           ----           ----             ----            ----           ----
NET ASSET VALUE,
   BEGINNING OF PERIOD                                         $  10.92        $  10.67        $  10.64       $  10.49
Investment Activities:
   Net investment income                                           0.52            0.54            0.52           0.54
   Net realized and unrealized
     gains (losses) from
     investments                                                   0.31            0.27            0.04           0.15
Total from Investment Activities                                   0.83            0.81            0.56           0.69
Distributions:
   Net investment income                                          (0.52)          (0.54)          (0.51)         (0.54)
   In excess of net investment
     income                                                         --              --              --             --
   Net realized gains                                             (0.08)          (0.02)          (0.02)           --
   In excess of net realized gains                                  --              --              --             --
Total Distributions                                               (0.60)          (0.56)          (0.53)         (0.54)
NET ASSET VALUE, END OF PERIOD                                 $  11.15        $  10.92        $  10.67       $  10.64
Total Return                                                       7.74%           7.76%           5.39%          6.75%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                           $493,686        $451,089        $217,201       $211,229
   Ratio of expenses to
     average net assets                                            0.60%           0.58%           0.54%          0.53%
   Ratio of net investment
     income to average net assets                                  4.70%           5.05%           4.87%          5.17%
   Ratio of expenses to average
     net assets*                                                   0.81%           0.81%           0.87%          0.88%
   Ratio of net investment income
     to average net assets*                                        4.49%           4.82%           4.54%          4.82%
   Portfolio turnover (a)                                        109.03%          86.89%         111.58%        199.76%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


ONE GROUP INTERMEDIATE TAX-FREE BOND FUND


                                                                       YEAR ENDED JUNE 30,
CLASS A                                    1999       1998       1997         1996        1995
-------                                    ----       ----       ----         ----        ----

NET ASSET VALUE, BEGINNING
   OF PERIOD                                       $  10.91    $ 10.67      $ 10.63     $ 10.48
Investment Activities:
   Net investment income                               0.50       0.51         0.50        0.51
   Net realized and unrealized
     gains (losses) from investments                   0.31       0.26         0.05        0.15
Total from Investment Activities                       0.81       0.77         0.55        0.66
Distributions:
   From net investment income                         (0.50)     (0.51)       (0.49)      (0.49)
   In excess of net investment
     income                                             --         --           --        (0.02)
   Net realized gains                                 (0.08)     (0.02)       (0.02)        --
   In excess of net realized gains                      --         --           --          --
Total Distributions                                   (0.58)     (0.53)       (0.51)      (0.51)
NET ASSET VALUE, END OF PERIOD                     $  11.14    $ 10.91      $ 10.67     $ 10.63
Total Return (Excludes Sales Charge)                   7.50%      7.39%        5.28%       6.49%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                                  $ 14,515    $ 8,457      $ 6,622     $ 5,614
   Ratio of expenses to average
     net assets                                        0.85%      0.83%        0.79%       0.78%
   Ratio of net investment income
     to average net assets                             4.45%      4.75%        4.62%       4.91%
   Ratio of expenses to average
     net assets*                                       1.16%      1.15%        1.22%       1.23%
   Ratio of net investment income
     to average net assets*                            4.14%      4.43%        4.19%       4.46%
   Portfolio turnover(a)                             109.03%     86.89%      111.58%     199.76%

*        During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.





ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND                                                             Financial Highlights

                                                                         YEAR ENDED JUNE 30,
CLASS B                                          1999             1998          1997            1996           1995
-------                                          ----             ----          ----            ----           ----

NET ASSET VALUE,
   BEGINNING OF PERIOD                                        $   10.93     $   10.68        $  10.65         $10.50
Investment Activities:
   Net investment income                                           0.43          0.45            0.43           0.46
   Net realized and
      unrealized gains (losses)
      from investments                                             0.31          0.27            0.04           0.14
Total from Investment
   Activities                                                      0.74          0.72            0.47           0.60
Distributions:
   From net investment income                                     (0.43)        (0.45)          (0.42)         (0.45)
   Net realized gains                                             (0.08)        (0.02)          (0.02)           --
   In excess of net
      realized gains                                                --            --              --             --
Total Distributions                                               (0.51)        (0.47)          (0.44)         (0.45)
NET ASSET VALUE, END
   OF PERIOD                                                  $   11.16     $   10.93        $  10.68         $10.65
Total Return (Excludes
   Sales Charge)                                                   6.81%         6.82%           4.48%          5.89%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
      of period (000)                                         $   5,659     $   3,307        $  2,439         $1,116
   Ratio of expenses to average
      net assets                                                   1.50%         1.47%           1.44%          1.43%
   Ratio of net investment income
      to average net assets                                        3.80%         4.09%           3.97%          4.29%
   Ratio of expenses to average
      net assets*                                                  1.81%         1.78%           1.87%          1.88%
   Ratio of net investment income
      to average net assets*                                       3.49%         3.78%           3.54%          3.84%
   Portfolio turnover (a)                                        109.03%        86.89%         111.58%        199.76%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.




CLASS C

ONE GROUP TAX-FREE BOND FUND Financial Highlights



ONE GROUP(R) MUNICIPAL INCOME FUND                                                                       Financial Highlights

                                                                        YEAR ENDED JUNE 30,
CLASS I                                    1999          1998          1997          1996           1995
-------                                    ----          ----          ----          ----           ----

NET ASSET VALUE,
   BEGINNING OF  PERIOD                                $   9.84      $   9.66      $   9.69      $   9.66
Investment Activities:
   Net investment income                                   0.51          0.53          0.56          0.57
   Net realized and
     unrealized gains
     (losses) from investments                             0.27          0.18         (0.03)         0.03
Total from Investment Activities                           0.78          0.71          0.53          0.60
Distributions:
   Net investment income                                  (0.51)        (0.53)        (0.56)        (0.57)
   In excess of net
     realized gains                                         --            --            --            --
Total Distributions                                       (0.51)        (0.53)        (0.56)        (0.57)
NET ASSET VALUE, END OF PERIOD                         $  10.11      $   9.84      $   9.66      $   9.69
Total Return                                               8.09%         7.49%         5.54%         6.46%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end
     of period (000)                                   $617,885      $408,577      $241,115      $185,916
   Ratio of expenses to
     average net assets                                    0.57%         0.57%         0.56%         0.56%
   Ratio of net investment
     income to average
     net assets                                            5.08%         5.38%         5.70%         6.02%
   Ratio of expenses to
     average net assets*                                   0.67%         0.68%         0.76%         0.74%
   Ratio of net investment
     income to average
     net assets*                                           4.98%         5.27%         5.50%         5.84%
   Portfolio turnover(a)                                  69.76%        62.83%        83.17%        66.02%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.







                                                                        YEAR ENDED JUNE 30,
CLASS A                                    1999          1998          1997          1996           1995
-------                                    ----          ----          ----          ----           ----

NET ASSET VALUE,
   BEGINNING OF PERIOD                                 $   9.87       $  9.69       $  9.72       $  9.67
Investment Activities:
   Net investment income                                   0.49          0.51          0.55          0.55
   Net realized and
      unrealized gains
      (losses) from
      investments                                          0.27          0.18         (0.04)         0.05
Total from Investment
   Activities                                              0.76          0.69          0.51          0.60
Distributions:
   Net investment income                                  (0.49)        (0.51)        (0.54)        (0.55)
   In excess of net
      realized gains                                         --            --            --            --
Total Distributions                                       (0.49)        (0.51)        (0.54)        (0.55)
NET ASSET VALUE,
   END OF PERIOD                                       $  10.14       $  9.87       $  9.69       $  9.72
Total Return (Excludes
   Sales Charge)                                           7.84%         7.24%         5.35%         6.21%
RATIOS/SUPPLEMENTARY
   DATA:
   Net Assets at end
     of period (000)                                   $101,805       $41,829       $25,787       $11,462
   Ratio of expenses
      to average net assets                                0.82%         0.82%         0.81%         0.81%
   Ratio of net
      investment income
      to average net assets                                4.83%         5.13%         5.45%         5.76%
   Ratio of expenses to
      average net assets*                                  1.02%         1.03%         1.11%         1.09%
   Ratio of net investment
      income to average
      net assets*                                          4.63%         4.92%         5.15%         5.48%
   Portfolio turnover (a)                                 69.76%        62.83%        83.17%        66.02%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.






ONE GROUP(R) MUNICIPAL INCOME FUND                                                                       Financial Highlights

                                                                             YEAR ENDED JUNE 30,
                                                                             -------------------
CLASS B                                                  1999          1998         1997          1996         1995
-------                                                  ----          ----         ----          ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  9.84      $  9.66       $  9.69       $ 9.62
Investment Activities:
   Net investment income                                                0.42         0.44          0.47         0.49
   Net realized and unrealized gains
     (losses) from investments                                          0.26         0.18         (0.03)        0.07
Total from Investment Activities                                        0.68         0.62          0.44         0.56
Distributions:
   Net investment income                                               (0.42)       (0.44)        (0.47)       (0.49)
Total Distributions                                                    (0.42)       (0.44)        (0.47)       (0.49)
NET ASSET VALUE, END OF PERIOD                                       $ 10.10      $  9.84       $  9.66       $ 9.69
Total Return (Excludes Sales Charge)                                    7.04%        6.55%         4.65%        5.58%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                 $56,911      $36,258       $23,204       $8,326
   Ratio of expenses to average
     net assets                                                         1.47%        1.47%         1.46%        1.46%
   Ratio of net investment income
     to average net assets                                              4.18%        4.48%         4.80%        5.14%
   Ratio of expenses to average
     net assets*                                                        1.67%        1.67%         1.76%        1.74%
   Ratio of net investment income
     to average net assets*                                             3.98%        4.28%         4.50%        4.86%
   Portfolio turnover (a)                                              69.76%       62.83%        83.17%       66.02%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                            YEAR ENDED JUNE 30,                         NOVEMBER 4, 1997
CLASS C                                                            1999                                TO JUNE 30, 1998(a)
                                                                   ----                                -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                       $   9.96
Investment Activities:
   Net investment income                                                                                       0.68
   Net realized and unrealized gains (losses)
      from investments                                                                                         0.13
Total from Investment Activities                                                                               0.81
Distributions:
   Net investment income                                                                                      (0.68)
Total Distributions                                                                                           (0.68)
NET ASSET VALUE, END OF PERIOD                                                                             $  10.09
Total Return (Excludes Sales Charge)                                                                           8.28%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                                                       $  2,216
   Ratio of expenses to average net assets                                                                     1.47%(c)
   Ratio of net investment income to average net assets                                                        4.18%(c)
   Ratio of expenses to average net assets*                                                                    1.67%(c)
   Ratio of net investment income to average net assets*                                                       3.98%(c)
   Portfolio turnover(d)                                                                                      69.76%

*        During the period  certain fees were  voluntarily  reduced.  If such voluntary fee reductions had not occurred, the ratios  would have been as  indicated.  (a) Period  from  commencement  of  operations.  (b) Not  annualized.
         (c) Annualized.  (d) Portfolio turnover is calculated on the basis of the Fund as a whole without  distinguishing among the classes of shares issued.




ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND  Financial Highlights


                                                                                                           JAN. 20, 1997
                                                                                                              THROUGH
                                                                        YEAR ENDED JUNE 30,                  JUNE 30,
CLASS I                                                               1999                1998                1997(a)
-------                                                               ----                ----                -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                     $  10.06          $  10.00
Investment Activities:
  Net investment income                                                                      0.49              0.23
  Net realized and unrealized gains from investments                                         0.16              0.06
Total from Investment Activities                                                             0.65              0.29
Distributions:
  Net investment income                                                                     (0.49)            (0.23)
  Net realized gain                                                                         (0.07)              --
Total Distributions                                                                         (0.56)            (0.23)
NET ASSET VALUE, END OF PERIOD                                                           $  10.15          $  10.06
Total Return                                                                                 6.58%             2.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                      $248,590          $255,755
  Ratio of expenses to average net assets                                                    0.59%             0.59%(c)
  Ratio of net investment income to average net assets                                       4.79%             5.09%(c)
  Ratio of expenses to average net assets*                                                   0.65%             0.66%(c)
  Ratio of net investment income to average net assets*                                      4.73%             5.02%(c)
  Portfolio turnover (d)                                                                    20.89%             5.66%

*    During the period certain fees were  voluntarily  reduced.  If such voluntary fee reductions had not occurred,  the
     ratios  would  have  been  as  indicated.   (a) Period  from  commencement  of  operations.   (b) Not   annualized.
     (c) Annualized.  (d) Portfolio  turnover is calculated  on the basis of the Fund as a whole without  distinguishing among the classes of shares issued.






                                                                                                           JAN. 20, 1997
                                                                                                              THROUGH
                                                                         YEAR ENDED JUNE 30,                  JUNE 30,
CLASS A                                                               1999                 1998               1997(a)
-------                                                               ----                 ----               -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $ 9.99            $10.00
Investment Activities:
  Net investment income                                                                      0.46              0.15
  Net realized and unrealized gains (losses)
    from investments                                                                         0.16             (0.01)
Total from Investment Activities                                                             0.62              0.14
Distributions:
  Net investment income                                                                     (0.46)            (0.15)
  Net realized gain                                                                         (0.07)              --
Total Distributions                                                                         (0.53)            (0.15)
NET ASSET VALUE, END OF PERIOD                                                             $10.08            $ 9.99
Total Return (Excludes Sales Charge)                                                         6.30%             1.40%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                        $1,321            $1,500
  Ratio of expenses to average net assets                                                    0.84%             0.85%(c)
  Ratio of net investment income to average net assets                                       4.53%             4.90%(c)
  Ratio of expenses to average net assets*                                                   1.01%             0.96%(c)
  Ratio of net investment income to average net assets*                                      4.36%             4.79%(c)
  Portfolio turnover (d)                                                                    20.89%             5.66%

*     During the period certain fees were voluntarily  reduced.  If such voluntary fee reductions had not occurred,  the
      ratios  would  have  been  as  indicated.   (a) Period  from  commencement  of  operations.   (b) Not  annualized.
      (c) Annualized.  (d) Portfolio  turnover is calculated on the basis of the Fund as a whole without  distinguishing among the classes of shares issued.




ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND   Financial Highlights

                                                                                                           JAN. 20, 1997
                                                                                                              THROUGH
                                                                        YEAR ENDED JUNE 30,                  JUNE 30,
CLASS B                                                               1999                1998                1997(a)
-------                                                               ----                ----                -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $10.09            $10.00
Investment Activities:
  Net investment income                                                                      0.13              0.00
  Net realized and unrealized gains (losses)
    from investments                                                                         0.14              0.09
Total from Investment Activities                                                             0.27              0.09
Distributions:
  Net investment income                                                                     (0.13)            --
  Net realized gains                                                                        (0.07)            --
Total Distributions                                                                         (0.20)            --
NET ASSET VALUE, END OF PERIOD                                                             $10.16            $10.09
Total Return (Excludes Sales Charge)                                                         2.67%             0.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                        $  290             --(c)
  Ratio of expenses to average net assets                                                    1.50%            --(d)
  Ratio of net investment income to average net assets                                       3.88%            --(d)
  Ratio of expenses to average net assets*                                                   1.64%            --(d)
  Ratio of net investment income to average net assets*                                      3.74%            --(d)
  Portfolio turnover (e)                                                                    20.89%             5.66%

*    During the period certain fees were voluntarily  reduced.  If such voluntary fee reductions had not occurred,  the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not  annualized.  (c) Amount is less than $1,000.  (d) Since  net assets are less than  $1,000,  ratios have not been  presented.  (e) Portfolio turnover  is  calculated  on the basis of the Fund as a whole  without  distinguishing  among the classes of shares issued.

CLASS C



ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND                                                                Financial Highlights


                                                                                             JANUARY 20,
                                                                                               1995 TO
                                                           YEAR ENDED JUNE 30,                JUNE 30,
CLASS I                                     1999       1998       1997           1996        1995(a)(b)
-------                                     ----       ----       ----           ----        ----------

NET ASSET VALUE,
   BEGINNING OF PERIOD                              $ 10.20    $  10.04       $  9.92       $  9.49
Investment Activities:
  Net investment income                                0.51        0.50          0.50          0.20
  Net realized and unrealized
     gains (losses) from
     investments                                       0.20        0.16          0.12          0.43
Total from Investment Activities                       0.71        0.66          0.62          0.63
Distributions:
  Net investment income                               (0.51)      (0.50)        (0.50)        (0.20)
Total Distributions                                   (0.51)      (0.50)        (0.50)        (0.20)
NET ASSET VALUE, END OF PERIOD                     $  10.40    $  10.20       $ 10.04       $  9.92
Total Return                                           7.11%       6.74%         6.35%         6.56%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)                                   $122,220    $116,830       $30,300       $32,520
  Ratio of expenses to average
     net assets                                        0.60%       0.59%         0.68%         0.65%(d)
  Ratio of net investment
    income to average net assets                       4.94%       5.12%         4.60%         4.70%(d)
  Ratio of expenses to average
    net assets*                                        0.69%       0.72%         1.02%         0.97%(d)
  Ratio of net investment
    income to average net assets*                      4.85%       4.99%         4.26%         4.38%(d)
  Portfolio turnover (e)                               5.81%      13.30%        16.78%        19.75%

*        During the period  certain fees were  voluntarily  reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as  indicated.  (a) Period from date  reorganized  as a fund of One Group.  Prior to reorganizing  as a fund of One  Group,  the Fund  offered  only one  class of  shares.  (b)  Class I  commenced operation on March 12, 1993 (c) Not  annualized.  (d) Annualized.  (e) Portfolio  turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.







                                                                                                           JANUARY 20,
                                                                                    YEAR ENDED JUNE 30,      1995 TO
                                                                                    -------------------      JUNE 30,
CLASS A                                             1999             1998         1997         1996          1995(a)
-------                                             ---------------------         ----         ----          -------

NET ASSET VALUE, BEGINNING OF PERIOD                                $10.21       $10.05       $ 9.93         $ 9.49
Investment Activities:
  Net investment income                                               0.49         0.48         0.44           0.19
  Net realized and unrealized gains
    from investments                                                  0.20         0.16         0.12           0.44
Total from Investment Activities                                      0.69         0.64         0.56           0.63
Distributions:
  Net investment income                                              (0.49)       (0.48)       (0.44)         (0.19)
Total Distributions                                                  (0.49)       (0.48)       (0.44)         (0.19)
NET ASSET VALUE, END OF PERIOD                                      $10.41       $10.21       $10.05         $ 9.93
Total Return (Excludes Sales Charge)                                  6.86%        6.46%        5.70%          5.66%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                 $7,899       $5,554       $8,178         $8,818
  Ratio of expenses to average
    net assets                                                        0.85%        0.84%        0.93%          0.90%(c)
  Ratio of net investment income
    to average net assets                                             4.69%        4.66%        4.35%          4.44%(c)
  Ratio of expenses to average
  net assets*                                                         1.04%        1.04%        1.37%          1.33%(c)
  Ratio of net investment income
    to average net assets*                                            4.50%        4.46%        3.91%          4.01%(c)
  Portfolio turnover (d)                                              5.81%       13.30%       16.78%         19.75%

*        During the period  certain fees were  voluntarily  reduced.  If such voluntary fee reductions had not occurred, the  ratios  would have been as  indicated.  (a) Period  from date  reorganized  as a fund of One Group.  (b) Not annualized.  (c) Annualized.  (d) Portfolio  turnover is  calculated  on the basis of the Fund as a whole without distinguishing among the classes of shares issued.





ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND                                                                Financial Highlights

                                                                                                           MARCH 16, 1995
                                                                                                                 TO
                                                                       YEAR ENDED JUNE 30,                     JUNE 30,
CLASS B                                                 1999           1998         1997         1996          1995(a)
-------                                                 ----          -----         ----         ----          -------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.15      $ 9.99       $ 9.87       $  9.75
Investment Activities:
  Net investment income                                                 0.42        0.41         0.38          0.14
  Net realized and unrealized gains
    from investments                                                    0.20        0.16         0.13          0.12
Total from Investment Activities                                        0.62        0.57         0.51          0.26
Distributions:
  Net investment income                                                (0.42)      (0.41)       (0.39)        (0.14)
Total Distributions                                                    (0.42)      (0.41)       (0.39)        (0.14)
NET ASSET VALUE, END OF PERIOD                                        $10.35      $10.15       $ 9.99       $  9.87
Total Return (Excludes Sales Charge)                                    6.20%       5.81%        5.16%         2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $5,581      $2,399       $1,457        $   79
  Ratio of expenses to average
    net assets                                                          1.51%       1.47%        1.58%         1.58%(c)
  Ratio of net investment income
    to average net assets                                               4.04%       4.05%        3.70%         3.89%(c)
  Ratio of expenses to average
    net assets*                                                         1.70%       1.70%        2.02%         2.21%(c)
  Ratio of net investment income to
    average net assets*                                                 3.85%       3.82%        3.26%         3.25%(c)
  Portfolio turnover (d)                                                5.81%      13.30%       16.78%        19.75%

*    During the period certain fees were voluntarily  reduced.  If such voluntary fee reductions had not occurred,  the ratios would have been as indicated.  (a) Class B Shares commenced  offering on March 16,  1995. (b) Not  annualized.
     (c) Annualized.  (d) Portfolio  turnover is  calculated  on the basis of the Fund as a whole  without  distinguishing among the classes of shares issued.

Class C


ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND                                                               Financial Highlights


                                                                                                              YEAR
                                                                                                             ENDED
                                                                                                          MARCH 26, 1996
                                                                   YEAR ENDED JUNE 30,                   THROUGH JUNE 30,
CLASS I                                                        1999       1998            1997               1996(a)
-------                                                        ----       ----            ----               -------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 10.10        $   9.93           $  10.00
Investment Activities:
  Net investment income                                                     0.50            0.49               0.13
  Net realized and unrealized gains
    (losses) from investments                                               0.16            0.17              (0.07)
Total from Investment Activities                                            0.66            0.66               0.06
Distributions:
  Net investment income                                                    (0.50)          (0.49)             (0.13)
Total Distributions                                                        (0.50)          (0.49)             (0.13)
NET ASSET VALUE, END OF PERIOD                                           $ 10.26        $  10.10           $   9.93
Total Return                                                                6.62%           6.81%              0.90%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                      $92,690        $113,338           $136,041
  Ratio of expenses to average
    net assets                                                              0.60%           0.62%              0.71%(d)
  Ratio of net investment income
    to average net assets                                                   4.85%           4.91%              4.76%(d)
Ratio of expenses to average
  net assets*                                                               0.83%           0.84%              0.86%(d)
Ratio of net investment income
  to average net assets*                                                    4.62%           4.69%              4.61%(d)
Portfolio turnover(e)                                                      12.03%          17.39%             16.72%

*        During the period,  certain fees were voluntarily  reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as  indicated.  (a) Period  from date  reorganized  as a fund of One Group.  (b) Not annualized.  (c) Represents total return for Class A Shares from December 1,  1995 through March 25,  1996 plus total  return  for  Class I Shares  for the  period  March 26,  1996  through  June 30,  1996.  (d) Annualized.
         (e) Portfolio  turnover is  calculated  on the basis of the Fund as a whole  without  distinguishing  among the classes of shares.




                                                                                            SEVEN
                                                                                            MONTHS
                                                                   YEAR ENDED                ENDED
                                                                    JUNE 30,               JUNE 30,
CLASS A                                        1999                   1997      1996(a)      1995
-------                                        ----                   ----      -------      ----

NET ASSET VALUE, BEGINNING
  OF PERIOD                                            $ 10.10       $ 9.93    $ 10.09    $   9.38
Investment Activities:
  Net investment income                                   0.47         0.47       0.24        0.50
  Net realized and
     unrealized gains
     (losses) from
     investments                                          0.16         0.17      (0.16)       0.71
Total from Investment
   Activities                                             0.63         0.64       0.08        1.21
Distributions:
  Net investment income                                  (0.47)       (0.47)     (0.24)      (0.50)
  Net realized gains                                       --           --         --          --
Total Distributions                                      (0.47)       (0.47)     (0.24)      (0.50)
NET ASSET VALUE,
   END OF PERIOD                                       $ 10.26      $ 10.10    $  9.93    $  10.09
Total Return (Excludes
  Sales Charge)                                           6.35%        6.55%      0.84%(b)   13.11%
RATIOS/SUPPLEMENTARY
   DATA:
  Net Assets at end of
    period (000)                                       $47,078      $48,498    $53,479    $206,119
  Ratio of expenses to
    average net assets                                    0.85%        0.87%      0.69%(c)    0.62%
   Ratio of net investment
   income to average
     net assets                                           4.60%        4.66%      4.71%(c)    5.07%
   Ratio of expenses to
   average net assets*                                    1.18%        1.19%      0.86%(c)    0.77%
   Ratio of net investment
     income to average
     net assets*                                          4.27%        4.34%      4.54%(c)    4.92%
   Portfolio turnover(d)                                 12.03%       17.39%     16.72%      28.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.




ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND                                                               Financial Highlights

                                                                                              SEVEN
                                                                                              MONTHS
                                                                           YEAR ENDED          ENDED        YEAR ENDED,
                                                                             JUNE 30,         JUNE 30,     NOVEMBER 30,
CLASS B                                                  1999       1998       1997           1996(a)        1995 (b)
---------------------------------------------------------           ----       ----           -------        --------

NET ASSET VALUE, BEGINNING OF PERIOD                               $10.10     $ 9.93          $10.09          $9.36
Investment Activities:
  Net investment income                                              0.41       0.40            0.21           0.42
  Net realized and unrealized gains
    (losses) from investments                                        0.16       0.17           (0.16)          0.73
Total from Investment Activities                                     0.57       0.57            0.05           1.15
Distributions:
  Net investment income                                             (0.41)     (0.40)          (0.21)         (0.42)
  Total Distributions                                               (0.41)     (0.40)          (0.21)         (0.42)
NET ASSET VALUE, END OF PERIOD                                     $10.26     $10.10          $ 9.93         $10.09
Total Return (Excludes Sales Charge)                                 5.69%      5.87%           0.48%(c)      12.52%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                  $5,474     $3,835          $3,223         $2,115
Ratio of expenses to average net assets                              1.50%      1.51%           1.50%(d)       1.37%
Ratio of net investment income to
  average net assets                                                 3.95%      4.02%           3.98%(d)       4.27%
Ratio of expenses to average
  net assets*                                                        1.83%      1.85%           1.70%(d)       1.52%
Ratio of net investment income to
  average net assets*                                                3.62%      3.68%           3.78%(d)       4.12%
Portfolio turnover(e)                                               12.03%     17.39%          16.72%         28.00%


*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996. (b) Class B Shares commenced operation on September 16, 1994. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


Class C
-------




ONE GROUP(R) MICHIGAN MUNICIPAL BOND FUND                                                                Financial Highlights

                                    PERIOD ENDED                             YEAR ENDED DECEMBER 31,
CLASS I                           JUNE 30, 1999            1998               1997            1996           1995
-------                                                    ----               ----            ----           ----

NET ASSET VALUE,
  BEGINNING OF PERIOD                                  $  10.93             $  10.48        $ 10.60         $  9.54
Investment Activities:
   Net investment income                                   0.50                 0.51           0.49            0.48
   Net realized and unrealized
     gains (losses)
     from investments and futures                          0.13                 0.45          (0.14)           1.06
Total from Investment Activities                           0.63                 0.96           0.35            1.54
Distributions:
   Net investment income                                  (0.51)               (0.51)         (0.47)          (0.48)
   From net realized gain                                 (0.02)                 --             --              --
Total Distributions                                       (0.53)               (0.51)         (0.47)          (0.48)
Net Asset Value, End of Period                         $  11.03             $  10.93        $ 10.48         $ 10.60
Total Return                                               5.94%                9.42%          3.44%          16.49
Ratios/Supplementary Data:
   Net Assets at end
     of period (000)                                   $298,842             $ 61,768        $41,909         $32,419
   Ratio of expenses to
     average net assets                                    0.66%                0.67%          0.77%           0.79%
   Ratio of net investment
     income to average net assets                          4.52%                4.84%          4.68%           4.71%
   Ratio of expenses to
     average net assets*                                   0.67%                0.73%          0.85%           1.04%
   Portfolio turnover (a)                                 23.33%               37.84%         24.49%          26.97%

*



         During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares issued.






                                    PERIOD ENDED                             YEAR ENDED DECEMBER 31,
CLASS A                           JUNE 30, 1999          1998          1997          1996              1995
-------                                                  ----          ----          ----              ----
NET ASSET VALUE,
  BEGINNING OF PERIOD                                   $ 10.93       $ 10.48       $ 10.60           $  9.54
Investment Activities:
Net investment income                                      0.47          0.49          0.48              0.48
   Net realized and unrealized
     gains (losses)
from investments and futures                               0.13          0.44         (0.14)             1.06
Total from Investment Activities                           0.60          0.93          0.34              1.54
Distributions:
Net investment income                                     (0.48)        (0.48)        (0.46)            (0.48)
From net realized gain                                    (0.02)          --            --                --
Total Distributions                                       (0.50)        (0.48)        (0.46)            (0.48)
NET ASSET VALUE, END OF PERIOD                          $ 11.03       $ 10.93       $ 10.48           $ 10.60
Total Return                                               5.61%         9.15%         3.32%            16.49%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
   period (000)                                         $22,876       $18,687       $18,575           $21,034
   Ratio of expenses to
   average net assets                                      0.91%         0.92%         0.88%             0.79%
   Ratio of net investment
   income to average net assets                            4.27%         4.59%         4.57%             4.71%
   Ratio of expenses to
   average net assets*                                     0.92%         0.98%         0.96%             1.04%
   Portfolio turnover (a)                                 23.33%        37.84%        24.49%            26.97%

*        During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares issued.




ONE GROUP(R) MICHIGAN MUNICIPAL BOND FUND                                                                Financial Highlights

                                                       PERIOD ENDED               YEAR ENDED DECEMBER 31,
CLASS B                                                JUNE 30, 1999          1998            1997         1996(a)
-------                                                                       ----            ----         -------

NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 10.59          $ 10.18        $ 10.00
Investment Activities:
   Net investment income                                                       0.39             0.38           0.07
   Net realized and unrealized
      gains (losses)
      from investments and futures                                             0.12             0.44           0.17
Total from Investment Activities                                               0.51             0.82           0.24
Distributions:
   Net investment income                                                      (0.40)           (0.41)         (0.06)
   From net realized gain                                                     (0.02)           --             --
Total Distributions                                                           (0.42)           (0.41)         (0.06)
NET ASSET VALUE, END OF PERIOD                                             $  10.68          $ 10.59        $ 10.18
Total Return                                                                   4.92%            8.26%          2.45%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                                       $  1,940          $   707        $   110
   Ratio of expenses to average
      net assets                                                               1.66%            1.67%          1.69%(c)
   Ratio of net investment income
      to average net assets                                                    3.52%            3.84%          2.01%(c)
   Ratio of expenses to average
      net assets*                                                              1.67%            1.73%          1.77%(c)
   Portfolio turnover (d)                                                     23.33%           37.84%         24.49%(c)

*  During the period certain fees were  voluntarily  reduced.  If such  voluntary fee  reductions had not occurred,  the ratios would have been as indicated.  (a) For the period  September  23, 1996 (initial  offering date of Class B shares)
through December 31, 1996.  (b) Not  Annualized.  (c) Annualized.  (d) Portfolio  turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares issued.




Class C
-------



ONE GROUP(R) OHIO MUNICIPAL BOND FUND                                                                    Financial Highlights


                                                                                     YEAR ENDED JUNE 30,
CLASS I                                             1999             1998          1997         1996         1995
--------                                            -----            ----          ----         ----         ----

NET ASSET VALUE, BEGINNING OF PERIOD                              $  10.88     $  10.69       $ 10.65      $ 10.58
Investment Activities:
  Net investment income                                               0.56         0.56          0.56         0.55
  Net realized and unrealized gains (losses)
    from investments                                                  0.20         0.19          0.04         0.07
Total from Investment Activities                                      0.76         0.75          0.60         0.62
Distributions:
  Net investment income                                              (0.56)       (0.56)        (0.56)       (0.55)
  In excess of net realized gains                                      --           --            --           --
Total Distributions                                                  (0.56)       (0.56)        (0.56)       (0.55)
NET ASSET VALUE, END OF PERIOD                                    $  11.08     $  10.88       $ 10.69      $ 10.65
Total Return                                                          7.13%        7.22%         5.69%        6.07%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $149,890     $133,172       $80,611      $79,993
  Ratio of expenses to average net assets                             0.54%        0.54%         0.57%        0.58%
  Ratio of net investment income to average
    net assets                                                        5.09%        5.24%         5.17%        5.29%
  Ratio of expenses to average net assets*                            0.83%        0.84%         0.95%        0.91%
  Ratio of net investment income to average
    net assets*                                                       4.80%        4.94%         4.79%        4.96%
Portfolio turnover (a)                                               10.49%        7.45%        24.61%       77.69%

*        During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.




                                                                            YEAR ENDED JUNE 30,
CLASS A                                             1999         1998          1997        1996          1995
-------                                             ----         ----          ----        ----          ----

NET ASSET VALUE, BEGINNING OF PERIOD                            $10.91        $10.72      $10.68        $10.61

Investment Activities:
Net investment income                                             0.54          0.54        0.55          0.53
Net realized and unrealized gains
  (losses) from investments                                       0.20          0.19        0.03          0.07
Total from Investment Activities                                  0.74          0.73        0.58          0.60
Distributions:
  Net investment income                                          (0.54)        (0.54)      (0.54)        (0.51)
  In excess of net investment
    income                                                         --            --          --          (0.02)
  In excess of net realized gains                                  --            --          --            --
Total Distributions                                              (0.54)        (0.54)      (0.54)        (0.53)
NET ASSET VALUE, END OF PERIOD                                  $11.11        $10.91      $10.72        $10.68
Total Return (Excludes Sales
  Charge)                                                         6.87%         6.95%       5.44%         5.79%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                            $17,297       $16,114     $16,507       $12,006
  Ratio of expenses to average
    net assets                                                    0.79%         0.79%       0.82%         0.82%
  Ratio of net investment income
    to average net assets                                         4.83%         4.96%       4.92%         5.01%
  Ratio of expenses to average
    net assets*                                                   1.18%         1.19%       1.30%         1.25%
  Ratio of net investment income
    to average net assets*                                        4.44%         4.56%       4.44%         4.58%
  Portfolio turnover (a)                                         10.49%         7.45%      24.61%        77.69%

*        During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.(a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.




ONE GROUP(R) OHIO MUNICIPAL BOND FUND                                                                    Financial Highlights

                                                                       YEAR ENDED JUNE 30,
CLASS B                                            1999         1998          1997             1996            1995
-------                                            ----         ----          ----             ----            ----

NET ASSET VALUE, BEGINNING OF PERIOD                           $10.98       $ 10.79           $10.75         $10.68
Investment Activities:
  Net investment income                                          0.47          0.47             0.48           0.43
  Net realized and unrealized
    gains (losses) from investments                              0.20          0.19             0.03           0.07
Total from Investment Activities                                 0.67          0.66             0.51           0.50
Distributions:
  Net investment income                                         (0.47)        (0.47)           (0.47)         (0.43)
  In excess of net investment income                              --            --               --             --
Total Distributions                                             (0.47)        (0.47)           (0.47)         (0.43)
NET ASSET VALUE, END OF PERIOD                                $ 11.18       $ 10.98           $10.79         $10.75
Total Return (Excludes Sales Charge)                             6.20%         6.26%            4.79%          5.17%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
   (000)                                                      $26,138       $14,316           $8,854         $3,209
  Ratio of expenses to average
    net assets                                                   1.44%         1.44%            1.47%          1.48%
  Ratio of net investment income
    to average net assets                                        4.19%         4.33%            4.27%          4.40%
  Ratio of expenses to average
    net assets*                                                  1.83%         1.84%            1.95%          1.91%
  Ratio of net investment income
    to average net assets*                                       3.80%         3.93%            3.79%          3.97%
  Portfolio turnover (a)                                        10.49%         7.45%           24.61%         77.69%


         *During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


Class C
-------


ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND  Financial Highlights


                                                                                                          JAN 20, 1997
                                                                                                             THROUGH
                                                                        YEAR ENDED JUNE 30,                  JUNE 30,
CLASS I                                                               1999            1998                    1997(a)
-------                                                               ----            ----                    -------

NET ASSET VALUE, BEGINNING OF PERIOD                                              $  10.06                  $ 10.00
Investment Activities:
  Net investment income                                                               0.50                     0.22
  Net realized and unrealized gains from
    investments                                                                       0.22                     0.06
Total from Investment Activities                                                      0.72                     0.28
Distributions:
  Net investment income                                                              (0.50)                   (0.22)
Total Distributions                                                                  (0.50)                   (0.22)
NET ASSET VALUE, END OF PERIOD                                                    $  10.28                  $ 10.06
Total Return                                                                          7.36%                    2.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                               $102,413                  $96,270
  Ratio of expenses to average net assets                                             0.60%                    0.59%(c)
  Ratio of net investment income to average
    net assets                                                                        4.93%                    5.04%(c)
  Ratio of expenses to average net assets*                                            0.72%                    0.67%(c)
  Ratio of net investment income to average
    net assets*                                                                       4.81%                    4.96%(c)
  Portfolio turnover (d)                                                             16.69%                    6.21%

*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized.
(c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.







                                                                                                          JAN 20, 1997
                                                                                                             THROUGH
                                                                                                            JUNE 30,
                                                                        YEAR ENDED JUNE 30,                  JUNE 30,
CLASS A                                                               1999           1998                     1997(a)
-------                                                               ----           ----                     -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                $10.15                   $10.00
Investment Activities:
  Net investment income                                                               0.48                     0.16
  Net realized and unrealized gains from
    investments                                                                       0.21                     0.15
Total from Investment Activities                                                      0.69                     0.31
Distributions:
  Net investment income                                                              (0.48)                   (0.16)
Total Distributions                                                                  (0.48)                   (0.16)
NET ASSET VALUE, END OF PERIOD                                                      $10.36                   $10.15
Total Return (Excludes Sales Charge)                                                  6.98%                    3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                 $2,024                   $  808
  Ratio of expenses to average net assets                                             0.85%                    0.84%(c)
  Ratio of net investment income to average
    net assets                                                                        4.68%                    4.94%(c)
  Ratio of expenses to average net assets*                                            1.07%                    0.97%(c)
  Ratio of net investment income to average
    net assets*                                                                       4.46%                    4.81%(c)
  Portfolio turnover (d)                                                             16.69%                    6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized.
  (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.




ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND  Financial Highlights

                                                                                                          JAN 20, 1997
                                                                                                             THROUGH
                                                                                                            JUNE 30,
                                                                        YEAR ENDED JUNE 30,                  JUNE 30,
CLASS B                                                               1999           1998                     1997(a)
-------                                                               ----           ----                     -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                $10.12                   $10.00
Investment Activities:
  Net investment income                                                               0.42                     0.14
  Net realized and unrealized gains from
    investments                                                                       0.23                     0.12
Total from Investment Activities                                                      0.65                     0.26
Distributions:
Net investment income                                                                (0.42)                   (0.14)
Total Distributions                                                                  (0.42)                   (0.14)
NET ASSET VALUE, END OF PERIOD                                                      $10.35                   $10.12
Total Return (Excludes Sales Charge)                                                  6.57%                    2.64%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                 $3,352                   $  614
  Ratio of expenses to average net assets                                             1.50%                    1.49%(c)
  Ratio of net investment income to average
    net assets                                                                        4.05%                    4.08%(c)
  Ratio of expenses to average net assets*                                            1.72%                    1.62%(c)
  Ratio of net investment income to average
    net assets*                                                                       3.83%                    3.95%(c)
  Portfolio turnover (d)                                                             16.69%                    6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized.
  (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


CLASS C
-------

APPENDIX A



           DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                    FUND NAME                                               FUND CODE
                                    ---------                                               ---------

                      One Group Short-Term Municipal Bond Fund                                 1
                      One Group Intermediate Tax-Free Bond Fund                                2
                      One Group Tax-Free Bond Fund                                             3
                      One Group Municipal Income Fund                                          4
                      One Group Arizona Municipal Bond Fund                                    5
                      One Group Kentucky Municipal Bond Fund                                   6
                      One Group Louisiana Municipal Bond Fund                                  7
                      One Group Michigan Municipal Bond Fund                                   8
                      One Group Ohio Municipal Bond Fund                                       9
                      One Group West Virginia Municipal Bond Fund                             10



INSTRUMENT                                                                                FUND CODE       RISK TYPE


U.S. Treasury Obligations: Bills, notes, bonds, STRIPS, and                                  1-10          Market
CUBES.

Treasury Receipts: TRS, TIGRS, and CATS.                                                     1-10          Market

U.S. Government Agency Securities: Securities issued by agencies                             1-10          Market
and instrumentalities of the U.S. Government. These include Credit
Ginnie Mae, Fannie Mae and Freddie Mac.


When-Issued Securities and Forward Commitments: Purchase or                                  1-10         Market
contract to purchase securities at a fixed price for delivery at                                          Leverage
a future date.                                                                                            Liquidity
                                                                                                           Credit

Investment Company Securities: Shares of other mutual funds,                                 1-10          Market
including money market funds of The One Group and shares of
other money market mutual funds for which Banc One Investment Advisors serves as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

Call and Put Options: A call option gives the buyer the right to                             1-10        Management
buy, and obligates the seller of the option to sell, a security                                           Liquidity
at a specified price. A put option gives the buyer the right to                                            Credit
sell, and obligates the seller of the option to buy, a security                                            Market
at a specified price. The Funds will sell only covered call and                                           Leverage
secured put options.

Futures and Related Options: A contract providing for the future                             1-10        Management
sale and purchase of a specified amount of a specified security,                                           Market
class of securities, or an index at a specified time in the                                                Credit
future and at a specified price.                                                                          Liquidity
                                                                                                          Leverage

Commercial Paper: Secured and unsecured short-term promissory                                1-10          Credit
notes issued by corporations and other entities. Maturities                                               Liquidity
generally vary from a few days to nine months.                                                             Market







INSTRUMENT                                                                                FUND CODE       RISK TYPE
----------                                                                                ---------       ---------


Restricted Securities: Securities not registered under the                                   1-10         Liquidity
Securities Act of 1933, such as privately placed commercial                                                Market
paper and Rule 144A securities.                                                                            Credit

Variable and Floating Rate Instruments: Obligations with                                     1-10          Market
interest rates which are reset daily, weekly, quarterly or some                                            Credit
other period and which may be payable to the Fund on demand.                                              Liquidity

Mortgage-Backed Securities: Debt obligations secured by real                                 1-10       Pre-payment
estate loans and pools of loans. These include collateralized                                              Market
mortgage obligations ("CMOs"), and Real Estate Mortgage                                                    Credit
Investment Conduits ("REMICs").                                                                          Regulatory

Demand Features: Securities that are subject to puts and standby                             1-10          Market
commitments to purchase the securities at a fixed price (usually                                          Liquidity
with accrued interest) within a fixed period of time following                                           Management
demand by a Fund.

Swaps, Caps and Floors: A Fund may enter into these transactions                             1-10        Management
to manage its exposure to changing interest rates and other                                                Credit
factors. Swaps involve an exchange of obligations by two                                                  Liquidity
parties. Caps and floors entitle a purchaser to a principal                                                Market
amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest.

New Financial Products: New options and futures contracts and                                1-10        Management
other financial products continue to be developed and the Fund                                             Credit
may invest in such options, contracts and products.                                                        Market
                                                                                                          Liquidity

Structured Instruments: Debt securities issued by agencies and                               1-10          Market
instrumentalities of the U.S. government, banks, municipalities,                                          Liquidity
corporations and other businesses whose interest and/or                                                  Management
principal payments are indexed to foreign currency exchange                                                Credit
rates, interest rates, or one or more other references indices.                                      Foreign Investment

Municipal Securities: Securities issued by a state or political                              1-10          Credit
subdivision to obtain funds for various public purposes.                                                  Political
Municipal securities include private activity bonds and                                                      Tax
industrial development bonds, as well as General Obligation                                                Market
Notes, Anticipation Notes, Bond Tax Anticipation Notes, Revenue                                          Regulatory
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, participations in pools of municipal securities, and obligations of municipal housing authorities and single family revenue bonds.

Stripped Mortgage-Backed Securities: Derivative multi-class                                  1-10        Pre-payment
mortgage securities which are usually structured with two                                                  Market
classes of shares that receive different proportions of the                                                Credit
interest and principal from a pool of mortgage assets. These                                             Regulatory
include IO's and PO's.

Asset-Backed Securities: Securities secured by company                                       1-10        Pre-payment
receivables, home equity loans, truck and auto loans, leases,                                              Market
credit card receivables and other securities backed by other                                               Credit
types of receivables or other assets.                                                                    Regulatory

Zero-Coupon Debt Securities: Bonds and other debt that pay no                                1-10          Credit
interest, but are issued at a discount from their value at                                                 Market
maturity. When held to maturity, their entire return equals the differences between their issue price and their maturity value.

Inverse Floating Rate Instruments: Leveraged floating rate debt                              1-10          Credit
instruments with interest rates that reset in the opposite                                                 Market
direction from the market rate of interest to which the inverse                                           Leverage
floater is indexed.

Loan Participations and Assignments: Participations in, or                                   1-10          Market
assignments of municipal securities, including municipal leases.                                           Credit
                                                                                                          Political
                                                                                                          Liquidity
                                                                                                             Tax

                                INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

                  - Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

                  - Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

                  - Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

                  - Speculative. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

                  - Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

                  - Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

                  - Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

                  - Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

                  - Foreign Investment Risk. Risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

                  - Pre-Payment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

                  - Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                  - Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



(Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS




MONEY MARKET FUNDS COMBINED PROSPECTUS
NOVEMBER 1, 1999



         ONE GROUP(R) PRIME MONEY MARKET FUND
         ONE GROUP(R) U. S. TREASURY SECURITIES MONEY MARKET FUND
         ONE GROUP(R) MUNICIPAL MONEY MARKET FUND
         ONE GROUP(R) MICHIGAN MUNICIPAL MONEY MARKET FUND
         ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND








The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
  One Group Prime Money Market Fund
  One Group U. S. Treasury Securities Money Market Fund
  One Group Municipal Money Market Fund
  One Group Michigan Municipal Money Market Fund
  One Group Ohio Municipal Money Market Fund

MORE ABOUT THE FUNDS
  Principal Investment Strategies
  Investment Risks
  Investment Policies
  Portfolio Quality and Maturity
  Temporary Defensive Positions


HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
  Purchasing Fund Shares
  Sales Charges
  Exchanging Fund Shares
  Redeeming Fund Shares

SHAREHOLDER INFORMATION
  Voting Rights
  Dividend Policies
  Tax Treatment of Shareholders
  Shareholder Inquiries

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
  The Advisor
  Advisory Fees
  Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP PRIME MONEY MARKET FUND

WHAT IS THE GOAL OF THE PRIME MONEY MARKET FUND?

The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE PRIME MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in high quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit, bank obligations and deposit notes. The Fund will concentrate in the financial services industry. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PRIME MONEY MARKET FUND?

The main risks of investing in the Prime Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Credit Risk. Because the Fund only invests in high quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

         Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund.

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE PRIME MONEY MARKET FUND PERFORMED?

By showing the variability of the Prime Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PRIME MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                        ONE GROUP PRIME MONEY MARKET FUND
------------------------------------------------------------------------------
                       TOTAL RETURN (PER CALENDAR YEAR)(1)
[GRAPH]

CLASS I SHARES

9.05%       7.90%      5.88%      3.58%       2.97%      4.09%      5.83%      5.20%      5.32%       5.30%

1989        1990       1991       1992        1993       1994       1995       1996       1997        1998

------------------------------------------------------------------------------

(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.32%.

Best Quarter: 2.34% 2Q 1989; Worst Quarter: 0.72% 2Q 1993.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

---------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)
---------------------------------------------------------------------------------------------------------
                                                                                              LIFE
CLASS A                                       1 YEAR        5 YEARS                     (SINCE 2/18/92)
-------                                       ------        -------                     ------------------
One Group Prime Money Market Fund              4.72%         5.02%                           4.35%
---------------------------------------------------------------------------------------------------------
                                                                                              LIFE
CLASS B                                       1 YEAR                                    (SINCE 11/21/96)
-------                                       ------                                    ----------------
One Group Prime Money Market Fund              3.94%                                         4.20%
---------------------------------------------------------------------------------------------------------
                                                                                              LIFE
CLASS I                                       1 YEAR        5 YEARS      10 YEARS       (SINCE 8/1/85)(2)
-------                                       ------        -------      --------       -----------------
One Group Prime Money Market Fund              4.98%         5.28%         5.27%             5.69%
---------------------------------------------------------------------------------------------------------


(1) The Fund also offers Service Class Shares. Service Class Shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus.

(2) Data for performance purposes begins on 1/1/87.

To obtain current yield information, call toll-free 1-800-480-4111.

FEES AND EXPENSES OF THE PRIME MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your     CLASS A        CLASS B      CLASS C      SERVICE CLASS   CLASS I
investment)(1)
Maximum  Sales Charge  (Load)                      none            none          none           none         none
Imposed  on  Purchases  (as a
percentage of offering price)

Maximum Deferred Sales                             none            5.00%         1.00%          none         none
Charge (Load)(as a
percentage of original
purchase price of redemption
proceeds, as applicable)

Redemption Fee                                     none            none          none           none         none

Exchange Fee                                       none            none          none           none         none

ANNUAL FUND OPERATING EXPENSES
 (expenses that are
 deducted from Fund assets)(2)

Investment Advisory Fees                           .35%             .35%          .35%           .35%        .35%

Distribution [and/or Service]
(12b-1) Fees                                       .25%            1.00%         1.00%           .75%        none

 Other Expenses                                    .19%             .19%          .19%           .19%        .19%

Total Annual fund Operating
Expenses                                           .79%            1.54%         1.54%          1.29%        .54%

Fee Waiver [and/or Expense
Reimbursement](3)                                 (.02%)           (.02%)        (.02%)         (.22%)      (.02%)

Net Expenses                                       .77%            1.52%         1.52%          1.07%        .52%
--------------------------------------------------------------------------------------------------------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, .52% for Class B shares, 1.52% for Class C shares, 1.07% for Service Class shares and 0.52% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

Example: The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

---------------------------------------------------------------------------------------------------------
                   CLASS A           CLASS B(2)                CLASS C        SERVICE CLASS(3)   CLASS I
                            Assuming  no  Assuming           Assuming no  Assuming
                            redemption    redemption at the  redemption   redemption at the
                                          end of each period              end of each period
       1 Year(1)    $ 79        $  155        $  655        $  155      $  255      $  109         $ 53
       3 Years      $250        $  484        $  784        $  484      $  484      $  387         $171
       5 Years      $437        $  838        $1,038        $  838      $  838      $  686         $300
      10 Years      $976        $1,631        $1,631        $1,833      $1,833      $1,537         $675
---------------------------------------------------------------------------------------------------------

(1) Without contractual fee waivers, 1 year  expenses would be as follows:

         Class A                    $ 81
         Class B (no redemption)    $157
         Class B (with redemption)  $657
         Class C (no redemption)    $157
         Class C (with redemption)  $257
         Service Class              $131
         Class I                    $ 55

(2) Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

(3) Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

ONE GROUP U. S. TREASURY SECURITIES MONEY MARKET FUND

WHAT IS THE GOAL OF THE U. S. TREASURY SECURITIES MONEY MARKET FUND?

The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE U. S. TREASURY SECURITIES MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in short-term U. S. Treasury obligations including repurchase agreements collateralized by such Treasury obligations and when-issued securities, U. S. Treasury bills, notes and other securities issued or backed by the U. S. Government. The Fund will comply with SEC rules applicable to all money market funds including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U. S. Treasury Securities Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE U. S. TREASURY SECURITIES MONEY MARKET FUND?

The main risks of investing in the U. S. Treasury Securities Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE U. S. TREASURY SECURITIES MONEY MARKET FUND PERFORMED?

By showing the variability of the U. S. Treasury Securities Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE U. S. TREASURY SECURITIES MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

              ONE GROUP U. S. TREASURY SECURITIES MONEY MARKET FUND
-------------------------------------------------------------------------------
                      TOTAL RETURN (PER CALENDAR YEAR)(1)

CLASS I SHARES

8.80%       7.55%      5.51%     3.32%     2.81%     3.85%     5.62%     5.08%     5.13%     5.03%

1989        1990       1991      1992      1993      1994      1995      1996      1997      1998

-------------------------------------------------------------------------------

(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.15%.

Best Quarter: 2.28% 2Q 1989; Worst Quarter: 0.69% 2Q 1993.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         LIFE
CLASS A                                       1 YEAR            5 YEARS                              (SINCE 2/18/92)
-------                                       ------            -------                              ---------------
One Group U.S. Treasury Securities
Money Market Fund                              4.37%             4.80%                                    4.14%

-------------------------------------------------------------------------------------------------------------------
                                                                                                         LIFE
CLASS B                                       1 YEAR                                                 (SINCE 11/21/96)
-------                                       ------                                                 ----------------
One Group U.S. Treasury Securities
Money Market Fund                              3.60%                                                      3.91%

-------------------------------------------------------------------------------------------------------------------
                                                                                                         LIFE
CLASS C                                       1 YEAR                                                 (SINCE 2/18/92)
-------                                       ------                                                 ---------------
One Group U.S. Treasury Securities             3.59%                                                      3.73%
Money Market Fund

-------------------------------------------------------------------------------------------------------------------
                                                                                                         LIFE
CLASS I                                       1 YEAR            5 YEARS          10 YEARS          (SINCE 9/9/85)(2)
-------                                       ------            -------          --------          ----------------
One Group U.S. Treasury Securities             4.63%             5.06%            5.02%                  5.42%
Money Market Fund
-------------------------------------------------------------------------------------------------------------------



(1) The Fund also offers Service Class Shares. Service Class Shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus.

(2) Data for performance purposes begins on January 1, 1987.


TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-800-480-4111.

FEES AND EXPENSES OF THE U.S. TREASURY SECURITIES FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your   CLASS A      CLASS B       CLASS C  SERVICE CLASS     CLASS I
investment)(1)
Maximum  Sales Charge  (Load)                      none         none          none       none            none
Imposed  on  Purchases  (as a
percentage of offering price)

Maximum Deferred Sales                             none         5.00%         1.00%      none            none
Charge (Load)(as a
percentage of original
purchase price of redemption
proceeds, as applicable)

Redemption Fee                                     none         none          none       none            none

Exchange Fee                                       none         none          none       none            none


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                           .35%          .35%          .35%       .35%           .35%

Distribution [and/or Service]
(12b-1) Fees                                       .25%         1.00%         1.00%       .75%           none

Other Expenses                                     .19%          .19%          .19%       .19%           .19%

Total Annual fund Operating
Expenses                                           .79%         1.54%         1.54%      1.29%           .54%


Fee Waiver and/or Expense
Reimbursement(3)                                  (.02%)        (.02%)        (.02%)     (.22%)         (.02%)

Net Expenses                                       .77%         1.52%         1.52%      1.07%           .52%
--------------------------------------------------------------------------------------------------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares, 1.07% for Service Class shares and .52% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

Example: The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

-------------------------------------------------------------------------------------------------------------------
                   CLASS A           CLASS B(2)                   CLASS C        SERVICE CLASS(3)      CLASS I
                            Assuming  no  Assuming           Assuming no  Assuming
                            redemption    redemption at the  redemption   redemption at the
                                          end of each period              end of each period
       1 Year(1)    $ 79         $  155        $  655         $  155       $  255       $  109          $  53
       3 Years      $250         $  484        $  784         $  484       $  484       $  387          $ 171
       5 Years      $437         $  838        $1,038         $  838       $  838       $  686          $ 300
      10 Years      $976         $1,631        $1,631         $1,833       $1,833       $1,537          $ 675
-------------------------------------------------------------------------------------------------------------------


(1) Without contractual fee waivers, 1 year expenses would be as follows:

         Class A                    $ 81
         Class B (no redemption)    $157
         Class B (with redemption)  $657
         Class C (no redemption)    $157
         Class C (with redemption)  $257
         Service Class              $131
         Class I                    $ 55

(2) Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

(3) Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

ONE GROUP MUNICIPAL MONEY MARKET FUND

WHAT IS THE GOAL OF THE MUNICIPAL MONEY MARKET FUND?

The Fund seeks as high a level of current interest income exempt from Federal income tax as is consistent with liquidity and stability of principal.


WHAT ARE THE MUNICIPAL MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high quality, short-term money market instruments. These instruments include short-term municipal securities, which provide tax-exempt income. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MUNICIPAL MONEY MARKET FUND?

The main risks of investing in the Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Credit Risk. Because the Fund only invests in high quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE MUNICIPAL MONEY MARKET FUND PERFORMED?

By showing the variability of the Municipal Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MUNICIPAL MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                     ONE GROUP MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------
                      TOTAL RETURN (PER CALENDAR YEAR)(1)

CLASS I SHARES

6.11%     5.77%     4.37%     2.49%     2.10%     2.54%     3.60%     3.13%     3.31%     3.10%

1989      1990      1991      1992      1993      1994      1995      1996      1997      1998

-------------------------------------------------------------------------------

(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 1.35%.

Best Quarter: 1.58% 2Q 1989; Worst Quarter: 0.49% 1Q 1994.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

---------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)
---------------------------------------------------------------------------------------------------------------
                                                                                                     LIFE
CLASS A                                       1 YEAR            5 YEARS                         (SINCE 2/18/92)
-------                                       ------            -------                         ---------------
One Group Municipal Money Market Fund         2.63%              2.94%                               2.63%

---------------------------------------------------------------------------------------------------------------
                                                                                                     LIFE
CLASS I                                       1 YEAR            5 YEARS          10 YEARS       (SINCE 6/4/87)
-------                                       ------            -------          --------       -----------------
One Group Municipal Money Market Fund         2.88%              3.19%            3.47%              3.76%
---------------------------------------------------------------------------------------------------------------


(1) The Fund also offers Service Class shares. Service Class shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus.

To obtain current yield information, call toll-free 1-800-480-4111.

FEES AND EXPENSES OF THE MUNICIPAL MONEY MARKET FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your    CLASS A       CLASS C    SERVICE CLASS    CLASS I
investment)(1)                                    -------       -------    -------------    -------

Maximum  Sales Charge  (Load)                      none          none          none           none
Imposed  on  Purchases  (as a
percentage of offering price)

Maximum Deferred Sales                             none          1.00%         none           none
Charge (Load)(as a
percentage of original
purchase price of redemption
proceeds, as applicable)

Redemption Fee                                     none          none          none           none

Exchange Fee                                       none          none          none           none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                           .35%           .35%          .35%           .35%

Distribution [and/or Service]
(12b-1) Fees                                       .25%          1.00%          .75%          none

Other Expenses                                     .20%           .20%          .20%           .20%

Total Annual fund Operating
Expenses                                           .80%          1.55%         1.30%           .55%

Fee Waiver and/or Expense
Reimbursement(3)                                  (.08%)         (.08%)        (.28%)         (.08%)

Net Expenses                                       .72%          1.47%         1.02%           .47%
---------------------------------------------------------------------------------------------------------------


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .72% for Class A shares, 1.47% for Class C shares, 1.02% for Service Class shares and .47% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

Example: The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

-----------------------------------------------------------------------------------
                   CLASS A            CLASS C          SERVICE CLASS(2)     CLASS I
                                Assuming no   Assuming
                                redemption    redemption at the
                                              end of each period
       1 Year(1)    $ 74         $  150       $  250        $  104           $ 48
       3 Years      $247         $  482       $  482        $  384           $168
       5 Years      $436         $  837       $  837        $  686           $299
      10 Years      $982         $1,839       $1,839        $1,543           $682
-----------------------------------------------------------------------------------


(1) Without contractual fee waivers, 1 year  expenses would be as follows:

         Class A                    $ 82
         Class C (no redemption)    $158
         Class C (with redemption)  $258
         Service Class              $132
         Class I                    $ 56

(2) Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND

WHAT IS THE GOAL OF THE MICHIGAN MUNICIPAL MONEY MARKET FUND?

The Fund seeks as high a level of current interest income exempt from Federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

WHAT ARE THE MICHIGAN MUNICIPAL MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high quality, short-term money market instruments. These include short-term municipal securities issued in the State of Michigan. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2-a7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MICHIGAN MUNICIPAL MONEY MARKET
FUND?

The main risks of investing in the Michigan Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

         Credit Risk. Because the Fund only invests in high quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE MICHIGAN MUNICIPAL MONEY MARKET FUND PERFORMED?

By showing the variability of the Michigan Municipal Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MICHIGAN MUNICIPAL MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                 ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                      TOTAL RETURN (PER CALENDAR YEAR)(1)

CLASS I SHARES

1992   1993    1994    1995    1996    1997    1998
2.40%  1.83%   2.30%   3.32%   2.93%   3.00%   2.76%
--------------------------------------------------------------------------------

(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 1.21%.

Best Quarter: 0.97% 3Q 1991; Worst Quarter: 0.43% 1Q 1995.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)
-------------------------------------------------------------------------------------------------
                                                                                    LIFE
CLASS A                                       1 YEAR             5 YEARS       (SINCE 1/31/91)
-------                                       ------             -------       ---------------
One Group Michigan Municipal Money
Market Fund                                   2.57%               2.91%              2.77%
-------------------------------------------------------------------------------------------------
                                                                                     LIFE
CLASS I                                       1 YEAR             5 YEARS       (SINCE 1/31/91)
-------                                       ------             -------       ---------------
One Group Michigan Municipal Money
Market Fund                                   2.83%               3.06%              2.85%
-------------------------------------------------------------------------------------------------

(1) The Fund also offers Service Class Shares. Service Class Shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus.

To obtain current yield information, call toll-free 1-800-480-4111.


FEES AND EXPENSES OF THE MICHIGAN MUNICIPAL MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
SHARES OF THE FUND.
----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your    CLASS A       CLASS C    SERVICE CLASS     CLASS I
investment)(1)

Maximum  Sales Charge  (Load)                      none          none         none            none
Imposed  on  Purchases  (as a
percentage of offering price)

Maximum Deferred Sales                             none           1.00%        none             none
Charge (Load)(as a
percentage of original
purchase price of redemption
proceeds, as applicable)

Redemption Fee                                     none           none         none             none

Exchange Fee                                       none           none         none             none


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                            .35%           .35%         .35%            .35%

Distribution [and/or Service]
(12b-1) Fees                                        .25%          1.00%         .75%            none

Other Expenses                                      .29%           .29%         .29%            .29%

Total Annual fund Operating
Expenses                                            .89%          1.64%        1.39%            .64%

Fee Waiver [and/or Expense
Reimbursement](3)                                  (.14%)         (.14%)       (.34%)          (.14%)


Net Expenses                                        .75%          1.50%        1.05%            .50%
-----------------------------------------------------------------------------------------------------


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .75% for Class A shares, 1.50% for Class C shares, 1.05% for Service Class Shares and .50% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

Example: The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

------------------------------------------------------------------------------------------------------------
                   CLASS A                      CLASS C                       SERVICE CLASS(2)       CLASS I
                                       Assuming  no        Assuming
                                       redemption          redemption at the
                                                           end of each period
 1 Year(1)           $   77            $  153                  $  253               $  107             $ 51
 3 Years             $  270            $  504                  $  504               $  407             $191
 5 Years             $  479            $  879                  $  879               $  728             $343
10 Years             $1,083            $1,932                  $1,932               $1,639             $785
-----------------------------------------------------------------------------------------------------------

(1) Without contractual fee waivers, 1 year  expenses would be as follows:

         Class A                    $ 91
         Class C (no redemption)    $167
         Class C (with redemption)  $267
         Service Class              $142
         Class I                    $ 65

(2) Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND

WHAT IS THE GOAL OF THE OHIO MUNICIPAL MONEY MARKET FUND?

The Fund seeks as high a level of current interest income exempt from Federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

WHAT ARE THE OHIO MUNICIPAL MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high quality, short-term money market instruments. These include short-term municipal securities issued in the State of Ohio. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

WILL ANY PORTION OF MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE OHIO MUNICIPAL MONEY MARKET FUND?

The main risks of investing in the Ohio Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

         Credit Risk. Because the Fund only invests in high quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE OHIO MUNICIPAL MONEY MARKET FUND PERFORMED?

By showing the variability of the Ohio Municipal Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE OHIO MUNICIPAL MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                   ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                      TOTAL RETURN (PER CALENDAR YEAR)(1)

CLASS I SHARES

1994     1995    1996    1997    1998
2.53%   3.56%   3.13%   3.34%   3.14%
--------------------------------------------------------------------------------

1 For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 1.34%.

Best Quarter: 0.92% 2Q 1995; Worst Quarter: 0.50% 1Q 1994.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)
----------------------------------------------------------------------------------------------
                                                                                     LIFE
CLASS A                                       1 YEAR             5 YEARS        (SINCE 1/26/93)
One Group Ohio Municipal Money Market
Fund                                           2.62%               2.94%              2.75%

----------------------------------------------------------------------------------------------
                                                                                     LIFE
CLASS I                                       1 YEAR             5 YEARS        (SINCE 6/9/63)
-------                                       ------             -------        ---------------
One Group Ohio Municipal Money Market
Fund                                           2.88%               3.19%              3.02%
----------------------------------------------------------------------------------------------


To obtain current yield information, call toll-free 1-800-480-4111.


FEES AND EXPENSES OF THE OHIO MUNICIPAL MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
SHARES OF THE FUND.
----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your        CLASS A       CLASS C      SERVICE CLASS     CLASS I
investment)(1)
Maximum  Sales Charge  (Load)                          none          none           none            none
Imposed  on  Purchases  (as a
percentage of offering price)

Maximum Deferred Sales                                 none         1.00%           none            none
Charge (Load)(as a
percentage of original
purchase price of redemption
proceeds, as applicable)

Redemption Fee                                         none          none           none            none

Exchange Fee                                           none          none           none            none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                               .35%          .35%           .35%            .35%

Distribution [and/or Service]
(12b-1) Fees                                           .25%         1.00%           .75%            none

Other Expenses                                         .25%          .25%           .25%             25%

Total Annual fund Operating
Expenses                                               .85%         1.60%          1.35%            .60%

Fee Waiver [and/or Expense
Reimbursement](3)                                     (.15%)        (.15%)         (.35%)          (.15%)

Net Expenses                                           .70%         1.45%          1.00%            .45%
--------------------------------------------------------------------------------------------------------

1 If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2 Expense Information has been restated to reflect current fees.

3 Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .70% for Class A shares, 1.45% for Class C shares, 1.00% for Service Class Shares and .45% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

Example: The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the period shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

------------------------------------------------------------------------------------------------------------
                   CLASS A                      CLASS C                       SERVICE CLASS(2)       CLASS I
                                       Assuming  no        Assuming
                                       redemption          redemption at the
                                                           end of each period
 1 Year(1)           $   72            $  148                  $  248              $  102             $ 46
 3 Years             $  256            $  490                  $  490              $  393             $177
 5 Years             $  457            $  857                  $  857              $  706             $320
10 Years             $1,035            $1,888                  $1,888              $1,593             $736
-----------------------------------------------------------------------------------------------------------


(1) Without contractual fee waivers, 1 year  expenses would be as follows:

         Class A                    $ 87
         Class C (no redemption)    $163
         Class C (with redemption)  $263
         Service Class              $137
         Class I                    $ 61

(2) Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

MORE ABOUT THE FUNDS

Each of the five funds described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The five mutual funds described in this Prospectus are designed to produce high current income consistent with liquidity or capital preservation and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. They are also described below.

--------------------------------------------------------------------------------
                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.
--------------------------------------------------------------------------------

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP PRIME MONEY MARKET FUND. The Fund invests only in U.S. denominated securities.

- The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

-     Each security held by the Fund will mature in 397 days or less.

- The Fund will acquire only those securities that present minimal credit risks.

-     The Fund invests exclusively in money market instruments. These include:

      1.    corporate notes
      2.    commercial paper
      3.    funding agreements
      4.    certificates of deposit
      5.    bank obligations and deposit notes

- The Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

-     The Fund may lend its portfolio's securities.

--------------------------------------------------------------------------------
                       WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in share price you can expect.
--------------------------------------------------------------------------------

ONE GROUP U. S. TREASURY SECURITIES MONEY MARKET FUND.

- The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

-     Each security held by the Fund will mature in 397 days or less.

- The Fund will acquire only those securities that present minimal credit risks.

ONE GROUP MUNICIPAL MONEY MARKET FUND.

- The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

-     Each security held by the Fund will mature in 397 days or less.

- The Fund will acquire only those securities that present minimal credit risks.

- As a matter of fundamental policy, the Fund will invest at least 80% of its total assets in municipal securities.

- The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from Federal personal income tax.

- The Fund may invest as much as 100% of its assets in municipal securities that produce income that is subject to the Federal alternative minimum tax. If you are subject to the Federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.

- The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.

- The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

-     Each security held by the Fund will mature in 397 days or less.

- The Fund will acquire only those securities that present minimal credit risks.

- The Fund invests at least 80% of its total assets in Michigan municipal securities.

- The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from Federal personal income tax and Michigan personal income tax.

- The Fund also may invest up to 20% of its total assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivision, agencies, instrumentalities and authorities that produce interest exempt from Federal income tax.

- The Fund has the ability, for temporary defensive purposes to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that is subject to the Federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.

- The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND.

- The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

-     Each security held by the Fund will mature in 397 days or less.

- The Fund will acquire only those securities that present minimal credit risks.

- The Fund will invest at least 80% of its total assets in Ohio municipal securities.

- The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from Federal personal income tax and Ohio personal income tax.

- The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from Federal income tax.

- The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that is subject to the Federal alternative minimum tax. (If you are subject to the Federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.)

- The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

INVESTMENT RISKS. The main risks associated with investing in the Money Market Funds are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. Additional risks are described below.

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

DIVERSIFICATION: The Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

THE OHIO ECONOMY: The Ohio Municipal Money Market Fund's investments are concentrated in the State of Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.

THE MICHIGAN ECONOMY: The Michigan Municipal Money Market Fund's investments are concentrated in the State of Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the State and local governments because of its impact on tax sources, particularly sales taxes, income taxes, and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Fund, and the value of your investment in a Fund, will increase and decrease as the value of a Fund's investments increase and decrease.

DERIVATIVES. Funds other than the U. S. Treasury Securities Money Market Fund invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks.
--------------------------------------------------------------------------------
                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
--------------------------------------------------------------------------------

For more information about risks associated with the types of investments that the Money Market Funds purchase, please read the Fund Summaries: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.


INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.

FUNDAMENTAL POLICIES OF SPECIFIC FUNDS

The Prime Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries (except that the Fund may concentrate its investments in securities issued by companies in the financial services industry). This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements involving such securities, municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

The Prime Money Market Fund, the Municipal Money Market Fund, and the U.S. Treasury Securities Money Market Fund:

1. Will not purchase an issuer's securities if as a result more than 5% of a Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.

The U.S. Treasury Securities Money Market Fund:

1. Will invest only in U.S. Treasury obligations and repurchase agreements collateralized by such obligations.

The Ohio Municipal Money Market Fund and The Michigan Municipal Money Market
Fund:

1. Will not purchase an issuer's securities if as a result more than 25% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of registered investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund's total assets. With respect to the remaining 50% of its total assets, the Fund will not purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer.

The Ohio Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the assets and revenues of a non-governmental user will not be deemed to be Ohio municipal securities.

The Michigan Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities.

The Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY. The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a money market fund's assets (although there is no limit on government securities).

TEMPORARY DEFENSIVE POSITIONS. To respond to unusual market conditions, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund may take temporary defensive positions by:

- investing all or most of their assets in CASH EQUIVALENTS (i.e., securities that are not municipal securities).

-      holding uninvested cash pending investment.

These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives.

--------------------------------------------------------------------------------
                           WHAT IS A CASH EQUIVALENT?

Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.
--------------------------------------------------------------------------------

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-     The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve and Christmas.

- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services Company:

         (i) before 12:00 noon, Eastern Time ("ET"), for the Municipal Money Market Fund, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and

         (ii) before 4:00 p.m., ET, for the Prime Money Market Fund, and the U.S. Treasury Securities Money Market Fund.

- In addition, the Funds' Custodian, State Street Bank and Trust Company, must receive "federal funds" before the times listed above on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

- On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

-     Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- Service Class shares are available to Intermediaries purchasing shares on behalf of investors requiring additional administrative or accounting services such as sweep processing.

- When deciding what class of shares to buy, you should consider the amount of your investment, the length of time, you intend to hold the shares, and the sales charges and expenses applicable to each class of shares.

One Group Fund Direct IRA and 403(b). One Group offers retirement plans. This plan allows participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

-     Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

-     NAV is calculated each business day as of:

         (i) 12:00 noon and 4:00 p.m., ET for the Municipal Money Market Fund, Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and

         (ii) 4:00 p.m., ET, for the Prime Money Market Fund, and the U. S. Treasury Securities Money Market Fund.

      On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   The minimum initial investment is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

      -     Subsequent investments must be at least $25 per Fund.

      - Class B shares may be purchased only in connection with exchanges from Class B Shares of another fund. This is because Class A shares are offered with no sales charge and have lower expenses.

      -     The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

      State Street Bank and Trust Company
      c/o One Group
      P.O. Box 8528
      Boston, MA 02266-8528

      Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

      If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual and endorsed to One Group are considered third party checks. All checks must be payable to one of the following:

      -  One Group Mutual Funds,
      -  State Street Bank and Trust Company, or
      -  the specific Fund in which you are investing.

      Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.


CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

      - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

      - Authorize a bank transfer or initiate a wire transfer to the following wire address:

              State Street Bank and Trust Company
              Attn: Custody & Shareholder Services
              ABA 011 000 028
              DDA 99034167
              FBO One Group Fund (ex: One Group Prime Money Market Fund--A) Your Account Number (ex: 123456789)
              Your Account Registration (ex: John Smith & Mary Smith, JTWROS)


      - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

      You may revoke your right to make purchases over the telephone by sending a letter to:

              State Street Bank and Trust Company
              c/o One Group
              P.O. Box 8528
              Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

      - Select the "Systematic Investment Plan" option on the Account Application Form.

      - Provide the necessary information about the bank account from which your investments will be made.

      - Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

      - One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

      - You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

           State Street Bank and Trust Company
           c/o One Group
           P.O. Box 8528
           Boston, MA 02266-8528

MAY I WRITE CHECKS ON MY ACCOUNT?

Class A shareholders may write checks for $250 or more.

- Checks may be payable to any person and your account will continue to earn dividends until the check clears.

- Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

- You can not use this option to close your account because of the difficulty of determining the exact value of your account.

- You must wait ten (10) calendar days before you can write a check against shares purchased by a check.

TO SELECT THIS OPTION:

-          Select the "Check Writing" option on the Account Application Form

- Complete, sign and return a signature card and other forms sent to you by State Street Bank and Trust Company. You will receive a supply of checks that will be drawn on State Street Bank and Trust Company.

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

      - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

      - You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

      - If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group Mutual Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                      CDSC AS A % OF DOLLAR
             YEARS SINCE PURCHASE                   AMOUNT SUBJECT TO CHARGE
             --------------------                   ------------------------
                      0-1                                     5.00%
                      1-2                                     4.00%
                      2-3                                     3.00%
                      3-4                                     3.00%
                      4-5                                     2.00%
                      5-6                                     1.00%
                  more than 6                                 0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                      CDSC AS A % OF DOLLAR
             YEARS SINCE PURCHASE                   AMOUNT SUBJECT TO CHARGE
             --------------------                   ------------------------
                      0-1                                  1.00%
               After first year                             none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

HOW THE CDSC IS CALCULATED

      - The Fund assumes that all purchases made in a given month were made on the first day of the month.

      -    The CDSC is based on the net amount redeemed.

      - A CDSC is not assessed on shares acquired through reinvestment of dividends or capital gains distributions.

      - To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

      - If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 fees. 12b-1 fees are paid by One Group Mutual Funds to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-     The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

         2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

         3. Service Class shares pay a 12b-1 fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55% for each Fund.

         4.       There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SALES CHARGE REDUCTIONS AND WAIVERS

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. If you withdraw, on an annual basis, no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amount eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I Pay A Sales Charge on an Exchange?

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I Pay A Sales Charge on an Exchange?

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. The waivers described above will not continue indefinitely and may be discontinued at any time without notice.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

      - Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

      - Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

      - Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

      - Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

      -    Service Class shares do not have exchange privileges.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the

Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

      -    State Street Bank and Trust Company receives the request by:

           (i) 12:00 noon ET, for the Municipal Money Market, the Ohio Municipal Money Market and the Michigan Municipal Money Market.

           (ii) 4:00 p.m., ET for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.

      - You have provided One Group with all of the information necessary to process the exchange.

      - You have received a current prospectus of the Fund or Funds in which you wish to invest.

      -    You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

      - You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

      -    You will pay a sales charge if you bought Class A shares of a Fund:

           1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

           2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

      - If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

           1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

           2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

      - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

      - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

      -    You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

      - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

      - Exchange activity is excessive if it exceeds two substantive exchange redemptions (within 30 days of each other) within a twelve month period.

      - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

           - Redemption requests received by The One Group Services Company before:

              (i) 12:00 noon ET, for the Municipal Money Market, the Ohio Municipal Money Market and the Michigan Municipal Money Market

              (ii) 4:00 p.m. ET, for the Prime Money Market Fund and the U. S. Treasury Securities Money Market Fund

              will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, redemption requests received after the NYSE closes will be effective the following business day.

HOW DO I REDEEM SHARES?

      - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          One Group
          c/o State Street Bank and Trust Company
          P.O. Box 8528
          Boston, MA 02266-8528

      -   All requests for redemptions from IRA accounts must be in writing.

      - You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

      - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

           1.    the redemption is for $50,000 worth of shares or less;

           2.    the redemption is payable to the shareholder of record;

           3. the redemption check is mailed to the shareholder at the record address; or

           4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

           1.    a designated commercial bank; or

           2.    your Shareholder Servicing Agent.

      - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

      - Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Funds will attempt to honor requests for same day payment if the request is received before the times listed in When Can I Redeem Shares?. If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.

      - The Funds also will attempt to honor requests for payment in two business days, if the redemption request is received after the time listed above.

WHAT WILL MY SHARES BE WORTH?

      - If you own Class A and Class I shares and the Fund receives your redemption request before the times listed in When Can I Redeem Shares?, you will receive that day's NAV.

      - If you own Class B or Class C shares and the Fund receives your redemption request before the times listed in When Can I Redeem Shares?, you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

      - Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

      - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

      - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

      - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

      -    REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

      - Select the "Systematic Withdrawal Plan" option on the Account Application Form.

      - Specify the amount you wish to receive and the frequency of the payments.

      -    You may designate a person other than yourself as the payee.

      -    There is no charge for this service.

      -    If you select this option, please keep in mind that:

           1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

           2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% annually. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

           3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

           4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

      - Generally, all redemptions will be for cash. However, if you redeem shares worth 3% or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

      - If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

      - Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

      -  One Group may suspend your ability to redeem when:

         1. Trading on the New York Stock Exchange ("NYSE") is restricted.

         2. The NYSE is closed (other than weekend and holiday closings).

         3. The SEC has permitted a suspension.

         4. An emergency exists.

         The Statement of Additional Information offers more details about this process.

         - You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B, Class C and Service Class shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling The One Group Services Company at 1-800-480-4111.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS - PRIME MONEY MARKET FUND, AND U. S. TREASURY SECURITIES MONEY MARKET FUND

Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income. Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF DIVIDENDS--OHIO MUNICIPAL MONEY MARKET FUND, MICHIGAN MUNICIPAL MONEY MARKET FUND AND MUNICIPAL MONEY MARKET FUND

Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for federal state and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

OHIO TAXATION OF DIVIDENDS--OHIO MUNICIPAL MONEY MARKET FUND

Dividends received from the Ohio Municipal Money Market Fund that result from interest on Ohio municipal securities are exempt from the Ohio personal income tax. Some Ohio statutes provide that interest on and gain from the sale of Ohio municipal securities is exempt from all taxation in Ohio. Dividends that are attributable to interest on or gain from the sale of certain obligations issued under such statutes should be exempt from Ohio personal income tax. Ohio municipalities may not impose income taxes on dividends on any intangible property (including such property of the Fund) unless the intangible income was not exempt from municipal income taxation before April 2, 1986 and the tax was approved in an election held on November 8, 1988. Corporate shareholders will be required to include the interest on Ohio municipal securities in their alternative minimum-taxable income. In addition, corporate shareholders must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

MICHIGAN TAXATION OF DIVIDENDS--MICHIGAN MUNICIPAL MONEY MARKET FUND

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. Government Obligations (or are derived from short term or long term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for Federal income tax purposes.

Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares of any money market funds, particularly the Municipal, Michigan Municipal or Ohio Municipal Money Market Funds, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111, or visit "www.onegroup.com".


REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rate:

                                                               ANNUAL RATE AS PERCENTAGE
FUND                                                          OF AVERAGE DAILY NET ASSETS
----                                                          ---------------------------
One Group Prime Money Market Fund                                          .32%
One Group U. S. Treasury Securities Money Market Fund                      .32%
One Group Municipal Money Market Fund                                      .26%
One Group Michigan Municipal Money Market Fund *                           .22%
One Group Ohio Municipal Money Market Fund                                 .24%

*In March 1999, the Pegasus Funds and One Group Mutual Funds merged. The investment advisory fee includes fees paid to First Chicago NBD Investment Management Company, an affiliate of Banc One Investment Advisors, as advisor to the Pegasus Funds.



YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign subcustodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by ___________________ LLP, whose report, along with the Funds' financial statements are included in the Statement of Additional Information.


ONE GROUP PRIME MONEY MARKET FUND  Financial Highlights

                                                                               YEAR ENDED JUNE 30,
                                                                              ---------------------
CLASS I                             1999          1998           1997         1996             1995
-------                             ----          ----           ----         ----             ----
NET ASSET VALUE, BEGINNING OF PERIOD              $1.000        $1.000        $1.000          $1.000
Investment Activities:
  Net investment income                            0.053         0.051         0.054           0.052
Less Distributions:
  Net investment income                           (0.053)       (0.051)       (0.054)         (0.052)
NET ASSET VALUE, END OF PERIOD                    $1.000        $1.000        $1.000          $1.000
Total Return                                        5.39%         5.20%         5.49%           5.34%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)           $2,616,698    $2,563,768    $2,186,562      $1,965,416
  Ratio of expenses to average net assets           0.51%         0.48%         0.44%           0.41%
  Ratio of net investment income to
    average net assets                              5.26%         5.08%         5.34%           5.27%
  Ratio of expenses to average net assets*          0.58%         0.56%         0.55%           0.57%
  Ratio of net investment income
    average net assets*                             5.19%         5.00%         5.23%           5.12%

----------------
*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


                                                                               YEAR ENDED JUNE 30,
                                                                              ---------------------
CLASS A                             1999          1998           1997         1996             1995
-------                             ----          ----           ----         ----             ----
NET ASSET VALUE, BEGINNING OF PERIOD             $1.000        $1.000        $1.000         $1.000
Investment Activities:
  Net investment income                           0.050         0.048         0.051          0.050
Less Distributions:
  Net investment income                          (0.050)       (0.048)       (0.051)        (0.050)
NET ASSET VALUE, END OF PERIOD                   $1.000        $1.000        $1.000         $1.000
Total Return                                       5.13%         4.94%         5.22%          5.08%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)            $605,291      $332,646      $315,374       $201,968
  Ratio of expenses to average net
    assets                                         0.76%         0.73%         0.69%          0.67%
  Ratio of net investment income
    to average net assets                          5.01%         4.83%         5.09%          5.02%
  Ratio of expenses to average net
    assets*                                        0.83%         0.91%         0.90%          0.92%
  Ratio of net investment income
    to average net assets*                         4.94%         4.65%         4.88%          4.77%

-----------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A Shares commenced offering on February 18, 1992. (b)Annualized.

ONE GROUP PRIME MONEY MARKET FUND  Financial Highlights

                                                                                                             NOVEMBER 21,
                                                                                      YEAR ENDED                1996 TO
                                                                                       JUNE 30,                JUNE 30,
CLASS B                                                                1999              1998                   1997(a)
-------                                                                ----           ----------             ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $1.000                   $1.000
Investment Activities:
  Net investment income                                                                  0.043                    0.026
Less Distributions:
  Net investment income                                                                 (0.043)                  (0.026)
NET ASSET VALUE, END OF PERIOD                                                         $(1.000)                  $1.000
Total Return                                                                              4.35%                    2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                     $1,912                     $618
  Ratio of expenses to average net assets                                                 1.51%                    1.51%(c)
  Ratio of net investment income to average net assets                                    4.25%                    4.16%(c)
  Ratio of expenses to average net assets*                                                1.57%                    1.59%(c)
  Ratio of net investment income to average net assets*                                   4.19%                    4.08%(c)

--------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.


CLASS C                                              1999
-------                                              ----
NET ASSET VALUE, BEGINNING OF PERIOD
Investment Activities:
   Net investment income
Less Distributions:
   Net investment income
NET ASSET VALUE, END OF PERIOD
Total Return
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)
   Ratio of expenses to average net assets
   Ratio of net investment income to average net assets
   Ratio of expenses to average net assets
   Ratio of net investment income to average net assets

ONE GROUP U. S. TREASURY SECURITIES MONEY MARKET FUND    FINANCIAL HIGHLIGHTS


                                                              YEAR ENDED JUNE 30,
                                                              -------------------
CLASS I                                          1999       1998          1997         1996         1995
-------                                          ----       ----          ----         ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD                         $1.000        $1.000       $1.000      $1.000
Investment Activities:
  Net investment income                                       0.051         0.050        0.052       0.050
Less Distributions:
  Net investment income                                      (0.051)       (0.050)(a)   (0.052)     (0.050)
NET ASSET VALUE, END OF PERIOD                               $1.000        $1.000       $1.000      $1.000
Total Return                                                   5.19%         5.07%        5.34%       5.07%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period at (000)                   $3,025,608    $2,243,376   $1,844,590  $1,178,091
  Ratio of expenses to average net assets                       .52%         0.46%        0.42%       0.41%
  Ratio of net investment income to
    average net assets                                         5.07%         4.95%        5.17%       4.96%
  Ratio of expenses to average net assets*                     0.60%         0.57%        0.56%       0.59%
  Ratio of net investment income to
    average net assets*                                        4.99%         4.84%        5.03%       4.78%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Includes $.000002 short term capital gain.



                                                              YEAR ENDED JUNE 30,
                                                              -------------------
CLASS A                                          1999       1998          1997         1996         1995
-------                                          ----       ----          ----         ----         ----

NET ASSET VALUE, BEGINNING OF PERIOD                     $1.000         $1.000       $1.000       $1.000
Investment Activities:
  Net investment income                                   0.048          0.047        0.050        0.047
Less Distributions:
  Net investment income                                  (0.048)        (0.047)(a)   (0.050)      (0.047)
NET ASSET VALUE, END OF PERIOD                           $1.000         $1.000       $1.000       $1.000
Total Return                                               4.92%          4.81%        5.08%        4.81%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                    $861,350       $530,164     $110,864      $98,723
  Ratio of expenses to average net
    assets                                                 0.77%          0.72%        0.67%        0.66%
  Ratio of net investment income
    to average net assets                                  4.82%          4.71%        4.92%        4.71%
  Ratio of expenses to average net
    assets*                                                0.86%          0.93%        0.91%        0.94%
  Ratio of net investment income
    to average net assets*                                 4.73%          4.50%        4.68%        4.43%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) Includes $.000002 short term capital gain. (b) Class A Shares commenced offering on February 18, 1992. (c) Annualized.


                                                                                                             NOVEMBER 21,
                                                                      YEAR ENDED JUNE 30,                     1996 TO
                                                                      -------------------                     JUNE 30,
CLASS B                                                           1999                   1998                  1997(a)
-------                                                           ----                   ----                ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                    $1.000                   $1.000
Investment Activities:
  Net investment income                                                                  0.041                    0.024
Less Distributions:
  Net investment income                                                                 (0.041)                  (0.024)(b)
NET ASSET VALUE, END OF PERIOD                                                          $1.000                   $1.000
Total Return                                                                              4.14%                    2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                     $  181                   $   49
  Ratio of expenses to average net assets                                                 1.52%                    1.48%(d)
  Ratio of net investment income to average net assets                                    4.06%                    3.97%(d)
  Ratio of expenses to average net assets*                                                1.60%                    1.59%(d)
  Ratio of net investment income to average net assets*                                   3.98%                    3.86%(d)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) Period from commencement of operations. (b) Includes $.000002 short term capital gain. (c) Not annualized. (d) Annualized.

CLASS C
-------

ONE GROUP MUNICIPAL MONEY MARKET FUND  FINANCIAL HIGHLIGHTS

                                                                    YEAR ENDED JUNE 30,
                                                                    -------------------
Class I                                          1999       1998       1997         1996        1995
-------                                          ----       ----       ----         ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD                         $1.000     $1.000       $1.000      $1.000
Investment Activities:
  Net investment income                                       0.032      0.031        0.033       0.032
Less Distributions:
  Net investment income                                      (0.032)    (0.031)      (0.033)     (0.032)
NET ASSET VALUE, END OF PERIOD                               $1.000     $1.000       $1.000      $1.000
Total Return                                                   3.27%      3.19%        3.34%       3.28%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                        $498,127   $467,420     $459,807    $437,743
  Ratio of expenses to average net assets                      0.45%      0.43%        0.41%       0.41%
  Ratio of net investment income to
    average net assets                                         3.22%      3.16%        3.29%       3.26%
Ratio of expenses to average net assets*                       0.56%      0.55%        0.59%       0.59%
  Ratio of net investment income to
    average net assets*                                        3.11%      3.04%        3.11%       3.08%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



                                                               YEARS ENDED JUNE 30,
                                                               --------------------
CLASS A                                     1999        1998        1997        1996         1995
-------                                     ----        ----        ----        ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.000      $1.000      $1.000       $1.000
Investment Activities:
  Net investment income                                0.030       0.029       0.030        0.030
Less Distributions:
  Net investment income                               (0.030)     (0.029)     (0.030)      (0.030)
NET ASSET VALUE, END OF PERIOD                        $1.000      $1.000      $1.000       $1.000
Total Return                                            3.01%       2.97%       3.08%        3.02%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                 $104,809     $48,185     $50,720      $56,518
  Ratio of expenses to average net
    assets                                              0.70%       0.68%       0.66%        0.66%
  Ratio of net investment income
    to average net assets                               2.97%       2.91%       3.04%        3.01%
  Ratio of expenses to average
    net assets*                                         0.81%       0.90%       0.94%        0.94%
  Ratio of net investment income
    to average net assets*                              2.86%       2.69%       2.76%        2.73%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) Class A shares commenced offering  on February 18, 1992. (b) Annualized.

CLASS C
-------

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND    FINANCIAL HIGHLIGHTS

                                                            YEAR ENDED DECEMBER 31,
                                                            -----------------------
CLASS I                                              1999            1998                  1997               1996(a)
-------                                              ----            ----                  ----               -------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  1.00               $  1.00              $  1.00
Investment Activities:
  Net investment income                                             0.0298                0.0321               0.0225
  Net realized and unrealized gains
    (losses) from investments and futures                               --                    --                   --
Total from Investment Activities                                    0.0298                0.0321               0.0225
Distributions:
  Net investment income                                            (0.0298)              (0.0321)             (0.0225)
Total Distributions                                                (0.0298)              (0.0321)             (0.0225)
NET ASSET VALUE, END OF PERIOD                                       $1.00                 $1.00                $1.00
Total Return                                                          3.02%                 3.26%                3.03%(b)
RATIO/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $110,833               $74,888              $49,521
  Ratio of expenses to average net assets                             0.50%                 0.50%                0.59%(b)
  Ratio of net investment income to
    average net assets                                                2.97%                 3.20%                3.02%(b)
  Ratio of expenses to average net
    assets*                                                           0.54%                 0.62%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996. (b) Annualized.



                                                                           YEAR ENDED DECEMBER 31,
                                                                           -----------------------
CLASS A                                                 1999          1998          1997         1996           1995
-------                                                 ----          ----          ----         ----           ----
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  1.00       $  1.00      $  1.00      $   1.00
Investment Activities:
  Net investment income                                               0.0273        0.0296       0.0289        0.0329
  Net realized and unrealized gains
    (losses) from investments and futures                                 --            --           --            --
Total from Investment Activities                                      0.0273        0.0296       0.0289        0.0329
Distributions:
  Net investment income                                              (0.0273)      (0.0296)     (0.0289)      (0.0329)
Total Distributions                                                  (0.0273)      (0.0296)     (0.0289)      (0.0329)
NET ASSET VALUE, END OF PERIOD                                       $  1.00       $  1.00      $  1.00      $   1.00
Total Return                                                            2.76%         3.00%        2.93%         3.32%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                  $64,283       $29,202      $72,089      $122,057
  Ratio of expenses to average net assets                               0.75%         0.75%        0.74%         0.69%
  Ratio of net investment income to
    average net assets                                                  2.72%         2.95%        2.87%         3.30%
  Ratio of expenses to average net assets*                              0.78%         0.79%        0.77%         0.76%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) For the period January 23, 1991 (commencement of operations) through December 31, 1991. (b) Annualized.

CLASS C
-------

ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND     FINANCIAL HIGHLIGHTS

                                                                YEAR ENDED JUNE 30,
                                                                -------------------
CLASS I                                    1999         1998           1997           1996         1995
-------                                    ----         ----           ----           ----         ----
NET ASSET VALUE, BEGINNING
  OF PERIOD $1.00                                       $1.000         $1.000        $1.000        $1.000
Investment Activities:
  Net investment income                                  0.033          0.032         0.033         0.032
Less Distributions:
  Net investment income                                 (0.033)        (0.032)       (0.032)       (0.032)
  In excess of net investment
    income                                                  --         (0.001)           --            --
Total Distributions                                     (0.033)        (0.032)       (0.033)       (0.032)
NET ASSET VALUE, END OF PERIOD                          $1.000         $1.000        $1.000        $1.000
Total Return                                              3.31%          3.22%         3.34%         3.20%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                                              $77,224        $56,442       $55,915       $51,806
  Ratio of expenses to average
    net assets                                            0.40%          0.40%         0.41%         0.41%
  Ratio of net investment
    income to average net assets                          3.27%          3.17%         3.19%         3.13%
  Ratio of expenses to average
    net assets*                                           0.53%          0.53%         0.71%         0.60%
  Ratio of net investment
    income to average net assets*                         3.14%          3.04%         2.89%         2.94%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


                                                                YEAR ENDED JUNE 30,
                                                                -------------------
CLASS A                                    1999         1998           1997           1996         1995
-------                                    ----         ----           ----           ----         ----
NET ASSET VALUE, BEGINNING
  OF PERIOD $1.00                                       $1.000         $1.000        $1.000        $1.000
Investment Activities:
  Net investment income                                  0.030          0.029         0.030         0.029
Less Distributions:
  Net investment income                                 (0.030)        (0.029)       (0.029)       (0.029)
  In excess of net investment
    income                                                  --         (0.001)           --            --
Total Distributions                                     (0.030)        (0.029)       (0.030)       (0.029)
NET ASSET VALUE, END OF PERIOD                          $1.000         $1.000        $1.000        $1.000
Total Return                                              3.06%          2.96%         3.08%         2.98%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                                               $30,479       $41,132       $35,790       $37,356
  Ratio of expenses to average
    net assets                                            0.65%          0.65%         0.66%         0.63%
  Ratio of net investment
    income to average net assets                          2.98%          2.90%         2.94%         2.91%
  Ratio of expenses to average
    net assets*                                           0.78%          0.88%         1.06%         0.95%
  Ratio of net investment income
    to average net assets*                                2.85%          2.67%         2.54%         2.59%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

CLASS C
-------

                                   APPENDIX A
                                   ----------

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


FUND NAME                                                                                          FUND CODE
---------                                                                                          ---------
One Group Prime Money Market Fund                                                                     1
One Group U. S. Treasury Securities Money Market Fund                                                 2
One Group Municipal Money Market Fund                                                                 3
One Group Michigan Municipal Money Market Fund                                                        4
One Group Ohio Municipal Money Market Fund                                                            5



INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS,                                   1-5             Market
and CUBES. The U.S. Treasury Securities Money Market
Fund does not buy STRIPS and CUBES.

TREASURY RECEIPTS: TRs, TIGRS, and CATS.                                                1, 3-5            Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                                    1, 3-5            Market
by agencies and instrumentalities of the U.S.                                                             Credit
Government. These include Ginnie Mae, Fannie Mae, and
Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a                                  1, 3-5            Market
stated maturity.                                                                                          Credit
                                                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank                                 1, 3-5           Liquidity
in exchange for the deposit of funds.                                                                     Credit
                                                                                                          Market

REPURCHASE AGREEMENTS: The purchase of a security and                                     1-5             Credit
the simultaneous commitment to return the security to                                                     Market
the seller at an agreed upon price on an agreed upon                                                     Liquidity
date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                                    1, 2             Market
and the simultaneous commitment to buy the security                                                      Leverage
back at an agreed upon price on an agreed upon date.
This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the                                    1              Credit
Fund's total assets. In return the Fund will receive                                                      Market
cash, other securities and/or letters of credit as                                                       Leverage
collateral.


INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                         1, 3-5            Market
Purchase or contract to purchase securities at a                                                         Leverage
fixed price for delivery at a future date.                                                               Liquidity
                                                                                                          Credit

INVESTMENT COMPANY SECURITIES: Shares of other money                                    1, 3-5            Market
market mutual funds, including One Group money market funds
and shares of other money market funds for which Banc One Investment Advisors serves as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

EXTENDABLE COMMERCIAL NOTES: Variable rate notes                                        1, 3-5            Market
which normally mature within a short period of time                                                       Credit
(e.g., 1 month) but which may be extended by the                                                         Liquidity
issuer for a maximum maturity of thirteen months.

BANKERS' ACCEPTANCES: Bills of exchange or time                                         1, 3-5            Credit
drafts drawn on and accepted by a commercial bank.                                                       Liquidity
Maturities are generally six months or less.                                                              Market

COMMERCIAL PAPER: Secured and unsecured short-term                                      1, 3-5            Credit
promissory notes issued by corporations and other                                                        Liquidity
entities. Maturities generally vary from a few days                                                       Market
to nine months.

FOREIGN SECURITIES: Commercial paper of foreign                                         1, 3-5            Market
issuers and obligations of foreign banks, overseas                                                       Political
branches of U.S. banks and supranational entities.                                                       Liquidity
                                                                                                    Foreign Investment

RESTRICTED SECURITIES: Securities not registered                                        1, 3-5           Liquidity
under the Securities Act of 1933, such as privately                                                       Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                                     1, 3-5            Market
with interest rates which are reset daily, weekly,                                                        Credit
quarterly or some other period and which may be                                                          Liquidity
payable to the Fund on demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured                                    1, 3-5          Pre-payment
by real estate loans and pools of loans. These include                                                    Market
collateralized mortgage obligations ("CMOs") and Real                                                     Credit
Estate Mortgage Investment Conduits ("REMICs").                                                         Regulatory

DEMAND FEATURES: Securities that are subject to puts                                    1, 3-5            Market
and standby commitments to purchase the securities at                                                    Liquidity
a fixed price (usually with accrued interest) within                                                    Management
a fixed period of time following demand by a Fund.


INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
MUNICIPAL SECURITIES: Securities issued by a state                                      1, 3-5            Market
or political subdivision to obtain funds for various                                                      Credit
public purposes. Municipal securities include private                                                    Political
activity bonds and industrial development bonds, as                                                         Tax
well as General Obligation Notes, Tax Anticipation                                                      Regulatory
Notes, Bond Anticipation Notes, Revenue Anticipation
Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities and single family revenue bonds.

SHORT-TERM FUNDING AGREEMENTS: Agreements issued by                                        1              Market
banks and highly rated insurance companies such as                                                        Credit
Guaranteed Investment Contracts ("GICs") and Bank                                                        Liquidity
Investment Contracts ("BICs").

PARTICIPATION INTERESTS: Interests in municipal                                         1, 3-5            Credit
securities, including municipal leases, from                                                                Tax
financial institutions such as commercial and                                                             Market
investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the
Funds to treat the income from the investment as exempt from Federal Income Tax.

ASSET-BACKED SECURITIES: Securities secured by                                          1, 3-5          Pre-payment
company receivables, home equity loans, truck and                                                         Market
auto loans, leases, credit card receivables and                                                           Credit
other securities backed by other types of receivables                                                   Regulatory
or other assets.

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



(Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS

ONE GROUP(R) TREASURY PRIME MONEY MARKET FUND
ONE GROUP(R) U. S. GOVERNMENT SECURITIES MONEY MARKET FUND

NOVEMBER 1, 1999

The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

  One Group Treasury Prime Money Market Fund
  One Group U. S. Government Securities Money Market Fund

MORE ABOUT THE FUNDS

   Principal Investment Strategies
   Investment Risks
   Investment Policies
   Portfolio Quality and Maturity

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

   Purchasing Fund Shares
   Sales Charges
   Exchanging Fund Shares
   Redeeming Fund Shares

SHAREHOLDER INFORMATION

   Voting Rights
   Dividend Policies
   Tax Treatment of Shareholders
   Shareholder Inquiries

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

   The Advisor
   Advisory Fees
   Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP TREASURY PRIME MONEY MARKET FUND

WHAT IS THE GOAL OF THE TREASURY PRIME MONEY MARKET FUND?

The Fund seeks high current income with liquidity and stability of principal.

WHAT ARE THE TREASURY PRIME MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in U. S. Treasury bills, notes, and bonds. The Fund does not engage in repurchase transactions . The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Prime Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TREASURY PRIME MONEY MARKET FUND?

The main risks of investing in the Treasury Prime Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

     Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

     Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

     Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE TREASURY PRIME MONEY MARKET FUND PERFORMED?

The Treasury Prime Money Market Fund had not begun operations as of June 30, 1999. Therefore, the performance that normally would be provided in this Section is unavailable. However, to obtain the Fund's current yield information, please call toll-free 1-800-480-4111.

FEES AND EXPENSES OF THE TREASURY PRIME MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS C    SERVICE CLASS      CLASS I
investment)(1)

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                                                   none           none           none            none

Maximum Deferred Sales
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)                                              none          1.00%           none            none

Redemption Fee                                           none           none           none            none

Exchange Fee                                             none           none           none            none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(2)


Investment Advisory Fees                                 .35%           .35%           .35%            .35%

Distribution [and/or Service]
(12b-1) Fees                                             .25%          1.00%           .75%            none

Other Expenses                                           .20%           .20%           .20%            .20%

Total Annual fund Operating
Expenses                                                 .80%          1.55%          1.30%            .55%

Fee Waiver and/or Expense
Reimbursement(3)                                        (.03%)         (.03%)         (.23%)          (.03%)

Net Expenses                                             .77%          1.52%          1.07%            .52%

-------------------------------------------------------------------------------------------------------------

--------
(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, 1.52% for Class C shares, 1.07% for Service Class shares, and .52% for Class I shares, for the period beginning November 1, 1999 and ending on October 31, 2000.

Example: The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

--------------------------------------------------------------------------------------
                    CLASS A             CLASS C           SERVICE CLASS(2)    CLASS I

                                  Assuming no    Assuming
                                  redemption     redemption at the
                                                 end of each period

      1 Year(1)     $ 79         $  155       $  255       $  109             $    53
      3 Years       $252         $  487       $  487       $  389             $   173
      5 Years       $441         $  842       $  842       $  691             $   304
     10 Years       $987         $1,843       $1,843       $1,548             $   686
--------------------------------------------------------------------------------------

1    Without contractual fee waivers, 1 year expenses would be as follows:

         Class A                      $ 82
         Class C (no redemption)      $158
         Class C (with redemption)    $258
         Service Class                $132
         Class I                      $ 56

2 Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

ONE GROUP U. S. GOVERNMENT SECURITIES MONEY MARKET FUND

WHAT IS THE GOAL OF THE U. S. GOVERNMENT SECURITIES MONEY MARKET FUND?

The Fund seeks high current income consistent with liquidity and stability of principal.

WHAT ARE THE U. S. GOVERNMENT SECURITIES MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in short-term securities issued or guaranteed by the U. S. Government, its agencies or instrumentalities; and repurchase agreements relating to such securities. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U. S. Government Securities Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE U. S. GOVERNMENT SECURITIES MONEY MARKET FUND?

The main risks of investing in the U. S. Government Securities Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

     Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

     Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

     Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE U. S. GOVERNMENT SECURITIES MONEY MARKET FUND PERFORMED?

The U. S. Government Securities Money Market Fund had not begun operations as of June 30, 1999. Therefore, the performance that normally would be provided in this Section is unavailable. However, to obtain the Fund's current yield information, please call toll-free 1-800-480-4111.

FEES AND EXPENSES OF THE U. S. GOVERNMENT SECURITIES MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A    CLASS C    SERVICE CLASS      CLASS I
investment)(1)
Maximum  Sales Charge (Load)                             none       none          none            none
Imposed on Purchases (as a
percentage of offering
price)

Maximum Deferred Sales                                   none       1.00%         none            none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                           none       none          none            none

Exchange Fee                                             none       none          none            none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)


Investment Advisory Fees                                 .35%        .35%         .35%            .35%

Distribution [and/or
Service] (12b-1) Fees                                    .25%       1.00%         .75%            none

Other Expenses                                           .20%        .20%         .20%            .20%

Total Annual fund Operating
Expenses                                                0.80%       1.55%        1.30%            .55%

Fee Waiver and/or Expense
Reimbursement(3)                                        (.03%)      (.03%)       (.23%)          (.03%)

Net Expenses                                             .77%       1.52%        1.07%            .52%

-------------------------------------------------------------------------------------------------------------

--------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .77% for Class A shares, 1.52% for Class C shares, 1.07% for Service Class shares, and .52% for Class I shares, for the period beginning November 1, 1999 and ending on October 31, 2000.

Example: The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

--------------------------------------------------------------------------------------
                    CLASS A             CLASS C           SERVICE CLASS(2)    CLASS I

                                  Assuming no    Assuming
                                  redemption     redemption at the
                                                 end of each period


      1 Year(1)     $ 79         $  155       $  255        $  109            $  53
      3 Years       $252         $  487       $  487        $  389            $ 173
      5 Years       $441         $  842       $  842        $  691            $ 304
     10 Years       $987         $1,843       $1,843        $1,548            $ 686
--------------------------------------------------------------------------------------

1    Without contractual fee waivers, 1 year expenses would be as follows:

            Class A                    $ 82
            Class C (no redemption)    $158
            Class C (with redemption)  $258
            Service Class              $132
            Class I                    $ 56

2 Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

MORE ABOUT THE FUNDS

Each of the two funds described in this Prospectus is a series of One Group Mutual Funds ("One Group") and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The two mutual funds described in this Prospectus are designed to produce high current income consistent with liquidity or capital preservation and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. They are also described below.

                    -----------------------------------------------------------
                                    FUNDAMENTAL POLICIES

                    A Fund's investment strategy may involve "fundamental policies". A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.
                    -----------------------------------------------------------

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

                    -----------------------------------------------------------
                              What is Average Weighted Maturity?

                    Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in share price you can expect.
                    -----------------------------------------------------------


ONE GROUP TREASURY PRIME MONEY MARKET FUND.

     - The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

     -    Each security held by the Fund will mature in 397 days or less

     - The Fund will acquire only those securities that are issued or guaranteed by the U. S. Treasury.

     - The Fund does not invest in securities subject to repurchase agreements.

ONE GROUP U. S. GOVERNMENT SECURITIES MONEY MARKET FUND.

     - The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

     -    Each security held by the Fund will mature in 397 days or less

     - The Fund will acquire only those securities that are issued or guaranteed by the U. S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

INVESTMENT RISKS. The main risks associated with investing in the Money Market Funds are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. Additional risks are described below.

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

PORTFOLIO TURNOVER: The Funds attempt to increase yield by taking advantage of short-term market variations. This policy is expected to result in high portfolio turnover. However, this should not adversely affect the Funds because they usually do not pay brokerage commissions when purchasing U.S. government securities.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

DERIVATIVES. The U. S. Government Securities Money Market Fund invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks.


                  -----------------------------------------------------------
                                     WHAT IS A DERIVATIVE?

                  Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
                  -----------------------------------------------------------

For more information about risks associated with the types of investments that the Money Market Funds purchase, please read the Fund Summaries: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.

INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

     1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

     2. Will not, with respect to 75% of a Fund's total assets, purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except as otherwise permitted by applicable law or regulation. This does not include securities issued or guaranteed by the United States, its agencies and instrumentalities, and repurchase agreements involving these securities.

     3. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

     4. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.

     5. Will not mortgage, pledge or hypothecate any assets, except in connection with borrowing specified in 4 above and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.


PORTFOLIO MATURITY. The maturity of money market funds are subject to SEC rules. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a money market fund's assets (although there is no limit on government securities).

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

     -    The One Group Services Company, and

     - Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

     - Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

     - Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services Company:

          (i)  before 2:00 p.m., ET, for the Treasury Prime Money Market Fund;
               and

          (ii) before 4:00 p.m., ET, for the U. S. Government Securities Money Market Fund.

         In addition, the Funds' Custodian, State Street Bank and Trust Company, must receive "federal funds" before the times listed above on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

     - On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

     - If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

     - The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

     - Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

     -    Class A and Class C shares are available to the general public.

     - Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

     - Service Class shares are available to Intermediaries purchasing shares on behalf of investors requiring additional administrative or accounting services such as sweep processing.

     - When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares.

One Group Fund Direct IRA and 403(b). One Group offers retirement plans. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

-    Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

-    NAV is calculated each business day as of:

          (i)  2:00 p.m., ET, for the Treasury Prime Money Market Fund; and

          (ii) 4:00 p.m., ET, for the U. S. Government Securities Money Market Fund.

     On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.

     - The minimum initial investment is $1,000 ($100 for employees of BANK ONE CORPORATION and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

     -    Subsequent investments must be at least $25.

     -    The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire) payable to "One Group" to:

     State Street Bank and Trust Company
     c/o One Group
     P.O. Box 8528
     Boston, MA 02266-8528

     Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

     If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual and endorsed to One Group are considered third party checks. All checks must be payable to one of the following:

     -    One Group Mutual Funds,

     -    State Street Bank and Trust Company, or

     -    The specific Fund in which you are investing.

     Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

     - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

     - Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:

              State Street Bank and Trust Company
              Attn: Custody & Shareholder Services
              ABA 011 000 028
              DDA 99034167
              FBO One Group Fund (ex: One Group Treasury Prime Money
                Market Fund--A)
              Your Account Number (ex: 123456789)
              Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

     - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

     - You may revoke your right to make purchases over the telephone by sending a letter to:

              State Street Bank and Trust Company
              c/o One Group
              P.O. Box 8528
              Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

     - Select the "Systematic Investment Plan" option on the Account Application Form.

     - Provide the necessary information about the bank account from which your investments will be made.

     - Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

     - One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

     - You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

               State Street Bank and Trust Company
               c/o One Group
               P.O. Box 8528
               Boston, MA 02266-8528

MAY I WRITE CHECKS ON MY ACCOUNT?

Class A shareholders may write checks for $250 or more.

- Checks may be payable to any person and your account will continue to earn dividends until the check clears.

- Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

- You can not use this option to close your account because of the difficulty of determining the exact value of your account.

- You must wait ten (10) calendar days before you can write a check against shares purchased by a check.

TO SELECT THIS OPTION:

-    Select the "Check Writing" option on the Account Application Form.

- Complete, sign and return a signature card and other forms sent to you by State Street Bank and Trust Company. You will receive a supply of checks that will be drawn on State Street Bank and Trust Company.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a Contingent Deferred Sales Charge as follows:

                                                                                   CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------

                              0-1                                                           1.00%
                       After first year                                                      none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

     - The Fund assumes that all purchases made in a given month were made on the first day of the month.

     -    The CDSC is based on the net amount redeemed.

     - A sales charge is not assessed on shares acquired through reinvestment of dividends or capital gains distributions.

     - To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

     - If you exchange Class C shares of an unrelated mutual fund for Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 FEES. 12b-1 fees are paid by One Group Mutual Funds to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-    The 12b-1 fees vary by share class as follows:

          1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

          2. Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares.

          3. Service Class shares pay a 12b-1 fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55% for each Fund.

          4.   There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% of the average daily net assets of Class A shares.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund Shares you received in the exchange. Please read Do I Pay a Sales Charge on an Exchange?

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. The waivers described above will not continue indefinitely and may be discontinued at any time without notice.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

     - Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

     - Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

     - Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

     -    Service Class shares do not have exchange privileges.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

     - State Street Bank and Trust Company receives the request by: (i) 4:00 p.m., ET.

     - You have provided One Group with all of the information necessary to process the exchange.

     - You have received a current prospectus of the Fund or Funds in which you wish to invest.

     -    You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

     - You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

     -    You will pay a sales charge if you bought Class A shares of a Fund:

          1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

          2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

     - If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

          1. Your new Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

          2. The current holding period for your exchanged Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

     - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

     - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

     -    You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

     - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

     - Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

     - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

     - Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

     - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          One Group
          c/o State Street Bank and Trust Company
          P.O. Box 8528
          Boston, MA 02266-8528

     -    All requests for redemptions from IRA accounts must be in writing.

     - You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

     - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

          1.   the redemption is for $50,000 worth of shares or less;

          2.   the redemption is payable to the shareholder of record;

          3. the redemption check is mailed to the shareholder at the record address; or

          4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

     - On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

          1.   a designated commercial bank; or

          2.   your Shareholder Servicing Agent.

     - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

     - Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Funds will attempt to honor requests for same day payment if the request is received before 2:00 p.m., ET for the Treasury Prime Money Market Fund and 4:00 p.m., ET for the U. S. Government Securities Money Market Fund. If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.

     - The Funds also will attempt to honor requests for payment in two business days, if the redemption request is received after the time listed above.

WHAT WILL MY SHARES BE WORTH?

          - The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

          - If you own Class A, Service Class or Class I shares, you will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

          - If you own Class C shares, you will receive the NAV calculated after your redemption request is received, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

     - Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

     - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

     - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

     - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

     -    REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

     - Select the "Systematic Withdrawal Plan" option on the Account Application Form.

     - Specify the amount you wish to receive and the frequency of the payments.

     -    You may designate a person other than yourself as the payee.

     -    There is no charge for this service.

     -    If you select this option, please keep in mind that:

          1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

          2. If you own Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% annually. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

          3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

          4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

     - Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

     - If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

     - Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

     -    One Group may suspend your ability to redeem when:

          1.   Trading on the New York Stock Exchange ("NYSE") is restricted.

          2.   The NYSE is closed (other than weekend and holiday closings).

          3.   The SEC has permitted a suspension.

          4.   An emergency exists.

          The Statement of Additional Information offers more details about this process.

          - You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B, Class C and Service Class shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling The One Group Services Company at 1-800-480-4111.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111, or visit "www.onegroup.com".

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign subcustodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

ONE GROUP TREASURY PRIME MONEY MARKET FUND    Financial Highlights

This section normally would include Financial Highlights for the Fund. Because the Fund had not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

ONE GROUP U. S. GOVERNMENT SECURITIES MONEY MARKET FUND    Financial Highlights

This section normally would include Financial Highlights for the Fund. Because the Fund had not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

                                   APPENDIX A

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

FUND NAME                                                                                          FUND CODE
---------                                                                                          ---------

One Group Treasury Prime Money Market Fund                                                            1
One Group U. S. Government Securities Money Market Fund                                               2


INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds.                                           1-2             Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                                       2              Market
by agencies and instrumentalities of the U.S. Government.                                                 Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

REPURCHASE AGREEMENTS: The purchase of a security and                                      2              Credit
the simultaneous commitment to return the security to                                                     Market
the seller at an agreed upon price on an agreed upon                                                     Liquidity
date. This is treated as a loan.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                            2              Market
Purchase or contract to purchase securities at a                                                         Leverage
fixed price for delivery at a future date.                                                               Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other money                                       2              Market
market mutual funds, including One Group money market funds
and shares of other money market funds for which Banc One Investment Advisors serves as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                                        2              Market
with interest rates which are reset daily, weekly,                                                        Credit
quarterly or some other period and which may be                                                          Liquidity
payable to the Fund on demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured                                       2            Pre-payment
by real estate loans and pools of loans. These include                                                    Market
collateralized mortgage obligations ("CMOs") and Real                                                     Credit
Estate Mortgage Investment Conduits ("REMICs").                                                         Regulatory


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any premium paid, resulting in an unexpected capital loss.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.

(Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS




INSTITUTIONAL MONEY MARKET  FUNDS PROSPECTUS
NOVEMBER 1, 1999




         ONE GROUP(R) INSTITUTIONAL PRIME MONEY MARKET FUND
         ONE GROUP(R) TREASURY ONLY MONEY MARKET FUND
         ONE GROUP(R) GOVERNMENT MONEY MARKET FUND




The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
  One Group Institutional Prime Money Market Fund
  One Group Treasury Only Money Market Fund
  One Group Government Money Market Fund

MORE ABOUT THE FUNDS
  Principal Investment Strategies
   Investment Risks
   Investment Policies
   Portfolio Quality and Maturity

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
  Purchasing Fund Shares
  Exchanging Fund Shares
  Redeeming Fund Shares

SHAREHOLDER INFORMATION
  Voting Rights
  Dividend Policies
  Tax Treatment of Shareholders
  Shareholder Inquires

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
 The Advisor
 Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A: INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND

WHAT IS THE GOAL OF THE INSTITUTIONAL PRIME MONEY MARKET FUND?

The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE INSTITUTIONAL PRIME MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in high quality, short-term money market instruments. These instruments include commercial paper, bank obligations and deposit notes. The Fund will comply with Securities and Exchange ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry. For more information about the Institutional Prime Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INSTITUTIONAL PRIME MONEY MARKET
FUND?

The main risks of investing in the Institutional Prime Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About One Group Mutual Funds" and "Investment Risks."

         Credit Risk. Because the Fund only invests in high quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

         Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund.

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE INSTITUTIONAL PRIME MONEY MARKET FUND PERFORMED?

The Institutional Prime Money Market Fund began operations on April 19, 1999. Therefore, the performance that normally would be provided in this section is unavailable. However, to obtain the Fund's current yield information, please call toll-free 1-877-691-1118.

FEES AND EXPENSES OF THE INSTITUTIONAL PRIME MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your          CLASS I       CLASS S
investment)(1)                                          -------       -------

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                            none           none

Maximum Deferred Sales Charge
(Load)(as a percentage of original
purchase price of redemption                             none           none
proceeds, as applicable)

Redemption Fee                                           none           none

Exchange Fee                                             none           none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                                  .10%           .10%

Distribution [and/or Service]
(12b-1) Fees                                             none           none

Other Expenses                                            .15%           .40%

Total Annual fund Operating                               .25%           .50%(3)
Expenses

Fee Waiver and/or Expense
Reimbursement(4)                                         (.07%)         (.15%)

Net Expenses                                              .18%           .35%

---------------------------------------------------------------------------------


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Class S shareholders pay a shareholder servicing fee equal to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

(4) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .18% for Class I shares and .35% for Class S shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------
                    CLASS I         CLASS S
----------------------------------------------
1 Year(1)            $ 18            $ 36

3 Years              $ 73            $145

5 Years              $134            $264

10 Years             $311            $613

----------------------------------------------

(1) Without contractual fee waivers, 1 Year expenses for Class I shares would be $26 and Class S shares would be $51.

ONE GROUP TREASURY ONLY MONEY MARKET FUND

WHAT IS THE GOAL OF THE TREASURY ONLY MONEY MARKET FUND?

The Fund seeks high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE TREASURY ONLY MONEY MARKET FUND?

The Fund invests exclusively in short-term U.S. Treasury bills, notes, bonds. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Only Money Market Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TREASURY ONLY MONEY MARKET FUND?

The main risks of investing in the Treasury Only Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About One Group Mutual Funds" and "Investment Risks."

         Interest Rate Risk: The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE TREASURY ONLY MONEY MARKET FUND PERFORMED?

By showing the variability of the Treasury Only Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE TREASURY ONLY MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

--------------------------------------
TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

[GRAPH]

   1994   1995   1996   1997   1998
   ----   ----   ----   ----   ----

  4.02%   5.67%  5.20%  5.28%  5.08%


--------------------------------------


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.21%.

         BEST QUARTER: 1.43% 2Q 1995;      WORST QUARTER: 0.77% 4Q 1993


The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

---------------------------------------------------------------------------------------
CLASS I                                      1 YEAR       5 YEARS          LIFE
-------                                      ------       -------     (SINCE 4/16/93)
                                                                      ---------------
One Group Treasury Only Money Market
Fund                                          4.69%         5.17%          4.78%

---------------------------------------------------------------------------------------


To obtain current yield information, call toll-free 1-877-691-1118.

FEES AND EXPENSES OF THE TREASURY ONLY MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your        CLASS I       CLASS S
investment)(1)                                        -------       -------

Maximum Sales Charge (Load)
Imposed on Purchases (as a                             none           none
percentage of offering price)

Maximum Deferred Sales Charge
(Load)(as a percentage of original
purchase price of redemption                           none           none
proceeds, as applicable)

Redemption Fee                                         none           none

Exchange Fee                                           none           none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                                .08%           .08%

Distribution [and/or Service]
(12b-1) Fees                                           none           none

Other Expenses                                          .10%           .35%(3)

Total Annual fund Operating                             .18%           .43%
Expenses

Fee Waiver and/or Expense                              none            (.08%)
Reimbursement(4)

Net Expenses                                            .18%           .35%
---------------------------------------------------------------------------------


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Class S shareholders pay a shareholder servicing fee equal to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

(4) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .18% for Class I shares and .35% for Class S shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------------------------------
                CLASS I      CLASS S
-------------------------------------------
1 Year(1)        $ 18         $ 36
3 Years          $ 58         $130
5 Years          $101         $233
10 Years         $230         $534
-------------------------------------------

(1) Without contractual fee waivers, 1 Year expenses for Class S shares would be $44.

ONE GROUP GOVERNMENT MONEY MARKET FUND

WHAT IS THE GOAL OF THE GOVERNMENT MONEY MARKET FUND?

The Fund seeks high current income with liquidity and stability of principal.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE GOVERNMENT MONEY MARKET FUND?

The Fund invests exclusively in high quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities. Some of the securities purchased by the Fund may be subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE GOVERNMENT MONEY MARKET FUND?

The main risks of investing in the Government Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About One Group Mutual Funds" and "Investment Risks."

         Interest Rate Risk: The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE GOVERNMENT MONEY MARKET FUND PERFORMED?

By showing the variability of the Government Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE GOVERNMENT MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

-------------------------------------------
TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES
[GRAPH]

    1994    1995     1996    1997    1998
    ----    ----     ----    ----    ----

    4.24%   5.87%   5.42%   5.56%   5.47%

-------------------------------------------

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.41%.

         BEST QUARTER: 1.47% 2Q 1995;       WORST QUARTER: 0.81% 4Q 1993


The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


---------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

---------------------------------------------------------------------------------
CLASS I                                    1 YEAR      5 YEARS         LIFE
-------                                    ------      -------   (SINCE 6/14/93)
                                                                 ---------------
One Group Government Money Market Fund      5.13%       5.45%         5.09%

---------------------------------------------------------------------------------


To obtain current yield information, call toll-free 1-877-691-1118.

FEES AND EXPENSES OF THE GOVERNMENT MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your       CLASS I        CLASS S
investment)(1)

Maximum Sales Charge (Load)
Imposed on Purchases (as a                             none           none
percentage of offering price)

Maximum Deferred Sales Charge
(Load)(as a percentage of original
purchase price of redemption                           none           none
proceeds, as applicable)

Redemption Fee                                         none           none

Exchange Fee                                           none           none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                                .08%           .08%

Distribution [and/or Service]                          none           none
(12b-1) Fees

Other Expenses                                          .10%           .35%(3)

Total Annual fund Operating                             .18%           .43%
Expenses

Fee Waiver and/or Expense                              none           (.08%)
Reimbursement(4)

Net Expenses                                            .18%           .35%
---------------------------------------------------------------------------------



(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Class S shareholders pay a shareholder servicing fee equal to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

(4) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .18% for Class I shares and .35% for Class S shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

---------------------------------------------
                  CLASS I      CLASS S
---------------------------------------------
1 Year(1)          $ 18         $ 36
3 Years            $ 58         $130
5 Years            $101         $233
10 Years           $230         $534
---------------------------------------------

(1) Without contractual fee waivers, 1 Year expenses for Class S shares would be $44.

MORE ABOUT THE FUNDS

Each of the three Funds described in this Prospectus is a series of One Group Mutual Funds ("One Group") and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The three mutual funds described in this Prospectus are designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

         ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

         - The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

         -  Each security held by the Fund will mature in 397 days or less.

         - The Fund will acquire only those securities that present minimal credit risks.

         - The Fund invests exclusively in money market instruments. These include, but are not limited to,:

                  1. U.S. Treasury obligations and obligations issued or
                     guaranteed by U.S. agencies or instrumentalities.

                  2. mortgage backed securities.

                  3. commercial paper.

                  4. bank obligations and deposit notes.

                  5. notes/bonds.

                  6. medium term notes.

                  7. funding agreements.

                  8. domestic or Yankee or Euro certificates of deposit.

         - The Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

        -   The Fund may lend its portfolio's securities.

        ONE GROUP TREASURY ONLY MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

        - The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

        -   Each security held by the Fund will mature in 397 days or less.

        - The Fund will acquire only those securities that present minimal credit risks.

        -   The Fund may lend its portfolio's securities.

        ONE GROUP GOVERNMENT MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

        - The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

        -   Each security held by the Fund will mature in 397 days or less.

        - The Fund will acquire only those securities that present minimal credit risks.

        - In addition to fixed rate government securities, the Fund also will invest in government securities that are:

                  1. variable and floating rate instruments.
                  2. mortgage backed securities.
                  3. other money market funds that have similar investment
                     policies and objectives. These money market fund must only invest in securities with short-term ratings equivalent to or higher than in which the Fund invests.

        -   The Fund may lend its portfolio's securities.

                 ------------------------------------------------
                       What is Average Weighted Maturity?

                 Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

                 ------------------------------------------------

INVESTMENT RISKS

The main risks associated with investing in the Institutional Money Market Funds are described in the Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. Additional risks are described below.

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

PREPAYMENT AND CALL RISK: As part of its investment strategy, the Institutional Prime Money Market Fund invests in mortgage-backed and asset-backed securities and the Government Money Market Fund may invest in mortgage-backed securities. These securities are subject to prepayment and all risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities volatile. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. The Fund may fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

DERIVATIVES. The Institutional Prime Money Market Fund and the Government Money Market Fund may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks.

                 ------------------------------------------------

                              WHAT IS A DERIVATIVE?

                 Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

                 ------------------------------------------------

For more information about risks associated with the types of investments that the Institutional Money Market Funds purchase, please read the Fund Summaries:
Investments, Risk & Performance, Appendix A and the Statement of Additional Information.

INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.

Policies of Specific Funds

The Institutional Prime Money Market Fund:

1. Will not make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.

2. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries (except that the Fund may concentrate its investments in securities issued by companies in the financial services industry.) This does not include obligations issued or guaranteed by the U. S. government or its agencies or instrumentalities, domestic bank certificates of deposit or banker's acceptances, and repurchase agreements involving such securities, municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

The Treasury Only and Government Money Market Funds:

1. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

2. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.

3. Will not mortgage, pledge or hypothecate any assets, except in connection with borrowing specified in 4 above and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

The Treasury Only Money Market Fund:

1.       Will not purchase securities other than U.S. Treasury bills and notes.

2.       Will not invest in any securities subject to repurchase agreements.

The Government Money Market Fund:

1. Will not purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Additional investment policies can be found in the Statement of Additional Information.

ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

PORTFOLIO QUALITY AND MATURITY. The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a money market fund's assets (although there is no limit on government securities).

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-        The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHO MAY PURCHASE FUND SHARES?

Fund shares may be purchased by:

- Institutional investors and other accredited investors, including affiliates of Bank One Corporation, that have opened accounts with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

- If you have questions about eligibility, please call The One Group Services Company at 1-877-691-1118.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays:
         New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, Christmas Eve and Christmas.

- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services Company:

                   (i) before 3:00 p.m. ET for the Treasury Only Money Market
                       Fund; and

                  (ii) before 5:00 p.m. ET for the Institutional Prime and
                       Government Money Market Funds.

- In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before 4:00 p.m. ET, on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We refer to these entities as "Intermediaries".

- Class S shares are available to Intermediaries purchasing shares on behalf of investors requiring additional services.

HOW MUCH DO SHARES COST?

-        Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

- NAV is calculated each business day as of 3:00 p.m. ET for the Treasury Only and at 5:00 p.m. ET for all of the Institutional Prime Money Market Fund and the Government Money Market Fund.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.       Decide how much you want to invest.

         - The minimum initial investment is $1,000,000. You also must maintain a minimum account balance of $1,000,000.

         -    Subsequent investments must be at least $5,000.

         -    The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and authorize a bank transfer or initiate a wire transfer payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-877-691-1118 to relay your purchase instructions.

- Authorize a bank transfer or initiate a wire transfer payable to "One Group" to State Street Bank and Trust Company to the following wire address:

         State Street Bank & Trust Company
         Attn: Custody & Shareholder Services
         ABA 011 000 028
         DDA 99034167
         FBO One Group Fund (ex:One Group Institutional Prime Money Market Fund) Your Account Number (ex:123456789)
         Your Account Registration (ex:ABC Corporation)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528


EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may exchange your shares for shares of any other Fund described in this prospectus.

- One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

- One Group Funds offers a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-877-691-1118.

-        One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

-        State Street Bank and Trust Company receives the request by 3:00 p.m.
         ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

-        You have contacted your Shareholder Servicing Agent, if necessary.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between Funds is considered a sale and may result in a capital gain or loss for Federal income tax purposes.

-        You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime and Government Money Market Funds, will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

- You may request redemption forms by calling The One Group Services Company at 1-877-691-1118

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.   the redemption is for $50,000 worth of shares or less;

         2.   the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.   A designated commercial bank; or

         2.   Your Shareholder Servicing Agent.

- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Funds will attempt to honor requests for same day payment if the request is received before 3:00 p.m. ET for the Treasury Only Money Market Fund and 5:00 p.m. ET for the Institutional Prime and Government Money Market Funds. If redemption requests are received after those times, the Funds will attempt to wire payment the next business day.

WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- You will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or The One Group Services Company at 1-877-691-1118 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- Generally, all redemptions will be for cash. However, if you redeem shares worth 3% or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

-        One Group may suspend your ability to redeem when:

         1. Trading on the NYSE is restricted.

         2. The NYSE is closed (other than weekend and holiday closings).

         3. The SEC has permitted a suspension.

         4. An emergency exists.

The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax adviser before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS

Dividends payable on Class I shares will be more than those payable on Class S shares. This is because Class S shares have higher expenses.

The Funds generally declare dividends each business day. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You may change the way you receive dividends and distributions by calling The One Group Services Company at 1-877-691-1118.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net investment income (generally all of the Fund's net investment income), if any, will be taxable as ordinary income.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

TAX INFORMATION

The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Funds provide this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-877-691-1118 or visit www.onegroup.com.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to One Group Mutual Funds since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentages of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates.

                                                     ANNUAL RATE AS PERCENTAGE
                                                    OF AVERAGE DAILY NET ASSETS
                                                    ---------------------------


One Group Institutional Prime Money Market Fund                .00%
One Group Treasury Only Money Market Fund                      .08%
One Group Government Money Market Fund                         .08%


YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign sub-custodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements are incorporated in the Statement of Additional Information, which is available upon request.

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND   Financial Highlights

ONE GROUP TREASURY ONLY MONEY MARKET FUND               Financial Highlights


                                                            YEAR ENDED JUNE 30,
                                                            -------------------
                                       1999         1998         1997           1996         1995(a)
                                       ----         ----         ----           ----         -------

NET ASSET VALUE, BEGINNING
   OF PERIOD                                      $  1.000     $  1.000       $  1.000      $  1.000
Investment Activities:
   Net investment income                             0.052        0.051          0.052         0.051
Distributions:
   Net investment income                            (0.052)      (0.051)        (0.052)       (0.051)
NET ASSET VALUE, END OF PERIOD                    $  1.000     $  1.000       $  1.000      $  1.000
Total Return                                          5.30%        5.24%          5.38%         5.22%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                                 $719,570     $480,860       $415,961      $288,697
   Ratio of expenses to
     average net assets                               0.15%        0.15%          0.17%         0.20%
   Ratio of net investment
     income to average net
     assets                                           5.18%        5.12%          5.23%         5.14%
   Ratio of expenses to
     average net assets*                              0.15%        0.15%          0.17%         0.21%
   Ratio of net investment
     income to average
     net assets*                                      5.18%        5.12%          5.23%         5.13%



*During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a)Period from commencement of operations.

ONE GROUP GOVERNMENT MONEY MARKET FUND                  Financial Highlights


                                                             YEAR ENDED JUNE 30,
                                                             -------------------
                                       1999         1998         1997           1996          1995(a)
                                       ----         ----         ----           ----          -------

NET ASSET VALUE,
   BEGINNING OF PERIOD                         $     1.000   $    1.000       $  1.000      $  1.000
Investment Activities:
   Net investment income                             0.055        0.053          0.055         0.053
Distributions:
   Net investment income                            (0.055)      (0.053)        (0.055)       (0.053)
NET ASSET VALUE, END OF PERIOD                 $     1.000   $    1.000       $  1.000      $  1.000
Total Return                                          5.64%        5.43%          5.61%         5.41%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)                               $3,712,252   $1,083,438       $855,613      $720,699
   Ratio of expenses to
     average net assets                               0.15%        0.14%          0.18%         0.21%
   Ratio of net investment
     income to average net assets                     5.48%        5.31%          5.46%         5.28%
   Ratio of expenses to
     average net assets*                              0.15%        0.14%          0.18%         0.22%
   Ratio of net investment
     income to average net assets*                    5.48%        5.31%          5.46%         5.27%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a)Period from commencement of operations..

                                   APPENDIX A
                                   ----------

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.


FUND NAME                                                                            FUND CODE
---------                                                                            ---------

One Group Institutional Prime Money Market Fund                                          1
One Group Treasury Only Money Market Fund                                                2
One Group Government Money Market Fund                                                   3

INSTRUMENT                                                                          FUND CODE       RISK TYPE
----------                                                                          ---------       ---------

U.S. TREASURY OBLIGATIONS: Bills, notes, and bonds.                                    1-3            Market

TREASURY RECEIPTS: TRs, TIGRS, and CATS.                                                1             Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and                   1,3            Market
instrumentalities of the U.S. Government. These include Ginnie Mae,                                   Credit
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                 1             Market
                                                                                                      Credit
                                                                                                     Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange                     1            Liquidity
for the deposit of funds.                                                                             Credit
                                                                                                      Market

REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous                 1,3            Credit
commitment to return the security to the seller at an agreed upon price                               Market
on an agreed upon date. This is treated as a loan.                                                   Liquidity

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous             1-3            Market
commitment to buy the security back at an agreed upon price on an agreed                             Leverage
upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total                   1-3            Credit
assets. In return the Fund will receive cash, other securities,                                       Market
and/or letters of credit.                                                                            Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or                            1-3            Market
contract to purchase securities at a fixed price for delivery at a future date.                      Leverage
                                                                                                     Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other money market mutual funds,              1,3            Market
including One Group money market funds and shares of other money market mutual funds for which Banc One Investment Advisors serves as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

EXTENDABLE COMMERCIAL NOTES: Variable rate notes which normally mature                  1             Market
within a short period of time (e.g., 1 month) but which may be extended                               Credit
by the issuer for a maximum maturity of thirteen months.                                             Liquidity



INSTRUMENT                                                                               FUND CODE       RISK TYPE
----------                                                                               ---------       ---------

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted                1             Credit
by a commercial bank. Maturities are generally six months or less.                                       Liquidity
                                                                                                          Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory notes                         1             Credit
issued by corporations and other entities. Maturities generally vary                                     Liquidity
from a few days to nine months.                                                                           Market

FOREIGN SECURITIES: Commercial paper of foreign issuers and obligations                     1             Market
of foreign banks, overseas branches of U.S. banks and                                                    Political
supranational entities.                                                                                  Liquidity
                                                                                                    Foreign Investment

RESTRICTED SECURITIES: Securities not registered under the Securities Act                   1            Liquidity
of 1933, such as privately placed commercial paper and Rule 144A securities.                              Market

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates                    1, 3           Market
which are reset daily, weekly, quarterly or some other period and                                         Credit
which may be payable to the Fund on demand.                                                              Liquidity

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans                  1, 3         Pre-Payment
and pools of loans. These include collateralized mortgage obligations ("CMOs")                            Market
and Real Estate Mortgage Investment Conduits ("REMICs").                                                  Credit
                                                                                                        Regulatory

DEMAND FEATURES: Securities that are subject to puts and standby commitments                1             Market
to purchase the securities at a fixed price (usually with accrued interest)                              Liquidity
within a fixed period of time following demand by a Fund.                                               Management

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain       1             Market
funds for various public purposes. Municipal securities include private                                   Credit
activity bonds and industrial development bonds, as well as General Obligation                           Political
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation                                Tax
Notes, other short-term tax-exempt obligations, municipal leases, and                                   Regulatory
obligations of municipal housing authorities and single family revenue bonds.

SHORT-TERM FUNDING AGREEMENTS: Agreements issued by banks and highly                        1             Market
rated insurance companies such as Guaranteed Investment Contracts                                         Credit
("GICs") and Bank Investment Contracts ("BICs").                                                        Liquidity

PARTICIPATION INTERESTS: Interests in municipal securities, including municipal leases,     1             Credit
from financial institutions such as commercial and investment banks, savings and                            Tax
loan associations and insurance companies. These interests may take the                                   Market
form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from Federal Income Tax.

ASSET-BACKED SECURITIES: Securities secured by company receivables,                         1           Pre-payment
home equity loans, truck and auto loans, leases, credit card receivables                                  Market
and other securities backed by other types of receivables                                                 Credit
or other assets.                                                                                        Regulatory


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



 (Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS




CASH MANAGEMENT MONEY MARKET FUNDS COMBINED PROSPECTUS
NOVEMBER 1, 1999


      ONE GROUP(R) CASH MANAGEMENT MONEY MARKET FUND
      ONE GROUP(R) TREASURY CASH MANAGEMENT MONEY MARKET FUND
      ONE GROUP(R) TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
      ONE GROUP(R) U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND ONE GROUP(R) MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND











The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
   One Group Cash Management Money Market Fund
   One Group Treasury Cash Management Money Market Fund
   One Group Treasury Prime Cash Management Money Market Fund
   One Group U. S. Government Securities Cash Management Money Market Fund One Group Municipal Cash Management Money Market Fund

MORE ABOUT THE FUNDS
   Principal Investment Strategies
   Investment Risks
   Investment Policies
   Portfolio Quality

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
   Purchasing Fund Shares
   Sales Charges
   Exchanging Fund Shares
   Redeeming Fund Shares

SHAREHOLDER INFORMATION
   Voting Rights
   Dividend Policies
   Tax Treatment of  Shareholders
   Shareholder Inquiries

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
   The Advisor
   The Fund Managers
   Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP CASH MANAGEMENT MONEY MARKET FUND


WHAT IS THE GOAL OF THE CASH MANAGEMENT MONEY MARKET FUND?

The Fund seeks high current income with liquidity and stability of principal.

WHAT ARE THE CASH MANAGEMENT MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in short-term, high quality money market obligations, including securities that are issued or guaranteed by the U. S. Government or its agencies and instrumentalities, certificates of deposit, variable and floating rate instruments, mortgage-backed securities, puts, municipal securities and other short-term obligations. Some of these securities are subject to repurchase agreements. The Fund may concentrate in the financial services sector, including asset-backed commercial paper programs. This means that at least 25% of the Fund's total assets could be invested in the financial services industry. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund may also engage in securities lending. For more information about the Cash Management Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE CASH MANAGEMENT MONEY MARKET FUND?

The main risks of investing in the Cash Management Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Interest Rate Risk: The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Derivatives. The Fund invests in securities that are considered to be derivatives. The value of derivative securities (like certain types of mortgage-related securities) is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Concentration: The Cash Management Money Market Fund may invest a significant portion of its assets in the securities of companies in the financial services industry. This increases the Fund's risk of loss if the financial services industry experiences economic or other difficulties that either increase the industry's default rate or lowers the value of securities issued by the industry.

         Net Asset Value and Credit Risk: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Credit risk is very low because the Fund only invests in high quality obligations and limits its average maturity to 90 days. Nonetheless, if an issuer fails to pay interest or to repay principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund could also decrease if the value of the securities in the portfolio decreases in response to declining credit quality of a credit enhancement provider.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE CASH MANAGEMENT MONEY MARKET FUND PERFORMED?

By showing the variability of the Cash Management Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE CASH MANAGEMENT MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                   ONE GROUP CASH MANAGEMENT MONEY MARKET FUND

                                   [GRAPHIC]

          TOTAL RETURN (per calendar year)1
            CLASS I SHARES

           1993         1994        1995        1996         1997        1998

           3.27%        4.06%       5.72%       5.83%        5.41%       5.36%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.35%.


Best Quarter:     1.41%  1Q 1995; Worst Quarter:     0.79%  4Q 1993.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS I                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 7/30/92)
                                                                                ---------------

One Group Cash Management Money
Market Fund                                   5.02%               5.28%              4.74%



-------------------------------------------------------------------------------------------------
                                              1 YEAR                                 LIFE
CLASS A                                       ------                            (SINCE 1/17/95)
-------                                                                         ---------------

One Group Cash Management Money
Market Fund                                   4.75%                                  5.10%




-------------------------------------------------------------------------------------------------

TO OBTAIN CURRENT YIELD INFORMATION CALL TOLL-FREE 1-877-691-1118.

FEES AND EXPENSES OF THE CASH MANAGEMENT MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------- --------------- ------------------
SHAREHOLDER FEES (fees paid directly from your      CLASS A         CLASS I
investment)(1)

Maximum  Sales Charge (Load)                        NONE            NONE
Imposed on Purchases (as a
percentage of offering
price)

Maximum Deferred Sales                              NONE            NONE
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                      NONE            NONE

Exchange Fee                                        NONE            NONE

ANNUAL FUND OPERATING EXPENSES (expenses
that are deducted from Fund assets)(2)
Investment Advisory Fees                            0.20%           0.20%

Distribution [and/or                                0.25%           NONE
Service] (12b-1) Fees

 Other Expenses                                     0.20%           0.20%

Total Annual fund Operating                         0.65%           0.40%
Expenses

Fee Waiver and/or Expense                          (0.05%)         (0.05%)
Reimbursement(3)

Net Expenses                                        0.60%           0.35%
----------------------------- --------------------- --------------- ------------------


--------
(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class A shares and .35% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU HELD ALL OF YOUR SHARES FOR THE PERIOD. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------- ------------------ ------------------- ------------------

                                            CLASS A         CLASS I
-------------------- ------------------ ------------------- ------------------
 1 Year                                        $ 61         $ 36
 3 Years                                       $203         $123
 5 Years                                       $357         $219
 10 Years                                      $806         $500

--------------------------------------- ------------------- ------------------

1 Without contractual fee waivers, 1 Year  expenses  would be as follows:
         Class A  $66
         Class I  $41

ONE GROUP TREASURY CASH MANAGEMENT MONEY MARKET FUND

WHAT IS THE GOAL OF THE TREASURY CASH MANAGEMENT MONEY MARKET FUND?

The Fund seeks high current income with liquidity and stability of principal.

WHAT ARE THE TREASURY CASH MANAGEMENT MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in U. S. Treasury bills, notes, bonds and other U.
S. obligations issued or guaranteed by the U. S. Treasury, some of which are subject to repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Cash Management Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TREASURY CASH MANAGEMENT MONEY MARKET FUND?

The main risks of investing in the Treasury Cash Management Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Interest Rate Risk: The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE TREASURY CASH MANAGEMENT MONEY MARKET FUND PERFORMED?

By showing the variability of the Treasury Cash Management Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE TREASURY CASH MANAGEMENT MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

              ONE GROUP TREASURY CASH MANAGEMENT MONEY MARKET FUND

                                   [GRAPHIC]


TOTAL RETURN (PER CALENDAR YEAR)1
CLASS I SHARES

1998         5.20%



1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.22%.


Best Quarter:     1.33%  4Q 1997; Worst Quarter:     1.17%  4Q 1998.


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


-------------------- ------------------ ------------------- ------------------
CLASS I                                       1 YEAR              LIFE
-------                                       ------         (SINCE 9/12/97)
                                                             ---------------

One Group Treasury Cash Management
Money Market Fund                             4.79%               5.06%



--------------------------------------- ------------------- ------------------
                                              1 YEAR              LIFE
CLASS A                                       ------         (SINCE 9/12/97)
-------                                                      ---------------

One Group Treasury Cash Management
Money Market Fund                             4.53%               4.79%




--------------------------------------- ------------------- ------------------


TO OBTAIN CURRENT YIELD INFORMATION CALL TOLL-FREE 1-877-691-1118.

FEES AND EXPENSES OF THE TREASURY CASH MANAGEMENT MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------- --------------- ------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A           CLASS I
investment)(1)

Maximum  Sales Charge (Load)                             NONE             NONE
Imposed on Purchases (as a
percentage of offering
price)

Maximum Deferred Sales                                   NONE             NONE
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                           NONE             NONE

Exchange Fee                                             NONE             NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                                0.20%             0.20%

Distribution [and/or                                    0.25%             NONE
Service] (12b-1) Fees

 Other Expenses                                         0.23%             0.23%

Total Annual fund Operating                             0.68%             0.43%
Expenses

Fee Waiver and/or Expense                              (0.08%)           (0.08%)
Reimbursement(3)

Net Expenses                                            0.60%             0.35%
----------------------------- --------------------- --------------- ------------------

----------------
(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class A shares and .35% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU HELD ALL OF YOUR SHARES FOR THE PERIOD. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------- ------------------ ------------------- ------------------

                                         CLASS A            CLASS I
-------------------- ------------------ ------------------- ------------------
 1 Year(1)                              $ 61                $ 36
 3 Years                                $210                $130
 5 Years                                $371                $233
 10 Years                               $839                $534

--------------------------------------- ------------------- ------------------

1 Without contractual fee waivers, 1 Year expenses would be as follows:

         Class A  $69
         Class I  $44

ONE GROUP TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND


WHAT IS THE GOAL OF THE TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND?

The Fund seeks high current income with liquidity and stability of principal.

WHAT ARE THE TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in U. S. Treasury bills, notes, bonds and other U. S. obligations issued or guaranteed by the U. S. Treasury. The Fund does not invest in repurchase agreements. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Treasury Prime Cash Management Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND?

The main risks of investing in the Treasury Prime Cash Management Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Interest Rate Risk: The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



HOW HAS THE TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND PERFORMED?

By showing the variability of the Treasury Prime Cash Management Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

           ONE GROUP TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

           1996         1997        1998

           4.86%        4.90%       4.76%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.12%.


Best Quarter:     1.32%  2Q 1995; Worst Quarter:     1.04%  4Q 1998.


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

-------------------- ------------------ ------------------- ------------------
CLASS I                                       1 YEAR              LIFE
-------                                       ------         (SINCE 3/22/95)
                                                             ---------------

One Group Treasury Prime Cash
Management Money Market Fund                  4.42%               4.86%


--------------------------------------- ------------------- ------------------
                                              1 YEAR              LIFE
CLASS A                                       ------         (SINCE 3/22/95)
-------                                                      ---------------

One Group Treasury Prime Cash
Management Money Market Fund                  4.16%               4.60%




--------------------------------------- ------------------- ------------------

TO OBTAIN CURRENT YIELD INFORMATION CALL TOLL-FREE 1-877-691-1118.

FEES AND EXPENSES OF THE TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------- --------------- ------------------
SHAREHOLDER FEES (fees paid directly from your      CLASS A         CLASS I
investment)(1)

Maximum Sales Charge (Load)                         NONE            NONE
Imposed on Purchases (as a
percentage of offering
price)

Maximum Deferred Sales                              NONE            NONE
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                      NONE            NONE

Exchange Fee                                        NONE            NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                            0.20%           0.20%

Distribution [and/or                                0.25%           NONE
Service] (12b-1) Fees

 Other Expenses                                     0.22%           0.22%

Total Annual fund Operating                         0.67%           0.42%
Expenses

Fee Waiver and/or Expense                          (0.07%)         (0.07%)
Reimbursement(3)

Net Expenses                                        0.60%           0.35%
----------------------------- --------------------- --------------- ------------------

-------------
(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class A shares and .35% for Class I for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU HELD ALL OF YOUR SHARES FOR THE PERIOD. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------- ------------------ ------------------- ------------------

                                         CLASS A            CLASS I
-------------------- ------------------ ------------------- ------------------
 1 Year(1)                                     $ 61               $ 36
 3 Years                                       $207               $128
 5 years                                       $366               $228
 10 Years                                      $828               $523

--------------------------------------- ------------------- ------------------

1 Without contractual fee waivers, 1 Year  expenses would be as follows:

         Class A  $68
         Class I  $43

ONE GROUP U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND

WHAT IS THE GOAL OF THE U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND?

The Fund seeks high current income with liquidity and stability of principal.

WHAT ARE THE U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in short-term securities issued or guaranteed by the U. S. Government, its agencies or instrumentalities; and repurchase agreements relating to such securities. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund may also engage in securities lending. For more information about the U. S. Government Securities Cash Management Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND?

The main risks of investing in the U. S. Government Securities Cash Management Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Interest Rate Risk: The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND PERFORMED?

By showing the variability of the U. S. Government Securities Cash Management Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

ONE GROUP U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND

                                   [GRAPHICS]

TOTAL RETURN (PER CALENDAR YEAR)1
CLASS I SHARES

           1993         1994        1995        1996         1997        1998
           3.04%        3.97%       5.65%       5.15%        5.34%       5.26%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.28%.


Best Quarter:     1.40%  1Q 1995; Worst Quarter:     0.72%  4Q 1993.

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS I                                       1 YEAR             5 YEARS             LIFE
-------                                       ------             -------        (SINCE 6/2/92)
                                                                                --------------

One Group U. S. Government Securities
Cash Management Money Market Fund             4.89%               5.21%              4.61%


--------------------------------------- ------------------- ------------------ ------------------
                                              1 YEAR                                 LIFE
CLASS A                                       ------                            (SINCE 1/17/95)
-------                                                                         ---------------

One Group U. S. Government Securities
Cash Management Money Market Fund             4.63%                                  5.02%




--------------------------------------- ------------------- ------------------ ------------------

TO OBTAIN CURRENT YIELD INFORMATION CALL TOLL-FREE 1-877-691-1118.

FEES AND EXPENSES OF THE U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------- --------------- ------------------
SHAREHOLDER FEES (fees paid directly from your      CLASS A         CLASS I
investment)(1)

Maximum Sales Charge (Load)                         NONE            NONE
Imposed on Purchases (as a
percentage of offering
price)

Maximum Deferred Sales                              NONE            NONE
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                      NONE            NONE

Exchange Fee                                        NONE            NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                            0.20%           0.20%

Distribution [and/or                                0.25%           NONE
Service] (12b-1) Fees

 Other Expenses                                     0.19%           0.19%

Total Annual fund Operating                         0.64%           0.39%
Expenses

Fee Waiver and/or Expense                          (0.04%)         (0.04%)
Reimbursement(3)

Net Expenses                                        0.60%           0.35%
----------------------------- --------------------- --------------- ------------------


---------------
(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class A shares and .35% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU HELD ALL OF YOUR SHARES FOR THE PERIOD. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------- ------------------ ------------------- ------------------

                                         CLASS A            CLASS I
-------------------- ------------------ ------------------- ------------------
 1 Year(1)                                     $ 61         $ 36
 3 Years                                       $201         $121
 5 Years                                       $353         $215
 10 Years                                      $795         $489

--------------------------------------- ------------------- ------------------

1 Without contractual fee waivers, 1 Year  expenses would be as follows:

         Class A  $65
         Class I  $40

ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

WHAT IS THE GOAL OF THE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND?

The Fund seeks high current income exempt from Federal income tax with liquidity and stability of principal.

WHAT ARE THE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

As a matter of fundamental policy, the Fund will invest at least 80% of its total assets in short-term, high quality municipal securities. These are securities issued by or on behalf of the states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. These municipal securities produce interest that, in the opinion of bond counsel for the issuer, is exempt from Federal income tax. However, the Fund may invest as much as 100% of its assets in municipal securities that produce income that is subject to the Federal alternative minimum tax. If you are subject to the Federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest. The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements, as well as engage in securities lending. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Municipal Cash Management Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND?

The main risks of investing in the Municipal Cash Management Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Interest Rate Risk: The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Derivatives. The Fund invests in securities that are considered to be derivatives. The value of derivative securities (like certain types of mortgage-related securities) is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Generally, derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Net Asset Value and Credit Risk: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Credit risk is very low because the Fund only invests in high quality obligations and limits its average maturity to 90 days. Nonetheless, if an issuer fails to pay interest or to repay principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund could also decrease if the value of the securities in the portfolio decreases in response to declining credit quality of a credit enhancement provider.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND PERFORMED?

By showing the variability of the Municipal Cash Management Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF

THE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

              ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

                                   [GRAPHIC]

TOTAL RETURN (PER CALENDAR YEAR)1
CLASS I SHARES

1998      3.20%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 1.39 %.


Best Quarter:     0.86%  4Q 1997; Worst Quarter:     0.74%  2Q 1999.

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


-------------------- ------------------ ------------------- ------------------
CLASS I                                       1 YEAR              LIFE
-------                                       ------         (SINCE 8/18/97)
                                                             ---------------

One Group Municipal Cash Management           2.97%               3.15%
Money Market Fund


--------------------------------------- ------------------- ------------------
                                              1 YEAR              LIFE
CLASS A                                       ------         (SINCE 8/18/97)
-------                                                      ---------------

One Group Municipal Cash Management           2.71%               2.90%
Money Market Fund




--------------------------------------- ------------------- ------------------


TO OBTAIN CURRENT YIELD INFORMATION CALL TOLL-FREE 1-877-691-1118.

FEES AND EXPENSES OF THE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your      CLASS A         CLASS I
investment)(1)

Maximum  Sales Charge (Load)                        NONE            NONE
Imposed on Purchases (as a
percentage of offering
price)

Maximum Deferred Sales                              NONE            NONE
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                      NONE            NONE

Exchange Fee                                        NONE            NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                            0.20%           0.20%

Distribution [and/or                                0.25%           NONE
Service] (12b-1) Fees

Other Expenses                                      0.23%           0.23%

Total Annual fund Operating                         0.68%           0.43%
Expenses

Fee Waiver and/or Expense                          (0.08%)         (0.08%)
Reimbursement(3)

Net Expenses                                        0.60%           0.35%
----------------------------- --------------------- --------------- -----------------


-------------
(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.
(2) Expense information has been restated to reflect current fees.
(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .60% for Class A shares and .35% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU HELD ALL OF YOUR SHARES FOR THE PERIOD. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------- ------------------ ------------------- ------------------

                                         CLASS A            CLASS I
-------------------- ------------------ ------------------- ------------------
 1 Year(1)                                     $ 61               $ 36
 3 Years                                       $210               $130
 5 years                                       $371               $233
 10 Years                                      $839               $534

--------------------------------------- ------------------- ------------------

1 Without contractual fee waivers, 1 Year  expenses would be as follows:

         Class A  $69
         Class I  $44

MORE ABOUT THE FUNDS

Each of the five funds described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This Prospectus describes five mutual funds that are designed to seek high current income with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in Fund Summaries: Investment, Risk & Performance.

--------------------------------------------------------------------------------
                              FUNDAMENTAL POLICIES

         Each Fund's investment strategy may involve "fundamental policies". A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.
--------------------------------------------------------------------------------


There can be no assurance that the Funds will achieve their investment objective. Please note that each Fund also may use strategies that are not described in the Fund Summaries, but which are described in the Statement of Additional Information.

INVESTMENT RISKS. The risks associated with investing in all five of the Cash Management Money Market Funds are described in the Fund Summaries in the front of this Prospectus. Risks associated with certain cash management funds are described further below.

         Derivatives: The Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

--------------------------------------------------------------------------------
                              WHAT IS A DERIVATIVE?

         Derivatives are securities or contracts (like certain types of mortgage-related securities) that derive their value from the performance of underlying assets or securities.
--------------------------------------------------------------------------------


For more information about risks associated with the types of investments that the Cash Management Money Market Funds purchase, please read the Risk/Return Summaries, Appendix A and the Statement of Additional Information.


INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.

3. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

4. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.

5. Will not mortgage, pledge or hypothecate any assets, except in connection with borrowing specified in 4 above and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY. Securities will be purchased by the Funds only if: i) the securities satisfy Securities and Exchange Commission regulations intended to restrict these Funds to short-term, high-quality investments; and ii) they present minimal credit risk under guidelines adopted by the One Group Board of Trustees. For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-     The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 12:00 p.m. Eastern Time ("ET") for the Municipal Cash Management Money Market Fund, 2:00 p.m. ET for the Treasury Prime Cash Management Money Market Fund, and 3:00 p.m. ET for the other Funds (Cash Management Money Market Fund, Treasury Cash Management Money Market Fund, and U. S. Government Securities Cash Management Money Market Fund) will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

-    Purchase orders may be cancelled if the Fund's Custodian, State Street
     Bank and Trust Company, does not receive "federal funds" by 4:00 p.m. ET
     (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

-    Class A shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV"), which, under normal circumstances, will equal $1.00.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day as of 12:00 p.m. ET for the Municipal Cash Management Money Market Fund, 2:00 p.m. ET for the Treasury Prime Cash Management Money Market and 3:00 p.m. ET for the Cash Management Money Market Fund, Treasury Cash Management Money Market Fund and U. S. Government Securities Cash Management Money Market Fund. On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?


1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.       Decide how much you want to invest.

     -   The minimum initial investment is $1,000,000.

     -   Subsequent investments must be at least $5,000.

     -   The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and authorize a bank transfer or initiate a wire transfer payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

     - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-877-691-1118 to relay your purchase instructions.

     - Authorize a bank transfer or initiate a wire transfer payable to "One Group" to State Street Bank and Trust Company at the following wire address:

            State Street Bank and Trust Company
            Attn: Custody & Shareholder Services
            ABA 011 000 028
            DDA 99034167
            FBO One Group Fund (ex: One Group Cash Management Money Market Fund) Your Account Number (ex: 123456789)
            Your Account Registration (ex: ABC Corporation)

     - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

     - You may revoke your right to make purchases over the telephone by sending a letter to:

            State Street Bank and Trust Company
            c/o One Group
            P.O. Box 8528
            Boston, MA 02266-8528

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 fees. 12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-    The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

         2.       There are no 12b-1 fees for Class I shares.

- 12b-1 fees help The One Group Services Company sell Class A shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents. The One Group Services Company may use up to .25% of the fees for shareholder servicing.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor).

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may exchange your shares for shares of any other Fund described in this prospectus. You may also exchange your shares for shares of any institutional money market fund that One Group may offer.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application.
To learn more about it, please call The One Group Services Company at 1-877-691-1118.

One Group does not charge a fee for this privilege.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

     -   State Street Bank and Trust Company receives the request by 12:00 p.m.
         ET.

     - You have provided One Group with all of the information necessary to process the exchange.

     - You have received a current prospectus of the Fund or Funds in which you wish to invest.

     -   You have contacted your Shareholder Servicing Agent, if necessary.


ARE EXCHANGES TAXABLE?

Generally:

     - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

     - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

     -   You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

     - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

     - Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

     - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

         - Redemption requests received by The One Group Services Company before:
                  - 12:00 p.m. ET for the Municipal Cash Management Money Market Fund;
                  - 2:00 p.m. ET for the Treasury Prime Cash Management Money Market Fund;
                  - 3:00 p.m. ET for the Cash Management Money Market Fund, Treasury Cash Management Money Market Fund and U. S. Government Securities Cash Management Money Market Fund
         (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

     - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

     - You may request redemption forms by calling The One Group Services Company at 1-877-691-1118.

     - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.       the redemption is for $50,000 worth of shares or less;

         2.       the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account

     - On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.       a designated commercial bank; or

         2.       your Shareholder Servicing Agent.

     - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

     - Your redemption proceeds will be paid ordinarily within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment on redemptions, if the request is received before the time listed in "When Can I Redeem Shares?" If the request is received after the time listed in "When Can I Redeem Shares?", then the Funds will attempt to honor requests for payments in the next business day.

WHAT WILL MY SHARES BE WORTH?

         - The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

You will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

     - Call your Shareholder Servicing Agent or The One Group Service Company at 1-877-691-1118 to relay your redemption request.

     - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

     - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

     - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

     - All redemptions will be for cash. However, if you redeem shares worth 3% or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

     - If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

     -   One Group may suspend your ability to redeem when:

         1.       Trading on the New York Stock Exchange ("NYSE") is restricted.

         2.       The NYSE is closed (other than weekend and holiday closings).

         3.       The SEC has permitted a suspension.

         4.       An emergency exists.

         The Statement of Additional Information offers more details about this process.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, votes separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of the each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis.

Dividends payable on Class I shares will be more than those payable on Class A shares. This is because Class A shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call The One Group Services Company at 1-877-691-1118 to make this change.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

TAXATION OF DISTRIBUTIONS - ALL FUNDS OTHER THAN ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income (generally all of the Fund's net investment income), if any, will be taxable as ordinary income.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF DISTRIBUTIONS - ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET
FUND

The Fund will distribute substantially all of its net investment income. Distributions you receive from the Fund, whether reinvested or received in cash, will be taxable to you except as discussed below. The Fund expects to pay much or all of its dividends in the form of "exempt-interest dividends." It will be able to do so if at least 50% of the value of the Fund's assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income. Dividends from a Fund's net investment income that do not qualify as "exempt-interest dividends" will be taxable as ordinary income and distributions, if any, of gains from investments that the Fund has held for more than one year will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November, or December of the previous year, will be considered to have been paid the previous year.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-877-691-1118 or visit "www.onegroup.com".

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

 MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND                                                                             ANNUAL RATE AS PERCENTAGE
----                                                                            OF AVERAGE DAILY NET ASSETS
                                                                                ---------------------------
One Group Cash Management Money Market Fund                                               .15%
One Group Treasury Cash Management Money Market Fund                                      .13%
One Group Treasury Prime Cash Management Money Market Fund                                .13%
One Group U. S. Government Securities Cash Management Money Market Fund                   .17%
One Group Municipal Cash Management Money Market fund                                     .14%


YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign subcustodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

 FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by______________________, whose report, along with the Funds' financial statements are included in the Statement of Additional Information, which is available upon request.

ONE GROUP CASH MANAGEMENT MONEY MARKET FUND  Financial Highlights


                                   PERIOD ENDED JUNE 30         YEAR ENDED DECEMBER 31             YEAR ENDED JUNE 30
---------------------------------------------------------------------------------------------------------------------
CLASS I                                     1999        1998        1997        1996        1996(a)      1995(b)
-------                                     ----        ----        ----        ----        -------      -------

NET ASSET VALUE, BEGINNING OF PERIOD                  $0.9997     $0.9998     $0.9996      $0.9994      $0.9993
Investment Activities:
  Net investment income                                0.0523      0.0528      0.0508       0.0277       0.0507
  Net realized and unrealized gains
    (losses) from investments                         --          (0.0001)     0.0002       0.0002      (0.0059)
Total from Investment Activities                       0.0523      0.0527      0.0510       0.0279       0.0448
Distributions:
  Net investment income                               (0.0523)    (0.0528)    (0.0508)     (0.0277)     (0.0507)
  Increase due to capital
    contribution from an affiliate
    of the investment adviser                              --          --          --      --            0.0060
Total Distributions                                   (0.0523)    (0.0528)    (0.0508)     (0.0277)     (0.0507)
NET ASSET VALUE, END OF PERIOD                        $0.9997     $0.9997     $0.9998      $0.9996      $0.9994
Total Return                                             5.36%       5.41%       5.23%        2.80%(e)     5.19(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (000)                                          $1,076,045    $705,270    $885,946     $389,127     $319,214
  Ratio of expenses to average
    net assets                                           0.35%       0.35%       0.35%        0.35%(d)     0.35%
  Ratio of net investment income
    to average net assets                                5.21%       5.36%       5.19%        5.51%(d)     5.11%
Ratio of expenses to average
    net assets*                                          0.39%       0.38%       0.42%        0.43%(d)     0.44%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31. (b) If the Fund had not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 4.51%. (c) Annualized. (d) Not annualized.

ONE GROUP CASH MANAGEMENT MONEY MARKET FUND

                                                                                                             YEAR ENDED
                                                           YEAR ENDED DECEMBER 31,                            JUNE 30,
                                PERIOD ENDED JUNE 30       -----------------------                            --------
CLASS A                                1999           1998          1997           1996          1995(a)       1995(b)
-------                                ----           ----          ----           ----          -------       -------

NET ASSET VALUE, BEGINNING OF PERIOD               $0.9999       $0.9998        $0.9996         $0.9994       $1.0000
Investment Activities:
  Net investment income                             0.0499        0.0508         0.0484          0.0264        0.0245
  Net realized and unrealized gains
    (losses) from investments                           --        0.0001         0.0002          0.0002       (0.0006)
Total from Investment Activities                    0.0499        0.0504         0.0486          0.0266        0.0239
Distributions:
  Net investment income                            (0.0499)      (0.0503)       (0.0484)        (0.0264)      (0.0245)
  Increase due to capital
    contribution from an affiliate
    of the investment adviser                           --            --             --              --            --
Total Distributions                                (0.0499)      (0.0503)       (0.0484)        (0.0264)      (0.0245)
NET ASSET VALUE, END OF PERIOD                     $0.9999       $0.9999        $0.9998         $0.9996       $0.9994
Total Return                                          5.10%         5.15%          4.98%           2.68%(c)      2.47%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)             $1,521,827      $992,763       $232,249        $121,750       $11,372
  Ratio of expenses to average
    net assets                                        0.60%         0.60%          0.60%           0.60%(d)      0.60%(d)
  Ratio of net investment income
    to average net assets                             5.04%         5.11%          4.94%           5.25%(d)      5.46%(d)
  Ratio of expenses to average
    net assets*                                       0.64%         0.63%          0.67%           0.69%(d)      0.71%(d)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31. (b) For the period January 17, 1995 (initial offering date of Class A Shares) through June 30, 1995. (c) Not Annualized. (d) Annualized.

ONE GROUP TREASURY CASH MANAGEMENT MONEY MARKET FUND  Financial Highlights

                                                                                                  YEAR ENDED
                                                                   PERIOD ENDED                  DECEMBER 31,
                                                                      JUNE 30                    ------------
CLASS I                                                                1999              1998                   1997(a)
-------                                                                ----              ----                   -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 1.0000                 $ 1.0000
Investment Activities:
  Net investment income                                                                  0.0508                   0.0159
  Net realized and unrealized gains (losses)
    from investments                                                                         --                       --
Total from Investment Activities                                                         0.0508                   0.0159
Distributions:
  Net investment income                                                                 (0.0508)                 (0.0159)
Total Distributions                                                                     (0.0508)                 (0.0159)
NET ASSET VALUE, END OF PERIOD                                                         $ 1.0000                 $ 1.0000
Total Return                                                                               5.20%                    5.29%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                                                    $ 32,196                 $    850
  Ratio of expenses to average net assets                                                  0.35%                    0.35%(b)
  Ratio of net investment income to average
    net assets                                                                             4.97%                    5.28%(b)
  Ratio of expenses to average net assets*                                                 0.40%                    0.41%(b)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period September 12, 1997 (commencement of operations) through December 31, 1997. (b) Annualized.



                                                                                                              YEAR ENDED
                                                                   PERIOD ENDED                              DECEMBER 31,
                                                                      JUNE 30                                ------------
CLASS A                                                                1999              1998                   1997(a)
---------                                                              ----              ----                   -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                    $1.0000                  $1.0000
Investment Activities:
  Net investment income                                                                  0.0482                   0.0152
  Net realized and unrealized gains (losses)
    from investments                                                                         --                       --
Total from Investment Activities                                                         0.0482                   0.0152
Distributions:
  Net investment income                                                                 (0.0482)                 (0.0152)
Total Distributions                                                                     (0.0482)                 (0.0152)
NET ASSET VALUE, END OF PERIOD                                                          $1.0000                  $1.0000
Total Return                                                                               4.94%                    5.04%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                                                    $331,015                 $205,722
  Ratio of expenses to average net assets                                                  0.60%                    0.60%(b)
  Ratio of net investment income to average
    net assets                                                                             4.82%                    5.03%(b)
  Ratio of expenses to average net assets*                                                 0.65%                    0.66%(b)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period September 12, 1997 (commencement of operations) through December 31, 1997. (b) Annualized.

ONE GROUP TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND  Financial Highlights

                                                                           YEAR ENDED DECEMBER 31,
                                   PERIOD ENDED JUNE 30                    -----------------------
CLASS I                                  1999           1998               1997                1996              1995(a)
---------                                ----           ----               ----                ----              -------

NET ASSET VALUE, BEGINNING
  OF PERIOD                                           $0.9999            $0.9999              $1.0000            $1.0000
Investment Activities:
  Net investment income                                0.0467             0.0479               0.0474             0.0399
  Net realized and unrealized
    gains (losses) from
    investments                                            --                 --              (0.0001)                --
Total from Investment Activities                       0.0467             0.0479               0.0473             0.0399
Distributions:
  Net investment income                               (0.0467)           (0.0479)             (0.0474)           (0.0399)
Total Distributions                                   (0.0467)           (0.0479)             (0.0474)           (0.0399)
NET ASSET VALUE, END OF PERIOD                        $0.9999            $0.9999              $0.9999            $1.0000
Total Return                                             4.76%              4.90%                4.86%              4.06%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (000)                                            $189,630            $90,813              $70,120            $14,008
  Ratio of expenses to average
    net assets                                           0.35%              0.35%                0.35%              0.35%(c)
  Ratio of net investment
    income to average net assets                         4.55%              4.79%                4.84%              5.16%(c)
  Ratio of expenses to average
    net assets*                                          0.40%              0.40%                0.46%              1.23%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period March 22, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.




                                  PERIOD ENDED JUNE 30                       YEAR ENDED DECEMBER 31,
                                                                             -----------------------
CLASS A                                  1999           1998               1997                1996              1995(a)
---------                                ----           ----               ----                ----              -------

NET ASSET VALUE, BEGINNING
  OF PERIOD                                           $1.0000            $1.0000              $1.0000            $1.0000
Investment Activities:
  Net investment income                                0.0441             0.0454               0.0449             0.0380
  Net realized and unrealized
    gains (losses) from
    investments                                            --                 --                   --                 --
Total from Investment Activities                       0.0441             0.0454               0.0449             0.0380
Distributions:
  Net investment income                               (0.0441)           (0.0454)             (0.0449)           (0.0380)
Total Distributions                                   (0.0441)           (0.0454)             (0.0449)           (0.0380)
NET ASSET VALUE, END OF PERIOD                        $1.0000            $1.0000              $1.0000            $1.0000
Total Return                                             4.50%              4.64%                4.60%              3.86%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period
    (000)                                            $469,443           $233,590             $215,040           $130,559
  Ratio of expenses to average
    net assets                                           0.60%              0.60%                0.60%              0.60%(c)
  Ratio of net investment income
    to average net assets                                4.35%              4.54%                4.59%              4.72%(c)
  Ratio of expenses to average
    net assets*                                          0.65%              0.65%                0.71%              0.74%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period March 22, 1995 (commencement of operations) through December 31, 1995. (b) Not Annualized. (c) Annualized.

ONE GROUP U. S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND Financial Highlights


                                    PERIOD ENDED JUNE 30        YEAR ENDED DECEMBER 31,                  PERIOD ENDED MAY 31,
                                                                -----------------------                  --------------------
CLASS I                                     1999        1998        1997        1996         1996         1995
-------                                     ----        ----        ----        ----         ----         ----

NET ASSET VALUE, BEGINNING OF PERIOD                  $0.9992     $0.9988     $0.9990      $0.9989      $0.9999
Investment Activities:
  Net investment income                                0.0513      0.0521      0.0502       0.0320       0.0492
  Net realized and unrealized gains
    (losses) from investments                              --      0.0004     (0.0002)      0.0001      (0.0010)
Total from Investment Activities                       0.0513      0.0525      0.0500       0.0321       0.0482
Distributions:
  Net investment income                               (0.0513)    (0.0521)    (0.0502)     (0.0320)     (0.0492)
Total Distributions                                   (0.0513)    (0.0521)    (0.0502)     (0.0320)     (0.0492)
NET ASSET VALUE, END OF PERIOD                        $0.9992     $0.9992     $0.9988      $0.9990      $0.9989
Total Return                                             5.26%       5.34%       5.15%        3.24%(b)     5.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                $1,017,830    $534,364    $369,163     $489,395     $475,248
  Ratio of expenses to average net
    assets                                               0.35%       0.35%       0.35%        0.35%(c)     0.34%
Ratio of net investment income
    to average net assets                                5.11%       5.27%       5.09%        5.46%(c)     4.94%
  Ratio of expenses to average
    net assets*                                          0.37%       0.36%       0.43%        0.42%(c)     0.41%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period June 1,1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31. (b) Not Annualized. (c) Annualized. (d) For the period January 17, 1993 (commencement of operations) through May 31, 1993.




                                                                                                            PERIOD ENDED
                                PERIOD ENDED JUNE 30                  YEAR ENDED DECEMBER 31,                  MAY 31,
                                                                      -----------------------                  -------
CLASS A                                 1999          1998          1997           1996          1995(a)       1995(b)
-------                                 ----          ----          ----           ----          -------       -------

NET ASSET VALUE, BEGINNING OF PERIOD               $0.9997       $0.9995        $0.9990         $0.9989       $1.0000
Investment Activities:
  Net investment income                             0.0490        0.0496         0.0478          0.0305        0.0199
  Net realized and unrealized gains
    (losses) from investments                           --        0.0002         0.0005          0.0001       (0.0011)
Total from Investment Activities                    0.0490        0.0498         0.0483          0.0306        0.0188
Distributions:
  Net investment income                            (0.0490)      (0.0496)       (0.0478)        (0.0305)      (0.0199)
Total Distributions                                (0.0490)      (0.0496)       (0.0478)        (0.0305)      (0.0199)
NET ASSET VALUE, END OF PERIOD                     $0.9997       $0.9997        $0.9995         $0.9990       $0.9989
Total Return                                          5.00%         5.08%          4.89%           3.09%(c)      2.01%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)               $559,770      $357,663       $207,046         $56,000       $16,702
  Ratio of expenses to average net
    assets                                            0.60%         0.60%          0.60%           0.60%(d)      0.57%(d)
  Ratio of net investment income to
    average net assets                                4.87%         5.02%          4.84%           5.17%(d)      5.48%(d)
  Ratio of expenses to average net
    assets*                                           0.62%         0.61%          0.68%           0.69%(d)      0.66%(d)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31. (b) For the period January 17, 1995 (initial offering date of Class A Shares) through May 31, 1995. (c) Not Annualized. (d) Annualized.

ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND  Financial Highlights

                                                                                                  YEAR ENDED
                                                               PERIOD ENDED JUNE 30              DECEMBER 31,
CLASS I                                                                1999              1998                   1997(a)
-------                                                                ----              ----                   -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                    $1.0000                  $1.0000
Investment Activities:
  Net investment income                                                                  0.0316                   0.0125
  Net realized and unrealized gains (losses)
    from investments                                                                         --                       --
Total from Investment Activities                                                         0.0316                   0.0125
Distributions:
  Net investment income                                                                 (0.0316)                 (0.0125)
Total Distributions                                                                     (0.0316)                 (0.0125)
NET ASSET VALUE, END OF PERIOD                                                          $1.0000                  $1.0000
Total Return                                                                               3.20%                    3.39%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                                                    $588,602                 $201,705
  Ratio of expenses to average net assets                                                  0.35%                    0.35%(b)
  Ratio of net investment income to average net assets                                     3.12%                    3.37%(b)
  Ratio of expenses to average net assets*                                                 0.39%                    0.41%(b)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period August 18, 1997 (commencement of operations) through December 31, 1997. (b) Annualized.


ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

                                                                                                  YEAR ENDED
                                                               PERIOD ENDED JUNE 30              DECEMBER 31,
CLASS A                                                                1999              1998                   1997(a)
---------                                                              ----              ----                   -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                    $1.0000                  $1.0000
Investment Activities:
  Net investment income                                                                  0.0291                   0.0116
  Net realized and unrealized gains (losses)
    from investments                                                                         --                       --
Total from Investment Activities                                                         0.0291                   0.0116
Distributions:
  Net investment income                                                                 (0.0291)                 (0.0116)
Total Distributions                                                                     (0.0291)                 (0.0116)
NET ASSET VALUE, END OF PERIOD                                                          $1.0000                  $1.0000
Total Return                                                                               2.95%                    3.14%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                                                     $61,243                  $56,534
  Ratio of expenses to average net assets                                                  0.60%                    0.60%(b)
  Ratio of net investment income to average net assets                                     2.90%                    3.12%(b)
  Ratio of expenses to average net assets*                                                 0.64%                    0.66%(b)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period August 18, 1997 (commencement of operations) through December 31, 1997. (b) Annualized.

                                   APPENDIX A
                                   ----------

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

FUND NAME                                                                                                    FUND CODE
---------                                                                                                    ---------
ONE GROUP CASH MANAGEMENT MONEY MARKET FUND                                                                        1
ONE GROUP TREASURY CASH MANAGEMENT MONEY MARKET FUND                                                               2
ONE GROUP TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND                                                         3
ONE GROUP U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND                                             4
ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND                                                              5

INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------

U.S. TREASURY OBLIGATIONS: Bills, notes and bonds                                         1-5             Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                                    1, 4, 5           Market
by agencies and instrumentalities of the U.S.                                                             Credit
Government. These include Ginnie Mae, Fannie Mae, and
Freddie Mac.

REPURCHASE AGREEMENTS: The purchase of a security and                                 1, 2, 4, 5          Credit
the simultaneous commitment to return the security to                                                     Market
the seller at an agreed upon price on an agreed upon                                                     Liquidity
date. This is treated as a loan.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                         1, 4, 5           Market
Purchase or contract to purchase securities at a fixed                                                   Leverage
price for delivery at a future date.                                                                     Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other money market                             1, 4, 5           Market
mutual funds, including One Group money market funds
and shares of other money market mutual funds for which Banc
One Investment Advisors serves as investment advisor or
administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it serves as investment advisor.

EXTENDABLE COMMERCIAL NOTES: Variable rate notes with                                      1              Market
a maximum stated maturity of thirteen months which, on                                                    Credit
a designated day each month, may be extended by the                                                      Liquidity
purchaser for an additional thirteen months. The note'
maturity cannot be extended beyond the tenth anniversary
of its issuance.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                                1, 4, 5           Market
interest rates which are reset daily, weekly, quarterly                                                   Credit
or some other period and which may be payable to the Fund                                                Liquidity
on demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured                                    1, 4, 5         Pre-Payment
by real estate loans and pools of loans. These                                                            Market
include collateralized mortgage obligations ("CMOs")                                                      Credit
and Real Estate Mortgage Investment Conduits ("REMICs").                                                Regulatory

INSTRUMENT                                                                             FUND CODE         RISK TYPE

CERTIFICATES OF DEPOSIT: Negotiable instruments with                                      1,5             Market
a stated maturity.                                                                                        Credit
                                                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a                                        1,5            Liquidity
bank in exchange for the deposit of funds.                                                                Credit
                                                                                                          Market

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                                    1,5             Credit
drawn on and accepted by a commercial bank. Maturities                                                   Liquidity
are generally six months or less.                                                                         Market

COMMERCIAL PAPER: Secured and unsecured short-term                                        1,5             Credit
promissory notes issued by corporations and other                                                        Liquidity
entities. Maturities generally vary from a few days to                                                    Market
nine months.

DEMAND FEATURES: Securities that are subject to puts and                                  1,5             Market
standby commitments to purchase the securities at a                                                      Liquidity
fixed price (usually with accrued interest) within a                                                    Management
fixed period of time following demand by a Fund.

MUNICIPAL SECURITIES: Securities issued by a state or                                     1,5             Market
political subdivision to obtain funds for various public                                                  Credit
purposes. Municipal securities include private activity                                                  Political
bonds and industrial development bonds, as well as                                                          Tax
General Obligation Notes, Tax Anticipation Notes, Bond                                                  Regulatory
Anticipation Notes, Revenue Anticipation Notes, other
short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities and single family revenue bonds.

SHORT-TERM FUNDING AGREEMENTS: Agreements issued by                                        1              Market
banks and highly rated insurance companies such as                                                        Credit
Guaranteed Investment Contracts ("GICs") and Bank                                                        Liquidity
Investment Contracts ("BICs").

RESTRICTED SECURITIES: Securities not registered under                                    1,5            Liquidity
the Securities Act of 1933, such as privately placed                                                      Credit
commercial paper and Rule 144A securities.                                                                Market

FOREIGN SECURITIES: U. S. dollar-denominated commercial paper                              1              Market
of foreign issuers and obligations of foreign banks, overseas                                            Political
branches of U.S. banks and supranational entities.                                                       Liquidity
                                                                                                          Foreign

PARTICIPATION INTERESTS: Interests in municipal                                           1,5             Credit
securities, including municipal leases, from financial                                                      Tax
institutions such as commercial and investment banks,                                                     Market
savings and loan associations and insurance companies.
These interests may take the form of participations,
beneficial interests in a trust, partnership interests
or any form of indirect ownership that allows the Funds
to treat the income from the investments as exempt from
Federal Income Tax.

ASSET-BACKED SECURITIES: Securities secured by company                                    1,5           Pre-payment
receivables, home equity loans, truck and auto loans,                                                     Market
leases, credit card receivables and other securities                                                      Credit
backed by other types of receivables or other assets.                                                   Regulatory

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Funds at:

         One Group Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



 (Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS




INVESTOR FUNDS               ONE GROUP(R) INVESTOR GROWTH FUND
PROSPECTUS                   ONE GROUP(R) INVESTOR GROWTH & INCOME FUND
NOVEMBER 1, 1999             ONE GROUP(R) INVESTOR BALANCED FUND
                             ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND









The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
  One Group Investor Growth Fund
  One Group Investor Growth & Income Fund
  One Group Investor Balanced Fund
  One Group Investor Conservative Growth

MORE ABOUT THE FUNDS
  Principal Investment Strategies
   Investment Risks
   Investment Policies
   Temporary Defensive Positions
   Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
  Purchasing Fund Shares
  Sales Charges
  Sales Charge Reductions and Waivers
  Exchanging Fund Shares
  Redeeming Fund Shares

SHAREHOLDER INFORMATION
  Dividend Policies
  Tax Treatment of Shareholders
  Shareholder Inquires

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
  The Advisor
   The Fund Manager
   Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  UNDERLYING FUNDS
APPENDIX B:  INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP INVESTOR GROWTH FUND

WHAT IS THE GOAL OF ONE GROUP INVESTOR GROWTH FUND?

The Fund seeks long-term capital appreciation by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity securities.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF ONE GROUP INVESTOR GROWTH FUND?

One Group Investor Growth Fund is a "Fund of Funds". The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth fund, the majority of the Fund's assets will be invested in One Group equity funds, although a portion of its assets also will be invested in One Group bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHO SHOULD INVEST IN ONE GROUP INVESTOR GROWTH FUND?

Shares are available for long-term investors, including tax-advantaged retirement accounts; the Funds should not be used for short-term trading purposes.

WHAT ARE THE MAIN RISKS OF INVESTING IN ONE GROUP INVESTOR GROWTH FUND?

The main risks of investing in the One Group Investor Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Growth Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Growth Fund.

         INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

         EQUITY FUNDS: Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a companies financial condition. Equity securities also are subject to "stock market risk", meaning that stock prices in general may decline over short or extended periods of time. When the value stocks held by an underlying One Group equity fund go down, the value of your investment in One Group Investor Growth Fund will be affected.

         FIXED INCOME FUNDS: Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Growth Fund will change as the value of investments of the underlying One Group funds increase and decrease.

         INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund may not do so. If the value of securities that are heavily weighted on an index change, you can expect a greater risk of loss than would be the case a fund were not fully invested in such securities.

         FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

         EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

         NOT FDIC INSURED. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE ONE GROUP INVESTOR GROWTH FUND PERFORMED?

By showing the variability of the One Group Investor Growth Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INVESTOR GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                   [GRAPHIC]

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I

          1997         1998
          25.07%       21.76%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 8.34%.

         BEST QUARTER: 19.73%  4Q 1998; WORST QUARTER: -9.92%   3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR                                 LIFE
-------                                       ------                           (SINCE 12/10/96)
                                                                               ----------------

One Group Investor Growth Fund               10.27%                                 18.83%


S&P 1500 Index(1)

Lipper Mix(2)

--------------------------------------- ------------------- ------------------ ------------------
CLASS B                                       1 YEAR                                 LIFE
-------                                       ------                           (SINCE 12/10/96)
                                                                               ----------------

One Group Investor Growth Fund               10.57%                                 19.69%

S&P 1500 Index(1)

Lipper Mix(2)


--------------------------------------- ------------------- ------------------ ------------------
CLASS C                                       1 YEAR                                 LIFE
-------                                       ------                            (SINCE 7/1/97)
                                                                                --------------

One Group Investor Growth Fund               14.65%                                 19.01 %

S&P 1500 Index(1)

Lipper Mix(2)


--------------------------------------- ------------------- ------------------ ------------------
 CLASS I                                      1 YEAR                                LIFE
 -------                                      ------                           (SINCE 12/10/96)
                                                                               ----------------

One Group Investor Growth Fund               16.84%                                 21.43%

S&P 1500 Index(1)

Lipper Mix(2)
-------------------------------------------------------------------------------------------------


--------
(1) S&P 1500 Index is an unmanaged index generally representative of the performance of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Growth Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

(2) The Lipper Mix for the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (75%), the Lipper International Funds Universe (10%), and the Lipper Intermediate U.S. Government Bond Funds Universe (15%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.

FEES AND EXPENSES OF THE INVESTOR GROWTH FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C          CLASS I
investment)(1)

 Maximum Sales Charge                                   5.25%            None          None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  None(2)        5.00%          1.00%             None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                         None           None           None             None
Redemption Fee
                                                         None           None           None             None
Exchange Fee

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .05%           .05%           .05%             .05%

Distribution [and/or                                     .35%          1.00%          1.00%             None
Service] (12b-1) Fees

 Other Expenses                                          .23%           .23%           .23%             .23%
Total Annual Fund Operating                              .63%          1.28%          1.28%             .28%
Expenses(4)
Fee Waiver [and/or Expense                              (.18%)         (.08%)         (.08%)           (.08%)
Reimbursement]
Net Expenses(5)                                          .45%          1.20%          1.20%             .20%

----------------------------- --------------------- --------------- ------------- --------------- ------------------


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.30% For Class A shares, 2.05% For Class B shares, 2.05% For Class C shares, and 1.05% For Class I shares.

(5) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class A shares, 1.20% for Class B shares, 1.20% for Class C shares, and .20% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                        CLASS C                 CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each  period                      each period

1 Year(1)         $569             $122            $622             $122             $222            $20
3 Years           $699             $396            $696             $396             $396            $80
5 Years           $841             $690            $890             $690             $690            $145
10 Years          $1,254           $1,351          $1,351           $1,528           $1,528          $336
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $586
      Class B (no redemption)      $129
      Class B (with redemption)    $629
      Class C (no redemption)      $129
      Class C (with redemption)    $229
      Class I                      $28


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP INVESTOR GROWTH & INCOME FUND

WHAT IS THE GOAL OF ONE GROUP INVESTOR GROWTH & INCOME FUND?

The Fund seeks long-term capital appreciation and growth by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity securities.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF ONE GROUP INVESTOR GROWTH & INCOME FUND?

One Group Investor Growth & Income Fund is a "Fund of Funds". The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a growth and income fund, the majority of the Fund's assets will be invested in One Group equity funds, although a portion of its assets also will be invested in One Group bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHO SHOULD INVEST IN ONE GROUP INVESTOR GROWTH & INCOME FUND?

Shares are available for long-term investors, including tax-advantaged retirement accounts; the Funds should not be used for short-term trading purposes.

WHAT ARE THE MAIN RISKS OF INVESTING IN ONE GROUP INVESTOR GROWTH & INCOME FUND?

The main risks of investing in the One Group Investor Growth & Income Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Growth & Income Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Growth & Income Fund.

         INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

         EQUITY FUNDS: Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a companies financial condition. Equity securities also are subject to "stock market risk", meaning that stock prices in general may decline over short or extended periods of time. When the value stocks held by an underlying One Group equity fund go down, the value of your investment in One Group Investor Growth & Income Fund will be affected.

         FIXED INCOME FUNDS: Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Growth & Income Fund will change as the value of investments of the underlying One Group funds increase and decrease.

         INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted on an index change, you can expect a greater risk of loss than may be the case a fund were not fully invested in such securities.

         FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

         EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

         NOT FDIC INSURED. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE ONE GROUP INVESTOR GROWTH & INCOME FUND PERFORMED?

By showing the variability of the One Group Investor Growth & Income Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INVESTOR GROWTH & INCOME FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I

           1997         1998
          20.87%       19.10%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 6.21%.

         BEST QUARTER: 14.92%  4Q 1998; WORST QUARTER: -6.52%   3Q 1998
         --------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR                                 LIFE
-------                                       ------                           (SINCE 12/10/96)
                                                                               ----------------

One Group Investor Growth & Income           7.68%                                 15.45%
Fund


S&P 1500 Index(1)

Lipper Mix(2)

--------------------------------------- ------------------- ------------------ ------------------
CLASS B                                      1 YEAR                                  LIFE
-------                                      ------                            (SINCE 12/10/96)
                                                                               ----------------

One Group Investor Growth & Income           7.93%                                 16.09%
Fund

S&P 1500 Index(1)

Lipper Mix(2)


--------------------------------------- ------------------- ------------------ ------------------
CLASS C                                       1 YEAR                                 LIFE
-------                                       ------                            (SINCE 7/1/97)
                                                                                -------------

One Group Investor Growth & Income           11.94%                                16.00%
Fund

S&P 1500 Index(1)

Lipper Mix(2)

--------------------------------------- ------------------- ------------------ ------------------
 CLASS I                                      1 YEAR                                 LIFE
 -------                                      ------                           (SINCE 12/10/96)
                                                                               ---------------
One Group Investor Growth & Income           14.11%                                17.89%
Fund

S&P 1500 Index(1)

Lipper Mix(2)
--------------------------------------- ------------------- ------------------ ------------------

----------------
(1) S&P 1500 Index is an unmanaged index generally representative of the performance of large and small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Growth & Income Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

(2) The Lipper Mix for the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (60%), the Lipper International Funds Universe (5%), and the Lipper Intermediate U.S. Government Bond Funds Universe (35%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.

FEES AND EXPENSES OF THE  INVESTOR GROWTH & INCOME FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    5.25%            None          None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  None(2)        5.00%          1.00%             None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                         None           None           None             None
Redemption Fee
                                                         None           None           None             None
Exchange Fee

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .05%           .05%           .05%             .05%

Distribution [and/or                                     .35%          1.00%          1.00%             None
Service] (12b-1) Fees

 Other Expenses                                          .22%           .22%           .22%             .22%
Total Annual Fund Operating                              .62%          1.27%          1.27%             .27%
Expenses(4)
                                                        (.17%)         (.07%)         (.07%)           (.07%)
Fee Waiver [and/or Expense
Reimbursement]
Net Expenses(5)                                          .45%          1.20%          1.20%             .20%

----------------------------- --------------------- --------------- ------------- --------------- ------------------


---------------
(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.28% for Class A shares, 2.03% for Class B shares, 2.03% for Class C shares, and 1.03% for Class I shares.

(5) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class A shares, 1.20% for Class B shares, 1.20% for Class C shares, and .70% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUE TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                       CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $569             $122            $622             $122             $222            $20
3 Years           $697             $396            $696             $396             $396            $80
5 Years           $837             $690            $890             $690             $690            $145
10 Years          $1,243           $1,348          $1,348           $1,528           $1,528          $336
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                          $585
      Class B (no redemption)          $129
      Class B (with redemption)        $629
      Class C (no redemption)          $129
      Class C (with redemption)        $229
      Class I                          $ 28


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP INVESTOR BALANCED FUND

WHAT IS THE GOAL OF ONE GROUP INVESTOR BALANCED FUND?

The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity and fixed income securities.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF ONE GROUP INVESTOR BALANCED FUND?

One Group Investor Balanced Fund is a "Fund of Funds". The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a balanced fund, approximately half of the Fund's assets will be invested in One Group equity funds and approximately half will be invested in One Group bond funds, although a portion of One Group Balanced Fund's assets also will be invested in a One Group market fund. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHO SHOULD INVEST IN ONE GROUP INVESTOR BALANCED FUND?

Shares are available for long-term investors, including tax-advantaged retirement accounts; the Funds should not be used for short-term trading purposes.

WHAT ARE THE MAIN RISKS OF INVESTING IN ONE GROUP INVESTOR BALANCED FUND?

The main risks of investing in the One Group Investor Balanced Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Balanced Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Balanced Fund.

         INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

         EQUITY FUNDS: Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a companies financial condition. Equity securities also are subject to "stock market risk", meaning that stock prices in general may decline over short or extended periods of time. When the value stocks held by an underlying One Group equity fund go down, the value of your investment in One Group Investor Balanced Fund will be affected.

         FIXED INCOME FUNDS: Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Balanced Fund will change as the value of investments of the underlying One Group funds increase and decrease.

         INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted on an index change, you can expect a greater risk of loss than may be the case a fund were not fully invested in such securities.

         FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

         NOT FDIC INSURED. An investment in the Fund is not a deposit of BANK ONE CORPORATION or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE ONE GROUP INVESTOR BALANCED FUND PERFORMED?

By showing the variability of the One Group Investor Balanced Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INVESTOR BALANCED FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

     1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 4.23%.


                                   [GRAPHIC]

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I

           1997         1998
          16.93%       16.25%

(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 4.23%.


         BEST QUARTER: 10.33%  4Q 1998; WORST QUARTER: -3.34%   3Q 1998
         --------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.

-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------
CLASS A                                       1 YEAR                                 LIFE
-------                                       ------                           (SINCE 12/10/96)
                                                                               ----------------

One Group Investor Balanced Fund             4.85%                                  11.70%


Lehman Brothers Intermediate
Aggregate Bond Index(1)

Lipper Mix(2)

--------------------------------------- ------------------- ------------------ ------------------
CLASS B                                       1 YEAR                                 LIFE
                                              ------                           (SINCE 12/10/96)

One Group Investor Balanced Fund             5.01%                                  12.45%

Lehman Brothers Intermediate
Aggregate Bond Index(1)

Lipper Mix(2)

-------------------- ------------------ ------------------- ------------------ ------------------
CLASS C                                       1 YEAR                                 LIFE
-------                                       ------                            (SINCE 7/1/97)
                                                                                --------------

One Group Investor Balanced Fund             9.04%                                  12.84%

Lehman Brothers Intermediate
Aggregate Bond Index(1)

Lipper Mix(2)


--------------------------------------- ------------------- ------------------ ------------------
 CLASS I                                      1 YEAR                                  LIFE
 -------                                      ------                           (SINCE 12/10/96)
                                                                               ---------------

One Group Investor Balanced Fund             11.16%                                 14.44%

Lehman Brothers Intermediate
Aggregate Bond Index(1)

Lipper Mix(2)
--------------------------------------- ------------------- ------------------ ------------------



----------------
(1) Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Balanced Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

(2) The Lipper Mix for the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (40%), the Lipper International Funds Universe (5%), and the Lipper Intermediate U.S. Government Bond Funds Universe (55%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.

FEES AND EXPENSES OF THE  INVESTOR BALANCED FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B       CLASS C          CLASS I
investment)(1)

Maximum Sales Charge                                    5.25%            None          None             None
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  None(2)        5.00%          1.00%             None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                         None           None           None             None
Redemption Fee
                                                         None           None           None             None
Exchange Fee

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .05%           .05%           .05%             .05%

Distribution [and/or                                     .35%          1.00%          1.00%             None
Service] (12b-1) Fees

 Other Expenses                                          .20%           .20%           .20%             .20%

Total Annual Fund Operating                              .60%          1.25%          1.25%             .25%
Expenses(4)
                                                        (.15%)         (.05%)         (.05%)           (.05%)
Fee Waiver [and/or Expense
Reimbursement]
Net Expenses(5)                                          .45%          1.20%          1.20%             .20%

----------------------------- --------------------- --------------- ------------- --------------- ------------------

------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense information has been restated to reflect current fees.

(4) The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.23% for Class A shares, 1.98% for Class B shares, 1.98% for Class C shares, and .98% for Class I shares.

(5) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class A shares, 1.20% for Class B shares, 1.20% for Class C shares, and .20% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUE TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $583             $122            $622             $122             $222                $20
3 Years           $676             $392            $692             $392             $392                $76
5 Years           $777             $682            $882             $682             $682                $136
10 Years          $1,016           $1,327          $1,327           $1,507           $1,507              $317
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $569
      Class B (no redemption)      $127
      Class B (with redemption)    $627
      Class C (no redemption)      $127
      Class C (with redemption)    $227
      Class I                       $26


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND

WHAT IS THE GOAL OF ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND?

The Fund seeks income and capital appreciation by investing primarily in a diversified group of One Group mutual funds which invest primarily in fixed income and equity securities.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND?

One Group Investor Conservative Growth Fund is a "Fund of Funds". The Fund's investment strategy is to invest in a diversified group of other One Group mutual funds. Because this is a conservative growth fund, the majority of the Fund's assets will be invested in One Group bond funds, although a portion of its assets also will be invested in One Group equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. For more information about the Fund's investment strategies, please read "More About The Funds" and "Principal Investment Strategies."

WHO SHOULD INVEST IN ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND?

Shares are available for long-term investors, including tax-advantaged retirement accounts; the Funds should not be used for short-term trading purposes.

WHAT ARE THE MAIN RISKS OF INVESTING IN ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND?

The main risks of investing in the One Group Investor Conservative Growth Fund and the circumstances likely to adversely affect your investment are described below. The share price of One Group Investor Conservative Growth Fund will change every day in response to market conditions. You may lose money if you invest in One Group Investor Conservative Growth Fund.

         INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying One Group funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

         EQUITY FUNDS: Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a companies financial condition. Equity securities also are subject to "stock market risk", meaning that stock prices in general may decline over short or extended periods of time. When the value stocks held by an underlying One Group equity fund go down, the value of your investment in One Group Investor Conservative Growth Fund will be affected.

         FIXED INCOME FUNDS: Bond funds invest primarily in fixed income securities.. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in One Group Investor Conservative Growth Fund will change as the value of investments of the underlying One Group funds increase and decrease.

         NOT FDIC INSURED. An investment in the Fund is not a deposit of BANK ONE CORPORATION or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

HOW HAS THE ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND PERFORMED?

By showing the variability of the One Group Investor Conservative Growth Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INVESTOR CONSERVATIVE GROWTH FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

                                   [GRAPHIC]

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I

           1997         1998
          12.50%       11.71%


1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.18%.


         BEST QUARTER: 6.21%  2Q 1997; WORST QUARTER: -0.28%   3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

------------------------------------------------------------------------------------------------
CLASS A                                                   1 YEAR                     LIFE
-------                                                   ------                    (SINCE
                                                                                   12/10/96)
                                                                                   ---------

One Group Investor Conservative Growth Fund              1.18%                      7.38%

Lehman Brothers Intermediate Aggregate Bond Index(1)

Lipper Mix(2)

--------------------------------------------------- -------------------- ------ ----------------
CLASS B                                                   1 YEAR                     LIFE
-------                                                   ------                    (SINCE
                                                                                   12/10/96)
                                                                                   ---------

One Group Investor Conservative Growth Fund              1.10%                      7.96%

Lehman Brothers Intermediate Aggregate Bond Index(1)

Lipper Mix(2)

------------------------------------------------------ ------------ ---------- ----------------
CLASS C                                                   1 YEAR                     LIFE
-------                                                   ------                (SINCE 7/1/97)
                                                                                --------------
One Group Investor Conservative Growth
Fund                                                     5.00%                      8.72%
                                                         -----                      -----
Lehman Brothers Intermediate
Aggregate Bond Index(1)

Lipper Mix(2)

--------------------------------------------------- -------------------- ------ ----------------
 CLASS I                                                  1 YEAR                     LIFE
 -------                                                  ------                    (SINCE
                                                                                   12/10/96)
                                                                                   ---------

One Group Investor Conservative Growth Fund              7.01%                      10.11%

Lehman Brothers Intermediate Aggregate Bond Index(1)

Lipper Mix(2)

------------------------------------------------------------------------------------------------


------------------



(1) Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management fees. By contrast, the performance of the One Group Investor Conservative Growth Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B and Class C shares.

(2) The Lipper Mix for the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (20%), the Lipper International Funds Universe (5%), and the Lipper Intermediate U.S. Government Bond Funds Universe (75%). The Lipper Universe consists of the equally weighted average monthly returns for all the funds within the category.

FEES AND EXPENSES OF THE  INVESTOR CONSERVATIVE GROWTH FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-----------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your         CLASS A         CLASS B       CLASS C        CLASS I
investment)(1)

 Maximum Sales Charge                                   5.25%           None          None           None
(Load)  Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  None(2)         5.00%         1.00%          None
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)
                                                        None            None          None           None
Redemption Fee
                                                        None            None          None           None
Exchange Fee

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                            .05%            .05%          .05%           .05%

Distribution [and/or                                .35%           1.00%         1.00%          None
Service] (12b-1) Fees

 Other Expenses                                     .25%            .25%          .25%           .25%

Total Annual Fund Operating                         .65%           1.30%         1.30%           .30%
Expenses(4)
Fee Waiver [and/or Expense                         (.20%)          (.10%)        (.10%)         (.10%)
Reimbursement]
Net Expenses(5)                                     .45%           1.20%         1.20%           .20%
-----------------------------------------------------------------------------------------------------------


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more.  Please see Sales Charges.

(3) Expense information has been restated to reflect current fees.

(4) The Fund indirectly pays a portion of the expenses incurred by the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio would be 1.17% for Class A shares, 1.92% for Class B shares, 1.92% for Class C shares, and .92% for Class I shares.

(5) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .45% for Class A shares, 1.20% for Class B shares, 1.20% for Class C shares, and .20% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------------------------------------------------------------------------------------------------------
                  CLASS A                  CLASS B(2)                        CLASS C                CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)         $569             $122            $622             $122             $222            $20
3 Years           $693             $402            $702             $402             $402            $87
5 Years           $828             $703            $903             $703             $703            $159
10 Years          $1,222           $1,380          $1,380           $1,559           $1,559          $376
----------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

      Class A                      $583
      Class B (no redemption)      $132
      Class B (with redemption)    $632
      Class C (no redemption)      $132
      Class C (with redemption)    $232
      Class I                       $31


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

MORE ABOUT THE FUNDS

Each of the four funds described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual funds described in this Prospectus are designed to provide diversification across the three major asset classes: stocks, bonds and cash or cash equivalents. Diversification is achieved by investing in other One Group mutual funds. A brief description of these underlying One Group funds can be found in Appendix A. The Funds attempt to take advantage of the most attractive types of stocks and bonds by shifting their asset allocation to favor mutual funds that focus on the most promising securities. The principal investment strategies that are used to meet each Fund's investment objective are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. They are also described below.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

         ONE GROUP INVESTOR GROWTH FUND.
         - The Fund is diversified between stocks and bonds, with a heavy emphasis on stocks.
                  1. From 80% to 100% of the Fund's total assets are invested in One Group equity funds.
                  2. Up to 20% of its total assets are invested in One Group bond funds.
                  3. Up to 10% of its total assets are invested in a One Group money market fund.
         - The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                Percentage of
                 Fund Name                                      Fund Holdings
                 ---------                                      -------------
         One Group Prime Money Market Fund                          0-10%
         One Group Short-Term Bond Fund                             0-20%
         One Group Intermediate Bond Fund                           0-20%
         One Group Income Bond Fund                                 0-20%
         One Group Bond Fund                                        0-20%
         One Group High Yield Bond Fund                             0-20%
         One Group Government Bond Fund                             0-20%
         One Group Ultra Short-Term Bond Fund                       0-20%
         One Group Mid Cap Value Fund                               0-40%
         One Group Mid Cap Growth Fund                              0-40%
         One Group International Equity Index Fund                  0-40%
         One Group Diversified International Fund                   0-40%
         One Group Large Cap Growth Fund                            0-50%
         One Group Large Cap Value Fund                             0-60%
         One Group Diversified Mid Cap Fund                         0-40%
         One Group Diversified Equity Fund                          0-50%
         One Group Small Cap Growth Fund                            0-40%
         One Group Small Cap Value Fund                             0-40%
         One Group Equity Income Fund                               0-50%
         One Group Equity Index Fund                                0-50%
         One Group Real Estate Fund                                 0-40%

         -  The Fund also may hold cash and cash equivalents.

         ONE GROUP INVESTOR GROWTH & INCOME FUND.

          - The Fund is diversified between stocks and bonds, with an emphasis on stocks.

                  1. From 60% to 80% of the Fund's total assets are invested in One Group equity funds.

                  2. From 20% to 40% of its total assets are invested in One Group bond funds.
                  3. Up to 10% of its total assets are invested in a One Group money market fund.
         -  The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:
                                                                Percentage of
                 Fund Name                                      Fund Holdings
                 ---------                                      -------------
         One Group Prime Money Market Fund                          0-10%
         One Group Short-Term Bond Fund                             0-30%
         One Group Intermediate Bond Fund                           0-30%
         One Group Income Bond Fund                                 0-30%
         One Group Bond Fund                                        0-30%
         One Group High Yield Bond Fund                             0-30%
         One Group Government Bond Fund                             0-30%
         One Group Ultra Short-Term Bond Fund                       0-30%
         One Group Mid Cap Value Fund                               0-40%
         One Group Mid Cap Growth Fund                              0-40%
         One Group International Equity Index Fund                  0-40%
         One Group Diversified International Fund                   0-40%
         One Group Large Cap Growth Fund                            0-50%
         One Group Large Cap Value Fund                             0-60%
         One Group Diversified Mid Cap Fund                         0-40%
         One Group Diversified Equity Fund                          0-60%
         One Group Small Cap Growth Fund                            0-40%
         One Group Small Cap Value Fund                             0-40%
         One Group Equity Income Fund                               0-60%
         One Group Equity Index Fund                                0-60%
         One Group Real Estate Fund                                 0-40%

         -  The Fund also may hold cash and cash equivalents.

         ONE GROUP INVESTOR BALANCED FUND.
         - The Fund invests in both stock and bond mutual funds - stock funds for long-term growth potential and bond funds for principal stability and current income.
                  1. From 40% to 60% of the Fund's total assets are invested in
                     One Group equity funds.
                  2. From 40% to 60% of its total assets are invested in One
                     Group bond funds.
                  3. Up to 10% of its total assets are invested in a One Group money market fund.
         - The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                Percentage of
                 Fund Name                                      Fund Holdings
                 ---------                                      -------------
         One Group Prime Money Market Fund                          0-10%
         One Group Short-Term Bond Fund                             0-50%
         One Group Intermediate Bond Fund                           0-50%
         One Group Income Bond Fund                                 0-50%
         One Group Bond Fund                                        0-50%
         One Group High Yield Bond Fund                             0-30%
         One Group Government Bond Fund                             0-50%
         One Group Ultra Short-Term Bond Fund                       0-50%
         One Group Mid Cap Value Fund                               0-30%
         One Group Mid Cap Growth Fund                              0-30%
         One Group International Equity Index Fund                  0-30%
         One Group Diversified International Fund                   0-30%
         One Group Large Cap Growth Fund                            0-40%
         One Group Large Cap Value Fund                             0-50%
         One Group Diversified Mid Cap Fund                         0-30%

         One Group Diversified Equity Fund                          0-40%
         One Group Small Cap Growth Fund                            0-30%
         One Group Small Cap Value Fund                             0-30%
         One Group Equity Income Fund                               0-40%
         One Group Equity Index Fund                                0-40%
         One Group Real Estate Fund                                 0-30%

         -  Fund also invests in cash and cash equivalents.


         ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND.
         - The Fund is diversified between stocks and bonds, with an emphasis on bonds.
            1. From 20% to 40% of the Fund's total assets are invested in One Group equity funds.
            2. From 60% to 80% of its total assets are invested in One Group bond funds.
            3. Up to 10% of its total assets are invested in a One Group money market fund.
         - The Fund also is diversified across a variety of mutual funds, which in turn invest in different industries, economic sectors and geographic regions. The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                               Percentage of
                  Fund Name                                    Fund Holdings
                 ---------                                     -------------
         One Group Prime Money Market Fund                          0-10%
         One Group Short-Term Bond Fund                             0-70%
         One Group Intermediate Bond Fund                           0-70%
         One Group Income Bond Fund                                 0-70%
         One Group Bond Fund                                        0-70%
         One Group High Yield Bond Fund                             0-15%
         One Group Government Bond Fund                             0-70%
         One Group Ultra Short-Term Bond Fund                       0-70%
         One Group Mid Cap Value Fund                               0-20%
         One Group Mid Cap Growth Fund                              0-20%
         One Group International Equity Index Fund                  0-20%
         One Group Diversified International Fund                   0-20%
         One Group Large Cap Growth Fund                            0-20%
         One Group Large Cap Value Fund                             0-20%
         One Group Diversified Mid Cap Fund                         0-20%
         One Group Diversified Equity Fund                          0-20%
         One Group Small Cap Growth Fund                            0-20%
         One Group Small Cap Value Fund                             0-20%
         One Group Equity Income Fund                               0-20%
         One Group Equity Index Fund                                0-20%
         One Group Real Estate Fund                                 0-20%

         -  Fund also invests in cash and cash equivalents.

INVESTMENT RISKS

The main risks of investing in the Funds are described in the Fund Summaries. Additional risks are described below.

DERIVATIVES. The Funds may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


 ______________________________________________________________________________
|                              WHAT IS A DERIVATIVE?                           |
|                                                                              |
|            Derivatives are securities or contracts (like futures and         |
| options) that derive their value from the performance of underlying assets or|
|                                  securities.                                 |
|______________________________________________________________________________|

JUNK BONDS: One Group High Yield Bond and One Group Income Bond Fund invest in debt securities that are considered to be speculative. These securities are issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly.

CREDIT RISK. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the underlying funds. Such default could result in losses to the underlying funds and to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security

PREPAYMENT AND CALL RISK: Some of the underlying funds may invest a portion of their assets in mortgage-backed securities. These securities are subject to prepayment and call risk. The issuers of mortgage-backed and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, a fund may have to reinvest in securities with a lower yield. A fund also may fail to recover premiums paid for the securities, resulting in unexpected capital loss.


INTERNATIONAL FUNDS: Foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Since the underlying funds may invest in securities denominated in foreign currencies, changes in exchange rates also may affect the value of investments in the underlying funds.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

SMALLER COMPANIES. Investments by funds in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of large companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their debt securities and/or stock price. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the funds.

REAL ESTATE SECURITIES: The Real Estate Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

REIT RISK. In addition to the risks facing real estate securities, the Real Estate Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of the majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase an issuer's securities if as a result more then 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of any of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other registered investment companies and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies are set forth in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in short-term fixed income securities for temporary defensive purposes. These types of securities are known as "cash equivalents". These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives.
 _______________________________________________________________________________
|                           WHAT IS A CASH EQUIVALENT?                         |
|                                                                              |
|     Cash Equivalents are highly liquid, high quality instruments with        |
|     maturities of three months or less on the date they are purchased. They  |
|     include securities issued by the U.S. Government, its agencies and       |
|     instrumentalities, repurchase agreements (other than equity repurchase   |
| agreements), certificates of deposit, bankers' acceptances, commercial | | paper (rated in one of the two highest rating categories), variable rate |
|     master demand notes, and bank money market deposit accounts.             |
|______________________________________________________________________________|


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER.

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1999 is shown on the Financial Highlights. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-  The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

-  Purchase orders may be cancelled if the Fund's Custodian, State Street
   Bank and Trust Company, does not receive "federal funds" by 4:00 p.m. ET
   (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

-  Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares. Sales charges are discussed in this section of this prospectus entitled SALES CHARGES.

One Group Fund Direct IRA 403(b). One Group offers retirement plans. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

-  Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

         - A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.

      - The minimum initial investment is $1,000 per Fund- ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

      -  Subsequent investments must be at least $25 per Fund.
        ($25 for employees of Bank One Corporation and its affiliates).

      - You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled WHAT KIND OF SHARES CAN I BUY? provides information that can help you choose the appropriate share class.

     -  The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire) payable to "One Group" to:

     State Street Bank and Trust Company
     c/o One Group
     P.O. Box 8528
     Boston, MA 02266-8528


     If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

     Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks must be in U.S. dollars. One Group does not accept "third party checks". Checks made payable to any individual and endorsed to One Group are considered third party checks. All checks must be payable to one of the following:

     -  One Group Mutual Funds;
     -  State Street Bank and Trust Company; or
     -  The specific Fund in which you are investing.

       Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.


CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

     - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

     - Authorize a bank transfer or initiate a wire transfer to the following wire address:

              State Street Bank and Trust Company
              Attn: Custody & Shareholder Services
              ABA 011 000 028
              DDA 99034167
              FBO One Group Fund (ex: One Group Investor Growth Fund--A)
              Your Account Number (ex: 123456789)
              Your Account Registration (ex: John Smith & Mary Smith, JTWROS)


     - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

     - You may revoke your right to make purchases over the telephone by sending a letter to:

              State Street Bank and Trust Company
              c/o One Group
              P.O. Box 8528
              Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund, but minimum automatic additions are only $25 per Fund. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

     - Select the "Systematic Investment Plan" option on the Account Application Form.

     - Provide the necessary information about the bank account from which your investments will be made.

     - Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

     - One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

     - You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

     - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

     - You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

     - Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

     - If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.


SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.


CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                  SALES CHARGE             SALES CHARGE               COMMISSION
                                  AS A % OF THE               AS A %                    AS A %
AMOUNT OF PURCHASES              OFFERING PRICE         OF YOUR INVESTMENT         OF OFFERING PRICE
-------------------              --------------         ------------------         -----------------

Less than $50,000                      5.25%                     5.54%                   4.75%
$50,000-$99,999                        4.50%                     4.71%                   4.05%
$100,000-$249,999                      3.50%                     3.63%                   3.05%
$250,000-$499,999                      2.50%                     2.56%                   2.05%
$500,000-$999,999                      2.00%                     2.04%                   1.60%
$1,000,000*                            0.00%                     0.00%                   0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                      CDSC AS A % OF DOLLAR
              YEARS SINCE PURCHASE                   AMOUNT SUBJECT TO CHARGE
              --------------------                   ------------------------

                       0-1                                     5.00%
                       1-2                                     4.00%
                       2-3                                     3.00%
                       3-4                                     3.00%
                       4-5                                     2.00%
                       5-6                                     1.00%
                   more than 6                                 0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                       CDSC AS A % OF DOLLAR
              YEARS SINCE PURCHASE                   AMOUNT SUBJECT TO CHARGE
              --------------------                   ------------------------

                     0-1                                       1.00%
               After first year                                none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.


How the CDSC is Calculated

     - The Fund assumes that all purchases made in a given month were made on the first day of the month.

     - The CDSC is based on the current market value or the original cost of the shares, whichever is less.

     - No CDSC is imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

     - To keep your CDSC as low as possible, the Fund first will redeem the shares acquired through dividend reinvestment followed by shares you have held for the longest time and thus have the lowest CDSC.

     - If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees. . These fees are called 12b-1 FEES. 12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-  The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

         2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

         3.     There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

 - Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.


WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

-    One Group.

-    Bank One Corporation and its subsidiaries and affiliates.

-    The One Group Services Company and its subsidiaries and affiliates.

-    State Street Bank and Trust Company and its subsidiaries and affiliates.

- Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

- An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

- Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

- Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

- Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

- Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.   Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. If you withdraw no more than 10% of the value of your account in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating the amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read the Do I Pay a Sales Charge on an Exchange?.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating the amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read the Do I Pay a Sales Charge on an Exchange?.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

- Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

- Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application.
To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

-    State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

-    You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

-    You will pay a sales charge if you bought Class A shares of a Fund:

      1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

      2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

     1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

     2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

     - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

     - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

     -    You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

     - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

     - Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

     - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

     - Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

     - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          One Group
          c/o State Street Bank and Trust Company
          P.O. Box 8528
          Boston, MA 02266-8528

     -    All requests for redemptions from IRA accounts must be in writing.

     - You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

     - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.     the redemption is for $50,000 worth of shares or less;

         2.     the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

     - On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

          1.    a designated bank; or

         2.     your Shareholder Servicing Agent.


     - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

     - Your redemption proceeds will ordinarily will be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Funds will attempt to honor requests for same day payment if the request is received by 4:00 p.m. ET. If redemption requests are received after 4:00 p.m. ET, the Funds will attempt to wire payment the next business day.

WHAT WILL MY SHARES BE WORTH?

     - If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

     - If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

     - Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

     - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

     - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

     - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

     -    REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

     - Select the "Systematic Withdrawal Plan" option on the Account Application Form.

     - Specify the amount you wish to receive and the frequency of the payments.

     -    You may designate a person other than yourself as the payee.

     -    There is no charge for this service.

     -    If you select this option, please keep in mind that:

           1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

           2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually. Shares received from dividend and capital gains reinvestment are included in calculating the 10% The applicable Class B and Class C sales charge is waived provided your withdrawals do not exceed 10% annually. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales charge.

         3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

         4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

     - Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the dame manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

     - If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

     - Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

     -    One Group may suspend your ability to redeem when:

          1.   Trading on the New York Stock Exchange ("NYSE") is restricted.

          2.   The NYSE is closed (other than weekend and holiday closings).

          3.   The SEC has permitted a suspension.

          4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

     - You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends quarterly. The Investor Conservative Growth Fund, however, declares dividends monthly. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call The One Group Services Company at 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF SHAREHOLDERS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

A Fund's use of a fund-of-funds structure could affect the amount, timing and character of distributions to shareholders. See "Additional Tax Information Concerning the Funds of Funds" in the Statement of Additional Information.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111 or visit www.onegroup.com.


REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of BANK ONE CORPORATION, managed over $126 billion in assets.

THE SUB-ADVISORS

Banc One High Yield Partners, LLC, 8044 Montgomery Road, Suite 382, Cincinnati, Ohio 45236, is the sub-advisor to the High Yield Bond Fund. Banc One High Yield Partners was formed in June, 1998 to provide investment advisory services related to high yield, high risk investments to the High Yield bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 1999, Banc One High Yield Partners had approximately $126 million in assets under management.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND                                         ANNUAL RATE AS PERCENTAGE
----                                         OF AVERAGE DAILY NET ASSETS
                                             ---------------------------
One Group Investor Growth Fund                           .03%
One Group Investor Growth & Income Fund                  .05%
One Group Investor Balanced Fund                         .04%
One Group Investor Conservative Growth Fund              .03%

THE FUND MANAGERS

No single person is responsible for managing the assets of the Funds. Rather, investment decisions for the Funds are made by committee. Banc One Investment Advisors also serves as the advisor to the underlying mutual funds, for which it receives a fee.

YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign sub-custodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements are included in the Statement of Additional Information.

                                                                                   DECEMBER 10,
                                                                                      1996
                                                       YEAR ENDED                   THROUGH
                                                        JUNE 30,                    JUNE 30,
CLASS I                                            1999            1998              1997(a)
-------                                            ----            ----              -------

NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.25        $    10.00
Investment Activities:
  Net investment income                                             0.12              0.09
  Net realized and unrealized gains (losses)
    from investments                                                2.49              1.25
Total from Investment Activities                                    2.61              1.34
Distributions:
  From net investment income                                       (0.12)            (0.09)
  From net realized gain                                           (0.35)               --
Total Distributions                                                (0.47)            (0.09)
NET ASSET VALUE, END OF PERIOD                                $    13.39        $    11.25
Total Return                                                       23.81%            13.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $   86,355        $   31,318
  Ratio of expenses to average net assets                           0.20%             0.20%(c)
  Ratio of net investment income to average
    net assets                                                      1.04%             1.70%(c)
  Ratio of expenses to average net assets*                          0.36%             0.77%(c)
  Ratio of net investment income to average
    net assets*                                                     0.88%             1.13%(c)
  Portfolio turnover(d)                                             4.05%            18.49%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                    DECEMBER 10,
                                                                                        1996
                                                         YEAR ENDED                   THROUGH
                                                          JUNE 30,                    JUNE 30,
CLASS A                                            1999            1998               1997(a)
-------                                            ----            ----               -------

NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.21          $    10.00
Investment Activities:
  Net investment income                                             0.10                0.07
  Net realized and unrealized gains (losses)
    from investments                                                2.47                1.21
Total from Investment Activities                                    2.57                1.28
Distributions:
  From net investment income                                       (0.10)              (0.07)
  From net realized gain                                           (0.35)                 --
Total Distributions                                                (0.45)              (0.07)
NET ASSET VALUE, END OF PERIOD                                $    13.33          $    11.21
Total Return (Excludes Sales Charge)                               23.44%              12.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $   55,057          $    4,439
  Ratio of expenses to average net assets                           0.45%               0.46%(c)
  Ratio of net investment income to average
    net assets                                                      0.78%               1.82%(c)
  Ratio of expenses to average net assets*                          0.70%               1.62%(c)
  Ratio of net investment income to average
    net assets*                                                     0.53%               0.66%(c)
  Portfolio turnover(d)                                             4.05%              18.49%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                  DECEMBER 10,
                                                                                     1996
                                                                                    THROUGH
                                                                                    JUNE 30,
                                                        YEAR ENDED                  THROUGH
                                                         JUNE 30,                   JUNE 30,
CLASS B                                           1999             1998             1997(a)
-------                                           ----             ----             -------

NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.34        $    10.00
Investment Activities:
  Net investment income                                             0.02              0.04
  Net realized and unrealized gains (losses)
    from investments                                                2.48              1.34
Total from Investment Activities                                    2.50              1.38
Distributions:
  From net investment income                                       (0.02)            (0.04)
  Net realized gains                                               (0.35)               --
Total Distributions                                                (0.37)            (0.04)
NET ASSET VALUE, END OF PERIOD                                $    13.47        $    11.34
Total Return (Excludes Sales Charge)                               22.52%            13.88%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $   70,515        $    7,651
  Ratio of expenses to average net assets                           1.20%             1.20%(c)
  Ratio of net investment income to average
    net assets                                                      0.04%             0.97%(c)
  Ratio of expenses to average net assets*                          1.35%             2.18%(c)
  Ratio of net investment income to average
    net assets*                                                    (0.11)%           (0.01)%(c)
  Portfolio turnover(d)                                             4.05%            18.49%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                YEAR ENDED
                                                                                 JUNE 30,
                                                                    YEAR ENDED   THROUGH
                                                                     JUNE 30,    JUNE 30,
CLASS C                                                               1999        1998(a)
-------                                                               ----        -------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $   11.25
Investment Activities:
  Net investment income                                                             0.02
  Net realized and unrealized gains (losses) from investments                       2.45
Total from Investment Activities                                                    2.47
Distributions:
  Net investment income                                                            (0.03)
  From net realized gains                                                          (0.35)
Total Distributions                                                                (0.38)
NET ASSET VALUE, END OF PERIOD                                                 $   13.34
Total Return (Excludes Sales Charge)                                               22.42%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                            $   8,772
  Ratio of expenses to average net assets                                           1.20%
  Ratio of net investment income to average net assets                              0.04%
  Ratio of expenses to average net assets*                                          1.35%
  Ratio of net investment income to average net assets*                            (0.11)%
  Portfolio turnover (b)                                                            4.05%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations on July 1, 1997. (b)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP INVESTOR GROWTH & INCOME FUND Financial Highlights

                                                                                        DECEMBER 10,
                                                                                            1996
                                                               YEAR ENDED                 THROUGH
                                                                JUNE 30,                  JUNE 30,
CLASS I                                                  1999          1998               1997(a)
-------                                                  ----           ----               -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.93           $    10.00
Investment Activities:
  Net investment income                                                 0.25                 0.15
  Net realized and unrealized gains from investments                    1.92                 0.93
Total from Investment Activities                                        2.17                 1.08
Distributions:
  From net investment income                                           (0.25)               (0.15)
  Net realized gain                                                    (0.28)                  --
Total Distributions                                                    (0.53)               (0.15)
NET ASSET VALUE, END OF PERIOD                                    $    12.57           $    10.93
Total Return                                                           20.34%               10.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $   98,060           $   43,660
  Ratio of expenses to average net assets                               0.20%                0.20%(c)
  Ratio of net investment income to average
    net assets                                                          2.17%                2.78%(c)
  Ratio of expenses to average net assets*                              0.34%                0.66%(c)
  Ratio of net investment income to average
    net assets*                                                         2.03%                2.32%(c)
  Portfolio turnover (d)                                               11.38%               18.07%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                         DECEMBER 10,
                                                                                            1996
                                                              YEAR ENDED                   THROUGH
                                                                JUNE 30,                   JUNE 30,
CLASS A                                                 1999            1998               1997(a)
-------                                                 ----            ----               -------

NET ASSET VALUE, BEGINNING OF PERIOD                              $    11.02           $    10.00
Investment Activities:
  Net investment income                                                 0.22                 0.12
  Net realized and unrealized gains from investments                    1.95                 1.02
Total from Investment Activities                                        2.17                 1.14
Distributions:
  From net investment income                                           (0.22)               (0.12)
  Net realized gain                                                    (0.28)                  --
Total Distributions                                                    (0.50)               (0.12)
NET ASSET VALUE, END OF PERIOD                                    $    12.69           $    11.02
Total Return (Excludes Sales Charge)                                   20.18%               11.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $   39,874           $    4,262
  Ratio of expenses to average net assets                               0.45%                0.46%(c)
  Ratio of net investment income to average
    net assets                                                          1.91%                2.67%(c)
  Ratio of expenses to average net assets*                              0.67%                1.26%(c)
  Ratio of net investment income to average
    net assets*                                                         1.69%                1.87%(c)
  Portfolio turnover (d)                                               11.38%               18.07%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                         DECEMBER 10,
                                                                                            1996
                                                              YEAR ENDED                   THROUGH
                                                                JUNE 30,                   JUNE 30,
CLASS B                                                 1999            1998               1997(a)
-------                                                 ----            ----               -------

NET ASSET VALUE, BEGINNING OF PERIOD                              $    11.00           $    10.00
Investment Activities:
  Net investment income                                                 0.14                 0.09
  Net realized and unrealized gains from investments                    1.92                 1.00
Total from Investment Activities                                        2.06                 1.09
Distributions:
  From net investment income                                           (0.14)               (0.09)
  Net realized gain                                                    (0.28)                  --
Total Distributions                                                    (0.42)               (0.09)
NET ASSET VALUE, END OF PERIOD                                    $    12.64           $    11.00
Total Return (Excludes Sales Charge)                                   19.13%               11.02%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $   85,468           $    8,896
  Ratio of expenses to average net assets                               1.20%                1.21%(c)
  Ratio of net investment income to average
    net assets                                                          1.15%                1.94%(c)
  Ratio of expenses to average net assets*                              1.32%                1.89%(c)
  Ratio of net investment income to average
    net assets*                                                         1.03%                1.26%(c)
  Portfolio turnover(d)                                                11.38%               18.07%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                     YEAR ENDED
                                                                      JUNE 30,
CLASS C                                                       1999              1998(a)
-------                                                       ----              -------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $   10.93
Investment Activities:
  Net investment income                                                             0.14
  Net realized and unrealized gains (losses) from investments                       1.90
Total from Investment Activities                                                    2.04
Distributions:
  Net investment income                                                            (0.15)
  Net realized gains                                                               (0.28)
Total Distributions                                                                (0.43)
NET ASSET VALUE, END OF PERIOD                                                 $   12.54
Total Return (Excludes Sales Charge)                                               19.08%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                            $   6,429
  Ratio of expenses to average net assets                                           1.20%
  Ratio of net investment income to average net assets                              1.14%
  Ratio of expenses to average net assets*                                          1.31%
  Ratio of net investment income to average net assets*                             1.03%
  Portfolio turnover (b)                                                           11.38%

     * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations on July 1, 1997. (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP INVESTOR BALANCED FUND Financial Highlights

                                                                                          DECEMBER 10,
                                                                                            1996
                                                              YEAR ENDED                   THROUGH
                                                                JUNE 30,                   JUNE 30,
CLASS I                                                 1999            1998               1997(a)
-------                                                 ----            ----               -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.63           $    10.00
Investment Activities:
  Net investment income                                                 0.37                 0.21
  Net realized and unrealized gains from investments                    1.39                 0.63
Total from Investment Activities                                        1.76                 0.84
Distributions:
  From net investment income                                           (0.36)               (0.21)
  Net realized gains                                                   (0.22)                  --
Total Distributions                                                    (0.58)               (0.21)
NET ASSET VALUE, END OF PERIOD                                    $    11.81           $    10.63
Total Return                                                           17.02%                8.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $   93,557           $   72,155
  Ratio of expenses to average net assets                               0.20%                0.20%(c)
  Ratio of net investment income to average
    net assets                                                          3.31%                3.84%(c)
  Ratio of expenses to average net assets*                              0.32%                0.56%(c)
  Ratio of net investment income to average
    net assets*                                                         3.19%                3.48%(c)
  Portfolio turnover (d)                                                9.71%               12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                         DECEMBER 10,
                                                                                            1996
                                                              YEAR ENDED                   THROUGH
                                                                JUNE 30,                   JUNE 30,
CLASS A                                                 1999            1998               1997(a)
-------                                                 ----            ----               -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.66           $    10.00
Investment Activities:
  Net investment income                                                 0.34                 0.17
  Net realized and unrealized gains from investments                    1.39                 0.66
Total from Investment Activities                                        1.73                 0.83
Distributions:
  From net investment income                                           (0.34)               (0.17)
  Net realized gains                                                   (0.22)                  --
Total Distributions                                                    (0.56)               (0.17)
NET ASSET VALUE, END OF PERIOD                                    $    11.83           $    10.66
Total Return (Excludes Sales Charge)                                   16.62%                8.41%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $   32,605           $    2,176
  Ratio of expenses to average net assets                               0.45%                0.47%(c)
  Ratio of net investment income to average
    net assets                                                          3.01%                3.78%(c)
  Ratio of expenses to average net assets*                              0.66%                1.12%(c)
  Ratio of net investment income to average
    net assets*                                                         2.80%                3.13%(c)
  Portfolio turnover (d)                                                9.71%               12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                                         DECEMBER 10,
                                                                                            1996
                                                              YEAR ENDED                   THROUGH
                                                                JUNE 30,                   JUNE 30,
CLASS B                                                 1999            1998               1997(a)
-------                                                 ----            ----               -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.65           $    10.00
Investment Activities:
  Net investment income                                                 0.26                 0.16
  Net realized and unrealized gains from investments                    1.39                 0.65
Total from Investment Activities                                        1.65                 0.81
Distributions:
  From net investment income                                           (0.26)               (0.16)
  Net realized gains                                                   (0.22)                  --
Total Distributions                                                    (0.48)               (0.16)
NET ASSET VALUE, END OF PERIOD                                    $    11.82           $    10.65
Total Return (Excludes Sales Charge)                                   15.85%                8.22%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $   70,463           $    5,672
  Ratio of expenses to average net assets                               1.20%                1.22%(c)
  Ratio of net investment income to average
    net assets                                                          2.26%                2.93%(c)
  Ratio of expenses to average net assets*                              1.31%                1.73%(c)
  Ratio of net investment income to average
    net assets*                                                         2.15%                2.42%(c)
  Portfolio turnover (d)                                                9.71%               12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                YEAR ENDED
                                                                                 JUNE 30,
CLASS C                                                           1999            1998(a)
-------                                                           ----            -------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $   10.63
Investment Activities:
  Net investment income                                                             0.26
  Net realized and unrealized gains (losses) from investments                       1.37
Total from Investment Activities                                                    1.63
Distributions:
  Net investment income                                                            (0.27)
  Net realized gains                                                               (0.22)
Total Distributions                                                                (0.49)
NET ASSET VALUE, END OF PERIOD                                                 $   11.77
Total Return (Excludes Sales Charge)                                               15.66%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                            $   6,653
  Ratio of expenses to average net assets                                           1.20%
  Ratio of net investment income to average net assets                              2.24%
  Ratio of expenses to average net assets*                                          1.30%
  Ratio of net investment income to average net assets*                             2.14%
  Portfolio turnover (b)                                                            9.71%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations on July 1, 1997. (b)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND Financial Highlights

                                                                                         DECEMBER 10,
                                                                                            1996
                                                              YEAR ENDED                   THROUGH
                                                                JUNE 30,                   JUNE 30,
CLASS I                                                 1999            1998               1997(a)
-------                                                 ----            ----               -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.33           $    10.00
Investment Activities:
  Net investment income                                                 0.46                 0.26
  Net realized and unrealized gains (losses)
    from investments                                                    0.82                 0.33
Total from Investment Activities                                        1.28                 0.59
Distributions:
  From net investment income                                           (0.45)               (0.26)
  Net realized gains                                                   (0.10)                  --
Total Distributions                                                    (0.55)               (0.26)
NET ASSET VALUE, END OF PERIOD                                    $    11.06           $    10.33
Total Return                                                           12.73%                6.00%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $   30,352           $   15,038
  Ratio of expenses to average net assets                               0.20%                0.20%(c)
  Ratio of net investment income to average
    net assets                                                          4.43%                4.92%(c)
  Ratio of expenses to average net assets*                              0.56%                1.46%(c)
  Ratio of net investment income to average
    net assets*                                                         4.07%                3.66%(c)
  Portfolio turnover (d)                                                3.22%               28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                                         DECEMBER 10,
                                                                                            1996
                                                              YEAR ENDED                   THROUGH
                                                                JUNE 30,                   JUNE 30,
CLASS A                                                 1999            1998               1997(a)
-------                                                 ----            ----               -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.32           $    10.00
Investment Activities:
  Net investment income                                                 0.43                 0.22
  Net realized and unrealized gains (losses)
    from investments                                                    0.82                 0.32
Total from Investment Activities                                        1.25                 0.54
Distributions:
  From net investment income                                           (0.43)               (0.22)
  Net realized gains                                                   (0.10)                  --
Total Distributions                                                    (0.53)               (0.22)
NET ASSET VALUE, END OF PERIOD                                    $    11.04           $    10.32
Total Return (Excludes Sales Charge)                                   12.38%                5.46%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $   12,538           $    1,299
  Ratio of expenses to average net assets                               0.45%                0.47%(c)
  Ratio of net investment income to average
    net assets                                                          4.12%                4.76%(c)
  Ratio of expenses to average net assets*                              0.82%                3.05%(c)
  Ratio of net investment income to average
    net assets*                                                         3.75%                2.18%(c)
  Portfolio turnover (d)                                                3.22%               28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                                     DECEMBER 10,
                                                                                         1996
                                                             YEAR ENDED                THROUGH
                                                              JUNE 30,                 JUNE 30,
CLASS B                                                 1999         1998              1997(a)
-------                                                 ----         ----              -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.33              $10.00
Investment Activities:
  Net investment income                                              0.37                0.19
  Net realized and unrealized gains (losses)
    from investments                                                 0.81                0.33
Total from Investment Activities                                     1.18                0.52
Distributions:
  From net investment income                                        (0.36)              (0.19)
  Net realized gains                                                (0.10)                 --
Total Distributions                                                 (0.46)              (0.19)
NET ASSET VALUE, END OF PERIOD                                    $ 11.05              $10.33
Total Return (Excludes Sales Charge)                                11.53%               5.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                               $39,489              $2,616
  Ratio of expenses to average net assets                            1.20%               1.21%(c)
  Ratio of net investment income to average
    net assets                                                       3.37%               4.06%(c)
  Ratio of expenses to average net assets*                           1.47%               3.52%(c)
  Ratio of net investment income to average
    net assets*                                                      3.10%               1.75%(c)
  Portfolio turnover(d)                                              3.22%              28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations. (b)Not annualized.
     (c)Annualized. (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                  JUNE 30,
CLASS C                                                           1999            1998(a)
-------                                                           ----            -------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $   10.33
Investment Activities:
  Net investment income                                                             0.35
  Net realized and unrealized gains (losses) from investments                       0.81
Total from Investment Activities                                                    1.16
Distributions:
  Net investment income                                                            (0.36)
  Net realized gains                                                               (0.10)
Total Distributions                                                                (0.46)
NET ASSET VALUE, END OF PERIOD                                                 $   11.03
Total Return (Excludes Sales Charge)                                               11.48%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                            $   3,788
  Ratio of expenses to average net assets                                           1.20%
  Ratio of net investment income to average net assets                              3.39%
  Ratio of expenses to average net assets*                                          1.47%
  Ratio of net investment income to average net assets*                             3.12%
  Portfolio turnover (b)                                                            3.22%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
     (a)Period from commencement of operations on July 1, 1997. (b)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                   APPENDIX A

INVESTMENT PRACTICES

The following is a brief description of the principal investment policies of each of the underlying funds.

ONE GROUP PRIME MONEY MARKET FUND

One Group Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and are treated as having a maturity of 397 days or less.

ONE GROUP SHORT-TERM BOND FUND

One Group Short-Term Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The Fund normally invests at least 80% of total assets in debt securities of all types with short to intermediate maturities. Debt securities include bonds, notes and other obligations. At least 65% of the Fund's total assets will consist of bonds rated in one of the four highest investment grade categories at the time of investment, or if unrated, determined by Banc One Investment Advisors to be of comparable quality, some of which may be subject to repurchase agreements. Many investments will satisfy both requirements. Under normal market conditions, it is anticipated that the fund's average weighted maturity ordinarily will be three years taking into account expected amortization and prepayment of principal on certain investments, although for temporary defensive purposes the effective average weighted maturity may exceed three years. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks. This Fund was formerly called The One Group Limited Volatility Bond Fund.

ONE GROUP INTERMEDIATE BOND FUND

One Group Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The fund will normally invest at least 80% of total assets in debt securities of all types. Debt securities include bonds, notes and other obligations. At least 65% of the fund's total assets will consist of bonds rated in one of the four highest investment grade categories at the time of investment, or if unrated, determined by Banc One Investment Advisors to be of comparable quality, and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. Many investments will satisfy both requirements. The Fund also may invest in more speculative debt securities if they present attractive opportunities and are rated in the lowest investment grade category. The fund may also purchase taxable or tax-exempt municipal securities. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years. Up to 20% of the fund's total assets may be invested in preferred stocks.

ONE GROUP INCOME BOND FUND

One Group Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The Fund normally will invest at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. In addition, up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds" and "junk bonds." These securities are rated in the fifth or lower rating categories, for example, BB or lower by Standard & Poor's Corporation ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's"), and are considered to have speculative characteristics. Even though it may invest in debt securities in all rating categories, the Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund also may purchase taxable or tax-exempt municipal securities.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range between five and twenty years. The Fund may shorten its effective weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

ONE GROUP BOND FUND

One Group Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities. The Fund invests in all types of debt securities rated as investment grade, as well as convertible securities, preferred stock, and loan participations. The Fund's average weighted maturity will normally range between four and twelve years, although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes. The Fund invests at least 65% of its total assets in debt securities of all types with intermediate to long maturities. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund also may purchase taxable or tax-exempt municipal securities.

ONE GROUP HIGH YIELD BOND FUND

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective. The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock, and loan participations. The Fund's weighted average maturity will normally range between five and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund normally invests at least 80% of the Fund's total assets in debt securities which are rated below investment grade or unrated, although the Fund may invest up to 100% of the Fund's total assets in such securities. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds," "below investment grade bonds" and "junk bonds." These securities are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.), and are considered to be speculative. The Fund also may invest up to 20% of its total assets in other securities, including investment grade debt securities. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

ONE GROUP GOVERNMENT BOND FUND

One Group Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund will limit its investments to securities issued by the U.S. Government and its agencies and instrumentalities or related to securities issued by the U.S. Government and its agencies and instrumentalities. At least 65% of the total assets of the Fund will be invested in obligations guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The average weighted maturity of the fund is expected to be between three and fifteen years, however, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions. The balance of the Fund's assets may be invested in debt securities and taxable or tax-exempt municipal securities.

ONE GROUP ULTRA SHORT-TERM BOND FUND

One Group Ultra Short-Term Bond Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund normally invests at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of the fund's total assets may be invested in other securities, including preferred stock. The fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments. The fund also may purchase mortgage and interest rate swaps and interest rate floors and caps. The fund also may employ other investment techniques to enhance returns, such as loans of fund securities, mortgage dollar rolls, repurchase agreements, options contracts and reverse repurchase agreements. The Fund will maintain a maximum duration of approximately two years. This Fund was formerly called The One Group Ultra Short-Term Income Fund.

ONE GROUP MID CAP VALUE FUND

One Group Mid Cap Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund will invest mainly in equity securities with below-market average price-to-earnings and price-to-book value ratios. The issuer's soundness and earnings prospects also will be considered. If Banc One Investment Advisors determines that a company's fundamentals are declining or that the company's ability to pay dividends has been impaired, it likely will eliminate the Fund's holding of the company's stock. The Fund normally invests at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The Fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents. This Fund was formerly called The One Group Disciplined Value Fund.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND

One Group International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE GDP Index" or "EAFE GDP Index").(1) The Fund normally will invest at least 65% of the value of its total assets in foreign equity securities, which are representative of the Index and secondarily in stock index futures. The Fund's investments will consist of common stocks (including sponsored and unsponsored American Depository Receipts) and preferred stocks, securities convertible into common stocks (only if they are listed on registered exchanges or actively traded in the over-the-counter market), warrants and depository receipts. No more than 10% of the fund's net assets will be held in cash or cash equivalents. The fund may invest up to 10% of its net assets in securities of emerging international markets. A substantial portion of the fund's assets will be denominated in foreign currencies.

ONE GROUP DIVERSIFIED INTERNATIONAL FUND

One Group Diversified International Fund seeks long-term capital growth by investing primarily in equity securities of foreign issuers. The Fund invests primarily in the securities of companies located in Europe, Asia and Latin America. The Fund also will invest in other regions and countries that present attractive investment opportunities, including developing countries. In selecting a country for investment, Banc One Investment Advisors analyzes the global economic and political situation, as well as the securities markets of selected countries. In selecting individual securities, Banc One Investment Advisors selects a representative sampling of the companies comprising the individual country's stock market index. Banc One Investment Advisors uses its best judgment, experience and certain quantitative techniques to determine the countries in which the Fund will invest, as well as the amount invested in each country. Fund assets will be invested in at least three countries. The Fund will invest at least 65% of its total assets in foreign equity securities, consisting of common stocks (including American Depository Receipts), preferred stocks, rights, warrants, convertible securities, foreign currencies and options on foreign currency, and other equity securities. Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

ONE GROUP LARGE CAP GROWTH FUND

One Group Large Cap Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund will normally invest at least 65%, of the value of its total assets in equity securities consisting of common stocks, warrants and any rights to purchase common stocks. To achieve its objective, the Fund will invest primarily in equity securities of large, well established companies with weighted average capitalization in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(2) The Fund may invest the remainder of its assets in nonconvertible fixed income securities, repurchase agreements, options and futures contracts, securities issued by the U.S. government and its agencies and instrumentalities, and cash equivalents. This Fund was formerly called The One Group Large Company Growth Fund.

ONE GROUP LARGE CAP VALUE FUND

One Group Large Cap Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund will invest in equity securities of large capitalization companies that are believed to be selling below their long-term investment values. The average weighted market capitalization of the companies in which the Fund invests will normally exceed the median market capitalization of the S&P 500 Index. In addition, the Fund may invest in stock of companies which have "breakup" values well in excess of current market values or which have uniquely undervalued corporate assets. The Fund normally will invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks which are convertible into common stocks. The remainder of the fund's assets will be held in cash equivalents.
This Fund was formerly called The One Group Large Company Value Fund.




(1) "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the fund.

(2) "S&P 500" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

ONE GROUP MID CAP GROWTH FUND

One Group Mid Cap Growth Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries. At least 80% of the value of its total assets will be invested in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The Fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents. This Fund was formerly called The One Group Growth Opportunities Fund.

ONE GROUP DIVERSIFIED MID CAP FUND

One Group Diversified Mid Cap Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Fund invests primarily in equity securities of companies with market capitalizations of $500 million to $5 billion. Banc One Investment Advisors believes that there are many companies of this size with strong growth potential, stable market share, and an ability to quickly respond to new business opportunities, all of which increase their likelihood of obtaining superior levels of profitability and investment returns. The Fund normally invests at least 65% of its total assets in common and preferred stock, rights, warrants, convertible securities, and other equity securities. While the Fund invests primarily in securities of U.S. companies, up to 25% of its total assets may be invested in equity securities of foreign issuers. Up to 20% of the Fund's total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash and cash equivalents.

ONE GROUP DIVERSIFIED EQUITY FUND

One Group Diversified Equity Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Fund invests primarily in common stocks of overlooked or undervalued companies that have the potential for earnings growth over time. The Fund uses a multi-style approach, meaning that it may invest across varied capitalization levels targeting both value and growth oriented companies. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. The Fund normally will invest at least 65% of the value of its total assets in securities with the characteristics described above.

Although the Fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities cash and cash equivalents. This Fund was formerly called The One Group Value Growth Fund.

ONE GROUP SMALL CAP GROWTH FUND

One Group Small Cap Growth Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. The Fund invests primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small capitalization companies. Generally, Banc One Investment Advisors selects a portfolio of companies with a capitalization equivalent to the median market capitalization of the S&P Small-Cap 600 Index,(3) although the Fund may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to the Fund's investment objective. At least 65% of the value of the Fund's total assets normally will be invested in securities with the characteristics described above. Up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents. This Fund was formerly called The One Group Small Capitalization Fund.

ONE GROUP SMALL CAP VALUE FUND

One Group Small Cap Value Fund seeks long-term capital growth by investing primarily in equity securities of companies with small capitalizations. The Fund invests primarily in equity securities of small domestic issuers with market capitalizations of $100 million to $2 billion. In reviewing investment opportunities, Banc One Investment Advisors looks for high quality management, a dominant position in a major product line, significant equity ownership positions by management, a sound financial position, and a relatively high rate of return on invested capital. The Fund also will invest in companies that demonstrate a potential for earnings growth due to management changes, new products, or a changing marketplace. The Fund normally invests at least 65% of its total assets in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of companies described above.

(3) "S&P Small-Cap 600" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

While the Fund invests primarily in securities of U.S. companies, up to 25% of its total assets may be invested in equity securities of foreign issuers. Up to 20% of the Fund's total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash and cash equivalents.

ONE GROUP EQUITY INCOME FUND

One Group Equity Income Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its yield above the S&P 500 Index by investing in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. The fund will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community also may be purchased. The Fund normally invests at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. The Fund also may enter into options and futures transactions. The balance of the Fund's assets will be held in cash equivalents. This Fund was formerly called The One Group Income Equity Fund.

ONE GROUP EQUITY INDEX FUND

One Group Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index. The Fund normally invests in many of the stocks which comprise the S&P 500 Index and secondarily in stock index futures. Cash reserves will not normally exceed 10% of the fund's net assets. The Advisor generally selects stocks for the Fund in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the S&P 500 Index.

ONE GROUP REAL ESTATE FUND

One Group Real Estate Fund seeks to provide current income and long-term growth of capital. The Fund invests in equity securities of companies operating in the real estate industry. "Real estate companies" are companies that earn at least 50% of their revenues from owning, constructing, financing, managing or selling different types of real estate (i.e., commercial, residential or industrial). It also includes companies that have at least 50% of their assets in real estate. These companies include real estate investment trusts or REITs.

                                   APPENDIX B

INVESTMENT PRACTICES

The underlying funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

FUND NAME

                                                                                          FUND CODE

         One Group Prime Money Market Fund                                                    1
         One Group Short-Term Bond Fund                                                       2
         One Group Intermediate Bond Fund                                                     3
         One Group Income Bond Fund                                                           4
         One Group Bond Fund                                                                  5
         One Group High Yield Bond Fund                                                       6
         One Group Government Bond Fund                                                       7
         One Group Ultra Short-Term Bond Fund                                                 8
         One Group Mid Cap Value Fund                                                         9
         One Group International Equity Index Fund                                           10
         One Group Diversified International Fund                                            11
         One Group Large Cap Growth Fund                                                     12
         One Group Large Cap Value Fund                                                      13
         One Group Mid Cap Growth Fund                                                       14
         One Group Diversified Mid Cap Fund                                                  15
         One Group Diversified Equity Fund                                                   16
         One Group Small Cap Growth Fund                                                     17
         One Group Small Cap Value Fund                                                      18
         One Group Equity Income Fund                                                        19
         One Group Equity Index Fund                                                         20
         One Group Real Estate Fund                                                          21

INSTRUMENT                                                                  FUND CODE          RISK TYPE
----------                                                                  ---------          ---------

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and CUBES.             1-21              Market

TREASURY RECEIPTS: TRs, TIGRs, and CATS.                                       1-21              Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies               1-21              Market
and instrumentalities of the U.S Government.  These include Ginnie                               Credit
Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.      1-6, 8-21           Market
                                                                                                 Credit
                                                                                                Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in                   1-6, 8-21          Liquidity
exchange for the deposit of funds.                                                               Credit

COMMON STOCK: Shares of ownership of a company.                              6, 9-21             Market

REPURCHASE AGREEMENTS: The purchase of a security and the                      1-21              Credit
simultaneous commitment to return the security to the seller at an                               Market
agreed upon price on an agreed upon date.  This is treated as a loan.                           Liquidity


INSTRUMENT                                                                    FUND CODE          RISK TYPE
----------                                                                    ---------          ---------

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the                    1-21              Market
simultaneous commitment to buy the security back at an agreed                                     Leverage
upon price on an agreed upon date.  This is treated as a
borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of a Fund's                     1-21              Credit
total assets.  In return the Fund will receive cash, other                                         Market
securities, and/or letters of credit.                                                             Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or                      1-21              Market
contract to purchase securities at a fixed price for delivery                                     Leverage
at a future date.                                                                                 Liquidity
                                                                                                   Credit

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,                   1-6, 8-21           Market
including One Group money market funds and shares of other
money market mutual funds for which Banc One Investment
serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing
in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert                  3-6, 8-21           Market
to common stock.                                                                                   Credit

CALL AND PUT OPTIONS: A call option gives the buyer the right                    3-21            Management
to buy, and obligates the seller of the option to sell, a                                         Liquidity
security at a specified price.  A put option gives the buyer the                                   Credit
right to sell, and obligates the seller of the option to buy, a                                    Market
security at a specified price.  The Funds will sell only covered                                  Leverage
call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing for the future                 2-21            Management
sale and purchase of a specified amount of a specified security,                                   Market
class of securities, or an index at a specified time in the                                        Credit
future and at a specified price.                                                                  Liquidity
                                                                                                  Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment                       2-21             Liquidity
vehicles which invest primarily in income producing real estate                                  Management
or real estate related loans or interest.                                                          Market
                                                                                                 Pre-payment
                                                                                                     Tax
                                                                                                 Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn               1-6, 8, 9, 12-21        Credit
on and accepted by a commercial bank.  Maturities are generally                                   Liquidity
six months or less.                                                                                Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory              1-6, 8, 9, 12-21        Credit
notes issued by corporations and other entities.  Maturities                                      Liquidity
generally vary from a few days to nine months.                                                     Market

FOREIGN SECURITIES: Stocks or debt issued by foreign                          1-6, 8-21            Market
companies, as well as commercial paper of foreign issuers and                                     Political
obligations of foreign banks, overseas branches of U.S. banks                                     Liquidity
and supranational entities.  Includes American Depository Receipts.                                Foreign
                                                                                                 Investment


INSTRUMENT                                                                    FUND CODE          RISK TYPE
----------                                                                    ---------          ---------

RESTRICTED SECURITIES: Securities not registered under the                    1-6, 8-21           Liquidity
Securities Act of 1933, such as privately placed commercial                                        Market
paper and Rule 144A securities.                                                                    Credit

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                      1-9, 11-21           Market
interest rates which are reset daily, weekly, quarterly or                                         Credit
some other period and which may be payable to the Fund on demand.                                 Liquidity

WARRANTS: Securities, typically issued with preferred stock                 1, 4, 6, 10-13,        Market
or bonds, that give the holder the right to buy a proportionate              15, 17-19, 21         Credit
amount of common stock at a specified price.

PREFERRED STOCK: A class of stock that generally pays a                      2-6, 10, 11,          Market
dividend at a specified rate and has preference over common               13, 15, 17-19, 21
stock in the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real               1-8, 15, 18, 21       Pre-payment
estate loans and pools of loans.  These include collateralized                                     Market
mortgage obligations ("CMOs"), Real Estate Investment Conduits                                     Credit
("REMICs"), and Stripped Mortgage-Backed Securities ("SMBS").                                    Regulatory

DEMAND FEATURES: Securities that are subject to puts and standby           1-6, 8, 15, 18          Market
commitments to purchase the securities at a fixed price (usually                                  Liquidity
with accrued interest) within a fixed period of time following                                   Management
demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by company                   1-6, 8, 15, 18, 21      Pre-payment
receivables, home equity loans, truck and auto loans, leases,                                      Market
credit card receivables and other securities backed by other                                       Credit
types of receivable or other assets.                                                             Regulatory

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells                      2-8, 21          Pre-payment
securities for delivery in a current month and simultaneously                                      Market
contracts with the same party to repurchase similar but not                                      Regulatory
identical securities on a specified future date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans in a mortgage                   2-8, 21           Pre-payment
pool which provide for a fixed initial mortgage interest rate                                      Market
for a specified period of time, after which the rate may be                                        Credit
subject to periodic adjustments.                                                                 Regulatory

CORPORATE DEBT SECURITIES: Corporate bonds and non-convertible                3-6, 8, 21           Market
debt securities.                                                                                   Credit

SWAPS, CAPS AND FLOORS: A Fund may enter into these transactions                 2-21              Market
to manage its exposure to changing interest rates and other                                      Management
factors.  Swaps involve an exchange of obligations by two parties.                                 Credit
Caps and floors entitle a purchaser to a principal amount from                                    Liquidity
the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures contracts, and                   3-21            Management
other financial products continue to be developed and the Fund may                                 Credit
invest in such options, contracts and products.                                                    Market
                                                                                                  Liquidity


INSTRUMENT                                                                    FUND CODE          RISK TYPE
----------                                                                    ---------          ---------

STRUCTURED INSTRUMENTS: Debt securities issued by agencies and                   3-8               Market
instrumentalities of the U.S. government, banks, municipalities,                                  Liquidity
corporations and other businesses whose interest and/or                                          Management
principal payments are indexed to foreign currency exchange                                        Credit
rates, interest rates, or one or more other referenced indices.                                    Foreign
                                                                                                 Investment

MUNICIPAL SECURITIES: Securities issued by a state or political                 2-6, 8             Market
subdivision to obtain funds for various public purposes.                                           Credit
Municipal securities include private activity bonds and                                           Political
industrial development bonds, as well as General Obligation Notes,                                   Tax
Tax Anticipation Notes, Bond Anticipation Notes, Revenue                                         Regulatory
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities and single family revenue bonds.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Obligations of supranational              10, 11             Credit
agencies who are chartered to promote economic development and                                      Foreign
are supported by various governments and governmental agencies.                                   Investment

CURRENCY FUTURES AND RELATED OPTIONS: The Fund may engage in                     10, 11           Management
transactions in financial futures and related options, which are                                   Liquidity
generally described above.  The Fund will enter into these                                          Credit
transactions in foreign currencies and for hedging purposes only.                                   Market
                                                                                                   Political
                                                                                                   Leverage
                                                                                                    Foreign
                                                                                                  Investment

FORWARD FOREIGN EXCHANGE TRANSACTIONS: Contractual agreement                     10, 11           Management
to purchase or sell one specified currency for another currency                                    Liquidity
at a specified future date and price.  The Fund will enter                                          Credit
into forward foreign exchange transactions for hedging purposes only.                               Market
                                                                                                   Political
                                                                                                   Leverage
                                                                                                    Foreign
                                                                                                  Investment

ZERO COUPON DEBT SECURITIES: Bonds and other debt that pay no                    2-6, 8             Credit
interest, but are issued at a discount from their value at                                          Market
maturity.  When held to maturity, their entire return equals the                                  Zero Coupon
difference between their issue price and their maturity value.

ZERO-FIXED-COUPON DEBT SECURITIES: Zero-coupon debt securities which             2-6, 8             Credit
convert on a specified date to interest-bearing debt securities.                                    Market
                                                                                                  Zero Coupon

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative multi-class mortgage              3-8             Pre-payment
securities usually structured with two classes of shares that                                       Market
receive different proportions of the interest and principal from                                    Credit
a pool of mortgage backed obligations.  These include IOs and POs.                                Regulatory

INVERSE FLOATING RATE INSTRUMENTS: Leveraged variable rate debt                   3-8               Market
instruments with interest rates that reset in the opposite direction                               Leverage
from the market rate of interest to which the inverse floater                                       Credit
is indexed.


INSTRUMENT                                                                      FUND CODE          RISK TYPE
----------                                                                      ---------          ---------

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in, or                       2-6, 8             Credit
assignments of all or a portion of loans to corporations                                           Political
or to governments of the less developed countries ("LDCs").                                         Foreign
                                                                                                  Investment
                                                                                                    Market
                                                                                                   Liquidity

FIXED RATE MORTGAGE LOANS: Investments in fixed rate mortgage                    2-6, 8             Credit
loans or mortgage pools which bear simple interest at fixed                                       Pre-payment
annual rates and have short to long final maturities.                                             Regulatory
                                                                                                    Market

SHORT-TERM FUNDING AGREEMENTS: Investments in short-term funding                 1-6, 8             Credit
agreements issued by banks and highly rated U.S. insurance                                         Liquidity
companies such as Guaranteed Investment Contracts (GICs) and                                        Market
Bank Investment Contracts (BICs).

INDEX SHARES: Ownership in  unit investment trusts and other                    9, 12-20            Market
pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular index, such as Standard and Poor's Depository
Receipts ("SPDR's") and NASDAQ 100's.


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the underlying funds may fluctuate, as will the value of the Fund's investments in the underlying funds. Ultimately, the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated in vestments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- ZERO COUPON RISK. The risk associated with changes in interest rates. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. This risk is similar to Market Risk, which is described above.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.

ONE GROUP(R) MUTUAL FUNDS




ONE GROUP(R) EQUITY INDEX FUND
NOVEMBER 1, 1999











The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
  One Group Equity Index Fund

MORE ABOUT THE FUND
  Principal Investment Strategies
   Investment Risks
   Investment Policies
   Portfolio Quality
   Temporary Defensive Positions
   Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
   Purchasing Fund Shares
   Sales Charges
   Sales Charge Reductions and Waivers
   Exchanging Fund Shares
   Redeeming Fund Shares

SHAREHOLDER INFORMATION
   Shareholder Information
   Dividend Policies
   Tax Treatment of Shareholders
   Shareholder Inquires

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
  The Advisor
   Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP EQUITY INDEX FUND

WHAT IS THE GOAL OF THE EQUITY INDEX FUND?

The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").1

WHAT ARE THE EQUITY INDEX FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in stocks included in the S&P 500 Index. The Fund may also invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more information about the Equity Index Fund's investment strategies, please read "More About One Group Mutual Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY INDEX FUND?

The main risks of investing in the Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Equity Index Fund will change every day in response to market conditions. You may lose money if you invest in the Equity Index Fund.

               Index Investing. The Fund attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities

               Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or S&P 500 Index stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

               Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE EQUITY INDEX FUND PERFORMED?

By showing the variability of the Equity Index Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown DO NOT reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.


--------
1 "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                           ONE GROUP EQUITY INDEX FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES

                                  [BAR GRAPH]

1992   1993   1994   1995    1996    1997    1998
6.86%  9.37%  0.75%  37.07%  22.59%  33.00%  28.24%

1. For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 12.21%.

BEST QUARTER:  21.26%  4Q 1998; WORST QUARTER:  - 9.96%  3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table DO include applicable sales charges.


----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

----------------------------------------------------------------------------------------------------------
CLASS A                                         1 YEAR               5 YEARS                LIFE
-------                                         ------               -------           (SINCE 2/18/92)
                                                                                        ---------------

                                                15.82%               25.80%                18.94%
One Group Equity Index Fund

S&P 500 Index(1)

-----------------------------------  -------------------------  ------------------  ----------------------
                                                1 YEAR               5 YEARS                LIFE
                                                ------                ------           (SINCE 1/14/94)
CLASS B                                                                                ------------------

                                                16.32%                26.05%               22.40%
One Group Equity Index Fund

S&P 500 Index(1)



-------------------------------------------------------------------------------------------------
                                         1 YEAR                                        LIFE
 CLASS C                                --------                                  (SINCE 11/4/97)
 -------                                                                          ---------------

 One Group Equity Index Fund             20.52%                                        26.33%

 S&P 500 Index(1)
--------------------------------------------------------------------------------------------------

  CLASS I                                1 YEAR               5 YEARS                  LIFE
  -------                                ------               -------             (SINCE 7/2/91)
                                                                                  --------------
 One Group Equity Index Fund             22.50%               27.50%                  20.00%

 S&P 500 Index(1)
--------------------------------------------------------------------------------------------------

-------------------------

1 The S&P 500 Index is a widely recognized, unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

FEES AND EXPENSES OF THE EQUITY INDEX FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your
investment)(1)                                          CLASS A        CLASS B         CLASS C       CLASS I
                                                        -------        -------         -------       -------

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)             5.25%           none           none          none

Maximum Deferred Sales Charge (Load)(as a
percentage of original purchase price of
redemption proceeds, as applicable)                       none(2)         5.00%          1.00%         none

Redemption Fee                                            none            none           none          none

Exchange Fee                                              none            none           none          none


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                   .30%           .30%           .30%         .30%

Distribution [and/or Service] (12b-1) Fees                 .35%          1.00%           1.00%         none

 Other Expenses                                            .26%           .26%           .26%         .26%

Total Annual Fund Operating Expenses                       .91%          1.56%           1.56%         .56%

Fee Waiver and/or Expense Reimbursement(4)                (.26%)         (.16%)          (.16%)       (.16%)

Net Expenses                                               .65%          1.40%           1.40%         .40%

-------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class A shares, 1.40% for Class B shares, 1.40 for Class C shares, and .40% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

------------------------------------------------------------------------------------------------------------------------------------
                   CLASS A                      CLASS B(2)                                  CLASS C                         CLASS I
                   -------                      ----------                                  -------                         -------

                                    Assuming no         Assuming redemption      Assuming no      Assuming redemption at
                                    redemption          at the end               redemption       the end of each period
                                                        of each period
1 Year(1)           $654            $143                $543                     $143             $243                       $41
3 Years             $698            $477                $777                     $477             $477                       $163
5 Years             $845            $835                $1,035                   $835             $835                       $297
10 Years            $1,270          $1,668              $1,668                   $1,843           $1,843                     $686
------------------------------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

       Class A                                        $588
       Class B (no redemption)                        $159
       Class B (with redemption)                      $659
       Class C (no redemption)                        $159
       Class C (with redemption)                      $259
       Class I                                        $ 57




2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

MORE ABOUT THE FUND

The fund described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This Prospectus describes a mutual fund that attempts to track the performance of a specified index. Unlike an actively managed fund, the Equity Index Fund purchases and sells securities based on changes in the applicable index. The principal investment strategies that are used to meet the Fund's investment objective are described in the Fund Summary: Investments, Risk, & Performance and below. There can be no assurance that the Fund will achieve its investment objective. Please note that the Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.



ONE GROUP EQUITY INDEX FUND. The Fund invests in stocks included in the S&P 500 Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation of 0.95% between the performance of the Fund and that of the S&P 500 Index. The Fund may hold up to 10% of its net assets in cash or cash equivalents.

--------------------------------------------------------------------------------

               HOW INDEX INVESTING WORK IN THE EQUITY INDEX FUND?

       - The percentage of stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

       - Banc One Investment Advisors generally picks stock in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

       - The Fund attempts to achieve a correlation between the performance of its Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.

--------------------------------------------------------------------------------

INVESTMENT RISKS.The risks associated with investing in the Equity Index Fund are described below and in the Fund Summary: Investments, Risk, & Performance.

INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the funds were not fully invested in such securities.

SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

For more information about risks associated with the types of investments that the Equity Index Fund purchases, please read the Fund Summary, Appendix A and the Statement of Additional Information.


INVESTMENT POLICIES



--------------------

1 "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

The Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

The Fund may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

4. Invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY. Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to securities. Equity securities, which will make up the bulk of the Fund's investments are not rated by rating organizations. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Fund only purchases securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities.

    RATINGS OF THE EQUITY INDEX FUND'S SECURITIES

       Corporate bonds generally will be rated in one of the three highest investment grade categories. Banc One Investment Advisors reserves the right to invest in corporate bonds that present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds are usually riskier than higher rated bonds.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS To respond to unusual market conditions, the Fund may invest all or most of its assets in CASH AND CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objective. The Fund may temporarily invest only 10% of its total assets in cash and cash equivalents.


--------------------------------------------------------------------------------

                           WHAT IS A CASH EQUIVALENT?

              Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER.

The Fund may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The portfolio turnover rate for the Fund for the fiscal year ended June 30, 1999 is shown on the Financial Highlights. To the extent portfolio turn over results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-      The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders may be cancelled if the Fund's Custodian, State Street Bank and Trust Company does not receive "federal funds" by 4:00 p.m. ET
       (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

-      Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.


One Group Fund Direct IRA and 403(b). One Group offers retirement plans. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

-      Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

       - A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.     Decide how much you want to invest.

       - The minimum initial investment is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

       -      Subsequent investments must be at least $25 per Fund.

       - You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled WHAT KIND OF SHARES CAN I BUY? provides information that can help you choose the appropriate share class.


       -      The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire) payable to "One Group" to:

       State Street Bank and Trust Company
       c/o One Group
       P.O. Box 8528
       Boston, MA 02266-8528

       Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

       If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual and endorsed to One Group Mutual Funds are considered third party checks.

              All checks must be payable to one of the following:

       -      One Group Mutual Funds;

       -      State Street Bank and Trust Company; or

       -      the specific Fund in which you are investing.

                     Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

       - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

       - Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:

                 State Street Bank and Trust Company
                 Attn: Custody & Shareholder Services
                 ABA 011 000 028
                 DDA 99034167
                 FBO One Group Fund (ex: One Group Equity Index Fund--A)
                 Your Account Number (ex: 123456789)
                 Your Account Registration (ex: John Smith & Mary Smith, JTWROS)


       - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

       - You may revoke your right to make purchases over the telephone by sending a letter to:

                 State Street Bank and Trust Company
                 c/o One Group
                 P.O. Box 8528
                 Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25 per Fund. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

       - Select the "Systematic Investment Plan" option on the Account Application Form.

       - Provide the necessary information about the bank account from which your investments will be made.

       - Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

       - One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

       - You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

               State Street Bank and Trust Company
               c/o One Group
               P.O. Box 8528
               Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

       - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

       - You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

       - Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

       - If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                           SALES CHARGE                  SALES CHARGE                     COMMISSION
                                           AS A % OF THE                    AS A %                          AS A %
AMOUNT OF PURCHASES                       OFFERING PRICE              OF YOUR INVESTMENT               OF OFFERING PRICE
-------------------                       --------------              ------------------               -----------------

Less than $50,000                                  5.25%                         5.54%                        4.75%
$50,000-$99,999                                    4.50%                         4.71%                        4.05%
$100,000-$249,999                                  3.50%                         3.63%                        3.05%
$250,000-$499,999                                  2.50%                         2.56%                        2.05%
$500,000-$999,999                                  2.00%                         2.04%                        1.60%
$1,000,000*                                        0.00%                         0.00%                        0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                                      CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                          AMOUNT SUBJECT TO CHARGE
                     --------------------                          ------------------------

                              0-1                                              5.00%
                              1-2                                              4.00%
                              2-3                                              3.00%
                              3-4                                              3.00%
                              4-5                                              2.00%
                              5-6                                              1.00%
                          more than 6                                          0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:





                                                                     CDSC AS A % OF DOLLAR
                YEARS SINCE PURCHASE                               AMOUNT SUBJECT TO CHARGE
                --------------------                               ------------------------

                         0-1                                                   1.00%
                  After first year                                              none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

       - The Fund assumes that all purchases made in a given month were made on the first day of the month.

       - The CDSC is based on the current market value or the original cost of the shares, whichever is less.

       - No CDSC is imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

       - To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

       - If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12B-1 FEES. 12b-1 fees are paid by One Group Mutual Funds to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-      The 12b-1 fees vary by share class as follows:

                     1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

                     2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

                     3.     There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

                            - The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25%, 1.00%, and 1.00% of the average daily net assets of Class A, Class B and Class C shares, respectively.

                            - The One Group Services Company may pay - 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.


WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

       -      One Group.

       -      Bank One Corporation and its subsidiaries and affiliates.

       - The One Group Services Company and its subsidiaries and affiliates.

       - State Street Bank and Trust Company and its subsidiaries and affiliates.

       - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

       - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.     Bought by:

       - Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

       - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

       - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

       - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.      Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. If you withdraw no more than 10% of the value of your account in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age
        70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.



EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

        - Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

        - Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

        - Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

        - Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

        - State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

        - You have provided One Group with all of the information necessary to process the exchange.

        - You have received a current prospectus of the Fund or Funds in which you wish to invest.

        - You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

        - You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

        -       You will pay a sales charge if you bought Class A shares of a
                Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

        - If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

        - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

        - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

        -       You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

        - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

        - Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

        - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

                - Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

        - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

                One Group
                c/o State Street Bank and Trust Company
                P.O. Box 8528
                Boston, MA 02266-8528

        - All requests for redemptions from IRA accounts must be in writing.

        - You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

        - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

                1.      the redemption is for $50,000 worth of shares or less;

                2.      the redemption is payable to the shareholder of record;

                3. the redemption check is mailed to the shareholder at the record address; or

                4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

        1.      a designated commercial bank; or

        2.      your Shareholder Servicing Agent.

        - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

        - Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

        - If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

        - If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

        - Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

        - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

        - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

        - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

        -       REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

        - Select the "Systematic Withdrawal Plan" option on the Account Application Form.

        - Specify the amount you wish to receive and the frequency of the payments.

        -       You may designate a person other than yourself as the payee.

        -       There is no charge for this service.

        -       If you select this option, please keep in mind that:

                1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

                2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 12% of your account value annually, measured from the date you begin participating in the Plan. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 12% annually; withdrawals in excess of that amount will subject the entire annual withdrawal to the applicable sales load.

                3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

                4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

        - Generally all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. this process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

        - If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

        - Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

        -       One Group may suspend your ability to redeem when:

                1. Trading on the New York Stock Exchange ("NYSE") is restricted.

                2. The NYSE is closed (other than weekend and holiday closings).

                3.      The SEC has permitted a suspension.

                4.      An emergency exists.

                The Statement of Additional Information offers more details about this process.

                - You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Equity Index Fund generally declares dividends on the last business day of each quarter. Dividends for the Equity Index Fund are distributed on the first business day of the next month. Capital gains, if any, for the Equity Index Fund are distributed at least annually.

The Equity Index Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111 or visit www.onegroup.com.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates.

                            ANNUAL RATE AS PERCENTAGE
                            OF AVERAGE DAILY NET ASSETS

Equity Index Fund                      .14%



YEAR 2000 READINESS DISCLOSURE


The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign subcustodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements are included in the Statement of Additional Information.

ONE GROUP EQUITY INDEX FUND  Financial Highlights


                                                                              YEAR ENDED JUNE 30,
CLASS I                                    1999              1998                 1997                  1996                  1995
-------                                    ----              ----                 ----                  ----                  ----

NET ASSET VALUE,
    BEGINNING OF PERIOD                                   $  21.80             $  16.66              $  14.03            $  11.59
Investment Activities:
    Net investment income                                     0.33                 0.35                  0.33                0.32
    Net realized and
       unrealized gains
       (losses) from
       investments                                            5.98                 5.27                  3.16                2.59
Total from Investment
    Activities                                                6.31                 5.62                  3.49                2.91
Distributions:
    From net investment income                               (0.32)               (0.33)                (0.33)              (0.29)
    In excess of net
       investment income                                       --                   --                  (0.01)              (0.02)
    From net realized gains                                  (0.63)               (0.15)                (0.52)              (0.16)
Total Distributions                                          (0.95)               (0.48)                (0.86)              (0.47)
NET ASSET VALUE, END
    OF PERIOD                                             $  27.16             $  21.80              $  16.66            $  14.03
Total Return                                                 29.73%               34.30%                25.47%              25.79%
RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end
       of period (000)                                    $671,422             $480,819              $321,058            $234,895
    Ratio of expenses
       to average net assets                                  0.35%                0.30%                 0.30%               0.33%
    Ratio of net investment
       income to average
       net assets                                             1.37%                1.87%                 2.18%               2.57%
    Ratio of expenses to
       average net assets*                                    0.62%                0.61%                 0.59%               0.66%
    Ratio of net investment
       income to average
       net assets*                                            1.10%                1.56%                 1.89%               2.24%
    Portfolio turnover (a)                                    4.32%                5.81%                 9.08%               2.71%

*       During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.




                                                                              YEAR ENDED JUNE 30,
CLASS A                                    1999              1998                 1997                  1996                  1995
-------                                    ----              ----                 ----                  ----                  ----

NET ASSET VALUE,
    BEGINNING OF PERIOD                                   $  21.81             $  16.67             $   14.02            $  11.59
Investment Activities:
    Net investment income                                     0.26                 0.29                  0.27                0.29
    Net realized and
       unrealized gains (losses)
       from investments                                       5.97                 5.28                  3.18                2.58
Total from Investment
    Activities                                                6.23                 5.57                  3.45                2.87
Distributions:
    From net investment income                               (0.26)               (0.28)                (0.27)              (0.28)
    In excess of net
       investment income                                       --                   --                  (0.01)                --
    From net realized gains                                  (0.63)               (0.15)                (0.52)              (0.16)
Total Distributions                                          (0.89)               (0.43)                (0.80)              (0.44)
NET ASSET VALUE, END
    OF PERIOD                                            $   27.15            $   21.81            $    16.67            $  14.02
Total Return (Excludes
    Sales Charge)                                            29.33%               33.94%                25.16%              25.43%
RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end
       of period (000)                                  $  218,518             $  98,338           $   32,186            $  3,003
    Ratio of expenses
       to average net assets                                  0.60%                0.55%                 0.55%               0.56%
    Ratio of net investment
       income to average
       net assets                                             1.11%                1.59%                 1.93%               2.38%
    Ratio of expenses to
       average net assets*                                    0.96%                0.95%                 0.94%               1.01%
    Ratio of net investment
       income to average
       net assets*                                            0.75%                1.19%                 1.54%               1.94%
    Portfolio turnover (a)                                    4.32%                5.81%                 9.08%               2.71%


*       During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


ONE GROUP EQUITY INDEX FUND     Financial Highlights

                                                                                    YEAR ENDED JUNE 30,
CLASS B                                  1999              1998                 1997                   1996              1995
-------                                  ----              ----                 ----                   ----              ----

NET ASSET VALUE,
     BEGINNING OF PERIOD                                $  21.80            $   16.68              $   14.05         $   11.61
Investment Activities:
     Net investment income                                  0.10                 0.16                   0.16              0.18
     Net realized and
          unrealized gains
          (losses) from
          investments                                       5.97                 5.27                   3.16              2.61
Total from Investment
     Activities                                             6.07                 5.43                   3.32              2.79
Distributions:
     From net investment
          income                                           (0.11)               (0.16)                 (0.16)            (0.19)
     In excess of net
          investment income                                  --                   --                   (0.01)              --
     From net realized gains                               (0.63)               (0.15)                 (0.52)            (0.16)
Total Distributions                                        (0.74)               (0.31)                 (0.69)            (0.35)
NET ASSET VALUE,
     END OF PERIOD                                     $   27.13            $   21.80               $  16.68          $  14.05
Total Return (Excludes
     Sales Charge)                                         28.47%               32.93%                 24.05%            24.58%
RATIOS/SUPPLEMENTARY DATA:
     Net Assets at
          end of period
          (000)                                        $ 351,624            $ 168,699               $ 38,538          $  1,408
     Ratio of expenses
          to average net assets                             1.35%                1.30%                  1.30%             1.34%
     Ratio of net investment
          income to average
          net assets                                        0.36%                0.83%                  1.18%             1.60%
     Ratio of expenses
          to average net assets*                            1.61%                1.61%                  1.59%             1.67%
     Ratio of net investment
          income to average
          net assets*                                       0.10%                0.52%                  0.89%             1.27%
     Portfolio turnover (a)                                 4.32%                5.81%                  9.08%             2.71%

        *       During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


ONE GROUP EQUITY INDEX FUND     Financial Highlights

                                                                                                       NOVEMBER 4,
                                                                                                        1997 TO
                                                                                                       JUNE 30,
CLASS C                                                                      1999                       1998(a)
-------                                                                      ----                       -------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                    $ 22.60
Investment Activities:
     Net investment income                                                                                 0.07
     Net realized and unrealized gains
          (losses) from investments                                                                        4.67
Total from Investment Activities                                                                           4.74
Distributions:
     From net investment income                                                                           (0.08)
     From net realized gains                                                                              (0.12)
Total Distributions                                                                                       (0.20)
NET ASSET VALUE, END OF PERIOD                                                                          $ 27.14

Total Return (Excludes Sales Charge)                                                                      21.07%(b)
RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)                                                                  $ 3,214
     Ratio of expenses to average net assets                                                               1.35%(c)
     Ratio of net investment income to average net assets                                                  0.27%(c)
     Ratio of expenses to average net assets*                                                              1.60%(c)
     Ratio of net investment income to average net assets*                                                 0.02%(c)
     Portfolio turnover (d)                                                                                4.32%

        *       During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                   APPENDIX A


INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.
Following the table is a more complete discussion of risk.


INSTRUMENT                                                             RISK TYPE
----------                                                             ---------

U.S. TREASURY OBLIGATIONS: Bills, notes,                                  Market
bonds, STRIPS, and CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                                  Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities                             Market
issued by agencies and instrumentalities of                               Credit
the U.S. Government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments                           Market
with a stated maturity.                                                   Credit
                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by                         Liquidity
a bank in exchange for the deposit of funds.                              Credit
                                                                          Market

COMMON STOCK: Shares of ownership of a company.                           Market

REPURCHASE AGREEMENTS: The purchase of a security                         Credit
and the simultaneous commitment to return the                             Market
security to the seller at an agreed upon price                           Liquidity
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                     Market
and the simultaneous commitment to buy the security                      Leverage
back at an agreed upon price on an agreed upon
date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3%                          Credit
of the Fund's total assets. In return the Fund                            Market
will receive cash, other securities, and/or                              Leverage
letters of credit as collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                           Market
Purchase or contract to purchase securities                              Leverage
at a fixed price for delivery at a future date.                          Liquidity
                                                                          Credit


INSTRUMENT                                                              RISK TYPE
----------                                                              ---------

INVESTMENT COMPANY SECURITIES: Shares of other                            Market
mutual funds, including One Group money market
funds and shares of other money market funds
for which Banc One Investment Advisors serves as
investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when
investing in funds for which it serves as
investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock                          Market
that convert to common stock.                                             Credit


CALL AND PUT OPTIONS: A call option gives the buyer                     Management
the right to buy, and obligates the seller of the                        Liquidity
option to sell, a security at a specified price. A                        Credit
put option gives the buyer the right to sell, and                         Market
obligates the seller of the option to buy, a security                    Leverage
at a specified price. The Funds will sell only
covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing                       Management
for the future sale and purchase of a specified                           Market
amount of a specified security, class of securities,                      Credit
or an index at a specified time in the future and                        Liquidity
at a specified price.                                                    Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled                          Liquidity
investment vehicles which invest primarily in                           Management
income producing real estate or real estate                               Market
related loans or interest.                                              Regulatory
                                                                            Tax
                                                                        Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time                           Credit
drafts drawn on and accepted by a commercial bank.                       Liquidity
Maturities are generally six months or less.                              Market

COMMERCIAL PAPER: Secured and unsecured short-term                        Credit
promissory notes issued by corporations and other                        Liquidity
entities. Maturities generally vary from a few                            Market
days to nine months.


RESTRICTED SECURITIES: Securities not registered                         Liquidity
under the Securities Act of 1933, such as privately                       Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                       Credit
with interest rates which are reset daily, weekly,                       Liquidity
quarterly or some other period and which may be                           Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                               Market
preferred stock or bonds, that give the holder                            Credit
the right to buy a proportionate amount of
common stock at a specified price.

PREFERRED STOCK: A class of stock that                                    Market
generally pays a dividend at a specified rate
and has preference over common stock in
the payment of dividends and in liquidation.



INSTRUMENT                                                              RISK TYPE
----------                                                              ---------

SWAPS, CAPS AND FLOORS: A Fund may enter into                           Management
these transactions to manage its exposure to                              Credit
changing interest rates and other factors. Swaps                         Liquidity
involve an exchange of obligations by two                                 Market
parties. Caps and floors entitle a purchaser
to a principal amount from the seller of the
cap or floor to the extent that a specified
index exceeds or falls below a predetermined
interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures                         Management
contracts and other financial products continue                           Credit
to be developed and the Funds may invest in such                          Market
options, contracts and products.                                         Liquidity


STRUCTURED INSTRUMENTS: Debt securities issued                            Market
by agencies and instrumentalities of the U.S.                            Liquidity
government, banks, municipalities, corporations                         Management
and other businesses whose interest and/or                                Credit
principal payments are indexed to foreign                           Foreign Investment
currency exchange rates, interest rates, or
one or more other referenced indices.

STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRs"):                          Market
Ownership interests in unit investment trusts and
other pooled investment vehicles that hold a portfolio
of securities or stocks designed to track the price
and dividend yield of the S&P 500.


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

        - Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

        - Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- Pre-Payment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

If you want more information about the Fund, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 by writing the Fund at:

               One Group(R) Mutual Funds
               3435 Stelzer Road
               Columbus, Ohio 43219

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



 (Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS




INDEX FUND PROSPECTUS              ONE GROUP(R) EQUITY INDEX FUND
NOVEMBER 1, 1999                   ONE GROUP(R) MARKET EXPANSION INDEX FUND
                                   ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND























The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete.
Anyone who tells you otherwise is
committing a crime.





For use by Wingspan Investment Services, Inc.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

   One Group Equity Index Fund
   One Group Market Expansion Index Fund
   One Group International Equity Index Fund

MORE ABOUT THE FUNDS
  Principal Investment Strategies
   Investment Risks
   Investment Policies
   Portfolio Quality
   Temporary Defensive Positions
   Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
   Purchasing Fund Shares
   Exchanging Fund Shares
   Redeeming Fund Shares

SHAREHOLDER INFORMATION
   Shareholder Information
   Dividend Policies
   Tax Treatment of Shareholders
   Shareholder Inquires

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
   The Advisor
   Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP EQUITY INDEX FUND

WHAT IS THE GOAL OF THE EQUITY INDEX FUND?

The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(1)

WHAT ARE THE EQUITY INDEX FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in stocks included in the S&P 500 Index. The Fund may also invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 Index without taking into account the Fund's expenses. For more information about the Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY INDEX FUND?

The main risks of investing in the Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Equity Index Fund will change every day in response to market conditions. You may lose money if you invest in the Equity Index Fund.

               Index Investing. The Fund attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities

               Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or S&P 500 Index stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

               Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE EQUITY INDEX FUND PERFORMED?

By showing the variability of the Equity Index Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE EQUITY INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


--------
(1) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

                           ONE GROUP EQUITY INDEX FUND

Total Return (per calendar year)(1)

CLASS I SHARES



      1992         1993             1994            1995            1996             1997            1998

      6.86%        9.37%            0.75%          37.07%          22.59%           33.00%          28.24%



(1)  For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 12.21%.


BEST QUARTER:  21.26%  4Q 1998; WORST QUARTER:  - 9.96%  3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.



------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------

 CLASS I                                   1 YEAR                          5 YEARS                          LIFE
 -------                                   ------                          -------                     (SINCE 7/2/91)
                                                                                                       --------------

One Group Equity Index Fund                22.50%                          27.50%                          20.00%

S&P 500 Index(1)
-----------------------------  --------------------------------  ------------------------------  ------------------------------

(1) The S&P 500 Index is a widely recognized, unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services.

FEES AND EXPENSES OF THE EQUITY INDEX FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


----------------------------------------------------------------------------------  ---------------------------
SHAREHOLDER FEES (fees paid directly from your investment)(1)                                  CLASS I

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                                                   none

Maximum Deferred Sales Charge (Load)(as a
percentage of original purchase price of
redemption proceeds, as applicable)                                                             none

Redemption Fee                                                                                  none

Exchange Fee                                                                                    none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)
Investment Advisory Fees                                                                        .30%

Distribution [and/or Service] (12b-1) Fees                                                      none

 Other Expenses                                                                                 .26%

Total Annual Fund Operating Expenses                                                            .56%

Fee Waiver and/or Expense Reimbursement(3)                                                     (.16%)

Net Expenses                                                                                    .40%

----------------------------------------------------------------------------------  ---------------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .40% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


---------------------------  -------------------------
CLASS I SHARES

1 Year(1)                    $41
3 Years                      $163
5 Years                      $297
10 Years                     $686
---------------------------  -------------------------

(1) Without contractual fee waivers, 1 Year expenses for Class I Shares would be $57.

ONE GROUP MARKET EXPANSION INDEX FUND

WHAT IS THE GOAL OF THE MARKET EXPANSION INDEX FUND?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small and mid capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's Small Cap 600 Index ("S&P Small Cap 600") and the Standard & Poor's Mid Cap 400 Index ("S&P Mid Cap 400").(1)

WHAT ARE THE MARKET EXPANSION INDEX FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a representative sampling of stocks of medium-sized and small U.S. companies that are included in the S&P Small Cap 600 and S&P Mid Cap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. (Not all of the stocks in the indices are included in the Fund). The Fund uses a sampling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the combined indices. The Fund seeks to achieve a correlation between its portfolio and that of the indices of at least 0.95, without taking into account expenses. For more information about the Market Expansion Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MARKET EXPANSION INDEX FUND?

The main risks of investing in the Market Expansion Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Market Expansion Index Fund and its yield will change every day in response to economic and other market conditions. You may lose money if you invest in the Market Expansion Index Fund.

               Index Investing. The Fund attempts to track the performance of the S&P Small Cap 600 Index and the S&P Mid Cap 400 Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

               Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or small cap and mid cap stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

               Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.


--------
(1) "S&P Small Cap 600" and "S&P Mid Cap 400" are registered service marks of Standard & Poor's corporation, which does not sponsor and is in no way affiliated with the Fund.

               Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

This Section would normally include a bar chart and average annual total return table. The Market Expansion Index Fund began operations on July 31, 1998 and did not have a full calendar year of investment returns as of the date of this prospectus.

FEES AND EXPENSES OF THE MARKET EXPANSION INDEX FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


----------------------------------------------------------------------------------  ---------------------------
SHAREHOLDER FEES (fees paid directly from your investment)(1)                                CLASS I

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                                                  none

Maximum Deferred Sales Charge (Load)(as a
percentage of original purchase price of
redemption proceeds, as applicable)                                                            none

Redemption Fee                                                                                 none

Exchange Fee                                                                                   none


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)
Investment Advisory Fees                                                                        .35%

Distribution [and/or Service] (12b-1) Fees                                                      none

 Other Expenses                                                                                 .73%


Total Annual Fund Operating Expenses                                                            1.08%

Fee Waiver and/or Expense Reimbursement(3)                                                      (.51%)

Net Expenses                                                                                    .57%
---------------------------------------------------------------------------------------------------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .57% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


---------------------------  -------------------------
CLASS I

1 Year(1)                            $58
3 Years                              $293
5 Years                              $546
10 Years                             $1,271
---------------------------  -------------------------

(1) Without contractual fee waivers, 1 Year expenses for Class I Shares would be $110.

ONE GROUP INTERNATIONAL EQUITY INDEX FUND

WHAT IS THE GOAL OF THE INTERNATIONAL EQUITY INDEX FUND?

The Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index.(1)

WHAT ARE THE INTERNATIONAL EQUITY INDEX FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests mainly in foreign stocks included in the MSCI EAFE GDP Index. The Fund may also invest in stock index futures. Banc One Investment Advisors attempts to track the performance of the MSCI EAFE GDP Index to achieve a correlation of 0.90 between the performance of the Fund and that of the MSCI EAFE GDP Index, without taking into account the Fund's expenses. As part of its investment strategy, the Fund may invest in securities of emerging international markets such as Mexico, Chile and Brazil. The Sub-Advisor selects securities of emerging markets that are included in the Morgan Stanley Emerging Market Free Index based on size, risk and the ease of investing in the country's market (e.g., reasonable settlement procedures). Most of the Fund's assets will be denominated in foreign currencies. For more information about the International Equity Index Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL EQUITY INDEX FUND?

The main risks of investing in the International Equity Index Fund and the circumstances likely to adversely affect your investment are described below. The share price of the International Equity Index Fund will change every day in response to market conditions. You may lose money if you invest in the International Equity Index Fund.

               Index Investing. The Fund attempts to track the performance of the MSCI EAFE GDP Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

               Foreign Securities. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

               Emerging Market Risk. The Fund may invest up to 10% of its net assets in securities of emerging international markets. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

               Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or stocks comprising the MSCI EAFE GDP Index in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

----------------------

1 Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index. MSCI EAFE GDP Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

               Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


HOW HAS THE INTERNATIONAL EQUITY INDEX FUND PERFORMED?

By showing the variability of the International Equity Index Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE INTERNATIONAL EQUITY INDEX FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


                    ONE GROUP INTERNATIONAL EQUITY INDEX FUND



Total Return (per calendar year)(1)

CLASS I SHARES

      1993             1994            1995            1996             1997            1998
      ----             ----            ----            ----             ----            ----

     29.60%            3.90%          10.20%           6.61%            5.68%          21.57%


(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 8.00%.

BEST QUARTER:  20.46%  4Q 1998; WORST QUARTER:  -14.47%  3Q 1998

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


--------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH JUNE 30, 1999)

----------------------------------------------------  --------------------  --------------------  ------------------------------

CLASS I                                                    1 YEAR                5 YEARS                      LIFE
-------                                                    ------                -------                (SINCE 10/28/92)
                                                                                                        ----------------

One Group International Equity Index Fund                  11.27%                10.12%                       12.61%

Morgan Stanley EAFE/ GDP Index(1)


--------------------------------------------------------------------------------

--------
1 The Morgan Stanley Capital International EAFE/ GDP Index is an unmanaged index generally representative of the performance of international stock markets. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the Fund reflects the deduction of these value-added services.

FEES AND EXPENSES OF THE INTERNATIONAL EQUITY INDEX FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


----------------------------------------------------------------------------------  ---------------------------
SHAREHOLDER FEES (fees paid directly from your investment)(1)                                  CLASS I

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                                                  none

Maximum Deferred Sales Charge (Load)(as a
percentage of original purchase price of
redemption proceeds, as applicable)                                                            none

Redemption Fee                                                                                 none

Exchange Fee                                                                                   none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)
Investment Advisory Fees                                                                       .55%

Distribution [and/or Service] (12b-1) Fees                                                     none

 Other Expenses                                                                                .40%


Total Annual Fund Operating Expenses                                                           .95%
----------------------------------------------------------------------------------  ---------------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Expense Information has been restated to reflect current fees.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


---------------------------  -------------------------
CLASS I

1 Year                       $97
3 Years                      $303
5 Years                      $525
10 Years                     $1,166
---------------------------  -------------------------

MORE ABOUT THE FUNDS

Each of the three funds described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. The Funds also offer Class A, Class B, and Class C shares through a separate prospectus. For more information on these share classes, please contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This Prospectus describes three mutual funds that attempt to track the performance of a specified index or indices. Unlike an actively managed fund, these Funds purchase and sell securities based on changes in the applicable index or indices. The principal investment strategies that are used to meet each Fund's investment objective are described in the Fund Summaries: Investments, Risk, & Performance. They are also described below. There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.



         ONE GROUP EQUITY INDEX FUND. The Fund invests in stocks included in the S&P 500 Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation of 0.95% between the performance of the Fund and that of the S&P 500 Index. The Fund may hold up to 10% of its net assets in cash or cash equivalents.

          ----------------------------------------------------------------------
               HOW DOES INDEX INVESTING WORK IN THE EQUITY INDEX FUND?

          - The percentage of stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

          - Banc One Investment Advisors generally picks stock in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

          - The Fund attempts to achieve a correlation between the performance of its Fund and that of the S&P 500 Index of at least 0.95, without taking into account Fund expenses. Perfect correlation would be 1.00.
          ----------------------------------------------------------------------


         ONE GROUP MARKET EXPANSION INDEX FUND. The Fund invests in stocks included in the S&P Small Cap 600 Index and S&P Mid Cap 400 Index.

          - The Fund may also invest up to 25% of its total assets in foreign securities through Depository Receipts.

          - Up to 5% of the Fund's total assets may be held in cash and cash equivalents.

          - Up to 5% of the Fund's total assets may be invested in futures contracts and related options.

          ONE GROUP INTERNATIONAL EQUITY INDEX FUND. The Fund invests in stocks included in the MSCI EAFE GDP Index. (The Fund also invests in stock index futures.) Banc One Investment Advisors seeks to achieve a correlation between the performance of the Fund and that of the MSCI EAFE GDP Index of at least 0.90, without taking into account expenses. Perfect correlation would be 1.00.

          - At least 65% of the Fund's total assets will be invested in foreign equity securities, consisting of common stocks (including American Depository Receipts) and preferred stocks, securities convertible to common stock (provided they are traded on an exchange or over-the-counter), warrants and receipts.

          - No more than 10% of the Fund's assets will be held in cash or cash equivalents.

          - Up to 10% of the Fund's net assets may be invested in securities of emerging international markets such as Mexico, Chile and Brazil included in the Morgan Stanley Market Free Index. These investments may made directly or through local exchanges, through publicly traded closed-end country funds, or through "passive foreign investment companies."

          - Up to 20% of the Fund's total assets may be invested in debt securities issued or guaranteed by foreign governments or any of their political subdivisions agencies, or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

          - A substantial portion of the Fund's assets will be denominated in foreign currencies.

INVESTMENT RISKS. The risks associated with investing in the Index Funds are described below and in Fund Summaries: Investments, Risk, & Performance at the front of this prospectus.

DERIVATIVES. The Funds may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


          ---------------------------------------------------------------------
                                 WHAT IS A DERIVATIVE?

          Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities
          ---------------------------------------------------------------------

SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FOREIGN SECURITIES: Investments in foreign securities involve risks different from investments in U.S. securities. Because of these risk factors, the share price of the International Equity Index Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.


               Europe. Europe includes countries with highly developed markets as well as countries with emerging markets. Many developed countries in Western Europe are members of the European Union and the EMU which requires compliance with stringent fiscal and monetary controls. The markets of Eastern European countries continue to remain relatively undeveloped and are sensitive to political and economic developments.

               Asia. Asia includes countries in all stages of economic development from the highly developed market economy of Japan to the emerging market economy of the People's Republic of China. Generally, Asian economies face over-extension of credit, currency devaluation, rising unemployment, decreased exports, and economic recessions. Currency devaluation in any one country may have a negative affect on the entire region. Recently, the markets in each Asian country suffered significant downturns and volatility. Although the Asian market appears to be recovering, continued volatility may persist.

               Latin America. Latin America countries are considered to be emerging market economies that are marked by high interest rates, inflation, and unemployment. Currency devaluation in any one country may have an adverse affect on the entire region. Recently, the markets in many Latin American countries have experienced significant downturns as well as significant volatility. Although the Latin American market appears to be recovering, continued volatility may persist. A small number of companies and industries, including the telecommunications sector, represent a large portion of the market in many Latin America countries.

For more information about risks associated with the types of investments that the Equity Funds purchase, please read Fund Summaries: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.


INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

One Group Equity Index Fund may not:

1. Invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY. Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to securities. Equity securities, which will make up the bulk of the Funds' investments, are not rated by rating organizations. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities.

    RATINGS OF THE INDEX FUNDS' SECURITIES

               Short-term corporate obligations, such as commercial paper, notes and variable rate demand obligations, must be rated in one of the two highest investment grade categories at the time of investment.

               Corporate bonds generally will be rated in one of the three highest investment grade categories. Banc One Investment Advisors reserves the right to invest in corporate bonds that present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS To respond to unusual market conditions, the Funds may invest up to 10% of their total assets in cash and CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives.


              ------------------------------------------------------------------
                               WHAT IS A CASH EQUIVALENT?

              Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.
              ------------------------------------------------------------------

PORTFOLIO TURNOVER.

The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1999 is shown on the Financial Highlights. To the extent portfolio turn over results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from Wingspan Investment Services, Inc., a Shareholder Servicing Agent. Your shares will be held for you by Wingspan Investment Services, Inc.

WHEN CAN I BUY SHARES?

You may purchase Fund shares on any day that the Funds are open for business. As your Shareholder Servicing Agent, Wingspan Investment Services, Inc. is responsible for sending your purchase order to the Funds. While the following information describes the Funds' purchase requirements, Wingspan Investment Services, Inc. may have an earlier cut-off time for purchase orders.

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders for Class I shares may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET on the business day after the order is placed.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.


HOW MUCH DO SHARES COST?

-      Shares are sold at net asset value ("NAV").

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.     Decide how much you want to invest.

       - The minimum initial investment is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

       -      Subsequent investments must be at least $25 per Fund.

       -      The One Group Services Company may waive these minimums.

3.     Execute a purchase order through your Wingspan Investment Account.

4. Send a personal check (unless you choose to pay by wire or bank transfer) payable to "Wingspan Investment Services, Inc." to:

       Wingspan Investment Services, Inc.
       300 S. Riverside Plaza, Suite 0860
       Chicago, IL 60670

       If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. Wingspan Investment Services will accept third party checks only if accompanied by an AMA deposit slip. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check.

6. If you have any questions, contact Wingspan Investment Services at 1-800-977-WING.


CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Wingspan Investment Account Application Form and then:

- Contact Wingspan Investment Services, Inc. at 1-800-977-WING to relay your purchase instructions.

- Authorize a bank transfer or initiate a wire transfer to the following wire address:

       Chase Manhattan Bank
       ABA 021000021
       DLJ Pershing Division
       Account 930-1-032992
       For further credit to:
       Your Name
       Your Wingspan Investment Account Number (ex: 123456789)

- You may revoke your right to make purchases over the telephone by sending a letter to:

       Wingspan Investment Services
       300 S. Riverside Plaza, Suite 0860
       Chicago, IL 60670


CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Wingspan Investment Account is established, you may purchase additional Class I shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund, but minimum automatic additions are only $25 per Fund. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on your Wingspan Investment Account Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

- One Group currently does not charge for this service, but may impose a charge in the future.

- You may revoke your right to make systematic investments by calling Wingspan Investment Services, Inc. at 1-800-977-WING or by sending a letter to:

       Wingspan Investment Services, Inc.
       300 S. Riverside Plaza, Suite 0860
       Chicago, IL 60670

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To learn more about it, please call Wingspan Investment Services at 1-800-977-WING.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

-      State Street Bank and Trust Company receives the request by 4:00 p.m.,
       ET.

-      One Group has all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

-      You have contacted Wingspan Investment Services, Inc..

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

-      You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business. Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

- As your Shareholder Servicing Agent, Wingspan Investment Services, Inc. is responsible for sending your redemption order to the Funds. Wingspan Investment Services may have a different cut-off time than do the Funds.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Wingspan Investment Account Form, you must send a written redemption request to Wingspan Investment Services, Inc. at the following address:

       Wingspan Investment Services, Inc.
       300 S. Riverside Plaza, Suite 0860
       Chicago, IL 60670

-      All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling Wingspan Investment Services, Inc. at 1-800-977-WING.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

       1.     a designated commercial bank; or

       2.     Wingspan Investment Services, Inc..

- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Wingspan Investment Account Form.

- Call Wingspan Investment Services, Inc. at 1-800-977-WING to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Wingspan Investment Account Form.

-      REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on your Wingspan Investment Account Form.

-      Specify the amount you wish to receive and the frequency of the payments.

-      You may designate a person other than yourself as the payee.

-      There is no charge for this service.

-      If you select this option, please keep in mind that:

       1. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

       2. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

-      One Group may suspend your ability to redeem when:

       1.     Trading on the New York Stock Exchange ("NYSE") is restricted.

       2.     The NYSE is closed (other than weekend and holiday closings).

       3.     The SEC has permitted a suspension.

       4.     An emergency exists.

       The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.


SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

Except for the International Equity Index Fund, the Funds declare dividends on the last business day of each quarter. The International Equity Index Fund declares dividends on the last business day of each year. Dividends for the Funds are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call Wingspan Investment Sercices, Inc. at 1-800-977-WING to make this change.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write Wingspan Investment Services, Inc. at 300 S. Riverside Plaza, Suite 0860, Chicago, IL 60670 or 1-800-977-WING.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rates:


                                                     ANNUAL RATE AS PERCENTAGE
FUND                                                 OF AVERAGE DAILY NET ASSETS
----                                                 ---------------------------

One Group International Equity Index Fund(1)                     .55%
One Group Equity Index Fund                                      .14%

1. Includes fees paid by Banc One Investment Advisors to Independence International, the former sub-advisor to the International Equity Index Fund.

The Market Expansion Index Fund began operations on July 31, 1998 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, of __% of the average daily net assets of the Market Expansion Index Fund.



YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign subcustodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements are included in the Statement of Additional Information.

ONE GROUP EQUITY INDEX FUND  Financial Highlights


                                                                               YEAR ENDED JUNE 30,
CLASS I                                            1999          1998              1997                  1996               1995
-------                                            ----          ----              ----                  ----               ----
NET ASSET VALUE,
    BEGINNING OF PERIOD                                       $  21.80          $  16.66              $  14.03           $  11.59
Investment Activities:
    Net investment income                                         0.33              0.35                  0.33               0.32
    Net realized and
       unrealized gains
       (losses) from
       investments                                                5.98              5.27                  3.16               2.59
Total from Investment
    Activities                                                    6.31              5.62                  3.49               2.91
Distributions:
    From net investment income                                   (0.32)            (0.33)                (0.33)             (0.29)
    In excess of net
       investment income                                           --                --                  (0.01)             (0.02)
    From net realized gains                                      (0.63)            (0.15)                (0.52)             (0.16)
Total Distributions                                              (0.95)            (0.48)                (0.86)             (0.47)
NET ASSET VALUE, END
    OF PERIOD                                                 $  27.16          $  21.80              $  16.66           $  14.03
Total Return                                                     29.73%            34.30%                25.47%             25.79%
RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end
       of period (000)                                        $671,422          $480,819              $321,058           $234,895
    Ratio of expenses
       to average net assets                                      0.35%             0.30%                 0.30%              0.33%
    Ratio of net investment
       income to average
       net assets                                                 1.37%             1.87%                 2.18%              2.57%
    Ratio of expenses to
       average net assets*                                        0.62%             0.61%                 0.59%              0.66%
    Ratio of net investment
       income to average
       net assets*                                                1.10%             1.56%                 1.89%              2.24%
    Portfolio turnover (a)                                        4.32%             5.81%                 9.08%              2.71%

*      During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.




 ONE GROUP MARKET INDEX EXPANSION FUND  Financial Highlights

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
CLASS I                                                              1999                             1998(a)
-------                                                              ----                             -------
1
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $ 10.00
Investment Activities:
     Net investment income                                                                               0.03
     Net realized and unrealized gains (losses)
          from investments and futures                                                                   0.93
Total from Investment Activities                                                                         0.96
Distributions:
     Net investment income                                                                              (0.03)
     In excess of net investment income                                                                   --
     From net realized gain                                                                             (0.41)
     In excess of net realized gain                                                                       --
Total Distributions                                                                                     (0.44)
NET ASSET VALUE, END OF PERIOD                                                                        $ 10.52
Total Return                                                                                             9.91%(b)
RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)                                                                $27,483
     Ratio of expenses to average net assets                                                             0.56%(c)
     Ratio of net investment income to average net assets                                                0.75%(c)
     Ratio of expenses to average net assets*                                                            1.12%(c)
     Portfolio turnover                                                                                 20.18%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 31, 1998 (commencement of operations) through December 31, 1998. (b) Not Annualized. (c) Annualized.


                                                                                                                       PERIOD ENDED
ONE GROUP INTERNATIONAL EQUITY INDEX FUND  Financial Highlights


                                                                                                         YEAR ENDED JUNE 30,
CLASS I                                     1999            1998              1997                 1996                   1995
-------                                     ----            ----              ----                 ----                   ----

NET ASSET VALUE,
  BEGINNING OF PERIOD                                   $  16.89          $   15.17            $   13.93              $   13.46
Investment Activities:
    Net investment income                                   0.21               0.15                 0.11                   0.13
    Net realized and
        unrealized gains
        from investments                                    1.32               2.02                 1.43                   0.46
Total from Investment
    Activities                                              1.53               2.17                 1.54                   0.59
Distributions:
    From net investment income                             (0.02)             (0.17)               (0.16)                 (0.08)
    In excess of net
        investment income                                    --               (0.13)               (0.02)                   --
    From net realized gains                                (0.43)             (0.15)               (0.12)                 (0.04)
    In excess of net
        realized gains                                       --                 --                   --                     --
Total Distributions                                        (0.45)             (0.45)               (0.30)                 (0.12)
NET ASSET VALUE,
    END OF PERIOD                                       $  17.97          $   16.89            $   15.17              $   13.93
Total Return                                                9.54%             14.64%               11.22%                  4.20%
RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end
        of period (000)                                 $586,741          $ 449,949            $ 347,790              $ 218,299
    Ratio of expenses
        to average net assets                               0.88%              0.86%                0.97%                  1.04%
    Ratio of net investment
        income to average
        net assets                                          1.29%              1.00%                1.04%                  1.25%
    Ratio of expenses to
        average net assets*                                 0.88%              0.86%                1.00%                  1.04%
    Ratio of net investment
        income to average
        net assets*                                         1.29%              1.00%                1.01%                  1.25%
    Portfolio turnover(a)                                   9.90%              9.61%                6.28%                  4.67%

*      During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                   APPENDIX A
                                   ----------


INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.
Following the table is a more complete discussion of risk.

FUND NAME                                                                           FUND CODE
---------                                                                           ---------

ONE GROUP EQUITY INDEX FUND                                                              1
ONE GROUP MARKET EXPANSION  INDEX FUND                                                   2
ONE GROUP INTERNATIONAL EQUITY INDEX FUND                                                3

INSTRUMENT                                                                          FUND CODE                   RISK TYPE
----------                                                                          ---------                   ---------

U.S. TREASURY OBLIGATIONS: Bills, notes,                                               1-3                        Market
bonds, STRIPS, and CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                                               1-3                        Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities                                          1-3                        Market
issued by agencies and instrumentalities of                                                                       Credit
the U.S. Government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments                                        1-3                        Market
with a stated maturity.                                                                                           Credit
                                                                                                                 Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by                                       1-3                       Liquidity
a bank in exchange for the deposit of funds.                                                                      Credit
                                                                                                                  Market

COMMON STOCK: Shares of ownership of a company.                                        1-3                        Market

REPURCHASE AGREEMENTS: The purchase of a security                                      1-3                        Credit
and the simultaneous commitment to return the                                                                     Market
security to the seller at an agreed upon price                                                                   Liquidity
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                                  1-3                        Market
and the simultaneous commitment to buy the security                                                              Leverage
back at an agreed upon price on an agreed upon
date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3%                                       1-3                        Credit
of the Fund's total assets. In return the Fund                                                                    Market
will receive cash, other securities, and/or                                                                      Leverage
letters of credit as collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                        1-3                        Market
Purchase or contract to purchase securities                                                                      Leverage
at a fixed price for delivery at a future date.                                                                  Liquidity
                                                                                                                  Credit



INSTRUMENT                                                                          FUND CODE                    RISK TYPE
----------                                                                          ---------                    ---------

INVESTMENT COMPANY SECURITIES: Shares of other                                         1-3                        Market
mutual funds, including One Group money market
funds and shares of other money market funds
for which Banc One Investment Advisors serves
as investment advisor or administrator. Banc
One Investment Advisors will waive certain fees
when investing in funds for which it serves as
investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock                                       1-3                        Market
that convert to common stock.                                                                                     Credit


CALL AND PUT OPTIONS: A call option gives the buyer                                    1-3                      Management
the right to buy, and obligates the seller of the                                                                Liquidity
option to sell, a security at a specified price. A                                                                Credit
put option gives the buyer the right to sell, and                                                                 Market
obligates the seller of the option to buy, a security                                                            Leverage
at a specified price. The Funds will sell only
covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing                                      1-3                      Management
for the future sale and purchase of a specified                                                                   Market
amount of a specified security, class of securities,                                                              Credit
or an index at a specified time in the future and                                                                Liquidity
at a specified price.                                                                                            Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled                                        1-3                       Liquidity
investment vehicles which invest primarily in                                                                   Management
income producing real estate or real estate                                                                       Market
related loans or interest.                                                                                      Regulatory
                                                                                                                    Tax
                                                                                                                Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time                                       1-3                         Credit
drafts drawn on and accepted by a commercial bank.                                                               Liquidity
Maturities are generally six months or less.                                                                      Market

COMMERCIAL PAPER: Secured and unsecured short-term                                    1-3                         Credit
promissory notes issued by corporations and other                                                                Liquidity
entities. Maturities generally vary from a few                                                                    Market
days to nine months.

FOREIGN SECURITIES: Stocks issued by foreign companies,                               1,3                         Market
as well as commercial paper of foreign issuers                                                                   Political
and obligations of foreign banks, overseas branches                                                              Liquidity
of U.S. banks and supranational entities. Includes                                                          Foreign Investment
American Depository Receipts.

RESTRICTED SECURITIES: Securities not registered                                      1-3                        Liquidity
under the Securities Act of 1933, such as privately                                                               Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                                   1-3                         Credit
with interest rates which are reset daily, weekly,                                                               Liquidity
quarterly or some other period and which may be                                                                   Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                                            1-3                        Market
preferred stock or bonds, that give the holder                                                                    Credit
the right to buy a proportionate amount of
common stock at a specified price.


INSTRUMENT                                                                          FUND CODE                   RISK TYPE
----------                                                                          ---------                   ---------

PREFERRED STOCK: A class of stock that                                                1-3                         Market
generally pays a dividend at a specified rate
and has preference over common stock in
the payment of dividends and in liquidation.

SWAPS, CAPS AND FLOORS: A Fund may enter into                                          1-3                      Management
these transactions to manage its exposure to                                                                      Credit
changing interest rates and other factors. Swaps                                                                 Liquidity
involve an exchange of obligations by two                                                                         Market
parties. Caps and floors entitle a purchaser
to a principal amount from the seller of the
cap or floor to the extent that a specified
index exceeds or falls below a predetermined
interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures                                        1-3                      Management
contracts and other financial products continue                                                                   Credit
to be developed and the Funds may invest in such                                                                  Market
options, contracts and products.                                                                                 Liquidity

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Obligations                                      3                         Credit
of supranational agencies who are chartered to                                                              Foreign Investment
promote economic development and are supported
by various governments and governmental agencies.

CURRENCY FUTURES AND RELATED OPTIONS: The Funds                                         3                       Management
may engage in transactions in financial futures                                                                  Liquidity
and related options, which are generally described                                                                Credit
above. The Funds will enter into these transactions                                                               Market
in foreign currencies for hedging purposes only.                                                                 Political
                                                                                                                 Leverage
                                                                                                            Foreign Investment

FORWARD FOREIGN EXCHANGE TRANSACTIONS: Contractual                                      3                       Management
agreement to purchase or sell one specified currency                                                             Liquidity
for another currency at a specified future date                                                                   Credit
and price. The Funds will enter into forward                                                                      Market
foreign exchange transactions for hedging                                                                        Political
purposes only.                                                                                                   Leverage
                                                                                                            Foreign Investment

INDEX SHARES: Ownership interests in unit                                             1, 2                        Market
investment trusts and other pooled investment
vehicles that hold a portfolio of securities
or stocks designed to track the price performance
and dividend yield of a particular index such as Standard &
Poor's Depository Receipts ("SPDRs") and Nasdaq 100's. The
Equity Index Fund invests only in SPDRs.


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       - Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

       - Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- Pre-Payment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 by writing the Funds at:

               One Group(R) Mutual Funds
               3435 Stelzer Road
               Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



 (Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS




MONEY MARKET FUNDS SERVICE CLASS SHARES COMBINED PROSPECTUS
NOVEMBER 1, 1999



         ONE GROUP(R) PRIME MONEY MARKET FUND
         ONE GROUP(R) U. S. TREASURY SECURITIES MONEY MARKET FUND
         ONE GROUP(R) MUNICIPAL MONEY MARKET FUND






The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


For use by Wingspan Investment Services, Inc.

TABLE OF CONTENTS


FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
   One Group Prime Money Market Fund
   One Group U.S. Treasury Securities Money Market Fund
   One Group Municipal Money Market Fund

MORE ABOUT THE FUNDS
   Principal Investment Strategies
   Investment Risks
   Investment Policies
   Portfolio Quality and Maturity
   Temporary Defensive Positions

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
   Purchasing Fund Shares
   Sales Charges
   Exchanging Fund Shares
   Redeeming Fund Shares

SHAREHOLDER INFORMATION
   Voting Rights
   Dividend Policies
   Tax Treatment of Shareholders
   Shareholder Inquiries

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
   The Advisor
   Advisory Fees
   Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A: INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP PRIME MONEY MARKET FUND

WHAT IS THE GOAL OF THE PRIME MONEY MARKET FUND?

The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE PRIME MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in high quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit, bank obligations and deposit notes. The Fund will concentrate in the financial services industry. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Prime Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PRIME MONEY MARKET FUND?

The main risks of investing in the Prime Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Credit Risk. Because the Fund only invests in high quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund could also decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

         Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund.

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE PRIME MONEY MARKET FUND PERFORMED?

By showing the variability of the Prime Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PRIME MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

                        ONE GROUP PRIME MONEY MARKET FUND


---------------------------------------------------------------------------------------
TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES
[GRAPH]


    1989    1990      1991     1992     1993    1994    1995     1996    1997     1998
    ----    ----      ----     ----     ----    ----    ----     ----    ----     ----

   9.05%    7.90%    5.88%     3.58%    2.97%   4.09%   5.83%    5.20%   5.32%    5.30%

---------------------------------------------------------------------------------------


(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.32%. Service Class shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus. The returns are for Class I shares which are not offered in this prospectus. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter:     2.34% 2Q 1989;            Worst Quarter:    0.72% 2Q 1993.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


-------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)

-------------------------------------------------------------------------------------------------------
CLASS I                                      1 YEAR       5 YEARS       10 YEARS            LIFE
-------                                      ------       -------       --------     (SINCE 8/1/85)(2)
                                                                                     -----------------

One Group Prime Money Market Fund             4.98%        5.28%         5.27%              5.69%

-------------------------------------------------------------------------------------------------------

(1) Service Class Shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus. The returns are for Class I shares which are not offered in this prospectus. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) Data for performance purposes begins on 1/1/87.


To obtain current yield information, call toll-free 1-800-480-4111.

FEES AND EXPENSES OF THE PRIME MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your        SERVICE CLASS
investment)(1)

Maximum Sales Charge (Load)
Imposed on Purchases (as a                                 none
percentage of offering price)

Maximum Deferred Sales
Charge (Load)(as a percentage
of original purchase price of                              none
redemption proceeds, as
applicable)

Redemption Fee                                             none

Exchange Fee                                               none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                                    .35%

Distribution [and/or Service]                               .75%
(12b-1) Fees

Other Expenses                                              .19%

Total Annual fund Operating                                1.29%
Expenses

Fee Waiver and/or Expense                                  (.22%)
Reimbursement(3)

Net Expenses                                               1.07%
---------------------------------------------------------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.
(2) Expense Information has been restated to reflect current fees.
(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.07% for Service Class shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-----------------------------------------------
                             SERVICE CLASS(2)
   1 Year(1)                     $   109
   3 Years                       $   387
   5 Years                       $   686
  10 Years                       $ 1,537
-----------------------------------------------

(1) Without contractual fee waivers, 1 Year expenses for Service Shares would be 131.

(2) Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

ONE GROUP U. S. TREASURY SECURITIES MONEY MARKET FUND


WHAT IS THE GOAL OF THE U. S. TREASURY SECURITIES MONEY MARKET FUND?

The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE U. S. TREASURY SECURITIES MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in short-term U. S. Treasury obligations including repurchase agreements collateralized by such Treasury obligations and when-issued securities, U. S. Treasury bills, notes and other securities issued or backed by the U. S. Government. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the U. S. Treasury Securities Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE U. S. TREASURY SECURITIES MONEY MARKET FUND?

The main risks of investing in the U. S. Treasury Securities Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE U.S. TREASURY SECURITIES MONEY MARKET FUND PERFORMED?

By showing the variability of the U. S. Treasury Securities Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE U. S. TREASURY SECURITIES MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

              ONE GROUP U. S. TREASURY SECURITIES MONEY MARKET FUND


----------------------------------------------------------------------------------
TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES
[GRAPH]

  1989    1990    1991    1992    1993    1994     1995     1996     1997    1998
  ----    ----    ----    ----    ----    ----     ----     ----     ----    ----

  8.80%   7.55%   5.51%   3.32%   2.81%   3.85%    5.62%    5.08%    5.13%   5.03%

----------------------------------------------------------------------------------


(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 2.15%. Service Class shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus. The returns are for Class I shares which are not offered in this prospectus. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Best Quarter: 2.28% 2Q 1989; Worst Quarter: 0.69% 2Q 1993.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)

-----------------------------------------------------------------------------------------------------
CLASS I                                       1 YEAR       5 YEARS     10 YEARS            LIFE
-------                                       ------       -------     --------    (SINCE 9/9/85)(2)
                                                                                   -----------------

One Group U.S. Treasury Securities Money
Market Fund                                   4.63%         5.06%       5.02%              5.42%

-----------------------------------------------------------------------------------------------------


(1) Service Class Shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus. The returns are for Class I shares which are not offered in this prospectus. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

(2) Data for performance purposes begins on January 1, 1987.


To obtain current yield information, call toll-free 1-800-480-4111.

FEES AND EXPENSES OF THE U. S. TREASURY SECURITIES FUND


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


---------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your     SERVICE CLASS
investment)(1)

Maximum Sales Charge (Load)
Imposed on Purchases (as a                              none
percentage of offering price)

Maximum Deferred Sales
Charge (Load)(as a percentage                           none
of original purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none

Exchange Fee                                            none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                                .35%

Distribution [and/or Service]                           .75%
Service] (12b-1) Fees

Other Expenses                                          .19%

Total Annual fund Operating                            1.29%
Expenses

Fee Waiver and/or Expense                              (.22%)
Reimbursement(3)

Net Expenses                                           1.07%

---------------------------------------------------------------------


(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.
(2) Expense Information has been restated to reflect current fees.
(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.07% for Service Class shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


------------------------------------------------
                             SERVICE CLASS(2)
   1 Year(1)                     $   109
   3 Years                       $   387
   5 Years                       $   686
   10 Years                      $ 1,537
------------------------------------------------

(1) Without contractual fee waivers, 1 Year expenses for Service Shares would be 131.
(2) Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

ONE GROUP MUNICIPAL MONEY MARKET FUND

WHAT IS THE GOAL OF THE MUNICIPAL MONEY MARKET FUND?

The Fund seeks as high a level of current interest income exempt from Federal income tax as is consistent with liquidity and stability of principal.

WHAT ARE THE MUNICIPAL MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in high quality, short-term money market instruments. These instruments include short-term municipal securities, which provide tax-exempt income. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

HOW WILL MY INVESTMENT BE TAXED?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MUNICIPAL MONEY MARKET FUND?

The main risks of investing in the Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

         Credit Risk. Because the Fund only invests in high quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HOW HAS THE MUNICIPAL MONEY MARKET FUND PERFORMED?

By showing the variability of the Municipal Money Market Fund's performance from year to year, the charts below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE MUNICIPAL MONEY MARKET FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Total Return Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.
--------------------------------------------------------------------------------

                      ONE GROUP MUNICIPAL MONEY MARKET FUND

TOTAL RETURN (PER CALENDAR YEAR)(1)
CLASS I SHARES
[GRAPH]


  1989     1990    1991   1992    1993    1994    1995   1996    1997   1998
  ----     ----    ----   ----    ----    ----    ----   ----    ----   ----

  6.11%    5.77%   4.37%  2.49%   2.10%   2.54%  3.60%   3.13%   3.31%  3.10%

--------------------------------------------------------------------------------

(1) For the period from January 1, 1999 through June 30, 1999, the Fund's total return was 1.35%. Service Class shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus. The returns are for Class I shares which are not offered in this prospectus. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


Best Quarter:   1.58% 2Q 1989; Worst Quarter:   0.49% 1Q 1994.

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.


--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
(THROUGH JUNE 30, 1999)

--------------------------------------------------------------------------------------------------
CLASS I                                    1 YEAR       5 YEARS      10 YEARS          LIFE
-------                                    ------       -------      --------    (SINCE 6/4/87)
                                                                                 --------------

One Group Municipal Money Market Fund      2.88%         3.19%        3.47%            3.76%

--------------------------------------------------------------------------------------------------

(1) Service Class Shares commenced operations on April 16, 1999 and do not have a full calendar year of investment returns as of the date of this Prospectus. The returns are for Class I shares which are not offered in this prospectus. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

To obtain current yield information, call toll-free 1-800-480-4111.

FEES AND EXPENSES OF THE MUNICIPAL MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


----------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your        SERVICE CLASS
investment)(1)

Maximum Sales Charge (Load)
Imposed on Purchases (as a                                none
percentage of offering price)

Maximum Deferred Sales
Charge (Load)(as a percentage                             none
of original purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                            none

Exchange Fee                                              none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Investment Advisory Fees                                   .35%

Distribution [and/or Service]                              .75%
(12b-1) Fees

Other Expenses                                             .20%

Total Annual fund Operating                               1.30%
Expenses

Fee Waiver and/or Expense                                 (.28%)
Reimbursement(3)

Net Expenses                                              1.02%
----------------------------------------------------------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.
(2) Expense Information has been restated to reflect current fees.
(3) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.02% for Service Class shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

---------------------------------------
                 SERVICE CLASS(2)
   1 Year(1)        $   104
   3 Years          $   384
   5 Years          $   686
   10 Years         $ 1,543
---------------------------------------

(1) Without contractual fee waivers, 1 Year expenses for Service Shares would be 132.
(2) Because of the nature of the shares, investors are not expected to remain in Service Class shares for more than a very limited period of time.

More About the Funds

Each of the three funds described in this Prospectus is a series of One Group Mutual Funds ("One Group") and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The three mutual funds described in this Prospectus are designed to produce high current income consistent with liquidity or capital preservation and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. They are also described below.

           -----------------------------------------------------------

                              FUNDAMENTAL POLICIES

               A Fund's investment strategy may involve "fundamental policies". A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund.

           -----------------------------------------------------------


There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP PRIME MONEY MARKET FUND. The Fund invests only in U.S. denominated securities.

- The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
-   Each security held by the Fund will mature in 397 days or less.
- The Fund will acquire only those securities that present minimal credit risks.
-   The Fund invests exclusively in money market instruments.  These include:

         1.    corporate notes.
         2.    commercial paper.
         3.    funding agreements.
         4.    certificates of deposit.
         5.    bank obligations and deposit notes.

- The Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount would be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

-   The Fund may lend its portfolio's securities.

             -------------------------------------------------------
                       What is Average Weighted Maturity?

               Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in share price you can expect.

             -------------------------------------------------------

ONE GROUP U. S. TREASURY SECURITIES MONEY MARKET FUND.

- The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
-   Each security held by the Fund will mature in 397 days or less.
- The Fund will acquire only those securities that present minimal credit risks.

ONE GROUP MUNICIPAL MONEY MARKET FUND.

- The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
-   Each security held by the Fund will mature in 397 days or less.
- The Fund will acquire only those securities that present minimal credit risks.
- As a matter of fundamental policy, the Fund will invest at least 80% of its total assets in municipal securities.
- The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from Federal personal income tax.
- The Fund may invest as much as 100% of its assets in municipal securities that produce income that is subject to the Federal alternative minimum tax. If you are subject to the Federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.
- The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.

INVESTMENT RISKS. The main risks associated with investing in the Money Market Funds are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. Additional risks are described below.

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Fund, and the value of your investment in a Fund, will increase and decrease as the value of a Fund's investments increase and decrease.

DERIVATIVES. The Prime Money Market Fund and Municipal Money Market Fund invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks.

           -----------------------------------------------------------

                              WHAT IS A DERIVATIVE?

                Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

           -----------------------------------------------------------

For more information about risks associated with the types of investments that the Money Market Funds purchase, please read the Fund Summaries: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.

INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.

3. Will not purchase an issuer's securities if as a result more than 5% of a Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.

The Prime Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries (except that the Fund may concentrate its investments in securities issued by companies in the financial services industry). This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements involving such securities, municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

The U.S. Treasury Securities Money Market Fund:

1. Will invest only in U.S. Treasury obligations and repurchase agreements collateralized by such obligations.

The Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY. The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a money market fund's assets (although there is no limit on government securities).

TEMPORARY DEFENSIVE POSITIONS. To respond to unusual market conditions, the Municipal Money Market Fund may i) invest all or most of their assets in CASH EQUIVALENTS (i.e., securities that are not municipal securities) and ii) hold uninvested cash pending investment, for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives.

            --------------------------------------------------------
                           WHAT IS A CASH EQUIVALENT?

              Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.

            --------------------------------------------------------

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from Wingspan Investment Services, Inc., a Shareholder Servicing Agent. Your shares will be held for you by Wingspan Investment Services, Inc.

WHEN CAN I BUY SHARES?

You may purchase Fund shares on any day that the Funds are open for business. As your Shareholder Servicing Agent, Wingspan is responsible for sending your purchase order to the Funds. While the following information describes the Funds' purchase requirements, Wingspan may have a cut-off time for purchase orders.

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services
     Company:

        - before 12:00 noon, Eastern Time ("ET"), for the Municipal Money Market Fund;

        - before 4:00 p.m., ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.

- In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the times listed above on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

- On occasion, the NYSE will close before 4 p.m. ET. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.


HOW MUCH DO SHARES COST?

-    Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investment and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

- NAV is calculated each business day as of 12:00 noon and 4:00 p.m., ET, for the Municipal Money Market Fund; and 4:00 p.m., ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund. On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.

     - The minimum initial investment is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA is $250.

     -   Subsequent investments must be at least $25 per Fund.

         -   The One Group Services Company may waive these minimums.

3.       Execute a purchase order through your Wingspan Investment Account.

4. Send a personal check (unless you choose to pay by wire or bank transfer) payable to "Wingspan Investment Services, Inc. " to:

         Wingspan Investment Services, Inc.
         300 S. Riverside Plaza, Suite 0860
         Chicago, IL 60670

5. All checks must be in U.S. dollars. Wingspan Investment Services will accept third party checks only if accompanied by an AMA deposit slip.

6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you have any questions, contact Wingspan Investment Services, Inc. at 1-800-977-WING.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Wingspan Investment Account Application Form and then:

- Contact Wingspan Investment Services, Inc. at 1-800-977-WING to relay your purchase instructions.

- Authorize a bank transfer or initiate a wire transfer to the following wire address:

         Chase Manhattan Bank
         ABA 021000021
         DLJ Pershing Division
         Account 930-1-032992
         For further credit to:
         Your Name
         Your Wingspan Investment Account Number (ex: 123456789)

- You may revoke your right to make purchases over the telephone by sending a letter to:

         Wingspan Investment Services, Inc.
         300 S. Riverside Plaza, Suite 0860
         Chicago, IL 60670

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group Mutual Funds. Compensation comes from 12b-1 fees and payments by The One Group Services Company from its own resources.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 FEES. 12b-1 fees are paid by One Group Mutual Funds to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to brokers and other Shareholder Servicing Agents that sell shares of One Group.

- Service Class shares pay a 12b-1 fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55% for each Fund.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and the remainder for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

- Because 12b-1 fees are paid our of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

Service Class shares do not have exchange privileges.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

-        Redemption requests received by The One Group Services Company before:

         (i)  12:00 noon ET, for the Municipal Money Market Fund, and

         (ii) 4:00 p.m. ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, redemption requests received after the NYSE closes will be effective the following business day.

-        As your Shareholder Servicing Agent, Wingspan Investment Services, Inc.
         is responsible for sending your redemption order to the Funds. Wingspan Investment Services, Inc. may have a different cut-off time than do the Funds.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Wingspan Investment Account Application Form, you must send a written redemption request to Wingspan Investment Services, Inc. at the following address:

         Wingspan Investment Services, Inc.
         300 S. Riverside Plaza, Suite 0860
         Chicago, IL 60670

-        All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling Wingspan Investment Services, Inc. at 1-800-977-WING.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.       a designated commercial bank; or

         2.       Wingspan Investment Services, Inc.

- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Funds will attempt to honor requests for same day payment if the request is received before the times listed in When Can I Receive Shares?.

         If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.

- The Funds also will attempt to honor requests for payments in two business days, if the redemption request is received after the times listed above.

WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- You will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Wingspan Investment Account Application Form.

- Call Wingspan Investment Services, Inc. at 1-800-977-WING to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

-        REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000 you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on your Wingspan Investment Account Application Form.

- Specify the amount you wish to receive and the frequency of the payments.

-        You may designate a person other than yourself as the payee.

-        There is no charge for this service.

-        If you select this option, please keep in mind that:

         1. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan. You also may elect to receive payments of less than $100 each.

         2. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- Generally, all redemptions will be for cash. However, if you redeem shares worth 3% or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

-        One Group may suspend your ability to redeem when:

         1.       Trading on the NYSE is restricted;

         2.       the NYSE is closed (other than weekend and holiday closings);

         3.       the SEC has permitted a suspension; or

         4.       an emergency exists.

The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B, Class C and Service Class shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling Wingspan Investment Services, Inc. at 1-800-977-WING.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS--PRIME MONEY MARKET FUND AND U.S. TREASURY SECURITIES MONEY MARKET FUND

Each Fund will distribute substantially all of its net investment income. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF DIVIDENDS--MUNICIPAL MONEY MARKET FUND

The Fund will distribute substantially all of its net investment income. The Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for federal state and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares of the money market funds, particularly the Municipal Money Market Fund, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write Wingspan Investment Services, Inc. at 1-800-977-WING.

REPORTING

In September and March you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rate:


                                                                ANNUAL RATE AS PERCENTAGE
FUND NAME                                                      OF AVERAGE DAILY NET ASSETS
---------                                                      ---------------------------

One Group (R) Prime Money Market Fund                                        .32%
One Group (R) U.S. Treasury Securities Money Market Fund                     .32%
One Group (R) Municipal Money Market Fund                                    .26%


YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign subcustodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements are included in the Statement of Additional Information.

ONE GROUP PRIME MONEY MARKET FUND  Financial Highlights

ONE GROUP U. S. TREASURY SECURITIES MONEY MARKET FUND    Financial Highlights

ONE GROUP MUNICIPAL MONEY MARKET FUND  Financial Highlights

                                   APPENDIX A
                                   ----------
INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.


FUND NAME                                                                        FUND CODE
---------                                                                        ---------
One Group(R) Prime Money Market Fund                                                 1
One Group(R) U. S. Treasury Securities Money Market Fund                             2
One Group(R) Municipal Money Market Fund                                             3


INSTRUMENT                                                              FUND CODE         RISK TYPE
----------                                                              ---------         ---------

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS,                    1-3              Market
and CUBES. The U.S. Treasury Securities Money Market
Fund does not buy STRIPS and CUBES.

TREASURY RECEIPTS: TRs, TIGRS, and CATS.                                   1, 3             Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                       1, 3             Market
by agencies and instrumentalities of the U.S.                                               Credit
Government. These include Ginnie Mae, Fannie Mae, and
Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a                     1, 3             Market
stated maturity.                                                                            Credit
                                                                                           Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank                    1, 3            Liquidity
in exchange for the deposit of funds.                                                       Credit
                                                                                            Market

REPURCHASE AGREEMENTS: The purchase of a security and                      1-3              Credit
the simultaneous commitment to return the security to                                       Market
the seller at an agreed upon price on an agreed upon                                       Liquidity
date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                      1, 2             Market
and the simultaneous commitment to buy the security                                        Leverage
back at an agreed upon price on an agreed upon date.
This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the                     1               Credit
Fund's total assets. In return the Fund will receive                                        Market
cash, other securities and/or letters of credit as                                         Leverage
collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                            1-3              Market
Purchase or contract to purchase securities at a                                           Leverage
fixed price for delivery at a future date.                                                 Liquidity
                                                                                            Credit

INVESTMENT COMPANY SECURITIES: Shares of other money market                1, 3             Market
mutual funds, including One Group money market funds
and shares of other money market funds for which
Banc One Investment Advisors serves as investment
advisor or administrator. Banc One Investment
Advisors will waive certain fees when investing in
funds for which it serves as investment advisor.




INSTRUMENT                                                        FUND CODE        RISK TYPE
----------                                                        ---------        ---------

EXTENDABLE COMMERCIAL NOTES: Variable rate notes                    1, 3             Market
which normally mature within a short period of time                                  Credit
(e.g., 1 month) but which may be extended by the                                    Liquidity
issuer for a maximum maturity of thirteen months.

BANKERS' ACCEPTANCES: Bills of exchange or time                     1, 3             Credit
drafts drawn on and accepted by a commercial bank.                                  Liquidity
Maturities are generally six months or less.                                         Market

COMMERCIAL PAPER: Secured and unsecured short-term                  1, 3             Credit
promissory notes issued by corporations and other                                   Liquidity
entities. Maturities generally vary from a few days                                  Market
to nine months.

FOREIGN SECURITIES: Commercial paper of foreign                     1, 3             Market
issuers and obligations of foreign banks, overseas                                  Political
branches of U.S. banks and supranational entities.                                  Liquidity
                                                                               Foreign Investment

RESTRICTED SECURITIES: Securities not registered                    1, 3            Liquidity
under the Securities Act of 1933, such as privately                                  Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                 1, 3             Market
with interest rates which are reset daily, weekly,                                   Credit
quarterly or some other period and which may be                                     Liquidity
payable to the Fund on demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured                1, 3           Pre-payment
by real estate loans and pools of loans. These include                               Market
collateralized mortgage obligations ("CMOs") and Real                                Credit
Estate Mortgage Investment Conduits ("REMICs").                                    Regulatory

DEMAND FEATURES: Securities that are subject to puts                1, 3             Market
and standby commitments to purchase the securities at                               Liquidity
a fixed price (usually with accrued interest) within                               Management
a fixed period of time following demand by a Fund.

MUNICIPAL SECURITIES: Securities issued by a state                  1, 3             Market
or political subdivision to obtain funds for various                                 Credit
public purposes. Municipal securities include private                               Political
activity bonds and industrial development bonds, as                                    Tax
well as General Obligation Notes, Tax Anticipation                                 Regulatory
Notes, Bond Anticipation Notes, Revenue Anticipation
Notes, other short-term tax-exempt obligations,
municipal leases, and obligations of municipal
housing authorities and single family revenue bonds.

SHORT-TERM FUNDING AGREEMENTS: Agreements issued by                   1              Market
banks and highly rated insurance companies such as                                   Credit
Guaranteed Investment Contracts ("GICs") and Bank                                   Liquidity
Investment Contracts ("BICs").

PARTICIPATION INTERESTS: Interests in municipal                     1, 3             Credit
securities, including municipal leases, from                                          Tax
financial institutions such as commercial and                                        Market
investment banks, savings and loan associations and
insurance companies. These interests may take the
form of participations, beneficial interests in a
trust, partnership interests or any other form of
indirect ownership that allows the Funds to treat the
income from the investment as exempt from Federal
Income Tax.



INSTRUMENT                                                          FUND CODE         RISK TYPE
----------                                                          ---------         ---------

ASSET-BACKED SECURITIES: Securities secured by                         1, 3           Pre-payment
company receivables, home equity loans, truck and                                       Market
auto loans, leases, credit card receivables and                                         Credit
other securities backed by other types of receivables                                 Regulatory
or other assets.


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



(Investment Company Act File No. 811-4236)

ONE GROUP(R) MUTUAL FUNDS





ONE GROUP(R) REAL ESTATE FUND PROSPECTUS
NOVEMBER 1, 1999













The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
   One Group Real Estate Fund

MORE ABOUT THE FUND
   Principal Investment Strategies
   Investment Risks
   Investment Policies
   Portfolio Quality
   Temporary Defensive Positions
   Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
   Purchasing Fund Shares
   Sales Charges
   Sales Charge Reductions and Waivers
   Exchanging Fund Shares
   Redeeming Fund Shares

SHAREHOLDER INFORMATION
    Voting Rights
    Dividend Policies
    Tax Treatment of Shareholders
    Shareholder Inquiries

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
   The Advisor
   Advisory Fees
   The Fund Managers
   Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARY:  INVESTMENTS, RISK & PERFORMANCE

ONE GROUP REAL ESTATE FUND


WHAT IS THE GOAL OF THE REAL ESTATE FUND?

The Fund seeks to provide current income and long-term growth of capital.

WHAT ARE THE REAL ESTATE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund mainly invests in equity securities of companies operating in the real estate industry. "Real estate companies" are companies that earn at least 50% of their revenues from owning, constructing, financing, managing, or selling different types of real estate (i.e., commercial, residential, or industrial). It also includes companies that have at least 50% of their assets in real estate. These companies include real estate investment trusts or REITs. For more information about the Real Estate Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT IS A REIT?

A REIT or a real estate investment trust is a pooled investment vehicle which invests in income producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs mainly invest directly in real estate and obtain income from the collecting rent. Mortgage REITS invest in mortgages and obtain income from collecting interest payments on the mortgages. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE REAL ESTATE FUND?

The main risks of investing in the Real Estate Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Real Estate Fund will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Real Estate Fund.

          Real Estate Securities: The Real Estate Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

          REIT Risk. In addition to the risks facing real estate securities, the Real Estate Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

          Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

          Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or real estate industry stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

          Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

          Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage REITS. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in pre-payment rates can affect return on investment and yield of mortgage REITs. When mortgage and other obligations are pre-paid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

          Not Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund's investments are concentrated in the real estate industry. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory development that may be adverse to the real estate industry.

          Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund began operations on ______________________and does not have a full calendar year of investment returns at the date of this Prospectus.

FEES AND EXPENSES OF THE REAL ESTATE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

 Maximum Sales Charge                                   5.25%             none        none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)           5.00%       1.00%             none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none              none        none              none

Exchange Fee                                            none              none        none              none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)

Investment Advisory Fees                                 .74%              .74%        .74%              .74%

Distribution [and/or                                     .35%             1.00%       1.00%             none
Service] (12b-1) Fees

 Other Expenses                                          .50%              .50%        .50%              .50%


Total Annual Fund Operating                             1.59%             2.24%       2.24%             1.24%
Expenses

Fee Waiver and/or Expense                               (.24%)            (.14%)      (.14%)            (.14%)
Reimbursement(4)

Net Expenses                                            1.35%             2.10%       2.10%             1.10%

-------------------------------------------------------------------------------------------------------------

1. If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

2. Except for purchases of $1 million or more. Please see "Sales Charges."

3. Expense Information has been restated to reflect current fees.

4. Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares, and 1.10% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUE TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-----------------------------------------------------------------------------------------------------------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the end of                        the end of
                                                   each period                       each period

1 Year(1)             $655             $213            $713             $213             $313            $112
3 Years               $978             $687            $987             $687             $687            $380
5 Years               $1,324           $1,187          $1,387           $1,187           $1,187          $668
10 Years              $2,296           $2,400          $2,400           $2,564           $2,564          $1,488
----------------------------------------------------------------------------------------------------------------

1. Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $678
     Class B (no redemption)       $227
     Class B (with redemption)     $727
     Class C (no redemption)       $227
     Class C (with redemption)     $327
     Class I                       $126


2. Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

MORE ABOUT THE FUND

The Fund described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This Prospectus describes a mutual fund that seeks to provide current income and long-term growth of capital. The principal investment strategies that are used to meet the Fund's investment objective are described in Fund Summary:
Investments, Risk, & Performance in the front of this prospectus. They are also described below.

           - The Fund normally invests at least 65% of its total assets in equity securities of companies operating in the real estate industry. These securities include common stocks and debt securities and preferred stocks that are convertible to common stocks.

           - Up to 35% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the real estate industry.

           - The Fund may also invest up to 25% of its net assets in the securities of foreign issuers.

Please note that the Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information. There can be no assurance that the Fund will achieve its investment objectives.



INVESTMENT RISKS. The risks associated with investing in the Real Estate Fund are described below and in Fund Summary: Investments, Risk, & Performance at the front of this prospectus.

REAL ESTATE SECURITIES: The Fund generally is subject to the same risks that affect direct investments in real estate and its performance is closely tied to conditions affecting the real estate industry. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, the strength of specific industries renting properties, and other factors affecting supply and demand for properties. When economic growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity and make other investments more attractive. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, changes in zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The value of securities of companies that service the real estate industry will also be affected by changes affecting the real estate market.

DERIVATIVES. The Funds may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

              ----------------------------------------------------------
                              WHAT IS A DERIVATIVE?

               Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
              ----------------------------------------------------------

For more information about risks associated with the types of investments that the Real Estate Fund purchases, please read Fund Summary: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.


INVESTMENT POLICIES

The Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Fund. The full text of the fundamental policies can be found in the Statement of Additional Information.

The Fund may not:

1. Purchase an issuer's securities if as a result more than 25% of its total assets would be invested in the securities of that issuer. This restriction applies with respect to 50% of the Fund's total assets. With respect to the remaining 50% of the Fund's total assets, it may not purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries (except the real estate industry). This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY. Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to securities. Equity securities, which will make up the bulk of the Fund's investments, are not rated by rating organizations. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Fund only purchases securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities.

RATINGS OF THE FUND'S SECURITIES

- Corporate bonds generally will be rated in one of the three highest investment grade categories.

- Banc One Investment Advisors reserves the right to invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS To respond to unusual market conditions, the Fund may invest all or most of its assets in cash and CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objectives.

               -----------------------------------------------------------------
                                WHAT IS A CASH EQUIVALENT?

               Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.
               -----------------------------------------------------------------



PORTFOLIO TURNOVER.

The Fund may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-    The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET
     (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

-    Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.

One Group Fund Direct IRA and 403(b). One Group offers retirement plans. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

-    Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

 - NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

           - A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.   Decide how much you want to invest.

       - The minimum initial investment is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

       -  Subsequent investments must be at least $25 per Fund.

       - You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled WHAT KIND OF SHARES CAN I BUY? provides information that can help you choose the appropriate share class.


       -  The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire) payable to "One Group" to:

     State Street Bank and Trust Company
     c/o One Group
     P.O. Box 8528
     Boston, MA 02266-8528

     Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

     If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual and endorsed to One Group Mutual Funds are considered third party checks.

     All checks must be payable to one of the following:

           -   One Group Mutual Funds;

           -   State Street Bank and Trust Company; or

           -   the specific Fund in which you are investing.

     Checks made payable to any party other than those listed above will be returned to the address provided on the account application.



6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

       - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

       - Authorize a bank transferor initiate a wire transfer to the following wire address:

              State Street Bank and Trust Company
              Attn: Custody & Shareholder Services
              ABA 011 000 028
              DDA 99034167
              FBO One Group Fund (ex: One Group Real Estate--A)
              Your Account Number (ex: 123456789)
              Your Account Registration (ex: John Smith & Mary Smith, JTWROS)


       - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

       - You may revoke your right to make purchases over the telephone by sending a letter to:

              State Street Bank and Trust Company
              c/o One Group
              P.O. Box 8528
              Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25 per Fund. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

       - Select the "Systematic Investment Plan" option on the Account Application Form.

       - Provide the necessary information about the bank account from which your investments will be made.

       - Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

       - One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

       - You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

          State Street Bank and Trust Company
          c/o One Group
          P.O. Box 8528
          Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

       - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

       - You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

       - Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

       - If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group Mutual Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The tables below show the charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.


CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                        SALES CHARGE                 SALES CHARGE                     COMMISSION
                                        AS A % OF THE                   AS A %                          AS A %
AMOUNT OF PURCHASES                    OFFERING PRICE             OF YOUR INVESTMENT               OF OFFERING PRICE
-------------------                    --------------             ------------------               -----------------

Less than $50,000                            5.25%                         5.54%                         4.75%
$50,000-$99,999                              4.50%                         4.71%                         4.05%
$100,000-$249,999                            3.50%                         3.63%                         3.05%
$250,000-$499,999                            2.50%                         2.56%                         2.05%
$500,000-$999,999                            2.00%                         2.04%                         1.60%
$1,000,000*                                  0.00%                         0.00%                         0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                      CDSC AS A % OF DOLLAR
          YEARS SINCE PURCHASE                      AMOUNT SUBJECT TO CHARGE
          --------------------                      ------------------------

                   0-1                                        5.00%
                   1-2                                        4.00%
                   2-3                                        3.00%
                   3-4                                        3.00%
                   4-5                                        2.00%
                   5-6                                        1.00%
               more than 6                                    0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                     CDSC AS A % OF DOLLAR
        YEARS SINCE PURCHASE                       AMOUNT SUBJECT TO CHARGE
        --------------------                       ------------------------

                 0-1                                         1.00%
          After first year                                    none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

       - The Fund assumes that all purchases made in a given month were made on the first day of the month.

       - The CDSC is based on the current market value or the original cost of the shares, whichever is less.

       - No CDSC is imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

       - To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

       - If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12B-1 FEES. 12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-    The 12b-1 fees vary by share class as follows:

          1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

          2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

          3.   There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

           - The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

           - The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.




WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

       -  One Group.

       -  Bank One Corporation and its subsidiaries and affiliates.

       -  The One Group Services Company and its subsidiaries and affiliates.

       - State Street Bank and Trust Company and its subsidiaries and affiliates.

       - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

       - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

       - Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

       - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

       - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

       - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.   Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. If you withdraw no more than 10% of the value of your account in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.


2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?



WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?


7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

       - Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

       - Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares. Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

       - Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

       - State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

       - You have provided One Group with all of the information necessary to process the exchange.

       - You have received a current prospectus of the Fund or Funds in which you wish to invest.

       -  You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

       - You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

       -  You will pay a sales charge if you bought Class A shares of a Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

       - If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

       - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

       - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

       -  You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

       - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

       - Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

       - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

           - Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

       - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          One Group
          c/o State Street Bank and Trust Company
          P.O. Box 8528
          Boston, MA 02266-8528

       -  All requests for redemptions from IRA accounts must be in writing.

       - You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

       - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

          1.   the redemption is for $50,000 worth of shares or less;

          2.   the redemption is payable to the shareholder of record;

          3. the redemption check is mailed to the shareholder at the record address; or

          4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

       - On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

          1.   a designated commercial bank; or

          2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

       - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

       - Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

       - If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

       - If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

       - Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

       - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

       - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

       - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

       -  REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

       - Select the "Systematic Withdrawal Plan" option on the Account Application Form.

       - Specify the amount you wish to receive and the frequency of the payments.

       -  You may designate a person other than yourself as the payee.

       -  There is no charge for this service.

       -  If you select this option, please keep in mind that:

          1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

          2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date you begin participating in the Plan. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% annually. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

-    One Group may suspend your ability to redeem when:

     1. Trading on the New York Stock Exchange ("NYSE") is restricted.

     2. The NYSE is closed (other than weekend and holiday closings).

     3. The SEC has permitted a suspension.

     4. An emergency exists.

     The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Fund generally declares dividends on the last business day of each quarter. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston,
MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call The One Group Services Company at 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

TAXATION OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111 or visit www.onegroup.com.


REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. The Fund began operations on ______, 1999 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly. As the assets in the Fund increase, the investment advisory fees for the Fund are reduced as follows:

First $1.5 billion                          .74%
Next $500 million                           .70%
Thereafter                                  .65%

THE FUND MANAGERS

The Fund is managed by a team of Fund managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

YEAR 2000 READINESS DISCLOSURE


The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign sub-custodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

 This section normally would include Financial Highlights for the Fund. Because the Fund has not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

                                   APPENDIX A
                                   ----------


INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.




INSTRUMENT                                                     RISK TYPE
----------                                                     ---------

U.S. TREASURY OBLIGATIONS: Bills, notes,                        Market
bonds, STRIPS, and CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                        Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities                   Market
issued by agencies and instrumentalities of                     Credit
the U.S. Government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments                 Market
with a stated maturity.                                         Credit
                                                               Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by               Liquidity
a bank in exchange for the deposit of funds.                    Credit
                                                                Market

COMMON STOCK: Shares of ownership of a company.                 Market

REPURCHASE AGREEMENTS: The purchase of a security               Credit
and the simultaneous commitment to return the                   Market
security to the seller at an agreed upon price                 Liquidity
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security           Market
and the simultaneous commitment to buy the security            Leverage
back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.


SECURITIES LENDING: The lending of up to 33 1/3%                Credit
of the Fund's total assets. In return the Fund                  Market
will receive cash, other securities, and/or                    Leverage
letters of credit as collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                 Market
Purchase or contract to purchase securities                    Leverage
at a fixed price for delivery at a future date.                Liquidity
                                                                Credit

INSTRUMENT                                                      RISK TYPE
----------                                                      ---------

INVESTMENT COMPANY SECURITIES: Shares of other                   Market
mutual funds, including One Group money market funds and shares of money market funds for which Banc One Investment Advisors serves as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock                  Market
that convert to common stock.                                     Credit


CALL AND PUT OPTIONS: A call option gives the buyer             Management
the right to buy, and obligates the seller of the                Liquidity
option to sell, a security at a specified price. A                Credit
put option gives the buyer the right to sell, and                 Market
obligates the seller of the option to buy, a security            Leverage
at a specified price. The Funds will sell only covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing               Management
for the future sale and purchase of a specified                   Market
amount of a specified security, class of securities,              Credit
or an index at a specified time in the future and                Liquidity
at a specified price.                                            Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled                  Liquidity
investment vehicles which invest primarily in                   Management
income producing real estate or real estate                       Market
related loans or interest.                                      Regulatory
                                                                    Tax
                                                                Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time                   Credit
drafts drawn on and accepted by a commercial bank.               Liquidity
Maturities are generally six months or less.                      Market

COMMERCIAL PAPER: Secured and unsecured short-term                Credit
promissory notes issued by corporations and other                Liquidity
entities. Maturities generally vary from a few                    Market
days to nine months.

FOREIGN SECURITIES: Stocks issued by foreign companies,           Market
as well as commercial paper of foreign issuers                   Political
and obligations of foreign banks, overseas branches              Liquidity
of U.S. banks and supranational entities. Includes          Foreign Investment
American Depository Receipts.

RESTRICTED SECURITIES: Securities not registered                 Liquidity
under the Securities Act of 1933, such as privately               Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations               Credit
with interest rates which are reset daily, weekly,               Liquidity
quarterly or some other period and which may be                   Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                       Market
preferred stock or bonds, that give the holder                    Credit
the right to buy a proportionate amount of common stock at a specified price.

INSTRUMENT                                                       RISK TYPE
----------                                                       ---------

PREFERRED STOCK: A class of stock that                            Market
generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations                    Pre-payment
secured by real estate loans and pools of loans.                  Market
These include collateralized mortgage obligations                 Credit
("CMOs"), Real Estate Mortgage Investment Conduits              Regulatory
("REMICs") and Stripped Mortgage-Backed Securities
("SMBS").

CORPORATE DEBT SECURITIES: Corporate bonds and                    Market
non-convertible debt securities.                                  Credit


ASSET-BACKED SECURITIES: Securities secured by                  Pre-payment
company receivables, home equity loans, truck and                 Market
auto loans, leases, credit card receivables and                   Credit
other securities backed by other types of                       Regulatory
receivables or other assets.

MORTGAGE DOLLAR ROLLS: A transaction in which                   Pre-payment
a Fund sells securities for delivery in a current                 Market
month and simultaneously contracts with the same                Regulatory
party to repurchase similar but not identical securities on a specified future date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans                  Pre-payment
in a mortgage pool which provide for a fixed                      Market
initial mortgage interest rate for a                              Credit
specified period of time, after which the rate                  Regulatory
may be subject to periodic adjustments.

SWAPS, CAPS AND FLOORS: A Fund may enter into                   Management
these transactions to manage its exposure to                      Credit
changing interest rates and other factors. Swaps                 Liquidity
involve an exchange of obligations by two                         Market
parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures                 Management
contracts and other financial products continue                   Credit
to be developed and the Funds may invest in such                  Market
options, contracts and products.                                 Liquidity

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       - Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

       - Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- Pre-Payment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 - Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

If you want more information about the Fund, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Fund at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Fund from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.

ONE GROUP(R) MUTUAL FUNDS




ONE GROUP(R) TECHNOLOGY FUND PROSPECTUS
NOVEMBER 1, 1999


The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
  One Group Technology Fund

MORE ABOUT THE FUND
  Principal Investment Strategies
  Investment Risks
  Investment Policies
  Portfolio Quality
  Temporary Defensive Positions
  Portfolio Turnover

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
  Purchasing Fund Shares
  Sales Charges
  Sales Charge Reductions and Waivers
  Exchanging Fund Shares
  Redeeming Fund Shares

SHAREHOLDER INFORMATION
  Voting Rights
  Dividend Policies
  Tax Treatment of Shareholders
  Shareholder Inquiries

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
  The Advisor
  Advisory Fees
  The Fund Managers
  Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A:  INVESTMENT PRACTICES

FUND SUMMARY:  INVESTMENTS, RISK & PERFORMANCE

ONE GROUP TECHNOLOGY FUND


WHAT IS THE GOAL OF THE TECHNOLOGY FUND?

The Fund is designed to provide long-term capital growth.

WHAT ARE THE TECHNOLOGY FUND'S MAIN INVESTMENT STRATEGIES?

The Fund mainly invests in equity securities of companies that have developed, or are expected to develop, products, processes, or services that will provide significant technological advances and improvements, as well as companies whose processes or services will benefit from such advances and improvements. These companies may include, for example, companies that develop, produce or distribute products in the computer, electronics, communications, healthcare, and biotechnology sectors. In selecting investments, Banc One Investment Advisors searches for companies (regardless of size) whose stocks appear to be trading below their true value. The Fund also will invest in companies that are positioned for accelerated growth or higher earnings. For more information about the Technology Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TECHNOLOGY FUND?

The main risks of investing in the Technology Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Technology Fund will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Technology Fund.

         Securities Of Technology Companies: The Fund's performance is closely tied to and affected by the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. In addition, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result the Fund's returns may be considerably more volatile than the returns of other mutual funds that do not invest in companies in the technology sector.

         Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund.

         Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or technology stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

         Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities (like mortgage-backed securities) is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.

         Not Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund's investments are concentrated in the technology sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the technology sector of the economy.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund began operations on __, 1999 and does not have a full calendar year of investment returns at the date of this Prospectus.

FEES AND EXPENSES OF THE TECHNOLOGY FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


--------------------------------------------------- --------------- ------------- --------------- -----------------
SHAREHOLDER FEES (fees paid directly from your         CLASS A          CLASS B     CLASS C           CLASS I
investment)(1)

Maximum Sales Charge                                  5.25%              none         none              none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none(2)          5.00%       1.00%              none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none             none         none              none

Exchange Fee                                            none             none         none              none


ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(3)
Investment Advisory Fees                                1.00%          1.00%         1.00%            1.00%

Distribution [and/or
Service] (12b-1) Fees                                    .35%          1.00%         1.00%             none

 Other Expenses                                          .50%           .50%          .50%             .50%

Total Annual Fund Operating                             1.85%          2.50%         2.50%            1.50%
Expenses

Fee Waiver and/or Expense                               (.30%)         (.20%)        (.20%)           (.20%)
Reimbursement(4)

Net Expenses                                            1.55%          2.30%         2.30%            1.30%

----------------------------- --------------------- --------------- ------------- ------------- -------------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Expense Information has been restated to reflect current fees.

(4) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.55% for Class A shares, 2.30% for Class B shares, 2.30% for Class C shares, and 1.30% for Class I shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR IF YOU CONTINUE TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.


----------------- ---------------- -------------------------------- -------------------------------- ----------------
                      CLASS A                 CLASS B(2)                        CLASS C                  CLASS I
                                   Assuming no     Assuming         Assuming no      Assuming
                                   redemption      redemption at    redemption       redemption at
                                                   the                               the end of
                                                   end of each                       each period
                                                   period
1 Year(1)             $674             $233            $733             $233             $333            $132
3 Years               $1,049           $760            $1,060           $760             $760            $454
5 Years               $1,447           $1,313          $1,513           $1,313           $1,313          $800
10 Years              $2,557           $2,661          $2,661           $2,821           $2,821          $1,773
----------------- ---------------- --------------- ---------------- ---------------- --------------- ----------------

(1) Without contractual fee waivers, 1 Year expenses would be as follows:

     Class A                       $703
     Class B (no redemption)       $253
     Class B (with redemption)     $753
     Class C (no redemption)       $253
     Class C (with redemption)     $353
     Class I                       $153

(2) Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

MORE ABOUT THE FUND

The Fund described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This Prospectus describes a mutual fund that is designed to provide long-term growth of capital. The principal investment strategies that are used to meet the Fund's investment objective are described in Fund Summary: Investments, Risk, & Performance in the front of this prospectus. They are also described below.



- The Fund normally invests at least 65% of its total assets in common and preferred stocks, rights, warrants, convertible securities, and other equity securities that develop or benefit from significant technological advancements or improvements.

- Up to 35% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the technology industry.

- The Fund may also invest up to 25% of its net assets in the securities of foreign issuers.

-    The Fund also may engage in securities lending.

-    Not all the securities purchased by the Fund will pay dividends.

There can be no assurance that the Fund will achieve its investment objectives. Please note that the Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information..

INVESTMENT RISKS. The risks associated with investing in the Technology Fund are described below and in Fund Summary: Investments, Risk, & Performance at the front of this prospectus.

SECURITIES OF TECHNOLOGY COMPANIES: The Fund invests a significant portion of its assets in the securities of companies in the technology sector. Because of this focus, the Fund's performance is closely tied to and affected by this sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the Fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result the Fund's returns may be considerably more volatile than the returns of other mutual funds that do not invest in securities of technology companies.

DERIVATIVES. The Funds may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

        ------------------------------------------------------------------------

                             WHAT IS A DERIVATIVE?

         Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

        ------------------------------------------------------------------------

For more information about risks associated with the types of investments that the Technology Fund purchases, please read Fund Summary: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.


INVESTMENT POLICIES

The Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Fund. The full text of the fundamental policies can be found in the Statement of Additional Information.

The Fund may not:

1. Purchase an issuer's securities if as a result more than 25% of its total assets would be invested in the securities of that issuer. This restriction applies with respect to 50% of the Fund's total assets. With respect to the remaining 50% of the Fund's total assets, it may not purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries (except the technology sector). This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO QUALITY. Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to securities. Equity securities, which will make up the bulk of the Fund's investments, are not rated by rating organizations. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Fund only purchases securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities.

RATINGS OF THE FUND'S SECURITIES

- Corporate bonds generally will be rated in one of the three highest investment grade categories.

- Banc One Investment Advisors reserves the right to invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS To respond to unusual market conditions, the Fund may invest all or most of its assets in Cash and CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objectives.

         -----------------------------------------------------------------------

                           WHAT IS A CASH EQUIVALENT?

          Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.

         -----------------------------------------------------------------------

PORTFOLIO TURNOVER.

The Fund may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-    The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Eve, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

-    Purchase orders may be cancelled by the Fund's Custodian, State Street
     Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

-    Class A, Class B and Class C shares are available to the general public.

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.

One Group Fund Direct IRA and 403(b). One Group offers retirement plans. These plans allows participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

-    Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

          - A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.       Decide how much you want to invest.

      - The minimum initial investment is $1,000 per Fund ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

      -  Subsequent investments must be at least $25 per Fund.

      - You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled WHAT KIND OF SHARES CAN I BUY? provides information that can help you choose the appropriate share class.

      -  The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire) payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

         Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

         If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

5. All checks must be in U.S. dollars. One Group does not accept "third party checks." Checks made payable to any individual and endorsed to One Group Mutual Funds are considered third party checks.

         All checks must be payable to one of the following:

         -  One Group Mutual Funds;

         -  State Street Bank and Trust Company; or

         -  the specific Fund in which you are investing.

         Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

      - Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

      - Authorize a bank transfer or initiate a wire transfer to the following wire address:

              State Street Bank and Trust Company
              Attn: Custody & Shareholder Services
              ABA 011 000 028
              DDA 99034167
              FBO One Group Fund (ex: One Group Technology --A)
              Your Account Number (ex: 123456789)
              Your Account Registration (ex: John Smith & Mary Smith, JTWROS)


      - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

      - You may revoke your right to make purchases over the telephone by sending a letter to:

              State Street Bank and Trust Company
              c/o One Group
              P.O. Box 8528
              Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000 per Fund, but minimum automatic additions are only $25 per Fund. The One Group Services Company may waive these minimums.
To establish a Systematic Investment Plan:

      - Select the "Systematic Investment Plan" option on the Account Application Form.

      - Provide the necessary information about the bank account from which your investments will be made.

      - Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) calendar days.

      - One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

      - You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

      - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

      - You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

      - Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

      - If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group Mutual Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources.

CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                        SALES CHARGE                 SALES CHARGE                     COMMISSION
                                        AS A % OF THE                   AS A %                          AS A %
AMOUNT OF PURCHASES                    OFFERING PRICE             OF YOUR INVESTMENT               OF OFFERING PRICE
-------------------                    --------------             ------------------               -----------------
Less than $50,000                            5.25%                         5.54%                         4.75%
$50,000-$99,999                              4.50%                         4.71%                         4.05%
$100,000-$249,999                            3.50%                         3.63%                         3.05%
$250,000-$499,999                            2.50%                         2.56%                         2.05%
$500,000-$999,999                            2.00%                         2.04%                         1.60%
$1,000,000*                                  0.00%                         0.00%                         0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------

                              0-1                                                           5.00%
                              1-2                                                           4.00%
                              2-3                                                           3.00%
                              3-4                                                           3.00%
                              4-5                                                           2.00%
                              5-6                                                           1.00%
                          more than 6                                                       0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------

                              0-1                                                           1.00%
                       After first year                                                      none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

   - The Fund assumes that all purchases made in a given month were made on the first day of the month.

   - The CDSC is based on the current market value or the original cost of the shares, whichever is less.

   - No CDSC is not imposed on share appreciation, nor is a CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

   - To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

   - If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12B-1 FEES. 12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

-  The 12b-1 fees vary by share class as follows:

      1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

      2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

      3. There are no 12b-1 fees for Class I shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

         - The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

         - The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

- Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.


WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

      -  One Group.

      -  Bank One Corporation and its subsidiaries and affiliates.

      -  The One Group Services Company and its subsidiaries and affiliates.

      - State Street Bank and Trust Company and its subsidiaries and affiliates.

      - Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

      - An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.       Bought by:

      - Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

      - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

      - Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

      - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.       Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. If you withdraw no more than 10% of the value of your account in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class B shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. If you withdraw no more than 10% of the value of your account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Exchanged for Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.


EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

      - Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

      - Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

      - Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

      - Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

      -  State Street Bank and Trust Company receives the request by 4:00 p.m.,
         ET.

      - You have provided One Group with all of the information necessary to process the exchange.

      - You have received a current prospectus of the Fund or Funds in which you wish to invest.

      -  You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

      - You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

      -  You will pay a sales charge if you bought Class A shares of a Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

      - If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

      - An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

      - An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

      -  You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

      - To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

      - Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

      - In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

         - Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

      - Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         One Group
         c/o State Street Bank and Trust Company
         P.O. Box 8528
         Boston, MA 02266-8528

      -  All requests for redemptions from IRA accounts must be in writing.

      - You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

      - State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.       the redemption is for $50,000 worth of shares or less;

         2.       the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.       a designated commercial bank; or

         2.       your Shareholder Servicing Agent.

   - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

   - Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

      - If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

      - If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

   - Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

   - Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

   - State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

   - One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

   -  REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

   - Select the "Systematic Withdrawal Plan" option on the Account Application Form.

   -  Specify the amount you wish to receive and the frequency of the payments.

   -  You may designate a person other than yourself as the payee.

   -  There is no charge for this service.

   -  If you select this option, please keep in mind that:

         1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

         2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10%of your account value annually, measured from the date you begin participating in the Plan. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% annually. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.

         3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

         4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

   - Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

   - If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

   - Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

   -  One Group may suspend your ability to redeem when:

         1.       Trading on the New York Stock Exchange ("NYSE") is restricted.

         2.       The NYSE is closed (other than weekend and holiday closings).

         3.       The SEC has permitted a suspension.

         4.       An emergency exists.

         The Statement of Additional Information offers more details about this process.

         - You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Fund generally declares dividends on the last business day of each quarter. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call The One Group Services Company at 1-800-480-4111 to make this change.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

TAXATION OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111 or visit www.onegroup.com.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.



ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the
average daily net assets of the Fund. The Fund began operations on             ,
1999 and does not have a full fiscal year of advisory fees. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to 1.00% of the assets of the Fund.

THE FUND MANAGERS

The Fund is managed by a team of Fund managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign sub-custodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

This section normally would include Financial Highlights for the Fund. Because the Fund had not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

                                   APPENDIX A
                                   ----------


INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.
Following the table is a more complete discussion of risk.




INSTRUMENT                                                    RISK TYPE
----------                                                    ---------

U.S. TREASURY OBLIGATIONS: Bills, notes,                       Market
bonds, STRIPS, and CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                       Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities                  Market
issued by agencies and instrumentalities of                    Credit
the U.S. Government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments                Market
with a stated maturity.                                        Credit
                                                              Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by              Liquidity
a bank in exchange for the deposit of funds.                   Credit
                                                               Market

COMMON STOCK: Shares of ownership of a company.                Market

REPURCHASE AGREEMENTS: The purchase of a security              Credit
and the simultaneous commitment to return the                  Market
security to the seller at an agreed upon price                Liquidity
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security          Market
and the simultaneous commitment to buy the security           Leverage
back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.


SECURITIES LENDING: The lending of up to 33 1/3%               Credit
of the Fund's total assets. In return the Fund                 Market
will receive cash, other securities, and/or                   Leverage
letters of credit as collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                Market
Purchase or contract to purchase securities                   Leverage
at a fixed price for delivery at a future date.               Liquidity
                                                               Credit

INVESTMENT COMPANY SECURITIES: Shares of other                 Market
mutual funds, including One Group money market funds and shares of other money market funds for which Banc One Investment Advisors serves as

INSTRUMENT                                                        RISK TYPE
----------                                                        ---------

investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock                   Market
that convert to common stock.                                      Credit


CALL AND PUT OPTIONS: A call option gives the buyer              Management
the right to buy, and obligates the seller of the                 Liquidity
option to sell, a security at a specified price. A                 Credit
put option gives the buyer the right to sell, and                  Market
obligates the seller of the option to buy, a security             Leverage
at a specified price. The Funds will sell only covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing                Management
for the future sale and purchase of a specified                    Market
amount of a specified security, class of securities,               Credit
or an index at a specified time in the future and                 Liquidity
at a specified price.                                             Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled                   Liquidity
investment vehicles which invest primarily in                    Management
income producing real estate or real estate                        Market
related loans or interest.                                       Regulatory
                                                                     Tax
                                                                 Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time                    Credit
drafts drawn on and accepted by a commercial bank.                Liquidity
Maturities are generally six months or less.                       Market

COMMERCIAL PAPER: Secured and unsecured short-term                 Credit
promissory notes issued by corporations and other                 Liquidity
entities. Maturities generally vary from a few                     Market
days to nine months.

FOREIGN SECURITIES: Stocks issued by foreign companies,            Market
as well as commercial paper of foreign issuers                    Political
and obligations of foreign banks, overseas branches               Liquidity
of U.S. banks and supranational entities. Includes           Foreign Investment
American Depository Receipts.

RESTRICTED SECURITIES: Securities not registered                  Liquidity
under the Securities Act of 1933, such as privately                Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                Credit
with interest rates which are reset daily, weekly,                Liquidity
quarterly or some other period and which may be                    Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                        Market
preferred stock or bonds, that give the holder                     Credit
the right to buy a proportionate amount of common stock at a specified price.

PREFERRED STOCK: A class of stock that                             Market
generally pays a dividend at a specified rate and has preference over common stock in

INSTRUMENT                                                        RISK TYPE
----------                                                        ---------

the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations                     Pre-payment
secured by real estate loans and pools of loans.                   Market
These include collateralized mortgage obligations                  Credit
("CMOs"), Real Estate Mortgage Investment Conduits               Regulatory
("REMICs") and Stripped Mortgage-Backed Securities
("SMBS").

CORPORATE DEBT SECURITIES: Corporate bonds and                     Market
non-convertible debt securities.                                   Credit

SWAPS, CAPS AND FLOORS: A Fund may enter into                    Management
these transactions to manage its exposure to                       Credit
changing interest rates and other factors. Swaps                  Liquidity
involve an exchange of obligations by two                          Market
parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures                  Management
contracts and other financial products continue                    Credit
to be developed and the Funds may invest in such                   Market
options, contracts and products.                                  Liquidity

INDEX SHARES: Ownership interest in unit investment trusts         Market
and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular index including Standard
& Poor's Depository Receipts ("SPDRs") and Nasdaq-100s.

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         - Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         - Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- Pre-Payment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

If you want more information about the Fund, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1 800-480-4111 or by writing the Fund at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Fund from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.

ONE GROUP(R) MUTUAL FUNDS




ONE GROUP(R) TAX-EXEMPT MONEY MARKET FUND
NOVEMBER 1, 1999






The Securities and Exchange
Commission has not approved or
disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
  One Group Tax-Exempt Money Market Fund

MORE ABOUT THE FUND
  Principal Investment Strategies
  Investment Risks
  Investment Policies
  Portfolio Quality and Maturity

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
  Purchasing Fund Shares
  Exchanging Fund Shares
  Redeeming Fund Shares

SHAREHOLDER INFORMATION
  Shareholder Information
  Dividend Policies
  Tax Treatment of Shareholders
  Shareholder Inquires

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
  The Advisor
  Year 2000 Readiness Disclosure

FINANCIAL HIGHLIGHTS

APPENDIX A: INVESTMENT PRACTICES

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP TAX-EXEMPT MONEY MARKET FUND

WHAT IS THE GOAL OF THE TAX-EXEMPT MONEY MARKET FUND?

The Fund seeks as high a level of current interest income free of Federal income tax as is consistent with the preservation of capital, maintenance of liquidity and relative stability of principal.

WHAT ARE THE TAX-EXEMPT MONEY MARKET FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in high quality, short-term money market instruments. These instruments consist primarily of municipal securities, certificates of deposit and commercial paper. The Fund will comply with Securities and Exchange ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry. For more information about the Tax-Exempt Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

WHAT ARE MUNICIPAL SECURITIES?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The securities are issued to raise funds for various public and private purposes.

HOW WILL MY INVESTMENT BE TAXED?

Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the Federal alternative minimum tax for individuals. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TAX-EXEMPT MONEY MARKET FUND?

The main risks of investing in the Tax-Exempt Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About One Group Mutual Funds" and "Investment Risks."

         Credit Risk. Because the Fund only invests in high quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

         Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

         Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

         Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


HOW HAS THE TAX-EXEMPT MONEY MARKET FUND PERFORMED?

The Tax-Exempt Money Market Fund was not in operation as of June 30, 1998. Therefore, the performance that normally would be provided in this section is unavailable. However, to obtain the Fund's current yield information, please call toll-free 1-877-691-1118.

FEES AND EXPENSES OF THE TAX-EXEMPT MONEY MARKET FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your         CLASS I       CLASS S
investment)(1)                                         -------       -------

Maximum Sales Charge                                    none           none
(Load) Imposed on Purchases
(as a percentage of
offering price)

Maximum Deferred Sales                                  none           none
Charge (Load)(as a
percentage of original
purchase price of
redemption proceeds, as
applicable)

Redemption Fee                                          none           none

Exchange Fee                                            none           none

ANNUAL FUND OPERATING EXPENSES (expenses                .10%           .10%
that are deducted from Fund assets)

Investment Advisory Fees

Distribution [and/or                                    none           none
Service] (12b-1) Fees

 Other Expenses                                         .18%           .40%

Total Annual fund Operating                             .25%           .50%
Expenses

Fee Waiver and/or Expense                              (.07%)         (.15%)
Reimbursement(2)
                                                        .18%           .35%
Net Expenses
----------------------------- --------------------- ------------- --------------

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

(2) Banc One Investment Advisors Corporation and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .18% for Class I shares and .35% for Class S shares for the period beginning November 1, 1999 and ending on October 31, 2000.

EXAMPLE: THE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND REFLECT WHAT YOU WOULD PAY IF YOU EITHER REDEEMED ALL OF YOUR SHARES OR CONTINUED TO HOLD THEM AT THE END OF THE PERIODS SHOWN. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN BELOW. THERE IS NO SALES CHARGE (LOAD) ON REINVESTED DIVIDENDS.

-------------------- ------------------ -------------------
                          CLASS I            CLASS S
-------------------- ------------------ -------------------
1 Year(1)                   $ 18               $ 36
3 Years                     $ 73               $145
5 Years                     $134               $264
10 Years                    $311               $613
----------------------------- -----------------------------

1 Without contractual fee waivers, 1 Year expenses for Class I shares would be $26 and for Class S shares would be $51.

MORE ABOUT THE FUND

The fund described in this Prospectus is a series of One Group Mutual Funds ("One Group") and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors"). For more information about One Group and Banc One Investment Advisors, please read "Management of the Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual fund described in this Prospectus are designed to produce high current interest income free of Federal tax consistent with the preservation of capital, maintenance of liquidity and stability of principal. The principal investment strategies that are used to meet the Fund's investment objective are described in Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. They are also described below.

There can be no assurance that the Fund will achieve its investment objective. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

         ONE GROUP TAX-EXEMPT MONEY MARKET FUND. The Fund invests only in U.S.
               dollar denominated securities.
         - The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.
         -     Each security held by the Fund will mature in 397 days or less.
         - The Fund will acquire only those securities that present minimal credit risks.
         - The Fund invests exclusively in money market instruments. These include, but are not limited to:
                  1. U.S. Treasury obligations and obligations issued or guaranteed by U.S. agencies or instrumentalities.
                  2.   mortgage backed securities.
                  3.   commercial paper.
                  4.   bank obligations and deposit notes.
                  5.   notes/bonds.
                  6.   medium term notes.
                  7.   funding agreements.
                  8.   domestic or Yankee or Euro certificates of deposit.
         - The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from Federal personal income tax.

         - The Fund invests at least 80% of its net assets in municipal securities.

          ----------------------------------------------------------------------
                       What is Average Weighted Maturity?

          Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

          ----------------------------------------------------------------------

INVESTMENT RISKS

The main risks associated with investing in the Tax-Exempt Money Market Fund are described in the Fund Summaries: Investments, Risk & Performance in the front of this Prospectus. Additional risks are described below.

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

PREPAYMENT AND CALL RISK: As part of its investment strategy, the Tax-Exempt Money Market Fund invests in mortgage-backed and asset-backed securities. These securities are subject to prepayment and all risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities volatile. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. The Fund may fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

DERIVATIVES. The Tax-Exempt Money Market Fund may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks.


                  ---------------------------------------------------------
                                   WHAT IS A DERIVATIVE?

                  Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

                  ---------------------------------------------------------

For more information about risks associated with the types of investments that the Institutional Money Market Funds purchase, please read the Fund Summaries:
Investments, Risk & Performance, Appendix A and the Statement of Additional Information.

INVESTMENT POLICIES

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

The Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.

3. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

4. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.

5. Will not mortgage, pledge or hypothecate any assets, except in connection with borrowing specified in 4 above and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

6. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U. S. government or its agencies or instrumentalities, domestic bank certificates of deposit or banker's acceptances, and repurchase agreements involving such securities, municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities

Additional investment policies can be found in the Statement of Additional Information.


ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

PORTFOLIO QUALITY AND MATURITY. The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a money market fund's assets (although there is no limit on government securities).

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

-        The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHO MAY PURCHASE FUND SHARES?

Fund shares may be purchased by:

- Institutional investors and other accredited investors, including affiliates of BANK ONE CORPORATION, that have opened accounts with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

- If you have questions about eligibility, please call The One Group Services Company at 1-877-691-1118.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays:
         New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, Christmas Eve and Christmas.

- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services Company before 5:00 p.m. ET.

- In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before 4:00 p.m. ET, on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

- Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We refer to these entities as "Intermediaries".

- Class S shares are available to Intermediaries purchasing shares on behalf of investors requiring additional services.

HOW MUCH DO SHARES COST?

-        Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Fund uses its best efforts to maintain its NAV at $1.00, although there is no guarantee that it will be able to do so.

-        NAV is calculated each business day as of  5:00 p.m. ET.

HOW DO I OPEN AN ACCOUNT?

1.       Read the prospectus carefully.

2.       Decide how much you want to invest.

         - The minimum initial investment is $1,000,000. You also must maintain a minimum account balance of $1,000,000.

         -    Subsequent investments must be at least $5,000.

         -    The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and authorize a bank transfer or initiate a wire transfer payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-877-691-1118 to relay your purchase instructions.

- Authorize a bank transfer or initiate a wire transfer payable to "One Group" to State Street Bank and Trust Company to the following wire address:

         State Street Bank & Trust Company
         Attn: Custody & Shareholder Services
         ABA 011 000 028
         DDA 99034167
         FBO One Group Fund (ex: One Group Institutional Prime Money Market
         Fund)
         Your Account Number (ex: 123456789)
         Your Account Registration (ex: ABC Corporation)

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- You may revoke your right to make purchases over the telephone by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528


EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may exchange your shares for shares of any other One Group Institutional Money Market Fund.

- One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

- One Group Funds offers a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-877-691-1118.

-        One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

-        State Street Bank and Trust Company receives the request by 3:00 p.m.
         ET.

- You have provided One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

-        You have contacted your Shareholder Servicing Agent, if necessary.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between Funds is considered a sale and may result in a capital gain or loss for Federal income tax purposes.

-        You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Fund is open for business.

- Redemption requests received by The One Group Services Company before 5:00 p.m. ET will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

- You may request redemption forms by calling The One Group Services Company at 1-877-691-1118

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.   the redemption is for $50,000 worth of shares or less;

         2.   the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.   A designated commercial bank; or

         2.   Your Shareholder Servicing Agent.

- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Fund will attempt to honor requests for same day payment if the request is received before 5:00 p.m. ET. If redemption requests are received after those times, the Fund will attempt to wire payment the next business day.

WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Fund is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- You will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or The One Group Services Company at 1-877-691-1118 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- Generally, all redemptions will be for cash. However, if you redeem shares worth 3% or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.

-        One Group may suspend your ability to redeem when:

         1.   Trading on the NYSE is restricted.

         2.   The NYSE is closed (other than weekend and holiday closings).

         3.   The SEC has permitted a suspension.

         4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax adviser before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS

Dividends payable on Class I shares will be more than those payable on Class S shares. This is because Class S shares have higher expenses.

The Fund generally declares dividends each business day. Dividends are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You may change the way you receive dividends and distributions by calling The One Group Services Company at 1-877-691-1118.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

TAXATION OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income. The Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for federal state and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

TAX INFORMATION

The Form 1099 that is mailed to eligible taxpayers in January details dividends and their federal tax category. Even though the Fund provides this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-877-691-1118 or visit www.onegroup.com.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

MANAGEMENT OF ONE GROUP MUTUAL FUNDS

THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 71021, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to One Group Mutual Funds since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $126 billion in assets.


YEAR 2000 READINESS DISCLOSURE

The services provided to One Group by Banc One Investment Advisors and other service providers (including foreign sub-custodians and depositories) are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities, trades, pricing and account services. Banc One Investment Advisors and One Group's other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems they use. The Funds have no reason to believe these steps will not be sufficient to avoid any material adverse impact on One Group, although there can be no assurances. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to Banc One Investment Advisors and One Group's other service providers at this time but could have a material adverse impact on the operations of One Group, Banc One Investment Advisors, The One Group Services Company and One Group's other service providers.

In addition, companies in which the Fund invests may experience Year 2000 problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.

                                   APPENDIX A
                                   ----------

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.


INSTRUMENT                                                                                                     RISK TYPE
----------                                                                                                     ---------
U.S. TREASURY OBLIGATIONS: Bills, notes, and bonds.                                                             Market

TREASURY RECEIPTS: TRs, TIGRS, and CATS.                                                                        Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and                                            Market
instrumentalities of the U.S. Government. These include Ginnie Mae,                                             Credit
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.                                         Market
                                                                                                                Credit
                                                                                                               Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange                                            Liquidity
for the deposit of funds.                                                                                       Credit
                                                                                                                Market

REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous                                          Credit
commitment to return the security to the seller at an agreed upon price                                         Market
on an agreed upon date. This is treated as a loan.                                                             Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other money market mutual funds,                                       Market
including One Group money market funds and shares of other money market mutual funds for which Banc One Investment Advisors serves as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

EXTENDABLE COMMERCIAL NOTES: Variable rate notes which normally mature                                          Market
within a short period of time (e.g., 1 month) but which may be extended                                         Credit
by the issuer for a maximum maturity of thirteen months.                                                       Liquidity

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted                                    Credit
by a commercial bank. Maturities are generally six months or less.                                             Liquidity
                                                                                                                Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory notes                                             Credit
issued by corporations and other entities. Maturities generally vary                                           Liquidity
from a few days to nine months.                                                                                 Market

FOREIGN SECURITIES: Commercial paper of foreign issuers and obligations                                         Market
of foreign banks, overseas branches of U.S. banks and                                                          Political
supranational entities.                                                                                        Liquidity
                                                                                                          Foreign Investment

RESTRICTED SECURITIES: Securities not registered under the Securities Act                                      Liquidity
of 1933, such as privately placed commercial paper and Rule 144A securities.                                    Market

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates                                         Market
which are reset daily, weekly, quarterly or some other period and                                               Credit
which may be payable to the Fund on demand.                                                                    Liquidity

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans                                     Pre-Payment
and pools of loans. These include collateralized mortgage obligations ("CMOs")                                  Market
and Real Estate Mortgage Investment Conduits ("REMICs").                                                        Credit
                                                                                                              Regulatory

DEMAND FEATURES: Securities that are subject to puts and standby commitments                                    Market
to purchase the securities at a fixed price (usually with accrued interest)                                    Liquidity
within a fixed period of time following demand by a Fund.                                                     Management

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain                           Market
funds for various public purposes. Municipal securities include private                                         Credit
activity bonds and industrial development bonds, as well as General Obligation                                 Political
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation                                      Tax
Notes, other short-term tax-exempt obligations, municipal leases, and                                         Regulatory
obligations of municipal housing authorities and single family revenue bonds.

PARTICIPATION INTERESTS: Interests in municipal securities, including municipal                                 Credit
leases, from financial institutions such as commercial and investment                                            Tax
banks, savings and loan associations and insurance companies. These                                             Market
interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from Federal Income
Tax.

ASSET-BACKED SECURITIES: Securities secured by company receivables,                                           Pre-payment
home equity loans, truck and auto loans, leases, credit card receivables                                        Market
and other securities backed by other types of receivables                                                       Credit
or other assets.                                                                                              Regulatory

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111 or by writing the Funds at:

         One Group(R) Mutual Funds
         3435 Stelzer Road
         Columbus, Ohio 43219

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-800-SEC-0330). You can also get reports and other information about the Funds from the SEC's web site at http://www.sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 and paying a copying charge.



 (Investment Company Act File No. 811-4236)

                       STATEMENT OF ADDITIONAL INFORMATION

                            ONE GROUP(R) MUTUAL FUNDS


              ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
               (THE "U.S. TREASURY SECURITIES MONEY MARKET FUND")
        ONE GROUP PRIME MONEY MARKET FUND (THE "PRIME MONEY MARKET FUND")
    ONE GROUP MUNICIPAL MONEY MARKET FUND (THE "MUNICIPAL MONEY MARKET FUND") ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND (THE "OHIO MUNICIPAL MONEY MARKET
                                     FUND")

                  ONE GROUP BALANCED FUND (THE "BALANCED FUND")
          ONE GROUP LARGE CAP GROWTH FUND (THE "LARGE CAP GROWTH FUND")
           ONE GROUP LARGE CAP VALUE FUND (THE "LARGE CAP VALUE FUND")
            ONE GROUP MID CAP GROWTH FUND (THE "MID CAP GROWTH FUND")

   ONE GROUP INTERNATIONAL EQUITY INDEX FUND (THE "INTERNATIONAL EQUITY INDEX
                                     FUND")

             ONE GROUP MID CAP VALUE FUND (THE "MID CAP VALUE FUND")
              ONE GROUP EQUITY INDEX FUND (THE "EQUITY INDEX FUND")
             ONE GROUP EQUITY INCOME FUND (THE "EQUITY INCOME FUND")
        ONE GROUP DIVERSIFIED EQUITY FUND (THE "DIVERSIFIED EQUITY FUND")
          ONE GROUP SMALL CAP GROWTH FUND (THE "SMALL CAP GROWTH FUND")
         ONE GROUP INTERMEDIATE BOND FUND (THE "INTERMEDIATE BOND FUND")

               ONE GROUP INCOME BOND FUND (THE "INCOME BOND FUND")
           ONE GROUP GOVERNMENT BOND FUND (THE "GOVERNMENT BOND FUND")

     ONE GROUP ULTRA SHORT-TERM BOND FUND (THE "ULTRA SHORT-TERM BOND FUND")
           ONE GROUP SHORT-TERM BOND FUND (THE "SHORT-TERM BOND FUND")
         ONE GROUP TREASURY & AGENCY FUND (THE "TREASURY & AGENCY FUND")
           ONE GROUP HIGH YIELD BOND FUND (THE "HIGH YIELD BOND FUND")



   ONE GROUP INTERMEDIATE TAX-FREE BOND FUND (THE "INTERMEDIATE TAX-FREE BOND

                                     FUND")
          ONE GROUP MUNICIPAL INCOME FUND (THE "MUNICIPAL INCOME FUND")
                      ONE GROUP ARIZONA MUNICIPAL BOND FUND
                       (THE "ARIZONA MUNICIPAL BOND FUND")
                                 ONE GROUP WEST
     VIRGINIA MUNICIPAL BOND FUND (THE "WEST VIRGINIA MUNICIPAL BOND FUND")
                     ONE GROUP LOUISIANA MUNICIPAL BOND FUND
                      (THE "LOUISIANA MUNICIPAL BOND FUND")
       ONE GROUP OHIO MUNICIPAL BOND FUND (THE "OHIO MUNICIPAL BOND FUND")

   ONE GROUP KENTUCKY MUNICIPAL BOND FUND (THE "KENTUCKY MUNICIPAL BOND FUND")

          ONE GROUP TREASURY ONLY MONEY MARKET FUND (THE "TREASURY ONLY
                               MONEY MARKET FUND")

                     ONE GROUP GOVERNMENT MONEY MARKET FUND
                      (THE "GOVERNMENT MONEY MARKET FUND")
                              ONE GROUP TAX-EXEMPT
             MONEY MARKET FUND (THE "TAX-EXEMPT MONEY MARKET FUND")
 ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND (THE "INSTITUTIONAL PRIME MONEY
                                  MARKET FUND")
           ONE GROUP INVESTOR GROWTH FUND (THE "INVESTOR GROWTH FUND")
  ONE GROUP INVESTOR GROWTH & INCOME FUND (THE "INVESTOR GROWTH & INCOME FUND")
         ONE GROUP INVESTOR BALANCED FUND (THE "INVESTOR BALANCED FUND")
     ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND (THE "INVESTOR CONSERVATIVE
                                  GROWTH FUND")

           ONE GROUP SMALL CAP VALUE FUND (THE "SMALL CAP VALUE FUND")

       ONE GROUP DIVERSIFIED MID CAP FUND (THE "DIVERSIFIED MID CAP FUND")
 ONE GROUP DIVERSIFIED INTERNATIONAL FUND (THE "DIVERSIFIED INTERNATIONAL FUND")
    ONE GROUP MARKET EXPANSION INDEX FUND (THE "MARKET EXPANSION INDEX FUND")
                      ONE GROUP BOND FUND (THE "BOND FUND")
 ONE GROUP SHORT-TERM MUNICIPAL BOND FUND (THE "SHORT-TERM MUNICIPAL BOND FUND")
             ONE GROUP TAX-FREE BOND FUND (THE "TAX-FREE BOND FUND")
   ONE GROUP MICHIGAN MUNICIPAL BOND FUND (THE "MICHIGAN MUNICIPAL BOND FUND") ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND (THE "MICHIGAN MUNICIPAL MONEY
                                  MARKET FUND")
 ONE GROUP CASH MANAGEMENT MONEY MARKET FUND (THE "CASH MANAGEMENT MONEY MARKET
                                     FUND")
    ONE GROUP TREASURY CASH MANAGEMENT MONEY MARKET FUND (THE "TREASURY CASH
                         MANAGEMENT MONEY MARKET FUND")
 ONE GROUP TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND (THE "TREASURY PRIME
                       CASH MANAGEMENT MONEY MARKET FUND")
     ONE GROUP U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
          (THE "U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET
                                     FUND")
   ONE GROUP MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND (THE "MUNICIPAL CASH
                         MANAGEMENT MONEY MARKET FUND")
               ONE GROUP REAL ESTATE FUND (THE "REAL ESTATE FUND")
                ONE GROUP TECHNOLOGY FUND (THE "TECHNOLOGY FUND")
   ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (THE "US GOVERNMENT
                       SECURITIES MONEY MARKET FUND") AND
      ONE GROUP TREASURY PRIME MONEY MARKET FUND (THE "TREASURY PRIME MONEY
                                 MARKET FUND")
                  (EACH A "FUND," AND COLLECTIVELY THE "FUNDS")

                                NOVEMBER 1, 1999

This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectuses dated November 1, 1999. This Statement of Additional Information is incorporated in its entirety into each Fund's Prospectus. The Annual Report for the Funds for the fiscal year ended June 30, 1999 will be incorporated by reference into this Statement of Additional Information pursuant to a filing made pursuant to Rule 485(b). A copy of the Annual Report and each Prospectus is available without charge by writing to The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 480-4111.

                                TABLE OF CONTENTS



                                                                                                            PAGE

THE TRUST
INVESTMENT OBJECTIVES AND POLICIES........................................................................
     Additional Information on Fund Instruments ..........................................................
         Asset-Backed Securities .........................................................................
         Bank Obligations ................................................................................
         Commercial Paper ................................................................................
         Common Stock ....................................................................................
         Convertible Securities ..........................................................................
         Demand Features .................................................................................
         Foreign Investments .............................................................................
              Risk Factors of Foreign Investments ........................................................
              Limitations on the Use of Foreign Investments ..............................................
         Foreign Currency Transactions ...................................................................
              Position Hedging ...........................................................................
              Forward Foreign Currency Exchange Contracts ................................................
              Foreign Currency Futures Contracts .........................................................
              Foreign Currency Options ...................................................................
              Foreign Currency Conversion ................................................................
              Other Foreign Currency Hedging Strategies ..................................................
              Risk Factors in Hedging Transactions .......................................................
         Futures and Options Trading .....................................................................
              Futures Contracts ..........................................................................
              Limitations on the Use of Futures Contracts ................................................
              Risk Factors in Futures Transactions .......................................................
              Options Contracts ..........................................................................
              Writing (Selling) Covered Calls ............................................................
              Purchasing Call Options ....................................................................
              Purchasing Put Options .....................................................................
              Secured Puts ...............................................................................
              Straddles and Spreads ......................................................................
              Risk Factors in Options Transactions .......................................................
              Limitations on the Use of Options ..........................................................
         Government Securities ...........................................................................
         High Quality Investments With Regard to the Money Market and
              Institutional Money Market Funds ...........................................................
         High Yield/High Risk Securities/Junk Bonds ......................................................
         Index Investing by the Equity Index, Market Expansion Index
              and International Equity Index Funds .......................................................
         Index Shares
         Investment Company Securities ...................................................................
         Loan Participations and Assignments .............................................................
         Mortgage-Related Securities .....................................................................
              Mortgage-Backed Securities (CMOs and REMICs) ...............................................
              Limitations on the Use of Mortgage Backed Securities .......................................
              Mortgage Dollar Rolls ......................................................................
              Stripped Mortgage Backed Securities ........................................................
              Adjustable Rate Mortgage Loans..............................................................
              Risk Factors of Mortgage-Related Securities ................................................
         Municipal Securities ............................................................................
              Risk Factors in Municipal Securities .......................................................
              Limitations on the Use of Municipal Securities .............................................
              Arizona Municipal Securities ...............................................................
              Kentucky Municipal Securities ..............................................................
              Louisiana Municipal Securities .............................................................
              Michigan Municipal Securities ..............................................................
              Ohio Municipal Securities ..................................................................
              West Virginia Municipal Securities .........................................................
         New Financial Products ..........................................................................
         PERCS ...........................................................................................

                                                                                                            PAGE

         Preferred Stock .................................................................................
         Real Estate Investment Trusts ("REITs")..........................................................
         Repurchase Agreements ...........................................................................
         Reverse Repurchase Agreements ...................................................................
         Restricted Securities ...........................................................................
         Securities Lending ..............................................................................
         Short-term Funding Agreements ...................................................................
         Structured Instruments ..........................................................................
         Swaps, Caps and Floors ..........................................................................
         Treasury Receipts ...............................................................................
         U.S. Treasury Obligations .......................................................................
         Variable and Floating Rate Instruments ..........................................................
         Warrants ........................................................................................
         When-Issued Securities and Forward Commitments ..................................................
     Ratings of Portfolio Securities
     Investment Restrictions .............................................................................
     Portfolio Turnover ..................................................................................
     Additional Tax Information Concerning All Funds .....................................................
     Additional Tax Information Concerning the Tax-Advantaged Funds ......................................
     Additional Tax Information Concerning the International Funds .......................................
     Foreign Tax Credit ..................................................................................
     Additional Tax Information Concerning the Funds of Funds ............................................
VALUATION
     Valuation of the Money Market and Institutional Money Market Funds ..................................
     Valuation of the Equity Funds, the Bond Funds and the Municipal
         Bond Funds ......................................................................................
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE
     NET ASSET VALUE .....................................................................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...........................................................
     Exchanges ...........................................................................................
     Redemptions..........................................................................................
MANAGEMENT OF THE TRUST ..................................................................................
     Trustees & Officers .................................................................................
     Investment Advisor and Sub-Advisors .................................................................
     Glass-Steagall Act ..................................................................................
     Portfolio Transactions ..............................................................................
     Administrator .......................................................................................
     Distribution Plan ...................................................................................
     Predecessor Funds' Distribution and Shareholder Servicing Plans .....................................
     Cash Compensation to Shareholder Servicing Agents
     Custodian, Transfer Agent and Dividend Disbursing Agent..............................................
     Subcustodian
     Experts
ADDITIONAL INFORMATION ...................................................................................
     Description of Shares ...............................................................................
     Shareholder and Trustee Liability ...................................................................
     Performance .........................................................................................
     Calculation of Performance Data .....................................................................
     Miscellaneous .......................................................................................
FINANCIAL STATEMENTS

                                    THE TRUST



              One Group Mutual Funds (the "TRUST") is an open-end management investment company. The Trust was formed as a Massachusetts Business Trust on May 23, 1985. The Trust changed its name from The One Group(R) to One Group Mutual Funds in March, 1999. The Trust consists of fifty-four series of units of beneficial interest ("SHARES") each representing interests in one of the following separate investment portfolios ("FUNDS"):

              Money Market Funds: The U.S. Treasury Securities Money Market Fund (formerly, the U.S. Treasury Money Market Portfolio), the Prime Money Market Fund, the Municipal Money Market Fund (formerly, the Tax-Free Obligations Portfolio) the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund (formerly, Pegasus Michigan Municipal Money Market Fund), the U.S. Government Securities Money Market Fund, and the Treasury Prime Money Market Fund (these seven Funds being collectively referred to as the "MONEY MARKET FUNDS"),

              Equity Funds: The Equity Income Fund (formerly, the Income Equity
           Fund), the Mid Cap Value Fund (formerly, the Disciplined Value Fund), the Mid Cap Growth Fund (formerly, the Growth Opportunities Fund and the Small Company Growth Fund), the Equity Index Fund, the International Equity Index Fund, the Large Cap Value Fund (formerly, the Large Company Value Fund and the Quantitative Equity Portfolio), the Large Cap Growth Fund (formerly, the Large Company Growth Fund), the Balanced Fund (formerly, the Asset Allocation Fund and the Flexible Balanced Portfolio), the Diversified Equity Fund (formerly, the Value Growth Fund), the Small Cap Growth Fund (formerly, the Small Capitalization Fund and the Gulf South Growth Fund), the Small Cap Value Fund (formerly, Pegasus Small-Cap Opportunity Fund), the Diversified Mid Cap Fund (formerly, Pegasus Mid-Cap Opportunity
           Fund), Diversified International Fund (formerly, Pegasus International Equity Fund), and the Market Expansion Index Fund (formerly, Pegasus Market Expansion Index Fund), the Real Estate Fund, and the Technology Fund (these sixteen Funds being collectively referred to as the "EQUITY FUNDS"),

              Bond Funds: The Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the Ultra Short-Term Bond Fund (formerly the Ultra Short-Term Income Fund and the Government ARM Fund), the Short-Term Bond Fund (formerly, the Limited Volatility Bond Fund), the Treasury & Agency Fund, the High Yield Bond Fund (formerly, the Income Fund) and the Bond Fund (formerly, Pegasus Bond Fund) (these eight Funds being collectively referred to as the "BOND FUNDS"),

              Municipal Bond Funds: The Intermediate Tax-Free Bond Fund, the Municipal Income Fund (formerly the Tax-Free Bond Fund), the Tax-Free Bond Fund (formerly, Pegasus Municipal Bond Fund), the Short-Term Municipal Bond Fund (formerly, Pegasus Short Municipal Bond Fund), the Ohio Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, the Louisiana Municipal Bond Fund, and the Michigan Municipal Bond Fund (formerly, Pegasus Michigan Municipal Bond Fund) (these ten Funds being collectively referred to as the "MUNICIPAL BOND FUNDS"),

              Institutional Money Market Funds: The Treasury Only Money Market Fund, the Government Money Market Fund, the Tax-Exempt Money Market Fund, the Institutional Prime Money Market Fund, the Cash Management Money Market Fund (formerly, Pegasus Cash Management Fund), the Treasury Cash Management Money Market Fund (formerly, Pegasus Treasury Cash Management Fund), the Treasury Prime Cash Management Money Market Fund (formerly, Pegasus Treasury Prime Cash Management
           Fund), the U.S. Government Securities Cash Management Money Market Fund (formerly, Pegasus U.S. Government Securities Cash Management
           Fund), and the Municipal Cash Management Money Market Fund (formerly, Pegasus Municipal

           Cash Management Fund) (these nine Funds being collectively referred to as the "INSTITUTIONAL MONEY MARKET FUNDS"),


              Funds of Funds: The Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund (these four Funds being collectively referred to as the "FUNDS OF FUNDS").


TAX-ADVANTAGED FUNDS: The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the Municipal Bond Funds, the Tax-Exempt Money Market Fund, and the Municipal Cash Management Money Market Fund are also referred to as the "TAX-ADVANTAGED FUNDS."

INTERNATIONAL FUNDS: The Diversified International Fund and the International Equity Index Fund are also referred to as the "INTERNATIONAL FUNDS."

CASH MANAGEMENT FUNDS: The Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund, and the Municipal Cash Management Money Market Fund are also referred to as the "CASH MANAGEMENT FUNDS."


DIVERSIFICATION. All of the Trust's Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 ACT"), except the following which are non-diversified:

1.  the Ohio Municipal Bond Fund,
2.  the Kentucky Municipal Bond Fund,
3.  the West Virginia Municipal Bond Fund,
4.  the Arizona Municipal Bond Fund,
5.  the Michigan Municipal Bond Fund,
6.  the Michigan Municipal Money Market Fund,
7.  the Ohio Municipal Money Market Fund,
8.  the Louisiana Municipal Bond Fund,
9.  the Real Estate Fund, and
10. the Technology Fund.

SHARE CLASSES. Shares in the Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) are generally offered in four separate classes: Class I Shares, Class A Shares, Class B Shares and Class C Shares. The following chart shows the share classes offered (or which are anticipated to be offered) by each of the Funds as of the date of this Statement of Additional Information:

---------------------------------------------------------------------------------------------------------------------------------
             FUND               Class A          Class B         Class C          Service          Class S          Class I
                                                                                   Class
---------------------------------------------------------------------------------------------------------------------------------
1.  Small Cap Growth            X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
2.  Small Cap Value             X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
3.  Mid Cap Growth              X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
4.  Mid Cap Value               X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
5.  Diversified Mid             X                X                X                                                  X
Cap
---------------------------------------------------------------------------------------------------------------------------------
6.  Large Cap Growth            X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
7.  Large Cap Value             X                X                X
---------------------------------------------------------------------------------------------------------------------------------
8.  Equity Income               X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
9.  Diversified Equity          X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
10. Balanced                    X                X                                                                   X
---------------------------------------------------------------------------------------------------------------------------------
11. Equity Index                X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
12. Market Expansion            X                X                X                                                  X
Index
---------------------------------------------------------------------------------------------------------------------------------
13. International               X                X                X                                                  X
Equity Index
---------------------------------------------------------------------------------------------------------------------------------
14. Diversified                 X                X                X                                                  X
International
---------------------------------------------------------------------------------------------------------------------------------
15. Real Estate                 X*               X*               X*                                                 X*
---------------------------------------------------------------------------------------------------------------------------------
16. Ultra Short-Term            X                X                                                                   X
Bond
---------------------------------------------------------------------------------------------------------------------------------
17. Short-Term Bond             X                X                                                                   X
---------------------------------------------------------------------------------------------------------------------------------
18. Intermediate Bond           X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
19. Bond                        X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
20. Income Bond                 X                X                                                                   X
---------------------------------------------------------------------------------------------------------------------------------
21. Government Bond             X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
22. Treasury & Agency           X                X                                                                   X
---------------------------------------------------------------------------------------------------------------------------------
23. High Yield Bond             X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
24. Short-Term                  X                X                                                                   X
Municipal Bond
---------------------------------------------------------------------------------------------------------------------------------
25. Intermediate Tax-           X                X                                                                   X
Free Bond
---------------------------------------------------------------------------------------------------------------------------------
26. Tax-Free Bond               X                X                                                                   X
---------------------------------------------------------------------------------------------------------------------------------
27. Municipal Income            X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
28. Arizona Municipal           X                X                                                                   X
Bond
---------------------------------------------------------------------------------------------------------------------------------
29. Kentucky                    X                X                                                                   X
Municipal Bond
---------------------------------------------------------------------------------------------------------------------------------
30. Louisiana                   X                X                                                                   X
Municipal Bond
---------------------------------------------------------------------------------------------------------------------------------
31. Michigan                    X                X                                                                   X
Municipal Bond
---------------------------------------------------------------------------------------------------------------------------------
32. Ohio Municipal              X                X                                                                   X
Bond
---------------------------------------------------------------------------------------------------------------------------------
33. West Virginia               X                X                                                                   X
Municipal Bond
---------------------------------------------------------------------------------------------------------------------------------
34. Investor Growth             X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
35. Investor Growth &           X                X                X                                                  X
Income
---------------------------------------------------------------------------------------------------------------------------------
36. Investor Balanced           X                X                X                                                  X
---------------------------------------------------------------------------------------------------------------------------------
37. Investor                    X                X                X                                                  X
Conservative Growth
---------------------------------------------------------------------------------------------------------------------------------
38. Cash Management             X                                                                                    X
Money Market
---------------------------------------------------------------------------------------------------------------------------------
39. Treasury Cash               X                                                                                    X
Management Money
Market
---------------------------------------------------------------------------------------------------------------------------------
40. Treasury Prime              X                                                                                    X
Cash Management Money
Market
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
             FUND               Class A          CLASS B         Class C          Service          Class S          CLASS I
                                                                                   Class
---------------------------------------------------------------------------------------------------------------------------------
41. U.S. Government             X                                                                                    X
Securities Cash
Management Money
Market
---------------------------------------------------------------------------------------------------------------------------------
42. Municipal Cash              X                                                                                    X
Management Money
Market
---------------------------------------------------------------------------------------------------------------------------------
43. Prime Money                 X                X                X                X                                 X
Market
---------------------------------------------------------------------------------------------------------------------------------
44. U.S. Treasury               X                X                X                X                                 X
Securities Money
Market
---------------------------------------------------------------------------------------------------------------------------------
45. Municipal Money             X                                 X                X                                 X
Market
---------------------------------------------------------------------------------------------------------------------------------
46. Michigan                    X                                 X                                                  X
Municipal Money Market
---------------------------------------------------------------------------------------------------------------------------------
47. Ohio Municipal              X                                 X                                                  X
Money Market
---------------------------------------------------------------------------------------------------------------------------------
48. Treasury Prime              X*                                X*               X*                                X*
Money Market
---------------------------------------------------------------------------------------------------------------------------------
49. U.S. Government             X*                                X*               X*                                X*
Securities Money
Market
---------------------------------------------------------------------------------------------------------------------------------
50. Institutional                                                                                   X**              X
Prime Money Market
---------------------------------------------------------------------------------------------------------------------------------
51. Treasury Only                                                                                   X**              X
Money Market
---------------------------------------------------------------------------------------------------------------------------------
52. Government Money                                                                                X**              X
Market
---------------------------------------------------------------------------------------------------------------------------------
53. Tax-Exempt Money                                                                                X*               X*
Market
---------------------------------------------------------------------------------------------------------------------------------
54. Technology                  X*               X*               X*                                                 X*
---------------------------------------------------------------------------------------------------------------------------------


* As of the date of this Statement of Additional Information, the Fund had not commenced operations.

** As of the date of this Statement of Additional Information, the shares had not commenced operations.


Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.


PEGASUS CONSOLIDATION. In March, 1999, the Funds of the Trust consolidated with the Pegasus Funds pursuant to an Agreement and Plan of Reorganization. Except for the Funds listed below, One Group Mutual Funds are considered to be the surviving funds for accounting purposes. The following list shows the name of the former Pegasus funds that are considered to be the surviving funds for accounting purposes and the current name of such Funds:

NAME OF FORMER PEGASUS FUND                                            ONE GROUP MUTUAL FUNDS' NAME
1.       Pegasus Multi-Sector Bond Fund                                1.       the Income Bond Fund
2.       Pegasus Intermediate Bond Fund                                2.       the Intermediate Bond Fund
3.       Pegasus Small-Cap Opportunity Fund                            3.       the Small Cap Value Fund
4.       Pegasus Mid-Cap Opportunity Fund                              4.       the Diversified Mid Cap Fund
5.       Pegasus International Equity Fund                             5.       the Diversified International
                                                                                Fund
6.       Pegasus Market Expansion Index Fund                           6.       the Market Expansion Index
                                                                                Fund
7.       Pegasus Bond Fund                                             7.       the Bond Fund
8.       Pegasus Short Municipal Bond Fund                             8.       the Short-Term Municipal Bond
                                                                                Fund
9.       Pegasus Municipal Bond Fund                                   9.       the Tax-Free Bond Fund
10.      Pegasus Michigan Municipal Bond Fund                          10.      the Michigan Municipal Bond
                                                                                Fund
11.      Pegasus Michigan Municipal Money                              11.      the Michigan Municipal Money
         Market Fund                                                            Market Fund
12.      Pegasus Cash Management Fund                                  12.      the Cash Management Money
                                                                                Market Fund
13.      Pegasus Treasury Cash Management Fund                         13.      the Treasury Cash Management
                                                                                Money Market Fund
14.      Pegasus Treasury Prime Cash                                   14.      the Treasury Prime Cash
         Management Fund                                                        Management Money Market Fund
15.      Pegasus U.S. Government Securities                            15.      the U.S. Government Securities
         Cash Management Fund                                                   Cash Management Money Market
                                                                                Fund
16.      Pegasus Municipal Cash Management Fund                        16.      the Municipal Cash Management
                                                                                Money Market Fund




These 16 Funds are collectively referred to as the PREDECESSOR FUNDS. Individual Predecessor Funds are identified in this Statement of Additional Information by their One Group Mutual Funds' names.

                       INVESTMENT OBJECTIVES AND POLICIES


         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS

ASSET-BACKED SECURITIES

         Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.



Prepayment Risks. These securities involve prepayment risk, which is the risk that the issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recoup any premium paid on asset-backed securities.



BANK OBLIGATIONS


         Bank obligations consist of bankers' acceptances, certificates of deposit, and demand and time deposits.


         Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

         Demand Deposits are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. TIME DEPOSITS are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.


COMMERCIAL PAPER

         Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds only purchase commercial paper that meets the following criteria.

         Bond Funds. The Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund and the Ultra Short-Term Bond Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Corporation ("S&P"), Aa or better by Moody's Investors Service, Inc. ("MOODY'S") or A2 or better by Fitch IBCA ("FITCH")) or if unrated, determined by Banc One Investment Advisors Corporation ("BANC ONE INVESTMENT ADVISORS") to be of comparable quality. The High Yield Bond Fund and the Income Bond Fund may purchase commercial paper in any rating category by at least one NRSRO, or, if unrated, determined by Banc One Investment Advisors or with respect to the High Yield Bond Fund, Banc One High Yield Partners, LLC (the "HIGH YIELD SUB-ADVISOR" or a "SUB-ADVISOR") to be of comparable quality.

         Municipal Bond Funds. The Municipal Bond Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Money Market Funds. The Money Market Funds (other than the U.S. Treasury Securities Money Market Fund), may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Institutional Money Market Funds. The Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund may purchase commercial paper rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Equity Funds. The Equity Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

COMMON STOCK

         Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

(Equity securities such as common stock will generally comprise no more than 10% of the High Yield Bond Fund's total assets).

CONVERTIBLE SECURITIES

         Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DEMAND FEATURES

         Some of the Funds may acquire securities that are subject to puts and standby commitments ("DEMAND FEATURES") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

         Under a "STAND-BY COMMITMENT," a dealer would agree to purchase, at a Fund's option, specified municipal securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

         The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

FOREIGN INVESTMENTS


         Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities.



         RISK FACTORS OF FOREIGN INVESTMENTS

         Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

         Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

         Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.


         Currency Risk. A substantial portion of the securities of the International Funds will be denominated in foreign currencies. In addition, the International Funds may hold funds in foreign currencies. Thus, the value of an International Fund's shares will be affected by changes in currency exchange rates. The value of the Fund's investments denominated in foreign currencies and any funds held in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by exchange control regulations or changes in exchange rates between foreign currencies and the U.S. dollar. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund to achieve its investment objective may depend, to a certain extent, on exchange rate movements.


         By investing in foreign securities, the International Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by a Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic equity and debt securities, will provide a source of increased diversification.

         The International Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends.

         o The international investments of the International Equity Index Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of the Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

         o The Diversified International Fund invests primarily in the securities of companies located in Europe, Asia and Latin America. The Fund may also invest in other regions and countries that present attractive investment opportunities, including developing countries. Because the Fund may invest over 25% of its total assets in a single country, political and economic developments in that country will have a greater impact on the performance of the Fund than would be the case if the Fund were more widely diversified.

         LIMITATIONS ON THE USE OF FOREIGN INVESTMENTS. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Equity Funds (with the exception of the International Funds) and the Income Bond, the High Yield Bond, the Bond and the Short-Term Bond Funds.

FOREIGN CURRENCY TRANSACTIONS

              The International Funds may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of any of the following, some of which also have been described above: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. The International Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the United States, a Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund's investments in foreign securities. The International Funds may enter into such transactions only in connection with hedging strategies.

              While a Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

              The International Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. Each International Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.


              Transaction Hedging. When the International Funds engage in transaction hedging, they enter into foreign currency transactions with respect to specific receivables or payables of the Funds generally arising in connection with the purchase or sale of their portfolio securities. The International Funds will engage in transaction hedging when they desire to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the International Funds will attempt to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.


              The International Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The International Funds may also enter into contracts to purchase or sell foreign currencies at a future date ("FORWARD CONTRACTS"). Although there is no current intention to do so, the International Funds reserve the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

              For transaction hedging purposes the International Funds may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

              POSITION HEDGING. When engaging in position hedging, the International Funds will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which Banc One Investment Advisors expects to purchase, when the Fund holds cash or short-term investments. In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. The International Funds may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the International Funds have no current intention to do so.


              The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

              It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, the International Funds may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

              Although the International Funds have no current intention to do so, the International Funds may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

              Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Funds own or expect to purchase or sell. They simply seek to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

              FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The International Funds, for hedging purposes only, may purchase forward foreign currency exchange contracts, which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

              The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

              At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

              FOREIGN CURRENCY FUTURES CONTRACTS. The International Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund will enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

              When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

              Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

              Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

              When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

              In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.


              At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

              Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the International Funds intend to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

              FOREIGN CURRENCY OPTIONS. The International Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.


              A Fund is authorized to purchase or sell listed foreign currency options, and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the ECU) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.


              Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate. The International Funds will not speculate in foreign currency options, futures or related options or currency swap contracts. Accordingly, the International Funds will not hedge a currency substantially in excess (as determined by Banc One Investment Advisors) of the market value of the securities denominated in such currency which they own, the expected acquisition price of securities which they have committed or anticipate to purchase which are denominated in such currency, and, in the cases of securities which have been sold by a Fund but not yet delivered, the proceeds thereof in its denominated currency. Further, the International Funds will segregate, at its Custodians, U.S. government or other high quality securities having a market value representing any subsequent net decrease in the market value of such hedged positions including net positions with respect to cross-currency hedges. The International Funds may not incur potential net liabilities with respect to currency and securities positions, including net liabilities with respect to cross-currency hedges, of more than 33 1/3% of its total assets from foreign currency options, futures, related options and forward currency transactions.

              The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

              There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

              FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

              OTHER FOREIGN CURRENCY HEDGING STRATEGIES. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and the International Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund's investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust's Board of Trustees.

              RISK FACTORS IN HEDGING TRANSACTIONS


              Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of a Fund's securities.

              Liquidity. In addition, these instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

     Judgement of the Advisor and the International Sub-Advisor. Successful use of hedging instruments by the International Funds is subject to the ability of the Banc One Investment Advisors and/or the International Sub-Adviser, in the case of the International Equity Index Fund to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of Banc One Investment Advisors or the International Sub-Advisor are not met, a Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

FUTURES AND OPTIONS TRADING

              Some of the Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

                      FUTURES CONTRACTS

              Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S.
government agency.

              Although most futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

              When making futures trades, the Funds are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

              After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

              Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. A Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the CFTC without rendering the fund a commodity pool operator or adversely affecting its status as an investment company for federal securities laws.

              A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

              Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of managing this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

              A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying reference security or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

              LIMITATIONS ON THE USE OF FUTURES CONTRACTS



              None of the Funds will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits and premiums on open contracts exceeds 5% of the market value of the respective Fund's total assets. The Funds of Funds will not enter into futures contract transactions, however, the One Group Mutual Funds in which they invest may do so as described herein. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets.


              The Funds have undertaken to restrict their futures contract trading as follows: first, the Funds will not engage in transactions in futures contracts for speculative purposes; second, the Funds will not market themselves to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Funds will disclose to all prospective Shareholders the purpose of and limitations on their commodity futures trading; fourth, the Funds will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

              In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Funds may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund. In certain circumstances, entry into a futures contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will also accelerate gain to the Funds.

              RISK FACTORS IN FUTURES TRANSACTIONS

              Liquidity. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge such positions. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

              Risk of Loss. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for risk management purposes, Banc One Investment Advisors and, with respect to the International Equity Index Fund, the International Sub-Advisor, and, with respect to the High Yield Bond, the High Yield Sub-Advisor do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

              Correlation Risk. Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

              Price Fluctuations. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

              Some futures strategies, including selling futures, buying puts and writing covered calls, may reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. A Fund expects to enter into these transactions to manage a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or for other risk management strategies.

              OPTIONS CONTRACTS

              Some of the Funds may use options on securities or futures contracts as a hedging device. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (also called the STRIKE price). A CALL OPTION gives the buyer the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules.

              A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The purchase price of an option is referred to as its

"premium." The seller (or "writer") of a put option must purchase futures contracts or securities at a strike price if the option is exercised. In the case of a call option, the seller must sell the futures contract or security in the underlying futures contract or security at the strike price if the option is exercised.

              A NAKED OPTION is an option written by a party who does not own the underlying futures contract or security. A COVERED OPTION is an option written by a party who does own the underlying position. The initial purchase
(sale) of an option is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction". This involves the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market levels. A put option is "in-the-money" if the strike price is above current market levels, and "out-of-the-money" if the strike price is below current market levels.

              Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.

              Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

              WRITING (SELLING) COVERED CALLS

              Some of the Funds may write (sell) covered call options and purchase options to close out options previously written by the Fund. The Funds' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Funds will write covered call options on securities which, in the opinion of Banc One Investment Advisors or the applicable Sub-Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns.

              Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian.

The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

              The premium received is the market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

              Generally, a Fund, in order to avoid the exercise of an option sold by it, will be able to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in a Fund's best interest. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by a Fund, and has the effect of cancelling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and a Fund delivers securities to the holder of a call option, a Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses.

              Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.


              Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.


              Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

              A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

              PURCHASING CALL OPTIONS

              Certain Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. In the event that paying a premium for a call option, together with a price movement in the underlying security, is such that exercise of the option would not be profitable to the Fund, loss of the premium may be offset by a decrease in the acquisition cost of securities by the Fund.

              PURCHASING PUT OPTIONS

              Certain Funds may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. However, any loss of premium may be offset by an increase in the value of the Fund's securities.

              SECURED PUTS

              Certain Funds may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

              STRADDLES AND SPREADS

              Certain Funds also may engage in straddles and spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors or the applicable Sub-Advisor believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

              RISK FACTORS IN OPTIONS TRANSACTIONS

              Risk of Loss. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of the options.

              Judgement of Advisor and Sub-Advisors. The successful use of the options strategies depends on the ability of Banc One Investment Advisors or the applicable Sub-Advisor to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on a Fund's ability to terminate option positions at times when Banc One Investment Advisors or the applicable Sub-Advisor, deems it desirable to do so. A Fund will take an option position only if Banc One Investment Advisors or the applicable Sub-Advisor believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

              Liquidity. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

              Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

              Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

              LIMITATIONS ON THE USE OF OPTIONS

              Each Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

GOVERNMENT SECURITIES

              Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GINNIE MAE") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("FANNIE MAE"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("FREDDIE MAC") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment

Advisors or the applicable Sub-Advisor believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.


HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET AND
INSTITUTIONAL MONEY MARKET FUNDS


              The Money Market and Institutional Money Market Funds, may invest only in obligations determined by the Fund's investment Advisor, Banc One Investment Advisors to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.


              The U.S. Treasury Securities Money Market Fund, the Treasury Only Money Market Fund, the Treasury Cash Management Money Market Fund, and the Treasury Prime Cash Management Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the U.S. Treasury Securities Money Market Fund and the Treasury Cash Management Money Market Fund may be subject to repurchase agreements.


              The Government Money Market Fund and the U.S. Government Securities Cash Management Money Market Fund invest exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

              With regard to the Money Market Funds and the Institutional Money Market Funds, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Investment Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "ELIGIBLE SECURITIES"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Investment Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.

              A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Investment Advisors to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Investment Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

              Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Investment Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.

              Each Money Market Fund (other than the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market
Fund) and Institutional Money Market Fund (other than the Tax-Exempt Money Market Fund) will not invest more than 5% of its total assets in the First Tier Securities of any one issuer (as defined by or permitted under Rule 2a-7). In addition, each Fund (other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Tax-Exempt Money Market Fund) may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund and each Institutional Money Market Fund (other than the Treasury Only Money Market Fund and the Treasury Prime Cash Management Money Market Fund), repurchase agreements fully collateralized by such obligations.

              Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Investment Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

              A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

HIGH YIELD/HIGH RISK SECURITIES/JUNK BONDS


              Some of the Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB or lower by S&P and Ba or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. These securities are regarded as predominately speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Funds more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Funds' ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Funds would experience a reduction of their income and could expect a decline in the market value of the defaulted securities.


              Further, proposed or yet to be proposed new laws may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund's net asset value and investment practices.

              Finally, the market prices of high-yield, high risk securities structured as zero coupon or pay-in-kind securities (as defined below) are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. However, the Fund must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Funds may have to sell securities to have sufficient cash to pay the dividends.

              The high yield, high risk investments include the following:

                 Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

                 Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

                 Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.

                 Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.


                 Private Placements. These are bonds sold directly to a small number of investors, usually institutional, without registration under the Securities Act of 1933.


                 Convertible Securities. These are bonds or preferred stock that convert to common stock.

                 Preferred Stock. These are stocks that generally pay a dividend at a specified rate and which have preference over common stock in the payment of dividends and in liquidation.


                 Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of the less developed countries ("LDC'S").


This foregoing list is not definitive. The prospectus and this Statement of Additional Information list additional types of permissible investments. Such investments may be purchased by some of the Funds even if they are classified as non-investment grade securities.

INDEX INVESTING BY THE EQUITY INDEX, MARKET EXPANSION INDEX AND
INTERNATIONAL EQUITY INDEX FUNDS


              Equity Index Fund. The Equity Index Fund attempts to track the performance of the S&P 500 Index (the "INDEX") to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor's Corporation ("S&P") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

              S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included in the Index. "S&P 500" is a service mark of S&P.


              The weights of stocks in the Index are based on each stock's relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

              Banc One Investment Advisors generally selects stocks for the Equity Index Fund in the order of their weights in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.


              Market Expansion Index Fund. The Market Expansion Index Fund invests in a representative sampling of stocks of medium-sized and small U.S. companies that are included in the Standard & Poor's SmallCap 600 Index and the Standard & Poor's MidCap 400 Index (the "INDICES") and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. (Not all of the stocks in the Indices are included in the Fund). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the combined Indices of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the combined Indices. The Fund's ability to correlate its performance with the combined Indices, however, may be affected by, among other things, changes in securities markets, the manner in which the Indices are calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select other indices if such a standard of comparison is deemed to be more representative of the performance of common stocks.

              The Indices are determined, composed and calculated by S&P without regard to the Market Expansion Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Market Expansion Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Market Expansion Index Fund or as to the ability of the Indices to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein.

              International Equity Index Fund. It is anticipated that the indexing approach that will be employed by the International Equity Index Fund will be an effective method of substantially tracking percentage changes in the Gross Domestic Product ("GDP") weighted MSCI EAFE Index (the "INTERNATIONAL INDEX"). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.95, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund's ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley Capital International ("MSCI") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.


              MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. Gross Domestic Product is defined as a country's Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus established in proportion to the size of their economies as measured by Gross Domestic Product, which results in a more uniform distribution of capital across the EAFE markets than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

              MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index in no way implies an opinion by MSCI as to its attractiveness as an investment. The International Index is determined, composed and calculated by MSCI without regard to the International Equity Index Fund. MSCI is neither a sponsor of, nor in any way affiliated with the International Equity Index Fund, and MSCI makes no representation or warranty, expressed or implied on the advisability of investing in the International Equity Index Fund or as to the ability of the International Index to track general stock market performance, and MSCI disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the International Index or any data included therein. "MSCI EAFE Index" is a service mark of MSCI.


INDEX SHARES

              Certain of the Funds may invest in Index Shares. Index shares are ownership interests in unit investment trusts and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield. Index shares include Standard & Poor's Depository Receipts ("SPDRS") and Nasdaq-100 Trusts (NASDAQ-100S). Nasdaq-100s and SPDRs are interests in unit investment trusts. SPDRs invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500.

Nasdaq-100s invest in a securities portfolio that includes substantially all of the securities of the Nasdaq-100 index. SPDRs and Nasdaq 100's are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs and Nasdaq-100s will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the SPDR or Nasdaq-100s to service providers. SPDRs distribute dividends on a quarterly basis.

              SPDRs and Nasdaq-100s are not actively managed. Rather, a SPDR's or Nasdaq-100s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the SPDR or Nasdaq-100 was not fully invested in such securities.

              A Fund will limit its investments in any one SPDR or Nasdaq-100s to 5% of the Fund's total assets and 3% of the outstanding voting securities of the SPDR or Nasdaq-100. Moreover, a Fund's investments in SPDRs and Nasdaq-100s will not exceed 10% of the Fund's total assets, when aggregated with all other investments in investment companies.


INVESTMENT COMPANY SECURITIES


              Some of the Funds may invest up to 5% of their total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. These limits do not apply to the Funds of Funds. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which Banc One Investment Advisors serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisors; and, to the extent required by the laws of any state in which shares of the Trust are sold, Banc One Investment Advisors will waive its fees attributable to the assets of any Fund invested in any investment company.


LOAN PARTICIPATIONS AND ASSIGNMENTS

              Some of the Funds may invest in fixed and floating rate loans ("LOANS") arranged through private negotiations between issuers (which may be corporate issuers or issuers of Sovereign Debt Obligations) and one or more financial institutions ("LENDERS"). Investments in loans are expected in most instances to be in the form of participations in Loans ("PARTICIPATIONS") and assignments of all or a portion of Loans ("ASSIGNMENTS") from third parties. Because loan participants and assignments may be illiquid, a Fund will invest no more than 15% (10% for the Money Market Funds) of its net assets in loan participations and other illiquid assets. The government that is the borrower on the Loan will be considered by the Fund to be the issuer of a Participations or Assignment for purposes of the fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government). A Fund's investment in Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower.


              When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain Sovereign Debt Obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a Loan is through a Participation and not an Assignment. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities for purposes of valuing a Fund's portfolio and calculating its net asset value.


MORTGAGE-RELATED SECURITIES

              MORTGAGE-BACKED SECURITIES (CMOS AND REMICS). Certain of the Funds may invest in mortgage-backed securities including collateralized mortgage obligations ("CMOS") and Real Estate Mortgage Investment Conduits ("REMICS"). Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Such non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

              There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

              Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

              Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

              Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

              Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

              CMOs and guaranteed REMIC pass-through certificates ("REMIC CERTIFICATES") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "MORTGAGE ASSETS"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

              Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

              For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

              Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

              REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

              The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

              Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

              A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-BONDS"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC CERTIFICATES"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit- related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

              LIMITATIONS ON THE USE OF MORTGAGE-BACKED SECURITIES

              Equity Funds. The Balanced Fund, the Small Cap Value Fund, the Diversified Mid Cap Fund, and the Diversified International Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through Securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

              Bond Funds. The Government Bond Fund and the Treasury & Agency Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other Bond Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Government Bond Fund and the Treasury & Agency Fund may invest in mortgage-backed securities that are rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. The Short-Term Bond Fund, the Ultra Short-Term Bond Fund, the Intermediate Bond Fund, and the Bond Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisor to be of comparable quality. The Income Bond Fund and the High Yield Bond Fund can invest in mortgage-backed securities in ANY rating category.

              Municipal Bond Funds. The Municipal Bond Funds may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisor to be of comparable quality.

              Money Market Funds. The Government Money Market Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other Money Market Funds that invest in mortgage-backed securities may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Prime Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund may invest in mortgage-backed securities that are rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

              Institutional Money Market Funds. The Institutional Money Market Funds (other than the Municipal Cash Management Money Market Fund and the Cash Management Money Market Fund) may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The Municipal Cash Management Money Market Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed

           CMOs and REMIC pass-through securities. With respect to the Institutional Money Market Funds, mortgage-backed securities must be rated in one of the two highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

              MORTGAGE DOLLAR ROLLS. Some of the Funds may enter into Mortgage Dollar Rolls in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The Funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls. The benefits derived from the use of mortgage dollar rolls may depend upon Banc One Investment Advisors' ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

              STRIPPED MORTGAGE BACKED SECURITIES. Stripped Mortgage Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOS"), while the other class will receive all of the principal ("POS"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.


              In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are extremely sensitive to changes in prepayments and interest rates. Even though such securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may fail to fully recover their investment in such securities. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile, and under extremely high prepayment conditions IOs can incur significant losses. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging strategies.

              The Bond Funds (other than the Treasury & Agency Fund), the Municipal Bond Funds, and the Balanced Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitations on investments in illiquid securities.

              ADJUSTABLE RATE MORTGAGE LOANS. The Bond Funds and the Balanced Fund, may invest in adjustable rate mortgage loans ("ARMS"). The Treasury & Agency Fund may buy only government ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "MORTGAGE INTEREST RATES") may be subject to periodic adjustment based on changes in the applicable index rate (the "INDEX RATE"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

              Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "MAXIMUM ADJUSTMENT"). Other ARMs ("NEGATIVELY AMORTIZING ARMS") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

              Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

              There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

              In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

              RISKS FACTORS OF MORTGAGE-RELATED SECURITIES

              Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

              Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds of the Trust will receive when these amounts are reinvested.

              Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

              Prepayments. Although having less risk of decline during periods of rising interest rates, adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

              Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

MUNICIPAL SECURITIES

              Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "PRIVATE ACTIVITY BONDS" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed inter-city rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation.

              Certain debt obligations known as "INDUSTRIAL DEVELOPMENT BONDS" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

              The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

              The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

              There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Investment Advisors or the applicable Sub-Advisor will consider such an event in determining whether the Fund should continue to hold the obligations.

              Municipal securities may include OBLIGATIONS OF MUNICIPAL HOUSING AUTHORITIES and SINGLE-FAMILY MORTGAGE REVENUE BONDS. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.


              MUNICIPAL LEASES are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Banc One Investment Advisors is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.


              RISK FACTORS IN MUNICIPAL SECURITIES

              Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.


              Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements will be consistently met, there is no assurance that the requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds and subjecting Shareholders to unanticipated tax liabilities and possibly requiring a Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might constitute an event of default under the applicable mortgage or permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy.


              Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

              State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.


              Litigation and Current Developments. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.


              New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

              LIMITATIONS ON THE USE OF MUNICIPAL SECURITIES


              As a matter of fundamental policy, under normal market conditions, at least 80% of the total assets (net assets in the case of the Louisiana Municipal Bond Fund) of each of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the Municipal Income Fund, the Intermediate
Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Michigan Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Arizona Municipal Bond Fund, and the Tax-Exempt Money Market Fund will be invested in Municipal Securities. Other Funds may also invest in Municipal Securities if Banc One Investment Advisors or the applicable Sub-Advisor determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.


              The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

              The Tax-Advantaged Funds may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

              ARIZONA MUNICIPAL SECURITIES

              As used in the Prospectus and this Statement of Additional Information, the term "Arizona Municipal Securities" refers to debt securities which are issued by or on behalf of Arizona or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Arizona personal income tax .


              Risk Factors Regarding Investments in Arizona Municipal Securities. Over the past several decades, Arizona's economy has grown faster than most other regions of the country. Arizona's population experienced an increase of 2.9% in 1997 and a substantially similar percentage increase in 1998. Current State projections include continuing population gains averaging approximately 2.7% per year through the year 2002.Arizona's employment rate increased 6.7% in 1994, 6.1% in 1995, 5.6% in 1996,4.4% in 1997 and 4.7% in
1998. More significantly, Arizona was ranked the fastest growing state seven out of 12 months during 1998 and ranked second during the other five months. Job growth is expected to continue, but at a somewhat slower pace. The two-year forecast indicates that 155,000 new jobs will be created in Arizona, which translates into an average annual growth rate of 3.7% per year. The State's unemployment rate was 5.5% in 1996, 4.0% in 1997 and 4.1% in 1998.

              Arizona's per capita personal income has generally varied between 5% and 15% below the national average due to such factors as the chronic poverty on the state's Indian reservations, the states relatively high number of retirees and children, and the state's below-average wage scale. However, Arizona's aggregate personal income grew from $60.9 billion in 1990 to $100.6 billion in 1998, an increase of 65.2% and an average annual growth rate of 8.1% per year.

              Despite an increase in population, employment and aggregate personal income, retail sales growth rates declined between 1994 and 1997, but have recently begun to rise again. The retail sales growth rate was 11.8% for fiscal year 1994-1995, 7.4% for fiscal year 1995-1996, 5% for 1996-1997, 7.8%
for fiscal year 1997-1998 and 8.2% for fiscal year 1998-1999.

              After experiencing several years of budget shortfalls requiring mid-year adjustments, the State of Arizona has had significant budget surpluses each year from 1993 through 1998. However, during fiscal year 1999, a significant portion of the accumulated surpluses were committed to construction and renovation of public school facilities, reducing the projected surplus at June 30, 1998 to approximately $70 million. An amendment to the Arizona Constitution requiring a 2/3 majority vote in both houses of the Legislature to enact any tax or fee increase limits Arizona's ability to raise additional revenue when needed, but Arizona has placed some of its surplus revenues in a rainy-day fund to address this risk.


              The State of Arizona, as such, has no general obligation debt. The Arizona Department of Transportation, the Arizona Board of Regents, the Arizona Power Authority and the Water Infrastructure Authority of Arizona have each issued revenue bonds. The State of Arizona has financed certain capital improvements and equipment through certificates of participation, which represent undivided interests in lease payments to be made by the state that are subject to annual appropriations by the Arizona legislature.

              The Arizona Constitution limits the amount of debt that can be issued by the state's counties, cities, towns, school districts and other municipal corporations in the form of indebtedness payable from property taxes or other general fund sources. In general, those political subdivisions may not become indebted in an amount exceeding six percent of the value of the taxable property in the political subdivision without the approval of a majority of the qualified electors voting at an election. No county or school district may become indebted in an amount exceeding 15% (30% for unified school districts) of the value of taxable property, even with voter approval. Incorporated cities or towns with voter approval may become indebted in an amount up to 20% of the value of taxable property, for purposes of supplying water, light, sewers, open space preserves, parks, playgrounds and recreational facilities. These constitutional debt limits generally do not apply to revenue bonds payable from a special fund revenue source.


              In July 1994, the Arizona Supreme Court ruled that Arizona's system for financing public education created substantial disparities in facilities among school districts and violated the provisions of the Arizona Constitution which require the Legislature to establish and maintain "a general and uniform public school system." After several attempts, each of which were held unconstitutional by the Arizona Supreme Court, the Legislature enacted legislation in July 1998, which establishes a centralized state school capital finance system and, among other things, limits the ability of school districts to issue bonds. This legislation should have no effect on the obligation or ability of Arizona school districts to pay debt service on currently outstanding bonds.


              KENTUCKY MUNICIPAL SECURITIES

              As used in the Prospectus and this Statement of Additional Information, the term "Kentucky Municipal Securities" refers to debt securities which are issued by or on behalf of Kentucky or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Kentucky personal income tax.


              Risk Factors Regarding Investments in Kentucky Municipal Securities. As of June 30, 1999, Kentucky had an unemployment rate of 4.6%, slightly more than the 4.5% national average. For calendar year 1998, Kentucky's per capita income ranked 39th in the nation and was 81% of the national average. The most current audited financial statements for Kentucky indicate a surplus of funds in the General Fund of $731,323,000 as of June 30, 1998, which was $535,699,000 above the budgeted balance.


              Unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather, payment depends on revenues generated by the property financed by the securities.

              LOUISIANA MUNICIPAL SECURITIES

              As used in the Prospectus and this Statement of Additional Information, the term "Louisiana Municipal Securities" refers to debt securities which are issued by or on behalf of Louisiana or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Louisiana personal income tax.


              Risk Factors Regarding Investments in Louisiana Municipal Securities. The State of Louisiana continues to consolidate its economic and financial gains after a period of difficulty. In the mid-1980's, abrupt declines in the price of oil disrupted both the economy and financial operations of the State. Recent years have generally produced operating surpluses and major financial issues, such as Medicaid and risk management, have been addressed. Louisiana has reduced its per capita debt to more moderate levels in recent years. Available general fund revenue was $5,788 million in fiscal year 1997/1998 and 1999/2000 will be $5,814 million and $5,879 million, respectively.


              Louisiana's economy is resource based, led by oil and gas, but agribusiness and tourism are also significant components. Growth in the service employment sector is providing more diversity, but the State is still very dependent on oil and gas for direct or indirect employment and income. The price of oil is estimated at $17 per barrel in 1998 and $17.50 in 1999.


              Increases in personal income exceed the national rates during 1990 to 1994 on both a total and per capita basis, but these increases have slowed in recent years. During the next two fiscal years, personal income in the state is projected to increase by 4.5% and 4.3%, respectively. With regard to employment, Louisiana's annual average employment growth rate was 2.3% during the 90's. Employment is projected to increase by 1.4% and 1.3%, respectively, during the next two fiscal years.


              MICHIGAN MUNICIPAL SECURITIES

              As used in the Prospectus and this Statement of Additional Information, the term "Michigan Municipal Securities" refers to debt securities which are issued by or on behalf of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both Federal income tax and Michigan income tax.

              Risk Factors Regarding Michigan Municipal Securities. The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

              Total State wage and salary employment is estimated to have grown by 1.9% in 1998. The rate of unemployment is estimated to have been 3.8% in 1998, below the national average for the fifth consecutive year. Personal income grew at an estimated 5.1% annual rate in 1998, up from the 4.6% growth reported for 1997.

              During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1998 is estimated to have been in excess of $1.1 billion.

              The Michigan Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

              The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local government units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

              The Michigan Constitution limits State general obligation debt to
(i) short term debt for State operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter-approved purposes.

              The State has issued and has outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1998, the State had approximately $874 million of general obligation bonds outstanding.

              The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

              The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. As of early 1999, these lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding. Notable among these legal proceedings are lawsuits brought by a number of school districts challenging the constitutionality of certain State-mandated special education services without corresponding funding.

              The State Constitution also limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

              On March 15, 1994, Michigan voters approved a property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

              Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

              A state economy during a recessionary cycle would also, as a separate matter, adversely affect the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other "revenue" securities to make periodic payments for the use of those facilities.

OHIO MUNICIPAL SECURITIES


              As used in the Prospectuses and this Statement of Additional Information, the term "Ohio Municipal Securities" refers to debt securities which are issued by or on behalf of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions which produce interest which, in the opinion of counsel for the issuer, are exempt from both federal income tax and Ohio personal income tax.


RISK FACTORS REGARDING INVESTMENTS IN OHIO MUNICIPAL SECURITIES

              The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligors to make timely payment of interest and principal on such obligations.

              Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund's Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from which revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.


              WEST VIRGINIA MUNICIPAL SECURITIES

              As used in the Prospectus and this Statement of Additional Information, the term "West Virginia Municipal Securities" refers to debt securities which are issued by or on behalf of West Virginia or its authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax and is generally exempt from West Virginia income tax.

              Risk Factors Regarding Investments in West Virginia Municipal Securities. Being invested primarily in West Virginia Municipal Securities, the West Virginia

Municipal Bond Fund is subject to the risks of West Virginia's economy and of the financial condition of its state and local governments and their agencies.

              West Virginia's economy is relatively stable. Coal mining, chemicals and manufacturing make up an important part of that economy. The coal industry, however, is under increased scrutiny which may affect the economic feasibility of conducting mining operations in the future. State and local governments continue to make concentrated efforts to encourage diversification of the State's economy with some success. However, unemployment for the State continues to exceed the national average.

              In recent years, the State and local government have had adequate financial resources. But, with little or no population growth, unemployment statewide remaining above the national average, the continuing decline in school enrollment, and an aging population, the government and school boards continue to struggle to produce sufficient revenues to fund operations to support public education.


NEW FINANCIAL PRODUCTS


              New options and futures contracts and other financial products, and various combinations options and futures contracts, continue to be developed and certain of the Funds may invest in any such options, contracts and products as may be developed to the extent consistent with each Fund's investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.


              These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

PERCS*

              The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

              *PERCS is a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with One Group.

PREFERRED STOCK

              Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

              Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

              Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

              REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

              Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

REPURCHASE AGREEMENTS

              Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

              If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question.

Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Fund under the 1940 Act.

              Repurchase Agreement Counterparties. For Funds other than the International Funds, repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors or, in the case of the High Yield Bond Fund, the High Yield Sub-Advisor deems creditworthy under guidelines approved by the Board of Trustees. In the case of the International Funds, repurchase counterparties include banks or foreign banks with total assets in excess of $1 billion or broker-dealers which may or may not be registered, which Banc One Investment Advisors, or in the case of the International Equity Index Fund, the International Sub-Advisor, deems creditworthy under guidelines approved by the Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

              Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act.

RESTRICTED SECURITIES

              Some of the Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

              The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

              o the frequency of trades and quotes for the security;

              o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

              o dealer undertakings to make a market in the security; and

              o the nature of the security and the nature of the marketplace trades.

              Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

              o The 4(2) paper must not be traded flat or in default as to principal or interest;


              o The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors or the applicable Sub-Advisor to be of equivalent quality; and


              o Banc One Investment Advisors or the applicable Sub-Advisor must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and


              o Banc One Investment Advisors or the applicable Sub-Advisor shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 15% (10% for Money Market Funds) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of One Group Mutual Funds, unless Banc One Investment Advisors or the applicable Sub-Advisor is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (10% for Money Market Funds) of its net assets; and


              o Banc One Investment Advisors or the applicable Sub-Advisor shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

SECURITIES LENDING


              In order to generate additional income, each of the Funds, except the Cash Management Money Market Funds, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Money Market Fund, the Treasury Prime Money Market Fund, the U.S. Government Securities Money Market Fund, and the Funds of Funds, may lend up to 33 1/3% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments.



SHORT-TERM FUNDING AGREEMENTS

              Some Funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

              The Funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Funds to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Funds only if, at the time of purchase, no more than 15% of the Fund's net assets (10% of the Money Market Fund's net assets) will be invested in short-term funding agreements and other illiquid securities.


              STRUCTURED INSTRUMENTS


              Structured instruments are debt securities issued by agencies of the U.S. government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

              The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

              While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors or the applicable Sub-Advisor, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

              The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and Banc One Investment Advisors' or the applicable Sub-Advisor's outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

              Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund.

SWAPS, CAPS AND FLOORS

              Certain of the Funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "SWAP CONTRACTS") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts" and "Risk Factors in Futures Contracts."

              The Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure.

              Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

              Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

              Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

              In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Investment Advisors or the applicable Sub-Advisor has determined that it would be prudent to close out or offset the first swap contract.

              The Funds (other than the High Yield Bond Fund) will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

              The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Investment Advisors or the applicable Sub-Advisor is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Funds.

              The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and Banc One Investment Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian. Each of the Bond Funds generally will limit their investments in swaps, caps and floors to 25% of its total assets.

TREASURY RECEIPTS

              Certain of the Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

U.S. TREASURY OBLIGATIONS

              The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Funds may also invest in Inflation Indexed Treasury
Obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

              Certain obligations purchased by some of the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.


              VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Advisers or the Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


              Some of the Funds subject to their investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Some of the Funds may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

              A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by Banc One Investment Advisors or the applicable Sub-Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors or the applicable Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

              With respect to the Money Market Funds and the Institutional Money Market Funds, variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

              (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

              (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

              (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

              (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

              (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

              As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.


              LIMITATIONS ON THE USE OF VARIABLE AND FLOATING RATE NOTES. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market and Institutional Money Market Funds) or 15% (with respect to all Funds, other than the Money Market and Institutional Money Market Funds, which can purchase such notes) of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors or the Sub-Advisor, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, please read "Ratings of Portfolios Securities". The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.


WARRANTS

              Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

              Some Funds may purchase securities on a "when-issued" and forward commitment basis. When a Fund agrees to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors or the applicable Sub-Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors or the applicable Sub- Advisor purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, when a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

              In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

              Limitations on the Use of When Issued Securities and Forward Commitments. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors and the Sub-Advisor to manage the Fund might, as described in the Prospectuses, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors or the applicable Sub- Advisor deems it appropriate to do so.



RATING OF PORTFOLIO SECURITIES

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Duff & Phelps Credit Rating Co. ("Duff")

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity facts and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5      Issuer failed to meet scheduled principal and/interest payments.

Standard & Poor's Corporation ("S&P")

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch's IBCA ,Inc. ("Fitch")

F1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.

F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

F3 Adequate capacity for timely repayment, but more susceptible to adverse changes business, economic or financial conditions than for obligations in higher categories.

B Capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

C        High risk of default or which are currently in default.

Moody's Investors Service ("Moody's")

Prime-1  Superior ability for repayment.

Prime-2  Strong ability for repayment.

Prime-3 Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Does not fall within any of the Prime rating categories.

                           DESCRIPTION OF BANK RATINGS

Moody's

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

D These banks possess adequate financial strength, but may be limited by one or more of the following factors: a vulnerable or developing business franchise; weak financial fundamentals; or an unstable operating environment.

E These banks possess very weak intrinsic financial strength, require periodic outside support or suggest an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a business franchise of questionable value; financial fundamentals that are seriously deficient in one or more respects; or a highly unstable operating environment.

                       DESCRIPTION OF TAXABLE BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       Currently highly vulnerable to nonpayment.

C Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's

Investment Grade

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

Fitch

Investment Grade

AAA Highest rating category. The obligor's capacity for timely repayment of principal and interest is extremely strong.

AA       The obligor's capacity for timely repayment is very strong.

A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability for timely repayment is strong. However, adverse changes in business, economic, or financial conditions are more likely to affect the capacity for timely repayment than obligations in higher rated categories.

BBB The obligor's capacity for timely repayment of principal and interest is adequate. However, adverse changes in business, economic or financial conditions and circumstances, are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

Non-Investment Grade

B The Obligor's capacity for timely repayment of principal and interest is uncertain. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions and these obligations are far more speculative than those in higher rated categories.

CC Obligations which are highly speculative or which have a high risk of default.

C        Obligations which are currently in default.

                        DESCRIPTION OF INSURANCE RATINGS

Moody's

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B Insurance companies rated in this company offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security.

They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S & P

An insurer rated 'BBB' or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA EXTREMELY STRONG financial security characteristics. 'AAA' is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA VERY STRONG financial security characteristics, differing only slightly from those rated higher.

A STRONG financial security characteristics, but Is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB GOOD financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated 'BB' or lower is regarded as having vulnerable characteristics that may outweigh its strength. 'BB' indicates the least degree of vulnerability within the range; 'CC' the highest.

BB MARGINAL financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B WEAK financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC VERY WEAK financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC EXTREMELY WEAK financial security characteristics and is likely not to meet some of its financial commitments.

R An insurer rated 'R' has experienced a REGULATORY ACTION regarding solvency. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR NOT RATED, which implies no opinion about the insurer's financial security.

Plus (+) or minus (-)
Following ratings from 'AA' to 'CCC' show relative standing within the major rating categories.


                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's

MIG1 & VMIG1    Short-term municipal securities rated MIG1 or VMIG1 are of the best quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2 & VMIG2    These Short-term municipal securities rated are of high quality.
                Margins of protection are ample although not so large as in the preceding group.

MIG3 & VMIG3    favorable quality. All security elements are accounted for, but the undeniable strength of the preceding grades is lacking.
                Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

MIG4 & VMIG4    This denotes adequate quality protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is a specific risk.

SG This denotes speculative quality. Our instruments in this category each margins of protection.



S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2     Satisfactory capacity to pay principal and interest.

SP-3     Speculative capacity to pay principal and interest.

                     DESCRIPTION OF PREFERRED STOCK RATINGS

Moody's

aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB Backed by an adequate capacity to pay the preferred stock obligations. Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.



CCC Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC In arrears on dividends or sinking fund payments, but that is currently paying.

C        Nonpaying issue.

D        Nonpaying issue with the issuer in default on debt instruments.

N.R. No rating has been requested, insufficient information on which to base a rating, or Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-)

To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") ratings apply only to the unsecured commercial paper and other senior short-term and deposit obligations of entities to which the ratings have been assigned. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4    Non-investment grade and, therefore, speculative.



                      DESCRIPTION OF MUNICIPAL BOND RATINGS
            (INCLUDING FOREIGN, MORTGAGE AND ASSET-BACKED SECURITIES)

S&P

INVESTMENT GRADE

AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

SPECULATIVE GRADE

BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligations.

B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

CC       Currently highly vulnerable to non-payment.

C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D        Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

INVESTMENT GRADE

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

                             SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

         TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

         TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4    Non-investment grade and, therefore, speculative.

INVESTMENT RESTRICTIONS

              The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information.

              Each of the Equity Funds may not:

              1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. With respect to One Group Equity Index Fund, no more than 10% of the Fund's assets may be invested in securities issued or guaranteed by the United States, its agencies or instrumentalities. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


              2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; (ii) with respect to the Real Estate Fund, this limitation does not apply to investments in the real estate industry; and (iii) with respect to the Technology Fund, this limitation does not apply to the technology sector. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.


              3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

              Each of the Bond Funds may not:

              1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

              2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation
(i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

              3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

              Each of the Fund of Funds may not:

              1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

              2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in One Group funds, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such services. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

              3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

              Each of the Money Market Funds and the Institutional Prime Money Market Fund may not:

              1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer, provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law and also provided that with respect to the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund, as to 50% of such Fund's assets, the Fund may invest up to 25% of its assets in the securities of a single issuer. With respect to remaining 50% of its total assets, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer.

              2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Prime Money Market Fund and the Institutional Prime Money Market Fund, (i) this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptance and repurchase agreements involving such securities; (ii) this limitation does not apply to securities issued by companies in the financial services industry; (iii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iv) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Prime Money Market Fund, the Institutional Prime Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund, nor Municipal Securities for purposes of the Prime Money Market Fund, the Institutional Prime Money Market Fund and the Municipal Money Market Fund.

              3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

              With respect to the Institutional Money Market Funds (except the Institutional Prime Money Market Fund):

              The Treasury Only Money Market Fund may not:

              1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.

              2. Invest in any securities subject to repurchase agreements.

              The Government Money Market Fund may not:

              1. Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

              Each of the Institutional Money Market Funds (except the Institutional Prime Money Market Fund) may not:

              1. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes in amounts up to 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

              2. Purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

              3. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with such Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

              With respect to the Municipal Bond Funds:

              The Intermediate Tax-Free Bond Fund and the Municipal Income Fund may not:

              1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

              2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

              The Tax-Free Bond Fund, the Short-Term Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, and the Michigan Municipal Bond Fund may not:

              1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 25% of the total assets of a Fund would be invested in the securities of such issuer. This restriction applies to 50% of a Fund's assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such Issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

              2. Purchase any securities (i) that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, and Michigan Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the Arizona Municipal Bond Fund) or West Virginia Securities (for the West Virginia Municipal Bond Fund).

              None of the Municipal Bond Funds may:

              1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

              None of the Funds may:

              1. Purchase securities on margin or sell securities short except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

              2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

              3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity, Bond and International Funds may purchase or sell financial futures contracts and (except for the Treasury & Agency Fund) may purchase call or put options on financial futures contracts, and (ii) the International Funds may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.


              4. Except for the Treasury & Agency Fund, purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Securities Money Market, Treasury Only Money Market and Government Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded).


              5. Invest in any issuer for purposes of exercising control or management.

              6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

              7. Purchase or sell real estate (however, each Fund except the Money Market Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

              8. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

              In addition, the U.S. Treasury Securities Money Market, the Prime Money Market and the Institutional Money Market Funds (except for the Cash Management Funds) may not:

              1. Buy common stocks or voting securities.

              In addition, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Government Money Market Fund may not:

              1. Buy state, municipal, or private activity bonds.

              The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

              No Fund may:

              1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund or an Institutional Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

              2. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, other than the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Aggressive Growth Fund, and the Investor Fixed Income Fund.

              The foregoing percentages apply at the time of purchase of a security. Banc One Investment Advisors or the applicable Sub-Advisor shall report to the Board of Trustees promptly if any of a Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes a Fund to hold more than 15% (10% in the case of a Fund that is a Money Market Fund or an Institutional Money Market
Fund) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors or the applicable Sub- Advisor is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (or 10% in the case of a Fund that is a Money Market Fund) of its net assets.

              Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Prime Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Funds total asset; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of
Section 123.3 of the Texas State Statute, not to exceed .25% in 12b-1 and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

              In addition, the Intermediate Tax-Free Bond Fund will not invest more than 25% of its assets in municipal securities that are related in such a way that a political, economic or business development affecting one security will also affect other municipal securities.


TEMPORARY DEFENSIVE POSITIONS.

To respond to unusual market conditions, the Funds may invest their assets in cash or CASH EQUIVALENTS (see below) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of assets that a Fund may invest in cash equivalents is described in the applicable Fund's prospectus.

Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, and bank money market deposit accounts.


PORTFOLIO TURNOVER


              The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to all of the Money Market Funds were zero for the period from the commencement of their respective operations to June 30, 1999 and are expected to remain zero.

The portfolio turnover rates of the Funds for the fiscal years ended June 30, 1999 and 1998 were as follows:

                    ONE GROUP MUTUAL FUNDS PORTFOLIO TURNOVER



                                                                            FISCAL YEAR ENDED
                                                                                 JUNE 30,
                                                                                 --------
FUND                                                                        1998         1999
----                                                                        ----         ----
Equity Income...............................................................14.64%
Mid Cap Value..............................................................106.41%
Mid Cap Growth.............................................................158.43%
Equity Index.................................................................4.32%
Large Cap Value.............................................................47.35%
Balanced....................................................................46.04%
International Equity Index...................................................9.90%
Large Cap Growth...........................................................117.34%
Short-Term Bond.............................................................56.99%
Intermediate Tax-Free Bond.................................................109.03%
Municipal Income............................................................69.76%
Ohio Municipal Bond.........................................................10.49%
Government Bond.............................................................91.49%
Ultra Short-Term Bond.......................................................41.15%
Kentucky Municipal Bond......................................................5.81%
Arizona Municipal Bond......................................................20.89%
W. Virginia Municipal Bond..................................................16.69%
Louisiana Municipal Bond....................................................12.03%
Diversified Equity..........................................................62.37%
Small Cap Growth............................................................83.77%
Investor Growth..............................................................4.05%
Investor Growth & Income....................................................11.38%
Investor Conservative Growth.................................................3.22%
Investor Balanced............................................................9.71%
High Yield Bond................................................................NA*
Treasury & Agency...........................................................41.60%
Small Cap Value Fund.........................................................NA***            ##
Diversified Mid Cap..........................................................NA***            ##
Diversified International....................................................NA***            ##
Market Expansion Index.......................................................NA***            ##
Bond ........................................................................NA***            ##
Income Bond..................................................................NA***            ##
Intermediate Bond............................................................NA***            ##
Short-Term Municipal Bond....................................................NA***            ##
Tax-Free Bond................................................................NA***            ##
Michigan Municipal Bond......................................................NA**             ##
Technology Fund..............................................................NA*            NA**
Real Estate Fund.............................................................NA*            NA**


*        As of June 30, 1998, the Fund had not commenced operations.


** Prior to March 1999, the Predecessor Fund had a fiscal year end of December 31st. See the table below for information on portfolio turnover for the fiscal years ending December 31, 1998 and 1999.

#        As of June 30, 1999, the Fund had not commenced operations

## In March, 1999, the Predecessor Fund changed its fiscal year end from December 31st to June 30th. The Portfolio Turnover Rate is for the period beginning January 1, 1999 and ending June 30, 1999.

              Some of the Funds listed above had portfolio turnover rates in excess of 100%. This means that these Funds sold and replaced over 100% of their investments. The high portfolio turnover rates for these Funds resulted from various factors, including some or all of the following: investment strategies, unusually high market volatility and significant growth of the Funds. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to Shareholders. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making portfolio decisions.


              Prior to the consolidation with the One Group Mutual Funds, the fiscal year end for the Predecessor Funds was December 31st. The portfolio turnover rates of these Funds for the fiscal years ended December 31, 1998 and 1997 were as follows:


                                                                                FISCAL YEAR ENDED
                                                                                   DECEMBER 31,
                                                                                   ------------
FUND                                                                           1998            1997
----                                                                           ----            ----
Small Cap Value Fund........................................................   42.39%         58.29%
Diversified Mid Cap.........................................................   26.89%         37.54%
Diversified International...................................................    8.50%          3.56%
Market Expansion Index......................................................   20.18%*        NA**
Bond .......................................................................   34.69%         17.60%
Income Bond.................................................................   41.69%         38.70%
Intermediate Bond...........................................................   50.32%         31.66%
Short-Term Municipal Bond...................................................   32.23%***      NA**
Tax-Free Bond...............................................................   22.05%         32.08%
Michigan Municipal Bond.....................................................   23.33%         37.84%

*        Portfolio turnover rate for the period July 31, 1998 through December
         31, 1998.

**       As of December 31, 1997, the Fund had not commenced operations.

*** Portfolio turnover rate for the period May 4, 1998 through December 31, 1998. Not annualized.


ADDITIONAL TAX INFORMATION CONCERNING ALL FUNDS


              Each Fund is treated as a separate entity for federal income tax purposes and is not combined with One Group's other funds. Each Fund intends to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Funds so qualify, they will pay no federal income tax on the earnings they distribute to shareholders and they will eliminate or reduce to a nominal amount the federal income taxes to which they may be subject.


              In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) its net tax-exempt interest. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

              If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

              Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their "ordinary income" (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year, and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the undistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

              Shareholders of the Funds will generally be subject to federal income tax on distributions received from the Funds. Dividends that are attributable to a Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for non-corporate Shareholders) regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain.
A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

              The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months (generally taxed at a 20% tax rate for non-corporate shareholders), and otherwise as short-term capital gain or loss. However, if a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

              Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

              Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS, and CATS), as defined in "Details About the Funds' Investment Practices and Policies" in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

              A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

              The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the potential application of these new regulations.

              The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Tax-Advantaged Funds and the International Funds is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

              The foregoing discussion and the discussion below regarding the Tax-Advantaged Funds, the International Funds and the Funds of Funds are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-ADVANTAGED FUNDS

              The Code permits a regulated investment company which has invested, at the close of each quarter of its taxable year, at least 50% of its total assets in tax-free Municipal Securities and other securities the interest on which is exempt from the regular federal income tax to pay exempt-interest dividends to its Shareholders.

              The policy of each Tax-Advantaged Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt-interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Advantaged Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Tax-Advantaged Fund during such year, regardless of the period for which the Shares were held.

              Exempt-interest dividends may generally be treated by a Tax-Advantaged Fund's Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of a Tax-Free Fund is advised to consult his or her tax advisor with respect to whether such Shareholder may be treated as a "SUBSTANTIAL USER" or a "RELATED PERSON" to such user under Section 147(a) of the Code with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.

              "RELATED PERSONS" includes certain related natural persons, affiliated corporations, partners and partnerships.

              Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account in determining alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax applicable to individuals and the alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax imposed on corporations (as defined for federal income tax purposes).

              Current Federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax exempt securities to satisfy the Code's requirements for the payment of "exempt-interest" dividends.

              Each Tax-Advantaged Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

              Each Tax-Advantaged Fund may acquire rights regarding specified portfolio securities under puts. See "Futures and Options Trading." The policy of each Tax-Free Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Tax-Advantaged Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

              Following is a brief discussion of treatment of exempt-interest dividends by certain states.

              Arizona Taxes. Shareholders of the Arizona Municipal Bond Fund will not be subject to Arizona income tax on exempt-interest dividends received from the Fund to the extent that such dividends are attributable to interest on tax-exempt obligations of the state of Arizona and its political subdivisions ("LOCAL OBLIGATIONS"). Interest from Local Obligations however, may be includable in Federal gross income.

              Kentucky Taxes. Fund shares are currently exempt from the Kentucky tax on intangible property. The Kentucky Supreme Court recently held that corporate shares are not subject to the Kentucky intangible property tax because of an exemption for shares of certain corporations with in-state activities which the Court held to violate the Commerce Clause of the U.S. Constitution. The Kentucky Revenue Cabinet has announced that, in light of the ruling, it will not, as a matter of policy, require that the Kentucky intangible property tax be paid on any portion of the value of shares of any mutual fund. Previously the Cabinet had required owners of shares of mutual funds to pay tax on the portion of their share value representing underlying fund assets not exempt from the tax. The Cabinet could change this policy in the future. The Kentucky General Assembly could re-enact the intangible tax on corporate shares and other similar securities without the exemption found objectionable by the Court. There is no assurance that the Fund shares will remain free from the Kentucky intangible property tax.

              Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax to the extent they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. For Michigan personal income tax and single business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

              West Virginia Taxes. Shareholders may reduce their West Virginia adjusted gross income ("AGI") for that portion of the interest or dividends they receive which represents interest or dividends of the Fund on obligations or securities of any authority, commission or instrumentality of West Virginia that is exempt from the West Virginia personal income tax by Federal or West Virginia law. Shareholders may also reduce their West Virginia AGI for that portion of interest or dividends received from the Fund derived from obligations of the United States and from obligations or securities of some authorities, commissions or instrumentalities of the United States.

              However, shareholders cannot reduce their West Virginia AGI for any portion of interest or dividends received from the Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded "exempt-interest dividends;" and they must increase their West Virginia AGI by the amount of such interest or dividend income. Also, a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold shares of the Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder's Federal AGI.

              The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Tax-Advantaged Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the state income tax treatment of each Tax-Advantaged Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Tax-Advantaged Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL FUNDS

              Transactions of the International Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

              Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) will (under regulations to be issued) constitute qualifying income for purposes of the 90% test only to the extent that they are directly related to the trust's business of investing in stock or securities.

              Investment by the International Funds in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to Shareholders of the International Funds. If the International Funds elect to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the International Funds do not expect to make such an election. Rather, the Funds intend to avoid such tax or other charge by making an election to mark gains (and to a limited extent, losses) from such investments to market annually.

              The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

FOREIGN TAX CREDIT

              If more than 50% of an International Fund's total assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit its Shareholders who are U.S. citizens to claim a foreign tax credit or deduction on their U.S. income tax returns for their pro rata share of foreign taxes paid by the Fund. In that case, Shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund. Each Shareholder may then claim a foreign tax credit or a tax deduction that would offset some or all of the increased tax liability. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the income to an International Fund flows through to the Fund's Shareholders. In addition, no credit will be allowed for foreign taxes paid in respect of any dividend on stock paid or accrued after September 4, 1997 unless the stock was held (without protection from risk of loss) for at least 16 days during the 30-day period beginning 15 days before the ex-dividend date. For certain preferred stock the holding period is 46 days during the 90-day period beginning 45 days before the ex-dividend date. This means that (i) Shareholders not satisfying this holding period requirement may not claim foreign tax credits in respect of their shares, and (ii) the Fund may not "flow through" tax credits to Shareholders in respect of dividends on stock that the Fund has not held for the requisite period. If the Fund makes this election with respect to foreign tax credits it will notify Shareholders of their proportionate share of foreign taxes paid, the portion of the distribution that represents foreign source income, and any amount of such foreign taxes paid which are not creditable because the Fund did not meet the holding period requirement. Gains to the International Funds from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. With limited exceptions, the foreign tax credit is allowed to offset only up to 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the International Equity Index Fund.

              The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS

              A Fund of Funds will not be able to offset gains realized by one Fund in which such Fund of Funds invests against losses realized by another Fund in which such Fund of Funds invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

              Depending on a Fund of Fund's percentage ownership in an underlying Fund, both before and after a redemption, a redemption of shares of an underlying Fund by a Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Funds directly.

              Although each Fund of Funds may itself be entitled to a deduction for foreign taxes paid by a Fund in which such Fund of Funds invests (see "Additional Tax Information Concerning the International Funds"), the Fund of Funds will not be able to pass any such credit or deduction through to its own shareholders.

              The foregoing is only a general description of the federal tax consequences of a fund-of-funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

                                   VALUATION


VALUATION OF THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS

              The Money Market and Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

              Pursuant to Rule 2a-7, the Money Market and Institutional Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, THE BOND FUNDS AND THE MUNICIPAL BOND FUNDS

              Except as noted below, investments of the Equity Funds, Bond Funds, and Municipal Bond Funds of the Trust in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, securities of the International Funds, the principal market for which is a securities exchange, are valued at the last available sale price, or in the case of U.K. securities, where depending on which principal market the security trades, the quoted value will be the last available sale price or the latest mid-market price. Additionally, securities which trade in Germany, but are not on the national electronic exchange, receive a Kassa price, which is a mid-day broker quote.

              With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations either (1) are not readily available or (2) in the case of the International Funds and the High Yield Bond Fund are determined by Banc One Investment Advisors or the applicable Sub-Advisor to not accurately reflect their value are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value. Mutual fund investments of the Funds of Funds will be valued at the most recently calculated net asset value.

              The value of a foreign security is determined in its national currency as of the close of trading on its principal market, which value is then converted into its U.S. dollar equivalent using the mean of the latest foreign exchange bid and ask price at the time of the close of the London Stock Exchange. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.


              Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by Banc One Investment Advisors under the supervision of the Trustees and may include yield equivalents or a pricing matrix.

                      ADDITIONAL INFORMATION REGARDING THE
                    CALCULATION OF PER SHARE NET ASSET VALUE

              The net asset value of each Fund is determined and its Class I, Class A, Class B, Class C, Class S and Service Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per share of each Fund's Class I, Class A, Class B, Class C, Class S and Service Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Class I, Class A, Class B, Class C, Class S and Service Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C, Class S and Service Class Shares.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

              All of the classes of Shares in each Fund (other than Class S and Service Class shares) are sold on a continuous basis by The One Group Services Company (the "DISTRIBUTOR"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.


              Class I Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of Bank One Corporation and any organization authorized to act in a fiduciary, advisory, custodial or agency capacities. Class I Shares are not available to Individual Retirement Accounts.


              Class A, Class B and Class C Shares may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank, savings and loan association, insurance company (each a "SHAREHOLDER SERVICING AGENT") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.


              Class S Shares may be purchased by broker-dealers, other financial intermediaries, banks and other depository institutions on behalf of clients requiring additional services, such as reports and other information related to maintenance of shareholders accounts.


              Service Class Shares are available only in the Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services (e.g., sweep processing).

EXCHANGES.

              The exchange privileges described herein may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged Shares, except as provided below. The Trust does not impose a charge for processing exchanges of Shares. For Federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

              Class I. Class I Shareholders of a Fund may exchange their Shares for Class A Shares of the same Fund or for Class A Shares or Class I Shares of another Fund of the Trust. Class A Shareholders may exchange their Shares for Class I Shares of a Fund or for Class I or Class A Shares of another Fund or the Trust, if the Shareholder is eligible to purchase such Shares.

              Class A Shares. If a Shareholder seeks to exchange Class A Shares of a Fund that does not impose a sales charge for Class A Shares of a Fund that does, or the Fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the Fund into which the Shares are being exchanged and any sales charge previously paid for the exchanged Shares, including any sales charges incurred on any earlier exchanges of the Shares (unless such sales charge is otherwise waived as provided above). The exchange of Class I Shares for Class A Shares also will require payment of the sales charge unless the sales charge is waived, as provided above. If a Shareholder (no longer eligible to purchase Class I Shares) purchases Class A Shares of a Fund, the Shareholder will be subject to Distribution and Shareholder Services Plan Fees.

              Class B Shares. Class B Shareholders of a Fund may exchange their Shares for Class B Shares of any other Fund of the Trust on the basis of the net asset value of the exchanged Class B Shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B Shares. The newly acquired Class B Shares will be subject to the higher Contingent Deferred Sales Charge of either the Fund from which the Shares were exchanged or the Fund into which the Shares were exchanged. With respect to outstanding Class B Shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the Fund the Shares are exchanging into or any other Fund from which the Shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the initial exchange was made.

              Class C Shares. Class C Shareholders may not exchange their Class C Shares for shares of any other class nor may shares of any other class be exchanged for Class C Shares.

              Service Class Shares. Service Class Shareholders may not exchange their Service Class Shares for Shares of any other class, nor may Shares of any other class be exchanged for Service Class Shares.


              Class S. Shares. Class S Shares may not exchange their Class S Shares for shares of any other class, nor may shares of any other class be exchanged for Class S Shares.

              Institutional Money Market Funds. Shares of the Institutional Money Market Funds may be purchased by commercial and retail institutional investors, including affiliates of Bank One Corporation, that have opened an account with the Transfer Agent either directly or through a Shareholder Servicing Agent, by persons whose individual net worth, or joint net worth with that person's spouse, at the time of his or her purchase exceeds $1,000,000, or by persons whose individual annual income, or joint annual income with that person's spouse, at the time of his or her purchase exceeds $200,000.

REDEMPTIONS

              The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

              (a) trading on the New York Stock Exchange (the "EXCHANGE") is restricted by applicable rules and regulations of the Securities and Exchange Commission,

              (b) the Exchange is closed for other than customary weekend and holiday closings,

              (c)    the SEC has by order permitted such suspension, or

              (d)    an emergency exists as determined by the SEC.

                             MANAGEMENT OF THE TRUST


TRUSTEES & OFFICERS


              Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust who were elected by the Shareholders of the Trust. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of the Trust. There are currently eight Trustees, all of whom, except John F. Finn, are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees of the Trust, their addresses, their ages, and principal occupations during the past five years are set forth below.



                                              POSITION HELD               PRINCIPAL OCCUPATION
NAME AND ADDRESS                      AGE     WITH THE TRUST              DURING THE PAST FIVE YEARS
----------------                      ---     --------------              --------------------------
Peter C. Marshall                      56         Trustee                 From November, 1993 to present,
DCI Marketing, Inc.                                                       President, DCI Marketing, Inc.
2727 W. Good Hope Road
Milwaukee, WI 53209

Charles I. Post                        71         Trustee                 From July, 1986 to present, self
7615 4th Avenue West                                                      employed as a consultant.
Bradenton, FL 34209

Frederick W. Ruebeck                   60         Trustee                 From June, 1988 to present,
Eli Lilly & Company                                                       Director of Investments, Eli
Lilly Corporate Center                                                    Lilly and Company.
307 East McCarty
Indianapolis, IN 46258

Robert A. Oden, Jr.                    53         Trustee                 From 1995 to present, President,
Office of the President                                                   Kenyon College; from 1989 to 1995,
Ransom Hall                                                               Headmaster, The Hotchkiss School.
Kenyon College
Gambier, OH 43022

*John F. Finn                          51         Trustee                 Since 1975, President of Gardner,
President                                                                 Inc. (wholesale distributor to the
Gardner, Inc.                                                             outdoor power equipment industry).
1150 Chesapeake Avenue
Columbus, Ohio 43212

Marilyn McCoy                          51         Trustee                 Vice President of Administration
Northwestern University                                                   and Planning, Northwestern
Office of the Vice President                                              University (1985 to present).
Administration Planning                                                   Trustee of Pegasus Funds since
633 Clark St. Crown 2-112                                                 1996.
Evanston, IL 60208

Julius L. Pallone                      69         Trustee                 President, J.L. Pallone Associates
J.L. Pallone Associates                                                   (1994 to present) Trustee of
3000 Town Center                                                          Pegasus Funds since 1987.
Suite 732
Southfield, MI 48075

Donald L. Tuttle                       65         Trustee                 Vice President (1995 to present)
Association of Management                                                 and Senior Vice President (1992 to
and Research                                                              1995), Association for Investment
5 Boar's Head Lane                                                        Management and Research, Trustee
Charlottesville, VA 22901                                                 of Pegasus Funds since 1993.

* John F. Finn is an "interested person" as that term is defined in the Investment Company Act of 1940.

              The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

              The Compensation Table below sets forth the estimated total compensation to the Trustees from the Trust and the operational funds of The One Group for the Trust's fiscal year ended June 30, 1998.

                              COMPENSATION TABLE(1)


                                                       PENSION OR
                                   AGGREGATE       RETIREMENT BENEFITS      ESTIMATED ANNUAL     TOTAL COMPENSATION
NAME OF PERSON,                  COMPENSATION      ACCRUED AS PART OF         BENEFITS UPON         FROM THE FUND
POSITION                        FROM THE TRUST      TRUST EXPENSES(2)          RETIREMENT            COMPLEX(3)
--------                        --------------      -----------------          ----------            ----------
Peter C. Marshall,                 $49,750                   N/A                     N/A               $52,750
Chairman

Charles I. Post,                   $45,500                   N/A                     N/A               $48,500
Trustee

Frederick W. Ruebeck,              $46,750(4)                N/A                     N/A               $49,750(4)
Trustee

Robert A. Oden, Jr.,               $46,750                   N/A                     N/A               $49,750
Trustee

John F. Finn,                      $46,750(4)                N/A                     N/A               $49,750(4)
Trustee

Marilyn McCoy                      $11,250(5)                N/A                     N/A               $12,000(5)
Trustee

Julius L. Pallone                  $11,250(5)                N/A                     N/A               $12,000(5)
Trustee

Donald L. Tuttle                   $11,250(6)                N/A                     N/A               $12,000(6)
Trustee



(1)      Figures are for the Trust's fiscal year ended June 30, 1999.

(2) The Trustees may defer all or a part of their compensation payable by the Trust pursuant to the Deferred Compensation Plan (the "PLAN"). Under the Plan, the Trustees may specify Class I shares of one or more Funds of the Trust that will be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee.)

(3) "Fund Complex" comprises the funds of One Group Mutual Funds and the portfolios of One Group(R) Investment Trust that were operational as of June 30, 1999.

(4)      Includes $35,000 of deferred compensation.

(5)      Includes $11,250 of deferred compensation.

(6)      Includes $5,625 of deferred compensation.

              The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, their ages, and principal occupations during the past five years are shown below.



                                               POSITION(S) HELD                     PRINCIPAL OCCUPATION
NAME AND ADDRESS                      AGE        WITH THE TRUST                     DURING PAST 5 YEARS
----------------                      ---        --------------                     -------------------
Mark S. Redman                         45      President, Treasurer                 From November, 1997 to
The One Group Services                         and Assistant Secretary              present, President, The One
Company                                                                             Group Services Company;
3435 Stelzer Road                                                                   From June, 1995 to
Columbus, Ohio 43219                                                                November, 1997, Officer,
                                                                                    The One Group Services
                                                                                    Company; From February,
                                                                                    1989 to present, employee
                                                                                    of BISYS Fund Services,
                                                                                    Inc. (FKA Winsbury Company)

James T. Gillespie                     32      Vice President                       From September, 1998 to BISYS
Fund Services,                                                                      present, employee, The One
Inc.                                                                                Group Services Company;
3435 Stelzer Road                                                                   From February, 1992 to
Columbus, Ohio 43219                                                                September, 1998, employee,
                                                                                    BISYS Fund Services, Inc.

Bryan C. Haft                          34      Vice President                       From January, 1999 to
BISYS Fund Services,                                                                present, employee, The One
Inc.                                                                                Group Services Company;
3435 Stelzer Road                                                                   From November, 1992 to
Columbus, Ohio 43219                                                                January, 1999, employee,
                                                                                    BISYS Fund Services, Inc.


Charles L. Booth                       39      Secretary                            From February, 1998, to BISYS
Fund Services,                                                                      present, Chief Compliance
Inc.                                                                                Officer and Vice President
3435 Stelzer Road                                                                   Fund Compliance
Columbus, Ohio 43219                                                                BISYS Fund Services, Inc.;
                                                                                    From April, 1988, to
                                                                                    February, 1998, employee,
                                                                                    BISYS Fund Services, Inc.

Alaina J. Metz                         32      Assistant Secretary                  From June, 1995, to
BISYS Fund Services,                                                                present, Chief
Inc.                                                                                Administrator,
3435 Stelzer Road                                                                   Administration and
Columbus, Ohio 43219                                                                Regulatory Services,
                                                                                    BISYS Fund Services, Inc.; from
                                                                                    May 1989 to June 1995, Supervisor,
                                                                                    Mutual Fund Legal
                                                                                    Department, Alliance
                                                                                    Capital Management.

INVESTMENT ADVISOR AND SUB-ADVISORS

                    BANC ONE INVESTMENT ADVISORS CORPORATION

              Investment advisory services to each of the Trust's Funds are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Funds (except for the High Yield Bond Fund which is sub-advised by a Sub-Advisor). In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Funds' investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.


              Banc One Investment Advisors is an indirect, wholly-owned subsidiary of Bank One Corporation, a bank holding company incorporated in the state of Delaware. Bank One Corporation has affiliate banking organizations in Arizona, Colorado, Delaware, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, Bank One Corporation has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

              Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (formerly, One Group, The One Group and the Helmsman Fund) since 1985.


              During the fiscal years ended June 30, 1999, 1998, and 1997, the Funds of the Trust paid the following investment advisory fees to Banc One Investment Advisors (except as noted above) and Banc One Investment Advisors voluntarily waived investment advisory fees as follows:

                    ONE GROUP MUTUAL FUND ADVISORY FEES--NET



                                                      FISCAL YEAR ENDED JUNE 30,
                                                      --------------------------
                                     1999                      1998                      1997
                                ----------------         ------------------         -------------------
FUND                            NET       WAIVED         NET         WAIVED         NET          WAIVED
----                            ---       ------         ---         ------         ---          ------
U.S. Treasury Securities
Money Market                                         $ 9,337,795   $2,237,340    $5,992,323    $2,742,727

Prime Money Market                                   $ 9,806,764   $1,675,435    $7,824,731    $1,899,772
Municipal Money Market                               $ 1,491,141   $  596,454    $1,241,937    $  593,593

Ohio Municipal Money Market                          $   252,818   $   60,211    $  231,786    $   36,034
Equity Income                                        $ 6,571,128          -0-    $4,104,562    $        0

Mid Cap Value                                        $ 4,758,742          -0-    $4,129,523    $        0
Mid Cap Growth                                       $ 6,492,467          -0-    $4,511,169    $        0

Equity Index                                         $   992,672   $1,985,360    $  547,238    $1,094,476
Large Cap Value                                      $ 5,638,325          -0-    $4,726,413           $ 0

Balanced                                             $ 1,178,256   $  191,626    $  684,481    $  142,861
International Equity Index                           $ 2,373,749          -0-    $2,201,616    $      837

Large Cap Growth                                     $12,023,999          -0-    $7,948,260    $        0

Short-Term Bond                                      $ 1,879,523   $1,700,459    $1,830,204    $1,830.204

Intermediate Tax-Free Bond                           $ 1,904,783   $1,025,646    $1,235,203    $  776,825
Municipal Income                                     $ 2,184,870   $  624,243    $1,314,694    $  387,974
Ohio Municipal Bond                                  $   544,952   $  517,943    $  389,001    $  391,781
Government Bond                                      $ 3,714,960   $   80,216    $3,098,420    $  194,800

Ultra Short-Term Bond                                $   424,770   $  699,133    $  117,314    $  342,966
Treasury Only Money Market                           $   518,513          -0-    $  385,087    $        0
Government Money Market                              $ 1,735,256          -0-    $  848,690    $        0
Kentucky Municipal Bond                              $   469,392   $  117,349    $  270,459    $   78,137
Institutional Prime Money
     Market                     NA###     NA###             NA##         NA##           NA#           NA#
Tax-Exempt Money Market                                     NA##         NA##           NA#           NA#
Arizona Municipal Bond                               $ 1,007,240   $  154,639    $  390,737+++ $  126,415+++
W. Virginia Municipal Bond                           $   365,585   $  103,485    $  121,278+++ $   66,525+++
Louisiana Municipal Bond                             $   572,161   $  355,668    $  683,535    $  394,121
Diversified Equity                                   $ 4,485,408          -0-    $2,309,475    $   69,333
Small Cap Growth                                     $   902,099          -0-    $  699,896    $   30,410
High Yield Bond                   *         *               NA##         NA##           NA#           NA#
Investor Growth                                      $    35,565   $   21,362    $    1,552    $    6,244++++
Investor Growth & Income                             $    49,435   $   17,732    $    2,046    $    8,237++++

Investor Conservative Growth                         $     4,622   $   18,489    $      683    $    2,750++++
Investor Balanced                                    $    53,241   $   11,387    $    3,107    $   12,503++++

Treasury & Agency                                    $   232,442   $  232,443    $   99,224    $   99,225+++

Small Cap Value                  **        **                 NA           NA            NA            NA
Diversified Mid Cap              **        **                 NA           NA            NA            NA
Diversified International        **        **                 NA           NA            NA            NA
Market Expansion Index           **        **                 NA           NA            NA            NA
Bond                             **        **                 NA           NA            NA            NA
Income Bond                      **        **                 NA           NA            NA            NA
Intermediate Bond                **        **                 NA           NA            NA            NA
Short-Term Municipal Bond        **        **                 NA           NA            NA            NA
Tax-Free Bond                    **        **                 NA           NA            NA            NA
Michigan Municipal Bond
Michigan Municipal Money
   Market                        **        **                 NA           NA            NA            NA
Cash Management Money
   Market                        **        **                 NA           NA            NA            NA
Treasury Cash Management
   Money Market                  **        **                 NA           NA            NA            NA
Treasury Prime Cash
   Management Money Market       **        **                 NA           NA            NA            NA
U.S. Government Securities
   Cash Management Money
   Market                        **        **                 NA           NA            NA            NA
Municipal Cash Management
   Money Market                  **        **                 NA           NA            NA            NA

Technology
Real Estate Fund
U.S. Government Securities Money Market
Treasury Prime Money Market

###      As of June 30, 1999, the Fund had not commenced operations.

##       As of June 30, 1998, the Fund had not commenced operations.

#        As of June 30, 1997, the Fund had not commenced operations.

*        Fees for the period from November 13, 1998 to June 30, 1999

** Fee for the period from the consolidation with the Pegasus Funds to June 30, 1999.

+++      Fees for the period from January 20, 1997 to June 30, 1997.

++++     Fees for the period from December 10, 1996 to June 30, 1997.

              For the period beginning November 1, 1999 and ending October 31,2000, Banc One Investment Advisors and The One Group Services Company have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses as follows for the Funds listed below:



                                     CLASS A          CLASS B           CLASS C          CLASS I
---------------------------------------------------------------------------------------------------------
1. Small Cap Growth                    1.30%            2.05%            2.05%            1.05%
---------------------------------------------------------------------------------------------------------
2. Small Cap Value                     1.19%            1.94%            1.94%             .94%
---------------------------------------------------------------------------------------------------------
3. Mid Cap Growth                      1.25%            N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------
4. Mid Cap Value                       1.21%            N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------
5. Diversified Mid Cap                 1.11%            1.86%            1.86%             .86%
---------------------------------------------------------------------------------------------------------
6. Large Cap Growth                    1.19%            N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------
7. Large Cap Value                     1.23%            1.98%            1.98%             .98%
---------------------------------------------------------------------------------------------------------
8. Equity Income                       1.23%            N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------
9. Diversified Equity                  1.21%            N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------
10. Balanced                           1.15%            1.90%            1.90%             .90%
---------------------------------------------------------------------------------------------------------
11. Equity Index                        .65%            1.40%            1.40%             .40%
---------------------------------------------------------------------------------------------------------
12. Market Expansion Index              .82%            1.57%            1.57%             .57%
---------------------------------------------------------------------------------------------------------
13. International Equity               1.20%            N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------
    Index                              1.30%            2.05%            2.05%            1.05%
---------------------------------------------------------------------------------------------------------
14. Diversified International          1.55%            2.30%            2.30%            1.30%
---------------------------------------------------------------------------------------------------------
15. Technology                         1.55%            2.30%            2.30%            1.30%
---------------------------------------------------------------------------------------------------------
16. Real Estate                        1.35%            2.10%            2.10%            1.10%
---------------------------------------------------------------------------------------------------------
17. Ultra Short-Term Bond               .75%            1.25%            1.25%             .50%
---------------------------------------------------------------------------------------------------------
18. Short-Term Bond                     .80%            1.30%            1.30%             .55%
---------------------------------------------------------------------------------------------------------
19. Intermediate Bond                   .83%            1.48%            1.48%             .58%
---------------------------------------------------------------------------------------------------------
20. Bond                                .85%            1.50%            1.50%             .60%
---------------------------------------------------------------------------------------------------------
21. Income Bond                         .92%            1.57%            1.57%             .67%
---------------------------------------------------------------------------------------------------------
22. Government Bond                     .90%            1.55%            1.55%            N/A
---------------------------------------------------------------------------------------------------------
23. Treasury & Agency                   .70%            1.20%            1.20%             .45%
---------------------------------------------------------------------------------------------------------
24. High Yield Bond                    1.15%            1.80%            1.80%             .90%
---------------------------------------------------------------------------------------------------------
25. Short-Term Municipal Bond           .80%            1.45%            1.45%             .55%
---------------------------------------------------------------------------------------------------------
26. Intermediate Tax-Free               .85%            1.60%            1.60%             .60%
---------------------------------------------------------------------------------------------------------
27. Tax-Free Bond                       .87%            1.52%            1.52%             .62%
---------------------------------------------------------------------------------------------------------
28. Municipal Income                    .87%            1.52%            1.52%             .62%
---------------------------------------------------------------------------------------------------------
29. Arizona Municipal Bond              .90%            1.55%            1.55%             .65%
---------------------------------------------------------------------------------------------------------
30. Kentucky Municipal Bond             .90%            1.55%            1.55%             .65%
---------------------------------------------------------------------------------------------------------
31. Louisiana Municipal Bond            .90%            1.55%            1.55%             .65%
---------------------------------------------------------------------------------------------------------
32. Michigan Municipal Bond             .90%            1.55%            1.55%             .65%
---------------------------------------------------------------------------------------------------------

                                     CLASS A          CLASS B           CLASS C          CLASS I
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
33. Ohio Municipal Bond                .87%            1.52%             1.52%             .62%
---------------------------------------------------------------------------------------------------------
34. West Virginia Municipal Bond       .90%            1.55%             1.55%             .65%
---------------------------------------------------------------------------------------------------------
35. Investor Growth                    .45%            1.20%             1.20%             .20%
---------------------------------------------------------------------------------------------------------
36. Investor Growth & Income           .45%            1.20%             1.20%             .20%
---------------------------------------------------------------------------------------------------------
37. Investor Balanced                  .45%            1.20%             1.20%             .20%
---------------------------------------------------------------------------------------------------------
38. Investor Conservative Growth       .45%            1.20%             1.20%             .20%
---------------------------------------------------------------------------------------------------------



                   MONEY MARKET AND INSTITUTIONAL MONEY MARKET



------------------------------------------------------------------------------------------------------------------------------------
FUND                 Class A             Class B             Class C          Service Class       Class S           Class I
------------------------------------------------------------------------------------------------------------------------------------
39. CASH
MANAGEMENT
MONEY MARKET          .60%                 NA                  NA                  NA               NA                .35%
------------------------------------------------------------------------------------------------------------------------------------
40. TREASURY
CASH
MANAGEMENT
MONEY MARKET          .60%                 NA                  NA                  NA               NA                .35%
------------------------------------------------------------------------------------------------------------------------------------
41. TREASURY
PRIME CASH
MANAGEMENT
MONEY MARKET          .60%                 NA                  NA                  NA               NA                .35%
------------------------------------------------------------------------------------------------------------------------------------
42. U.S.
GOVERNMENT
SECURITIES
CASH
MANAGEMENT
MONEY MARKET          .60%                 NA                  NA                  NA               NA                .35%
------------------------------------------------------------------------------------------------------------------------------------
42. MUNICIPAL
CASH
MANAGEMENT
MONEY MARKET          .60%                 NA                  NA                  NA               NA                .35%
------------------------------------------------------------------------------------------------------------------------------------
44. PRIME
MONEY MARKET          .77%               1.52%               1.52%               1.07%              NA                .52%
------------------------------------------------------------------------------------------------------------------------------------
45. U.S.
TREASURY
SECURITIES
MONEY MARKET          .77%               1.52%               1.52%               1.07%              NA                .52%
------------------------------------------------------------------------------------------------------------------------------------
46. MUNICIPAL
MONEY MARKET          .72%                 NA                1.47%               1.02%              NA                .47%
------------------------------------------------------------------------------------------------------------------------------------
47. MICHIGAN
MUNICIPAL
MONEY MARKET          .75%                 NA                1.50%               1.05%              NA                .50%
------------------------------------------------------------------------------------------------------------------------------------
48. OHIO
MUNICIPAL
MONEY MARKET          .70%                 NA                1.45%               1.00%              NA                .45%
------------------------------------------------------------------------------------------------------------------------------------
49. TREASURY
PRIME MONEY
MARKET                .77%                 NA                1.52%               1.07%              NA                .52%
------------------------------------------------------------------------------------------------------------------------------------
50. U.S.
GOVERNMENT
SECURITIES
MONEY MARKET          .77%                 NA                1.52%               1.07%              NA                .52%
------------------------------------------------------------------------------------------------------------------------------------
51.
INSTITUTIONAL
PRIME MONEY
MARKET                 NA                  NA                  NA                  NA              .35%               .18%
------------------------------------------------------------------------------------------------------------------------------------
52. TREASURY
ONLY MONEY
MARKET                 NA                  NA                  NA                  NA              .35%               .18%
------------------------------------------------------------------------------------------------------------------------------------
53. GOVERNMENT
MONEY MARKET           NA                  NA                  NA                  NA              .35%               .18%
------------------------------------------------------------------------------------------------------------------------------------
54. TAX-
EXEMPT MONEY
MARKET                 NA                  NA                  NA                  NA              .35%               .18%
------------------------------------------------------------------------------------------------------------------------------------

              All investment advisory services are provided to the Funds by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "INVESTMENT ADVISORY AGREEMENT"). The Investment Advisory Agreement (and the High Yield Sub-Investment Advisory Agreement described immediately following, collectively, the "ADVISORY AND SUB-ADVISORY AGREEMENTS") will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory and Sub-Advisory Agreements were renewed by the Trust's Board of Trustees at their quarterly meeting on August 19, 1999. The Advisory and Sub-Advisory Agreements may be terminated as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor or Sub-Advisor as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.


              The Advisory and Sub-Advisory Agreements each provide that the respective Advisor or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors or Sub-Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.


              Prior to the merger with the Funds, First Chicago NBD Investment Management Company ("FCNIMCO") provided investment management services to the Predecessors Funds of the Small Cap Value Fund, the Diversified Mid Cap Fund, the Diversified International Fund, the Market Expansion Index Fund, the Bond Fund, the Income Bond Fund, the Intermediate Bond Fund, the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund, the Michigan Municipal Bond Fund, the Michigan Municipal Money Market Fund, and the Cash Management Funds. During a portion of the year ended December 31, 1996, investment advisory services were provided to the Small Cap Value Fund, the Diversified Mid Cap Fund, the Diversified International Fund, the Market Expansion Index Fund, the Bond Fund, the Income Bond Fund, the Intermediate Bond Fund, the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund, the Michigan Municipal Bond Fund, and the Michigan Municipal Money Market Fund by NBD Bank.


              Prior to the merger with the Funds, the fiscal year end for the Predecessor Funds was December 31st. During the fiscal years ended December 31, 1998, 1997, and 1996, these Funds of the Trust paid the following investment advisory fees to FCNIMCO and FCNIMCO voluntarily waived investment advisory fees as follows.

                      PREDECESSOR FUNDS' ADVISORY FEES--NET


                                                                           FISCAL YEAR ENDED DECEMBER 31,
                                                                           ------------------------------
                           1999(1)                         1998                       1997                       1996
                           -------                         ----                       ----                       ----
FUND                  NET           WAIVED          NET           WAIVED       NET            WAIVED      NET         WAIVED
----                  ---           ------          ---           ------       ---            ------      ---         ------
Small Cap Value                                  $2,003,921             0   $1,283,658              0   $ 349,224  *** $ 56,427  ***
Diversified Mid Cap                              $6,832,757             0   $5,355,678              0  $1,467,224  #          0
Diversified International                        $4,577,670             0   $3,752,409              0  $1,179,691  ##  $ 26,973  ##
Market Expansion Index                                    0      $ 45,584          NA*            NA*        NA**          NA**
Bond                                             $5,674,695             0   $4,089,788              0  $1,092,756  #   $ 49,503  #
Income Bond                                       $ 827,079             0    $ 562,165              0   $ 265,891  #   $ 16,303  #
Intermediate Bond                                $2,349,025             0   $1,890,923              0   $ 626,682  *** $ 49,186  ***
Short-Term Municipal Bond                         $ 144,978      $ 41,317          NA*            NA*        NA**          NA**
Tax-Free Bond                                    $2,358,313             0   $1,524,196              0   $ 531,933  ### $108,706  ###
Michigan Municipal Bond                           $ 686,184      $ 13,410    $ 228,576       $ 43,158    $ 66,088  #   $ 11,150  #
Michigan Municipal Money Market                   $ 327,693      $ 36,792    $ 335,355       $ 44,602   $ 696,445  +   $ 37,403  +
Cash Management Money Market                     $3,402,847      $907,915   $1,642,225       $279,533   $ 398,138  ++  $222,088  ++
Treasury Cash Management
  Money Market                                    $ 498,263      $136,100     $ 99,821       $ 33,327        NA**          NA**
Treasury Prime Cash Management
  Money Market                                    $ 592,066      $207,054    $ 404,248       $105,789   $ 123,521  ++  $145,816  ++
U.S. Government Securities
  Cash Management Money Market                   $2,465,211      $295,457   $1,369,324       $ 88,360   $ 325,009  ++  $297,097  ++
Municipal Cash Management
  Money Market                                    $ 804,693      $179,890    $ 107,285       $ 40,982        NA**          NA**

* As of the end of the fiscal year ended December 31, 1997, the Funds had not commenced operations.

** As of the end of the fiscal year ended December 31, 1996, the Funds had not commenced operations.

***      Fees for the period beginning September 21, 1996 to December 31, 1996.

#        Fees for the period beginning September 23, 1996 to December 31, 1996.

##       Fees for the period beginning August 24, 1996 to December 31, 1996.

###      Fees for the period beginning September 14, 1996 to December 31, 1996.

+        Fees for the period beginning September 16, 1996 to December 31, 1996.

++       Fees for the period beginning July 13, 1996 to December 31, 1996.

(1)      For the period beginning January 1, 1999 to March 22, 1999.

For the period beginning January 1, 1996 and ending on the date specified below, the Predecessor Funds paid FCNIMCO or NBD and FCNIMCO or NBD waived the investment advisory fees indicated below:

                                                                      FISCAL YEAR 1996
                                                                      ----------------
                                             NBD                          FCNIMCO
                                             ---                          -------
FUND                                NET              WAIVED          NET           WAIVED          END DATE
----                                ---              ------          ---           ------          --------
Small Cap Value                     NA               NA              $199,276      $147,469        September 21, 1996
Diversified Mid Cap                 $3,397,900       0               NA            NA              September 23, 1996
Diversified International           $  594,989       0               NA            NA              August 24, 1996
Market Expansion Index              NA*              NA*             NA*           NA*             NA*
Bond                                $2,021,339       0               NA            NA              August 24, 1996
Income Bond                         NA               NA              $355,241      $183,139        September 23, 1996
Intermediate Bond                   $1,539,059       0               NA            NA              September 21, 1996
Short-Term Municipal Bond           NA*              NA*             NA*           NA*             NA*
Tax-Free Bond                       NA               NA              $186,988      $273,829        September 14, 1996
Michigan Municipal Bond             $  196,723       $34,535         NA            NA              September 23, 1996
Michigan Municipal Money
  Market                            $  437,785       0               NA            NA              September 15, 1996
Cash Management Money
  Market                            NA               NA              $311,040      $176,053        July 13, 1996
Treasury Cash Management
  Money Market                      NA*              NA*             NA*           NA*             NA*
Treasury Prime Cash
  Management Money Market           NA               NA              $ 73,377      $102,644        July 13, 1996
U.S. Government Securities
  Cash Management Money
  Market                            NA               NA              $383,484      $139,491        July 13, 1996
Municipal Cash Management
  Money Market                      NA*              NA*             NA*           NA*             NA*

* As of the end of the fiscal year ended December 31, 1996, the Funds had not commenced operations.

INDEPENDENCE INTERNATIONAL ASSOCIATES, INC.


Independence International Associates, Inc. ("INDEPENDENCE INTERNATIONAL") served as investment Sub-Advisor to the International Equity Index Fund through October 31, 1999 pursuant to an agreement (the "INTERNATIONAL SUB-INVESTMENT ADVISORY AGREEMENT") with Banc One Investment Advisors dated January 11, 1993. Independence International is a wholly-owned subsidiary of John Hancock Asset Management, Inc. and an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company. Boston International Advisors, Inc., the predecessor of Independence International, received $315,098 in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1997; and $416,939 in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1998; and $ in sub-advisory fees from Banc One Investment Advisors for the fiscal year ended June 30, 1999.


BANC ONE HIGH YIELD PARTNERS, LLC


Banc One High Yield Partners, LLC serves as investment Sub-Advisor to the High Yield Bond Fund pursuant to an agreement with Banc One Investment Advisors (the "HIGH YIELD INVESTMENT ADVISORY AGREEMENT"). The Sub-Advisor was formed in June, 1998 to provide investment advisory services related to high yield, high risk assets to various clients, including the Fund. The Sub-Advisor is controlled by Banc One Investment Advisors and Pacholder Associates, Inc., an investment advisory firm which specializes in high yield, high risk, fixed income securities. For its services, the Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly by Banc One Investment Advisors, equal to .70% of the Fund's average daily net assets. For the fiscal year ended June 30, 1999, Banc One Investment Advisors Corporation paid the Sub-Advisor $ in sub-advisory fees.

GLASS-STEAGALL ACT


In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a Fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "BOARD") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "HOLDING COMPANY ACT") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its Shares, but (b) do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


In the Investment Advisory Agreement with the Trust, Banc One Investment Advisors has represented to the Trust that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectuses and this Statement of Additional Information without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Banc One Investment Advisors from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by Banc One Investment Advisors, the Board of Trustees of the Trust would review the Trust's relationship with Banc One Investment Advisors and consider taking all action necessary in the circumstances.


Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Bank One Corporation subsidiary banks or their correspondent banks in connection with customer purchases of Shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.


PORTFOLIO TRANSACTIONS

Pursuant to the Advisory and Sub-Advisory Agreements, Banc One Investment Advisors and the applicable Sub-Advisor determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, the Funds of Funds and (to a varying degree) the Balanced Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors or the applicable Sub-Advisor generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors and the applicable Sub-Advisor with respect to the Funds each serves based on their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors or the applicable Sub-Advisor may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not be limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors or the applicable Sub-Advisor and does not reduce the advisory fees payable to Banc One Investment Advisors or the applicable Sub-Advisor. Such information may be useful to Banc One Investment Advisors or the applicable Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors or the applicable Sub-Advisor in carrying out their obligations to the Trust. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors. Total compensation paid to such brokers amounted to $14,566,893.79.


The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of Bank One Corporation subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

During the Trust's fiscal year ended June 30, 1996, the percentage of the Trust's During the Trust's fiscal year ended June 30, 1996, the percentage of the Trust's aggregate brokerage commissions paid to Goldman was 1.26% and the percentage of the Trust's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman was 1.47%.

In the fiscal years ended June 30, 1999, 1998, and 1997, each of the Funds of the Trust (except for the Funds identified below as having fiscal years previously ending December 31st) that paid brokerage commissions and the amounts paid for each year were as follows:



                                                   BROKERAGE COMMISSIONS

                                                            FISCAL YEAR ENDED JUNE 30,
                                                            --------------------------
FUND                                            1999                  1998                1997
----                                            ----                  ----                ----
Equity Income                                                         $  331,556           $  395,450

Mid Cap Value                                                         $1,541,217           $1,570,859

Mid Cap Growth                                                        $2,455,346           $3,199,337

Equity Index                                                          $   72,702           $  162,178

Large Cap Value                                                       $  722,191           $1,378,450

Balanced                                                              $  154,837           $  194,187

International Equity Index                                            $  514,660           $  349,010

Large Cap Growth                                                      $2,935,851           $1,285,883

Small Cap Growth                                                      $  180,460           $  194,127

Diversified Equity                                                    $  763,394           $1,005,409

Small Cap Value                                                              NA*                  NA*
Diversified Mid Cap                                                          NA*                  NA*
Diversified International                                                    NA*                  NA*
Market Expansion Index                                                       NA*                  NA*



* Prior to the merger in March, 1999, the Fund has a fiscal year ending December 31st.



                                           BROKERAGE COMMISSIONS

                                                          FISCAL YEAR ENDED DECEMBER 31,
                                                          ------------------------------
FUND                                              1998                 1997                 1996
----                                              ----                 ----                 ----
Small Cap Value                                   $379,752             $280,426             $114,320
Diversified Mid Cap                               $803,740             $698,038             $621,056
Diversified International                         $288,664             $225,448             $358,776
Market Expansion Index                            $  5,850             NA*                  NA*


*        As December 31, 1997 and 1998, the Fund had not commenced operations.

As of June 30, 1999, certain Funds owned securities of their regular broker dealers (or parents) as shown below:

FUND                                              NAME OF BROKER-DEALER                     VALUE OF SECURITIES OWNED
----                                              ---------------------                     -------------------------



Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Investment Advisors or the applicable Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account (or, in the case of the International Equity Index Fund, another account), the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors or the applicable Sub-Advisor of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Investment Advisors and the applicable Sub-Advisor may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, Banc One Investment Advisors and the applicable Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or the applicable Sub-Advisor or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and the applicable Sub-Advisor and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR

The One Group Services Company serves as Administrator (the "ADMINISTRATOR") to each Fund of the Trust pursuant to a Management and Administration Agreement with the Trust (the "ADMINISTRATION AGREEMENT"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Fund beginning December 1, 1995. The Administrator assists in supervising all operations of each Fund to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Fund).

Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund it serves and to compute the net asset value and net income of such Funds on a daily basis, to maintain office facilities for the Trust, to maintain each such Fund's financial accounts and records, and to furnish the Trust statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Trust with respect to each such Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and State tax returns, prepares filings with State securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the investment advisory agreements, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

Banc One Investment Advisors also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and Banc One Investment Advisors. Pursuant to this agreement, Banc One Investment Advisors performs many of the Administrator's duties, for which Banc One Investment Advisors receives a fee paid by the Administrator.

The Trust paid fees for administrative services to The One Group Services Company as Administrator for the fiscal years ended June 30, 1999, 1998, and 1997 as follows:


                                     ONE GROUP MUTUAL FUNDS ADMINISTRATION FEES -- NET
                                     -------------------------------------------------

                                                                                                FISCAL YEAR ENDED
                                                                                                  JUNE 30, 1999
                                                            THE ONE GROUP                            BANC ONE
                                                           SERVICE COMPANY                     INVESTMENT ADVISORS**
                                                       -----------------------                 -----------------------
FUND                                                   NET              WAIVED                 NET              WAIVED
----                                                   ---              ------                 ---              ------
U.S. Treasury Securities
Money Market
Prime Money Market
Municipal Money Market
Ohio Municipal Money Market
Equity Income
Mid Cap Value
Mid Cap Growth
Equity Index
Large Cap Value
Balanced
International Equity Index
Large Cap Growth
Short-Term Bond
Intermediate Tax-Free Bond
Municipal Income
Ohio Municipal Bond
Government Bond
Ultra Short-Term Bond
Treasury Only Money Market
Government Money Market
Tax-Exempt Money Market                                NA*              NA*                    NA*              NA*
Arizona Municipal Bond
Kentucky Municipal Bond
W. Virginia Municipal Bond
Louisiana Municipal Bond
Diversified Equity
Small Cap Growth
High Yield Bond
Investor Growth
Investor Growth & Income
Investor Conservative Growth
Investor Balanced
Treasury & Agency
Small Cap Value
Diversified Mid Cap
Diversified International
Market Expansion Index
Bond
Income Bond
Intermediate Bond
Short-Term Municipal Bond
Tax-Free Bond
Michigan Municipal Bond
Michigan Municipal Money Market
Cash Management Money Market
Treasury Cash Management Money Market
Treasury Prime Cash Management Money Market
U.S. Government Securities Cash Management
  Money Market
Municipal Cash Management Money Market



*        As of June 30, 1999, the Fund had not commenced operations.

** These fees were paid by The One Group Services Company to Banc One Investment Advisors pursuant to the Sub-Administration Agreement.

                 ONE GROUP MUTUAL FUNDS ADMINISTRATION FEES--NET



                                                                              FISCAL YEAR ENDED
                                                                                JUNE 30, 1998
                                            THE ONE GROUP                         BANC ONE
                                           SERVICE COMPANY                  INVESTMENT ADVISORS**
                                           ---------------                  ---------------------
FUND                                    NET              WAIVED             NET            WAIVED
----                                    ---              ------             ---            ------
U.S. Treasury Securities
  Money Market                      $2,892,564        $  570,303        $1,953,193        $        0
Prime Money Market                  $2,909,462        $  499,662        $1,964,556        $        0
Municipal Money Market              $  545,873        $   67,499        $  363,608        $        0
Ohio Municipal Money Market         $   57,990        $   71,908        $   39,212        $        0
Equity Income                       $  866,925        $        0        $  585,415        $        0
Mid Cap Value                       $  627,733        $        0        $  424,072        $        0
Mid Cap Growth                      $  856,657        $        0        $  578,193        $        0
Equity Index                        $  593,918        $  631,314        $  398,167        $        0
Large Cap Value                     $  743,765        $        0        $  502,444        $        0
Balanced                            $   93,135        $  188,687        $   62,825        $        0
International Equity Index          $  495,338        $        0        $  334,504        $        0
Large Cap Growth                    $1,589,738        $        0        $1,070,862        $        0
Short-Term Bond                     $  582,384        $        0        $  393,556        $        0
Intermediate Tax-Free Bond          $  476,747        $        0        $  322,115        $        0
Municipal Income                    $  609,675        $        0        $  411,186        $        0
Ohio Municipal Bond                 $  172,939        $        0        $  116,807        $        0
Government Bond                     $  628,220        $  326,624        $  424,114        $        0
Ultra Short-Term Bond               $        0        $  334,196        $        0        $        0
Treasury Only Money Market          $        0        $        0        $  321,862        $        0
Government Money Market             $        0        $        0        $1,084,467        $        0
Institutional Prime Money
  Market                                   NA*               NA*               NA*               NA*
Tax-Exempt Money Market                    NA*               NA*               NA*               NA*
Arizona Municipal Bond              $  235,850        $   27,440        $  159,048        $        0
Kentucky Municipal Bond             $  127,280        $        0        $   85,987        $        0
W. Virginia Municipal Bond          $   87,100                           $ 24,557$          58,836$0
Louisiana Municipal Bond            $  150,915        $        0        $  102,041        $        0
Diversified Equity                  $  591,870        $        0        $  399,405        $        0
Small Cap Growth                    $   96,910        $   37,328        $   65,129        $        0
High Yield Bond                            NA*               NA*               NA*               NA*
Investor Growth                     $        0        $  113,852        $        0        $        0
Investor Growth & Income            $        0        $  134,333        $        0        $        0
Investor Conservative Growth        $        0        $   46,223        $        0        $        0
Investor Balanced                   $        0        $  129,257        $        0        $        0
Treasury & Agency                   $   41,644        $  120,468        $   27,972        $        0


*        As of June 30, 1998, the Fund had not commenced operations.

** These fees were paid by The One Group Services Company to Banc One Investment Advisors pursuant to the Sub-Administration Agreement.

                                                                             FISCAL YEAR ENDED
                                                                               JUNE 30, 1997
                                           THE ONE GROUP                         BANC ONE
                                          SERVICE COMPANY                   INVESTMENT ADVISORS**
                                          ---------------                   ---------------------
FUND                                   NET              WAIVED             NET              WAIVED
----                                   ---              ------             ---              ------
U.S. Treasury Securities            $4,041,160        $   52,457        $        0        $        0
Money Market
Prime Money Market                  $4,325,620        $  268,513        $1,666,976        $        0
Municipal Money Market              $  821,921        $   45,236        $  314,733        $        0
Ohio Municipal Money Market         $  168,236        $   79,377        $  107,188        $        0
Equity Income                       $  916,621        $        0        $  332,802        $        0
Mid Cap Value                       $  922,753        $        0        $  334,826        $        0
Mid Cap Growth                      $1,007,999        $        0        $  365,770        $        0
Equity Index                        $   329,84        $  574,004        $  328,342        $        0
Large Cap Value                     $1,056,104        $        0        $  383,222        $        0
Balanced                            $   94,269        $  116,194        $   76,370        $        0
International Equity Index          $  662,008        $        0        $  240,084        $        0
Large Cap Growth                    $1,775,503        $        0        $  644,453        $        0
Short-Term Bond                     $1,008,923        $        0        $  366,010        $        0
Intermediate Tax-Free Bond          $  554,163        $        0        $  201,205        $        0
Municipal Income                    $  609,095        $   16,541        $  227,031        $        0
Ohio Municipal Bond                 $  213,314        $    1,857        $   78,076        $        0
Government Bond                     $  990,039        $  220,036        $  439,098        $        0
Ultra Short-Term Bond               $   60,695        $   95,720        $   50,007        $        0
Treasury Only Money Market          $  240,680        $        0        $  240,061        $        0
Government Money Market             $  530,431        $        0        $  530,415        $        0
Institutional Prime                        NA*               NA*               NA*               NA*
Money Market
Tax-Exempt Money Market                    NA*               NA*               NA*               NA*
Arizona Municipal Bond              $  140,206        $   49,819        $   69,221        $        0
Kentucky Municipal Bond             $  127,957        $        0        $   46,478        $        0
W. Virginia Municipal Bond          $   58,427        $   10,580        $   25,040        $        0
Louisiana Municipal Bond            $  297,050        $        0        $  107,762        $        0
Diversified Equity                  $  531,250        $        0        $  192,876        $        0
Small Cap Growth                    $   92,752        $   70,432        $   59,214        $        0
High Yield Bond                            NA*               NA*               NA*               NA*
Investor Growth                     $   15,583        $        0        $        0        $        0
Investor Growth & Income            $        0        $   20,566        $        0        $        0
Investor Conservative Growth        $        0        $    6,866        $        0        $        0
Investor Balanced                   $        0        $   31,220        $        0        $        0
Treasury & Agency                   $   13,891        $   68,143        $   29,765        $        0


*        As of June 30, 1997, the Fund had not commenced operations.

** These fees were paid by The One Group Services Company to Banc One Investment Advisors pursuant to the Sub-Administration Agreement.

Predecessor Funds by FCNIMCO and BISYS and, with respect to the Michigan Municipal Money Market Fund for the period January 1, 1996 through September 16, 1996, NBD. These Funds paid fees for administrative services to FCNIMCO and BISYS for the fiscal year ended December 31, 1998 as follows:


                    PREDECESSOR FUND -- ADMINISTRATION FEES*

FISCAL YEAR ENDED DECEMBER 31, 1998

FUND                                                    BISYS              FCNIMCO
----                                                    -----              -------
Small Cap Value                                      $   39,395          $  390,017
Diversified Mid Cap                                  $  156,709          $1,551,480
Diversified International                            $   78,747          $  779,566
Market Expansion Index                               $    1,366          $   13,704
Bond                                                 $  194,675          $1,933,336
Income Bond                                          $   28,474          $  281,681
Intermediate Bond                                    $   81,371          $  799,513
Short-Term Municipal Bond                            $    6,375          $   63,485
Tax-Free Bond                                        $   80,968          $  803,400
Michigan Municipal Bond                              $   23,985          $  238,363
Michigan Municipal Money Market                      $   16,724          $  165,519
Cash Management Money Market                         $  296,691          $2,936,381
Treasury Cash Management Money Market                $   43,660          $  432,112
Treasury Prime Cash Management Money Market          $   55,000          $  544,340
U.S. Government Securities Cash Management
  Money Market                                       $  189,760          $1,878,075
Municipal Cash Management Money Market               $   67,765          $  670,673

* Fees for administration were not waived during the fiscal year ended December 31, 1998.

         Under the terms of an Administration Agreement dated as of April 12, 1996, FCNIMCO and BISYS were entitled jointly to a monthly administration fee at an annual rate of .15% of each Fund's average daily net assets. For the fiscal year ended December 31, 1997, the Predecessor Funds paid FCNIMCO as agent for the co-administrators, the following administration fees:

                    PREDECESSOR FUNDS -- ADMINISTRATION FEES*

FISCAL YEAR ENDED DECEMBER 31, 1997

FUND                                                             FCNIMCO
----                                                             -------

Small Cap Value                                                 $  275,070
Diversified Mid Cap                                             $1,338,920
Diversified International                                       $  703,577
Market Expansion Index                                                NA**
Bond                                                            $1,533,671
Income Bond                                                     $  210,812
Intermediate Bond                                               $  709,096
Short-Term Municipal Bond                                             NA**
Tax-Free Bond                                                   $  571,573
Michigan Municipal Bond                                         $  101,900
Michigan Municipal Money Market                                 $  189,978
Cash Management Money Market                                    $1,441,319
Treasury Cash Management Money Market                           $   99,861
Treasury Prime Cash Management Money Market                     $  382,527
U.S. Government Securities                                      $1,093,263
Cash Management Money Market Municipal Cash Management          $  111,200
  Money Market

* Fees for administration were not waived during the fiscal year ended December 31, 1997.

**       As of December 31, 1997, the Funds had not commenced operation.

         Under the terms of an Administration Agreement dated as of April 12, 1996, FCNIMCO and BISYS were entitled jointly to a monthly administration fee at an annual rate of .15% of each Fund's average daily net assets. Beginning on the dates indicated below and ending on December 31, 1996, the Predecessor Funds paid FCNIMCO as agent for the co-administrators, the following administration fees:

                    PREDECESSOR FUNDS -- ADMINISTRATION FEES*

FISCAL YEAR ENDED DECEMBER 31, 1996


FUND                                       BEGINNING DATE             FCNIMCO
----                                       --------------             -------
Small Cap Value                          September 21, 1996          $ 86,925
Diversified Mid Cap                      September 23, 1996          $366,806
Diversified International                August 24, 1996             $226,250
Market Expansion Index                   NA**                            NA**
Bond                                     August 24, 1996             $416,965
Income Bond                              September 23, 1996          $105,823
Intermediate Bond                        September 21, 1996          $ 34,354
Short-Term Municipal Bond                NA**                            NA**
Tax-Free Bond                            September 14, 1996          $233,974
Michigan Municipal Bond                  September 23, 1996          $ 28,964
Michigan Municipal Money Market          September 16, 1996          $ 66,924***
Cash Management Money Market             July 13, 1996               $465,170
Treasury Cash Management
  Money Market                           NA**                            NA**
Treasury Prime Cash Management
  Money Market                           July 13, 1996               $202,003
U.S. Government Securities
  Cash Management Money Market           July 13, 1996               $466,617
Municipal Cash Management
  Money Market                           NA**                            NA**


* Fees for administration were not waived during the fiscal year ended December 31, 1996.

**       As of December 31, 1996, the Funds had not commenced operation.

*** Prior to September 16, 1996, NBD provided administrative services to the Michigan Municipal Money Market Fund as a part of the previous investment advisory agreement. No separate administration fees were incurred.

For the period from January 1, 1996 through July 13, 1996, the predecessors to the Pegasus Cash Management Fund, the Pegasus Treasury Prime Cash Management Fund, and the Pegasus U.S. Government Securities Cash Management Fund paid FCNIMCO administration fees of $363,320, $132,016 and $392,231, respectively.


         Unless sooner terminated, the Administration Agreement between the Trust and The One Group Services Company will continue in effect through November 30, 2000. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Trust's Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trust's Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement may be terminated with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Trust's Board of Trustees or by The One Group Services Company.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

DISTRIBUTOR


The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly owned subsidiary of the BISYS Group, serves as Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust (the "DISTRIBUTION AGREEMENT"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until October 31, 2000 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION-- Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One Group Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.


DISTRIBUTION PLAN

The operation and fees with respect to Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of the Trust payable under the Trust's Distribution and Shareholder Services Plans, to which Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of each Fund of the Trust are subject, are described in each such Fund's Prospectuses and in the Multiple Class Plan.

The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "INDEPENDENT TRUSTEES"). The Distribution Plan originally applied to the single class of Shares of each Fund of the Trust that existed prior to the offering of the Funds' Shares as five separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Fund. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. The Distribution Plan was further amended on February 29, 1996, to eliminate certain "defensive" provisions of the Distribution Plan. A Distribution and Shareholder Services Plan (the "CDSC PLAN") for Class B and Class C Shares was initially approved on August 12, 1993 by the Independent Trustees. The CDSC Plan was re-executed on December 13, 1995 and amended on February 20, 1997. Prior to February 7, 1992, distribution fees were waived with respect to every Fund of the Trust except the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund.

During the fiscal year ending June 30, 1999, the distribution fees paid by the Class A, Class B, Class C and Service Class Shares (formerly Retirement Class Shares) of the Trust to The One Group Services Company were as follows:



                                                                                                                  SERVICE
FUND                                                    DISTRIBUTOR        CLASS A      CLASS B      CLASS C       CLASS
----                                                    -----------        -------      -------      -------       -----
U.S. Treasury Securities
Money Market                                           One Group Ser.
Prime Money Market                                     One Group Ser.
Municipal Money Market                                 One Group Ser.
Ohio Municipal Money Market                            One Group Ser.
Equity Income                                          One Group Ser.
Mid Cap Value                                          One Group Ser.
Mid Cap Growth                                         One Group Ser.
Equity Index                                           One Group Ser.
Large Cap Value                                        One Group Ser.
Value                                                  One Group Ser.
International Equity Index                             One Group Ser.
Large Cap Growth                                       One Group Ser.
Short-Term Bond                                        One Group Ser.
Intermediate Tax-Free Bond                             One Group Ser.
Municipal Income                                       One Group Ser.
Ohio Municipal Bond                                    One Group Ser.
Government Bond                                        One Group Ser.
Ultra Short-Term Bond                                  One Group Ser.
Treasury Only Money Market                             One Group Ser.
Government Money Market                                One Group Ser.
Institutional Prime Money
  Market                                               One Group Ser.
Kentucky Municipal Bond                                One Group Ser.
Tax-Exempt Money Market*                               One Group Ser.
Arizona Municipal Bond                                 One Group Ser.
W. Virginia Municipal Bond                             One Group Ser.
Louisiana Municipal Bond                               One Group Ser.
Diversified Equity                                     One Group Ser.
Small Cap Growth                                       One Group Ser.
High Yield Bond                                        One Group Ser.
Investor Growth                                        One Group Ser.
Investor Growth & Income                               One Group Ser.
Investor Conservative Growth                           One Group Ser.
Investor Balanced                                      One Group Ser.
Treasury & Agency                                      One Group Ser.
Small Cap Value**                                      One Group Ser.
Diversified Mid Cap**                                  One Group Ser.
Diversified International**                            One Group Ser.
Market Expansion Index**                               One Group Ser.
Bond**                                                 One Group Ser.
Income Bond**                                          One Group Ser.
Intermediate Bond**                                    One Group Ser.
Short-Term Municipal Bond**                            One Group Ser.
Tax-Free Bond**                                        One Group Ser.
Michigan Municipal Bond**                              One Group Ser.
Michigan Municipal Money Market**                      One Group Ser.
Cash Management Money Market***                        One Group Ser.
Treasury Cash Management Money Market***               One Group Ser.
Treasury Prime Cash Management Money Market***         One Group Ser.
U.S. Government Securities Cash Management
  Money Market***                                      One Group Ser.
Municipal Cash Management Money Market***              One Group Ser.



*        These Funds had not commenced operations as of June 30, 1999.

**       For the period from March 22, 1999 to June 30, 1999.


***      For the period from March 29, 1999 to June 30, 1999.

In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan and CDSC Plan may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that Fund. The Distribution Plan and CDSC Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan or CDSC Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.


PREDECESSOR FUNDS' DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

         Prior to the merger with the Trust, the Predecessor Funds (other than the predecessors to the Cash Management Funds) entered into servicing agreements (the "SERVICE AGREEMENTS") with servicing agents (which could include the Predecessor Fund's investment adviser and its affiliates) (collectively, the "SERVICE AGENTS"). The Service Agreements provided that the Service Agents would render shareholder administrative support services to their customers who were the beneficial owners of the Predecessor Fund shares in consideration for such Funds' payment of up to .25% (on an annualized basis) of the average daily net asset value of the shares held by the Service Agents and, at the Predecessor Fund's option, the Funds could reimburse the Service Agents' out-of-pocket expenses (such fees and expenses being collectively referred to as the "SERVICE PLAN"). The Predecessor Funds (other than the predecessors to the Cash Management Funds) implemented the Service Plan with respect to Class A and Class B Shares of the Predecessor Funds.

         In addition, the Board of Trustees of the Predecessor Funds adopted a plan under Rule 12b-1 under the 1940 Act (the "PEGASUS 12B-1 PLAN"). Pursuant to the Pegasus 12b-1 Plan, the Funds other than the Cash Management Funds could pay BISYS as distributor a fee of up to 0.75% of the average daily net asset value attributable to Class B Shares and the Cash Management Funds could pay BISYS as distributor a fee of up to 0.25% of the average daily net asset value attributable to Service Shares. These fees were paid for advertising, marketing and distributing such shares and for the provision of certain services to the holders of such shares. Under the Pegasus 12b-1 Plan, BISYS was authorized to make payments to certain financial institutions, securities dealers and other financial industry professionals in respect of these services.

         For the period beginning January 1, 1999 until the date the Predecessor Funds merged with One Group Mutual Funds in March, the distribution fees paid by the Predecessor Funds were as follows:




SHAREHOLDER                                       SHAREHOLDER                                                SERVICE
                                                   SERVICES           SERVICES              12b-1           PLAN FEES
                                                     FEES               FEES                FEES             SERVICE
FUND                                                CLASS A            CLASS B             CLASS C           SHARES
----                                                -------            -------             -------           ------
Income Bond Fund
Intermediate Bond Fund
Small Cap Value Fund
Diversified Mid Cap Fund
Diversified International Fund
Market Expansion Index Fund
Bond Fund
Short-Term Municipal Bond Fund
Tax-Free Bond Fund
Michigan Municipal Bond
Michigan Municipal Money
  Market Fund
Cash Management Money Market
  Fund
Treasury Cash Management Money
  Market Fund
Treasury Prime Cash Management
  Money Market Fund
U.S. Government Securities Cash
  Management Money Market Fund
Municipal Cash Management
  Money Market Fund


         During the fiscal year ending December 31, 1998, the distribution fees paid by the Predecessor Funds were as follows:

                                    SHAREHOLDER     SHAREHOLDER                      SERVICE
                                     SERVICES        SERVICES         12b-1         PLAN FEES
                                       FEES            FEES           FEES           SERVICE
FUND                                  CLASS A         CLASS B        CLASS C         SHARES
----                                  -------         -------        -------         ------
Income Bond Fund                      $ 31,428       $  1,505       $  4,515               NA
Intermediate Bond Fund                $212,255       $  1,738       $  5,214               NA
Small Cap Value Fund                  $ 72,458       $  7,983       $ 23,950               NA
Diversified Mid Cap Fund              $680,933       $ 14,688       $ 44,063               NA
Diversified International Fund        $ 98,786       $  5,653       $ 16,958               NA
Market Expansion Index Fund           $      9             NA       $      1               NA
Bond Fund                             $515,680       $ 15,036       $ 45,107               NA
Short-Term Municipal Bond Fund        $    225       $    108       $    324               NA
Tax-Free Bond Fund                    $ 99,279       $  4,252       $ 12,756               NA
Michigan Municipal Bond               $ 48,204       $  3,291       $  9,873               NA
Michigan Municipal Money
  Market Fund                         $110,571             NA             NA               NA
Cash Management Money Market
  Fund                                      NA             NA             NA       $2,930,146
Treasury Cash Management Money
  Market Fund                               NA             NA             NA       $  749,800
Treasury Prime Cash Management
  Money Market Fund                         NA             NA             NA       $  790,269
U.S. Government Securities Cash
  Management Money Market Fund              NA             NA             NA       $1,139,266
Municipal Cash Management
  Money Market Fund                         NA             NA             NA       $  154,695

CASH COMPENSATION TO SHAREHOLDER SERVICING AGENTS

         The One Group Services Company compensates Shareholder Servicing Agents who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives which will be paid to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives and the amount of cash compensation that such Shareholder Servicing Agents received for fiscal year ended June 30, 1999 is as follows:



-----------------------------------------------------------------------------------------
NAME OF SHAREHOLDER SERVICING AGENT                     AMOUNT OF CASH COMPENSATION
-----------------------------------------------------------------------------------------
Banc One Securities Corporation                                   $
-----------------------------------------------------------------------------------------
The Advisors Group                                                $
-----------------------------------------------------------------------------------------
United Planners Financial Services of                             $
America, LLC
-----------------------------------------------------------------------------------------
The Legend Group                                                  $
-----------------------------------------------------------------------------------------
Rosewood Retirement Advisory Services, LLC                        $
-----------------------------------------------------------------------------------------



The One Group Services Company pays additional compensation to Shareholder Servicing Agents for sales of over $1 million dollars of Class A shares. Shareholder Servicing Agents receive 1.00% of the purchase price of Class A shares for sales of $1 million to $5 million, and 0.50% on amounts over $5 million.

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company, P.O. Box 8528, Boston, Massachusetts 02266-8528, ("STATE STREET") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street:


         (i) maintains a separate account or accounts in the name of each Fund;

         (ii) makes receipts and disbursements of money on behalf of each Fund;

         (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities;

         (iv) responds to correspondence from security brokers and others relating to its duties; and

         (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.




Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the International Funds pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

State Street serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreements, State Street has agreed

         (i)      to issue and redeem Shares of the Trust;

         (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders;

         (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties;

         (iv)     to maintain Shareholder accounts and certain sub-accounts; and

         (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.


THE SUBCUSTODIAN

Bank One Trust Company, N.A. (the "Subcustodian") serves as Subcustodian in connection with the Trust's securities lending activities for domestic securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian serves as Subcustodian in connection with the Trust's securities lending activities for international securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian is an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. The Subcustodian is entitled to a fee from the Trust under the agreements, which is calculated on an annual basis and accrued daily, equal to:

Domestic Fee

         o .05% of the value of collateral received from the borrower for each securities loan of U.S. Government and Agency Securities; and

         o .10% of the value of collateral received from the borrower for each loan of equities and corporate bonds.


International Fee

         o .15% of the value received from the borrower for each loan of foreign securities.


EXPERTS


The financial statements for the fiscal year ended June 30, 1999 have been audited by __________________________, 100 East Broad Street, Columbus, Ohio 43215, independent public accountants to the Trust, as indicated in their reports with respect thereto, and will be incorporated herein by reference pursuant to a filing made pursuant to Rule 485b, in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.


The financial statements for the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, for the period from February 1, 1994 to January 19, 1995, and for the period from March 12, 1993 (commencement of operations) to January 31, 1994, were audited by the predecessor auditors for such Funds.

The financial statements for the Predecessor Funds for the period ended December 31, 1998, were audited by the predecessor auditors for such Funds.

The Financial Statements for the periods or years ended December 31, 1995 and prior with respect to the predecessors of the Small Cap Value Fund, the Income Bond Fund, and the Tax-Free Bond Fund were audited by the predecessor auditors for such Funds.

The financial statements for the predecessors of the Cash Management Money Market Fund, Treasury Prime Cash Management Money Market Fund, and the U.S. Government Securities Cash Management Money Market Fund for the periods or years prior to December 31, 1995 were audited by the predecessor auditors for such Funds.


The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. From time to time, Ropes & Gray has rendered legal services to Bank One Corporation and its subsidiary banks.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 54 series of Shares, which represent interests in the following:


1.       The Prime Money Market Fund;
2.       The U.S. Treasury Securities Money Market Fund;
3.       The Municipal Money Market Fund;
4.       The Ohio Municipal Money Market Fund;
5.       The Equity Income Fund;
6.       The Mid Cap Value Fund;
7.       The Mid Cap Growth Fund;
8.       The Diversified Equity Fund;
9.       The Small Cap Growth Fund;
10.      The Large Cap Value Fund;
11.      The Large Cap Growth Fund;
12.      The International Equity Index Fund;
13.      The Equity Index Fund;
14.      The Balanced Fund;

15.      The Technology Fund;
16.      The Real Estate Fund;
17.      The Income Bond Fund;
18.      The Short-Term Bond Fund;
19.      The Intermediate Bond Fund;
20.      The Government Bond Fund;
21.      The Ultra Short-Term Bond Fund;
22.      The High Yield Bond Fund;
23.      The Investor Growth Fund;
24.      The Investor Growth & Income Fund;

25.      The Investor Conservative Growth Fund;
26.      The Investor Balanced Fund;
27.      The Municipal Income Fund;
28.      The Intermediate Tax-Free Bond Fund;
29.      The Ohio Municipal Bond Fund;

30.      The West Virginia Municipal Bond Fund;
31.      The Kentucky Municipal Bond Fund;
32.      The Louisiana Municipal Bond Fund;
33.      The Arizona Municipal Bond Fund;
34.      The Treasury Only Money Market Fund;
35.      The Government Money Market Fund;
36.      The Tax-Exempt Money Market Fund;
37.      The Institutional Prime Money Market Fund;
38.      The Treasury & Agency Fund;
39.      The Small Cap Value Fund;
40.      The Diversified Mid Cap Fund;
41.      The Diversified International Fund;
42.      The Market Expansion Index Fund;
43.      The Bond Fund;
44.      The Short-Term Municipal Bond Fund;
45.      The Tax-Free Bond Fund;

46.      The Michigan Municipal Bond Fund;
47.      The Michigan Municipal Money Market Fund;
48.      The Cash Management Money Market Fund;
49.      The Treasury Cash Management Money Market Fund;
50.      The Treasury Prime Cash Management Money Market Fund;
51.      The U.S. Government Securities Cash Management Money Market Fund;
52.      The Municipal Cash Management Money Market Fund;
53.      The U.S. Government Securities Money Market Fund;
54.      The Treasury Prime Money Market Fund

Generally, the Funds of the Trust (other than the Institutional Money Market Funds, the Money Market Funds and the Cash Management Funds) offer shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C Shares. The Institutional Money Market Funds (except for the Cash Management Funds) may offer Class S Shares. Certain of the Money Market Funds offer Service Class Shares. The classes of shares currently offered by the Funds can be found on under the topic "The Trust" at the beginning of this Statement of Additional Information. In addition, please read the relevant Prospectuses for the Funds for more details.


Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

1. Class C Shares are currently not available for purchase in all Funds of the Trust.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.


Class A Shares, Class B Shares, Class C Shares, Service Class Shares and Class S Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.


SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.


PERFORMANCE

From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period).

Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.


Further information about the performance of each class of the Funds is contained in the Trust's Annual Report to Shareholders for One Group Mutual Funds. Copies of the Annual Report may be obtained without charge by calling 1-800-480-4111.



CALCULATION OF PERFORMANCE DATA


The yield for each Money Market Funds, and the Institutional Money Market Funds was computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. No performance data is available with respect to the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, and the Treasury Prime Money Market Fund because those Funds had not commenced operations as of June 30, 1999.

                               MONEY MARKET FUNDS


                                                                         INCEPTION        7-DAY YIELD
CLASS I SHARES                                                              DATE             6/30/99
--------------                                                              ----             -------
U.S. Treasury Securities Money Market.....................................09/09/85
Prime Money Market........................................................08/01/85
Municipal Money Market....................................................06/04/87
Ohio Municipal Money Market(1)............................................06/09/93
Michigan Municipal Money Market...........................................03/30/96

Treasury Only Money Market................................................04/16/93
Government Money Market...................................................06/14/93

Cash Management Money Market..............................................07/30/92
U.S Government Securities Cash Management Money Market....................06/02/92
Treasury Cash Management Money Market.....................................09/12/97
Treasury Prime Cash Management Money Market...............................03/22/95
Municipal Cash Management Money Market(1).................................08/18/97
Institutional Prime Money Market

                                                                         INCEPTION        7-DAY YIELD
CLASS A SHARES                                                              DATE             6/30/99
--------------                                                              ----             -------
U.S. Treasury Securities Money Market.....................................02/18/92
Prime Money Market........................................................02/18/92
Municipal Money Market....................................................02/18/92
Ohio Municipal Money Market(1)............................................01/26/93
Michigan Municipal Money Market(1)........................................01/23/91

Cash Management Money Market..............................................01/17/95
U.S Government Securities Cash Management Money Market....................01/17/95
Treasury Cash Management Money Market.....................................09/12/97
Treasury Prime Cash Management Money Market...............................03/22/95
Municipal Cash Management Money Market(1).................................08/18/97

                                                                         INCEPTION        7-DAY YIELD
CLASS B SHARES                                                              DATE             6/30/99
--------------                                                              ----             -------
U.S. Treasury Securities Money Market.....................................11/01/96
Prime Money Market........................................................11/01/96


(1)      A portion of the income may be subject to alternative minimum tax.


The tax equivalent yields for the classes of the Municipal Money Market, Ohio Municipal Money Market, Michigan Municipal Money Market, Municipal Cash Management Money Market and Tax-Exempt Money Market Funds are computed by dividing that portion of the Fund's yield (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (with respect to a particular class) that is not tax-exempt. The tax equivalent yields for the classes of the Municipal Money Market Funds contained in the following paragraph were computed based on an assumed effective federal income tax rate of 39.6%. No such data was provided for the Tax-Exempt Money Market Fund, the Treasury Prime Money Market Fund, and the U.S. Government Securities Money Market Fund because they had not commenced operations as of June 30, 1999. The tax equivalent effective yield for the classes of the Municipal Money Market Fund, Ohio Municipal Money Market Fund, the Michigan Money Market Fund, Municipal Cash Management Money Market and Tax-Exempt Money Market Funds are computed by dividing that portion of the effective yield of the Fund (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund (with respect to a particular class) that is not tax-exempt.

                              TAX-EQUIVALENT YIELD


                                                                   7 DAY
CLASS I SHARES                                                     YIELD            28% TAX           39.6% TAX
--------------                                                     -----            -------           ---------
Municipal Money Market .....................................
Ohio Municipal Money Market.................................
Michigan Municipal Money Market*............................
Municipal Cash Management Money Market*.....................

                                                                   7 DAY
CLASS A SHARES                                                     YIELD            28% TAX           39.6% TAX
--------------                                                     -----            -------           ---------
Municipal Money Market......................................
Ohio Municipal Money Market.................................
Michigan Municipal Money Market*............................

Municipal Cash Management Money Market*.....................


* Prior to the merger with the Fund, the Predecessor Fund had a fiscal year end of 12/31/98.


The performance of the Funds may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds, the Bond Funds, the Funds of Funds, and the Municipal Bond Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                           a-b
                           ---
30-Day Yield  =       2[(cd +1)6-1]

In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.


From time to time the tax equivalent 30-day yield of a particular class of a Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of a Fund's yield (respecting a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (respecting a particular class) that is not tax-exempt. The tax equivalent 30-day yields for a Municipal Bond Fund (respecting a particular class) will, unless otherwise noted, be computed based on an assumed effective federal income tax rate of 31%.


A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Bond Funds and Equity Funds. The distribution rate is calculated as follows:

distribution yield = a/(b) x 365
                     -----------
                          c

In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.


Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Class I Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers. Performance data for the Funds through June 30, 1999 (calculated as described above) is as follows:

                                 CLASS I SHARES



FIXED INCOME FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/99



                                                                                                               30-DAY
                                                        INCEPTION                                      LIFE OF   SEC
                                                          DATE      1 YEAR  3 YEAR   5 YEAR  10 YEAR    FUND    YIELD
                                                          ----      ------  ------   ------  -------    ----    -----

Short-Term Bond                                           09/04/90
Intermediate Tax-Free(2)                                  09/04/90
Ohio Municipal Bond(2)                                    07/02/91
Municipal Income(2)                                       02/09/93
Government Bond                                           02/08/93
Ultra Short-Term Bond                                     02/02/93
Kentucky Municipal Bond(2)                                03/12/93
Louisiana Municipal Bond(2)                               12/29/89
West Virginia Municipal Bond(1),(2)                       12/31/83
Arizona Municipal Bond(2)                                 11/30/79
Treasury & Agency(1)                                      04/30/88
Income Bond(4)                                            03/05/93
Intermediate Bond(5)                                      12/31/83
Bond(5)                                                   12/31/83
Short-Term Municipal Bond(5)                              05/04/98
Tax-Free Bond(6)                                          03/01/88
Michigan Municipal Bond(2)                                02/01/93



EQUITY FUNDS


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/99



                                                                                                               30-DAY
                                                        INCEPTION                                      LIFE OF   SEC
                                                          DATE      1 YEAR  3 YEAR   5 YEAR  10 YEAR    FUND    YIELD
                                                          ----      ------  ------   ------  -------    ----    -----

Mid Cap Value                                             03/02/89
Equity Income                                             07/02/87
Equity Index                                              07/02/91
Large Cap Value                                           03/01/91
Mid Cap Growth                                            03/02/89
International Equity Index(3)                             10/28/92
Balanced                                                  04/05/93
Large Cap Growth                                          02/28/92
Small Cap Growth                                          07/01/91
Diversified Equity                                        12/29/89
Small Cap Value(4)(5)                                     06/30/72
Diversified Mid Cap(5)                                    12/31/83
Diversified International(3)(5)                           09/30/86
Market Expansion Index(5)                                 07/31/98



FUNDS OF FUNDS

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/98

                                                                                                               30-DAY
                                                        INCEPTION                                      LIFE OF   SEC
                                                          DATE      1 YEAR  3 YEAR   5 YEAR  10 YEAR    FUND    YIELD
                                                          ----      ------  ------   ------  -------    ----    -----

Investor Conservative Growth                              12/10/96   12.73%        -        -       -   12.15%       NA
Investor Balanced                                         12/10/96   17.02%        -        -       -   16.60%       NA
Investor Growth & Income                                  12/10/96   20.34%        -        -       -   20.40%       NA
Investor Growth                                           12/10/96   23.81%        -        -       -   24.49%       NA

                                 CLASS A SHARES



FIXED INCOME FUNDS


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/99



                                                                                                               30-DAY
                                                        INCEPTION                                      LIFE OF   SEC
                                                          DATE      1 YEAR  3 YEAR   5 YEAR  10 YEAR    FUND    YIELD
                                                          ----      ------  ------   ------  -------    ----    -----

Short-Term Bond                                           02/18/92
With Sales Charge
Intermediate Tax-Free(2)                                  02/18/92
With Sales Charge
Ohio Municipal Bond(2)                                    02/18/92
With Sales Charge
Municipal Income(2)                                       02/23/93
With Sales Charge
Government Bond                                           03/05/93
With Sales Charge
Ultra Short-Term Bond                                     03/10/93
With Sales Charge
Kentucky Municipal Bond(2)                                01/20/95
With Sales Charge
Louisiana Municipal Bond(2)                               12/29/89
With Sales Charge
West Virginia Municipal Bond(1,2)                         01/21/97
With Sales Charge
Arizona Municipal Bond(1,2)                               01/21/97
With Sales Charge
Treasury & Agency(1)                                      01/21/97
With Sales Charge

Bond(5)                                                   12/31/83
With Sales Charge
Income Bond(4)                                            03/05/93
With Sales Charge
Intermediate Bond(5)                                      12/31/83
With Sales Charge
Short-Term Municipal Bond(5)                              05/04/98
With Sales Charge
Tax-Free Bond(6)                                          03/01/88
With Sales Charge
Michigan Municipal Bond(2)                                02/01/93
With Sales Charge
High Yield Bond
With Sales Charge                                         11/13/98

EQUITY FUNDS


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/99



                                                                                                               30-DAY
                                                        INCEPTION                                      LIFE OF   SEC
                                                          DATE      1 YEAR  3 YEAR   5 YEAR  10 YEAR    FUND    YIELD
                                                          ----      ------  ------   ------  -------    ----    -----

Mid Cap Value                                             02/18/92
With Sales Charge
Equity Income                                             02/18/92
With Sales Charge
Equity Index                                              02/18/92
With Sales Charge
Large Cap Value                                           02/18/92
With Sales Charge
Mid Cap Growth                                            02/18/92
With Sales Charge
International Equity Index(3)                             04/23/93
With Sales Charge
Balanced                                                  04/02/93
With Sales Charge
Large Cap Growth                                          02/22/94
With Sales Charge
Small Cap Growth                                          07/01/91
With Sales Charge
Diversified Equity                                        12/29/89
With Sales Charge
Small Cap Value(4)(5)                                     06/30/72
With Sales Charge
Diversified Mid Cap(5)                                    12/31/83
With Sales Charge
Diversified International                                 04/30/86
With Sales Charge
Market Expansion Index                                    07/31/98
With Sales Charge

FUNDS OF FUNDS


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/99



                                                                                                                30-DAY
                                  INCEPTION                                                           LIFE OF     SEC
                                    DATE          1 YEAR         3 YEAR          5 YEAR    10 YEAR     FUND      YIELD
                                    ----          ------         ------          ------    -------     ----      -----

Investor Conservative
   Growth                          12/10/96
With Sales Charge
Investor Balanced                  12/10/96
With Sales Charge
Investor Growth & Income           12/10/96
With Sales Charge
Investor Growth                    12/10/96
With Sales Charge



CLASS C SHARES

FIXED INCOME FUNDS


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/99



                                                                                                                30-DAY
                                  INCEPTION                                                           LIFE OF     SEC
                                    DATE          1 YEAR         3 YEAR          5 YEAR    10 YEAR     FUND      YIELD
                                    ----          ------         ------          ------    -------     ----      -----

Municipal Income(2))               11/04/97
With Sales Charge
Intermediate Bond
with Sales Charge Bond
with Sales Charge
Government Bond
with Sales Charge
High Yield Bond
with Sales Charge

EQUITY FUNDS


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/99



                                                                                                                30-DAY
                                  INCEPTION                                                           LIFE OF     SEC
                                    DATE          1 YEAR         3 YEAR          5 YEAR    10 YEAR     FUND      YIELD
                                    ----          ------         ------          ------    -------     ----      -----

Equity Income                      11/04/97
With Sales Charge
Equity Index                       11/04/97
With Sales Charge
Mid Cap Growth                     11/04/97
With Sales Charge
International Equity
   Index(3)                        11/04/97
With Sales Charge
Large Cap Growth                   11/04/97
With Sales Charge
Small Cap Growth                   11/04/97
With Sales Charge
Diversified Equity                 11/04/97
With Sales Charge



FUNDS OF FUNDS


AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/99



                                                                                                                30-DAY
                                  INCEPTION                                                           LIFE OF     SEC
                                    DATE          1 YEAR         3 YEAR          5 YEAR    10 YEAR     FUND      YIELD
                                    ----          ------         ------          ------    -------     ----      -----

Investor Conservative
  Growth                           07/01/97
With Sales Charge
Investor Balanced                  07/01/97
With Sales Charge
Investor Growth & Income           07/01/97
With Sales Charge
Investor Growth                    07/01/97
With Sales Charge



(1) The quoted performance of these funds ("MUTUAL FUNDS") advised by Banc One Investment Advisors Corporation includes performance of certain collective trust fund ("COMMINGLED") accounts for periods dating back to 12/31/83 for the West Virginia Municipal Bond Fund, 11/30/79 for the Arizona Municipal Bond, Fund and 4/30/88 for the Treasury & Agency Fund. Prior to the Mutual Funds' commencement of operations on 1/21/97, the Commingled accounts were adjusted to reflect the expenses associated with the Mutual Funds. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

(2) A portion of the income may be subject to the federal alternative minimum tax.

(3)      Foreign investing involves a greater degree of risk and volatility.

(4) Prior to September 21, 1996, the predecessor of the Small Cap Value Fund and the Income Bond Fund had no operating history. Except as noted below, performance for periods prior to such date is represented by the performance of Prairie Special Opportunity and Prairie Intermediate Bond Funds, respectively. On September 21, 1996, the assets and liabilities of these Prairie Funds were transferred to the predecessors of the Small Cap Value Fund and the Income Bond Fund.

(5) Performance of the predecessor to the Small Cap Value Fund for periods prior to January 27, 1995 is represented by performance of a common trust fund managed by First National Bank of Chicago before the effective date of the registration statement of the Fund. Performance of the predecessor to the Diversified Mid Cap Fund (6/1/91), the Diversified International Fund (12/3/94), the Intermediate Bond Fund (6/1/91), the Bond Fund (6/1/91), and Short-Term Municipal Bond Fund (5/04/98) for periods to the dates shown here (inception of the Funds under 1940 Act) is represented by performance of certain common trust funds managed by NBD before the effective date of the registration statement of these Funds. The common trust funds were not registered under the 1940 Act and were not subject to certain restrictions that are imposed by the 1940 Act and Sub-Chapter M of the Code. If the common trust funds had been registered under the 1940 Act, performance may have been adversely affected. The common trust funds did not charge any expenses. Performance of the common trust funds (other than the common trust fund that is the predecessor to the Diversified International Fund) has been restated to reflect the maximum operating expenses charged (absent waivers and expense reimbursements) by the predecessor Prairie Fund upon its inception on January 27, 1995 in the case of the Small Cap Value Fund or by the other Funds upon their inception, as the case may be. Performance of the common trust fund that is the predecessor to the Diversified International Fund has been restated to reflect actual operating expenses charged after waivers and expense reimbursements.

(6) Performance for periods prior to September 14, 1996 is represented by the performance of the Prairie Municipal Bond Fund. On such date, the assets and liabilities of the Prairie Municipal Bond Fund were transferred to the predecessor of the Tax-Free Bond Fund.

         The above quoted performance for the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Treasury & Agency Fund, respectively, includes the performance for the Arizona Municipal Bond Investment Fund, the West Virginia Municipal Bond Investment Fund and the Treasury Only Government Based Investment Trust, common trust funds managed by Banc One Investment Advisors (collectively the "CIFs"). The quoted performance of these Funds include performance of the corresponding CIFs for periods dating back to December 31, 1983 for the West Virginia Municipal Bond Fund, November 30, 1979 for the Arizona Municipal Bond Fund and April 30, 1988 for the Treasury & Agency Fund. Because the management of the Funds is materially identical as the CIFs, the quoted performance of the Funds will include the performance of the CIFs for the periods prior to January 20, 1997, the effectiveness of the Trust's registration statement as it relates to the Funds. The quoted performance will be adjusted to reflect the deduction of estimated current fees of the Funds on a class by class basis absent any waivers. The CIFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore were not subject to certain investment restrictions, limitations, and diversification requirements that are imposed by the 1940 Act and the Code. If the CIFs had been so registered, their performance might have been adversely affected.

         In addition, the performance of each class of a Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of a Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

         The Money Market and Institutional Money Market Funds may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Shearson Lehman Brothers, Solomon Brothers, Inc. and the IBC/Donoghue organization. These indices are not managed for any investment goals.

         The Money Market and Institutional Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

         Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

         Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

         THE EQUITY, BOND AND MUNICIPAL BOND FUNDS AND THE FUNDS OF FUNDS may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

         The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.


         The Equity Funds, the Bond Funds, the Municipal Bond Funds and the Funds of Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices, including those identified in the Prospectuses, such as the Standard & Poor's 400 Composite Stock Index, the Standard & Poor's 500 Composite Stock Index, the Standard & Poor's 600 Composite Stock Index, the Russell 2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.


         THE BOND FUNDS, THE FUNDS OF FUNDS AND THE BALANCED FUND may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

         The Bond Funds, the Funds of Funds and the Balanced Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

         The Bond Funds, the Funds of Funds and the Balanced Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

MISCELLANEOUS

The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.


As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.


The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

As of August 6, 1999, Bank One Corporation, One First National Plaza, Chicago, Illinois 60670 (a Delaware Corporation) through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Class I Shares of the Trust, and possessed voting or investment power as follows:



                                                                                                         PERCENT OF
                                                                                                         BENEFICIAL
                                                                                                            FUND
FUND                                                                                                      OWNERSHIP
----                                                                                                      ---------

Large Cap Growth Fund                                                                                       86.19%
Mid Cap Value Fund                                                                                          80.18%
Mid Cap Growth Fund                                                                                         70.99%
Income Bond Fund                                                                                            86.51%
Intermediate Tax-Free Bond Fund                                                                             97.20%
Prime Money Market Fund                                                                                     50.88%
U.S. Treasury Securities Money Market Fund                                                                  19.02%
Municipal Money Market Fund                                                                                 78.08%
Equity Income Fund                                                                                          92.58%
Equity Index Fund                                                                                           85.31%
Large Cap Value Fund                                                                                        77.86%
Ohio Municipal Bond Fund                                                                                    94.78%
Short-Term Bond Fund                                                                                        88.34%
International Equity Index Fund                                                                             87.09%
Balanced Fund                                                                                               71.81%
Ohio Municipal Money Market Fund                                                                            55.33%
Municipal Income                                                                                            94.99%
Kentucky Municipal Bond Fund                                                                                93.43%
Government Bond Fund                                                                                        83.81%
Ultra Short-Term Bond Fund                                                                                  76.12%
Louisiana Municipal Bond Fund                                                                               86.00%
Diversified Equity Fund                                                                                     77.70%
Small Cap Growth Fund                                                                                       81.17%
Intermediate Bond Fund                                                                                      91.06%
Arizona Municipal Bond Fund                                                                                 95.55%
West Virginia Municipal Bond Fund                                                                           99.28%
Investor Growth Fund                                                                                        52.72%
Investor Growth & Income Fund                                                                               46.76%
Investor Balanced Fund                                                                                      53.50%
Investor Conservative Growth Fund                                                                           60.93%
Treasury Only Money Market Fund                                                                             15.78%
Government Money Market Fund                                                                                16.69%
Treasury & Agency Fund                                                                                      97.15%
High Yield Bond Fund                                                                                        52.67%
Bond Fund                                                                                                   78.20%
Cash Management Money Market Fund                                                                           54.62%
Diversified Mid Cap Fund                                                                                    80.87%
Diversified International Fund                                                                              90.01%
Institutional Prime Money Market Fund                                                                       40.13%
Market Expansion Index Fund                                                                                 96.60%
Michigan Municipal Bond Fund                                                                                99.66%
Michigan Municipal Money Market Fund                                                                        67.84%
Small Cap Value Fund                                                                                        92.10%
Short-Term Municipal Bond Fund                                                                              99.46%
Tax-Free Bond Fund                                                                                          98.05%
Treasury Cash Management Money Market Fund                                                                   4.38%
Treasury Prime Cash Management Money Market Fund                                                             2.16%
US Government Securities Cash Management Money Market Fund                                                   1.66%
Municipal Cash Management Money Market Fund                                                                 76.31%




As a result, Bank One Corporation may be deemed to be a "controlling person" of Class I Shares of each of the aforementioned Funds (other than the Government Money Market Fund, the Treasury Only Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Treasury Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, and the U.S. Government Securities Cash Management Money Market Fund) under the Investment Company
Act of 1940.


In addition, as of August 6, 1999, the following persons were the beneficial owners of more than 25% of the outstanding Shares of the following class of Shares of the following Funds:

25% SHAREHOLDERS AS OF AUGUST 6, 1999


NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Northern Trust Bank of AZ Ttee                    Arizona Municipal Bond Fund    26.39%              Record
For Thomas A Brand & Rev Trust                    Class A
PO Box 92956
Chicago, IL 60675-2956

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    33.33%              Record
Securities Corporation Inc.                       Class B
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co                                       Arizona Municipal Bond Fund    99.79%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co.                                      Balanced Fund                  90.50%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Corporation                              Balanced Fund                  31.64%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Strafe & Co.                                      Bond Fund                      79.00%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One                                          Cash Management Money Market   38.04%              Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

Bank One                                          Cash Management Money Market   37.69%              Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

Strafe & Co.                                      Cash Management Money Market   69.40%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                      Diversified Equity Fund        90.43%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Diversified Equity Fund
BOIA - One Group Operations                       Class I                        79.93%              Record
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

The One Group Services Co                         Diversified International      97.11%              Record &
3435 Stelzer Road                                 Fund                                               Beneficial
Columbus, OH 43219-6004                           Class C

Strafe & Co.                                      Diversified International      90.97%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

The One Group Services Co                         Diversified Mid Cap Fund       79.69%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus OH 43219-6004

Strafe & Co.                                      Diversified Mid Cap Fund       82.60%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co                                       Equity Income Fund             94.73%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                      Equity Index Fund              58.68%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Equity Index Fund              93.62%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Stzte Street Bank & Trust Co.                     Mid Cap Value Fund             46.55%              Record &
Cust for the IRA of Yvonne H. Clarke              Class C                                            Beneficial
33 Jordan Rd.
Hastings HDSN, NY  10706-3919

Strafe & Co                                       Mid Cap Value Fund             83.56%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Banc One Securities Corp FBO                      Mid Cap Growth Fund            90.00%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co                                       Mid Cap Growth Fund            81.00%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co                                       Income Bond Fund               88.80%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co                                       Intermediate Tax-Free Fund     99.38%              Record
BOIA _ One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co.                                      Institutional Prime Money      48.14%              Record
BOIA-One Group Operations                         Market Fund
1111 Polaris Parkway
PO Box 710211
Columbus, OH  43271-0211

Bank One Texas NA                                 Institutional Prime Money      27.65%              Record
1717 Main St.                                     Market Fund
Dallas, TX  75201-4605

Pershing As Agent - Omnibus Account               Prime Money Market Fund        39.67%              Record
For Exclusive Benefit of                          Class A
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

Strafe & Co                                       Prime Money Market Fund        75.53%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Pershing As Agent - Omnibus Account               Prime Money Market Fund        99.46%              Record
For Exclusive Benefit of                          Service Class
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Pershing As Agent - Omnibus Account               US Treasury Securities Money   29.47%              Record
For Exclusive Benefit of                          Market Fund
One Group Customer Accounts                       Class A
1 Pershing Plz
Jersey City, NJ 07399-0001

BISYS Fund Services Inc                           US Treasury Securities Money   27.82%              Record
Fbo Bank One Corporate Sweep                      Market Fund
3435 Stelzer Road Suite 1000                      Class A
Columbus OH 43219-6004

Donaldson Lufkin Jenrette                         US Treasury Securities Money   61.67%              Record
Securities Corporation Inc                        Market Fund
PO Box 2052                                       Class C
Jersey City, NJ  07303-2052

Strafe & Co (N)                                   US Treasury Securities Money   75.15%              Record
BOIA - One Group Operations                       Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Pershing As Agent-Omnibus Account                 US Treasury Securities Money   50.46%              Record
For Exclusive Benefit of                          Market Fund Service Class
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

The One Group Services Company                    US Treasury Securities Money   48.10%              Record &
3435 Stelzer Road                                 Market Fund Service Class                          Beneficial
Columbus, OH 43219-6004

Pershing As Agent - Omnibus Account               Municipal Money Market Fund    48.87%              Record
For Exclusive Benefit of                          Class A
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

Strafe & Co                                       Municipal Money Market Fund    96.72%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Pershing As Agent-Omnibus Account                 Municipal Money Market Fund    96.00%              Record
For Exclusive Benefit of                          Service Class
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co                                       Equity Income Fund             94.73%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                      Equity Index Fund              58.68%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Equity Index Fund              93.62%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co                                       Large Cap Growth Fund          90.12%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Donaldson Lufkin Jenrette                         Large Cap Value Fund           63.86%              Record
PO Box 2052                                       Class C
Jersey City, NJ 07303-2052

Strafe & Co                                       Large Cap Value Fund           80.15%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co.                                      Ohio Municipal Bond Fund       90.15%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      International Equity Index     88.76%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Short-Term Fund                90.79%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Louisiana Municipal Bond Fund  96.69%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Small Cap Growth Fund          80.80%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Donaldson Lufkin Jenrette                         Small Cap Value Fund           44.76%              Record
Securities Corporation Inc                        Class C
Po Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Small Cap Value Fund           31.69%              Record
Securities Corporation Inc                        Class C
Po Box 2052
Jersey City, NJ 07303-2052

Strafe & Co.                                      Small Cap Value Fund           93.45%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Tax-Free Bond Fund             99.61%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Treasury & Agency Fund         99.84%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

NBD Bank NA                                       Treasury Cash Management       42.60%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

First National Bank of Chicago                    Treasury Cash Management       75.19%              Record
Corporate Trust Administration                    Money Market Fund
1 F&B Plaza, Ste. 0126                            Class I
Chicago, IL 60670

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Treasury Only Money Market     69.64%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One                                          Treasury Prime Cash             37.38%             Record &
9000 Haggerty Rd Ste MI1-8217                     Management Money Market Fund                       Beneficial
Belleville, MI 48111-1632                         Class A

First National Bank of Chicago                    Treasury Prime Cash             42.04%             Record
Corporate Trust Administration                    Management Money Market Fund
One N State St, 9th Fl                            Class I
Chicago, IL 60602-3300

Bank One                                          US Government Securities       43.55%              Record &
9000 Haggerty Rd Ste MI1-8217                     Cash Management Money Market                       Beneficial
Belleville, MI 48111-1632                         Fund
                                                  Class A

First National Bank of Chicago                    US Government Securities       73.10%              Record
Corporate Trust Administration                    Cash Management Money Market
One N State St, 9th Fl                            Fund
Chicago, IL 60602-3300                            Class I

Pershing As Agent-Omnibus Account                 Ohio Municipal Money Market    98.83%              Record
For Exclusive Benefit of                          Fund
One Group Customer Accounts                       Class A
1 Pershing Plaza
Jersey City, NJ  07399-0001

Strafe & Co.                                      Ohio Municipal Money Market    97.08%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp FBO                      Municipal Income Fund          37.21%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO                      Municipal Income Fund          57.15%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Municipal Income Fund          98.80%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.
BOIA - One Group Operations                       Kentucky Municipal Bond Fund   94.05%              Record
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      West Virginia Municipal Bond   99.12%              Record
BOIA - One Group Operations                       Fund Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Donaldson Lufkin Jenrette                         Government Bond Fund           54.00%              Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Government Bond Fund           34.88%              Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co.                                      Government Bond Fund           85.46%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Ultra Short Term Bond Fund     85.77%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp FBO                      Intermediate Bond Fund         40.20%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO                      Intermediate Bond Fund         76.04%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Intermediate Bond Fund         93.13%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Investor Growth Fund Class I   68.99%              Record
BOIA - One Group Operations
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Investor Growth & Income Fund  60.02%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

First Chicago NBD TTEE                            Investor Growth & Income Fund  28.93%              Record
First Chicago NBD Svgs & Invsmt Plan              Class I
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

Strafe & Co.                                      Investor Balanced Fund         66.89%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Investor Conservative Growth   84.89%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Government Money Market Fund   71.94%              Record
BOIA - One Group Operations
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp FBO                      High Yield Bond Fund Class C   82.77%              Record &
The One Investment Solution                                                                          Beneficial
733 Greencrest Dr.
Westerville, OH  43081-4903

Strafe & Co.                                      High Yield Bond Fund           52.88%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co                                       Market Expansion Index Fund    100.00%             Record
BOIA-One Group Operations                         Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co.                                      Michigan Municipal Bond Fund   99.99%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

25% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

NBD Michigan                                      Michigan Municipal Money       31.73%              Record &
9000 Haggerty Road                                Market Fund                                        Beneficial
Belleville, MI 48111-1632                         Class A

Strafe & Co.                                      Michigan Municipal Money       87.53%              Record
BOIA - One Group Operations                       Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

NBD Bank                                          Municipal Cash Management      87.41%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

Strafe & Co.                                      Municipal Cash Management      100.00%             Record
BOIA - One Group Operations                       Money Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      50.61%              Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class A
Jersey City, NJ 07303-2052

Strafe & Co.                                      Short-Term Municipal Bond      99.92%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

AS A RESULT, THE AFOREMENTIONED PERSONS MAY BE DEEMED TO BE "CONTROLLING PERSONS" OF THE CLASS OF SHARES OF THE FUND IN WHICH THEY OWN SUCH SHARES UNDER THE 1940 ACT.

THE TABLE BELOW INDICATES RECORD AND BENEFICIAL OWNERS OF OVER 5% OF ANY CLASS OF SHARES OF ANY FUND OF THE TRUST.


5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Northern Trust Bank of AZ Ttee                    Arizona Municipal Bond Fund    26.39%              Record
For Thomas A Brand & Rev Trust                    Class A
PO Box 92956
Chicago, IL 60675-2956

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    11.36%              Record
Securities Corporation Inc.                       Class A
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    10.93%              Record
Securities Corporation Inc.                       Class A
P.O. Box 2052
Jersey City, NJ  07303-2052

Gust Trust Under Agreement 1/17                   Arizona Municipal Bond Fund    9.92%               Record
Devens Gust & Mary Elizabeth Gust                 Class A
Co-Trustees
P.O. Box 25
Mule Creek, NM 88051-0025

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    7.97%               Record
Securities Corporation Inc.                       Class A
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    6.37%               Record
Securities Corporation Inc.                       Class A
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    5.23%               Record
Securities Corporation Inc.                       Class A
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    33.33%              Record
Securities Corporation Inc.                       Class B
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    17.01%              Record
Securities Corporation Inc.                       Class B
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    11.67%              Record
Securities Corporation Inc.                       Class B
PO Box 2052
Jersey City, NJ  07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Carolyn S Ward                                    Arizona Municipal Bond Fund    11.55%              Record &
James D Ward JT TEN                               Class B                                            Beneficial
825 W Annandale
Tucson, AZ 85737-6923

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    7.59%               Record
Securities Corporation Inc.                       Class B
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Arizona Municipal Bond Fund    7.44%               Record
Securities Corporation Inc.                       Class B
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co                                       Arizona Municipal Bond Fund    99.79%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co.                                      Balanced Fund                  7.17%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Balanced Fund                  90.50%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Corporation                              Balanced Fund                  31.64%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Strafe & Co.                                      Bond Fund                      10.49%              Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Co NA TTEE                         Bond Fund                      6.91%               Record
Market Square P/S Plan                            Class A
859 Willard Street MS B-3-B
Quincy, MA 02169-7428

Bank One Trust Co NA TTEE                         Bond Fund                      6.38%               Record
Elco Textron Inc                                  Class A
859 Willard St MSE2C
Quincy, MA 02169-7428

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Kemper Service Co                                 Bond Fund                      17.33%              Record
FBO Participating Kemflex Plans                   Class C
811 Main St
Kansas City, MO 64105-2005

Donaldson, Lufkin Jenrette                        Bond Fund                      13.57%              Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ 07303-2052

NFSC FEBO #H6A-776467                             Bond Fund                      12.83%              Record
Margaret A Huddleston                             Class C
1110 21st Street
Portsmouth, OH 45662-2812

Donaldson, Lufkin Jenrette                        Bond Fund                      9.57%               Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ 07303-2052

Sonia Charles                                     Bond Fund                      7.91%               Record &
11523 West Briarwood Drive                        Class C                                            Beneficial
Lakewood, CO 80226-3711

NFSC FEBO #H6A-778397                             Bond Fund                      7.06%               Record
Lisa Huddleston                                   Class C
1110 21st Street
Portsmouth, OH 45662-2812

Northwoodside Inc                                 Bond Fund                      5.38%               Record
23464 Waynes Way                                  Class C
Golden, CO 80401-9155

Strafe & Co.                                      Bond Fund                      79.00%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Henry Ford Investment Mgmt                        Bond Fund                      6.46%               Beneficial
100 E. Broad Street                               Class I
Columbus OH 43215-3607

Bank One                                          Cash Management Money Market   38.04%              Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

Bank One                                          Cash Management Money Market   37.69%              Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

First National Bank of Chicago                    Cash Management Money Market   13.63%              Record &
Commercial Products                               Fund                                               Beneficial
120 S Lasalle St Ste. 1626                        Class A
Chicago, IL 60603-3406

Bank One                                          Cash Management Money Market   9.32%               Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

Strafe & Co.                                      Cash Management Money Market   69.40%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

First National Bank of Chicago                    Cash Management Money Market   18.48%              Record
Corporate Trust Administration                    Fund
Cash Sweep Dept                                   Class I
One N State St, 9th Fl
Chicago, IL 60602-3300

Banc One Securities Corp Fbo                      Diversified Equity Fund        11.98%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.
BOIA - One Group Operations                       Diversified Equity Fund        7.30%               Record
1111 Polaris Parkway                              Class A
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                      Diversified Equity Fund        90.43%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Diversified Equity Fund
BOIA - One Group Operations                       Class I                        79.93%              Record
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Co NA TTEE                         Diversified Equity Fund
First Chicago NBD Svgs & Invsmt Plan              Class I                        6.44%               Record
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Diversified International      10.32%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class A
PO Box 710211
Columbus OH 43271-0211

The One Group Services Co                         Diversified International      97.11%              Record &
3435 Stelzer Road                                 Fund                                               Beneficial
Columbus, OH 43219-6004                           Class C

Strafe & Co.                                      Diversified International      90.97%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

NBD Bancorp Ret Plan                              Diversified International      7.94%               Beneficial
100 E. Broad Street                               Fund
Columbus OH 43215-3607                            Class I

The One Group Investor Growth & Income Fund       Diversified International      5.48%               Record &
3435 Stelzer Road                                 Fund                                               Beneficial
Columbus, OH 43219-6004                           Class I

Bank One Trust Co NA TTEE                         Diversified Mid Cap Fund       8.61%               Record
American Axle & Manufacturing Inc                 Class A
Personal S/P Hourly Rate Association
900 Tower Dr
Troy, MI 48098-2810

Consolidated Natural Gas                          Diversified Mid Cap            7.70%               Record
Attn: Latoya Young                                Class A
135 Santili Highway
AIM # 026-0027
Everett, MA  02149-1906

The One Group Services Co                         Diversified Mid Cap Fund       79.69%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus OH 43219-6004

State Street Bank & Trust Co.                     Diversified Mid Cap Fund       17.97%              Record
Cust for the IRA of                               Class C
L. Rita Kincaid
561 Westbury Woods Ct.
Westerville, OH  43081-7705

Strafe & Co.                                      Diversified Mid Cap Fund       82.60%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

First Chicago NBD TTEE                            Diversified Mid Cap Fund       10.81%              Record
First Chicago NBD Svgs & Invsmt Plan              Class I
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

NBD Bancorp Ret Plan                              Diversified Mid Cap Fund       7.94%               Beneficial
100 E. Broad Street                               Class I
Columbus OH 43215-3607

Donaldson Lufkin Jenrette                         Equity Income Fund             15.26%              Record
Securities Corporation Inc                        Class C
PO Box 2052
Jersey City, NJ  07303-2052

UMB Bank Cust Fbo                                 Equity Income Fund             8.08%               Record
Bruce W Young IRA                                 Class C
718 Sycamore Ave SPC 200
Vista CA 92083-7952

Donaldson Lufkin Jenrette                         Equity Income Fund             6.56%               Record
Securities Corporation Inc                        Class C
PO Box 2052
Jersey City, NJ  07303-2052

NFSC FEBO # ALT-007870                            Equity Income Fund             6.46%               Record
Ragsdale Investments Limited Par                  Class C
5644 N Homestead Ln.
Scottsdale, AZ  85253-5013

Everen Securities, Inc.                           Equity Income Fund             6.29%               Record
A/C 2266-9058                                     Class C
Clifford J Cutler PSP & Trust
111 East Kilbourn Ave.
Milwaukee, WI  53202-6611

Lillian M Tepas TTEE                              Equity Income Fund             6.21%               Record
Under Declaration of TST                          Class C
510 Princeton Greens Ct.
Sun City Ctr, FL  33573-7024

Strafe & Co                                       Equity Income Fund             94.73%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo                      Equity Index Fund              20.79%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville OH 43081-4903

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Banc One Securities Corp Fbo                      Equity Index Fund              58.68%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Equity Index Fund              93.62%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Plan -Equity Fund               Equity Index Fund              14.07%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Cons Power Union Welfare Benefit                  Equity Index Fund              8.15%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Strafe & Co                                       Mid Cap Value Fund             5.30%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

BISYS Brokerage Services Inc                      Mid Cap Value Fund             6.09%               Record
FBO Rapistan Demag                                Class A
PO Box 4054
Concord, CA 94524-4054

Stzte Street Bank & Trust Co.                     Mid Cap Value Fund             46.55%              Record &
Cust for the IRA of Yvonne H. Clarke              Class C                                            Beneficial
33 Jordan Rd.
Hastings HDSN, NY  10706-3919

Donaldson Lufkin Jenrette                         Mid Cap Value Fund             23.60%              Record &
Securities Corporation Inc                        Class C                                            Beneficial
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Mid Cap Value Fund             18.63%              Record &
Securities Corporation Inc                        Class C                                            Beneficial
P.O. Box 2052
Jersey City, NJ  07303-2052

The One Group Services Co                         Mid Cap Value Fund             10.36%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co                                       Mid Cap Value Fund             83.56%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

The One Group Investor                            Mid Cap Value Fund             7.38%               Record &
Growth & Income Fund                              Class I                                            Beneficial
The One Group Services Co.
3435 Stelzer Rd.
Columbus, OH  43219-6004

Banc One Corporation                              Mid Cap Value Fund             9.60%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Emp Ret Plan of NBD Bancorp                       Mid Cap Value Fund             7.29%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Banc One Securities Corp FBO                      Mid Cap Growth Fund            20.89%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville, OH 43081-4903

Banc One Securities Corp FBO                      Mid Cap Growth Fund            90.00%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co                                       Mid Cap Growth Fund            81.00%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Corporation                              Mid Cap Growth Fund            10.45%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Donaldson Lufkin Jenrette                         Income Bond Fund               6.48%               Record
Securities Corporation Inc.                       Class A
P.O. Box 2052
Jersey City, NJ  07303-2052

Strafe & Co                                       Income Bond Fund               88.80%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Donaldson Lukfkin Jenrette                        Intermediate Tax-Free Fund     7.55%               Record
Securities Corporation Inc.                       Class A
PO Box 2052
Jersey City, NJ  07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co                                       Intermediate Tax-Free Fund     99.38%              Record
BOIA _ One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co.                                      Institutional Prime Money      48.14%              Record
BOIA-One Group Operations                         Market Fund
1111 Polaris Parkway
PO Box 710211
Columbus, OH  43271-0211

Bank One Texas NA                                 Institutional Prime Money      27.65%              Record
1717 Main St.                                     Market Fund
Dallas, TX  75201-4605

Arrow Door Company                                Institutional Prime Money      13.10%              Record
4200 Roger B Chaffee Memorial Blvd.               Market Fund
Grand Rapids, MI  49548

Dominos Pizza Nat Adv                             Institutional Prime Money      11.88%              Beneficial
100 E Broad Street                                Market Fund
Columbus, OH 43215-3607

Dominos Pizza Inc cash                            Institutional Prime Money      10.03%              Beneficial
100 E Broad Street                                Market Fund
Columbus, OH 43215-3607

HSHS Healthcare                                   Institutional Prime Money      5.95%               Beneficial
100 E Broad Street                                Market Fund
Columbus, OH 43215-3607

First National Bank of Chicago                    Institutional Prime Money      5.95%               Record
Cash Management Dept.                             Market Fund
Ste 0256 6th Fl
525 W Monroe St
Chicago, IL  60661-3629

Pershing As Agent - Omnibus Account               Prime Money Market Fund        39.67%              Record
For Exclusive Benefit of                          Class A
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

BISYS Fund Services Inc                           Prime Money Market Fund        20.63%              Record
Fbo Bank One Corporate Sweep                      Class A
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

American National Bank                            Prime Money Market Fund        8.30%               Record
Corporate Trust Division                          Class A
Attn: SEI Trust-First Chicago Team
1 Freedom Dr.
Oaks, PA  19456

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co                                       Prime Money Market Fund        75.53%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Company NA                         Prime Money Market Fund        6.19%               Record
Omnibus-Corporate Cash Sweep AC                   Class I
Attn Cash Management DB3
235 W Schrock Rd
Westerville OH 43081-2874

Pershing As Agent - Omnibus Account               Prime Money Market Fund        99.46%              Record
For Exclusive Benefit of                          Service Class
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

Pershing As Agent - Omnibus Account               US Treasury Securities Money   29.47%              Record
For Exclusive Benefit of                          Market Fund
One Group Customer Accounts                       Class A
1 Pershing Plz
Jersey City, NJ 07399-0001

BISYS Fund Services Inc                           US Treasury Securities Money   27.82%              Record
Fbo Bank One Corporate Sweep                      Market Fund
3435 Stelzer Road Suite 1000                      Class A
Columbus OH 43219-6004

BISYS Fund Services Inc                           US Treasury Securities Money   15.23%              Record
Fbo Bank One Securities                           Market Fund
3435 Stelzer Road Suite 1000                      Class A
Columbus OH 43219-6004

BISYS Fund Services Inc                           US Treasury Securities Money   14.67%              Record
Fbo Bank One Texas Sweep                          Market Fund
3435 Stelzer Road Suite 1000                      Class A
Columbus OH 43219-6004

Donaldson Lufkin Jenrette                         US Treasury Securities Money   8.42%               Record
PO Box 2052                                       Market Fund
Jersey City, NJ 07303-2052                        Class B

Donaldson Lufkin Jenrette                         US Treasury Securities Money   6.55%               Record
PO Box 2052                                       Market Fund
Jersey City, NJ 07303-2052                        Class B

Donaldson Lufkin Jenrette                         US Treasury Securities Money   6.30%               Record
PO Box 2052                                       Market Fund
Jersey City, NJ 07303-2052                        Class B

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Donaldson Lufkin Jenrette                         US Treasury Securities Money   6.13%               Record
PO Box 2052                                       Market Fund
Jersey City, NJ 07303-2052                        Class B

Donaldson Lufkin Jenrette                         US Treasury Securities Money   5.70%               Record
PO Box 2052                                       Market Fund
Jersey City, NJ 07303-2052                        Class B

Donaldson Lufkin Jenrette                         US Treasury Securities Money   61.67%              Record
Securities Corporation Inc                        Market Fund
PO Box 2052                                       Class C
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         US Treasury Securities Money   15.82%              Record
Securities Corporation Inc                        Market Fund
PO Box 2052                                       Class C
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         US Treasury Securities Money   13.70%              Record
Securities Corporation Inc                        Market Fund
PO Box 2052                                       Class C
Jersey City, NJ  07303-2052

Strafe & Co (N)                                   US Treasury Securities Money   75.15%              Record
BOIA - One Group Operations                       Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Bank one Trust Company NA                         US Treasury Securities Money   12.60%              Record
Omnibus-Corporate Cash Sweep AC                   Market Fund
235 W Schrock Rd                                  Class I
Westerville OH 43081-2874

First National Bank of Chicago                    US Treasury Securities Money   7.17%               Record
Corporate Trust Administration                    Market Fund
1 F&B Plaza, Ste. 0126                            Class I
Chicago, IL 60670

Pershing As Agent-Omnibus Account                 US Treasury Securities Money   50.46%              Record
For Exclusive Benefit of                          Market Fund Service Class
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

The One Group Services Company                    US Treasury Securities Money   48.10%              Record &
3435 Stelzer Road                                 Market Fund Service Class                          Beneficial
Columbus, OH 43219-6004

Pershing As Agent - Omnibus Account               Municipal Money Market Fund    48.87%              Record
For Exclusive Benefit of                          Class A
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

BISYS Fund Services Inc                           Municipal Money Market Fund    24.62%              Record
FBO Bank One Corporate Sweep                      Class A
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

Strafe & Co                                       Municipal Money Market Fund    96.72%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Pershing As Agent-Omnibus Account                 Municipal Money Market Fund    96.00%              Record
For Exclusive Benefit of                          Service Class
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

Donaldson Lufkin Jenrette                         Equity Income Fund             15.26%              Record
Securities Corporation Inc                        Class C
PO Box 2052
Jersey City, NJ  07303-2052

UMB Bank Cust Fbo                                 Equity Income Fund             8.08%               Record
Bruce W Young IRA                                 Class C
718 Sycamore Ave SPC 200
Vista CA 92083-7952

Donaldson Lufkin Jenrette                         Equity Income Fund             6.56%               Record
Securities Corporation Inc                        Class C
PO Box 2052
Jersey City, NJ  07303-2052

NFSC FEBO # ALT-007870                            Equity Income Fund             6.46%               Record
Ragsdale Investments Limited Par                  Class C
5644 N Homestead Ln.
Scottsdale, AZ  85253-5013

Everen Securities, Inc.                           Equity Income Fund             6.29%               Record
A/C 2266-9058                                     Class C
Clifford J Cutler PSP & Trust
111 East Kilbourn Ave.
Milwaukee, WI  53202-6611

Lillian M Tepas TTEE                              Equity Income Fund             6.21%               Record
Under Declaration of TST                          Class C
510 Princeton Greens Ct.
Sun City Ctr, FL  33573-7024

Strafe & Co                                       Equity Income Fund             94.73%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Banc One Securities Corp Fbo                      Equity Index Fund              20.79%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp Fbo                      Equity Index Fund              58.68%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Equity Index Fund              93.62%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Plan -Equity Fund               Equity Index Fund              14.07%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Cons Power Union Welfare Benefit                  Equity Index Fund              8.15%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Banc One Securities Corp. FBO                     Large Cap Growth Fund          6.59%               Record
The One Investment Solution                       Class C
733 Greencrest Dr.
Westerville, OH  43081

Strafe & Co                                       Large Cap Growth Fund          90.12%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Sec Svgs Plan                            Large Cap Growth Fund          8.38%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Banc One Corporation                              Large Cap Growth Fund          7.20%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Donaldson Lufkin Jenrette                         Large Cap Value Fund           63.86%              Record
PO Box 2052                                       Class C
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Large Cap Value Fund           7.80%               Record
PO Box 2052                                       Class C
Jersey City, NJ 07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Donaldson Lufkin Jenrette                         Large Cap Value Fund           5.24%               Record
PO Box 2052                                       Class C
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Large Cap Value Fund           5.13%               Record
PO Box 2052                                       Class C
Jersey City, NJ 07303-2052

Strafe & Co                                       Large Cap Value Fund           80.15%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Corporation                              Large Cap Value Fund           18.58%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607
The One Group Investor Growth & Income Fund       Large Cap Value Fund           7.71%               Record &
The One Group Services Company                    Class I                                            Beneficial
3435 Stelzer Road
Columbus, OH 43219-6004

The One Group Investor Growth Fund                Large Cap Value Fund           5.52%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

Donaldson Lufkin Jenrette                         Ohio Municipal Bond Fund       7.17%               Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Ohio Municipal Bond Fund       5.35%               Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co.                                      Ohio Municipal Bond Fund       90.15%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Key Trust Comp of OH CUST TTEE                    Ohio Municipal Bond Fund       6.69%               Record
NES Group                                         Class I
PO Box 98470
Cleveland, OH 44101-4870

NES Group Inc Corp Investmt Act                   Ohio Municipal Bond Fund       6.66%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Firstar Trust Co TTEE                             International Equity Index     10.41%              Record
FBO Milwaukee Foundation - Equity                 Fund
P.O. Box 1787                                     Class A
Milwaukee WI 53201-1787

Banc One Securities Corp Fbo                      International Equity Index     5.54%               Record
The One Investment Solution                       Fund
733 Greencrest Dr                                 Class A
Westerville OH 43081-4903

Banc One Securities Corp Fbo                      International Equity Index     8.58%               Record
The One Investment Solution                       Fund
733 Greencrest Dr                                 Class C
Westerville OH 43081-4903

Strafe & Co.                                      International Equity Index     88.76%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Banc One Corporation                              International Equity Index     14.71%              Beneficial
100 E Broad Street                                Fund
Columbus, OH 43215-3607                           Class I

Strafe & Co.                                      Short-Term Bond Fund           9.79%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Wallace & Co                                      Short-Term Bond Fund           5.20%               Record
PO Box 21119                                      Class A
Shreveport, LA  71152-0001

Strafe & Co.                                      Short-Term Fund                90.79%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Strafe & Co.                                      Louisiana Municipal Bond Fund  96.69%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bancroft Enterprises                              Louisiana Municipal Bond Fund  5.42%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Lawrence Mazerac Jr                               Louisiana Municipal Bond Fund  5.36%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Melvin Skol                                       Small Cap Growth Fund          13.26%              Record &
2811 Scley St                                     Class C                                            Beneficial
Erie, PA 16508-1719

Judith M Torrico                                  Small Cap Growth Fund          11.88%              Record &
101 Nicholson St                                  Class C                                            Beneficial
Buffalo, NY 14214-1128

Donaldson Lufkin Jenrette                         Small Cap Growth Fund          6.77%               Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

William G Hines                                   Small Cap Growth Fund          6.72%               Record
Ruth M Hines Jt Ten                               Class C
4101 McLaughlin Rd.
McKean, PA  16426-2034

State Street Bank & Trust Co                      Small Cap Growth Fund          5.57%               Record
Cust for the IRA of                               Class C
Lyle Henretty
1019 Fairway Blvd.
Columbus, OH  43213-2522

State Street Bank & Trust Co                      Small Cap Growth Fund          5.17%               Record
Cust for the IRA of                               Class C
Linda L Cole
14 Penguin Ct
Woodlands TX 77380-1827

Strafe & Co.                                      Small Cap Growth Fund          80.80%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

The One Group Investor Growth Fund                Small Cap Growth Fund          7.21%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus OH 43219-6004

The One Group Investor Growth & Income Fund       Small Cap Growth Fund          5.13%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus OH 43219-6004

Firstar Trust Company                             Small Cap Growth Fund          5.03%               Record &
FBO Milwaukee Foundation                          Class I                                            Beneficial
PO Box 1787
Milwaukee WI 53201-1787

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Small Cap Value Fund           12.93%              Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Co NA TTEE                         Small Cap Value Fund           12.16%              Record
Bankers Systems Inc                               Class A
Employees Profit Sharing Plan
107 N Cross Street, Ste. 2092
Wheaton, IL 60187-5317

Donaldson Lufkin Jenrette                         Small Cap Value Fund           44.76%              Record
Securities Corporation Inc                        Class C
Po Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Small Cap Value Fund           31.69%              Record
Securities Corporation Inc                        Class C
Po Box 2052
Jersey City, NJ 07303-2052

The One Group Services Co                         Small Cap Value Fund           19.26%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

Strafe & Co.                                      Small Cap Value Fund           93.45%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

BF Goodrich Pension                               Small Cap Value Fund           10.33%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Donaldson Lufkin Jenrette                         Tax-Free Bond Fund             6.67%               Record
Securities Corporation Inc                        Class B
PO Box 2052
Jersey City, NJ 07303-2052

Strafe & Co.                                      Tax-Free Bond Fund             99.61%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Donaldson Lufkin Jenrette                         Treasury & Agency Fund         8.96%               Record
Securities Corporation Inc.                       Class A
PO Box 2052
Jersey City, NJ  07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Donaldson Lufkin Jenrette                         Treasury & Agency Fund         5.90%               Record
Securities Corporation Inc.                       Class A
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co.                                      Treasury & Agency Fund         99.84%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

NBD Bank NA                                       Treasury Cash Management       42.60%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

Bank One                                          Treasury Cash Management       21.43%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

Bank One                                          Treasury Cash Management       20.44%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

First National Bank of Chicago                    Treasury Cash Management       15.51%              Record
9000 Haggerty Rd                                  Money Market Fund
Belleville, MI 48111-8217                         Class A

First National Bank of Chicago                    Treasury Cash Management       75.19%              Record
Corporate Trust Administration                    Money Market Fund
1 F&B Plaza, Ste. 0126                            Class I
Chicago, IL 60670

Strafe & Co.                                      Treasury Cash Management       12.35%              Record
BOIA - One Group Operations                       Money Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

First National Bank of Chicago                    Treasury Cash Management       9.01%               Record
Corporate Trust Administration                    Money Market Fund
One N State St                                    Class I
Chicago, IL 60602-3300

Banc One Leasing                                  Treasury Cash Management       7.28%               Beneficial
100 E. Broad Street                               Money Market Fund
Columbus, OH 43215                                Class I

Strafe & Co.                                      Treasury Only Money Market     69.64%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

BISYS Fund Services Inc                           Treasury Only Money Market      13.09%             Record
FBO Bank One Corporate Sweep                      Fund
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

BISYS Fund Services Inc                           Treasury Only Money Market      5.48%              Record
FBO Bank One Corporate Sweep                      Fund
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

Bank One                                          Treasury Prime Cash             37.38%             Record &
9000 Haggerty Rd Ste MI1-8217                     Management Money Market Fund                       Beneficial
Belleville, MI 48111-1632                         Class A

American National Bank                            Treasury Prime Cash             19.67%             Record &
1 Freedom Dr                                      Management Money Market Fund                       Beneficial
Oaks, PA 19456                                    Class A

First National Bank of Chicago                    Treasury Prime Cash             17.27%             Record
Attn Cash Sweep Coordinator                       Management Money Market Fund
One N State St., 9th Floor                        Class A
Chicago, IL 60602-3300

First National Bank of Chicago                    Treasury Prime Cash             13.51%             Record &
9000 Haggerty Rd                                  Management Money Market Fund                       Beneficial
Belleville, MI 48111-8217                         Class A

Bank One                                          Treasury Prime Cash             5.99%              Record &
9000 Haggerty Rd Ste MI1-8217                     Management Money Market Fund                       Beneficial
Belleville, MI 48111-1632                         Class A

First National Bank of Chicago                    Treasury Prime Cash             42.04%             Record
Corporate Trust Administration                    Management Money Market Fund
One N State St, 9th Fl                            Class I
Chicago, IL 60602-3300

Hella North America Holding Inc                   Treasury Prime Cash             22.35%             Record &
1101 Vincennes Ave                                Management Money Market Fund                       Beneficial
PO Box 398                                        Class I
Flora, IL 62839-0398

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Treasury Prime Cash             16.27%             Record
BOIA - One Group Operations                       Management Money Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

First National Bank of Chicago                    Treasury Prime Cash             15.45%             Record &
525 W Monroe St                                   Management Money Market Fund                       Beneficial
Chicago, IL 60661-3629                            Class I

Bank One                                          US Government Securities       43.55%              Record &
9000 Haggerty Rd Ste MI1-8217                     Cash Management Money Market                       Beneficial
Belleville, MI 48111-1632                         Fund
                                                  Class A

First National Bank of Chicago                    US Government Securities       20.98%              Record &
9000 Haggerty Rd                                  Cash Management Money Market                       Beneficial
Belleville, MI 48111-8217                         Fund
                                                  Class A

American National Bank                            US Government Securities       16.13%              Record &
1 Freedom Dr                                      Cash Management Money Market                       Beneficial
Oaks, PA 19456                                    Fund
                                                  Class A

Bank One                                          US Government Securities       9.17%               Record &
9000 Haggerty Rd Ste MI1-8217                     Cash Management Money Market                       Beneficial
Belleville, MI 48111-1632                         Fund
                                                  Class A

First National Bank of Chicago                    US Government Securities       73.10%              Record
Corporate Trust Administration                    Cash Management Money Market
One N State St, 9th Fl                            Fund
Chicago, IL 60602-3300                            Class I

First National Bank of Chicago                    US Government Securities       7.94%               Record
Corporate Trust Administration                    Cash Management Money Market
1 F&B Plaza, Ste. 0126                            Fund
Chicago, IL 60670                                 Class I

Peter Xilas                                       US Government Securities       7.83%               Record
ISAC-IDAPP                                        Cash Management Money Market
1755 Lake Cook Rd.                                Fund
Deerfield, IL  60015-5215                         Class I

Strafe & Co.                                      US Government Securities       6.29%               Record
BOIA - One Group Operations                       Cash Management Money Market
1111 Polaris Parkway                              Fund
PO Box 710211                                     Class I
Columbus OH 43271-0211

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Pershing As Agent-Omnibus Account                 Ohio Municipal Money Market    98.83%              Record
For Exclusive Benefit of                          Fund
One Group Customer Accounts                       Class A
1 Pershing Plaza
Jersey City, NJ  07399-0001

Strafe & Co.                                      Ohio Municipal Money Market    97.08%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Henny Penny Corp                                  Ohio Municipal Money Market    12.77%              Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Douglas & Lois Peacock                            Ohio Municipal Money Market    7.58%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Harriet J. Goldberg Custody                       Ohio Municipal Money Market    7.20%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Akron Stadium Reserve Account                     Ohio Municipal Money Market    6.46%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Banc One Securities Corp FBO                      Municipal Income Fund          37.21%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO                      Municipal Income Fund          57.15%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Municipal Income Fund          98.80%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Donaldson Lufkin Jenrette
Securities Corporation Inc                        Kentucky Municipal Bond Fund   16.98%              Record
PO Box 2052                                       Class A
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Kentucky Municipal Bond Fund   5.79%               Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.
BOIA - One Group Operations                       Kentucky Municipal Bond Fund   94.05%              Record
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

James F. Duncan                                   West Virginia Municipal Bond   11.31%              Record
PO Box 2330                                       Fund Class A
Clarksburg, WV  26302-2330

Donaldson Lufkin Jenrette                         West Virginia Municipal Bond   10.88%              Record
Securities Corporation Inc                        Fund Class A
PO Box 2052
Jersey City, NJ  07303-2052

Dean Witter For The Benefit Of                    West Virginia Municipal Bond   8.97%               Record
Investments Inc.                                  Fund Class A
PO Box 250 Church Street Station
New York NY 10008-0250

Donaldson Lufkin Jenrette                         West Virginia Municipal Bond   7.32%               Record
Securities Corporation Inc                        Fund Class A
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         West Virginia Municipal Bond   7.03%               Record
Securities Corporation Inc                        Fund Class A
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         West Virginia Municipal Bond   6.79%               Record
Securities Corporation Inc                        Fund Class A
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         West Virginia Municipal Bond   5.72%               Record
Securities Corporation Inc                        Fund Class A
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         West Virginia Municipal Bond   8.66%               Record
Securities Corporation Inc.                       Fund Class B
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co.                                      West Virginia Municipal Bond   99.12%              Record
BOIA - One Group Operations                       Fund Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Donaldson Lufkin Jenrette                         Government Bond Fund           54.00%              Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Donaldson Lufkin Jenrette                         Government Bond Fund           34.88%              Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Government Bond Fund           6.92%               Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co.                                      Government Bond Fund           85.46%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Investment Company Institute                      Ultra Short Term Bond Fund     7.71%               Record
1401 H St NW                                      Class A
Washington, DC  20005-2110

Donaldson Lufkin Jenrette                         Ultra Short Term Bond Fund     7.44%               Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Ultra Short Term Bond Fund     5.48%               Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co.                                      Ultra Short Term Bond Fund     85.77%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

The One Group Investor Balanced Fund              Ultra Short Term Bond Fund     5.84%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

RC Archdiose                                      Ultra Short Term Bond Fund     5.64%               Beneficial
100 E. Broad Street                               Class I
Columbus, OH 43215

Banc One Securities Corp FBO                      Intermediate Bond Fund         40.20%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville OH 43081-4903

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Intermediate Bond Fund         7.29%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp FBO                      Intermediate Bond Fund         76.04%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                                      Intermediate Bond Fund         93.13%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

INVESCO Trust Co                                  Investor Growth Fund           5.46%               Record
Hudson, Potts & Bernstein                         Class A
LLC Employees Profit Sharing Plan
PO Box 77405
Atlanta, GA  30357-1405

Strafe & Co.                                      Investor Growth Fund Class I   68.99%              Record
BOIA - One Group Operations
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Pl - Inv Grwth                  Investor Growth Fund           24.81%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Bank One TTEE                                     Investor Growth Fund           11.69%              Record
Brillion Iron Works P/S                           Class I
190 Heatherdown Drive
Westerville OH 43081-2868

Virginia R Corrin                                 Investor Growth Fund           7.71%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Ind. Fam Coll. Sav. Plan                          Investor Growth Fund           7.05%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

First Chicago NBD TTEE                            Investor Growth & Income Fund  9.99%               Record
Clarian Health Partners Inc                       Class A
Defined Contribution Plan
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

BISYS Brokerage Services Inc                      Investor Growth & Income Fund  7.19%               Record
FBO Kelly Retirement Plus                         Class A
PO Box 4054
Concord, CA 94524-4054

Donaldson Lufkin Jenrette                         Investor Growth & Income Fund  6.66%               Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Investor Growth & Income Fund  5.47%               Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co.                                      Investor Growth & Income Fund  60.02%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

First Chicago NBD TTEE                            Investor Growth & Income Fund  28.93%              Record
First Chicago NBD Svgs & Invsmt Plan              Class I
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

Banc One Sec Svgs Plan                            Investor Growth & Income Fund  12.05%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Revco D.S., Inc. Serp - Trust A                   Investor Growth & Income Fund  5.46%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

DWPLLC/Target BNF-Bal Fd                          Investor Growth & Income Fund  5.12%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Strafe & Co.                                      Investor Balanced Fund         6.12%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Donaldson Lufkin Jenrette                         Investor Balanced Fund         5.77%               Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ  07303-2052

Strafe & Co.                                      Investor Balanced Fund         66.89%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

First Chicago NBD TTEE                            Investor Balanced Fund         16.97%              Record
First Chicago NBD Svgs & Invsmt Plan              Class I
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

Kenosha Carpenters #161 Pens-Mgd                  Investor Balanced Fund         7.84%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Centennial Liquor Retirement Plan                 Investor Balanced Fund         6.96%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Donaldson Lufkin Jenrette                         Investor Conservative Growth   6.52%               Record
Securities Corporation Inc.                       Fund
PO Box 2052                                       Class C
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Investor Conservative Growth   5.69%               Record
Securities Corporation Inc.                       Fund
PO Box 2052                                       Class C
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Investor Conservative Growth   5.38%               Record
Securities Corporation Inc.                       Fund
PO Box 2052                                       Class C
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Investor Conservative Growth   5.32%               Record
Securities Corporation Inc.                       Fund
PO Box 2052                                       Class C
Jersey City, NJ  07303-2052

Strafe & Co.                                      Investor Conservative Growth   84.89%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Pl - Inv Con Grwth              Investor Conservative Growth   24.91%              Beneficial
100 E Broad Street                                Fund
Columbus, OH 43215-3607                           Class I

Kenosha Carpenters #161 Pens-Mgd                  Investor Conservative Growth   13.30%              Beneficial
100 E Broad Street                                Fund
Columbus, OH 43215-3607                           Class I

Bank One Inv Option Plan                          Investor Conservative Growth   9.85%               Beneficial
100 E Broad Street                                Fund
Columbus, OH 43215-3607                           Class I

Strafe & Co.                                      Government Money Market Fund   71.94%              Record
BOIA - One Group Operations
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

BWC - JP Morgan                                   Government Money Market Fund   8.95%               Beneficial
100 E. Broad Street
Columbus, OH 43215-3607

BISYS Fund Services Inc                           Government Money Market Fund   8.10%               Record
FBO Bank One Corporate Sweep
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

BWC - Western Asset                               Government Money Market Fund   5.83%               Beneficial
100 E. Broad Street
Columbus, OH 43215-3607

Bank One Texas NA                                 Government Money Market Fund   5.70%               Record &
1717 Main St                                                                                         Beneficial
Dallas TX 75201-4605

BWC - John Hancock                                Government Money Market Fund   5.27%               Beneficial
100 E. Broad Street
Columbus, OH 43215-3607

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class B   7.58%               Record
PO Box 2052
Jersey City, NJ 07303-2052

Banc One Securities Corp FBO                      High Yield Bond Fund Class C   82.77%              Record &
The One Investment Solution                                                                          Beneficial
733 Greencrest Dr.
Westerville, OH  43081-4903

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class C   12.46%              Record &
PO Box 2052                                                                                          Beneficial
Jersey City, NJ 07303-2052

Strafe & Co.                                      High Yield Bond Fund           52.88%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

The One Group Investor Growth & Income Fund       High Yield Bond Fund           17.68%              Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus OH 43219-6004

The One Group Investor Balanced Fund              High Yield Bond Fund           16.16%              Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus OH 43219-6004

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Empl Ret Plan of NBD Bancorp                      High Yield Bond Fund           10.59%              Beneficial
100 E. Broad Street                               Class I
Columbus OH 43215-3607

Banc One Corporation                              High Yield Bond Fund           7.65%               Beneficial
100 E. Broad Street                               Class I
Columbus OH 43215-3607

The One Group Investor Growth Fund                High Yield Bond Fund           7.40%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus OH 43219-6004

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    16.68%              Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    16.57%              Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

Northern Trust as TTEE                            Market Expansion Index Fund    8.56%               Record
FBO William B Cunningham Trust                    Class A
PO Box 92956
Chicago, IL  60675-2956

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    7.77%               Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

Jose B Zavala                                     Market Expansion Index Fund    6.82%               Record
Maria E. Zavala JT TEN                            Class A
1238 Selma
Westland, MI  48186-4031

Northern Trust as TTEE                            Market Expansion Index Fund    5.19%               Record
FBO Eli Kaplan Trust B                            Class A
A/C 03-01333
PO Box 92956
Chicago, IL  60675-2956

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    5.18%               Record
Securities Corporation Inc                        Class A
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    6.64%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    6.11%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    5.61%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

State Street Bank & Trust Co                      Market Expansion Index Fund    24.13%              Record
Cust for the IRA of                               Class C
Patricia L Burke
716 Running Creek Dr
Arlington, TX 76001-7524

State Street Bank & Trust Co                      Market Expansion Index Fund    18.64%              Record
Cust for the 403(b) of                            Class C
Lois J Hayward
14110 Patterson Dr
Shelby TWP, MI 48315-4292

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    16.43%              Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Market Expansion Index Fund    15.85%              Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ 07303-2052

The One Group Services Co                         Market Expansion Index Fund    14.06%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

Strafe & Co                                       Market Expansion Index Fund    100.00%             Record
BOIA-One Group Operations                         Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dow Chemical                                      Market Expansion Index Fund    6.79%               Beneficial
100 E. Broad Street                               Class I
Columbus, OH 43215

Wendy M Alterman                                  Michigan Municipal Bond Fund   5.83%               Record &
271 Lone Pine                                     Class A                                            Beneficial
Bloomfield, MI 48304-3428

Donaldson Lufkin Jenrette                         Michigan Municipal Bond Fund   7.14%               Record
Securities Corporation Inc.                       Class B
PO Box 2052
Jersey City, NJ 07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Strafe & Co.                                      Michigan Municipal Bond Fund   99.99%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

NBD Michigan                                      Michigan Municipal Money       31.73%              Record &
9000 Haggerty Road                                Market Fund                                        Beneficial
Belleville, MI 48111-1632                         Class A

Pershing As Agent - Omnibus Account               Michigan Municipal Money       19.89%              Record
For Exclusive Benefit of                          Market Fund
One Group Customer Accounts                       Class A
1 Pershing Plz
Jersey City, NJ 07399-0001

James R Donahey                                   Michigan Municipal Money       8.46%               Record &
Pat J Donahay JT TEN                              Market Fund                                        Beneficial
421 Highland                                      Class A
Ann Arbor, MI 48104-1729

Emmet E Tracy Jr                                  Michigan Municipal Money       5.40%               Record &
Marilyn H Tracy JT TEN                            Market Fund                                        Beneficial
21 Kercheval Suite 370-C                          Class A
Grosse Pointe, MI 48236-3698

Strafe & Co.                                      Michigan Municipal Money       87.53%              Record
BOIA - One Group Operations                       Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Brown Corp of America                             Michigan Municipal Money       9.31%               Beneficial
100 E. Broad Street                               Market Fund
Columbus OH 43215-3607                            Class I

OK Thompson                                       Michigan Municipal Money       7.47%               Beneficial
100 E. Broad Street                               Market Fund
Columbus OH 43215-3607                            Class I

Inner Lake & Co                                   Michigan Municipal Money       5.03%               Record
C/O State Street Bank                             Market Fund
1 Heritage Drive                                  Class I
North Quincy, MA 02171-2105

NBD Bank                                          Municipal Cash Management      87.41%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Bank One                                          Municipal Cash Management      7.62%               Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

Strafe & Co.                                      Municipal Cash Management      100.00%             Record
BOIA - One Group Operations                       Money Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      50.61%              Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class A
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      21.01%              Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class A
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      5.92%               Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class A
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      22.17%              Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      15.32%              Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      14.06%              Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      9.58%               Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      7.64%               Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      7.22%               Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

5% SHAREHOLDERS AS OF AUGUST 6, 1999

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      6.55%               Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      6.25%               Record
Securities Corporation Inc                        Fund
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Strafe & Co.                                      Short-Term Municipal Bond      99.92%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus OH 43271-0211

Haworth Inc                                       Short-Term Municipal Bond      7.87%               Beneficial
100 E. Broad Street                               Fund
Columbus OH 43215-3607                            Class I

Bruce Becker Rev Trust                            Short-Term Municipal Bond      7.50%               Beneficial
100 E. Broad Street                               Fund
Columbus OH 43215-3607                            Class I

As a group, the Trustee and Officers of the Trust owned less than 1% of the Shares of each class of the Trust.

FINANCIAL STATEMENTS


The financial statements of the Trust will be incorporated by reference into this Statement of Additional Information pursuant to a filing made under Rule 485b. The financial statements for the fiscal year ended June 30, 1999 have been audited by _________________________, independent public accountants to the Trust, as indicated in their reports with respect thereto, and will be incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

                             Registration Statement
                          of One Group(R) Mutual Funds
                                  on Form N-1A

PART C




         Item 23.  Exhibits
                   --------

         (a) Amended and Restated Declaration of Trust dated as of February 18, 1999 is incorporated by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

         (b) Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

         (c)      Rights of Shareholders.
                  -----------------------


                  The following portions of Registrant's Declaration of Trust incorporated as Exhibit (1) hereto, define the rights of shareholders:


                  5.1  Shares in the Series or Classes of the Trust.
                       ---------------------------------------------

                  A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                  Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

                  B. The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except: (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

                  C. Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                           (1) ASSETS BELONGING TO A SERIES OR CLASS. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

                           (2) LIABILITIES BELONGING TO A SERIES OR CLASS. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as "liabilities belonging to" such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

                           (3) LIQUIDATING DISTRIBUTIONS. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

                           (4) DIVIDENDS AND DISTRIBUTIONS. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available "assets belonging to" such series or class as such term is defined in this Declaration of Trust.

                  5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

                  5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

                  5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

                  5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

                  5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

                  5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

                  5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

                  8.1 VOTING POWERS. The Shareholders shall have power to vote
                  (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in
                  Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

                  8.2 MEETINGS. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

                  8.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

                  8.4 SHAREHOLDER ACTION BY WRITTEN CONSENT. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                  8.5 CODE OF REGULATIONS. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders' meetings, votes, record dates, notices of meetings, and related matters.

                  9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                           "The names 'One Group(R) Mutual Funds' and 'Trustees of One Group(R) Mutual Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'One Group(R) Mutual Funds' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

                  The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

                  9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

                  9.6 LIABILITIES OF A SERIES OR CLASS. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

                  10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

                  A. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

                  B. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

                  C. Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

                  D. After the effective date of the determination of the Trustees under paragraph A or B above,

                           (1) The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

                           (2) The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

                  Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

                  10.8  AMENDMENT PROCEDURE.

                  A. This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

                  B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

                  C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

         The following portions of Registrant's Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

                  1.1 PLACE. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

                  1.2 SPECIAL MEETING. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust ("Shares") entitled to vote.

                  1.3 NOTICE. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

                  1.4 SHAREHOLDER'S LIST. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

                  1.5 RECORD DATE. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

                  3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

                  3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.


         (d)(1) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March 17, 1993) to Registrant's Registration Statement on Form N-1A.

         (d)(2) Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation dated May 20, 1999 is filed herewith.

         (d)(3) Sub-Investment Advisory Agreement dated October 1, 1996 between Banc One Investment Advisors Corporation and Independence International Associates, Inc. is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 42 (filed June 18, 1997) to the Registrant's Registration Statement on Form N-1A.

         (d)(4) Sub-Investment Advisory Agreement, dated as of August 20, 1998 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (e)(1) Re-executed Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is incorporated by reference to Exhibit (7)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (e)(2) Revised Schedules A-E to the Distribution Agreement between the Registrant and The One Group Services Company are filed herewith.

         (e)(3) Dealer's Agreement for Registrant dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is incorporated by reference to Exhibit (7)(d) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (e)(4) Form of Shareholder Servicing Agreement between the Registrant and Participating Service Organizations is incorporated by reference to Exhibit (7)(f) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

         (e)(5) Agency Services and Delegation Agreement between INVESCO Trust Company and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

         (e)(6) Amendment to Agency and Services Delegation Agreement between INVESCO Trust Company and Registrant is filed herewith.

         (e)(7) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is incorporated by reference to Exhibit (6)(f) to Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

         (f) Deferred Compensation Plan for Trustees of The One Group is incorporated by reference to Exhibit (7) to Post-Effective Amendment No. 47 (filed December 23, 1998) to Registrant's Registration Statement on Form N-1A.

         (g)(1) Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(a) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (g)(2) Amendment to Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(b) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (g)(3) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (g)(4) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company,

                  N.A. and the Registrant is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (g)(5) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

         (g)(6) Sub-Custodian Agreement dated as of March 19, 1999, between State Street Bank and Trust Company, NBD Bank and One Group Mutual Funds is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No.49 (filed April 27, 1999) to the Registrant's Registration Statement on Form N-1A.

         (h)(1) Re-executed Management and Administration Agreement dated November 20, 1997 is incorporated by reference to Exhibit
                  (13)(b) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

         (h)(2) Revised Schedule A to the Management and Administration Agreement between the Registrant and The One Group Services Company is filed herewith.

         (h)(3) Transfer Agency and Service Agreement dated as of February 9, 1988 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (9)(c) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (h)(4) Amendment to the Transfer Agency and Service Agreement dated as of February 6, 1996 is incorporated by reference to Exhibit
                  (9)(d) to Post-Effective Amendment No. 45 (filed August 26,
                  1998) to the Registrant's Registration Statement on Form N-1A.

         (h)(5) Fund Accounting Agreement dated December 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (13)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (h)(6) Revised Schedule A to the Fund Accounting Agreement between the Registrant and The One Group Services Company is filed herewith.

         (h)(7) Sub-Administration Agreement dated December 1, 1995 between The One Group Services Company and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit
                  (13)(d) to the Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (h)(8) Revised Schedule A to the Sub-Administration Agreement between The One Group Services Company and Banc One Investment Advisors Corporation is filed herewith.

         (h)(9) Agency Services and Delegation Agreement dated January 1, 1996 between the Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.


        (h)(10) Amendment to Agency Services and Delegation Agreement between Registrant and BISYS Qualified Plan Services is filed herewith.

        (h)(11) Order Processing Agreement between Registrant and Bank One Trust Company, NA is filed herewith.

        (h)(12) Shareholder Servicing Agreement between The One Group Services Company and Bank One Corporation is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

        (h)(13) Services Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(l) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

        (h)(14) Operating Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

        (h)(15) Retirement Services Order Processing Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(n) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

        (h)(16) Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

        (h)(17) Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(q) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

        (h)(18) Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between the Registrant, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.


        (h)(19) Securities Lending Agreement for Non-ERISA Accounts dated as of January 8, 1998 between the Registrant, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

        (h)(20) Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

        (h)(21) Fund Alliance Agreement by and between The One Group, The One Group Services Company, and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(u) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(22) Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Fund Services, Inc. is incorporated by reference to Exhibit (9)(v) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(23) Amendment dated April 1, 1999, to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Fund Services, Inc. is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(24) Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit
                  (9)(x) to Post-Effective Amendment No.49 (filed April 27,
                  1999) to Registrant's Registration Statement on Form N-1A.

        (h)(25) Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit (9)(y) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(26) Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(z) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(27) Fifth Amendment dated March 19, 1999, to the Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (9)(aa) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(28) Form of Agency Distribution Agreement between The One Group Services Company and various shareholder servicing agents is incorporated by reference to Exhibit (9)(bb) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(29) Sub-Transfer Agency Agreement between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, is filed herewith.

        (h)(30) Form of Sub-Transfer Agency Agreement is incorporated by reference to Exhibit (9)(dd) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(31) Form of Order Processing Agreement is incorporated by reference to Exhibit (9)(ee) to Post-Effective Amendment No.49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

        (h)(32) Services Agreement between One Group Mutual Funds, Bank One Trust Company, NA, Kemper Services Company, Kemper Distributors, Inc. and The One Group Services Company is filed herewith.

        (h)(33) Sub-Transfer Agency Agreement between Nationwide Investment Services and One Group Mutual Funds is filed herewith.

            (i)   Opinion and consent of counsel is filed herewith.

         (j)(1) Consent of PricewaterhouseCoopers LLP will be filed with 485(b) filing.

         (j)(2)   Consent of Ropes & Gray is filed herewith.

            (k)   None

            (l) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (m)(1) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares dated November 1, 1995, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit
                  (15)(a) to Post-Effective Amendment No. 43 (filed August 29,
                  1997) to Registrant's Registration Statement on Form N-1A.

         (m)(2) Revised Schedule A to the Distribution and Shareholder Services Plan - Class A and Service Class Shares is filed herewith.

         (m)(3) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (m)(4) Revised Schedules A and B to the Distribution and Shareholder Services Plan - Class B and Class C Shares is filed herewith.

             (n) Multiple Class Plan for the Registrant adopted by the Board of Trustees on May 22, 1995, as amended May 20, 1999 is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------


As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.





Item 25. Indemnification.
         ----------------


                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Advisers
                  -----------------------------------------------------


                  Banc One Investment Advisors Corporation ("Banc One Investment Advisors") performs investment advisory services for all of the Funds of The One Group. Independence International Associates, Inc. performs investment sub-advisory services for the International Equity Index Fund. Banc One High Yield Partners, LLC provides investment advisory services for the High Yield Bond Fund.

                  Banc One Investment Advisors is an indirect wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Delaware. BANK ONE CORPORATION now operates affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                  To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors, Independence International Associates, Inc. or Banc One High Yield Partners, LLC, except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

                          Banc One Investment Advisors
                          ----------------------------


    Position with  Banc                     Other
    One Investment Advisors                 Substantial Occupation                       Type of Business
    -----------------------                 ----------------------                       ----------------


    David J. Kundert, Chairman,            Chairman, Bank One                            Investment
    President, and CEO                     Trust Company, NA,
                                           100 East Broad
                                           Street, Columbus,
                                           Ohio 43215


    Frederick L. Cullen, Director          Chairman/CEO Bank One, NA, 100 East            Banking
                                           Broad Street, Columbus, Ohio 43215;
                                           Chairman and Chief Operating Officer,
                                           Banc One Ohio Corporation, 100 East
                                           Broad Street, Columbus, Ohio 43215


    Kenneth T. Stevens, Director           CEO, Bank One Retail Group                     Banking
                                           1111 Polaris Parkway
                                           Columbus, Ohio 43240


    Peter W. Atwater, Director             Former Treasurer,                              Investment
    and Chief Operating Officer            Bank One Corporation,
                                           100 East Broad Street,
                                           Columbus, Ohio 43215

    David R. Meuse, Director               Chairman/CEO Banc One                          Investment
                                           Capital Holding
                                           Corporation, 150 East
                                           Gay Street, Columbus,
                                           Ohio 43215

    William G. Jurgenson, Director         Executive Vice President                       Banking
                                           First National Bank of Chicago,
                                           1 First National Plaza,
                                           Chicago, Illinois 60670

    William P. Boardman, Director          Senior Executive Vice President                Banking
                                           and Head of Acquisitions,
                                           BANK ONE CORPORATION
                                           One First National Plaza,
                                           Chicago, Illinois 60670

    Richard W. Vague, Director             Chairman & CEO,                                Credit Card
                                           First USA
                                           201 North Market Street
                                           Wilmington, Delaware 19801



The principal business address of the principal executive officer and directors of Banc One Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.

Banc One High Yield Partners, LLC
---------------------------------

         Banc One High Yield Partners, LLC is the Sub-Investment Advisor to the High Yield Bond Fund ("Banc One Partners"). Banc One Partners, a limited liability company organized under the laws of Ohio, provides investment advice to the High Yield Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of Banc One Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.



    Position with                          Other Substantial                   Type of
    Banc One Partners                       Occupation                         Business
    -----------------                       ----------                         --------

    James P. Shanahan, Manager             Pacholder Associates,               Investment
                                           Inc., Managing Director
                                           & General Counsel, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236

    William J. Morgan, Manager             Pacholder Associates,               Investment
                                           Inc., President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236


    Mark A. Beeson, Manager                Banc One Investment                 Investment
                                           Advisors, Senior
                                           Managing Director, 1111
                                           Polaris Parkway,
                                           Columbus, Ohio 43271

     Peter W. Atwater                      Banc One Investment
                                           Advisors, Senior
                                           Managing Director,
                                           1111 Polaris Parkway,
                                           Columbus, OH 43271

     Gary Madich, Manager                  Banc One Investment                   Investment
                                           Advisors, Senior
                                           Managing Director, 1111
                                           Polaris Parkway,
                                           Columbus, Ohio 43271

    Ryan L. Langdon, Vice                  Pacholder                             Investment
    President -- Senior Analyst            Associates, Inc., Vice
                                           President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236
    Anthony L. Longi, Jr., Vice
    President -- Portfolio Manager         Pacholder                             Investment
                                           Associates, Inc.,
                                           Executive Vice
                                           President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236




    Item 27.  Principal Underwriters
              ----------------------


           (a) The One Group Services Company acts as administrator and distributor for each of the Fund's Portfolios.

           (b) The directors and officers of The One Group Services Company are set forth below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.



                                          Positions and Offices
                                          With The One Group
    Name                                  Services Company                   Positions With Registrant
    ----                                  ----------------                   -------------------------

   Lynn J. Mangum                         Chairman and Chief                 None
                                            Executive Officer

   Dennis Sheehan                         Director                           None

   Kevin J. Dell                          Vice President/Secretary/          None

   Michael D. Burns                       Vice President                     None

   Steven Ludwig                          Compliance Officer                 None

   Robert Tuch                            Assistant Secretary                None

   David P. Blackmore                     Vice President/                    None
                                            Chief Financial Officer

   Mark S. Redman                         President                          President

   Mark J. Ryberczyk                      Senior Vice President              None



   (c)         Not applicable.


   Item 28.             Location of Accounts and Records
                        --------------------------------


              (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser and Sub-Administrator).

              (2) Independence International Associates, Inc., 75 State Street, Boston, MA 02109 (records relating to its functions as Sub-Investment Adviser to the International Equity Index Fund).

              (3) Banc One High Yield Partners, LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044
                        Montgomery Road, Suite #382, Cincinnati, Ohio 45236 (records relating to its functions as Sub-Investment Advisor to the High Yield Bond Fund).

              (4) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Distributor for all Funds).

              (5) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Administrator for all Funds).

              (6) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all Funds).

              (7) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).


   Item 29.             Management Services
                        -------------------


                        N/A


   Item 30.             Undertakings
                        ------------


                        The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                        The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 23th day of August, 1999.

                                      One Group(R) Mutual Funds
                                      (Registrant)

                               By: /s/  Mark S. Redman
                                   ------------------------
                               *Mark S. Redman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                   Title                                            Date
---------                                   -----                                            ----

/s/ Mark S. Redman                          President                                   August 23, 1999
------------------
* Mark S. Redman

/s/ Peter C. Marshall                       Trustee                                     August 23, 1999
---------------------
*Peter C. Marshall

/s/  Charles I. Post                        Trustee                                     August 23, 1999
--------------------
*Charles I. Post

/s/  Frederick W. Ruebeck                   Trustee                                     August 23, 1999
-------------------------
*Frederick W. Ruebeck

/s/ Robert A. Oden                          Trustee                                     August 23, 1999
------------------
*Robert A. Oden

/s/ John F. Finn                            Trustee                                     August 23, 1999
----------------
*John F. Finn

/s/ Marilyn McCoy                           Trustee                                     August 23, 1999
-----------------
*Marilyn McCoy

/s/ Donald L. Tuttle                        Trustee                                     August 23, 1999
--------------------
*Donald L. Tuttle

/s/ Julius L. Pallone                       Trustee                                     August 23, 1999
---------------------
*Julius L. Pallone


*By:  /s/ Alan G. Priest
      ------------------
        Alan G. Priest
        Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY
                                -----------------

         Mark S. Redman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                     /s/ Mark S. Redman
                                                     ------------------
                                                     Mark S. Redman

                                POWER OF ATTORNEY
                                -----------------

         Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                               /s/ Peter C. Marshall
                                               ---------------------
                                               Peter C. Marshall

                                POWER OF ATTORNEY
                                -----------------

         Charles I. Post, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                 /s/ Charles I. Post
                                                 -------------------
                                                 Charles I. Post

                                POWER OF ATTORNEY
                                -----------------

         Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                            /s/ Frederick W. Ruebeck
                                            ------------------------
                                            Frederick W. Ruebeck

                                POWER OF ATTORNEY
                                -----------------

         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                 /s/ Robert A. Oden, Jr.
                                                 -----------------------
                                                 Robert A. Oden, Jr.

                                POWER OF ATTORNEY
                                -----------------

         John F. Finn, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                               /s/ John F. Finn
                                               ----------------
                                               John F. Finn

                                POWER OF ATTORNEY
                                -----------------

         Marilyn McCoy, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 19, 1999


                                               /s/ Marilyn McCoy
                                               -----------------
                                               Marilyn McCoy

                                POWER OF ATTORNEY
                                -----------------

         Donald L. Tuttle, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 19, 1999


                                               /s/ Donald L. Tuttle
                                               --------------------
                                               Donald L. Tuttle

                                POWER OF ATTORNEY
                                -----------------

         Julius L. Pallone, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 19, 1999


                                               /s/ Julius L. Pallone
                                               ---------------------
                                               Julius L. Pallone

                                    Exhibits

(d)(2) Amended and Restated Schedule A to the Investment Advisory Agreement between One Group Mutual Funds and Banc One Investment Advisors Corporation dated May 20, 1999

(e)(2) Revised Schedules A-E to the Distribution Agreement between One Group Mutual Funds and The One Group Services Company dated May 20, 1999.

(e)(6) Amendment to the Agency Services and Delegation Agreement between One Group Mutual Funds and INVESCO Retirement Plan Services.

(h)(2) Revised Schedule A to the Management and Administration Agreement between One Group Mutual Funds and The One Group Services Company dated May 20, 1999.

(h)(6) Revised Schedule A to the Fund Accounting Agreement between One Group Mutual Funds and The One Group Services Company dated May 20, 1999.

(h)(8) Revised Schedule A to the Sub-Administration Agreement between One Group Services Company and Banc One Investment Advisors Corporation dated May 20, 1999.

(h)(10) Amendment to the Agency Services and Delegation Agreement between One Group Mutual Funds and BISYS Qualified Plan Services.

(h)(11) Order Processing Agreement between One Group Mutual Funds and Bank One Trust Company, NA.

(h)(29) Sub-Transfer Agency Agreement between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and One Group Mutual Funds.

(h)(32) Services Agreement between One Group Mutual Funds. Bank One Trust Company, NA, Kemper Services Company, Kemper Distributors, Inc. and The One Group Services Company.

(h)(33) Sub-Transfer Agency Agreement between Nationwide Investment Services Corporation and One Group Mutual Funds.

(i)       Opinion and Consent of Ropes & Gray.

(j)(2)    Consent of Ropes & Gray.

(m)(2) Revised Schedule A to the Distribution and Shareholder Services Plan between One Group Mutual Funds and The One Group Services Company dated May 20, 1999.

(m)(4) Revised Schedules A and B to the Distribution and Shareholder Services Plan Class B and Class C shares between One Group Mutual Funds and The One Group Services Company dated May 20, 1999.

(n)       Multiple Class Plan for One Group Mutual Funds, as amended May 20,
          1999.


                                       2